UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: February 28, 2011

Date of reporting period: August 31, 2011

Item 1. Reports to Shareholders.

August 31, 2011

2011 Semi-Annual Report

iShares Trust

iShares Barclays Short Treasury Bond Fund  |  SHV  |  NYSE Arca

iShares Barclays 1-3 Year Treasury Bond Fund  |  SHY  |  NYSE Arca

iShares Barclays 3-7 Year Treasury Bond Fund  |  IEI  |  NYSE Arca

iShares Barclays 7-10 Year Treasury Bond Fund  |  IEF  |  NYSE Arca

iShares Barclays 10-20 Year Treasury Bond Fund  |  TLH  |  NYSE Arca

iShares Barclays 20+ Year Treasury Bond Fund  |  TLT  |  NYSE Arca

iShares JPMorgan USD Emerging Markets Bond Fund  |  EMB  |  NYSE Arca

iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund  |  ISHG  |  NASDAQ

iShares S&P/Citigroup International Treasury Bond Fund  |  IGOV  |  NASDAQ

Fund Performance Overviews

iSHARES® BARCLAYS TREASURY BOND FUNDS

Performance as of August 31, 2011

	Average Annual Total Returns

	Year Ended 8/31/11			Five Years Ended 8/31/11			Inception to 8/31/11

iSHARES BOND FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Barclays Short Treasury	0.14%	0.15%	0.27%	–	–	–	1.77%	1.78%	1.89%
Barclays 1-3 Year Treasury	1.41%	1.40%	1.51%	3.86%	3.85%	4.00%	3.08%	3.08%	3.21%
Barclays 3-7 Year Treasury	4.99%	4.94%	5.05%	–	–	–	7.29%	7.27%	7.43%
Barclays 7-10 Year Treasury	7.02%	6.87%	7.09%	8.64%	8.61%	8.74%	6.54%	6.52%	6.57%
Barclays 10-20 Year Treasury	5.83%	5.60%	6.00%	–	–	–	9.10%	9.07%	9.13%
Barclays 20+ Year Treasury	3.58%	2.92%	3.68%	8.58%	8.50%	8.68%	7.63%	7.58%	7.72%

	Cumulative Total Returns

	Year Ended 8/31/11			Five Years Ended 8/31/11			Inception to 8/31/11

iSHARES BOND FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Barclays Short Treasury	0.14%	0.15%	0.27%	–	–	–	8.53%	8.54%	9.10%
Barclays 1-3 Year Treasury	1.41%	1.40%	1.51%	20.88%	20.80%	21.64%	31.80%	31.82%	33.37%
Barclays 3-7 Year Treasury	4.99%	4.94%	5.05%	–	–	–	38.73%	38.66%	39.57%
Barclays 7-10 Year Treasury	7.02%	6.87%	7.09%	51.36%	51.15%	52.07%	78.10%	77.88%	78.60%
Barclays 10-20 Year Treasury	5.83%	5.60%	6.00%	–	–	–	49.97%	49.81%	50.18%
Barclays 20+ Year Treasury	3.58%	2.92%	3.68%	50.94%	50.33%	51.61%	95.37%	94.62%	96.82%

Total returns for the periods since inception are calculated from the inception date of each Fund (1/5/07, 07/22/02, 01/5/07, 07/22/02, 01/5/07 and 07/22/02, respectively). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (1/11/07, 07/26/02, 1/11/07, 07/26/02, 1/11/07 and 7/26/02, respectively), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overviews (Continued)

iSHARES® BARCLAYS TREASURY BOND FUNDS

The iShares Barclays Short Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Short Treasury Bond Index (the “Index”). The Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of between one and 12 months. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2011, the total return for the Fund was 0.09%, net of fees, while the total return for the Index was 0.15%.

PORTFOLIO ALLOCATION As of 8/31/11
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	99.79%

Short-Term and Other Net Assets	0.21

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 8/31/11
Security	Percentage of Net Assets
U.S. Treasury Notes, 0.88%, 01/31/12	28.90%

U.S. Treasury Notes, 1.00%, 12/31/11	17.56

U.S. Treasury Notes, 1.00%, 10/31/11	12.35

U.S. Treasury Notes, 0.75%, 11/30/11	11.94

U.S. Treasury Notes, 0.75%, 05/31/12	9.04

TOTAL	79.79%

The iShares Barclays 1-3 Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 1-3 Year Treasury Bond Index (the “Index”). The Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to one year and less than three years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2011, the total return for the Fund was 1.39%, net of fees, while the total return for the Index was 1.43%.

PORTFOLIO ALLOCATION As of 8/31/11
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	99.51%

Short-Term and Other Net Assets	0.49

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 8/31/11
Security	Percentage of Net Assets
U.S. Treasury Notes, 1.25%, 02/15/14	15.29%

U.S. Treasury Notes, 0.75%, 03/31/13	9.49

U.S. Treasury Notes, 1.75%, 04/15/13	7.89

U.S. Treasury Notes, 1.38%, 01/15/13	7.02

U.S. Treasury Notes, 0.75%, 12/15/13	5.92

TOTAL	45.61%

6	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews (Continued)

iSHARES® BARCLAYS TREASURY BOND FUNDS

The iShares Barclays 3-7 Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 3-7 Year Treasury Bond Index (the “Index”). The Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to three years and less than seven years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2011, the total return for the Fund was 6.90%, net of fees, while the total return for the Index was 6.96%.

PORTFOLIO ALLOCATION As of 8/31/11
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	99.16%

Short-Term and Other Net Assets	0.84

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 8/31/11
Security	Percentage of Net Assets
U.S. Treasury Notes, 2.75%, 05/31/17	6.52%

U.S. Treasury Notes, 1.75%, 07/31/15	6.49

U.S. Treasury Notes, 3.13%, 04/30/17	6.39

U.S. Treasury Notes, 3.25%, 07/31/16	5.52

U.S. Treasury Notes, 3.13%, 10/31/16	5.49

TOTAL	30.41%

The iShares Barclays 7-10 Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 7-10 Year Treasury Bond Index (the “Index”). The Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to seven years and less than ten years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2011, the total return for the Fund was 12.03%, net of fees, while the total return for the Index was 12.10%.

PORTFOLIO ALLOCATION As of 8/31/11
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	99.12%

Short-Term and Other Net Assets	0.88

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 8/31/11
Security	Percentage of Net Assets
U.S. Treasury Notes, 3.63%, 02/15/21	10.21%

U.S. Treasury Notes, 3.63%, 02/15/20	9.93

U.S. Treasury Notes, 3.13%, 05/15/21	9.92

U.S. Treasury Notes, 2.63%, 11/15/20	9.54

U.S. Treasury Notes, 2.63%, 08/15/20	9.51

TOTAL	49.11%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overviews (Continued)

iSHARES® BARCLAYS TREASURY BOND FUNDS

The iShares Barclays 10-20 Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 10-20 Year Treasury Bond Index (the “Index”). The Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to ten years and less than 20 years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2011, the total return for the Fund was 14.39%, net of fees, while the total return for the Index was 14.46%.

PORTFOLIO ALLOCATION As of 8/31/11
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	99.06%

Short-Term and Other Net Assets	0.94

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 8/31/11
Security	Percentage of Net Assets
U.S. Treasury Bonds, 6.25%, 08/15/23	9.40%

U.S. Treasury Bonds, 6.13%, 11/15/27	8.34

U.S. Treasury Bonds, 8.00%, 11/15/21	7.77

U.S. Treasury Bonds, 5.38%, 02/15/31	7.05

U.S. Treasury Bonds, 6.25%, 05/15/30	6.02

TOTAL	38.58%

The iShares Barclays 20+ Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 20+ Year Treasury Bond Index (the “Index”). The Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of 20 or more years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2011, the total return for the Fund was 18.86%, net of fees, while the total return for the Index was 18.94%.

PORTFOLIO ALLOCATION As of 8/31/11
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	99.02%

Short-Term and Other Net Assets	0.98

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 8/31/11
Security	Percentage of Net Assets
U.S. Treasury Bonds, 4.38%, 05/15/41	8.91%

U.S. Treasury Bonds, 4.63%, 02/15/40	8.80

U.S. Treasury Bonds, 4.25%, 11/15/40	8.70

U.S. Treasury Bonds, 4.75%, 02/15/41	8.53

U.S. Treasury Bonds, 4.38%, 05/15/40	8.53

TOTAL	43.47%

8	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® JPMORGAN USD EMERGING MARKETS BOND FUND

Performance as of August 31, 2011

Average Annual Total Returns						Cumulative Total Returns

Year Ended 8/31/11			Inception to 8/31/11			Inception to 8/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
6.15%	6.16%	7.20%	8.40%	8.55%	9.20%	34.87%	35.59%	38.57%

Total returns for the period since inception are calculated from the inception date of the Fund (12/17/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/19/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview (Continued)

iSHARES® JPMORGAN USD EMERGING MARKETS BOND FUND

The iShares JPMorgan USD Emerging Markets Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the JPMorgan EMBI Global Core Index (the “Index”). The Index is a broad, diverse U.S. dollar denominated emerging markets debt benchmark which tracks the total return of actively traded external debt instruments in emerging market countries. The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2011, the total return for the Fund was 7.72%, net of fees, while the total return for the Index was 8.11%.

BOND CREDIT QUALITY As of 8/31/11
Moody Credit Rating	Percentage of Total Investments*
U.S. Government	0.67%

Aa3	0.79

A1	2.82

A2	3.84

A3	2.68

Baa1	19.97

Baa2	8.57

Baa3	19.45

Ba1	8.45

Ba2	15.11

Ba3	0.50

B1	1.74

B2	4.87

B3	0.40

Not Rated	10.14

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS As of 8/31/11
Security	Percentage of Net Assets
Philippines (Republic of the), 7.75%, 01/14/31	4.32%

Turkey (Republic of), 6.88%, 03/17/36	3.76

Turkey (Republic of), 7.25%, 03/15/15	3.57

Russian Federation (The), 7.50%, 03/31/30	3.34

Brazil (Federative Republic of), 7.13%, 01/20/37	2.89

Peru (Republic of), 6.55%, 03/14/37	2.69

Indonesia (Republic of), 6.88%, 01/17/18	2.58

Petronas Capital Ltd. (Malaysia), 5.25%, 08/12/19	2.52

Colombia (Republic of), 7.38%, 03/18/19	2.41

Uruguay (Republic of), 7.63%, 03/21/36	2.14

TOTAL	30.22%

10	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews

iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUNDS

Performance as of August 31, 2011

	Average Annual Total Returns						Cumulative Total Returns

	Year Ended 8/31/11			Inception to 8/31/11			Inception to 8/31/11

iSHARES BOND FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P/Citigroup 1-3 Year International Treasury	11.98%	11.76%	12.61%	6.89%	6.79%	7.45%	18.99%	18.70%	20.64%
S&P/Citigroup International Treasury	10.73%	11.10%	11.09%	8.25%	8.39%	8.81%	23.00%	23.42%	24.66%

Total returns for the period since inception are calculated from the inception date of each Fund (1/21/09). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (1/23/09), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overviews (Continued)

iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUNDS

The iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P/Citigroup International Treasury Bond Index Ex-US 1-3 Year (the “Index”). The Index is a broad, diverse, market value-weighted index designed to measure the performance of bonds denominated in local currencies and issued by foreign governments in developed market countries outside the U.S. that have a remaining maturity of greater than one year and less than or equal to three years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2011, the total return for the Fund was 4.75%, net of fees, while the total return for the Index was 5.07%.

BOND CREDIT QUALITY As of 8/31/11
S&P Credit Rating	Percentage of Total Investments*
AAA	15.60%

AA	3.32

BBB+	3.41

BBB-	2.67

CC	4.71

Not Rated	70.29

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS
As of 8/31/11
Security	Percentage of Net Assets
Japan (Government of), 1.20%, 09/20/13	8.39%

Japan (Government of), 1.10%, 09/20/12	5.77

Japan (Government of), 0.80%, 12/20/13	4.71

Italy (Republic of), 4.75%, 02/01/13	4.32

Germany (Federal Republic of), 3.75%, 07/04/13	3.52

Netherlands (Kingdom of the), 4.25%, 07/15/13	2.65

United Kingdom Treasury Bond, 2.25%, 03/07/14	2.46

Canada (Government of), 3.50%, 06/01/13	2.28

Italy (Republic of), 2.25%, 11/01/13	2.26

Ireland (Government of), 4.00%, 01/15/14	2.10

TOTAL	38.46%

12	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews (Continued)

iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUNDS

The iShares S&P/Citigroup International Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P/Citigroup International Treasury Bond Index Ex-US (the “Index”). The Index is a broad, diverse, market value-weighted index designed to measure the performance of bonds denominated in local currencies and issued by foreign governments in developed market countries outside the U.S. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2011, the total return for the Fund was 7.34%, net of fees, while the total return for the Index was 7.37%.

BOND CREDIT QUALITY
As of 8/31/11
S&P Credit Rating	Percentage of Total Investments*
AAA	17.07%

AA	4.59

BBB+	2.70

BBB-	3.31

CC	4.14

Not Rated	68.19

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS
As of 8/31/11
Security	Percentage of Net Assets
Japan (Government of), 1.50%, 09/20/15	4.76%

Japan (Government of), 2.20%, 09/21/20	3.99

Japan (Government of), 1.30%, 12/20/13	3.82

Japan (Government of), 1.50%, 12/20/17	2.92

France (Republic of), 5.00%, 10/25/16	2.82

Germany (Federal Republic of), 4.25%, 07/04/17	2.72

Australia (Commonwealth of), 6.25%, 04/15/15	2.64

Netherlands (Kingdom of the), 3.75%, 01/15/23	2.56

Germany (Federal Republic of), 3.75%, 01/04/15	2.39

Italy (Republic of), 4.25%, 09/01/19	2.34

TOTAL	30.96%

FUND PERFORMANCE OVERVIEWS	13

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2011 to August 31, 2011.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Bond Fund	Beginning Account Value (3/1/11)	Ending Account Value (8/31/11)	Annualized Expense Ratio	Expenses Paid During Period[a] (3/1/11 to 8/31/11)
Barclays Short Treasury
Actual	$1,000.00	$1,000.90	0.15%	$0.76
Hypothetical (5% return before expenses)	1,000.00	1,024.40	0.15	0.77
Barclays 1-3 Year Treasury
Actual	1,000.00	1,013.90	0.15	0.76
Hypothetical (5% return before expenses)	1,000.00	1,024.40	0.15	0.77
Barclays 3-7 Year Treasury
Actual	1,000.00	1,069.00	0.15	0.78
Hypothetical (5% return before expenses)	1,000.00	1,024.40	0.15	0.77
Barclays 7-10 Year Treasury
Actual	1,000.00	1,120.30	0.15	0.80
Hypothetical (5% return before expenses)	1,000.00	1,024.40	0.15	0.77

14	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Bond Fund	Beginning Account Value (3/1/11)	Ending Account Value (8/31/11)	Annualized Expense Ratio	Expenses Paid During Period[a] (3/1/11 to 8/31/11)
Barclays 10-20 Year Treasury
Actual	$1,000.00	$1,143.90	0.15%	$0.81
Hypothetical (5% return before expenses)	1,000.00	1,024.40	0.15	0.77
Barclays 20+ Year Treasury
Actual	1,000.00	1,188.60	0.15	0.83
Hypothetical (5% return before expenses)	1,000.00	1,024.40	0.15	0.77
JPMorgan USD Emerging Markets
Actual	1,000.00	1,077.20	0.60	3.14
Hypothetical (5% return before expenses)	1,000.00	1,022.20	0.60	3.06
S&P/Citigroup 1-3 Year International Treasury
Actual	1,000.00	1,047.50	0.35	1.81
Hypothetical (5% return before expenses)	1,000.00	1,023.40	0.35	1.79
S&P/Citigroup International Treasury
Actual	1,000.00	1,073.40	0.35	1.83
Hypothetical (5% return before expenses)	1,000.00	1,023.40	0.35	1.79

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	15

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS SHORT TREASURY BOND FUND

August 31, 2011

Security	Shares or Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 99.79%
U.S. Treasury Notes
0.38%, 08/31/12	$198,000,000	$198,445,496
0.63%, 06/30/12	110,195,300	110,651,510
0.75%, 11/30/11	509,817,000	510,673,487
0.75%, 05/31/12	385,040,000	386,876,602
0.88%, 01/31/12	1,231,944,000	1,236,083,406
1.00%, 09/30/11	352,203,000	352,446,020
1.00%, 10/31/11	527,364,000	528,165,593
1.00%, 12/31/11	748,866,000	751,180,041
1.00%, 03/31/12	193,042,000	194,067,036

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $4,266,798,703)		4,268,589,191

SHORT-TERM INVESTMENTS – 0.56%

MONEY MARKET FUNDS – 0.56%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,b]	23,914,360	23,914,360

		23,914,360

TOTAL SHORT-TERM INVESTMENTS
(Cost: $23,914,360)		23,914,360

TOTAL INVESTMENTS IN SECURITIES – 100.35%
(Cost: $4,290,713,063)		4,292,503,551

Other Assets, Less Liabilities – (0.35)%		(15,067,500)

NET ASSETS – 100.00%		$4,277,436,051

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

16	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 1-3 YEAR TREASURY BOND FUND

August 31, 2011

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 99.51%
U.S. Treasury Notes
0.50%, 05/31/13	$112,305,000	$112,905,827
0.63%, 07/31/12	35,621,000	35,782,367
0.63%, 02/28/13	44,967,000	45,263,784
0.63%, 07/15/14	161,879,000	163,382,857
0.75%, 03/31/13	849,899,700	857,438,319
0.75%, 12/15/13	528,432,000	534,889,439
0.75%, 06/15/14	409,053,000	414,260,257
1.00%, 07/15/13	492,158,000	499,540,370
1.00%, 05/15/14	264,071,000	269,341,862
1.13%, 12/15/12	474,264,000	480,059,506
1.25%, 02/15/14	1,348,107,000	1,381,472,622
1.38%, 03/15/12	2,859,000	2,878,984
1.38%, 04/15/12	62,634,000	63,130,692
1.38%, 05/15/12	30,121,000	30,389,375
1.38%, 09/15/12	209,821,000	212,475,234
1.38%, 10/15/12	177,167,000	179,594,193
1.38%, 01/15/13	624,751,000	635,003,158
1.38%, 03/15/13	291,796,000	297,106,708
1.38%, 05/15/13	246,754,000	251,718,693
1.50%, 07/15/12	39,207,000	39,675,524
1.75%, 08/15/12	178,560,000	181,293,738
1.75%, 04/15/13	695,466,000	713,012,628
1.75%, 03/31/14	171,317,000	177,890,430
1.88%, 06/15/12	79,525,000	80,624,833
1.88%, 04/30/14	28,488,000	29,694,182
2.13%, 11/30/14	35,312,000	37,281,704
2.38%, 08/31/14	170,000,000	180,359,803
2.50%, 03/31/13	47,288,000	49,009,756
2.63%, 07/31/14	124,540,000	132,894,143
3.38%, 11/30/12	74,445,000	77,408,658
3.50%, 05/31/13	228,471,000	241,621,784
3.63%, 12/31/12	113,464,000	118,671,993
3.63%, 05/15/13	142,749,000	151,085,526
4.00%, 11/15/12	110,416,000	115,495,134
4.13%, 08/31/12	19,318,000	20,082,606
4.25%, 09/30/12	82,607,000	86,260,705
4.50%, 03/31/12	17,429,000	17,875,706

Security	Shares or Principal	Value
4.63%, 07/31/12	$72,614,000	$75,586,819
4.75%, 05/31/12	98,000	101,396

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $8,886,360,320)		8,992,561,315

SHORT-TERM INVESTMENTS – 0.15%

MONEY MARKET FUNDS – 0.15%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,b]	13,338,109	13,338,109

		13,338,109

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,338,109)		13,338,109

TOTAL INVESTMENTS IN SECURITIES – 99.66%
(Cost: $8,899,698,429)		9,005,899,424

Other Assets, Less Liabilities – 0.34%		31,150,432

NET ASSETS – 100.00%		$9,037,049,856

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 3-7 YEAR TREASURY BOND FUND

August 31, 2011

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 99.16%
U.S. Treasury Notes
1.00%, 08/31/16	$23,129,400	$23,182,598
1.25%, 09/30/15	37,586,000	38,504,226
1.50%, 06/30/16[a]	34,131,400	35,102,098
1.50%, 08/31/18	44,318,000	44,144,717
1.75%, 07/31/15	130,470,100	136,338,646
1.75%, 05/31/16	11,422,500	11,891,965
1.88%, 06/30/15	35,907,000	37,685,116
2.00%, 01/31/16[a]	19,981,200	21,059,388
2.13%, 11/30/14	2,638,400	2,785,570
2.13%, 05/31/15	35,907,000	38,027,308
2.13%, 02/29/16[a]	41,075,200	43,527,801
2.25%, 03/31/16[a]	2,864,000	3,051,420
2.25%, 11/30/17	12,372,500	13,043,584
2.25%, 07/31/18	17,920,000	18,772,275
2.38%, 08/31/14[a]	38,459,300	40,803,010
2.38%, 09/30/14	40,725,300	43,248,232
2.38%, 10/31/14[a]	56,081,000	59,616,907
2.38%, 07/31/17	26,297,000	27,963,703
2.38%, 05/31/18[a]	44,849,800	47,438,983
2.38%, 06/30/18	12,763,000	13,486,153
2.50%, 04/30/15[a]	36,236,000	38,845,718
2.50%, 06/30/17	15,280,000	16,370,077
2.63%, 07/31/14	54,502,700	58,158,741
2.63%, 12/31/14	38,291,000	41,083,562
2.63%, 04/30/16[a]	71,624,000	77,485,712
2.63%, 01/31/18[a]	70,294,000	75,667,271
2.75%, 11/30/16	84,160,000	91,507,171
2.75%, 05/31/17[a]	125,958,000	136,780,305
2.75%, 12/31/17[a]	20,462,000	22,194,520
2.75%, 02/28/18[a]	31,555,900	34,211,327
2.88%, 03/31/18[a]	44,327,100	48,376,821
3.13%, 10/31/16	104,244,000	115,340,771
3.13%, 04/30/17[a]	121,108,000	134,140,434
3.25%, 06/30/16[a]	36,192,000	40,240,077
3.25%, 07/31/16[a]	104,251,000	115,937,536
3.25%, 12/31/16[a]	22,076,000	24,568,601
4.00%, 02/15/15[a]	32,448,000	36,384,593
4.13%, 05/15/15	11,591,000	13,119,390
4.25%, 11/15/14	64,953,700	72,966,392
4.25%, 08/15/15[a]	67,745,000	77,386,470
4.50%, 02/15/16	19,562,000	22,769,189

Security	Shares or Principal	Value
4.50%,
05/15/17[a]	$42,598,000	$50,470,112
5.13%,
05/15/16[a]	31,704,000	37,976,635

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $1,995,422,405)		2,081,655,125

SHORT-TERM INVESTMENTS – 33.95%

MONEY MARKET FUNDS – 33.95%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[b,c,d]	621,126,002	621,126,002
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[b,c,d]	83,691,786	83,691,786
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	7,950,855	7,950,855

		712,768,643

TOTAL SHORT-TERM INVESTMENTS
(Cost: $712,768,643)		712,768,643

TOTAL INVESTMENTS
IN SECURITIES – 133.11%
(Cost: $2,708,191,048)		2,794,423,768

Other Assets, Less Liabilities – (33.11)%		(695,182,771)

NET ASSETS – 100.00%		$2,099,240,997

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

18	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 7-10 YEAR TREASURY BOND FUND

August 31, 2011

Security	Shares or Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 99.12%
U.S. Treasury Notes
2.13%, 08/15/21	$109,160,600	$108,239,282
2.63%, 08/15/20	322,671,500	338,359,788
2.63%, 11/15/20[a]	324,739,900	339,275,252
2.75%, 02/15/19	192,120,400	207,282,538
3.13%, 05/15/19[a]	212,116,000	234,254,539
3.13%, 05/15/21[a]	325,771,300	352,868,934
3.38%, 11/15/19[a]	236,583,500	264,715,642
3.50%, 05/15/20[a]	270,024,500	303,920,678
3.63%, 08/15/19[a]	160,599,900	183,027,670
3.63%, 02/15/20	310,613,000	353,111,068
3.63%, 02/15/21[a]	321,822,000	363,301,663
3.75%, 11/15/18[a]	151,769,200	174,574,042
7.88%, 02/15/21[a]	18,849,700	28,271,156
8.13%, 08/15/19[a]	37,818,500	55,943,773
8.13%, 05/15/21	17,971,600	27,469,232
8.13%, 08/15/21	23,336,400	35,813,672
8.50%, 02/15/20[a]	16,224,400	24,743,346
8.75%, 05/15/20	11,238,500	17,422,935
8.75%, 08/15/20	25,261,900	39,372,188
8.88%, 02/15/19[a]	33,440,000	50,731,153
9.00%, 11/15/18	15,043,000	22,779,011

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $3,259,981,390)		3,525,477,562

SHORT-TERM INVESTMENTS – 30.91%

MONEY MARKET FUNDS – 30.91%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[b,c,d]	943,169,387	943,169,387
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[b,c,d]	127,084,570	127,084,570
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	29,160,036	29,160,036

		1,099,413,993

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,099,413,993)		1,099,413,993

Value
TOTAL INVESTMENTS
IN SECURITIES – 130.03%
(Cost: $4,359,395,383)	$4,624,891,555

Other Assets, Less Liabilities – (30.03)%	(1,068,023,002)

NET ASSETS – 100.00%	$3,556,868,553

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 10-20 YEAR TREASURY BOND FUND

August 31, 2011

Security	Shares or Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 99.06%
U.S. Treasury Bonds
5.25%, 11/15/28	$9,655,400	$12,466,087
5.25%, 02/15/29[a]	9,608,900	12,408,741
5.38%, 02/15/31	14,860,900	19,599,000
5.50%, 08/15/28[a]	7,897,400	10,470,215
6.00%, 02/15/26	11,371,700	15,629,265
6.13%, 11/15/27	16,480,800	23,173,158
6.13%, 08/15/29[a]	7,137,000	10,129,901
6.25%, 08/15/23	18,904,600	26,124,455
6.25%, 05/15/30	11,587,400	16,722,008
6.38%, 08/15/27[a]	6,138,900	8,828,659
6.50%, 11/15/26[a]	7,327,800	10,588,745
6.63%, 02/15/27[a]	6,286,000	9,205,029
6.75%, 08/15/26[a]	6,069,200	8,939,264
6.88%, 08/15/25[a]	8,906,500	13,146,529
7.13%, 02/15/23[a]	9,300,000	13,647,099
7.25%, 08/15/22	8,580,500	12,632,041
7.50%, 11/15/24	7,013,900	10,783,170
7.63%, 11/15/22	4,870,300	7,377,141
7.63%, 02/15/25[a]	7,562,900	11,771,276
8.00%, 11/15/21[a]	14,117,800	21,590,350

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $259,105,336)		275,232,133

SHORT-TERM INVESTMENTS – 33.86%

MONEY MARKET FUNDS – 33.86%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[b,c,d]	77,925,681	77,925,681
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[b,c,d]	10,499,866	10,499,866
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	5,654,538	5,654,538

		94,080,085

TOTAL SHORT-TERM INVESTMENTS
(Cost: $94,080,085)		94,080,085

Value
TOTAL INVESTMENTS
IN SECURITIES – 132.92%
(Cost: $353,185,421)	$369,312,218

Other Assets, Less Liabilities – (32.92)%	(91,481,017)

NET ASSETS – 100.00%	$277,831,201

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

20	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 20+ YEAR TREASURY BOND FUND

August 31, 2011

Security	Shares or Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 99.02%
U.S. Treasury Bonds
3.50%, 02/15/39	$122,290,500	$120,711,730
3.75%, 08/15/41	71,191,000	73,204,284
3.88%, 08/15/40[a]	214,124,300	225,228,780
4.25%, 05/15/39[a]	148,603,800	166,913,273
4.25%, 11/15/40[a]	211,944,200	237,629,724
4.38%, 02/15/38[a]	74,029,500	85,094,689
4.38%, 11/15/39	201,307,500	230,543,394
4.38%, 05/15/40[a]	203,359,500	232,757,151
4.38%, 05/15/41	212,191,000	243,196,332
4.50%, 02/15/36[a]	120,877,800	142,131,743
4.50%, 05/15/38[a]	91,144,300	106,826,589
4.50%, 08/15/39[a]	163,609,000	191,175,466
4.63%, 02/15/40[a]	201,601,000	240,173,341
4.75%, 02/15/37[a]	69,708,000	84,807,457
4.75%, 02/15/41[a]	191,531,000	232,926,593
5.00%, 05/15/37[a]	71,242,600	89,951,615

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $2,590,259,699)		2,703,272,161

SHORT-TERM INVESTMENTS – 38.89%

MONEY MARKET FUNDS – 38.89%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[b,c,d]	907,777,301	907,777,301
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[b,c,d]	122,315,768	122,315,768
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	31,707,955	31,707,955

		1,061,801,024

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,061,801,024)		1,061,801,024

Value
TOTAL INVESTMENTS
IN SECURITIES – 137.91%
(Cost: $3,652,060,723)	$3,765,073,185

Other Assets, Less Liabilities – (37.91)%	(1,034,914,683)

NET ASSETS – 100.00%	$2,730,158,502

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® JPMORGAN USD EMERGING MARKETS BOND FUND

August 31, 2011

Security	Principal	Value
QUASI-SOVEREIGN BONDS & NOTES[a] – 16.12%

BRAZIL – 1.04%
Banco Nacional de Desenvolvimento Economico e Social
6.50%, 06/10/19[b]	$29,900,000	$34,310,250

		34,310,250

CHILE – 0.19%
National Copper Corporation of Chile
3.75%, 11/04/20[b]	6,300,000	6,357,267

		6,357,267

CHINA – 0.97%
Sinochem Overseas Capital Co. Ltd.
4.50%, 11/12/20[b]	32,052,000	32,199,439

		32,199,439

INDONESIA – 1.17%
Majapahit Holding BV
7.75%, 01/20/20[b]	29,100,000	34,847,250
Pertamina Persero Tbk
5.25%, 05/23/21[b]	3,600,000	3,726,000

		38,573,250

KAZAKHSTAN – 2.71%
KazMunaiGaz Finance Sub BV
6.38%, 04/09/21[b]	20,800,000	21,736,000
9.13%, 07/02/18[b]	52,278,000	63,060,337
11.75%, 01/23/15[b]	4,000,000	4,835,000

		89,631,337

MALAYSIA – 2.52%
Petronas Capital Ltd.
5.25%, 08/12/19[b]	74,152,000	83,250,450

		83,250,450

MEXICO – 2.29%
Pemex Project Funding Master Trust
6.63%, 06/15/35	25,116,000	27,627,600
Petroleos Mexicanos
8.00%, 05/03/19	38,571,000	48,117,323

		75,744,923

Security	Principal	Value
PHILIPPINES – 1.16%
Power Sector Assets & Liabilities Management Corp.
7.25%, 05/27/19[b]	$31,993,000	$38,551,565

		38,551,565

RUSSIA – 1.18%
RSHB Capital SA
9.00%, 06/11/14[b]	16,815,000	18,790,762
Russian Agricultural Bank OJSC
6.30%, 05/15/17[b]	1,321,000	1,393,655
VEB Finance Ltd.
6.90%, 07/09/20[b]	17,405,000	18,775,644

		38,960,061

SOUTH AFRICA – 0.71%
Eskom Holdings Ltd.
5.75%, 01/26/21[b]	21,825,000	23,352,750

		23,352,750

UKRAINE – 0.92%
Naftogaz Ukraine
9.50%, 09/30/14	28,405,000	30,322,338

		30,322,338

VENEZUELA – 1.26%
Petroleos de Venezuela SA
5.38%, 04/12/27	41,966,000	20,458,425
5.50%, 04/12/37[b]	11,460,000	5,328,900
8.50%, 11/02/17[b]	20,930,000	14,964,950
12.75%, 02/17/22[b]	1,000,000	813,500

		41,565,775

TOTAL QUASI-SOVEREIGN BONDS & NOTES
(Cost: $510,700,490)		532,819,405

SOVEREIGN BONDS & NOTES[a] – 79.52%

ARGENTINA – 2.42%
Argentina (Republic of)
2.50%, 12/31/38[c]	65,780,000	26,640,900
8.28%, 12/31/33	17,945,279	14,176,771
8.28%, 12/31/33[d]	47,830,367	39,101,325

		79,918,996

BELARUS – 0.39%
Belarus (Republic of)
8.75%, 08/03/15[b]	15,453,000	12,748,725

		12,748,725

22	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® JPMORGAN USD EMERGING MARKETS BOND FUND

August 31, 2011

Security	Principal	Value
BRAZIL – 6.91%
Brazil (Federative Republic of)
7.13%, 01/20/37	$72,059,000	$95,658,323
8.00%, 01/15/18	55,713,667	67,831,389
10.13%, 05/15/27	25,714,000	41,528,110
11.00%, 08/17/40	17,043,000	23,434,125

		228,451,947

BULGARIA – 0.63%
Bulgaria (Republic of)
8.25%, 01/15/15[b]	17,940,000	20,765,550

		20,765,550

CHILE – 0.76%
Chile (Republic of)
3.88%, 08/05/20	23,600,000	25,048,804

		25,048,804

COLOMBIA – 5.28%
Colombia (Republic of)
7.38%, 01/27/17	41,561,000	50,912,225
7.38%, 03/18/19	62,790,000	79,743,300
7.38%, 09/18/37	32,699,000	43,980,155

		174,635,680

CROATIA – 1.86%
Croatia (Government of)
6.38%, 03/24/21[b]	7,500,000	7,387,500
6.63%, 07/14/20[b]	22,465,000	22,745,813
6.75%, 11/05/19[b]	6,330,000	6,472,425
6.75%, 11/05/19[e]	24,418,000	24,814,792

		61,420,530

DOMINICAN REPUBLIC – 0.57%
Dominican Republic (Government of)
7.50%, 05/06/21[b]	18,180,000	18,770,850

		18,770,850

EGYPT – 0.48%
Egypt (Republic of)
5.75%, 04/29/20[b]	15,756,000	15,874,170

		15,874,170

EL SALVADOR – 0.50%
El Salvador (Republic of)
7.65%, 06/15/35[b]	15,548,000	16,403,140

		16,403,140

Security	Principal	Value
HUNGARY – 2.55%
Hungary (Republic of)
4.75%, 02/03/15	$14,352,000	$14,603,160
6.25%, 01/29/20	30,199,000	31,029,472
7.63%, 03/29/41	37,076,000	38,790,765

		84,423,397

INDONESIA – 4.84%
Indonesia (Republic of)
4.88%, 05/05/21[b]	5,020,000	5,358,850
6.63%, 02/17/37[b]	58,006,000	69,027,140
6.88%, 01/17/18[b]	71,967,000	85,460,812

		159,846,802

IRAQ – 1.08%
Iraq (Republic of)
5.80%, 01/15/28[b]	40,299,000	35,866,110

		35,866,110

IVORY COAST – 0.58%
Ivory Coast (Republic of)
2.50%, 12/31/32[b,c,f]	35,581,000	19,124,788

		19,124,788

LEBANON – 2.94%
Lebanon (Republic of)
6.10%, 10/04/22[b]	10,768,000	10,741,080
6.38%, 03/09/20	18,348,000	19,127,790
9.00%, 03/20/17	56,870,000	67,390,950

		97,259,820

LITHUANIA – 2.03%
Lithuania (Republic of)
6.75%, 01/15/15[b]	29,900,000	32,591,000
7.38%, 02/11/20[b]	29,900,000	34,684,000

		67,275,000

MEXICO – 5.32%
United Mexican States
5.63%, 01/15/17	58,006,000	66,561,885
5.88%, 02/17/14	23,920,000	26,240,240
6.05%, 01/11/40	12,558,000	14,410,305
6.75%, 09/27/34	55,016,000	68,494,920

		175,707,350

PANAMA – 2.33%
Panama (Republic of)
6.70%, 01/26/36	31,395,000	38,851,312

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® JPMORGAN USD EMERGING MARKETS BOND FUND

August 31, 2011

Security	Principal	Value
7.25%, 03/15/15	$32,591,000	$38,131,470

		76,982,782

PERU – 3.99%
Peru (Republic of)
6.55%, 03/14/37	72,711,000	88,889,197
7.13%, 03/30/19	34,385,000	43,153,175

		132,042,372

PHILIPPINES – 5.55%
Philippines (Republic of the)
7.75%, 01/14/31	106,743,000	142,768,762
8.38%, 06/17/19	31,105,000	40,825,313

		183,594,075

POLAND – 3.70%
Poland (Republic of)
5.00%, 10/19/15	45,506,000	48,906,663
5.13%, 04/21/21	13,534,000	13,923,103
6.38%, 07/15/19	51,950,000	59,482,750

		122,312,516

RUSSIA – 6.96%
Russian Federation (The)
3.63%, 04/29/15[b]	25,200,000	25,968,600
5.00%, 04/29/20[b]	30,000,000	31,815,000
5.74%, 04/03/17	9,114,000	9,558,308
7.50%, 03/31/30[b,c]	92,136,340	110,333,267
11.00%, 07/24/18[b]	19,200,000	27,408,000
12.75%, 06/24/28[b]	14,100,000	25,098,000

		230,181,175

SOUTH AFRICA – 2.58%
South Africa (Republic of)
5.50%, 03/09/20	32,591,000	37,031,524
5.88%, 05/30/22	31,694,000	36,883,892
6.50%, 06/02/14	10,166,000	11,424,043

		85,339,459

SRI LANKA – 0.61%
Sri Lanka (Government of)
6.25%, 10/04/20[b]	19,849,000	20,196,358

		20,196,358

TURKEY – 7.33%
Turkey (Republic of)
6.88%, 03/17/36	110,938,000	124,250,560
7.25%, 03/15/15	104,052,000	117,968,955

		242,219,515

Security	Principal	Value
UKRAINE – 2.00%
Ukraine (Government of)
6.58%, 11/21/16[b]	$21,075,000	$21,127,687
7.75%, 09/23/20[b]	43,418,000	44,829,085

		65,956,772

URUGUAY – 2.14%
Uruguay (Republic of)
7.63%, 03/21/36	53,519,000	70,645,080

		70,645,080

VENEZUELA – 2.69%
Venezuela (Republic of)
5.75%, 02/26/16[b]	32,740,000	24,718,700
7.00%, 03/31/38[b]	5,300,000	2,968,000
7.75%, 10/13/19[b]	21,142,000	14,482,270
8.25%, 10/13/24[b]	11,137,000	7,183,365
9.00%, 05/07/23[b]	6,715,000	4,582,988
9.25%, 09/15/27	31,857,000	22,299,900
9.38%, 01/13/34	882,000	601,965
12.75%, 08/23/22[b]	13,885,000	12,114,662

		88,951,850

VIETNAM – 0.50%
Vietnam (Republic of)
6.75%, 01/29/20[b]	15,756,000	16,425,630

		16,425,630

TOTAL SOVEREIGN BONDS & NOTES
(Cost: $2,509,002,132)		2,628,389,243

U.S. GOVERNMENT OBLIGATIONS – 0.64%
U.S. Treasury Notes
3.00%, 09/30/16	357,000	392,700
3.25%, 06/30/16	18,779,000	20,879,901

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $19,484,324)		21,272,601

24	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® JPMORGAN USD EMERGING MARKETS BOND FUND

August 31, 2011

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.14%

MONEY MARKET FUNDS – 1.14%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[g,h]	37,719,254	$37,719,254

		37,719,254

TOTAL SHORT-TERM INVESTMENTS
(Cost: $37,719,254)		37,719,254

TOTAL INVESTMENTS IN SECURITIES – 97.42%
(Cost: $3,076,906,200)		3,220,200,503

Other Assets, Less Liabilities – 2.58%		85,072,684

NET ASSETS – 100.00%		$3,305,273,187

[a]	Investments are denominated in U.S. dollars.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Step coupon security. Coupon rate increases in increments until maturity. Interest rate shown reflects the rate currently in effect. Maturity date shown reflects final maturity date.
[d]	Payment-in-kind (PIK) security. Income may be paid in cash or additional securities at the issuer’s discretion.
[e]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
f	Issuer is in default of interest payments.
[g]	Affiliated issuer. See Note 2.
[h]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® S&P/CITIGROUP 1-3 YEAR INTERNATIONAL TREASURY BOND FUND

August 31, 2011

Security	Principal[a]	Value
FOREIGN GOVERNMENT BONDS & NOTES – 94.64%

AUSTRALIA – 4.51%
Australia (Commonwealth of)
4.75%, 11/15/12	1,539,000	$1,666,389
5.50%, 12/15/13	1,710,000	1,900,714
6.25%, 06/15/14	2,546,000	2,902,727
6.50%, 05/15/13	2,622,000	2,932,877

		9,402,707

AUSTRIA – 3.30%
Austria (Republic of)
3.80%, 10/20/13[b]	2,584,000	3,933,512
4.30%, 07/15/14	1,900,000	2,960,351

		6,893,863

BELGIUM – 4.59%
Belgium (Kingdom of)
4.00%, 03/28/13	2,660,000	3,948,747
4.00%, 03/28/14	2,470,000	3,689,738
5.00%, 09/28/12	1,140,000	1,703,120
8.00%, 12/24/12	152,000	236,274

		9,577,879

CANADA – 4.41%
Canada (Government of)
2.00%, 09/01/12	95,000	98,152
2.00%, 03/01/14	380,000	396,500
2.50%, 09/01/13	2,166,000	2,276,620
3.00%, 06/01/14	1,026,000	1,100,108
3.50%, 06/01/13	4,465,000	4,758,512
5.25%, 06/01/12	551,000	581,311

		9,211,203

DENMARK – 3.13%
Denmark (Kingdom of)
4.00%, 11/15/12	13,965,000	2,797,697
5.00%, 11/15/13	17,727,000	3,725,832

		6,523,529

FINLAND – 1.81%
Finland (Republic of)
4.25%, 09/15/12	1,596,000	2,379,083
5.38%, 07/04/13	893,000	1,390,079

		3,769,162

Security	Principal[a]	Value
FRANCE – 7.19%
France (Republic of)
2.50%, 01/12/14	2,812,000	$4,175,563
3.00%, 07/12/14	836,000	1,260,582
4.00%, 04/25/14	722,000	1,114,164
4.50%, 07/12/12	2,945,000	4,371,492
4.50%, 07/12/13	2,660,000	4,072,337

		14,994,138

GERMANY – 7.86%
Germany (Federal Republic of)
0.75%, 09/14/12	190,000	273,852
2.25%, 04/11/14	380,000	568,134
3.50%, 04/12/13	380,000	571,487
3.75%, 07/04/13	4,826,000	7,334,253
4.25%, 01/04/14	2,147,000	3,340,683
4.25%, 07/04/14	1,422,000	2,240,240
4.50%, 01/04/13	1,368,000	2,070,669

		16,399,318

GREECE – 4.46%
Hellenic Republic
4.00%, 08/20/13	1,732,000	1,395,231
4.10%, 08/20/12	438,000	420,533
4.50%, 05/20/14	2,584,000	1,912,218
4.60%, 05/20/13	2,761,000	2,330,123
5.50%, 08/20/14	3,000,000	2,193,478
6.50%, 01/11/14	1,371,000	1,058,796

		9,310,379

IRELAND – 3.23%
Ireland (Government of)
4.00%, 01/15/14	3,344,000	4,375,783
5.00%, 04/18/13	1,710,000	2,362,438

		6,738,221

ITALY – 8.37%
Italy (Republic of)
2.00%, 06/01/13	134,000	188,414
2.25%, 11/01/13	3,363,000	4,704,344
3.00%, 04/01/14	570,000	805,050
3.50%, 06/01/14	836,000	1,193,960
3.75%, 12/15/13	152,000	219,224
4.25%, 08/01/14	912,000	1,326,767
4.75%, 02/01/13	6,156,000	9,023,569

		17,461,328

26	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/CITIGROUP 1-3 YEAR INTERNATIONAL TREASURY BOND FUND

August 31, 2011

Security	Principal[a]	Value
JAPAN – 21.30%
Japan (Government of)
0.80%, 12/20/13	741,000,000	$9,834,941
1.10%, 09/20/12	912,000,000	12,049,086
1.20%, 09/20/13	1,311,000,000	17,515,660
1.60%, 06/20/14	190,000,000	2,583,622
1.90%, 06/20/14	180,500,000	2,474,103

		44,457,412

NETHERLANDS – 4.66%
Netherlands (Kingdom of the)
1.00%, 01/15/14	950,000	1,367,666
1.75%, 01/15/13	570,000	831,338
3.75%, 07/15/14	1,140,000	1,761,898
4.25%, 07/15/13	3,610,000	5,526,015
5.00%, 07/15/12	153,000	228,208

		9,715,125

NORWAY – 1.05%
Norway (Kingdom of)
6.50%, 05/15/13	10,887,000	2,185,114

		2,185,114

PORTUGAL – 2.52%
Portugal (Republic of)
4.38%, 06/16/14	1,615,000	1,922,853
5.45%, 09/23/13	2,603,000	3,345,472

		5,268,325

SPAIN – 4.64%
Spain (Kingdom of)
2.50%, 10/31/13	1,748,000	2,465,941
3.40%, 04/30/14	475,000	678,681
4.20%, 07/30/13	2,090,000	3,054,199
4.25%, 01/31/14	190,000	277,649
4.75%, 07/30/14	912,000	1,350,376
5.00%, 07/30/12	1,273,000	1,864,214

		9,691,060

SWEDEN – 1.06%
Sweden (Kingdom of)
5.50%, 10/08/12	5,605,000	924,357
6.75%, 05/05/14	7,220,000	1,296,987

		2,221,344

Security	Shares or Principal[a]	Value
SWITZERLAND – 2.13%
Swiss Confederation
2.75%, 06/10/12	950,000	$1,203,478
4.00%, 02/11/13	380,000	498,154
4.25%, 01/06/14	2,014,000	2,740,858

		4,442,490

UNITED KINGDOM – 4.42%
United Kingdom Treasury Bond
2.25%, 03/07/14	3,040,000	5,126,346
4.50%, 03/07/13	2,375,000	4,092,934

		9,219,280

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $191,264,383)		197,481,877

SHORT-TERM INVESTMENTS – 0.02%

MONEY MARKET FUNDS – 0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	36,494	36,494

		36,494

TOTAL SHORT-TERM INVESTMENTS
(Cost: $36,494)		36,494

TOTAL INVESTMENTS IN SECURITIES – 94.66%
(Cost: $191,300,877)		197,518,371

Other Assets, Less Liabilities – 5.34%		11,147,302

NET ASSETS – 100.00%		$208,665,673

[a]	Principal amounts shown are in local currency of the issuer.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited)

iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUND

August 31, 2011

Security	Principal[a]	Value
FOREIGN GOVERNMENT BONDS & NOTES – 96.48%

AUSTRALIA – 3.66%
Australia (Commonwealth of)
5.25%, 03/15/19	775,000	$884,782
5.50%, 01/21/18	250,000	288,332
5.50%, 04/21/23	400,000	465,452
5.75%, 07/15/22	975,000	1,158,107
6.25%, 04/15/15	6,230,000	7,212,322

		10,008,995

AUSTRIA – 4.57%
Austria (Republic of)
3.40%, 10/20/14	3,875,000	5,911,188
3.80%, 10/20/13[b]	1,725,000	2,625,894
4.15%, 03/15/37[b]	2,400,000	3,792,260
4.30%, 09/15/17[b]	100,000	160,241

		12,489,583

BELGIUM – 4.53%
Belgium (Kingdom of)
3.25%, 09/28/16	4,025,000	5,788,651
4.25%, 09/28/13	850,000	1,272,624
5.00%, 09/28/11	775,000	1,118,346
5.00%, 09/28/12	125,000	186,746
5.50%, 03/28/28	2,475,000	4,022,912

		12,389,279

CANADA – 4.49%
Canada (Government of)
2.50%, 06/01/15	500,000	531,406
3.50%, 06/01/13	4,550,000	4,849,099
3.75%, 06/01/19	4,075,000	4,627,751
4.00%, 06/01/41	400,000	481,464
5.00%, 06/01/37	1,250,000	1,700,747
9.00%, 06/01/25	50,000	87,767

		12,278,234

DENMARK – 2.69%
Denmark (Kingdom of)
4.00%, 11/15/15	2,500,000	533,235
4.00%, 11/15/19	2,500,000	548,645
4.50%, 11/15/39	1,250,000	306,173
5.00%, 11/15/13	8,950,000	1,881,097
7.00%, 11/10/24	14,500,000	4,090,280

		7,359,430

Security	Principal[a]	Value
FINLAND – 1.91%
Finland (Republic of)
4.00%, 07/04/25	125,000	$198,268
4.25%, 09/15/12	725,000	1,080,724
4.25%, 07/04/15	375,000	594,851
4.38%, 07/04/19	2,050,000	3,356,105

		5,229,948

FRANCE – 7.79%
France (Republic of)
0.75%, 09/20/12	225,000	323,610
3.50%, 04/25/20	2,425,000	3,703,415
4.00%, 04/25/14	260,000	401,222
4.00%, 10/25/38	1,550,000	2,336,512
4.00%, 04/25/60	71,000	105,957
4.75%, 10/25/12	1,750,000	2,629,683
5.00%, 10/25/16	4,675,000	7,717,030
5.50%, 04/25/29	125,000	224,335
6.00%, 10/25/25	125,000	234,310
8.50%, 04/25/23	1,650,000	3,639,407

		21,315,481

GERMANY – 7.90%
Germany (Federal Republic of)
1.50%, 03/15/13	1,000,000	1,457,725
3.25%, 07/04/42	250,000	371,677
3.75%, 01/04/15	4,169,000	6,540,712
4.25%, 07/04/17	4,500,000	7,446,234
4.75%, 07/04/28	3,225,000	5,730,875
5.00%, 07/04/12	50,000	74,585

		21,621,808

GREECE – 3.99%
Hellenic Republic
3.60%, 07/20/16	350,000	250,305
3.70%, 07/20/15	500,000	359,386
4.10%, 08/20/12	1,875,000	1,800,228
4.50%, 09/20/37	1,050,000	596,641
4.60%, 07/20/18	4,800,000	3,450,060
4.60%, 09/20/40	360,000	203,845
4.70%, 03/20/24	863,000	548,550
5.30%, 03/20/26	700,000	443,936
5.90%, 04/20/17	500,000	366,258
5.90%, 10/22/22	1,000,000	711,745
6.25%, 06/19/20	500,000	364,865

28	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUND

August 31, 2011

Security	Principal[a]	Value
6.50%, 01/11/14	1,775,000	$1,370,797
6.50%, 10/22/19	625,000	455,480

		10,922,096

IRELAND – 2.61%
Ireland (Government of)
4.00%, 01/15/14	1,000,000	1,308,548
4.50%, 04/18/20	3,125,000	3,490,957
4.60%, 04/18/16	850,000	1,078,710
5.00%, 04/18/13	625,000	863,464
5.40%, 03/13/25	350,000	384,557

		7,126,236

ITALY – 8.53%
Italy (Republic of)
3.00%, 03/01/12	1,265,000	1,827,256
3.00%, 06/15/15	2,325,000	3,220,489
3.75%, 08/01/16	275,000	388,831
3.75%, 08/01/21	750,000	992,946
4.00%, 02/01/37	2,700,000	2,901,102
4.25%, 08/01/13	1,725,000	2,519,916
4.25%, 02/01/15	375,000	544,450
4.25%, 09/01/19	4,575,000	6,406,559
4.75%, 02/01/13	375,000	549,681
5.25%, 08/01/17	800,000	1,198,996
6.00%, 05/01/31	900,000	1,271,592
6.50%, 11/01/27	238,000	354,399
7.25%, 11/01/26	725,000	1,164,566

		23,340,783

JAPAN – 22.39%
Japan (Government of)
0.90%, 12/20/12	250,000,000	3,302,308
1.30%, 12/20/13	778,100,000	10,443,553
1.50%, 09/20/15	950,000,000	13,028,802
1.50%, 12/20/17	575,000,000	7,985,184
2.00%, 03/20/27	337,500,000	4,653,457
2.10%, 03/20/25	50,000,000	707,546
2.20%, 09/21/20	750,000,000	10,896,822
2.20%, 09/20/28	125,000,000	1,753,040
2.20%, 03/20/30	225,000,000	3,129,845
2.20%, 03/20/31	62,500,000	867,072
2.40%, 03/20/48	50,000,000	685,197
2.50%, 09/20/37	262,500,000	3,791,541

		61,244,367

Security	Principal[a]	Value
NETHERLANDS – 4.62%
Netherlands (Kingdom of the)
1.75%, 01/15/13	735,000	$1,071,989
2.75%, 01/15/15	2,775,000	4,181,192
3.75%, 01/15/23	4,450,000	6,998,998
4.25%, 07/15/13	250,000	382,688

		12,634,867

NORWAY – 0.63%
Norway (Kingdom of)
3.75%, 05/25/21	500,000	100,036
4.50%, 05/22/19	4,925,000	1,033,421
6.50%, 05/15/13	2,975,000	597,108

		1,730,565

PORTUGAL – 3.19%
Portugal (Republic of)
3.35%, 10/15/15	1,500,000	1,646,345
3.60%, 10/15/14	575,000	669,764
4.10%, 04/15/37	1,300,000	972,047
4.20%, 10/15/16	575,000	617,228
4.35%, 10/16/17	575,000	582,860
4.38%, 06/16/14	375,000	446,483
4.45%, 06/15/18	675,000	675,763
4.75%, 06/14/19	1,150,000	1,115,691
4.80%, 06/15/20	750,000	707,686
5.45%, 09/23/13	800,000	1,028,190
6.40%, 02/15/16	225,000	266,675

		8,728,732

SPAIN – 4.60%
Spain (Kingdom of)
2.50%, 10/31/13	325,000	458,484
3.00%, 04/30/15	2,700,000	3,772,418
4.20%, 01/31/37	200,000	224,474
4.70%, 07/30/41	696,000	830,461
4.80%, 01/31/24	2,375,000	3,232,206
5.00%, 07/30/12	1,300,000	1,903,754
5.50%, 07/30/17	500,000	757,882
5.75%, 07/30/32	650,000	918,158
6.15%, 01/31/13	327,000	489,101

		12,586,938

SWEDEN – 2.18%
Sweden (Kingdom of)
3.00%, 07/12/16	5,000,000	833,856

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUND

August 31, 2011

Security	Shares or Principal[a]	Value
3.50%, 03/30/39	6,875,000	$1,260,276
5.50%, 10/08/12	375,000	61,844
6.75%, 05/05/14	21,125,000	3,794,854

		5,950,830

SWITZERLAND – 1.62%
Swiss Confederation
2.75%, 06/10/12	475,000	601,739
3.00%, 05/12/19	2,380,000	3,408,643
4.00%, 04/08/28	250,000	425,011

		4,435,393

UNITED KINGDOM – 4.58%
United Kingdom Treasury Bond
2.25%, 03/07/14	1,275,000	2,150,030
4.00%, 03/07/22	2,975,000	5,319,102
4.00%, 01/22/60	125,000	207,661
4.50%, 03/07/13	500,000	861,670
4.75%, 12/07/38	2,125,000	3,975,509

		12,513,972

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $251,323,000)		263,907,537

SHORT-TERM INVESTMENTS – 0.10%

MONEY MARKET FUNDS – 0.10%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	273,485	273,485

		273,485

TOTAL SHORT-TERM INVESTMENTS
(Cost: $273,485)		273,485

Value
TOTAL INVESTMENTS IN SECURITIES – 96.58%
(Cost: $251,596,485)	$264,181,022

Other Assets, Less Liabilities – 3.42%	9,342,114

NET ASSETS – 100.00%	$273,523,136

[a]	Principal amounts shown are in local currency of the issuer.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

30	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

August 31, 2011

	iShares Barclays Short Treasury Bond Fund	iShares Barclays 1-3 Year Treasury Bond Fund	iShares Barclays 3-7 Year Treasury Bond Fund
ASSETS
Investments, at cost:
Unaffiliated	$4,266,798,703	$8,886,360,320	$1,995,422,405
Affiliated (Note 2)	23,914,360	13,338,109	712,768,643

Total cost of investments	$4,290,713,063	$8,899,698,429	$2,708,191,048

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$4,268,589,191	$8,992,561,315	$2,081,655,125
Affiliated (Note 2)	23,914,360	13,338,109	712,768,643

Total fair value of investments	4,292,503,551	9,005,899,424	2,794,423,768
Cash	–	–	955,603
Receivables:
Investment securities sold	175,872,265	187,498,283	62,558,319
Interest	8,114,709	30,416,993	11,171,144
Capital shares sold	–	67,758,203	1,511,088
Capital shares redeemed	–	7,194,522	–

Total Assets	4,476,490,525	9,298,767,425	2,870,619,922

LIABILITIES
Payables:
Investment securities purchased	198,503,190	260,589,872	66,315,643
Collateral for securities on loan (Note 5)	–	–	704,817,788
Investment advisory fees (Note 2)	551,284	1,127,697	245,494

Total Liabilities	199,054,474	261,717,569	771,378,925

NET ASSETS	$4,277,436,051	$9,037,049,856	$2,099,240,997

Net assets consist of:
Paid-in capital	$4,275,276,004	$8,904,737,187	$2,009,806,712
Undistributed net investment income	182,622	5,767,452	2,556,662
Undistributed net realized gain	186,937	20,344,222	644,903
Net unrealized appreciation	1,790,488	106,200,995	86,232,720

NET ASSETS	$4,277,436,051	$9,037,049,856	$2,099,240,997

Shares outstanding[b]	38,800,000	106,700,000	17,300,000

Net asset value per share	$110.24	$84.70	$121.34

[a]	Securities on loan with values of $ –, $ – and $689,866,721, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

August 31, 2011

	iShares Barclays 7-10 Year Treasury Bond Fund	iShares Barclays 10-20 Year Treasury Bond Fund	iShares Barclays 20+ Year Treasury Bond Fund
ASSETS
Investments, at cost:
Unaffiliated	$3,259,981,390	$259,105,336	$2,590,259,699
Affiliated (Note 2)	1,099,413,993	94,080,085	1,061,801,024

Total cost of investments	$4,359,395,383	$353,185,421	$3,652,060,723

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$3,525,477,562	$275,232,133	$2,703,272,161
Affiliated (Note 2)	1,099,413,993	94,080,085	1,061,801,024

Total fair value of investments	4,624,891,555	369,312,218	3,765,073,185
Receivables:
Investment securities sold	134,753,124	104,361	–
Interest	18,265,521	1,773,779	17,298,901
Capital shares sold	188,709	–	–

Total Assets	4,778,098,909	371,190,358	3,782,372,086

LIABILITIES
Payables:
Investment securities purchased	150,519,150	4,901,521	20,647,181
Collateral for securities on loan (Note 5)	1,070,253,957	88,425,547	1,030,093,069
Capital shares redeemed	–	–	1,096,786
Investment advisory fees (Note 2)	457,249	32,089	376,548

Total Liabilities	1,221,230,356	93,359,157	1,052,213,584

NET ASSETS	$3,556,868,553	$277,831,201	$2,730,158,502

Net assets consist of:
Paid-in capital	$3,267,750,730	$261,432,053	$2,633,853,839
Undistributed net investment income	8,754,141	665,323	10,735,596
Undistributed net realized gain (accumulated net realized loss)	14,867,510	(392,972)	(27,443,395)
Net unrealized appreciation	265,496,172	16,126,797	113,012,462

NET ASSETS	$3,556,868,553	$277,831,201	$2,730,158,502

Shares outstanding[b]	34,500,000	2,200,000	25,400,000

Net asset value per share	$103.10	$126.29	$107.49

[a]	Securities on loan with values of $1,049,174,543, $86,677,699 and $1,010,225,940, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

32	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

August 31, 2011

	iShares JPMorgan USD Emerging Markets Bond Fund	iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund	iShares S&P/Citigroup International Treasury Bond Fund
ASSETS
Investments, at cost:
Unaffiliated	$3,039,186,946	$191,264,383	$251,323,000
Affiliated (Note 2)	37,719,254	36,494	273,485

Total cost of investments	$3,076,906,200	$191,300,877	$251,596,485

Investments in securities, at fair value (Note 1):
Unaffiliated	$3,182,481,249	$197,481,877	$263,907,537
Affiliated (Note 2)	37,719,254	36,494	273,485

Total fair value of investments	3,220,200,503	197,518,371	264,181,022
Foreign currencies, at value[a]	–	6,133,141	3,527,927
Receivables:
Investment securities sold	61,113,930	6,678,593	2,309,050
Due from custodian (Note 4)	11,377,176	–	–
Interest	53,639,416	2,633,762	4,524,488
Capital shares sold	–	–	178,833

Total Assets	3,346,331,025	212,963,867	274,721,320

LIABILITIES
Payables:
Investment securities purchased	39,375,968	4,231,113	1,121,016
Capital shares redeemed	27,022	–	–
Investment advisory fees (Note 2)	1,654,848	67,081	77,168

Total Liabilities	41,057,838	4,298,194	1,198,184

NET ASSETS	$3,305,273,187	$208,665,673	$273,523,136

Net assets consist of:
Paid-in capital	$3,152,070,707	$199,761,448	$258,667,940
Undistributed net investment income	11,167,340	2,276,411	2,001,353
Undistributed net realized gain (accumulated net realized loss)	(1,259,163)	270,433	167,888
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	143,294,303	6,357,381	12,685,955

NET ASSETS	$3,305,273,187	$208,665,673	$273,523,136

Shares outstanding[b]	29,900,000	1,900,000	2,500,000

Net asset value per share	$110.54	$109.82	$109.41

[a]	Cost of foreign currencies: $ –, $6,030,780 and $3,503,016, respectively.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	33

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended August 31, 2011

	iShares Barclays Short Treasury Bond Fund	iShares Barclays 1-3 Year Treasury Bond Fund	iShares Barclays 3-7 Year Treasury Bond Fund
NET INVESTMENT INCOME
Interest – unaffiliated	$4,992,215	$42,612,950	$15,703,582
Interest – affiliated (Note 2)	7,712	3,503	635
Securities lending income – affiliated (Note 2)	–	9,626	392,043

Total investment income	4,999,927	42,626,079	16,096,260

EXPENSES
Investment advisory fees (Note 2)	3,244,508	6,181,830	1,164,176

Total expenses	3,244,508	6,181,830	1,164,176

Net investment income	1,755,419	36,444,249	14,932,084

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments – unaffiliated	140,179	2,179,243	4,945,336
In-kind redemptions – unaffiliated	66,584	20,419,492	5,291,343

Net realized gain	206,763	22,598,735	10,236,679

Net change in unrealized appreciation/depreciation	1,145,597	51,587,501	79,910,646

Net realized and unrealized gain	1,352,360	74,186,236	90,147,325

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,107,779	$110,630,485	$105,079,409

See notes to financial statements.

34	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended August 31, 2011

	iShares Barclays 7-10 Year Treasury Bond Fund	iShares Barclays 10-20 Year Treasury Bond Fund	iShares Barclays 20+ Year Treasury Bond Fund
NET INVESTMENT INCOME
Interest – unaffiliated	$48,390,915	$3,911,745	$62,043,785
Interest – affiliated (Note 2)	1,027	88	808
Securities lending income – affiliated (Note 2)	849,499	53,529	753,432

Total investment income	49,241,441	3,965,362	62,798,025

EXPENSES
Investment advisory fees (Note 2)	2,389,041	169,104	2,243,293

Total expenses	2,389,041	169,104	2,243,293

Net investment income	46,852,400	3,796,258	60,554,732

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments – unaffiliated	3,029,574	167,056	(46,950,617)
In-kind redemptions – unaffiliated	65,356,429	2,185,895	108,128,040

Net realized gain	68,386,003	2,352,951	61,177,423

Net change in unrealized appreciation/depreciation	260,644,099	24,553,186	381,005,331

Net realized and unrealized gain	329,030,102	26,906,137	442,182,754

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$375,882,502	$30,702,395	$502,737,486

See notes to financial statements.

FINANCIAL STATEMENTS	35

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended August 31, 2011

	iShares JPMorgan USD Emerging Markets Bond Fund	iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund	iShares S&P/Citigroup International Treasury Bond Fund
NET INVESTMENT INCOME
Interest – unaffiliated	$76,724,782	$2,304,612	$3,602,537
Interest – affiliated (Note 2)	4,195	33	19

Total investment income	76,728,977	2,304,645	3,602,556

EXPENSES
Investment advisory fees (Note 2)	8,323,745	313,597	402,739

Total expenses	8,323,745	313,597	402,739

Net investment income	68,405,232	1,991,048	3,199,817

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments – unaffiliated	(3,471,687)	158,754	105,479
In-kind redemptions – unaffiliated	14,617,495	70,140	–
Foreign currency transactions	–	177,260	509,368

Net realized gain	11,145,808	406,154	614,847

Net change in unrealized appreciation/depreciation on:
Investments	121,444,607	5,775,864	13,164,980
Translation of assets and liabilities in foreign currencies	–	78,549	(80,909)

Net change in unrealized appreciation/depreciation	121,444,607	5,854,413	13,084,071

Net realized and unrealized gain	132,590,415	6,260,567	13,698,918

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$200,995,647	$8,251,615	$16,898,735

See notes to financial statements.

36	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Barclays Short Treasury Bond Fund		iShares Barclays 1-3 Year Treasury Bond Fund
	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,755,419	$3,400,189	$36,444,249	$83,723,334
Net realized gain	206,763	677,510	22,598,735	45,113,927
Net change in unrealized appreciation/depreciation	1,145,597	382,705	51,587,501	(14,377,356)

Net increase in net assets resulting from operations	3,107,779	4,460,404	110,630,485	114,459,905

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,914,419)	(3,260,208)	(36,504,997)	(84,447,671)

Total distributions to shareholders	(1,914,419)	(3,260,208)	(36,504,997)	(84,447,671)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	407,865,711	3,658,499,115	3,139,173,627	3,749,153,397
Cost of shares redeemed	(275,602,756)	(1,443,859,577)	(2,124,433,619)	(4,179,465,677)

Net increase (decrease) in net assets from capital share transactions	132,262,955	2,214,639,538	1,014,740,008	(430,312,280)

INCREASE (DECREASE) IN NET ASSETS	133,456,315	2,215,839,734	1,088,865,496	(400,300,046)

NET ASSETS
Beginning of period	4,143,979,736	1,928,140,002	7,948,184,360	8,348,484,406

End of period	$4,277,436,051	$4,143,979,736	$9,037,049,856	$7,948,184,360

Undistributed net investment income included in net assets at end of period	$182,622	$341,622	$5,767,452	$5,828,200

SHARES ISSUED AND REDEEMED
Shares sold	3,700,000	33,200,000	37,200,000	44,700,000
Shares redeemed	(2,500,000)	(13,100,000)	(25,200,000)	(49,800,000)

Net increase (decrease) in shares outstanding	1,200,000	20,100,000	12,000,000	(5,100,000)

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Barclays 3-7 Year Treasury Bond Fund		iShares Barclays 7-10 Year Treasury Bond Fund
	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$14,932,084	$26,467,560	$46,852,400	$97,602,993
Net realized gain	10,236,679	26,711,851	68,386,003	133,452,181
Net change in unrealized appreciation/depreciation	79,910,646	(7,611,012)	260,644,099	(38,680,165)

Net increase in net assets resulting from operations	105,079,409	45,568,399	375,882,502	192,375,009

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(14,334,998)	(26,169,320)	(44,964,218)	(98,684,886)

Total distributions to shareholders	(14,334,998)	(26,169,320)	(44,964,218)	(98,684,886)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	842,587,040	1,169,551,422	1,702,654,999	2,453,350,981
Cost of shares redeemed	(106,665,834)	(826,467,616)	(1,251,028,837)	(2,490,019,648)

Net increase (decrease) in net assets from capital share transactions	735,921,206	343,083,806	451,626,162	(36,668,667)

INCREASE IN NET ASSETS	826,665,617	362,482,885	782,544,446	57,021,456

NET ASSETS
Beginning of period	1,272,575,380	910,092,495	2,774,324,107	2,717,302,651

End of period	$2,099,240,997	$1,272,575,380	$3,556,868,553	$2,774,324,107

Undistributed net investment income included in net assets at end of period	$2,556,662	$1,959,576	$8,754,141	$6,865,959

SHARES ISSUED AND REDEEMED
Shares sold	7,100,000	10,100,000	17,700,000	25,800,000
Shares redeemed	(900,000)	(7,100,000)	(12,900,000)	(26,000,000)

Net increase (decrease) in shares outstanding	6,200,000	3,000,000	4,800,000	(200,000)

See notes to financial statements.

38	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Barclays 10-20 Year Treasury Bond Fund		iShares Barclays 20+ Year Treasury Bond Fund
	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,796,258	$10,510,685	$60,554,732	$114,070,897
Net realized gain	2,352,951	7,019,142	61,177,423	177,659,369
Net change in unrealized appreciation/depreciation	24,553,186	(7,200,392)	381,005,331	(114,750,981)

Net increase in net assets resulting from operations	30,702,395	10,329,435	502,737,486	176,979,285

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,698,348)	(10,656,511)	(58,471,408)	(113,290,377)

Total distributions to shareholders	(3,698,348)	(10,656,511)	(58,471,408)	(113,290,377)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	107,276,146	225,638,722	5,253,625,390	9,330,930,541
Cost of shares redeemed	(47,343,271)	(297,267,329)	(5,648,732,198)	(9,097,497,642)

Net increase (decrease) in net assets from capital share transactions	59,932,875	(71,628,607)	(395,106,808)	233,432,899

INCREASE (DECREASE) IN NET ASSETS	86,936,922	(71,955,683)	49,159,270	297,121,807

NET ASSETS
Beginning of period	190,894,279	262,849,962	2,680,999,232	2,383,877,425

End of period	$277,831,201	$190,894,279	$2,730,158,502	$2,680,999,232

Undistributed net investment income included in net assets at end of period	$665,323	$567,413	$10,735,596	$8,652,272

SHARES ISSUED AND REDEEMED
Shares sold	900,000	1,900,000	55,300,000	95,900,000
Shares redeemed	(400,000)	(2,600,000)	(58,900,000)	(92,800,000)

Net increase (decrease) in shares outstanding	500,000	(700,000)	(3,600,000)	3,100,000

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares JPMorgan USD Emerging Markets Bond Fund		iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund
	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$68,405,232	$97,509,115	$1,991,048	$1,408,278
Net realized gain	11,145,808	30,740,212	406,154	373,189
Net change in unrealized appreciation/depreciation	121,444,607	(8,516,195)	5,854,413	3,405,622

Net increase in net assets resulting from operations	200,995,647	119,733,132	8,251,615	5,187,089

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(66,299,864)	(94,018,051)	(1,981,861)	(1,170,902)

Total distributions to shareholders	(66,299,864)	(94,018,051)	(1,981,861)	(1,170,902)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,082,178,509	1,435,780,887	108,206,543	10,127,149
Cost of shares redeemed	(152,459,690)	(387,975,978)	(33,035,966)	(9,526,289)

Net increase in net assets from capital share transactions	929,718,819	1,047,804,909	75,170,577	600,860

INCREASE IN NET ASSETS	1,064,414,602	1,073,519,990	81,440,331	4,617,047

NET ASSETS
Beginning of period	2,240,858,585	1,167,338,595	127,225,342	122,608,295

End of period	$3,305,273,187	$2,240,858,585	$208,665,673	$127,225,342

Undistributed net investment income included in net assets at end of period	$11,167,340	$9,061,972	$2,276,411	$2,267,224

SHARES ISSUED AND REDEEMED
Shares sold	10,000,000	13,500,000	1,000,000	100,000
Shares redeemed	(1,400,000)	(3,700,000)	(300,000)	(100,000)

Net increase in shares outstanding	8,600,000	9,800,000	700,000	–

See notes to financial statements.

40	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P/Citigroup International Treasury Bond Fund
	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,199,817	$3,411,703
Net realized gain	614,847	1,072,799
Net change in unrealized appreciation/depreciation	13,084,071	2,205,491

Net increase in net assets resulting from operations	16,898,735	6,689,993

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,145,190)	(3,341,373)

Total distributions to shareholders	(3,145,190)	(3,341,373)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	73,690,266	60,629,475

Net increase in net assets from capital share transactions	73,690,266	60,629,475

INCREASE IN NET ASSETS	87,443,811	63,978,095

NET ASSETS
Beginning of period	186,079,325	122,101,230

End of period	$273,523,136	$186,079,325

Undistributed net investment income included in net assets at end of period	$2,001,353	$1,946,726

SHARES ISSUED
Shares sold	700,000	600,000

Net increase in shares outstanding	700,000	600,000

See notes to financial statements.

FINANCIAL STATEMENTS	41

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays Short Treasury Bond Fund
	Six months ended Aug. 31, 2011 (Unaudited)	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Period from Jan. 5, 2007[a] to Feb. 28, 2007
Net asset value, beginning of period	$110.21	$110.18	$110.20	$110.25	$109.03	$108.57

Income from investment operations:
Net investment income[b]	0.04	0.10	0.28	1.82	4.67	0.74
Net realized and unrealized gain[c]	0.04	0.02	0.05	0.16	0.96	0.03

Total from investment operations	0.08	0.12	0.33	1.98	5.63	0.77

Less distributions from:
Net investment income	(0.05)	(0.09)	(0.35)	(2.02)	(4.39)	(0.31)
Net realized gain	–	–	(0.00)[d]	(0.01)	(0.02)	–

Total distributions	(0.05)	(0.09)	(0.35)	(2.03)	(4.41)	(0.31)

Net asset value, end of period	$110.24	$110.21	$110.18	$110.20	$110.25	$109.03

Total return	0.09%[e]	0.16%	0.27%	1.81%	5.29%	0.72%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,277,436	$4,143,980	$1,928,140	$1,542,806	$749,727	$65,417
Ratio of expenses to average net assets[f]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[f]	0.08%	0.09%	0.25%	1.65%	4.26%	4.60%
Portfolio turnover rate[g]	70%	172%	185%	219%	176%	30%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Rounds to less than $0.01.
[e]	Not annualized.
f	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

42	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays 1-3 Year Treasury Bond Fund
	Six months ended Aug. 31, 2011 (Unaudited)	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Year ended Feb. 28, 2007
Net asset value, beginning of period	$83.93	$83.65	$83.99	$84.13	$80.38	$80.08

Income from investment operations:
Net investment income[a]	0.37	0.84	1.24	2.54	3.60	3.42
Net realized and unrealized gain[b]	0.78	0.29	0.36	0.12	3.58	0.24

Total from investment operations	1.15	1.13	1.60	2.66	7.18	3.66

Less distributions from:
Net investment income	(0.38)	(0.85)	(1.34)	(2.80)	(3.43)	(3.36)
Net realized gain	–	–	(0.60)	–	–	–

Total distributions	(0.38)	(0.85)	(1.94)	(2.80)	(3.43)	(3.36)

Net asset value, end of period	$84.70	$83.93	$83.65	$83.99	$84.13	$80.38

Total return	1.39%[c]	1.35%	1.94%	3.22%	9.20%	4.69%

Ratios/Supplemental data:
Net assets, end of period (000s)	$9,037,050	$7,948,184	$8,348,484	$7,323,761	$9,901,733	$5,538,391
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	0.88%	1.00%	1.48%	3.05%	4.43%	4.28%
Portfolio turnover rate[e]	30%	85%	62%	37%	76%	64%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	43

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays 3-7 Year Treasury Bond Fund
	Six months ended Aug. 31, 2011 (Unaudited)	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Period from Jan. 5, 2007[a] to Feb. 28, 2007
Net asset value, beginning of period	$114.65	$112.36	$112.99	$109.90	$101.03	$100.11

Income from investment operations:
Net investment income[b]	1.14	2.41	2.60	3.29	4.21	0.62
Net realized and unrealized gain[c]	6.69	2.29	0.19	3.02	8.95	0.55

Total from investment operations	7.83	4.70	2.79	6.31	13.16	1.17

Less distributions from:
Net investment income	(1.14)	(2.41)	(2.61)	(3.22)	(4.29)	(0.25)
Net realized gain	–	–	(0.81)	–	–	–

Total distributions	(1.14)	(2.41)	(3.42)	(3.22)	(4.29)	(0.25)

Net asset value, end of period	$121.34	$114.65	$112.36	$112.99	$109.90	$101.03

Total return	6.90%[d]	4.23%	2.52%	5.84%	13.46%	1.17%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,099,241	$1,272,575	$910,092	$847,401	$450,588	$20,206
Ratio of expenses to average net assets[e]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	1.92%	2.09%	2.33%	2.98%	4.04%	4.19%
Portfolio turnover rate[f]	22%	89%	89%	55%	41%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

44	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays 7-10 Year Treasury Bond Fund
	Six months ended Aug. 31, 2011 (Unaudited)	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Year ended Feb. 28, 2007
Net asset value, beginning of period	$93.41	$90.88	$93.63	$90.66	$83.49	$82.91

Income from investment operations:
Net investment income[a]	1.43	2.90	3.09	3.57	3.82	3.69
Net realized and unrealized gain (loss)[b]	9.68	2.60	(2.30)	3.04	7.06	0.43

Total from investment operations	11.11	5.50	0.79	6.61	10.88	4.12

Less distributions from:
Net investment income	(1.42)	(2.97)	(3.03)	(3.64)	(3.71)	(3.54)
Net realized gain	–	–	(0.51)	–	–	–

Total distributions	(1.42)	(2.97)	(3.54)	(3.64)	(3.71)	(3.54)

Net asset value, end of period	$103.10	$93.41	$90.88	$93.63	$90.66	$83.49

Total return	12.03%[c]	6.12%	0.87%	7.46%	13.51%	5.14%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,556,869	$2,774,324	$2,717,303	$2,612,147	$2,728,892	$1,911,850
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	2.93%	3.06%	3.37%	3.93%	4.53%	4.50%
Portfolio turnover rate[e]	52%	108%	157%	38%	40%	45%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays 10-20 Year Treasury Bond Fund
	Six months ended Aug. 31, 2011 (Unaudited)	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Period from Jan. 5, 2007[a] to Feb. 28, 2007
Net asset value, beginning of period	$112.29	$109.52	$111.68	$108.18	$101.92	$100.77

Income from investment operations:
Net investment income[b]	1.97	4.08	4.21	4.56	4.68	0.63
Net realized and unrealized gain (loss)[c]	13.97	2.74	(2.25)	3.33	6.29	0.78

Total from investment operations	15.94	6.82	1.96	7.89	10.97	1.41

Less distributions from:
Net investment income	(1.94)	(4.05)	(4.12)	(4.39)	(4.71)	(0.26)

Total distributions	(1.94)	(4.05)	(4.12)	(4.39)	(4.71)	(0.26)

Net asset value, end of period	$126.29	$112.29	$109.52	$111.68	$108.18	$101.92

Total return	14.39%[d]	6.27%	1.76%	7.48%	11.19%	1.41%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$277,831	$190,894	$262,850	$167,526	$119,003	$30,576
Ratio of expenses to average net assets[e]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	3.36%	3.54%	3.83%	4.17%	4.53%	4.29%
Portfolio turnover rate[f]	9%	56%	55%	22%	22%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

46	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays 20+ Year Treasury Bond Fund
	Six months ended Aug. 31, 2011 (Unaudited)	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Year ended Feb. 28, 2007
Net asset value, beginning of period	$92.45	$92.04	$101.55	$94.33	$90.22	$91.41

Income from investment operations:
Net investment income[a]	1.96	3.80	3.69	4.08	4.17	4.10
Net realized and unrealized gain (loss)[b]	15.16	0.53	(9.52)	7.27	4.10	(1.26)

Total from investment operations	17.12	4.33	(5.83)	11.35	8.27	2.84

Less distributions from:
Net investment income	(2.08)	(3.92)	(3.68)	(4.13)	(4.16)	(4.03)

Total distributions	(2.08)	(3.92)	(3.68)	(4.13)	(4.16)	(4.03)

Net asset value, end of period	$107.49	$92.45	$92.04	$101.55	$94.33	$90.22

Total return	18.86%[c]	4.64%	(5.85)%	12.30%	9.54%	3.37%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,730,159	$2,680,999	$2,383,877	$1,584,150	$1,707,364	$1,389,320
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	4.04%	3.93%	3.90%	4.18%	4.69%	4.70%
Portfolio turnover rate[e]	17%	48%	65%	41%	26%	25%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares JPMorgan USD Emerging Markets Bond Fund
	Six months ended Aug. 31, 2011 (Unaudited)	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Period from Dec. 17, 2007[a] to Feb. 29, 2008
Net asset value, beginning of period	$105.20	$101.51	$82.17	$100.80	$100.32

Income from investment operations:
Net investment income[b]	2.68	5.55	5.89	5.83	1.09
Net realized and unrealized gain (loss)[c]	5.33	3.63	19.17	(19.17)	0.03

Total from investment operations	8.01	9.18	25.06	(13.34)	1.12

Less distributions from:
Net investment income	(2.67)	(5.49)	(5.72)	(5.29)	(0.64)

Total distributions	(2.67)	(5.49)	(5.72)	(5.29)	(0.64)

Net asset value, end of period	$110.54	$105.20	$101.51	$82.17	$100.80

Total return	7.72%[d]	9.21%	31.34%	(13.68)%	1.10%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,305,273	$2,240,859	$1,167,339	$139,685	$40,319
Ratio of expenses to average net assets[e]	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[e]	4.93%	5.21%	5.97%	6.61%	5.36%
Portfolio turnover rate[f]	12%	24%	43%	31%	10%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

48	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund
	Six months ended Aug. 31, 2011 (Unaudited)	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Period from Jan. 21, 2009[a] to Feb. 28, 2009
Net asset value, beginning of period	$106.02	$102.17	$92.38	$95.47

Income from investment operations:
Net investment income[b]	1.21	1.24	0.99	0.11
Net realized and unrealized gain (loss)[c]	3.76	3.65	10.09	(3.20)

Total from investment operations	4.97	4.89	11.08	(3.09)

Less distributions from:
Net investment income	(1.17)	(1.04)	(1.29)	–

Total distributions	(1.17)	(1.04)	(1.29)	–

Net asset value, end of period	$109.82	$106.02	$102.17	$92.38

Total return	4.75%[d]	4.82%	11.84%	(3.12)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$208,666	$127,225	$122,608	$9,238
Ratio of expenses to average net assets[e]	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets[e]	2.22%	1.22%	0.94%	1.09%
Portfolio turnover rate[f]	49%	136%	115%	23%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P/Citigroup International Treasury Bond Fund
	Six months ended Aug. 31, 2011 (Unaudited)	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Period from Jan. 21, 2009[a] to Feb. 28, 2009
Net asset value, beginning of period	$103.38	$101.75	$91.34	$94.29

Income from investment operations:
Net investment income[b]	1.48	2.37	2.18	0.21
Net realized and unrealized gain (loss)[c]	6.03	1.59	10.42	(3.16)

Total from investment operations	7.51	3.96	12.60	(2.95)

Less distributions from:
Net investment income	(1.48)	(2.33)	(2.19)	–

Total distributions	(1.48)	(2.33)	(2.19)	–

Net asset value, end of period	$109.41	$103.38	$101.75	$91.34

Total return	7.34%[d]	3.98%	13.85%	(3.17)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$273,523	$186,079	$122,101	$9,134
Ratio of expenses to average net assets[e]	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets[e]	2.78%	2.35%	2.10%	2.13%
Portfolio turnover rate[f]	21%	72%	108%	17%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

50	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” collectively, the “Funds”):

iShares Bond Fund	Diversification Classification
Barclays Short Treasury	Non-diversified
Barclays 1-3 Year Treasury	Diversified
Barclays 3-7 Year Treasury	Non-diversified
Barclays 7-10 Year Treasury	Diversified
Barclays 10-20 Year Treasury	Non-diversified

iShares Bond Fund	Diversification Classification
Barclays 20+ Year Treasury	Diversified
JPMorgan USD Emerging Markets	Non-diversified
S&P/Citigroup 1-3 Year International Treasury	Non-diversified
S&P/Citigroup International Treasury	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Certain Funds may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	51

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the

52	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

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iSHARES® TRUST

market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of August 31, 2011. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares Bond Fund	Level 1	Level 2	Level 3	Total

Barclays Short Treasury
U.S. Government Obligations	$–	$4,268,589,191	$–	$4,268,589,191
Short-Term Investments	23,914,360	–	–	23,914,360

	$23,914,360	$4,268,589,191	$–	$4,292,503,551

Barclays 1-3 Year Treasury
U.S. Government Obligations	$–	$8,992,561,315	$–	$8,992,561,315
Short-Term Investments	13,338,109	–	–	13,338,109

	$13,338,109	$8,992,561,315	$–	$9,005,899,424

Barclays 3-7 Year Treasury
U.S. Government Obligations	$–	$2,081,655,125	$–	$2,081,655,125
Short-Term Investments	712,768,643	–	–	712,768,643

	$712,768,643	$2,081,655,125	$–	$2,794,423,768

Barclays 7-10 Year Treasury
U.S. Government Obligations	$–	$3,525,477,562	$–	$3,525,477,562
Short-Term Investments	1,099,413,993	–	–	1,099,413,993

	$1,099,413,993	$3,525,477,562	$–	$4,624,891,555

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

	Investments in Securities
iShares Bond Fund	Level 1	Level 2	Level 3	Total

Barclays 10-20 Year Treasury
U.S. Government Obligations	$–	$275,232,133	$–	$275,232,133
Short-Term Investments	94,080,085	–	–	94,080,085

	$94,080,085	$275,232,133	$–	$369,312,218

Barclays 20+ Year Treasury
U.S. Government Obligations	$–	$2,703,272,161	$–	$2,703,272,161
Short-Term Investments	1,061,801,024	–	–	1,061,801,024

	$1,061,801,024	$2,703,272,161	$–	$3,765,073,185

JPMorgan USD Emerging Markets
Quasi-Sovereign Bonds & Notes	$–	$532,819,405	$–	$532,819,405
Sovereign Bonds & Notes	–	2,628,389,243	–	2,628,389,243
U.S. Government Obligations	–	21,272,601	–	21,272,601
Short-Term Investments	37,719,254	–	–	37,719,254

	$37,719,254	$3,182,481,249	$–	$3,220,200,503

S&P/Citigroup 1-3 Year International Treasury
Foreign Government Bonds & Notes	$–	$197,481,877	$–	$197,481,877
Short-Term Investments	36,494	–	–	36,494

	$36,494	$197,481,877	$–	$197,518,371

S&P/Citigroup International Treasury
Foreign Government Bonds & Notes	$–	$263,907,537	$–	$263,907,537
Short-Term Investments	273,485	–	–	273,485

	$273,485	$263,907,537	$–	$264,181,022

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.
FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

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iSHARES® TRUST

FOREIGN TAXES

Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of August 31, 2011, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

The Funds had tax basis net capital loss carryforwards as of February 28, 2011, the tax year-end of the Funds, as follows:

iShares Bond Fund	Expiring 2012	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Barclays Short Treasury	$–	$–	$–	$–	$–	$–	$15,024	$15,024
Barclays 1-3 Year Treasury	–	–	–	–	–	–	500,189	500,189
Barclays 3-7 Year Treasury	–	–	–	–	–	–	76,817	76,817
Barclays 7-10 Year Treasury	–	–	–	–	–	–	3,967,194	3,967,194
Barclays 10-20 Year Treasury	–	–	–	–	–	169,147	55,582	224,729
Barclays 20+ Year Treasury	2,004,162	1,105,659	4,724,131	3,444,435	1,159,235	9,146,794	–	21,584,416
JPMorgan USD Emerging Markets	–	–	–	–	91,088	2,345,229	591,228	3,027,545
S&P / Citigroup 1-3 Year International Treasury	–	–	–	–	–	1,262	117,648	118,910
S&P / Citigroup International Treasury	–	–	–	–	–	66,505	55,392	121,897

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by funds for taxable years beginning after December 22, 2010 will not be subject to expiration. In addition, such losses must be utilized prior to the losses incurred in the tax years preceding enactment.

As of August 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Barclays Short Treasury	$4,290,710,792	$1,845,962	$(53,203)	$1,792,759
Barclays 1-3 Year Treasury	8,899,751,444	106,179,862	(31,882)	106,147,980
Barclays 3-7 Year Treasury	2,708,947,094	85,571,909	(95,235)	85,476,674
Barclays 7-10 Year Treasury	4,365,807,574	259,506,825	(422,844)	259,083,981
Barclays 10-20 Year Treasury	353,628,554	15,683,664	–	15,683,664
Barclays 20+ Year Treasury	3,661,479,338	104,389,301	(795,454)	103,593,847
JPMorgan USD Emerging Markets	3,088,991,893	142,802,333	(11,593,723)	131,208,610
S&P/Citigroup 1-3 Year International Treasury	191,536,604	8,147,127	(2,165,360)	5,981,767
S&P/Citigroup International Treasury	252,944,026	16,830,829	(5,593,833)	11,236,996

Management has reviewed the tax positions as of August 31, 2011, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

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iSHARES® TRUST

BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Advisor”), an affiliate of BFA, under which BFA pays the Sub-Advisor for services it provides to the iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund and iShares S&P/ Citigroup International Treasury Bond Fund.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Bond Fund	Investment Advisory Fee
Barclays Short Treasury	0.15%
Barclays 1-3 Year Treasury	0.15
Barclays 3-7 Year Treasury	0.15
Barclays 7-10 Year Treasury	0.15
Barclays 10-20 Year Treasury	0.15

iShares Bond Fund	Investment Advisory Fee
Barclays 20+ Treasury	0.15%
JPMorgan USD Emerging Markets	0.60
S&P/Citigroup 1-3 Year International Treasury	0.35
S&P/Citigroup International Treasury	0.35

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the combined income earned from the investment of cash collateral received for the loan of securities and any fees paid by borrowers. For the six months ended August 31, 2011, BTC earned securities lending agent fees from certain Funds as follows:

iShares Bond Fund	Securities Lending Agent Fees
Barclays 1-3 Year Treasury	$5,183
Barclays 3-7 Year Treasury	211,100
Barclays 7-10 Year Treasury	457,423
Barclays 10-20 Year Treasury	28,823
Barclays 20+ Year Treasury	405,694

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended August 31, 2011 were as follows:

	U.S. Government Obligations		Other Securities
iShares Bond Fund	Purchases	Sales	Purchases	Sales
Barclays Short Treasury	$2,880,550,084	$2,816,209,363	$–	$–
Barclays 1-3 Year Treasury	3,512,397,002	2,469,475,777	–	–
Barclays 3-7 Year Treasury	343,496,119	334,392,874	–	–
Barclays 7-10 Year Treasury	1,605,443,623	1,602,923,340	–	–
Barclays 10-20 Year Treasury	21,362,947	19,001,808	–	–
Barclays 20+ Year Treasury	472,804,381	475,514,320	–	–
JPMorgan USD Emerging Markets	–	–	333,570,732	362,084,317
S&P/Citigroup 1-3 Year International Treasury	–	–	83,263,984	81,952,769
S&P/Citigroup International Treasury	–	–	51,267,502	46,060,654

In-kind transactions (see Note 4) for the six months ended August 31, 2011 were as follows:

iShares Bond Fund	In-kind Purchases	In-kind Sales
Barclays Short Treasury	$369,431,014	$265,733,542
Barclays 1-3 Year Treasury	2,025,991,531	2,038,517,429
Barclays 3-7 Year Treasury	831,255,609	104,768,428
Barclays 7-10 Year Treasury	1,679,255,584	1,231,890,828
Barclays 10-20 Year Treasury	105,100,913	46,514,055
Barclays 20+ Year Treasury	5,185,201,420	5,571,736,088
JPMorgan USD Emerging Markets	1,042,161,946	147,347,155
S&P/Citigroup 1-3 Year International Treasury	101,136,662	31,677,466
S&P/Citigroup International Treasury	71,481,161	–

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and an amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain

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iSHARES® TRUST

transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates; such reinvestments are subject to investment risk.

As of August 31, 2011, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of August 31, 2011 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, plus any fees paid by borrowers and less the fees paid to BTC as securities lending agent which are subject to adjustments pursuant to the securities lending agreement.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	59

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® TRUST

iShares Barclays Short Treasury, iShares Barclays 1-3 Year Treasury, iShares Barclays 3-7 Year Treasury, iShares Barclays 7-10 Year Treasury, iShares Barclays 10-20 Year Treasury, iShares Barclays 20+ Year Treasury, and iShares JPMorgan USD Emerging Markets Bond Funds

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BFA provided such information as the Board, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. An ad-hoc sub-committee of the Independent Trustees (the “Ad-Hoc Sub-Committee”), with independent counsel, met with management on April 19, 2011, and April 26, 2011, to discuss the types of information the Board required and the manner in which management would organize and present such information. At a meeting held on May 16, 2011, management presented information to the Board relating to the continuance of the Advisory Contract and the Board reviewed and discussed such information at length. The Board also requested from management certain additional information. At a meeting held on June 22-23, 2011, the Board reviewed additional information provided by management in response to the Board’s requests. The Board approved the selection of BFA and the continuance of the Advisory Contract for the Funds, based on its review of qualitative and quantitative information provided by BFA, including its review of supplemental information management provided at the request of the Board. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In selecting BFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Nature, Extent and Quality of Services Provided by BFA – Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, supporting the Funds and their shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Funds and their shareholders were added in 2010, for example, in such areas as investor education, product management, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Expenses and Performance of the Funds – The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size or other differentiating factors, but were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or

60	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fees and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2010, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates – The Board reviewed information about the profitability to BFA of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares Funds and how such profitability methodology differed from the methodology used to calculate profitability prior to the acquisition of BFA by BlackRock, noting that such matters were focused on by the Ad-Hoc Sub-Committee during its meetings and addressed by management. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale – In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory rates as the assets of the Funds increase. However, the Board further noted management’s assertion that future economies of scale for each Fund, with the exception of iShares JPMorgan USD Emerging Markets Bond Fund, had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving shareholders of such Funds, from inception, the benefits of lower fees. The Board noted that should material economies of scale exist in the future, a breakpoint structure for iShares JPMorgan USD Emerging Markets Bond Fund may be appropriate. The Board also reviewed BFA’s historic profitability as investment adviser to the iShares fund complex and noted that BFA and BlackRock had continued to make significant investments in the iShares fund complex and the infrastructure supporting the iShares funds. Based on this review, as well as the discussions described above in connection with the Lipper Group and performance benchmark comparisons, the Board, recognizing its responsibility to

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	61

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates – The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as any of the Funds, except for iShares Barclays 1-3 Year Treasury Bond Fund, iShares Barclays 7-10 Year Treasury Bond Fund, and iShares Barclays 20+ Year Treasury Bond Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different services provided as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchanged traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates – The Board reviewed any ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as any payment of revenue to BTC, the Funds’ securities lending agent, for loaning any portfolio securities, and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Funds and their shareholders to approve the continuance of the Advisory Contract for the coming year.

62	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P/Citigroup 1-3 Year International Treasury and iShares S&P/Citigroup International Treasury Bond Funds

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BFA provided such information as the Board, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. An ad-hoc sub-committee of the Independent Trustees (the “Ad-Hoc Sub-Committee”), with independent counsel, met with management on April 19, 2011, and April 26, 2011, to discuss the types of information the Board required and the manner in which management would organize and present such information. At a meeting held on May 16, 2011, management presented information to the Board relating to the continuance of the Advisory Contract and the Board reviewed and discussed such information at length. The Board also requested from management certain additional information. At a meeting held on June 22-23, 2011, the Board reviewed additional information provided by management in response to the Board’s requests. The Board approved the selection of BFA and the continuance of the Advisory Contract for the Funds, based on its review of qualitative and quantitative information provided by BFA, including its review of supplemental information management provided at the request of the Board. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In selecting BFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Nature, Extent and Quality of Services Provided by BFA – Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, supporting the Funds and their shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Funds and their shareholders were added in 2010, for example, in such areas as investor education, product management, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Expenses and Performance of the Funds – The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size or other differentiating factors, but were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	63

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fees and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2010, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates – The Board reviewed information about the profitability to BFA of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares Funds and how such profitability methodology differed from the methodology used to calculate profitability prior to the acquisition of BFA by BlackRock, noting that such matters were focused on by the Ad-Hoc Sub-Committee during its meetings and addressed by management. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, supported the Board’s approval of the renewal of the Advisory Contract for the coming year.

Economies of Scale – In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory rates as the assets of the Funds increase. The Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate. The Board also reviewed BFA’s historic profitability as investment adviser to the iShares fund complex and noted that BFA and BlackRock had continued to make significant investments in the iShares fund complex and the infrastructure supporting the iShares funds. Based on this review, as well as the discussions described above in connection with the Lipper Group and performance benchmark comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates – The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its

64	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as any of the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different services provided as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchanged traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates – The Board reviewed any ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as any payment of revenue to BTC, the Funds’ securities lending agent, for loaning any portfolio securities, and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Funds and their shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	65

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Bond Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Barclays Short Treasury	$0.04881	$–	$0.00044	$0.04925	99%	–%	1%	100%
Barclays 3-7 Year Treasury	1.12315	–	0.01667	1.13982	99	–	1	100
JPMorgan USD Emerging Markets	2.63217	–	0.04135	2.67352	98	–	2	100

66	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (“SEI”). BlackRock Fund Advisors (“BFA”) serves as the investment advisor to the Funds. BFA is a subsidiary of BlackRock Institutional Trust Company, N.A., neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s or J.P. Morgan Securities Inc., nor are they sponsored, endorsed or issued by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2011 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

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iS-SAR-21-0811

August 31, 2011

2011 Semi-Annual Report

iShares Trust

iShares Barclays 1-3 Year Credit Bond Fund  |  CSJ  |  NYSE Arca

iShares Barclays Intermediate Credit Bond Fund  |  CIU  |  NYSE Arca

iShares Barclays Credit Bond Fund  |  CFT  |  NYSE Arca

iShares 10+ Year Credit Bond Fund  |  CLY  |  NYSE Arca

Fund Performance Overviews

iSHARES® BARCLAYS CREDIT BOND FUNDS

Performance as of August 31, 2011

	Average Annual Total Returns						Cumulative Total Returns

	Year Ended 8/31/11			Inception to 8/31/11			Inception to 8/31/11

iSHARES BOND FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Barclays 1-3 Year Credit	2.09%	1.61%	2.46%	4.51%	4.51%	5.01%	22.79%	22.82%	25.52%
Barclays Intermediate Credit	4.45%	4.40%	4.68%	6.29%	6.39%	6.54%	32.85%	33.41%	34.29%
Barclays Credit	4.71%	4.42%	4.98%	6.49%	6.57%	6.77%	34.02%	34.45%	35.64%
10+ Year Credit	5.22%	5.82%	5.15%	10.73%	11.79%	11.77%	19.30%	21.28%	21.20%

Total returns for the periods since inception are calculated from the inception date of each Fund (1/5/07, 1/5/07, 1/5/07 and 12/8/09, respectively). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (1/11/07, 1/11/07, 1/11/07 and 12/9/09, respectively), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overviews (Continued)

iSHARES® BARCLAYS CREDIT BOND FUNDS

The iShares Barclays 1-3 Year Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 1-3 Year Credit Bond Index (the “Index”). The Index measures the performance of investment grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar denominated and have a remaining maturity of greater than or equal to one year and less than three years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2011, the total return for the Fund was 1.01%, net of fees, while the total return for the Index was 1.24%.

PORTFOLIO ALLOCATION As of 8/31/11
Sector/Investment Type	Percentage of Net Assets
Financial	40.62%

Consumer Non-Cyclical	11.23

Multi-National	11.01

Communications	7.55

Foreign Government Obligations	5.41

Industrial	4.35

Technology	4.21

Utilities	4.03

Energy	4.00

Consumer Cyclical	3.16

Basic Materials	3.01

Municipal Debt Obligations	0.17

Short-Term and Other Net Assets	1.25

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/11
Security	Percentage of Net Assets
European Investment Bank, 1.50%, 05/15/14	1.01%

KfW, 1.88%, 01/14/13	0.85

Citigroup Inc., 6.50%, 08/19/13	0.82

European Investment Bank, 1.63%, 03/15/13	0.82

KfW, 1.38%, 07/15/13	0.76

International Bank for Reconstruction and Development, 1.75%, 07/15/13	0.76

General Electric Co., 5.00%, 02/01/13	0.75

KfW, 3.50%, 03/10/14	0.68

European Investment Bank, 1.25%, 02/14/14	0.67

KfW, 1.38%, 01/13/14	0.59

TOTAL	7.71%

6	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews (Continued)

iSHARES® BARCLAYS CREDIT BOND FUNDS

The iShares Barclays Intermediate Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Intermediate Credit Bond Index (the “Index”). The Index measures the performance of investment grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are dollar denominated and have a remaining maturity of greater than or equal to one year and less than ten years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2011, the total return for the Fund was 3.85%, net of fees, while the total return for the Index was 4.01%.

PORTFOLIO ALLOCATION As of 8/31/11
Sector/Investment Type	Percentage of Net Assets
Financial	36.87%

Consumer Non-Cyclical	11.74

Communications	8.44

Multi-National	7.39

Energy	7.30

Foreign Government Obligations	6.54

Utilities	4.97

Industrial	4.88

Basic Materials	3.88

Consumer Cyclical	3.13

Technology	3.11

Municipal Debt Obligations	0.37

Short-Term and Other Net Assets	1.38

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/11
Security	Percentage of Net Assets
European Investment Bank, 4.63%, 05/15/14	0.56%

KfW Series G, 4.38%, 03/15/18	0.39

International Bank for Reconstruction and Development, 2.13%, 03/15/16	0.39

Italy (Republic of), 4.50%, 01/21/15	0.37

Cisco Systems Inc., 5.50%, 02/22/16	0.36

European Investment Bank, 2.75%, 03/23/15	0.33

General Electric Capital Corp., 2.80%, 01/08/13	0.32

Landwirtschaftliche Rentenbank, 3.13%, 07/15/15	0.29

International Bank for Reconstruction and Development, 2.38%, 05/26/15	0.29

Citigroup Inc., 6.13%, 11/21/17	0.29

TOTAL	3.59%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overviews (Continued)

iSHARES® BARCLAYS CREDIT BOND FUNDS

The iShares Barclays Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Credit Bond Index (the “Index”). The Index measures the performance of investment grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are dollar denominated and have a remaining maturity of greater than or equal to one year. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2011, the total return for the Fund was 5.14%, net of fees, while the total return for the Index was 5.30%.

PORTFOLIO ALLOCATION As of 8/31/11
Sector/Investment Type	Percentage of Net Assets
Financial	31.31%

Consumer Non-Cyclical	11.48

Communications	10.12

Energy	8.71

Foreign Government Obligations	7.08

Utilities	6.29

Industrial	5.18

Multi-National	5.03

Basic Materials	3.89

Consumer Cyclical	3.71

Municipal Debt Obligations	3.41

Technology	2.48

Short-Term and Other Net Assets	1.31

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/11
Security	Percentage of Net Assets
European Investment Bank, 5.13%, 05/30/17	0.52%

Citigroup Inc., 8.50%, 05/22/19	0.30

General Electric Capital Corp., 5.63%, 09/15/17	0.29

Morgan Stanley, 4.75%, 04/01/14	0.27

European Investment Bank, 2.75%, 03/23/15	0.27

Wyeth, 5.50%, 02/01/14	0.27

State of California GO BAB, 7.55%, 04/01/39	0.27

United Mexican States, 5.95%, 03/19/19	0.26

KfW, 4.88%, 06/17/19	0.25

Time Warner Cable Inc., 8.25%, 04/01/19	0.25

TOTAL	2.95%

8	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews (Continued)

iSHARES® BARCLAYS CREDIT BOND FUNDS

The iShares 10+ Year Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of The BofA Merrill Lynch 10+ Year US Corporate & Yankees IndexSM (the “Index”). The Index is a broad, market value weighted, total rate of return index designed to measure the performance of the long-term, investment grade U.S. corporate and Yankee bond markets. The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2011, the total return for the Fund was 8.10%, net of fees, while the total return for the Index was 8.35%.

PORTFOLIO ALLOCATION As of 8/31/11
Sector/Investment Type	Percentage of Net Assets
Financial	18.03%

Communications	14.56

Energy	12.23

Consumer Non-Cyclical	11.71

Utilities	11.25

Foreign Government Obligations	10.39

Industrial	6.12

Consumer Cyclical	4.96

Basic Materials	3.84

Technology	1.89

Multi-National	1.06

Diversified	0.04

Short-Term and Other Net Assets	3.92

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/11
Security	Percentage of Net Assets
Russian Federation (The), 7.50%, 03/31/30	1.98%

Verizon Communications Inc., 7.75%, 12/01/30	1.57

Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	1.09

AT&T Corp., 8.00%, 11/15/31	1.07

ConocoPhillips Holding Co., 6.95%, 04/15/29	1.03

Peru (Republic of), 7.35%, 07/21/25	0.93

Wal-Mart Stores Inc., 5.25%, 09/01/35	0.88

Brazil (Federative Republic of), 7.13%, 01/20/37	0.87

JPMorgan Chase & Co., 5.60%, 07/15/41	0.83

AOL Time Warner Inc., 7.63%, 04/15/31	0.75

TOTAL	11.00%

FUND PERFORMANCE OVERVIEWS	9

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2011 to August 31, 2011.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Bond Fund	Beginning Account Value (3/1/11)	Ending Account Value (8/31/11)	Annualized Expense Ratio	Expenses Paid During Period[a] (3/1/11 to 8/31/11)
Barclays 1-3 Year Credit
Actual	$1,000.00	$1,010.10	0.20%	$1.01
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02
Barclays Intermediate Credit
Actual	1,000.00	1,038.50	0.20	1.03
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02
Barclays Credit
Actual	1,000.00	1,051.40	0.20	1.03
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02
10+ Year Credit
Actual	1,000.00	1,081.00	0.20	1.05
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

10	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
CORPORATE BONDS & NOTES – 93.17%

ADVERTISING – 0.08%
WPP Finance UK
8.00%, 09/15/14	$6,060,000	$7,007,744

		7,007,744

AEROSPACE & DEFENSE – 0.67%
Boeing Co. (The)
1.88%, 11/20/12	5,700,000	5,784,808
5.13%, 02/15/13[a]	14,250,000	15,183,517
General Dynamics Corp.
1.38%, 01/15/15	1,000,000	1,013,653
4.25%, 05/15/13	12,865,000	13,640,617
5.25%, 02/01/14[a]	10,000,000	11,034,354
Lockheed Martin Corp.
4.12%, 03/14/13	9,000,000	9,462,797

		56,119,746

AGRICULTURE – 1.07%
Altria Group Inc.
8.50%, 11/10/13[a]	24,590,000	28,230,191
Bunge Ltd. Finance Corp.
5.88%, 05/15/13	2,000,000	2,117,184
Philip Morris International Inc.
4.88%, 05/16/13	24,189,000	25,773,330
6.88%, 03/17/14	15,000,000	17,060,874
Reynolds American Inc.
7.25%, 06/01/12[a]	5,330,000	5,567,942
7.25%, 06/01/13	10,250,000	11,236,167

		89,985,688

AIRLINES – 0.03%
Southwest Airlines Co.
6.50%, 03/01/12	2,425,000	2,485,826

		2,485,826

AUTO MANUFACTURERS – 0.43%
Daimler Finance North America LLC
6.50%, 11/15/13	28,795,000	31,894,375
PACCAR Inc.
6.38%, 02/15/12	1,800,000	1,842,993
6.88%, 02/15/14	1,750,000	1,989,018

		35,726,386

Security	Principal	Value
AUTO PARTS & EQUIPMENT – 0.10%
Johnson Controls Inc.
1.75%, 03/01/14	$8,000,000	$8,125,409

		8,125,409

BANKS – 27.50%
American Express Bank FSB
5.50%, 04/16/13	16,000,000	16,944,106
5.55%, 10/17/12	6,000,000	6,281,154
American Express Centurion Bank
5.55%, 10/17/12	6,500,000	6,804,584
Bank of America Corp.
4.75%, 08/15/13[a]	3,700,000	3,737,906
4.88%, 09/15/12[a]	6,000,000	6,114,290
4.88%, 01/15/13	9,000,000	9,140,116
4.90%, 05/01/13	43,000,000	44,001,048
5.38%, 09/11/12	6,000,000	6,143,242
7.38%, 05/15/14	23,500,000	25,317,218
Bank of Montreal
1.75%, 04/29/14[a]	9,800,000	9,976,283
2.13%, 06/28/13	11,000,000	11,253,840
Bank of New York Mellon Corp. (The)
1.50%, 01/31/14[a]	5,000,000	5,076,067
4.30%, 05/15/14	15,110,000	16,411,087
4.50%, 04/01/13[a]	5,000,000	5,298,807
4.95%, 11/01/12	26,358,000	27,689,498
5.13%, 08/27/13[a]	12,500,000	13,513,441
Bank of Nova Scotia
2.25%, 01/22/13	20,000,000	20,401,096
2.38%, 12/17/13[a]	19,750,000	20,319,850
Bank One Corp.
5.25%, 01/30/13	7,500,000	7,870,528
Banque Centrale de Tunisie
7.38%, 04/25/12[a]	3,525,000	3,657,187
Barclays Bank PLC
2.38%, 01/13/14[a]	8,000,000	7,911,246
2.50%, 01/23/13[a]	31,050,000	31,071,704
5.20%, 07/10/14[a]	27,979,000	29,289,986
5.45%, 09/12/12	19,200,000	19,842,655
BB&T Corp.
2.05%, 04/28/14[a]	12,000,000	12,167,357

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
3.38%, 09/25/13[a]	$6,000,000	$6,240,799
4.75%, 10/01/12	5,367,000	5,577,469
BBVA U.S. Senior SA Unipersonal
3.25%, 05/16/14	4,000,000	3,867,493
BNP Paribas SA
2.13%, 12/21/12[a]	12,000,000	11,836,426
Brookfield Asset Management Inc.
7.13%, 06/15/12	2,750,000	2,863,949
Canadian Imperial Bank of Commerce
1.45%, 09/13/13[a]	17,600,000	17,688,885
Capital One Bank (USA) N.A.
6.50%, 06/13/13	8,000,000	8,598,343
Capital One Financial Corp.
2.13%, 07/15/14[a]	13,350,000	13,280,717
7.38%, 05/23/14[a]	9,310,000	10,482,658
Citigroup Inc.
5.13%, 05/05/14	5,250,000	5,491,676
5.30%, 10/17/12	27,000,000	27,942,598
5.50%, 08/27/12	8,250,000	8,531,505
5.50%, 04/11/13	23,500,000	24,398,499
5.63%, 08/27/12	16,500,000	16,838,172
5.85%, 07/02/13[a]	10,000,000	10,514,560
6.00%, 12/13/13	20,401,000	21,649,087
6.38%, 08/12/14	12,000,000	13,023,587
6.50%, 08/19/13	64,500,000	68,654,751
Credit Suisse New York
2.20%, 01/14/14	12,000,000	11,996,430
3.45%, 07/02/12[a]	11,550,000	11,789,258
5.00%, 05/15/13	46,000,000	48,223,808
5.50%, 05/01/14	20,750,000	22,366,393
Deutsche Bank AG London
2.38%, 01/11/13	19,000,000	19,031,972
3.88%, 08/18/14	1,500,000	1,549,328
4.88%, 05/20/13	38,500,000	40,029,602
5.38%, 10/12/12	28,730,000	29,988,104
Export-Import Bank of Korea (The)
5.50%, 10/17/12	14,100,000	14,696,539
8.13%, 01/21/14	10,000,000	11,347,387
Fifth Third Bancorp
6.25%, 05/01/13	10,000,000	10,701,828
Goldman Sachs Group Inc. (The)
3.63%, 08/01/12	7,700,000	7,834,329

Security	Principal	Value
4.75%, 07/15/13	$26,948,000	$27,750,912
5.15%, 01/15/14	21,750,000	22,831,437
5.25%, 04/01/13[a]	10,750,000	11,172,217
5.25%, 10/15/13	26,000,000	27,194,426
5.45%, 11/01/12	18,139,000	18,878,481
5.70%, 09/01/12[a]	31,350,000	32,572,968
6.00%, 05/01/14	18,500,000	19,709,288
HSBC Bank (USA) N.A.
4.63%, 04/01/14	11,000,000	11,549,337
HSBC Holdings PLC
5.25%, 12/12/12	16,500,000	16,920,719
ICICI Bank Ltd.
6.63%, 10/03/12[b]	18,100,000	18,689,034
JPMorgan Chase & Co.
1.65%, 09/30/13[a]	8,200,000	8,208,692
2.05%, 01/24/14	19,000,000	19,127,555
4.65%, 06/01/14[a]	32,000,000	34,068,984
4.75%, 05/01/13	29,000,000	30,521,549
5.38%, 10/01/12	24,800,000	25,952,765
5.75%, 01/02/13	29,000,000	30,505,630
KeyBank N.A.
5.50%, 09/17/12	3,625,000	3,772,835
5.70%, 08/15/12[a]	2,250,000	2,334,375
KeyCorp
6.50%, 05/14/13	10,500,000	11,182,501
KfW
1.38%, 07/15/13	62,550,000	63,654,014
1.38%, 01/13/14	48,500,000	49,504,857
1.50%, 04/04/14[a]	25,000,000	25,638,365
1.88%, 01/14/13	69,750,000	71,136,058
3.25%, 03/15/13	39,000,000	40,695,759
3.50%, 05/16/13	27,000,000	28,392,439
3.50%, 03/10/14	53,000,000	56,903,402
4.00%, 10/15/13	20,000,000	21,494,210
Landesbank Baden-Wuerttemberg New York
6.35%, 04/01/12	2,675,000	2,745,098
Landeskreditbank Baden- Wuerttemberg – Foerderbank
4.88%, 01/13/12[a]	2,425,000	2,462,270
Landwirtschaftliche Rentenbank
1.88%, 09/24/12[a]	18,500,000	18,767,532

12	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
3.25%, 03/15/13[a]	$10,750,000	$11,222,499
4.13%, 07/15/13	20,000,000	21,341,048
Landwirtschaftliche Rentenbank
Series E
5.25%, 07/02/12	1,700,000	1,766,710
M&I Marshall & Ilsley Bank
5.25%, 09/04/12	2,000,000	2,076,000
Mellon Capital IV
Series 1
6.24%, 06/20/12[a,c]	2,250,000	2,013,750
Morgan Stanley
2.88%, 01/24/14	33,000,000	32,631,832
2.88%, 07/28/14[a]	1,000,000	986,583
4.75%, 04/01/14	14,000,000	14,319,587
5.25%, 11/02/12	9,850,000	10,218,179
5.30%, 03/01/13	42,300,000	43,907,550
5.75%, 08/31/12	3,250,000	3,373,437
6.00%, 05/13/14	32,890,000	34,847,315
North Fork Bancorporation Inc.
5.88%, 08/15/12	3,000,000	3,106,612
Northern Trust Corp.
5.50%, 08/15/13	4,500,000	4,900,548
Oesterreichische Kontrollbank AG
1.38%, 01/21/14[a]	10,000,000	10,186,854
1.75%, 03/11/13	15,000,000	15,285,030
3.63%, 06/17/13	10,000,000	10,553,952
4.75%, 10/16/12	12,300,000	12,883,339
PNC Funding Corp.
5.40%, 06/10/14[d]	4,263,000	4,711,607
5.50%, 09/28/12[d]	3,250,000	3,398,868
Rabobank Nederland
1.85%, 01/10/14[a]	16,750,000	17,017,051
Royal Bank of Canada
1.13%, 01/15/14[a]	14,500,000	14,589,170
2.10%, 07/29/13[a]	14,500,000	14,871,320
Royal Bank of Scotland Group PLC
3.25%, 01/11/14	6,000,000	5,930,970
3.40%, 08/23/13	21,500,000	21,419,382
Sovereign Bank
5.13%, 03/15/13[a]	6,000,000	6,059,677
Sumitomo Mitsui Banking Corp.
8.00%, 06/15/12	5,430,000	5,677,907

Security	Principal	Value
SunTrust Banks Inc.
5.25%, 11/05/12	$4,800,000	$4,983,538
Toronto-Dominion Bank (The)
1.38%, 07/14/14	6,800,000	6,879,186
U.S. Bancorp
1.13%, 10/30/13	5,000,000	5,008,224
1.38%, 09/13/13[a]	11,150,000	11,223,199
4.20%, 05/15/14	17,400,000	18,779,246
U.S. Bancorp
Series R
2.13%, 02/15/13	4,000,000	4,067,902
U.S. Bancorp
Series S
2.00%, 06/14/13[a]	8,900,000	9,065,418
UBS AG
2.75%, 01/08/13	3,300,000	3,346,204
UBS AG Stamford
2.25%, 08/12/13	14,250,000	14,318,234
2.25%, 01/28/14[a]	11,500,000	11,536,852
Union Bank N.A.
2.13%, 12/16/13	5,000,000	5,064,685
UnionBanCal Corp.
5.25%, 12/16/13	4,030,000	4,322,033
US Bank N.A.
6.30%, 02/04/14	5,500,000	6,117,600
Wachovia Bank N.A./Wells Fargo & Co.
5.70%, 08/01/13[a]	10,876,000	11,779,322
Wachovia Corp./Wells Fargo & Co.
4.88%, 02/15/14	6,000,000	6,409,432
5.25%, 08/01/14	2,000,000	2,158,868
5.50%, 05/01/13	37,183,000	39,750,259
Wells Fargo & Co.
4.38%, 01/31/13[a]	38,900,000	40,627,280
4.95%, 10/16/13[a]	20,250,000	21,552,730
5.13%, 09/01/12[a]	3,250,000	3,384,800
5.25%, 10/23/12	29,300,000	30,731,091
Wells Fargo Capital XIII
Series G
7.70%, 03/26/13[a,c]	30,640,000	30,640,000
Wells Fargo Capital XV
9.75%, 09/26/13[a,c]	10,000,000	10,400,000

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
Westpac Banking Corp.
1.85%, 12/09/13[a]	$12,000,000	$12,107,407
2.10%, 08/02/13	15,250,000	15,452,046
2.25%, 11/19/12	19,000,000	19,240,604

		2,305,851,094

BEVERAGES – 2.63%
Anheuser-Busch Companies Inc.
4.38%, 01/15/13	2,000,000	2,090,404
Anheuser-Busch InBev Worldwide Inc.
1.50%, 07/14/14[a]	12,400,000	12,570,509
2.50%, 03/26/13[a]	11,625,000	11,907,241
3.00%, 10/15/12	16,250,000	16,639,704
Bottling Group LLC
4.63%, 11/15/12	9,250,000	9,696,734
6.95%, 03/15/14	35,000,000	40,195,745
Coca-Cola Co. (The)
0.75%, 11/15/13	5,500,000	5,512,284
3.63%, 03/15/14[a]	11,910,000	12,765,615
Coca-Cola Enterprises Inc.
1.13%, 11/12/13	7,715,000	7,739,606
7.38%, 03/03/14	18,415,000	21,281,646
Coca-Cola HBC Finance BV
5.13%, 09/17/13	3,000,000	3,174,592
Companhia de Bebidas das Americas
8.75%, 09/15/13	2,000,000	2,280,380
Diageo Capital PLC
5.20%, 01/30/13	13,600,000	14,400,262
7.38%, 01/15/14	17,500,000	20,036,217
Dr Pepper Snapple Group Inc.
2.35%, 12/21/12	7,400,000	7,529,420
PepsiAmericas Inc.
5.75%, 07/31/12	3,000,000	3,144,771
PepsiCo Inc.
0.80%, 08/25/14	2,250,000	2,245,871
0.88%, 10/25/13	8,300,000	8,317,157
4.65%, 02/15/13[a]	17,500,000	18,518,241

		220,046,399

BIOTECHNOLOGY – 0.16%
Biogen Idec Inc.
6.00%, 03/01/13[a]	7,590,000	8,077,446

Security	Principal	Value
Life Technologies Corp.
3.38%, 03/01/13[a]	$5,000,000	$5,146,243

		13,223,689

BUILDING MATERIALS – 0.06%
CRH America Inc.
6.95%, 03/15/12	4,580,000	4,698,072

		4,698,072

CHEMICALS – 1.38%
Air Products and Chemicals Inc.
4.15%, 02/01/13	3,000,000	3,119,699
Airgas Inc.
2.85%, 10/01/13[a]	9,500,000	9,723,050
Dow Chemical Co. (The)
4.85%, 08/15/12	11,250,000	11,661,072
6.00%, 10/01/12	8,450,000	8,899,510
7.60%, 05/15/14	23,190,000	26,717,086
E.I. du Pont de Nemours and Co.
1.75%, 03/25/14[a]	10,770,000	10,984,499
4.75%, 11/15/12	3,000,000	3,149,384
4.88%, 04/30/14	1,000,000	1,099,863
5.00%, 01/15/13	3,430,000	3,633,585
5.00%, 07/15/13[a]	4,080,000	4,390,004
5.88%, 01/15/14[a]	1,869,000	2,078,676
Monsanto Co.
7.38%, 08/15/12	1,800,000	1,915,156
Potash Corp. of Saskatchewan Inc.
4.88%, 03/01/13	731,000	770,843
PPG Industries Inc.
5.75%, 03/15/13	5,833,000	6,236,647
Praxair Inc.
1.75%, 11/15/12	7,250,000	7,350,173
2.13%, 06/14/13[a]	2,750,000	2,817,059
3.95%, 06/01/13[a]	3,500,000	3,700,768
Rohm and Haas Co.
5.60%, 03/15/13[a]	6,895,000	7,345,475

		115,592,549

COMMERCIAL SERVICES – 0.20%
Block Financial LLC
7.88%, 01/15/13	3,500,000	3,657,500
McKesson Corp.
5.25%, 03/01/13	3,500,000	3,719,407

14	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
Science Applications International Corp.
6.25%, 07/01/12	$3,465,000	$3,602,671
Western Union Co. (The)
6.50%, 02/26/14	5,000,000	5,535,003

		16,514,581

COMPUTERS – 2.75%
Computer Sciences Corp.
5.00%, 02/15/13[a]	3,000,000	3,130,753
5.50%, 03/15/13	7,500,000	7,901,905
Dell Inc.
1.40%, 09/10/13[a]	6,750,000	6,811,074
2.10%, 04/01/14[a]	3,000,000	3,079,098
4.70%, 04/15/13	12,000,000	12,733,053
Electronic Data Systems Corp.
Series B
6.00%, 08/01/13	2,950,000	3,197,051
Hewlett-Packard Co.
1.25%, 09/13/13	11,600,000	11,531,103
1.55%, 05/30/14[a]	3,100,000	3,094,794
2.95%, 08/15/12[a]	1,500,000	1,527,054
4.50%, 03/01/13	27,500,000	28,699,183
4.75%, 06/02/14	26,000,000	28,187,273
6.13%, 03/01/14	15,000,000	16,632,523
6.50%, 07/01/12[a]	2,800,000	2,918,110
IBM International Group Capital LLC
5.05%, 10/22/12	13,300,000	13,988,319
International Business Machines Corp.
1.00%, 08/05/13[a]	19,600,000	19,732,027
1.25%, 05/12/14[a]	15,000,000	15,235,179
2.10%, 05/06/13	21,000,000	21,562,332
4.75%, 11/29/12	14,400,000	15,154,891
6.50%, 10/15/13	10,000,000	11,208,762
Lexmark International Inc.
5.90%, 06/01/13	4,000,000	4,217,319

		230,541,803

COSMETICS & PERSONAL CARE – 0.42%
Avon Products Inc.
5.63%, 03/01/14	7,500,000	8,199,679
Colgate-Palmolive Co.
1.25%, 05/01/14	3,250,000	3,300,384

Security	Principal	Value
Procter & Gamble Co. (The)
0.70%, 08/15/14	$8,125,000	$8,155,326
1.38%, 08/01/12	13,000,000	13,116,113
4.95%, 08/15/14[a]	2,500,000	2,805,369

		35,576,871

DIVERSIFIED FINANCIAL SERVICES – 9.59%
Allstate Life Global Funding Trusts
5.38%, 04/30/13	22,472,000	24,013,476
American Express Co.
4.88%, 07/15/13	3,000,000	3,169,152
7.25%, 05/20/14[a]	12,680,000	14,392,267
American Express Credit Corp.
Series C
5.88%, 05/02/13[a]	16,000,000	17,067,698
7.30%, 08/20/13	39,700,000	43,542,476
Bear Stearns Companies Inc. (The)/ JPMorgan Chase & Co.
6.95%, 08/10/12	22,950,000	24,249,361
Boeing Capital Corp.
5.80%, 01/15/13	5,750,000	6,158,136
Caterpillar Financial Services Corp.
1.55%, 12/20/13	2,800,000	2,822,319
1.65%, 04/01/14	11,000,000	11,150,134
1.90%, 12/17/12	1,500,000	1,524,168
2.00%, 04/05/13[a]	10,500,000	10,724,831
4.25%, 02/08/13	5,500,000	5,770,560
6.13%, 02/17/14	25,750,000	28,821,331
6.20%, 09/30/13	5,775,000	6,373,081
Caterpillar Financial Services Corp.
Series F
4.85%, 12/07/12	5,000,000	5,264,576
Charles Schwab Corp. (The)
4.95%, 06/01/14[a]	2,000,000	2,204,401
CME Group Inc.
5.40%, 08/01/13[a]	3,000,000	3,226,254
5.75%, 02/15/14[a]	19,110,000	21,103,465
Countrywide Financial Corp.
5.80%, 06/07/12[a]	13,600,000	13,855,857
Credit Suisse (USA) Inc.
5.13%, 01/15/14[a]	13,750,000	14,637,323
5.50%, 08/15/13[a]	13,750,000	14,668,905

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
Eksportfinans A/S
1.88%, 04/02/13	$15,000,000	$15,320,710
FIA Card Services N.A.
6.63%, 06/15/12	4,000,000	4,107,412
Franklin Resources Inc.
2.00%, 05/20/13	6,700,000	6,825,687
General Electric Capital Corp.
1.88%, 09/16/13[a]	27,000,000	27,122,599
2.10%, 01/07/14[a]	36,500,000	36,782,049
2.80%, 01/08/13	40,500,000	41,312,858
3.50%, 08/13/12[a]	19,000,000	19,484,883
4.80%, 05/01/13	21,917,000	23,084,884
5.25%, 10/19/12	38,000,000	39,860,267
5.40%, 09/20/13[a]	10,500,000	11,247,805
5.90%, 05/13/14	10,000,000	11,044,119
General Electric Capital Corp.
Series A
5.45%, 01/15/13[a]	17,000,000	17,956,690
Goldman Sachs Capital II
5.79%, 06/01/12[c]	9,567,000	6,888,240
HSBC Finance Corp.
4.75%, 07/15/13	11,500,000	12,143,919
5.90%, 06/19/12	9,250,000	9,577,163
6.38%, 11/27/12	24,200,000	25,427,782
Invesco Ltd.
5.38%, 02/27/13	5,000,000	5,276,772
John Deere Capital Corp.
1.60%, 03/03/14[a]	6,470,000	6,579,945
1.88%, 06/17/13[a]	6,000,000	6,114,900
5.10%, 01/15/13	13,550,000	14,372,728
5.25%, 10/01/12[a]	7,000,000	7,351,093
John Deere Capital Corp.
Series D
4.50%, 04/03/13	5,590,000	5,916,070
4.95%, 12/17/12	3,350,000	3,535,450
Merrill Lynch & Co. Inc.
5.45%, 02/05/13	45,000,000	45,771,501
5.45%, 07/15/14[a]	1,500,000	1,521,262
6.05%, 08/15/12	14,625,000	15,028,182
Merrill Lynch & Co. Inc.
Series C
5.00%, 02/03/14	9,000,000	9,017,433

Security	Principal	Value
National Rural Utilities Cooperative Finance Corp.
1.13%, 11/01/13	$9,000,000	$9,024,453
2.63%, 09/16/12	3,750,000	3,824,872
5.50%, 07/01/13	6,000,000	6,495,170
NYSE Euronext
4.80%, 06/28/13	12,250,000	13,032,550
ORIX Corp.
5.48%, 11/22/11[a]	1,825,000	1,838,505
PACCAR Financial Corp.
1.95%, 12/17/12[a]	2,250,000	2,278,931
PACCAR Financial Corp.
Series S
2.05%, 06/17/13	4,000,000	4,063,887
SLM Corp.
5.00%, 10/01/13	14,000,000	13,930,000
5.13%, 08/27/12[a]	5,500,000	5,541,250
SLM Corp.
Series A
5.38%, 01/15/13[a]	4,500,000	4,455,000
TD Ameritrade Holding Corp.
2.95%, 12/01/12[a]	2,250,000	2,297,331
Toyota Motor Credit Corp.
1.38%, 08/12/13	17,500,000	17,670,999
1.90%, 12/05/12	3,500,000	3,554,944
UFJ Finance Aruba AEC
6.75%, 07/15/13	7,444,000	8,058,130
Wells Fargo Financial Inc.
5.50%, 08/01/12[a]	4,300,000	4,488,328

		803,966,524

ELECTRIC – 3.76%
Alabama Power Co.
4.85%, 12/15/12	6,050,000	6,387,827
Appalachian Power Co.
Series O
5.65%, 08/15/12	2,750,000	2,870,004
Aquila Inc.
11.88%, 07/01/12	6,430,000	6,973,991
Arizona Public Service Co.
5.80%, 06/30/14[a]	4,000,000	4,426,351
Baltimore Gas & Electric Co.
6.13%, 07/01/13	5,970,000	6,482,943

16	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
Carolina Power & Light Co.
6.50%, 07/15/12	$8,550,000	$8,977,645
CenterPoint Energy Houston Electric LLC
Series J2
5.70%, 03/15/13	1,114,000	1,192,016
Commonwealth Edison Co.
1.63%, 01/15/14	16,000,000	16,135,071
Consolidated Edison Co. of New York Inc.
Series 2002-A
5.63%, 07/01/12	3,500,000	3,646,601
Consolidated Edison Co. of New York Inc.
Series 2002-B
4.88%, 02/01/13	6,095,000	6,408,841
Consumers Energy Co.
5.00%, 02/15/12	1,800,000	1,831,581
Detroit Edison Co. (The)
6.40%, 10/01/13	5,000,000	5,550,001
Dominion Resources Inc.
1.80%, 03/15/14	4,950,000	4,997,665
5.70%, 09/17/12	3,000,000	3,146,191
Dominion Resources Inc.
Series 2006-B
6.30%, 09/30/11[c]	2,700,000	2,578,500
Duke Capital LLC
6.25%, 02/15/13	5,000,000	5,325,823
Duke Energy Carolinas LLC
5.75%, 11/15/13[a]	8,000,000	8,817,905
Duke Energy Corp.
5.63%, 11/30/12	1,250,000	1,321,494
6.30%, 02/01/14	20,000,000	22,288,783
Duke Energy Indiana Inc.
5.00%, 09/15/13	1,050,000	1,130,171
Duke Energy Ohio Inc.
5.70%, 09/15/12	9,237,000	9,684,747
Energy East Corp.
6.75%, 06/15/12	3,850,000	4,012,832
Exelon Generation Co. LLC
5.35%, 01/15/14	5,000,000	5,390,598

Security	Principal	Value
FPL Group Capital Inc.
2.55%, 11/15/13	$6,019,000	$6,188,936
5.35%, 06/15/13	2,500,000	2,673,904
Georgia Power Co.
1.30%, 09/15/13	19,000,000	19,192,585
Great Plains Energy Inc.
2.75%, 08/15/13[a]	3,900,000	3,955,968
MidAmerican Energy Co.
5.13%, 01/15/13	3,000,000	3,168,293
5.65%, 07/15/12	2,700,000	2,810,665
MidAmerican Energy Holdings Co.
3.15%, 07/15/12	2,250,000	2,298,136
5.88%, 10/01/12	6,650,000	6,998,646
Monongahela Power Co.
7.95%, 12/15/13[b]	3,250,000	3,713,385
Nisource Finance Corp.
6.15%, 03/01/13	8,000,000	8,568,586
Northern States Power Co.
8.00%, 08/28/12	2,500,000	2,678,794
NSTAR Electric Co.
4.88%, 10/15/12	5,250,000	5,485,599
Ohio Power Co.
Series F
5.50%, 02/15/13	4,510,000	4,778,988
Oncor Electric Delivery Co.
6.38%, 05/01/12	9,800,000	10,135,405
Ontario Electricity Financial Corp.
7.45%, 03/31/13	5,000,000	5,503,405
Pacific Gas & Electric Co.
4.80%, 03/01/14	18,000,000	19,608,739
PSEG Power LLC
2.50%, 04/15/13	9,300,000	9,456,261
Public Service Co. of Colorado
7.88%, 10/01/12	6,015,000	6,469,787
Public Service Co. of Colorado
Series 12
4.88%, 03/01/13	5,000,000	5,287,914
Public Service Electric & Gas Co.
0.85%, 08/15/14	2,000,000	1,996,365
5.13%, 09/01/12	2,500,000	2,603,693
Southern California Edison Co.
5.75%, 03/15/14	3,500,000	3,905,202

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
Southern Co.
4.15%, 05/15/14	$3,000,000	$3,204,805
Southern Power Co.
Series B
6.25%, 07/15/12	4,125,000	4,313,360
Tampa Electric Co.
6.38%, 08/15/12	2,750,000	2,890,264
TransAlta Corp.
5.75%, 12/15/13[a]	7,307,000	7,900,098
Virginia Electric and Power Co.
4.75%, 03/01/13	1,000,000	1,057,268
5.10%, 11/30/12	17,750,000	18,650,020

		315,072,652

ELECTRICAL COMPONENTS & EQUIPMENT – 0.03%
Emerson Electric Co.
4.63%, 10/15/12	2,250,000	2,349,884

		2,349,884

ELECTRONICS – 0.44%
Agilent Technologies Inc.
2.50%, 07/15/13[a]	5,024,000	5,130,628
4.45%, 09/14/12	4,750,000	4,896,102
Arrow Electronics Inc.
6.88%, 07/01/13	6,000,000	6,473,124
Avnet Inc.
5.88%, 03/15/14	5,500,000	5,875,018
Koninklijke Philips Electronics NV
4.63%, 03/11/13	5,500,000	5,793,098
Thermo Fisher Scientific Inc.
2.05%, 02/21/14	8,350,000	8,592,026

		36,759,996

ENVIRONMENTAL CONTROL – 0.05%
Waste Management Inc.
6.38%, 11/15/12	3,800,000	4,044,183

		4,044,183

FOOD – 2.12%
Campbell Soup Co.
5.00%, 12/03/12	5,550,000	5,847,906
Delhaize Group SA
5.88%, 02/01/14	4,000,000	4,387,459
General Mills Inc.
1.55%, 05/16/14	1,800,000	1,825,777

Security	Principal	Value
5.25%, 08/15/13	$11,250,000	$12,185,519
5.65%, 09/10/12[a]	7,750,000	8,137,192
H.J. Heinz Co.
5.35%, 07/15/13	930,000	1,006,692
Hershey Co. (The)
5.00%, 04/01/13	4,500,000	4,796,906
Kellogg Co.
4.25%, 03/06/13	10,000,000	10,502,923
5.13%, 12/03/12	6,182,000	6,511,453
Kraft Foods Inc.
2.63%, 05/08/13	35,500,000	36,253,012
5.25%, 10/01/13	8,583,000	9,259,457
6.00%, 02/11/13	6,000,000	6,415,826
6.25%, 06/01/12	4,723,000	4,917,356
Kroger Co. (The)
5.00%, 04/15/13	400,000	424,356
5.50%, 02/01/13	5,500,000	5,839,372
6.20%, 06/15/12	1,500,000	1,559,979
6.75%, 04/15/12	2,800,000	2,892,814
7.50%, 01/15/14	9,955,000	11,414,115
Safeway Inc.
5.80%, 08/15/12	15,440,000	16,143,306
Sara Lee Corp.
3.88%, 06/15/13[a]	7,000,000	7,267,281
Tyson Foods Inc.
10.50%, 03/01/14	10,000,000	11,684,681
Unilever Capital Corp.
3.65%, 02/15/14[a]	8,000,000	8,530,574

		177,803,956

GAS – 0.20%
Atmos Energy Corp.
5.13%, 01/15/13	2,000,000	2,103,741
Sempra Energy
2.00%, 03/15/14	8,500,000	8,624,101
6.00%, 02/01/13	2,700,000	2,877,610
8.90%, 11/15/13[a]	3,000,000	3,430,406

		17,035,858

HEALTH CARE - PRODUCTS – 0.86%
Baxter International Inc.
1.80%, 03/15/13	5,000,000	5,080,344
Boston Scientific Corp.
5.45%, 06/15/14	10,000,000	10,814,131

18	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
Covidien International Finance SA
1.88%, 06/15/13	$10,500,000	$10,681,631
5.45%, 10/15/12	4,550,000	4,783,340
Johnson & Johnson
1.20%, 05/15/14[a]	6,800,000	6,916,233
3.80%, 05/15/13	10,000,000	10,560,078
5.15%, 08/15/12	6,250,000	6,532,981
Medtronic Inc.
4.50%, 03/15/14	5,500,000	5,986,816
St. Jude Medical Inc.
2.20%, 09/15/13	2,000,000	2,042,285
3.75%, 07/15/14	8,000,000	8,571,251

		71,969,090

HEALTH CARE - SERVICES – 0.47%
Laboratory Corp. of America Holdings
5.50%, 02/01/13	1,050,000	1,112,491
UnitedHealth Group Inc.
4.88%, 02/15/13[a]	19,722,000	20,794,665
4.88%, 04/01/13	1,820,000	1,924,638
5.50%, 11/15/12	2,850,000	3,005,107
WellPoint Health Networks Inc.
6.38%, 01/15/12	1,500,000	1,531,117
WellPoint Inc./Anthem Inc.
6.80%, 08/01/12	10,725,000	11,291,299

		39,659,317

HOME FURNISHINGS – 0.12%
Whirlpool Corp.
5.50%, 03/01/13[a]	5,500,000	5,808,432
Whirlpool Corp.
Series A
8.00%, 05/01/12[a]	4,050,000	4,229,095

		10,037,527

HOUSEHOLD PRODUCTS & WARES – 0.26%
Avery Dennison Corp.
4.88%, 01/15/13	1,750,000	1,836,071
Clorox Co.
5.00%, 03/01/13	8,400,000	8,739,129
5.45%, 10/15/12	4,400,000	4,602,817
Fortune Brands Inc.
3.00%, 06/01/12	3,100,000	3,141,081

Security	Principal	Value
Kimberly-Clark Corp.
5.00%, 08/15/13	$3,000,000	$3,250,239

		21,569,337

HOUSEWARES – 0.10%
Newell Rubbermaid Inc.
5.50%, 04/15/13	4,084,000	4,327,960
6.75%, 03/15/12	4,250,000	4,373,577

		8,701,537

INSURANCE – 2.27%
Aegon NV
4.75%, 06/01/13	9,500,000	9,897,039
Allstate Corp. (The)
5.00%, 08/15/14	5,004,000	5,476,105
American International Group Inc.
3.65%, 01/15/14[a]	5,000,000	4,998,441
4.25%, 05/15/13	9,688,000	9,839,376
Assurant Inc.
5.63%, 02/15/14	6,049,000	6,405,531
Berkshire Hathaway Finance Corp.
1.50%, 01/10/14[a]	3,150,000	3,182,004
2.13%, 02/11/13	14,000,000	14,235,849
4.50%, 01/15/13[a]	3,000,000	3,149,137
4.60%, 05/15/13[a]	15,300,000	16,175,954
4.63%, 10/15/13	7,500,000	8,036,944
5.00%, 08/15/13[a]	11,250,000	12,074,263
Berkshire Hathaway Inc.
5.13%, 09/15/12[a]	8,500,000	8,893,376
Lincoln National Corp.
5.65%, 08/27/12	3,750,000	3,907,946
Marsh & McLennan Companies Inc.
4.85%, 02/15/13[a]	4,500,000	4,689,796
MetLife Inc.
2.38%, 02/06/14[a]	13,500,000	13,679,698
5.00%, 11/24/13	5,000,000	5,359,776
5.38%, 12/15/12	4,700,000	4,937,844
Nationwide Financial Services Inc.
5.90%, 07/01/12	3,100,000	3,189,035
OneBeacon US Holdings Inc.
5.88%, 05/15/13	898,000	926,214
Principal Life Income Fundings Trust
5.30%, 12/14/12	5,250,000	5,527,415
5.30%, 04/24/13	5,000,000	5,316,532

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
Protective Life Secured Trust
5.45%, 09/28/12	$2,250,000	$2,345,683
Prudential Financial Inc.
4.50%, 07/15/13[a]	7,650,000	8,021,533
4.75%, 04/01/14	1,775,000	1,889,763
5.15%, 01/15/13	8,500,000	8,896,443
Prudential Financial Inc.
Series D
2.75%, 01/14/13[a]	4,000,000	4,056,691
3.63%, 09/17/12[a]	4,500,000	4,603,537
5.80%, 06/15/12	2,500,000	2,583,478
Travelers Companies Inc. (The)
5.38%, 06/15/12[a]	1,500,000	1,548,755
Travelers Property Casualty Corp.
5.00%, 03/15/13	5,750,000	6,059,702

		189,903,860

INTERNET – 0.18%
eBay Inc.
0.88%, 10/15/13[a]	4,650,000	4,652,649
Google Inc.
1.25%, 05/19/14[a]	10,500,000	10,680,059

		15,332,708

IRON & STEEL – 0.31%
ArcelorMittal SA
5.38%, 06/01/13	18,000,000	18,660,899
ArcelorMittal USA Inc.
6.50%, 04/15/14	2,000,000	2,135,393
Nucor Corp.
4.88%, 10/01/12[a]	3,000,000	3,126,659
5.00%, 12/01/12	1,780,000	1,872,829

		25,795,780

LODGING – 0.15%
Marriott International Inc.
4.63%, 06/15/12	2,250,000	2,303,863
Marriott International Inc.
Series J
5.63%, 02/15/13	10,000,000	10,422,221

		12,726,084

MACHINERY – 0.19%
Caterpillar Inc.
1.38%, 05/27/14	8,750,000	8,823,592
7.00%, 12/15/13	5,000,000	5,665,142

Security	Principal	Value
Deere & Co.
6.95%, 04/25/14	$1,000,000	$1,153,424

		15,642,158

MACHINERY - DIVERSIFIED – 0.09%
Roper Industries Inc.
6.63%, 08/15/13[a]	6,500,000	7,155,789

		7,155,789

MANUFACTURING – 1.58%
3M Co.
4.65%, 12/15/12[a]	1,800,000	1,894,693
3M Co.
Series E
4.38%, 08/15/13	9,500,000	10,215,900
Cooper US Inc.
5.25%, 11/15/12	3,250,000	3,415,146
Danaher Corp.
1.30%, 06/23/14[a]	5,250,000	5,328,327
Eaton Corp.
4.90%, 05/15/13	3,000,000	3,197,442
General Electric Co.
5.00%, 02/01/13	60,000,000	63,194,527
Honeywell International Inc.
3.88%, 02/15/14	6,985,000	7,512,883
4.25%, 03/01/13	3,000,000	3,165,692
Illinois Tool Works Inc.
5.15%, 04/01/14	3,000,000	3,307,584
Ingersoll-Rand Global Holding Co. Ltd.
6.00%, 08/15/13[a]	9,000,000	9,796,203
9.50%, 04/15/14	2,000,000	2,380,549
ITT Corp.
4.90%, 05/01/14	3,000,000	3,285,225
Tyco Electronics Group SA
6.00%, 10/01/12	8,000,000	8,430,042
Tyco International Finance SA
6.00%, 11/15/13	7,000,000	7,713,237

		132,837,450

MEDIA – 2.01%
CBS Corp.
5.63%, 08/15/12	280,000	291,900
8.20%, 05/15/14[a]	7,000,000	8,120,000

20	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	$21,250,000	$23,568,489
Comcast Corp.
5.30%, 01/15/14[a]	14,000,000	15,316,724
COX Communications Inc.
4.63%, 06/01/13[a]	1,115,000	1,181,964
7.13%, 10/01/12	17,400,000	18,535,896
McGraw-Hill Companies Inc. (The)
5.38%, 11/15/12	3,900,000	4,075,269
NBCUniversal Media LLC
2.10%, 04/01/14	9,000,000	9,182,799
Reed Elsevier Capital Inc.
7.75%, 01/15/14	7,780,000	8,828,134
Thomson Reuters Corp.
5.95%, 07/15/13	8,500,000	9,154,893
Time Warner Cable Inc.
6.20%, 07/01/13	10,500,000	11,419,308
7.50%, 04/01/14	16,000,000	18,439,922
8.25%, 02/14/14	11,000,000	12,792,293
Time Warner Entertainment Co.
8.88%, 10/01/12	2,250,000	2,440,467
10.15%, 05/01/12	1,500,000	1,590,526
Turner Broadcasting System Inc.
8.38%, 07/01/13	4,460,000	4,999,481
Walt Disney Co. (The)
4.50%, 12/15/13	10,827,000	11,760,057
4.70%, 12/01/12	6,750,000	7,094,264

		168,792,386

MINING – 1.32%
Alcoa Inc.
6.00%, 07/15/13[a]	4,323,000	4,672,551
Barrick Gold Corp.
1.75%, 05/30/14[b]	7,800,000	7,912,904
Barrick Gold Finance Co.
6.13%, 09/15/13	3,500,000	3,857,528
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	18,000,000	19,128,499
5.50%, 04/01/14	5,000,000	5,570,655
8.50%, 12/01/12	1,000,000	1,094,262

Security	Principal	Value
Rio Tinto Alcan Inc.
4.50%, 05/15/13	$6,000,000	$6,328,180
4.88%, 09/15/12	7,000,000	7,279,779
Rio Tinto Finance (USA) Ltd.
5.88%, 07/15/13	5,500,000	5,958,718
8.95%, 05/01/14[a]	25,500,000	30,586,489
Teck Resources Ltd.
9.75%, 05/15/14[a]	3,000,000	3,590,488
WMC Finance USA Ltd.
5.13%, 05/15/13	7,500,000	8,028,690
Xstrata Canada Corp.
7.25%, 07/15/12[a]	2,535,000	2,659,790
7.35%, 06/05/12	3,850,000	4,019,415

		110,687,948

MULTI-NATIONAL – 11.01%
African Development Bank
1.63%, 02/11/13	10,500,000	10,680,493
1.75%, 10/01/12	8,000,000	8,113,190
Asian Development Bank
0.88%, 06/10/14	30,000,000	30,341,472
1.63%, 07/15/13	30,000,000	30,725,670
2.75%, 05/21/14[a]	8,000,000	8,474,433
4.50%, 09/04/12	3,000,000	3,123,065
Corporacion Andina de Fomento
6.88%, 03/15/12	5,250,000	5,398,507
European Bank for Reconstruction and Development
Series G
3.63%, 06/17/13[a]	12,250,000	12,944,429
European Investment Bank
1.13%, 08/15/14	21,000,000	21,316,321
1.25%, 02/14/14	55,500,000	56,517,975
1.50%, 05/15/14	82,500,000	84,562,780
1.63%, 03/15/13	67,200,000	68,493,109
1.75%, 09/14/12	41,000,000	41,554,058
1.88%, 06/17/13	32,300,000	33,141,066
2.38%, 03/14/14	20,500,000	21,446,756
2.88%, 03/15/13[a]	15,000,000	15,573,228
3.00%, 04/08/14[a]	35,000,000	37,212,791
3.13%, 06/04/14	35,000,000	37,403,226
3.25%, 05/15/13	16,000,000	16,778,474

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
European Investment Bank
Series E
4.25%, 07/15/13	$30,000,000	$32,139,543
European Investment Bank
Series G
1.25%, 09/17/13	38,000,000	38,617,777
Inter-American Development Bank
1.63%, 07/15/13	1,500,000	1,535,433
3.00%, 04/22/14	20,000,000	21,334,014
4.38%, 09/20/12	18,000,000	18,761,962
4.75%, 10/19/12	14,050,000	14,738,036
Inter-American Development Bank
Series G
1.75%, 10/22/12	24,800,000	25,192,634
3.50%, 03/15/13	23,000,000	24,117,082
International Bank for Reconstruction and Development
1.13%, 08/25/14	10,000,000	10,188,598
1.75%, 07/15/13	62,000,000	63,620,556
3.50%, 10/08/13	5,000,000	5,326,820
International Bank for Reconstruction and Development
Series G
3.63%, 05/21/13[a]	26,000,000	27,480,794
International Finance Corp.
0.85%, 01/27/14	10,000,000	10,037,566
3.50%, 05/15/13	16,500,000	17,375,638
International Finance Corp.
Series G
3.00%, 04/22/14	13,500,000	14,382,079
Korea Development Bank
5.30%, 01/17/13[a]	9,000,000	9,427,233
5.50%, 11/13/12[a]	5,000,000	5,231,044
5.75%, 09/10/13	2,000,000	2,152,334
8.00%, 01/23/14	18,000,000	20,401,264
Nordic Investment Bank
1.63%, 01/28/13	11,250,000	11,442,078
3.63%, 06/17/13	5,500,000	5,814,835

		923,118,363

Security	Principal	Value
OFFICE & BUSINESS EQUIPMENT – 0.26%
Pitney Bowes Inc.
3.88%, 06/15/13	$6,000,000	$6,212,934
4.63%, 10/01/12[a]	3,750,000	3,887,886
Xerox Corp.
8.25%, 05/15/14	9,880,000	11,551,479

		21,652,299

OIL & GAS – 3.61%
Anadarko Petroleum Corp.
7.63%, 03/15/14[a]	11,000,000	12,461,921
Apache Corp.
5.25%, 04/15/13	5,000,000	5,349,623
6.00%, 09/15/13	8,300,000	9,135,856
BP Capital Markets PLC
3.63%, 05/08/14	19,000,000	20,052,358
5.25%, 11/07/13	32,000,000	34,677,095
Canadian Natural Resources Ltd.
5.15%, 02/01/13	4,000,000	4,224,280
5.45%, 10/01/12	3,450,000	3,616,985
Chevron Corp.
3.95%, 03/03/14	26,000,000	27,951,936
ConocoPhillips
4.75%, 10/15/12	6,000,000	6,274,729
4.75%, 02/01/14	18,000,000	19,601,952
ConocoPhillips Australia Funding Co.
5.50%, 04/15/13	17,000,000	18,271,341
Devon Energy Corp.
5.63%, 01/15/14	4,000,000	4,421,375
EnCana Corp.
4.75%, 10/15/13	2,000,000	2,133,168
EnCana Holdings Finance Corp.
5.80%, 05/01/14	17,245,000	19,098,178
EOG Resources Inc.
6.13%, 10/01/13[a]	3,000,000	3,296,670
Hess Corp.
7.00%, 02/15/14	947,000	1,077,960
Husky Energy Inc.
5.90%, 06/15/14	10,500,000	11,661,757
6.25%, 06/15/12	2,000,000	2,078,330
Murphy Oil Corp.
6.38%, 05/01/12	1,750,000	1,805,612

22	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
Nabors Industries Inc.
5.38%, 08/15/12[a]	$2,250,000	$2,332,442
Noble Corp.
5.88%, 06/01/13	4,000,000	4,322,954
Occidental Petroleum Corp.
1.45%, 12/13/13[a]	8,800,000	8,919,559
Seariver Maritime Inc.
0.00%, 09/01/12	1,000,000	973,750
Shell International Finance BV
1.88%, 03/25/13[a]	26,950,000	27,498,666
4.00%, 03/21/14	25,000,000	26,945,288
Statoil ASA
2.90%, 10/15/14	5,000,000	5,297,238
3.88%, 04/15/14	3,000,000	3,233,807
Total Capital Canada Ltd.
1.63%, 01/28/14	6,450,000	6,579,388
Transocean Inc.
5.25%, 03/15/13[a]	7,000,000	7,343,255
Transocean Worldwide Inc.
5.00%, 02/15/13[a]	2,000,000	2,087,168

		302,724,641

OIL & GAS SERVICES – 0.07%
Weatherford International Ltd.
4.95%, 10/15/13	5,675,000	6,015,212

		6,015,212

PACKAGING & CONTAINERS – 0.10%
Packaging Corp. of America
5.75%, 08/01/13	7,850,000	8,332,304

		8,332,304

PHARMACEUTICALS – 3.04%
Abbott Laboratories
5.15%, 11/30/12	10,500,000	11,095,664
AmerisourceBergen Corp.
5.63%, 09/15/12[a]	5,750,000	6,012,012
AstraZeneca PLC
5.40%, 09/15/12	16,800,000	17,625,254
5.40%, 06/01/14	15,599,000	17,405,159
Bristol-Myers Squibb Co.
5.25%, 08/15/13	5,250,000	5,697,273
Cardinal Health Inc.
5.50%, 06/15/13	5,513,000	5,921,228

Security	Principal	Value
Eli Lilly and Co.
4.20%, 03/06/14	$5,500,000	$5,955,519
Express Scripts Inc.
6.25%, 06/15/14	10,250,000	11,451,493
GlaxoSmithKline Capital Inc.
4.38%, 04/15/14[a]	11,450,000	12,490,471
4.85%, 05/15/13	32,300,000	34,569,615
Medco Health Solutions Inc.
7.25%, 08/15/13	9,250,000	10,214,735
Merck & Co. Inc.
4.38%, 02/15/13[a]	10,750,000	11,337,564
Novartis Capital Corp.
1.90%, 04/24/13	21,000,000	21,447,522
4.13%, 02/10/14	22,500,000	24,298,191
Pfizer Inc.
4.50%, 02/15/14[a]	3,000,000	3,256,921
Sanofi-Aventis SA
1.63%, 03/28/14	10,900,000	11,111,196
Schering-Plough Corp./Merck & Co. Inc.
5.30%, 12/01/13	9,630,000	10,583,408
Teva Pharmaceutical Finance III BV
1.70%, 03/21/14	6,050,000	6,127,048
Wyeth
5.50%, 02/01/14	25,595,000	28,362,483

		254,962,756

PIPELINES – 0.97%
CenterPoint Energy Resources Corp.
Series B
7.88%, 04/01/13	12,300,000	13,563,572
Enbridge Inc.
4.90%, 03/01/15	1,500,000	1,644,592
Energy Transfer Partners LP
5.65%, 08/01/12	5,750,000	5,971,850
6.00%, 07/01/13	3,510,000	3,758,246
8.50%, 04/15/14	3,600,000	4,153,468
Enterprise Products Operating LLC
4.60%, 08/01/12	5,250,000	5,417,198
9.75%, 01/31/14	4,000,000	4,715,140
Enterprise Products Operating LLC
Series C
6.38%, 02/01/13	3,750,000	3,999,887

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
Enterprise Products Operating LLC
Series M
5.65%, 04/01/13	$10,000,000	$10,614,696
Kinder Morgan Energy Partners LP
5.00%, 12/15/13	3,500,000	3,762,402
5.85%, 09/15/12	4,874,000	5,109,983
NuStar Pipeline Operating Partnership LP
5.88%, 06/01/13	4,500,000	4,766,407
7.75%, 02/15/12	2,015,000	2,067,853
ONEOK Partners LP
5.90%, 04/01/12	3,700,000	3,800,585
Plains All American Pipeline LP
4.25%, 09/01/12	5,450,000	5,601,079
Transcontinental Gas Pipe Line Corp.
Series B
8.88%, 07/15/12	2,000,000	2,130,706

		81,077,664

REAL ESTATE – 0.06%
Prologis LP
5.50%, 04/01/12	1,500,000	1,515,015
5.50%, 03/01/13	3,000,000	3,099,084

		4,614,099

REAL ESTATE INVESTMENT TRUSTS – 0.51%
Boston Properties LP
6.25%, 01/15/13	2,554,000	2,715,528
Duke Realty LP
6.25%, 05/15/13	5,367,000	5,636,494
ERP Operating LP
5.20%, 04/01/13	4,000,000	4,182,598
6.63%, 03/15/12	2,875,000	2,955,526
HCP Inc.
2.70%, 02/01/14[a]	6,550,000	6,517,665
6.45%, 06/25/12[a]	3,675,000	3,807,248
Health Care Property Investors Inc.
5.65%, 12/15/13	1,300,000	1,362,417
Hospitality Properties Trust
6.75%, 02/15/13	2,000,000	2,095,842
Nationwide Health Properties Inc.
6.25%, 02/01/13[a]	9,750,000	10,214,042

Security	Principal	Value
Simon Property Group LP
6.75%, 05/15/14[a]	$3,000,000	$3,410,617

		42,897,977

RETAIL – 2.17%
AutoZone Inc.
5.88%, 10/15/12	3,000,000	3,155,901
6.50%, 01/15/14[a]	2,500,000	2,789,414
Best Buy Co. Inc.
6.75%, 07/15/13	4,500,000	4,882,239
CVS Caremark Corp.
6.30%, 06/01/12[c]	9,050,000	8,823,750
Darden Restaurants Inc.
5.63%, 10/15/12	3,250,000	3,409,864
Home Depot Inc. (The)
5.25%, 12/16/13	12,600,000	13,690,676
Lowe’s Companies Inc.
5.60%, 09/15/12	7,500,000	7,883,922
Macy’s Retail Holdings Inc.
5.75%, 07/15/14	5,000,000	5,452,966
McDonald’s Corp.
4.30%, 03/01/13[a]	6,000,000	6,340,504
Staples Inc.
9.75%, 01/15/14	27,839,000	32,803,206
Target Corp.
1.13%, 07/18/14	4,070,000	4,100,328
4.00%, 06/15/13	3,000,000	3,175,788
Wal-Mart Stores Inc.
0.75%, 10/25/13[a]	8,500,000	8,522,141
1.63%, 04/15/14[a]	13,500,000	13,837,215
3.20%, 05/15/14[a]	11,500,000	12,249,149
4.25%, 04/15/13	12,330,000	13,055,836
4.55%, 05/01/13	15,081,000	16,080,914
7.25%, 06/01/13	1,000,000	1,112,262
Walgreen Co.
4.88%, 08/01/13	17,000,000	18,349,580
Yum! Brands Inc.
7.70%, 07/01/12	2,250,000	2,368,370

		182,084,025

SAVINGS & LOANS – 0.04%
Golden West Financial Corp.
4.75%, 10/01/12	3,000,000	3,119,306

		3,119,306

24	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
SEMICONDUCTORS – 0.33%
Broadcom Corp.
1.50%, 11/01/13[b]	$5,340,000	$5,374,389
Maxim Integrated Products Inc.
3.45%, 06/14/13	3,600,000	3,713,671
Texas Instruments Inc.
0.88%, 05/15/13	5,000,000	5,014,990
1.38%, 05/15/14	13,800,000	13,970,159

		28,073,209

SOFTWARE – 0.86%
Microsoft Corp.
0.88%, 09/27/13	11,000,000	11,074,058
2.95%, 06/01/14[a]	22,000,000	23,338,040
Oracle Corp.
3.75%, 07/08/14	20,072,000	21,701,628
4.95%, 04/15/13	15,000,000	16,039,608

		72,153,334

TELECOMMUNICATIONS – 5.27%
Alltel Corp.
7.00%, 07/01/12	9,725,000	10,208,401
America Movil SAB de CV
5.50%, 03/01/14	6,000,000	6,623,771
AT&T Inc.
4.85%, 02/15/14[a]	13,500,000	14,565,004
4.95%, 01/15/13	29,000,000	30,455,814
5.88%, 08/15/12	6,500,000	6,812,218
6.70%, 11/15/13	25,250,000	28,088,595
BellSouth Corp.
4.75%, 11/15/12	6,600,000	6,904,092
British Telecom PLC
5.15%, 01/15/13[a]	8,250,000	8,692,334
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	39,615,000	43,594,870
7.38%, 11/15/13	14,774,000	16,702,222
CenturyLink Inc.
7.88%, 08/15/12	1,557,000	1,633,265
Cisco Systems Inc.
1.63%, 03/14/14[a]	22,000,000	22,419,921
Deutsche Telekom International Finance BV
4.88%, 07/08/14	7,683,000	8,334,142

Security	Principal	Value
5.25%, 07/22/13	$15,535,000	$16,617,941
5.88%, 08/20/13[a]	7,500,000	8,111,845
Embarq Corp.
6.74%, 06/01/13[a]	5,550,000	5,862,000
France Telecom SA
4.38%, 07/08/14	15,000,000	16,063,694
Motorola Inc.
5.38%, 11/15/12	3,750,000	3,930,000
Qwest Communications International Inc.
Series B
7.50%, 02/15/14	5,000,000	5,000,000
Rogers Communications Inc.
5.50%, 03/15/14	10,712,000	11,828,437
Rogers Wireless Inc.
6.38%, 03/01/14	7,000,000	7,868,768
Telecom Italia Capital SA
5.25%, 11/15/13	12,940,000	12,952,856
6.18%, 06/18/14[a]	13,000,000	13,286,666
Telefonica Emisiones SAU
2.58%, 04/26/13[a]	14,000,000	13,817,616
5.86%, 02/04/13	7,000,000	7,237,087
Verizon Communications Inc.
1.95%, 03/28/14	15,000,000	15,356,512
4.35%, 02/15/13[a]	9,500,000	9,966,086
5.25%, 04/15/13	25,640,000	27,411,314
7.38%, 09/01/12	12,250,000	13,038,149
Verizon Virginia Inc.
Series A
4.63%, 03/15/13	15,000,000	15,781,481
Vodafone Group PLC
4.15%, 06/10/14[a]	15,500,000	16,760,683
5.00%, 12/16/13[a]	14,750,000	15,996,260

		441,922,044

TOYS, GAMES & HOBBIES – 0.06%
Mattel Inc.
5.63%, 03/15/13	5,000,000	5,316,692

		5,316,692

TRANSPORTATION – 1.08%
Burlington Northern Santa Fe Corp.
5.90%, 07/01/12	3,200,000	3,327,741
7.00%, 02/01/14	11,516,000	13,083,624

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
Canadian National Railway Co.
4.40%, 03/15/13	$4,956,000	$5,236,348
4.95%, 01/15/14	1,500,000	1,643,649
CSX Corp.
5.50%, 08/01/13	9,750,000	10,552,059
5.75%, 03/15/13	750,000	802,617
Ryder System Inc.
5.85%, 03/01/14	9,000,000	9,895,876
Union Pacific Corp.
5.45%, 01/31/13	12,575,000	13,379,196
United Parcel Service Inc.
3.88%, 04/01/14	14,000,000	15,131,265
4.50%, 01/15/13	16,500,000	17,355,171

		90,407,546

TRUCKING & LEASING – 0.08%
GATX Corp.
4.75%, 10/01/12	6,125,000	6,324,752

		6,324,752

WATER – 0.07%
Veolia Environnement
5.25%, 06/03/13	5,650,000	5,980,378

		5,980,378

TOTAL CORPORATE BONDS & NOTES
(Cost: $7,736,720,433)		7,810,116,482

FOREIGN GOVERNMENT BONDS & NOTES[e] – 5.41%

BRAZIL – 0.21%
Brazil (Federative Republic of)
10.25%, 06/17/13	10,000,000	11,650,000
10.50%, 07/14/14	5,000,000	6,307,500

		17,957,500

CANADA – 2.29%
Export Development Canada
1.50%, 05/15/14[a]	10,000,000	10,285,456
1.75%, 09/24/12	18,000,000	18,251,901
3.50%, 05/16/13	12,000,000	12,648,385
4.50%, 10/25/12[a]	6,450,000	6,753,373
Financement Quebec
5.00%, 10/25/12	4,000,000	4,198,240

Security	Principal	Value
Hydro-Quebec
Series IF
8.00%, 02/01/13	$8,000,000	$8,812,130
Manitoba (Province of)
2.13%, 04/22/13	8,500,000	8,749,464
Ontario (Province of)
1.38%, 01/27/14	34,000,000	34,572,336
1.88%, 11/19/12	28,500,000	29,008,121
3.50%, 07/15/13[a]	15,000,000	15,828,717
4.10%, 06/16/14	33,000,000	36,031,327
4.38%, 02/15/13[a]	4,000,000	4,223,010
Saskatchewan (Province of)
8.00%, 02/01/13	2,800,000	3,079,281

		192,441,741

CHILE – 0.15%
Chile (Republic of)
5.50%, 01/15/13	12,000,000	12,710,281

		12,710,281

COLOMBIA – 0.07%
Colombia (Republic of)
10.75%, 01/15/13	5,000,000	5,602,500

		5,602,500

ISRAEL – 0.04%
Israel (State of)
5.13%, 03/01/14[a]	3,000,000	3,255,000

		3,255,000

ITALY – 0.83%
Italy (Republic of)
2.13%, 10/05/12	24,000,000	23,850,742
2.13%, 09/16/13	15,000,000	14,745,367
4.38%, 06/15/13[a]	30,000,000	30,724,227

		69,320,336

JAPAN – 0.54%
Japan Finance Corp.
2.13%, 11/05/12	34,000,000	34,630,652
4.25%, 06/18/13[a]	10,000,000	10,662,551

		45,293,203

MEXICO – 0.55%
United Mexican States
5.88%, 01/15/14[a]	11,000,000	12,078,000
5.88%, 02/17/14	16,500,000	18,108,750

26	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
6.38%, 01/16/13	$12,000,000	$12,786,001
7.50%, 01/14/12	2,850,000	2,916,975

		45,889,726

PERU – 0.03%
Peru (Republic of)
9.13%, 02/21/12	2,200,000	2,261,600

		2,261,600

POLAND – 0.29%
Poland (Republic of)
5.25%, 01/15/14	10,000,000	10,738,000
6.25%, 07/03/12	12,800,000	13,360,000

		24,098,000

SOUTH AFRICA – 0.09%
South Africa (Republic of)
7.38%, 04/25/12	7,250,000	7,525,500

		7,525,500

SOUTH KOREA – 0.32%
Korea (Republic of)
4.25%, 06/01/13[a]	10,000,000	10,456,242
4.88%, 09/22/14[a]	15,000,000	16,252,226

		26,708,468

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $448,461,243)		453,063,855

MUNICIPAL DEBT OBLIGATIONS – 0.17%

ILLINOIS – 0.14%
State of Illinois GO
3.32%, 01/01/13	9,000,000	9,168,030
4.07%, 01/01/14	2,500,000	2,585,050

		11,753,080

PUERTO RICO – 0.02%
Government Development Bank for Puerto Rico RB Miscellaneous Revenue
Series B
3.67%, 05/01/14	1,500,000	1,526,175

		1,526,175

Security	Shares or Principal	Value
WISCONSIN – 0.01%
State of Wisconsin RB General Fund
Series A
4.80%,
05/01/13 (AGM)	$1,000,000	$1,061,950

		1,061,950

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $14,099,515)		14,341,205

SHORT-TERM INVESTMENTS – 5.78%

MONEY MARKET FUNDS – 5.78%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[d,f,g]	393,257,057	393,257,057
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[d,f,g]	52,988,260	52,988,260
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,f]	38,100,486	38,100,486

		484,345,803

TOTAL SHORT-TERM INVESTMENTS
(Cost: $484,345,803)		484,345,803

TOTAL INVESTMENTS IN SECURITIES – 104.53%
(Cost: $8,683,626,994)		8,761,867,345

Other Assets, Less Liabilities – (4.53)%		(379,220,967)

NET ASSETS – 100.00%		$8,382,646,378

GO – General Obligation

RB – Revenue Bond

Insured by:

AGM – Assured Guaranty Municipal Corp.

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Affiliated issuer. See Note 2.
[e]	Investments are denominated in U.S. dollars.
f	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
CORPORATE BONDS & NOTES – 91.71%

ADVERTISING – 0.08%
Interpublic Group of Companies Inc. (The)
10.00%, 07/15/17	$1,000,000	$1,152,500
Omnicom Group Inc.
4.45%, 08/15/20	800,000	819,595
6.25%, 07/15/19	1,000,000	1,163,824

		3,135,919

AEROSPACE & DEFENSE – 0.95%
Boeing Co. (The)
1.88%, 11/20/12	4,000,000	4,059,515
4.88%, 02/15/20	1,250,000	1,411,931
6.00%, 03/15/19	2,550,000	3,078,001
Embraer Overseas Ltd.
6.38%, 01/15/20	1,750,000	1,903,177
General Dynamics Corp.
2.25%, 07/15/16	650,000	671,181
3.88%, 07/15/21[a]	500,000	534,044
4.25%, 05/15/13	2,500,000	2,650,722
5.25%, 02/01/14	1,174,000	1,295,433
Goodrich Corp.
3.60%, 02/01/21[a]	1,500,000	1,509,525
L-3 Communications Corp.
4.75%, 07/15/20	750,000	770,744
4.95%, 02/15/21	1,100,000	1,140,338
5.20%, 10/15/19	1,300,000	1,391,398
Lockheed Martin Corp.
4.25%, 11/15/19	1,250,000	1,356,234
Northrop Grumman Corp.
3.70%, 08/01/14	2,500,000	2,670,234
Raytheon Co.
4.40%, 02/15/20	2,550,000	2,751,569
6.40%, 12/15/18	500,000	604,345
Rockwell Collins Inc.
5.25%, 07/15/19	200,000	228,775
United Technologies Corp.
4.50%, 04/15/20	1,500,000	1,661,376
4.88%, 05/01/15	4,200,000	4,759,636
6.13%, 02/01/19	1,711,000	2,087,029

		36,535,207

Security	Principal	Value
AGRICULTURE – 1.18%
Altria Group Inc.
4.13%, 09/11/15	$1,000,000	$1,067,719
4.75%, 05/05/21	4,409,000	4,539,843
8.50%, 11/10/13	2,850,000	3,271,901
9.25%, 08/06/19	2,625,000	3,444,699
9.70%, 11/10/18	3,555,000	4,713,178
Archer-Daniels-Midland Co.
4.48%, 03/01/21[a]	2,000,000	2,221,990
5.45%, 03/15/18	750,000	881,711
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	350,000	366,936
5.35%, 04/15/14	2,875,000	3,084,476
8.50%, 06/15/19	900,000	1,109,569
Lorillard Tobacco Co.
3.50%, 08/04/16	150,000	150,315
6.88%, 05/01/20[a]	2,500,000	2,757,777
8.13%, 06/23/19	800,000	953,093
Philip Morris International Inc.
2.50%, 05/16/16[a]	1,700,000	1,749,369
4.13%, 05/17/21	1,000,000	1,057,803
4.50%, 03/26/20	1,750,000	1,902,891
4.88%, 05/16/13	2,450,000	2,610,470
5.65%, 05/16/18	3,333,000	3,928,006
Reynolds American Inc.
6.75%, 06/15/17	1,322,000	1,552,647
7.25%, 06/01/13	1,950,000	2,137,612
7.63%, 06/01/16	1,500,000	1,804,696

		45,306,701

AIRLINES – 0.20%
American Airlines Inc. 2011-1 Pass Through Trust Class A
5.25%, 01/31/21[a]	399,409	361,465
Continental Airlines Inc. 2010-1 Pass Through Trust Class A
4.75%, 01/12/21[a]	200,000	189,000
Delta Air Lines Inc. 2010-1A Pass Through Trust Class A
6.20%, 07/02/18[a]	1,886,531	1,905,396
Southwest Airlines Co.
5.75%, 12/15/16[a]	2,000,000	2,215,156

28	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
United Airlines Inc. 2009-1 Pass Through Trust
10.40%, 05/01/18[a]	$2,727,362	$2,931,914

		7,602,931

APPAREL – 0.02%
VF Corp.
3.50%, 09/01/21	600,000	605,048

		605,048

AUTO MANUFACTURERS – 0.10%
Daimler Finance North America LLC
6.50%, 11/15/13	3,333,000	3,691,750

		3,691,750

AUTO PARTS & EQUIPMENT – 0.11%
BorgWarner Inc.
4.63%, 09/15/20	600,000	631,929
Johnson Controls Inc.
4.25%, 03/01/21	1,000,000	1,042,096
5.50%, 01/15/16[a]	2,200,000	2,481,138

		4,155,163

BANKS – 23.61%
Abbey National Treasury Services PLC
4.00%, 04/27/16	1,250,000	1,181,057
American Express Bank FSB
5.55%, 10/17/12	5,004,000	5,238,483
6.00%, 09/13/17	750,000	857,626
American Express Centurion Bank
6.00%, 09/13/17	1,250,000	1,429,376
Bank of America Corp.
3.63%, 03/17/16	3,750,000	3,661,158
3.70%, 09/01/15	5,500,000	5,439,012
3.75%, 07/12/16	1,200,000	1,186,670
4.50%, 04/01/15	6,000,000	5,892,293
4.88%, 01/15/13	4,970,000	5,047,375
4.90%, 05/01/13	2,000,000	2,046,560
5.00%, 05/13/21	4,350,000	4,277,571
5.42%, 03/15/17	2,000,000	1,950,289
5.49%, 03/15/19	3,000,000	2,869,708
5.63%, 07/01/20	3,250,000	3,296,028
5.65%, 05/01/18	4,975,000	5,093,772
5.75%, 12/01/17	5,500,000	5,717,780
6.50%, 08/01/16	2,250,000	2,420,455

Security	Principal	Value
7.38%, 05/15/14	$5,000,000	$5,386,642
7.63%, 06/01/19	2,750,000	3,101,449
Bank of America N.A.
5.30%, 03/15/17	2,500,000	2,441,113
6.10%, 06/15/17	5,850,000	6,035,235
Bank of Montreal
1.75%, 04/29/14[a]	2,000,000	2,035,976
2.13%, 06/28/13	1,000,000	1,023,076
Bank of New York Mellon Corp. (The)
2.95%, 06/18/15[a]	1,000,000	1,053,209
3.10%, 01/15/15	500,000	527,851
4.15%, 02/01/21	1,000,000	1,054,209
4.30%, 05/15/14	6,750,000	7,331,227
4.60%, 01/15/20	925,000	1,014,442
4.95%, 11/01/12	3,333,000	3,501,369
5.45%, 05/15/19	1,500,000	1,715,584
Bank of Nova Scotia
2.25%, 01/22/13	2,000,000	2,040,110
2.90%, 03/29/16	2,000,000	2,087,026
3.40%, 01/22/15	6,000,000	6,344,329
4.38%, 01/13/21	650,000	691,328
Barclays Bank PLC
2.38%, 01/13/14[a]	2,000,000	1,977,811
2.50%, 01/23/13	3,900,000	3,902,726
5.00%, 09/22/16	2,000,000	2,044,484
5.13%, 01/08/20	5,250,000	5,233,811
5.14%, 10/14/20	1,000,000	909,383
5.20%, 07/10/14	5,050,000	5,286,623
5.45%, 09/12/12	2,400,000	2,480,332
6.75%, 05/22/19	1,750,000	1,918,261
BB&T Corp.
2.05%, 04/28/14	2,000,000	2,027,893
3.20%, 03/15/16[a]	750,000	762,609
3.85%, 07/27/12	1,000,000	1,027,077
5.20%, 12/23/15	2,137,000	2,352,710
5.25%, 11/01/19	2,100,000	2,285,822
5.70%, 04/30/14	2,700,000	2,990,310
BBVA U.S. Senior SA Unipersonal
3.25%, 05/16/14	1,500,000	1,450,310
BNP Paribas SA
2.13%, 12/21/12	1,550,000	1,528,872
3.25%, 03/11/15	1,000,000	988,404

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
3.60%, 02/23/16	$1,500,000	$1,493,683
5.00%, 01/15/21[a]	6,500,000	6,636,249
Canadian Imperial Bank of Commerce
1.45%, 09/13/13	1,500,000	1,507,575
2.35%, 12/11/15	1,700,000	1,734,588
Capital One Bank (USA) N.A.
8.80%, 07/15/19	2,500,000	3,089,716
Capital One Financial Corp.
2.13%, 07/15/14	3,000,000	2,984,431
3.15%, 07/15/16[a]	650,000	648,452
4.75%, 07/15/21	500,000	501,154
6.15%, 09/01/16	1,750,000	1,881,833
6.75%, 09/15/17	2,000,000	2,286,364
7.38%, 05/23/14	1,900,000	2,139,318
China Development Bank
5.00%, 10/15/15	1,000,000	1,109,627
Citigroup Inc.
3.95%, 06/15/16	6,000,000	6,117,902
5.00%, 09/15/14	3,760,000	3,832,826
5.30%, 10/17/12	4,000,000	4,139,644
5.30%, 01/07/16	4,100,000	4,352,219
5.50%, 04/11/13	10,006,000	10,388,570
5.50%, 10/15/14	2,000,000	2,134,807
5.50%, 02/15/17	2,250,000	2,313,587
5.63%, 08/27/12	4,500,000	4,592,229
6.00%, 12/13/13	2,000,000	2,122,355
6.00%, 08/15/17	1,000,000	1,074,729
6.01%, 01/15/15	4,000,000	4,309,659
6.13%, 11/21/17	10,160,000	10,959,228
6.13%, 05/15/18	6,450,000	7,003,795
6.38%, 08/12/14	4,750,000	5,155,170
6.50%, 08/19/13	2,500,000	2,661,037
8.50%, 05/22/19	5,250,000	6,426,254
Comerica Bank
5.20%, 08/22/17	2,700,000	2,937,512
Credit Suisse New York
2.20%, 01/14/14	3,000,000	2,999,108
3.45%, 07/02/12	2,000,000	2,041,430
3.50%, 03/23/15	2,500,000	2,541,653
4.38%, 08/05/20	1,750,000	1,700,174
5.00%, 05/15/13	4,000,000	4,193,375
5.30%, 08/13/19	1,500,000	1,537,097

Security	Principal	Value
5.40%, 01/14/20	$4,000,000	$3,981,138
5.50%, 05/01/14	5,500,000	5,928,442
6.00%, 02/15/18	2,000,000	2,095,668
Deutsche Bank AG London
2.38%, 01/11/13	2,000,000	2,003,365
3.25%, 01/11/16	1,000,000	1,001,883
3.45%, 03/30/15	3,950,000	4,016,205
3.88%, 08/18/14	2,500,000	2,582,214
4.88%, 05/20/13	3,900,000	4,054,947
5.38%, 10/12/12	4,000,000	4,175,162
6.00%, 09/01/17	3,504,000	3,923,548
Discover Bank
7.00%, 04/15/20	500,000	541,275
8.70%, 11/18/19	1,000,000	1,189,399
Export-Import Bank of Korea (The)
5.13%, 06/29/20	2,450,000	2,598,890
5.50%, 10/17/12	2,550,000	2,657,885
5.88%, 01/14/15	1,000,000	1,098,500
8.13%, 01/21/14	4,650,000	5,276,535
Fifth Third Bancorp
3.63%, 01/25/16	1,700,000	1,722,223
4.50%, 06/01/18[a]	500,000	502,284
5.45%, 01/15/17	1,300,000	1,390,073
6.25%, 05/01/13	1,500,000	1,605,274
Fifth Third Capital Trust IV
6.50%, 04/15/17[b]	500,000	457,500
First Horizon National Corp.
5.38%, 12/15/15	1,000,000	1,069,790
Goldman Sachs Group Inc. (The)
3.63%, 02/07/16	8,790,000	8,762,121
3.70%, 08/01/15	5,000,000	4,927,687
5.00%, 10/01/14	6,692,000	7,020,245
5.13%, 01/15/15	6,500,000	6,717,308
5.15%, 01/15/14	1,950,000	2,046,956
5.25%, 10/15/13	5,700,000	5,961,855
5.35%, 01/15/16	2,250,000	2,361,167
5.38%, 03/15/20	3,650,000	3,688,510
5.45%, 11/01/12	750,000	780,576
5.63%, 01/15/17	3,500,000	3,560,059
5.70%, 09/01/12	1,150,000	1,194,862
5.75%, 10/01/16[a]	4,250,000	4,498,162
5.95%, 01/18/18	2,750,000	2,918,790
6.00%, 05/01/14	3,700,000	3,941,858

30	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
6.00%, 06/15/20	$4,000,000	$4,217,339
6.15%, 04/01/18	10,206,000	10,757,626
HSBC Bank (USA) N.A.
4.63%, 04/01/14	2,500,000	2,624,849
HSBC Holdings PLC
5.10%, 04/05/21	3,000,000	3,170,033
5.25%, 12/12/12	1,711,000	1,754,627
ICICI Bank Ltd.
6.63%, 10/03/12[c]	1,500,000	1,548,815
JPMorgan Chase & Co.
2.60%, 01/15/16	4,250,000	4,240,732
3.15%, 07/05/16	9,300,000	9,495,919
3.45%, 03/01/16	2,500,000	2,575,442
3.70%, 01/20/15	4,000,000	4,147,877
4.25%, 10/15/20	1,000,000	1,009,769
4.35%, 08/15/21	1,500,000	1,552,714
4.40%, 07/22/20	5,300,000	5,389,623
4.63%, 05/10/21	500,000	519,984
4.65%, 06/01/14	3,450,000	3,673,062
4.75%, 05/01/13	6,000,000	6,314,803
4.95%, 03/25/20	2,000,000	2,126,179
5.13%, 09/15/14	1,500,000	1,589,105
5.15%, 10/01/15	5,720,000	5,997,701
5.38%, 10/01/12	2,250,000	2,354,586
5.75%, 01/02/13	3,792,000	3,988,874
6.00%, 01/15/18	7,050,000	7,869,452
6.30%, 04/23/19	4,750,000	5,456,447
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	6,341,000	7,036,616
KeyBank N.A.
5.45%, 03/03/16	1,536,000	1,686,508
5.70%, 08/15/12	1,350,000	1,400,625
KeyCorp
3.75%, 08/13/15	2,800,000	2,952,139
5.10%, 03/24/21	450,000	461,286
KfW
1.25%, 06/15/12	2,000,000	2,013,184
1.25%, 10/26/15	2,000,000	2,022,283
1.38%, 07/15/13	3,750,000	3,816,188
1.38%, 01/13/14	5,500,000	5,613,953
1.50%, 04/04/14[a]	4,250,000	4,358,522
1.88%, 01/14/13	9,300,000	9,484,808
2.00%, 06/01/16	9,750,000	10,134,221

Security	Principal	Value
2.38%, 08/25/21	$3,000,000	$2,945,167
2.63%, 03/03/15[a]	5,100,000	5,421,963
2.63%, 02/16/16[a]	3,000,000	3,201,293
2.75%, 10/21/14[a]	2,500,000	2,665,665
2.75%, 09/08/20	750,000	769,780
3.25%, 03/15/13	6,750,000	7,043,497
3.50%, 05/16/13	6,500,000	6,835,217
3.50%, 03/10/14	9,350,000	10,038,619
4.00%, 01/27/20[a]	3,500,000	3,960,449
4.50%, 07/16/18	6,047,000	7,064,934
4.88%, 01/17/17	6,000,000	7,059,595
4.88%, 06/17/19	3,000,000	3,598,106
KfW
Series G
4.38%, 03/15/18	13,050,000	15,103,113
Landeskreditbank Baden- Wuerttemberg – Foerderbank
4.88%, 01/13/12[a]	1,200,000	1,218,443
Landwirtschaftliche Rentenbank
2.13%, 07/15/16[a]	3,000,000	3,120,322
2.50%, 02/15/16[a]	2,000,000	2,116,110
3.13%, 07/15/15	10,500,000	11,330,426
Landwirtschaftliche Rentenbank
Series G
5.00%, 11/08/16	6,010,000	7,065,922
Lloyds TSB Bank PLC
4.88%, 01/21/16	3,700,000	3,674,204
6.38%, 01/21/21	2,600,000	2,665,273
Manufacturers and Traders Trust Co.
6.63%, 12/04/17[a]	1,000,000	1,180,191
Morgan Stanley
3.80%, 04/29/16	7,900,000	7,749,855
4.10%, 01/26/15	2,500,000	2,480,127
4.20%, 11/20/14	1,500,000	1,531,069
4.75%, 04/01/14	5,343,000	5,464,968
5.30%, 03/01/13	7,350,000	7,629,326
5.38%, 10/15/15	1,625,000	1,680,786
5.45%, 01/09/17	4,000,000	4,073,469
5.50%, 01/26/20	3,200,000	3,195,573
5.50%, 07/24/20	3,450,000	3,445,010
5.50%, 07/28/21	500,000	506,838
5.63%, 09/23/19	3,750,000	3,775,208

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
5.75%, 10/18/16	$2,325,000	$2,434,705
5.75%, 01/25/21	2,000,000	2,033,272
5.95%, 12/28/17	3,950,000	4,107,017
6.00%, 05/13/14	6,000,000	6,357,066
6.00%, 04/28/15	7,000,000	7,361,437
6.63%, 04/01/18	6,733,000	7,253,993
7.30%, 05/13/19	4,600,000	5,107,488
Morgan Stanley
Series F
5.55%, 04/27/17	2,000,000	2,043,316
National City Corp.
4.90%, 01/15/15	1,322,000	1,441,746
Northern Trust Corp.
3.38%, 08/23/21	650,000	650,273
3.45%, 11/04/20	650,000	661,779
4.63%, 05/01/14	1,000,000	1,094,796
Oesterreichische Kontrollbank AG
1.38%, 01/21/14	1,500,000	1,528,028
4.75%, 10/16/12	3,333,000	3,491,070
4.88%, 02/16/16[a]	4,250,000	4,919,927
5.00%, 04/25/17	1,800,000	2,127,041
PNC Funding Corp.
4.25%, 09/21/15[d]	750,000	810,765
4.38%, 08/11/20[d]	2,000,000	2,114,476
5.13%, 02/08/20[d]	1,500,000	1,657,088
5.25%, 11/15/15[d]	2,337,000	2,596,620
5.40%, 06/10/14[d]	3,000,000	3,315,698
5.63%, 02/01/17[d]	1,750,000	1,913,675
Rabobank Nederland
2.13%, 10/13/15	500,000	503,386
4.50%, 01/11/21	5,250,000	5,635,462
Royal Bank of Canada
1.13%, 01/15/14	1,000,000	1,006,150
2.10%, 07/29/13	1,000,000	1,025,608
2.63%, 12/15/15	6,000,000	6,240,492
Royal Bank of Canada New York
2.25%, 03/15/13	500,000	508,250
Royal Bank of Scotland Group PLC
3.40%, 08/23/13	1,450,000	1,444,563
3.95%, 09/21/15	3,850,000	3,723,350
4.38%, 03/16/16	3,300,000	3,229,787
4.88%, 03/16/15	2,250,000	2,258,820
5.00%, 10/01/14	1,833,000	1,766,442

Security	Principal	Value
5.05%, 01/08/15[a]	$2,500,000	$2,395,561
6.13%, 01/11/21[a]	4,700,000	4,853,315
6.40%, 10/21/19	1,000,000	980,087
Sovereign Bank
5.13%, 03/15/13	1,250,000	1,262,433
8.75%, 05/30/18	250,000	291,876
State Street Corp.
2.88%, 03/07/16	2,300,000	2,391,271
4.30%, 05/30/14	1,500,000	1,626,864
4.38%, 03/07/21	1,300,000	1,400,128
4.96%, 03/15/18	500,000	537,397
5.25%, 10/15/18	1,000,000	1,121,490
SunTrust Bank
6.00%, 09/11/17	750,000	853,154
7.25%, 03/15/18	500,000	585,777
SunTrust Banks Inc.
3.60%, 04/15/16	1,600,000	1,644,388
Svenska Handelsbanken AB
3.13%, 07/12/16	2,000,000	2,015,456
Swedish Export Credit Corp.
3.25%, 09/16/14	1,500,000	1,605,858
Toronto-Dominion Bank (The)
1.38%, 07/14/14	350,000	354,076
2.50%, 07/14/16	3,000,000	3,068,846
U.S. Bancorp
1.13%, 10/30/13	1,000,000	1,001,645
2.45%, 07/27/15	1,000,000	1,028,111
2.88%, 11/20/14	500,000	524,544
3.44%, 02/01/16[a]	2,000,000	2,044,370
4.13%, 05/24/21	3,000,000	3,199,309
4.20%, 05/15/14	5,500,000	5,935,969
U.S. Bancorp
Series S
2.00%, 06/14/13	1,500,000	1,527,879
UBS AG Stamford
2.25%, 01/28/14	3,300,000	3,310,575
3.88%, 01/15/15	1,900,000	1,949,650
4.88%, 08/04/20	3,000,000	2,979,559
5.75%, 04/25/18	4,850,000	5,131,974
5.88%, 12/20/17	3,533,000	3,736,630
UBS AG Stamford
Series 10
5.88%, 07/15/16	2,250,000	2,450,255

32	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
UBS Preferred Funding Trust V
Series 1
6.24%, 05/15/16[a,b]	$1,300,000	$1,157,000
Union Bank N.A.
3.00%, 06/06/16	2,000,000	2,039,837
US Bank N.A.
4.80%, 04/15/15	1,692,000	1,859,648
Wachovia Bank N.A./Wells Fargo & Co.
4.88%, 02/01/15	4,192,000	4,508,495
Wachovia Corp./Wells Fargo & Co.
5.25%, 08/01/14	2,750,000	2,968,443
5.50%, 05/01/13	4,800,000	5,131,411
5.63%, 10/15/16	4,000,000	4,365,324
5.75%, 06/15/17	3,900,000	4,431,946
5.75%, 02/01/18	2,900,000	3,304,180
Wells Fargo & Co.
3.63%, 04/15/15	500,000	526,404
3.68%, 06/15/16	3,900,000	4,114,384
3.75%, 10/01/14	5,250,000	5,569,882
4.38%, 01/31/13	3,000,000	3,133,209
4.60%, 04/01/21	2,000,000	2,149,093
5.00%, 11/15/14	1,000,000	1,072,922
5.13%, 09/01/12	4,000,000	4,165,908
5.13%, 09/15/16	5,250,000	5,754,486
5.63%, 12/11/17	3,897,000	4,489,564
Wells Fargo Bank N.A.
4.75%, 02/09/15	4,000,000	4,260,355
5.75%, 05/16/16[a]	900,000	993,200
Wells Fargo Capital XIII
Series G
7.70%, 03/26/13[b]	2,200,000	2,200,000
Wells Fargo Capital XV
9.75%, 09/26/13[a,b]	2,000,000	2,080,000
Westpac Banking Corp.
2.10%, 08/02/13	1,500,000	1,519,873
2.25%, 11/19/12	4,050,000	4,101,287
3.00%, 08/04/15	3,500,000	3,571,216
3.00%, 12/09/15[a]	1,500,000	1,527,565
4.20%, 02/27/15	1,000,000	1,056,364
4.63%, 06/01/18	1,650,000	1,698,578
4.88%, 11/19/19	1,000,000	1,070,110

		909,915,658

Security	Principal	Value
BEVERAGES – 2.17%
Anheuser-Busch Companies Inc.
5.50%, 01/15/18	$2,670,000	$3,127,054
Anheuser-Busch InBev Worldwide Inc.
1.50%, 07/14/14	2,900,000	2,939,877
3.00%, 10/15/12	3,250,000	3,327,941
4.13%, 01/15/15	3,200,000	3,493,646
4.38%, 02/15/21[a]	725,000	799,004
5.38%, 11/15/14	3,000,000	3,386,340
5.38%, 01/15/20	8,000,000	9,326,358
Bottling Group LLC
5.50%, 04/01/16	1,322,000	1,542,410
6.95%, 03/15/14	2,500,000	2,871,125
Brown-Forman Corp.
2.50%, 01/15/16	1,200,000	1,232,462
Coca-Cola Co. (The)
1.80%, 09/01/16[c]	2,300,000	2,315,064
3.15%, 11/15/20	7,500,000	7,638,209
3.30%, 09/01/21[c]	1,000,000	1,032,729
3.63%, 03/15/14	1,950,000	2,090,088
Coca-Cola Enterprises Inc.
1.13%, 11/12/13	100,000	100,319
3.50%, 09/15/20	750,000	757,540
4.50%, 09/01/21	1,484,000	1,605,712
Diageo Capital PLC
7.38%, 01/15/14	2,750,000	3,148,548
Diageo Finance BV
5.30%, 10/28/15	3,333,000	3,783,555
5.50%, 04/01/13	1,750,000	1,872,012
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	5,650,000	5,873,169
PepsiAmericas Inc.
4.38%, 02/15/14	2,500,000	2,712,901
PepsiCo Inc.
2.50%, 05/10/16	500,000	516,751
3.00%, 08/25/21	500,000	501,292
3.10%, 01/15/15	2,800,000	2,975,017
4.50%, 01/15/20	1,500,000	1,674,868
4.65%, 02/15/13	2,433,000	2,574,565
5.00%, 06/01/18	1,950,000	2,254,940
7.90%, 11/01/18	6,122,000	8,150,422

		83,623,918

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
BIOTECHNOLOGY – 0.64%
Amgen Inc.
2.30%, 06/15/16	$4,850,000	$4,953,405
3.45%, 10/01/20	1,000,000	1,006,201
4.10%, 06/15/21	1,600,000	1,678,958
4.85%, 11/18/14	2,500,000	2,794,153
5.70%, 02/01/19	1,711,000	2,007,414
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	300,000	311,448
Biogen Idec Inc.
6.00%, 03/01/13	2,750,000	2,926,611
Celgene Corp.
3.95%, 10/15/20	1,500,000	1,544,009
Genentech Inc.
4.75%, 07/15/15	2,000,000	2,251,422
Gilead Sciences Inc.
4.50%, 04/01/21	2,500,000	2,676,760
Life Technologies Corp.
4.40%, 03/01/15	2,000,000	2,157,764
6.00%, 03/01/20	350,000	388,834

		24,696,979

BUILDING MATERIALS – 0.21%
CRH America Inc.
5.30%, 10/15/13	1,666,000	1,747,743
6.00%, 09/30/16	2,200,000	2,405,397
Lafarge SA
6.50%, 07/15/16	2,000,000	1,995,000
Owens Corning
9.00%, 06/15/19	1,640,000	1,906,836

		8,054,976

CHEMICALS – 1.48%
Air Products & Chemicals Inc.
2.00%, 08/02/16	2,000,000	2,032,672
Airgas Inc.
2.85%, 10/01/13	1,000,000	1,023,479
Albemarle Corp.
4.50%, 12/15/20	1,000,000	1,056,718
Dow Chemical Co. (The)
2.50%, 02/15/16	1,000,000	1,004,079
4.25%, 11/15/20[a]	4,000,000	4,101,010
4.85%, 08/15/12	1,950,000	2,021,252
5.70%, 05/15/18	1,300,000	1,488,770

Security	Principal	Value
5.90%, 02/15/15	$1,750,000	$1,961,026
6.00%, 10/01/12	1,322,000	1,392,326
7.60%, 05/15/14	5,600,000	6,451,733
E.I. du Pont de Nemours and Co.
2.75%, 04/01/16	1,000,000	1,045,977
3.25%, 01/15/15	3,800,000	4,049,802
4.63%, 01/15/20	4,250,000	4,717,975
5.00%, 01/15/13	555,000	587,942
5.88%, 01/15/14[a]	578,000	642,844
6.00%, 07/15/18	2,250,000	2,701,870
Lubrizol Corp.
8.88%, 02/01/19	1,076,000	1,432,588
Monsanto Co.
2.75%, 04/15/16[a]	650,000	678,652
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	700,000	728,013
5.25%, 05/15/14[a]	2,750,000	3,044,601
PPG Industries Inc.
1.90%, 01/15/16	100,000	99,363
3.60%, 11/15/20	100,000	101,014
5.75%, 03/15/13	2,000,000	2,138,401
6.65%, 03/15/18	584,000	710,866
Praxair Inc.
3.25%, 09/15/15	1,950,000	2,090,953
4.05%, 03/15/21	5,300,000	5,726,656
5.25%, 11/15/14[a]	1,666,000	1,882,451
Rohm and Haas Co.
6.00%, 09/15/17	1,076,000	1,246,456
Sherwin-Williams Co. (The)
3.13%, 12/15/14	500,000	527,417
Sigma-Aldrich Corp.
3.38%, 11/01/20	350,000	354,269

		57,041,175

COMMERCIAL SERVICES – 0.46%
Block Financial LLC
5.13%, 10/30/14[a]	1,000,000	1,040,000
Cornell University
5.45%, 02/01/19	750,000	881,163
Emory University
5.63%, 09/01/19	1,000,000	1,195,689
Johns Hopkins University
5.25%, 07/01/19	750,000	877,268

34	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
McKesson Corp.
5.70%, 03/01/17	$1,617,000	$1,899,262
Moody’s Corp.
5.50%, 09/01/20[a]	800,000	869,782
Princeton University
Series A
4.95%, 03/01/19	500,000	578,863
SAIC Inc.
4.45%, 12/01/20[c]	800,000	868,143
Stanford University
3.63%, 05/01/14	3,000,000	3,222,114
4.75%, 05/01/19	318,000	364,761
Trustees of Dartmouth College
4.75%, 06/01/19	500,000	568,606
Vanderbilt University
5.25%, 04/01/19	750,000	873,633
Western Union Co. (The)
5.25%, 04/01/20	802,000	852,208
5.93%, 10/01/16	1,250,000	1,424,437
6.50%, 02/26/14[a]	1,100,000	1,217,701
Yale University
2.90%, 10/15/14	1,000,000	1,063,267

		17,796,897

COMPUTERS – 1.60%
Computer Sciences Corp.
5.50%, 03/15/13	2,000,000	2,107,175
6.50%, 03/15/18	1,000,000	1,084,506
Dell Inc.
2.10%, 04/01/14	1,000,000	1,026,366
2.30%, 09/10/15[a]	3,300,000	3,363,423
3.10%, 04/01/16[a]	1,000,000	1,045,576
4.70%, 04/15/13	1,500,000	1,591,632
5.88%, 06/15/19	750,000	861,112
Electronic Data Systems Corp.
Series B
6.00%, 08/01/13	2,000,000	2,167,492
Hewlett-Packard Co.
1.25%, 09/13/13	2,500,000	2,485,151
2.20%, 12/01/15[a]	2,000,000	1,999,747
2.65%, 06/01/16[a]	1,500,000	1,519,898
3.75%, 12/01/20	3,450,000	3,391,580
4.30%, 06/01/21	2,000,000	2,044,709

Security	Principal	Value
4.50%, 03/01/13	$2,750,000	$2,869,918
4.75%, 06/02/14	1,500,000	1,626,189
6.13%, 03/01/14	4,038,000	4,477,475
IBM International Group Capital LLC
5.05%, 10/22/12	2,550,000	2,681,971
International Business
Machines Corp.
1.00%, 08/05/13	2,500,000	2,516,840
1.25%, 05/12/14	5,750,000	5,840,152
1.95%, 07/22/16	600,000	608,344
2.00%, 01/05/16	2,000,000	2,041,657
4.75%, 11/29/12	3,333,000	3,507,726
5.70%, 09/14/17	750,000	895,144
6.50%, 10/15/13	2,500,000	2,802,190
7.63%, 10/15/18	3,490,000	4,604,736
8.38%, 11/01/19	1,125,000	1,558,068
Lexmark International Inc.
6.65%, 06/01/18	700,000	770,000

		61,488,777

COSMETICS & PERSONAL CARE – 0.36%
Avon Products Inc.
5.63%, 03/01/14	1,000,000	1,093,290
6.50%, 03/01/19	1,000,000	1,174,776
Colgate-Palmolive Co.
Series F
3.15%, 08/05/15	1,300,000	1,394,235
Procter & Gamble Co. (The)
1.38%, 08/01/12	1,500,000	1,513,398
1.45%, 08/15/16	1,000,000	1,004,165
1.80%, 11/15/15[a]	2,800,000	2,874,172
3.50%, 02/15/15	1,200,000	1,299,394
4.70%, 02/15/19	3,000,000	3,452,986

		13,806,416

DISTRIBUTION & WHOLESALE – 0.02%
Ingram Micro Inc.
5.25%, 09/01/17	700,000	744,243

		744,243

DIVERSIFIED FINANCIAL SERVICES – 8.05%
Allstate Life Global Funding Trusts
5.38%, 04/30/13	4,375,000	4,675,105
Alterra Finance LLC
6.25%, 09/30/20	400,000	425,017

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
American Express Co.
4.88%, 07/15/13	$1,666,000	$1,759,936
5.50%, 09/12/16[a]	4,125,000	4,592,414
6.80%, 09/01/16[b]	1,322,000	1,302,170
7.00%, 03/19/18	1,800,000	2,146,139
7.25%, 05/20/14[a]	2,500,000	2,837,592
8.13%, 05/20/19	3,200,000	4,100,867
American Express Credit Corp.
2.75%, 09/15/15	1,750,000	1,763,156
American Express Credit Corp.
Series C
7.30%, 08/20/13	5,550,000	6,087,172
Ameriprise Financial Inc.
5.30%, 03/15/20	1,500,000	1,677,827
5.65%, 11/15/15	1,200,000	1,362,658
Bear Stearns Companies Inc. (The)/ JPMorgan Chase & Co.
5.70%, 11/15/14	3,729,000	4,080,674
6.40%, 10/02/17	2,250,000	2,545,183
6.95%, 08/10/12	4,500,000	4,754,777
7.25%, 02/01/18	5,166,000	6,117,337
Boeing Capital Corp.
2.13%, 08/15/16	1,750,000	1,778,268
Caterpillar Financial Services Corp.
1.55%, 12/20/13	4,400,000	4,435,073
6.13%, 02/17/14	4,350,000	4,868,846
7.15%, 02/15/19	1,750,000	2,222,552
Charles Schwab Corp. (The)
4.45%, 07/22/20	1,000,000	1,074,402
4.95%, 06/01/14	1,300,000	1,432,861
CME Group Inc.
5.75%, 02/15/14	1,800,000	1,987,767
Countrywide Financial Corp.
5.80%, 06/07/12[a]	1,985,000	2,022,344
6.25%, 05/15/16	750,000	734,919
Credit Suisse (Guernsey) Ltd.
5.86%, 05/15/17[b]	1,617,000	1,374,450
Credit Suisse (USA) Inc.
4.88%, 01/15/15	2,250,000	2,384,069
5.13%, 08/15/15	2,750,000	2,966,103
5.38%, 03/02/16	5,004,000	5,456,427
Discover Financial Services
10.25%, 07/15/19	1,300,000	1,645,280

Security	Principal	Value
Eaton Vance Corp.
6.50%, 10/02/17	$1,000,000	$1,180,981
Eksportfinans A/S
2.00%, 09/15/15	1,000,000	1,028,625
3.00%, 11/17/14	1,500,000	1,591,371
5.50%, 05/25/16	2,000,000	2,357,207
5.50%, 06/26/17	1,000,000	1,196,642
Franklin Resources Inc.
2.00%, 05/20/13	2,500,000	2,546,898
General Electric Capital Corp.
2.80%, 01/08/13	12,150,000	12,393,857
2.95%, 05/09/16	1,000,000	1,006,403
3.50%, 06/29/15	2,450,000	2,543,139
4.38%, 09/16/20	2,250,000	2,284,425
4.63%, 01/07/21[a]	9,500,000	9,831,446
4.80%, 05/01/13	3,250,000	3,423,182
5.00%, 01/08/16[a]	7,035,000	7,709,370
5.25%, 10/19/12	6,316,000	6,625,196
5.50%, 01/08/20	1,000,000	1,092,948
5.63%, 09/15/17	4,000,000	4,435,424
5.63%, 05/01/18	9,050,000	10,031,024
5.90%, 05/13/14	8,000,000	8,835,295
6.00%, 08/07/19	1,690,000	1,915,332
6.38%, 11/15/17[b]	1,500,000	1,470,000
General Electric Capital Corp.
Series A
3.75%, 11/14/14	2,250,000	2,414,095
5.45%, 01/15/13[a]	2,750,000	2,904,759
5.55%, 05/04/20	2,000,000	2,222,137
Goldman Sachs Capital II
5.79%, 06/01/12[b]	500,000	360,000
HSBC Finance Capital Trust IX
5.91%, 11/30/15[b]	1,100,000	957,000
HSBC Finance Corp.
5.00%, 06/30/15	1,950,000	2,082,568
5.50%, 01/19/16	9,500,000	10,487,780
6.38%, 11/27/12	3,250,000	3,414,888
6.68%, 01/15/21[c]	4,354,000	4,237,425
7.00%, 05/15/12	1,900,000	1,968,622
Jefferies Group Inc.
3.88%, 11/09/15	800,000	816,171

36	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
5.13%, 04/13/18	$1,800,000	$1,801,476
5.50%, 03/15/16	900,000	949,674
8.50%, 07/15/19	650,000	758,701
John Deere Capital Corp.
1.60%, 03/03/14	2,000,000	2,033,986
1.85%, 09/15/16	800,000	798,741
2.25%, 06/07/16	4,000,000	4,053,812
3.90%, 07/12/21	1,000,000	1,065,766
John Deere Capital Corp.
Series D
5.35%, 04/03/18	4,000,000	4,696,466
Lazard Group LLC
6.85%, 06/15/17	1,650,000	1,872,246
Merrill Lynch & Co. Inc.
5.00%, 01/15/15	1,000,000	1,001,393
5.45%, 07/15/14[a]	7,192,000	7,293,946
6.05%, 08/15/12	4,500,000	4,624,056
6.05%, 05/16/16	4,700,000	4,595,756
6.40%, 08/28/17	4,025,000	4,145,179
6.88%, 04/25/18	7,338,000	7,779,885
Merrill Lynch & Co. Inc.
Series C
5.00%, 02/03/14	2,250,000	2,254,358
MF Global Holdings Ltd.
6.25%, 08/08/16	750,000	738,966
MUFG Capital Finance 1 Ltd.
6.35%, 07/25/16	2,324,000	2,364,670
NASDAQ OMX Group Inc. (The)
5.55%, 01/15/20	2,500,000	2,580,894
National Rural Utilities Cooperative
Finance Corp.
1.90%, 11/01/15	1,500,000	1,505,815
3.05%, 03/01/16	3,000,000	3,161,033
5.50%, 07/01/13	1,500,000	1,623,793
10.38%, 11/01/18	1,500,000	2,146,183
Nomura Holdings Inc.
4.13%, 01/19/16	1,800,000	1,837,743
5.00%, 03/04/15	2,500,000	2,630,998
6.70%, 03/04/20	1,000,000	1,107,879
NYSE Euronext
4.80%, 06/28/13	1,000,000	1,063,882

Security	Principal	Value
ORIX Corp.
4.71%, 04/27/15	$1,250,000	$1,312,254
5.00%, 01/12/16	1,500,000	1,577,681
PACCAR Financial Corp.
Series S
2.05%, 06/17/13	1,500,000	1,523,958
Raymond James Financial Inc.
4.25%, 04/15/16	200,000	204,603
SLM Corp.
5.00%, 10/01/13	1,990,000	1,980,050
5.13%, 08/27/12	750,000	755,625
5.38%, 05/15/14	1,425,000	1,410,750
6.25%, 01/25/16	2,250,000	2,250,000
8.00%, 03/25/20	2,000,000	2,060,000
8.45%, 06/15/18	4,166,000	4,332,640
Svensk Exportkredit AB
2.13%, 07/13/16	5,500,000	5,668,193
5.13%, 03/01/17	1,000,000	1,175,330
TD Ameritrade Holding Corp.
4.15%, 12/01/14	2,500,000	2,679,480
TECO Finance Inc.
5.15%, 03/15/20	1,700,000	1,876,434
Toyota Motor Credit Corp.
1.38%, 08/12/13	1,000,000	1,009,771
2.80%, 01/11/16	3,500,000	3,650,206
3.20%, 06/17/15	3,000,000	3,173,399
4.25%, 01/11/21	500,000	536,306
UFJ Finance Aruba AEC
6.75%, 07/15/13	2,250,000	2,435,625

		310,075,197

ELECTRIC – 4.77%
Alabama Power Co.
4.85%, 12/15/12	3,750,000	3,959,397
Ameren Corp.
8.88%, 05/15/14	1,750,000	1,994,907
Ameren Illinois Co.
6.13%, 11/15/17	2,000,000	2,344,861
Appalachian Power Co.
Series O
5.65%, 08/15/12	1,000,000	1,043,638
Arizona Public Service Co.
5.80%, 06/30/14	2,250,000	2,489,822

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
Carolina Power & Light Co.
5.30%, 01/15/19	$3,000,000	$3,502,898
CenterPoint Energy Houston
Electric LLC
5.75%, 01/15/14	1,000,000	1,100,823
7.00%, 03/01/14	2,584,000	2,947,729
Cleveland Electric Illuminating
Co. (The)
Series D
7.88%, 11/01/17	3,000,000	3,703,673
Commonwealth Edison Co.
3.40%, 09/01/21	800,000	793,984
Connecticut Light & Power Co.
5.65%, 05/01/18	1,625,000	1,891,918
Consolidated Edison Co. of
New York Inc.
5.50%, 09/15/16	2,200,000	2,572,754
5.85%, 04/01/18	2,450,000	2,909,324
7.13%, 12/01/18	1,174,000	1,494,398
Constellation Energy Group Inc.
4.55%, 06/15/15	3,333,000	3,590,599
Consumers Energy Co.
6.13%, 03/15/19	750,000	897,575
6.70%, 09/15/19	2,650,000	3,309,219
Detroit Edison Co. (The)
3.45%, 10/01/20	1,000,000	1,029,911
3.90%, 06/01/21	1,350,000	1,432,045
Dominion Resources Inc.
1.95%, 08/15/16	500,000	496,421
4.45%, 03/15/21	3,000,000	3,237,000
5.15%, 07/15/15	3,998,000	4,512,261
5.70%, 09/17/12	800,000	838,984
8.88%, 01/15/19	1,250,000	1,671,622
Duke Capital LLC
6.25%, 02/15/13	1,533,000	1,632,897
Duke Energy Carolinas LLC
3.90%, 06/15/21	400,000	422,660
Duke Energy Corp.
3.55%, 09/15/21	700,000	695,894
3.95%, 09/15/14	1,625,000	1,742,206
5.05%, 09/15/19	500,000	560,588
7.00%, 11/15/18[a]	2,330,000	2,926,341

Security	Principal	Value
Duke Energy Indiana Inc.
3.75%, 07/15/20	$6,000,000	$6,220,111
Edison International
3.75%, 09/15/17	1,500,000	1,556,726
Enersis SA
7.40%, 12/01/16[a]	2,000,000	2,413,420
Entergy Gulf States Louisiana LLC
6.00%, 05/01/18	3,000,000	3,457,773
Entergy Texas Inc.
7.13%, 02/01/19	1,500,000	1,817,509
Exelon Corp.
4.90%, 06/15/15	4,333,000	4,730,705
Exelon Generation Co. LLC
4.00%, 10/01/20[a]	1,700,000	1,691,002
5.20%, 10/01/19	950,000	1,030,097
5.35%, 01/15/14	3,333,000	3,593,373
FirstEnergy Solutions Corp.
4.80%, 02/15/15	1,000,000	1,084,216
6.05%, 08/15/21	1,500,000	1,650,735
Florida Power & Light Co.
5.55%, 11/01/17[a]	2,250,000	2,646,488
Florida Power Corp.
3.10%, 08/15/21	500,000	501,279
5.65%, 06/15/18	1,533,000	1,830,636
FPL Group Capital Inc.
2.55%, 11/15/13	1,000,000	1,028,233
6.65%, 06/15/17[b]	768,000	744,960
7.88%, 12/15/15	1,174,000	1,420,924
Georgia Power Co.
4.25%, 12/01/19	1,000,000	1,093,017
Great Plains Energy Inc.
4.85%, 06/01/21	250,000	263,487
Hydro-Quebec
2.00%, 06/30/16	9,200,000	9,448,490
Integrys Energy Group Inc.
4.17%, 11/01/20	500,000	511,464
Kansas City Power & Light Co.
7.15%, 04/01/19	1,800,000	2,218,019
Kentucky Utilities Co.
1.63%, 11/01/15	300,000	302,080
3.25%, 11/01/20	100,000	101,027

38	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
LG&E and KU Energy LLC
2.13%, 11/15/15	$600,000	$598,127
3.75%, 11/15/20	300,000	298,372
Louisville Gas & Electric Co.
1.63%, 11/15/15	250,000	251,749
MidAmerican Energy Holdings Co.
5.75%, 04/01/18	3,333,000	3,829,577
5.88%, 10/01/12	500,000	526,214
National Grid PLC
6.30%, 08/01/16	2,183,000	2,547,685
Nevada Power Co.
6.50%, 08/01/18	1,250,000	1,515,323
7.13%, 03/15/19	1,000,000	1,255,719
NextEra Energy Capital
Holdings Inc.
4.50%, 06/01/21	500,000	523,294
Nisource Finance Corp.
6.40%, 03/15/18	3,000,000	3,491,189
Northern States Power Co.
1.95%, 08/15/15	700,000	710,626
NSTAR
4.50%, 11/15/19	1,000,000	1,099,190
Ohio Power Co.
Series K
6.00%, 06/01/16	2,750,000	3,211,630
Oncor Electric Delivery Co.
6.38%, 05/01/12	500,000	517,112
Pacific Gas & Electric Co.
3.50%, 10/01/20[a]	1,000,000	1,017,936
4.25%, 05/15/21[a]	1,500,000	1,614,883
4.80%, 03/01/14	4,192,000	4,566,657
PacifiCorp
3.85%, 06/15/21	1,300,000	1,379,443
Portland General Electric Co.
6.10%, 04/15/19	1,000,000	1,215,869
PPL Electric Utilities Corp.
3.00%, 09/15/21	950,000	935,389
PPL Energy Supply LLC
6.20%, 05/15/16	273,000	315,561
6.30%, 07/15/13	2,250,000	2,433,449
Progress Energy Inc.
4.40%, 01/15/21[a]	1,700,000	1,818,499
4.88%, 12/01/19	250,000	276,892

Security	Principal	Value
PSEG Power LLC
2.50%, 04/15/13	$1,500,000	$1,525,203
5.13%, 04/15/20	500,000	541,799
5.50%, 12/01/15	2,200,000	2,468,916
6.95%, 06/01/12	584,000	608,318
Public Service Co. of Colorado
7.88%, 10/01/12	2,000,000	2,151,217
San Diego Gas & Electric Co.
3.00%, 08/15/21	600,000	598,976
SCANA Corp.
4.75%, 05/15/21	1,000,000	1,045,851
South Carolina Electric & Gas Co.
6.50%, 11/01/18	750,000	930,680
Southern California Edison Co.
3.88%, 06/01/21	1,000,000	1,063,008
5.75%, 03/15/14	1,275,000	1,422,609
Southern Co.
1.95%, 09/01/16	1,000,000	995,136
2.38%, 09/15/15	1,700,000	1,734,389
Southern Power Co.
4.88%, 07/15/15	1,750,000	1,929,466
Southwestern Electric Power Co.
6.45%, 01/15/19	1,174,000	1,383,082
Southwestern Electric Power Co.
Series F
5.88%, 03/01/18	1,000,000	1,135,771
Southwestern Public Service Co.
Series G
8.75%, 12/01/18	1,125,000	1,485,809
TransAlta Corp.
4.75%, 01/15/15	3,000,000	3,231,763
TXU Electric Delivery Co.
6.38%, 01/15/15	1,322,000	1,521,210
UIL Holdings Corp.
4.63%, 10/01/20	500,000	505,719
Union Electric Co.
6.70%, 02/01/19	1,000,000	1,227,943
Virginia Electric and Power Co.
5.10%, 11/30/12	2,250,000	2,364,087
5.95%, 09/15/17[a]	1,000,000	1,182,857
Wisconsin Electric Power Co.
6.00%, 04/01/14[a]	2,375,000	2,653,619

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
Xcel Energy Inc.
4.70%, 05/15/20	$950,000	$1,037,111

		183,797,044

ELECTRICAL COMPONENTS & EQUIPMENT – 0.09%
Emerson Electric Co.
4.13%, 04/15/15	2,700,000	2,973,758
5.25%, 10/15/18	584,000	679,066

		3,652,824

ELECTRONICS – 0.55%
Agilent Technologies Inc.
2.50%, 07/15/13	377,000	385,001
5.00%, 07/15/20[a]	1,100,000	1,175,500
5.50%, 09/14/15	1,500,000	1,671,559
6.50%, 11/01/17	500,000	591,565
Amphenol Corp.
4.75%, 11/15/14	2,550,000	2,720,527
Arrow Electronics Inc.
3.38%, 11/01/15[a]	1,000,000	1,006,639
Avnet Inc.
5.88%, 03/15/14[a]	1,000,000	1,068,185
5.88%, 06/15/20	1,750,000	1,867,951
Koninklijke Philips Electronics NV
5.75%, 03/11/18	2,125,000	2,459,549
Thermo Fisher Scientific Inc.
2.05%, 02/21/14	100,000	102,899
3.20%, 03/01/16	1,500,000	1,585,534
3.25%, 11/20/14	1,550,000	1,651,938
3.60%, 08/15/21	1,500,000	1,528,968
4.50%, 03/01/21	3,000,000	3,253,336

		21,069,151

ENTERTAINMENT – 0.04%
International Game Technology
7.50%, 06/15/19	1,250,000	1,483,140

		1,483,140

ENVIRONMENTAL CONTROL – 0.28%
Allied Waste North America Inc.
6.88%, 06/01/17	2,334,000	2,497,380
Republic Services Inc.
5.00%, 03/01/20	1,750,000	1,911,969
Waste Management Inc.
2.60%, 09/01/16	900,000	914,698
4.60%, 03/01/21	1,000,000	1,074,033

Security	Principal	Value
6.10%, 03/15/18	$1,334,000	$1,567,488
6.38%, 03/11/15	2,350,000	2,706,934

		10,672,502

FOOD – 1.69%
Campbell Soup Co.
3.38%, 08/15/14	2,000,000	2,152,412
4.25%, 04/15/21	1,000,000	1,067,536
ConAgra Foods Inc.
5.88%, 04/15/14	700,000	764,010
7.00%, 04/15/19	750,000	895,441
Corn Products International Inc.
4.63%, 11/01/20	800,000	827,458
General Mills Inc.
1.55%, 05/16/14	1,000,000	1,014,320
5.25%, 08/15/13	300,000	324,947
5.65%, 09/10/12	1,950,000	2,047,423
5.65%, 02/15/19	2,048,000	2,420,143
H.J. Heinz Co.
5.35%, 07/15/13	1,250,000	1,353,080
Hershey Co. (The)
4.13%, 12/01/20	600,000	648,107
Kellogg Co.
3.25%, 05/21/18	800,000	833,910
4.00%, 12/15/20	1,250,000	1,307,238
4.15%, 11/15/19	750,000	802,715
4.45%, 05/30/16	2,500,000	2,781,673
Kraft Foods Inc.
4.13%, 02/09/16	1,500,000	1,608,135
5.25%, 10/01/13	500,000	539,407
5.38%, 02/10/20	5,650,000	6,431,699
6.00%, 02/11/13	3,683,000	3,938,248
6.13%, 02/01/18	1,601,000	1,894,091
6.13%, 08/23/18	1,500,000	1,775,519
6.25%, 06/01/12	822,000	855,826
6.50%, 08/11/17	2,500,000	3,002,833
Kroger Co. (The)
3.90%, 10/01/15	3,300,000	3,524,189
6.40%, 08/15/17	1,250,000	1,487,490
7.50%, 01/15/14	3,000,000	3,439,713
McCormick & Co. Inc.
3.90%, 07/15/21	1,200,000	1,247,875

40	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
Ralcorp Holdings Inc.
4.95%, 08/15/20[a]	$900,000	$882,774
Safeway Inc.
3.95%, 08/15/20	1,700,000	1,703,805
5.80%, 08/15/12	1,048,000	1,095,737
6.35%, 08/15/17[a]	750,000	874,835
Sara Lee Corp.
4.10%, 09/15/20[a]	1,500,000	1,475,507
Sysco Corp.
5.25%, 02/12/18[a]	2,000,000	2,297,358
Tyson Foods Inc.
6.85%, 04/01/16	800,000	892,000
10.50%, 03/01/14	2,000,000	2,336,936
Unilever Capital Corp.
3.65%, 02/15/14	2,500,000	2,665,804
4.25%, 02/10/21	1,750,000	1,940,842

		65,151,036

FOREST PRODUCTS & PAPER – 0.24%
Celulosa Arauco y Constitucion SA
7.25%, 07/29/19	1,325,000	1,547,229
International Paper Co.
7.40%, 06/15/14[a]	1,076,000	1,230,828
7.50%, 08/15/21	1,000,000	1,175,254
7.95%, 06/15/18	2,174,000	2,577,621
9.38%, 05/15/19	1,300,000	1,662,733
Plum Creek Timberlands LP
4.70%, 03/15/21	1,200,000	1,221,230

		9,414,895

GAS – 0.15%
AGL Capital Corp.
5.25%, 08/15/19	350,000	391,693
National Fuel Gas Co.
8.75%, 05/01/19	750,000	964,814
Questar Corp.
2.75%, 02/01/16	200,000	205,005
Sempra Energy
6.15%, 06/15/18	2,284,000	2,681,451
9.80%, 02/15/19	1,250,000	1,706,588

		5,949,551

HAND & MACHINE TOOLS – 0.04%
Black & Decker Corp. (The)
8.95%, 04/15/14	1,000,000	1,170,685

Security	Principal	Value
Snap-On Inc.
4.25%, 01/15/18	$450,000	$485,919

		1,656,604

HEALTH CARE - PRODUCTS – 1.07%
Baxter International Inc.
5.90%, 09/01/16[a]	2,700,000	3,255,357
Becton, Dickinson and Co.
3.25%, 11/12/20	1,000,000	1,011,901
Boston Scientific Corp.
4.50%, 01/15/15	3,000,000	3,197,540
6.00%, 01/15/20	2,000,000	2,219,023
CareFusion Corp.
5.13%, 08/01/14	2,000,000	2,199,343
6.38%, 08/01/19	500,000	594,068
Covidien International Finance SA
4.20%, 06/15/20	3,450,000	3,679,666
6.00%, 10/15/17	1,000,000	1,213,148
CR Bard Inc.
2.88%, 01/15/16	500,000	524,589
Hospira Inc.
6.05%, 03/30/17	2,200,000	2,535,926
Johnson & Johnson
1.20%, 05/15/14[a]	525,000	533,974
2.15%, 05/15/16	500,000	519,272
2.95%, 09/01/20	200,000	207,706
3.55%, 05/15/21[a]	1,500,000	1,612,177
5.15%, 08/15/12	2,325,000	2,430,269
5.15%, 07/15/18	1,250,000	1,491,003
5.55%, 08/15/17	2,000,000	2,415,119
Medtronic Inc.
2.63%, 03/15/16	3,000,000	3,120,344
4.13%, 03/15/21[a]	1,000,000	1,086,664
4.45%, 03/15/20	1,900,000	2,118,290
4.50%, 03/15/14	700,000	761,958
5.60%, 03/15/19	750,000	890,707
St. Jude Medical Inc.
2.50%, 01/15/16	250,000	258,361
3.75%, 07/15/14	1,010,000	1,082,120
4.88%, 07/15/19	1,000,000	1,125,349
Stryker Corp.
4.38%, 01/15/20[a]	1,000,000	1,101,109

		41,184,983

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
HEALTH CARE - SERVICES – 0.93%
Aetna Inc.
3.95%, 09/01/20	$1,300,000	$1,332,710
4.13%, 06/01/21	1,000,000	1,041,126
6.00%, 06/15/16	1,800,000	2,104,503
CIGNA Corp.
4.38%, 12/15/20	400,000	420,402
4.50%, 03/15/21	2,186,000	2,312,843
Coventry Health Care Inc.
5.45%, 06/15/21	400,000	425,874
5.95%, 03/15/17	900,000	1,007,600
Howard Hughes Medical Institute
3.45%, 09/01/14	750,000	800,439
Humana Inc.
7.20%, 06/15/18	2,600,000	3,146,927
Laboratory Corp. of America Holdings
3.13%, 05/15/16	1,250,000	1,306,940
4.63%, 11/15/20	2,250,000	2,434,755
Quest Diagnostics Inc.
4.70%, 04/01/21	2,000,000	2,173,549
5.45%, 11/01/15	2,000,000	2,274,235
UnitedHealth Group Inc.
4.70%, 02/15/21[a]	800,000	875,360
4.88%, 03/15/15	1,322,000	1,465,426
5.50%, 11/15/12	2,500,000	2,636,058
6.00%, 02/15/18	1,600,000	1,877,740
WellPoint Inc.
3.70%, 08/15/21	2,000,000	1,988,454
4.35%, 08/15/20	700,000	738,783
5.00%, 12/15/14	1,125,000	1,237,068
5.25%, 01/15/16	2,000,000	2,239,360
5.88%, 06/15/17	750,000	872,303
6.00%, 02/15/14	900,000	998,141

		35,710,596

HOME BUILDERS – 0.06%
MDC Holdings Inc.
5.63%, 02/01/20[a]	2,000,000	1,840,000
Toll Brothers Finance Corp.
6.75%, 11/01/19	500,000	509,656

		2,349,656

Security	Principal	Value
HOME FURNISHINGS – 0.07%
Whirlpool Corp.
4.85%, 06/15/21[a]	$500,000	$503,061
8.60%, 05/01/14	1,800,000	2,065,724

		2,568,785

HOUSEHOLD PRODUCTS & WARES – 0.22%
Church & Dwight Co. Inc.
3.35%, 12/15/15	150,000	156,377
Clorox Co.
5.45%, 10/15/12	1,000,000	1,046,095
5.95%, 10/15/17	500,000	543,888
Fortune Brands Inc.
5.38%, 01/15/16	408,000	452,662
Kimberly-Clark Corp.
3.88%, 03/01/21[a]	400,000	426,362
5.00%, 08/15/13	1,375,000	1,489,693
6.13%, 08/01/17	1,137,000	1,379,579
7.50%, 11/01/18	1,600,000	2,076,707
Tupperware Brands Corp.
4.75%, 06/01/21[c]	1,000,000	1,017,917

		8,589,280

HOUSEWARES – 0.06%
Newell Rubbermaid Inc.
4.70%, 08/15/20	300,000	307,268
5.50%, 04/15/13	2,000,000	2,119,471

		2,426,739

INSURANCE – 3.30%
ACE INA Holdings Inc.
2.60%, 11/23/15	7,000,000	7,083,235
5.88%, 06/15/14	1,000,000	1,115,760
5.90%, 06/15/19[a]	750,000	876,202
Aegon NV
4.75%, 06/01/13	2,000,000	2,083,587
Aflac Inc.
3.45%, 08/15/15[a]	700,000	722,149
8.50%, 05/15/19[a]	500,000	628,223
Alleghany Corp.
5.63%, 09/15/20	400,000	418,884
Allied World Assurance Co. Holdings Ltd.
5.50%, 11/15/20	75,000	75,155

42	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
Allstate Corp. (The)
5.00%, 08/15/14	$1,666,000	$1,823,180
7.45%, 05/16/19	750,000	921,802
American International Group Inc.
3.65%, 01/15/14	1,000,000	999,688
5.05%, 10/01/15	1,500,000	1,530,249
5.60%, 10/18/16	2,989,000	3,068,705
5.85%, 01/16/18	3,750,000	3,815,488
6.40%, 12/15/20	2,000,000	2,104,104
8.25%, 08/15/18	3,900,000	4,364,705
AON Corp.
3.13%, 05/27/16	100,000	100,754
5.00%, 09/30/20	2,000,000	2,139,973
Aspen Insurance Holdings Ltd.
6.00%, 12/15/20[a]	400,000	415,243
Axis Specialty Finance LLC
5.88%, 06/01/20	1,500,000	1,568,179
Berkshire Hathaway Finance Corp.
2.13%, 02/11/13	1,500,000	1,525,270
2.20%, 08/15/16	1,000,000	1,009,256
3.20%, 02/11/15	5,250,000	5,520,857
4.25%, 01/15/21	2,100,000	2,230,043
4.63%, 10/15/13	1,625,000	1,741,338
4.85%, 01/15/15	2,670,000	2,962,754
5.00%, 08/15/13	4,000,000	4,293,071
5.40%, 05/15/18	750,000	857,589
Chubb Corp. (The)
5.75%, 05/15/18	1,000,000	1,174,497
6.38%, 04/15/17[b]	1,500,000	1,485,000
CNA Financial Corp.
5.85%, 12/15/14	1,650,000	1,779,360
5.88%, 08/15/20	900,000	935,199
Genworth Financial Inc.
5.75%, 06/15/14[a]	2,250,000	2,205,000
6.52%, 05/22/18[a]	1,000,000	900,000
Hanover Insurance Group Inc. (The)
6.38%, 06/15/21	800,000	829,679
Hartford Financial Services Group Inc.
4.63%, 07/15/13	1,300,000	1,342,996
6.00%, 01/15/19[a]	1,500,000	1,556,805
6.30%, 03/15/18	1,737,000	1,839,760

Security	Principal	Value
Kemper Corp.
6.00%, 11/30/15	$1,000,000	$1,079,253
Lincoln National Corp.
4.85%, 06/24/21	150,000	146,896
7.00%, 05/17/16[b]	1,000,000	930,000
8.75%, 07/01/19	2,150,000	2,648,210
Manulife Financial Corp.
3.40%, 09/17/15	1,000,000	1,007,416
Markel Corp.
5.35%, 06/01/21	1,300,000	1,327,630
Marsh & McLennan Companies Inc.
4.80%, 07/15/21[a]	1,300,000	1,339,121
4.85%, 02/15/13	1,000,000	1,042,177
5.75%, 09/15/15	1,000,000	1,109,775
9.25%, 04/15/19	500,000	654,799
MetLife Inc.
2.38%, 02/06/14	2,000,000	2,026,622
4.75%, 02/08/21	2,000,000	2,097,648
5.00%, 06/15/15	3,333,000	3,638,273
7.72%, 02/15/19	1,650,000	2,027,632
Principal Life Income Fundings Trust
5.30%, 12/14/12	2,000,000	2,105,682
5.30%, 04/24/13	2,353,000	2,501,960
Progressive Corp. (The)
3.75%, 08/23/21[a]	850,000	855,637
6.70%, 06/15/17[b]	1,000,000	990,000
Protective Life Corp.
7.38%, 10/15/19	500,000	565,252
Prudential Financial Inc.
3.00%, 05/12/16[a]	750,000	748,260
4.50%, 07/15/13	1,800,000	1,887,420
5.10%, 09/20/14	2,450,000	2,650,152
7.38%, 06/15/19	1,000,000	1,196,495
8.88%, 06/15/18[b]	1,000,000	1,080,000
Prudential Financial Inc.
Series D
4.75%, 09/17/15	4,000,000	4,240,767
6.00%, 12/01/17	1,000,000	1,112,323
Reinsurance Group of America Inc.
5.00%, 06/01/21	1,500,000	1,568,209
6.45%, 11/15/19	1,000,000	1,131,016
Torchmark Corp.
9.25%, 06/15/19	325,000	407,904

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
Transatlantic Holdings Inc.
5.75%, 12/14/15	$2,500,000	$2,716,460
Travelers Companies Inc. (The)
5.38%, 06/15/12	1,125,000	1,161,566
5.80%, 05/15/18	2,937,000	3,343,116
Unum Group
5.63%, 09/15/20	250,000	264,602
7.13%, 09/30/16	650,000	752,135
Willis Group Holdings PLC
5.75%, 03/15/21	150,000	156,484
Willis North America Inc.
6.20%, 03/28/17[a]	485,000	532,680
7.00%, 09/29/19	1,600,000	1,802,599
WR Berkley Corp.
5.38%, 09/15/20	300,000	308,756
XL Capital Ltd.
5.25%, 09/15/14	2,000,000	2,141,020

		127,339,686

INTERNET – 0.24%
eBay Inc.
0.88%, 10/15/13	150,000	150,085
1.63%, 10/15/15	750,000	752,151
3.25%, 10/15/20	400,000	394,702
Expedia Inc.
5.95%, 08/15/20	1,400,000	1,412,524
Google Inc.
1.25%, 05/19/14	2,500,000	2,542,871
2.13%, 05/19/16	600,000	619,706
3.63%, 05/19/21	1,450,000	1,533,385
Symantec Corp.
2.75%, 09/15/15	1,000,000	1,017,149
4.20%, 09/15/20	1,000,000	998,500

		9,421,073

IRON & STEEL – 0.50%
Allegheny Technologies Inc.
9.38%, 06/01/19	400,000	516,622
ArcelorMittal SA
3.75%, 03/01/16	2,300,000	2,257,706
5.25%, 08/05/20[a]	1,000,000	967,455
5.38%, 06/01/13	1,500,000	1,555,075
5.50%, 03/01/21[a]	1,750,000	1,709,582

Security	Principal	Value
6.13%, 06/01/18	$1,617,000	$1,675,953
9.85%, 06/01/19	2,300,000	2,791,066
ArcelorMittal USA Inc.
6.50%, 04/15/14	2,500,000	2,669,242
Cliffs Natural Resources Inc.
4.88%, 04/01/21	2,000,000	2,000,681
Nucor Corp.
5.75%, 12/01/17	2,700,000	3,178,590

		19,321,972

LODGING – 0.10%
Choice Hotels International Inc.
5.70%, 08/28/20	400,000	428,455
Hyatt Hotels Corp.
5.38%, 08/15/21	1,000,000	1,004,165
Marriott International Inc.
Series J
5.63%, 02/15/13	2,179,000	2,271,002

		3,703,622

MACHINERY – 0.35%
Caterpillar Inc.
1.38%, 05/27/14	6,000,000	6,050,463
3.90%, 05/27/21	1,000,000	1,060,726
5.70%, 08/15/16	5,004,000	5,911,476
Deere & Co.
4.38%, 10/16/19	504,000	560,544

		13,583,209

MACHINERY - DIVERSIFIED – 0.01%
Roper Industries Inc.
6.63%, 08/15/13	500,000	550,445

		550,445

MANUFACTURING – 1.25%
3M Co.
Series E
4.38%, 08/15/13	2,000,000	2,150,716
Cooper US Inc.
3.88%, 12/15/20	200,000	207,992
Danaher Corp.
1.30%, 06/23/14	150,000	152,238
2.30%, 06/23/16[a]	100,000	102,746
3.90%, 06/23/21[a]	2,200,000	2,334,448
5.40%, 03/01/19	500,000	584,818
5.63%, 01/15/18	1,100,000	1,289,277

44	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
Dover Corp.
4.30%, 03/01/21	$1,000,000	$1,096,376
Eaton Corp.
5.60%, 05/15/18	1,750,000	2,033,669
GE Capital Trust I
6.38%, 11/15/17[b]	1,250,000	1,225,000
General Electric Co.
5.00%, 02/01/13	5,720,000	6,024,545
5.25%, 12/06/17	4,250,000	4,778,550
Harsco Corp.
2.70%, 10/15/15	1,000,000	1,027,443
Honeywell International Inc.
3.88%, 02/15/14	3,000,000	3,226,721
4.25%, 03/01/21	1,000,000	1,092,293
5.00%, 02/15/19	1,750,000	2,017,602
5.30%, 03/01/18	878,000	1,023,505
Illinois Tool Works Inc.
3.38%, 09/15/21[c]	775,000	791,917
5.15%, 04/01/14	2,700,000	2,976,826
Ingersoll-Rand Global Holding Co. Ltd.
6.00%, 08/15/13	1,000,000	1,088,467
6.88%, 08/15/18	1,250,000	1,519,627
ITT Corp.
4.90%, 05/01/14	2,200,000	2,409,165
Pentair Inc.
5.00%, 05/15/21	650,000	692,661
Textron Inc.
5.60%, 12/01/17[a]	1,000,000	1,084,605
Tyco Electronics Group SA
4.88%, 01/15/21	850,000	937,671
6.55%, 10/01/17	1,000,000	1,208,216
Tyco International Finance SA
3.38%, 10/15/15[a]	1,000,000	1,051,992
3.75%, 01/15/18	1,250,000	1,310,698
8.50%, 01/15/19	2,000,000	2,626,452

		48,066,236

MEDIA – 3.08%
CBS Corp.
5.75%, 04/15/20	1,000,000	1,136,671
8.20%, 05/15/14	2,200,000	2,552,000

Security	Principal	Value
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	$4,242,000	$4,704,825
Comcast Corp.
5.15%, 03/01/20[a]	3,000,000	3,403,714
5.70%, 05/15/18	1,800,000	2,084,849
5.90%, 03/15/16	1,950,000	2,259,768
6.30%, 11/15/17	750,000	893,699
6.50%, 01/15/17	2,700,000	3,224,273
COX Communications Inc.
4.63%, 06/01/13	1,950,000	2,067,112
5.45%, 12/15/14	584,000	652,504
7.13%, 10/01/12	2,125,000	2,263,723
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	2,500,000	2,610,904
3.55%, 03/15/15	2,000,000	2,108,707
4.75%, 10/01/14	850,000	933,938
5.00%, 03/01/21	1,600,000	1,722,817
5.88%, 10/01/19	3,250,000	3,759,546
7.63%, 05/15/16	5,000,000	5,350,000
Discovery Communications LLC
3.70%, 06/01/15	1,050,000	1,119,931
4.38%, 06/15/21	500,000	520,394
5.05%, 06/01/20	2,500,000	2,756,088
Historic TW Inc.
6.88%, 06/15/18	1,000,000	1,204,317
NBCUniversal Media LLC
2.10%, 04/01/14	2,000,000	2,040,622
3.65%, 04/30/15	4,350,000	4,625,624
5.15%, 04/30/20	7,650,000	8,453,551
News America Inc.
4.50%, 02/15/21	3,000,000	3,053,182
5.30%, 12/15/14	2,183,000	2,399,239
6.90%, 03/01/19	500,000	583,640
Reed Elsevier Capital Inc.
8.63%, 01/15/19	1,700,000	2,195,081
Thomson Reuters Corp.
5.95%, 07/15/13	1,536,000	1,654,343
6.50%, 07/15/18	2,200,000	2,634,104
Time Warner Cable Inc.
5.00%, 02/01/20	2,000,000	2,146,116
5.40%, 07/02/12	3,322,000	3,441,173

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
5.85%, 05/01/17	$2,322,000	$2,599,804
6.75%, 07/01/18	2,218,000	2,627,446
7.50%, 04/01/14	3,000,000	3,457,485
8.25%, 02/14/14	2,200,000	2,558,459
8.25%, 04/01/19	4,100,000	5,239,220
8.75%, 02/14/19	500,000	652,873
Time Warner Inc.
4.88%, 03/15/20	5,150,000	5,581,698
5.88%, 11/15/16	3,550,000	4,130,740
Viacom Inc.
3.50%, 04/01/17	3,600,000	3,719,416
5.63%, 09/15/19	500,000	567,512
Walt Disney Co. (The)
3.75%, 06/01/21	1,000,000	1,068,199
4.50%, 12/15/13	1,500,000	1,629,268
5.50%, 03/15/19	2,000,000	2,406,881
6.38%, 03/01/12	1,833,000	1,884,724

		118,680,180

METAL FABRICATE & HARDWARE – 0.05%
Commercial Metals Co.
7.35%, 08/15/18	2,000,000	2,013,927

		2,013,927

MINING – 1.65%
Alcoa Inc.
5.40%, 04/15/21	2,000,000	2,004,355
5.55%, 02/01/17	795,000	838,498
6.15%, 08/15/20[a]	1,500,000	1,566,028
6.75%, 07/15/18	2,308,000	2,502,633
Barrick Gold Corp.
2.90%, 05/30/16[c]	5,800,000	5,968,002
6.95%, 04/01/19	1,500,000	1,834,182
Barrick Gold Finance Co.
6.13%, 09/15/13	1,000,000	1,102,151
Barrick North America Finance LLC
4.40%, 05/30/21[c]	1,000,000	1,050,949
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	5,192,000	5,517,509
5.50%, 04/01/14	1,000,000	1,114,131
6.50%, 04/01/19	3,100,000	3,826,219
Freeport-McMoRan Copper & Gold Inc.
8.38%, 04/01/17	3,333,000	3,582,975

Security	Principal	Value
Kinross Gold Corp.
3.63%, 09/01/16[c]	$500,000	$494,857
Newmont Mining Corp.
5.13%, 10/01/19[a]	2,000,000	2,231,526
Rio Tinto Finance (USA) Ltd.
1.88%, 11/02/15[a]	400,000	401,954
2.50%, 05/20/16	2,000,000	2,049,086
3.50%, 11/02/20	700,000	696,177
4.13%, 05/20/21	1,000,000	1,047,718
6.50%, 07/15/18	5,343,000	6,452,083
8.95%, 05/01/14	4,000,000	4,797,881
Teck Resources Ltd.
3.85%, 08/15/17	100,000	105,145
9.75%, 05/15/14[a]	742,000	888,047
10.25%, 05/15/16	1,500,000	1,736,250
10.75%, 05/15/19[a]	2,950,000	3,635,875
Vale Overseas Ltd.
5.63%, 09/15/19[a]	1,500,000	1,645,608
6.25%, 01/11/16	3,250,000	3,682,815
6.25%, 01/23/17	1,322,000	1,508,276
Xstrata Canada Corp.
6.00%, 10/15/15	1,250,000	1,401,930

		63,682,860

MULTI-NATIONAL – 7.39%
African Development Bank
1.75%, 10/01/12	2,100,000	2,129,712
1.88%, 01/23/12	2,700,000	2,715,733
3.00%, 05/27/14	2,900,000	3,093,213
Asian Development Bank
0.88%, 06/10/14	9,200,000	9,304,718
1.63%, 07/15/13	6,650,000	6,810,857
2.50%, 03/15/16	3,000,000	3,198,627
2.63%, 02/09/15	2,500,000	2,661,603
2.75%, 05/21/14[a]	3,300,000	3,495,703
3.63%, 09/05/13	2,353,000	2,504,762
Asian Development Bank
Series E
5.50%, 06/27/16[a]	1,800,000	2,167,248
Corporacion Andina de Fomento
8.13%, 06/04/19	2,000,000	2,482,025

46	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
Council of Europe Development Bank
2.75%, 02/10/15	$1,000,000	$1,064,331
European Bank for Reconstruction & Development
1.63%, 09/03/15	5,500,000	5,647,685
European Investment Bank
1.25%, 02/14/14	3,000,000	3,055,026
1.63%, 03/15/13	6,800,000	6,930,850
1.63%, 09/01/15	1,000,000	1,026,483
1.75%, 09/14/12	5,600,000	5,675,676
1.88%, 06/17/13	3,000,000	3,078,118
2.13%, 07/15/16	7,750,000	8,086,992
2.25%, 03/15/16	3,750,000	3,938,052
2.50%, 05/16/16	8,250,000	8,751,228
2.75%, 03/23/15	12,000,000	12,806,467
2.88%, 03/15/13	3,250,000	3,374,199
2.88%, 09/15/20	8,250,000	8,562,702
3.00%, 04/08/14	2,600,000	2,764,379
3.13%, 06/04/14	4,000,000	4,274,654
3.25%, 05/15/13	2,250,000	2,359,473
4.63%, 05/15/14	19,492,000	21,583,010
4.88%, 01/17/17	4,000,000	4,710,929
5.13%, 09/13/16	6,000,000	7,117,913
5.13%, 05/30/17	2,500,000	2,994,014
European Investment Bank
Series E
2.00%, 02/10/12	6,900,000	6,948,521
4.25%, 07/15/13	9,000,000	9,641,863
Inter-American Development Bank
1.75%, 08/24/18	2,000,000	1,995,498
2.25%, 07/15/15	5,000,000	5,270,886
3.00%, 04/22/14	2,750,000	2,933,427
3.88%, 02/14/20	750,000	850,642
4.25%, 09/10/18	1,000,000	1,159,774
5.13%, 09/13/16[a]	6,692,000	7,956,815
Inter-American Development Bank
Series E
3.88%, 09/17/19	3,000,000	3,410,889
Inter-American Development Bank
Series G
1.75%, 10/22/12	5,000,000	5,079,160
3.50%, 03/15/13	3,000,000	3,145,706

Security	Principal	Value
International Bank for Reconstruction and Development
1.13%, 08/25/14	$3,000,000	$3,056,579
1.75%, 07/15/13	5,000,000	5,130,690
2.00%, 04/02/12[a]	6,300,000	6,363,781
2.13%, 03/15/16	14,300,000	15,042,137
2.38%, 05/26/15	10,650,000	11,288,864
3.50%, 10/08/13	3,137,000	3,342,047
International Bank for Reconstruction and Development
Series G
3.63%, 05/21/13	1,625,000	1,717,550
International Finance Corp.
2.13%, 11/17/17	3,500,000	3,611,239
2.25%, 04/11/16	3,500,000	3,688,877
2.75%, 04/20/15	2,000,000	2,142,955
International Finance Corp.
Series G
3.00%, 04/22/14	4,800,000	5,113,628
Korea Development Bank
3.25%, 03/09/16	3,000,000	3,026,348
5.30%, 01/17/13	1,500,000	1,571,205
8.00%, 01/23/14	4,250,000	4,816,965
Nordic Investment Bank
2.25%, 03/15/16[a]	5,000,000	5,257,539
2.63%, 10/06/14	2,000,000	2,121,243
5.00%, 02/01/17	512,000	608,028

		284,659,238

OFFICE & BUSINESS EQUIPMENT – 0.35%
Pitney Bowes Inc.
3.88%, 06/15/13	1,000,000	1,035,489
5.00%, 03/15/15	2,200,000	2,400,538
5.75%, 09/15/17[a]	1,137,000	1,245,807
Xerox Corp.
4.50%, 05/15/21	500,000	515,051
5.50%, 05/15/12	2,600,000	2,683,421
5.63%, 12/15/19	550,000	617,857
6.35%, 05/15/18	1,750,000	2,043,418
6.40%, 03/15/16	2,500,000	2,863,542

		13,405,123

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
OIL & GAS – 5.28%
Anadarko Petroleum Corp.
5.95%, 09/15/16	$4,233,000	$4,770,112
6.38%, 09/15/17	1,700,000	1,963,667
7.63%, 03/15/14	1,500,000	1,699,353
8.70%, 03/15/19	500,000	645,223
Apache Corp.
5.25%, 04/15/13	1,322,000	1,414,440
5.63%, 01/15/17	2,250,000	2,675,716
BP Capital Markets PLC
3.13%, 10/01/15	2,700,000	2,818,207
3.20%, 03/11/16	1,500,000	1,574,037
3.63%, 05/08/14	2,500,000	2,638,468
3.88%, 03/10/15	2,200,000	2,351,128
4.50%, 10/01/20	2,000,000	2,135,169
4.74%, 03/11/21	2,500,000	2,734,876
4.75%, 03/10/19	1,250,000	1,372,522
5.25%, 11/07/13	3,512,000	3,805,811
Canadian Natural Resources Ltd.
5.15%, 02/01/13	1,750,000	1,848,122
5.70%, 05/15/17	2,284,000	2,663,319
Cenovus Energy Inc.
4.50%, 09/15/14	1,850,000	2,007,791
5.70%, 10/15/19	1,000,000	1,156,627
Chevron Corp.
3.95%, 03/03/14	3,300,000	3,547,746
4.95%, 03/03/19	2,550,000	2,999,945
ConocoPhillips
4.60%, 01/15/15	3,000,000	3,299,166
4.75%, 10/15/12	2,000,000	2,091,576
4.75%, 02/01/14	3,100,000	3,375,892
5.20%, 05/15/18	1,650,000	1,904,687
5.75%, 02/01/19	3,000,000	3,584,502
6.00%, 01/15/20	450,000	544,828
Devon Energy Corp.
2.40%, 07/15/16	750,000	760,262
4.00%, 07/15/21	200,000	207,941
6.30%, 01/15/19	2,200,000	2,681,775
Diamond Offshore Drilling Inc.
5.88%, 05/01/19	750,000	867,741
EnCana Holdings Finance Corp.
5.80%, 05/01/14	3,400,000	3,765,370

Security	Principal	Value
Ensco PLC
3.25%, 03/15/16	$2,850,000	$2,938,343
4.70%, 03/15/21	3,900,000	4,076,897
EOG Resources Inc.
2.50%, 02/01/16[a]	500,000	514,733
2.95%, 06/01/15	2,000,000	2,105,130
4.10%, 02/01/21	1,250,000	1,323,085
5.63%, 06/01/19	1,500,000	1,768,140
5.88%, 09/15/17	453,000	538,120
EQT Corp.
8.13%, 06/01/19	750,000	914,072
Hess Corp.
8.13%, 02/15/19	1,500,000	1,949,477
Husky Energy Inc.
5.90%, 06/15/14	2,200,000	2,443,416
7.25%, 12/15/19	2,100,000	2,565,688
Marathon Oil Corp.
5.90%, 03/15/18	1,637,000	1,899,043
Marathon Petroleum Corp.
3.50%, 03/01/16[c]	100,000	104,003
5.13%, 03/01/21[c]	1,500,000	1,587,293
Nabors Industries Inc.
4.63%, 09/15/21[c]	500,000	496,216
9.25%, 01/15/19	3,250,000	4,134,156
Nexen Inc.
6.20%, 07/30/19[a]	1,750,000	2,051,655
Noble Energy Inc.
8.25%, 03/01/19	750,000	982,065
Noble Holding International Ltd.
3.45%, 08/01/15	3,000,000	3,180,192
NuStar Logistics LP
4.80%, 09/01/20	1,600,000	1,632,837
Occidental Petroleum Corp.
1.75%, 02/15/17	1,250,000	1,249,819
4.10%, 02/01/21[a]	3,500,000	3,792,822
Pemex Project Funding Master Trust
5.75%, 03/01/18	3,467,000	3,874,372
Petro-Canada
6.05%, 05/15/18	2,750,000	3,194,270
Petrobras International Finance Co.
3.88%, 01/27/16	1,000,000	1,020,469
5.38%, 01/27/21	3,750,000	3,978,554

48	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
5.75%, 01/20/20	$2,000,000	$2,148,365
5.88%, 03/01/18	1,762,000	1,915,849
6.13%, 10/06/16	6,250,000	7,003,235
7.88%, 03/15/19	5,100,000	6,146,588
Petroleos Mexicanos
4.88%, 03/15/15	2,000,000	2,160,000
5.50%, 01/21/21	2,900,000	3,146,500
6.00%, 03/05/20	450,000	504,045
8.00%, 05/03/19	2,500,000	3,137,500
Rowan Companies Inc.
5.00%, 09/01/17	800,000	844,364
Shell International Finance BV
1.88%, 03/25/13	2,500,000	2,550,897
3.10%, 06/28/15	4,000,000	4,248,850
3.25%, 09/22/15	2,250,000	2,402,368
4.00%, 03/21/14	4,650,000	5,011,824
4.30%, 09/22/19	6,200,000	6,871,405
Statoil ASA
3.13%, 08/17/17	3,500,000	3,699,451
3.88%, 04/15/14	1,800,000	1,940,284
5.25%, 04/15/19	2,550,000	2,972,266
Suncor Energy Inc.
6.10%, 06/01/18	750,000	875,116
Talisman Energy Inc.
3.75%, 02/01/21[a]	1,500,000	1,480,054
7.75%, 06/01/19	1,950,000	2,437,439
Total Capital Canada Ltd.
1.63%, 01/28/14	650,000	663,039
Total Capital SA
2.30%, 03/15/16	500,000	515,201
3.00%, 06/24/15	1,000,000	1,060,251
3.13%, 10/02/15	2,500,000	2,663,200
4.13%, 01/28/21	650,000	697,410
4.45%, 06/24/20	2,000,000	2,200,295
Transocean Inc.
4.95%, 11/15/15	1,850,000	1,991,249
6.00%, 03/15/18	1,500,000	1,646,675
6.50%, 11/15/20	2,000,000	2,247,268
Valero Energy Corp.
6.13%, 06/15/17	657,000	741,019
6.13%, 02/01/20	1,750,000	1,964,288
9.38%, 03/15/19	1,000,000	1,296,084

		203,403,265

Security	Principal	Value
OIL & GAS SERVICES – 0.37%
Baker Hughes Inc.
3.20%, 08/15/21[c]	$2,200,000	$2,224,373
7.50%, 11/15/18	950,000	1,248,911
Cameron International Corp.
4.50%, 06/01/21	1,850,000	1,928,545
Halliburton Co.
6.15%, 09/15/19	1,500,000	1,809,093
Weatherford International Inc.
6.35%, 06/15/17	3,985,000	4,529,877
Weatherford International Ltd.
5.13%, 09/15/20[a]	2,450,000	2,577,530
5.15%, 03/15/13[a]	48,000	50,657

		14,368,986

PACKAGING & CONTAINERS – 0.04%
Bemis Co. Inc.
5.65%, 08/01/14[a]	1,000,000	1,096,261
6.80%, 08/01/19	500,000	600,949

		1,697,210

PHARMACEUTICALS – 3.02%
Abbott Laboratories
2.70%, 05/27/15	3,800,000	4,007,365
5.13%, 04/01/19	3,050,000	3,526,912
5.60%, 11/30/17	5,616,000	6,723,632
AmerisourceBergen Corp.
5.88%, 09/15/15	795,000	912,195
AstraZeneca PLC
5.40%, 09/15/12	2,433,000	2,552,514
5.40%, 06/01/14	500,000	557,893
5.90%, 09/15/17	6,950,000	8,287,084
Bristol-Myers Squibb Co.
5.45%, 05/01/18	1,650,000	1,933,875
Cardinal Health Inc.
4.00%, 06/15/15	2,000,000	2,137,446
Eli Lilly and Co.
4.20%, 03/06/14	2,100,000	2,273,925
5.20%, 03/15/17	1,000,000	1,161,132
Express Scripts Inc.
3.13%, 05/15/16	3,000,000	3,068,875
6.25%, 06/15/14	2,000,000	2,234,438
GlaxoSmithKline Capital Inc.
4.85%, 05/15/13	3,650,000	3,906,474

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
5.65%, 05/15/18	$4,633,000	$5,553,985
McKesson Corp.
3.25%, 03/01/16	3,200,000	3,399,312
4.75%, 03/01/21	750,000	840,023
Mead Johnson Nutrition Co.
3.50%, 11/01/14	1,500,000	1,584,659
Medco Health Solutions Inc.
2.75%, 09/15/15	400,000	408,413
6.13%, 03/15/13	640,000	682,348
7.13%, 03/15/18	1,700,000	2,038,682
7.25%, 08/15/13	1,000,000	1,104,296
Merck & Co. Inc.
4.00%, 06/30/15	250,000	276,100
4.75%, 03/01/15	600,000	673,830
5.00%, 06/30/19	6,000,000	7,028,021
Novartis Capital Corp.
2.90%, 04/24/15	5,650,000	5,980,741
4.13%, 02/10/14	2,950,000	3,185,763
Novartis Securities Investment Ltd.
5.13%, 02/10/19	6,511,000	7,559,428
Pfizer Inc.
5.35%, 03/15/15	4,850,000	5,517,674
6.20%, 03/15/19	6,300,000	7,713,063
Sanofi-Aventis SA
1.63%, 03/28/14	2,500,000	2,548,439
2.63%, 03/29/16	2,200,000	2,279,125
4.00%, 03/29/21	2,000,000	2,102,382
Schering-Plough Corp./Merck & Co. Inc.
5.30%, 12/01/13	3,400,000	3,736,613
Teva Pharmaceutical Finance II/ III LLC
3.00%, 06/15/15	1,300,000	1,360,142
Teva Pharmaceutical Finance III BV
1.70%, 03/21/14	800,000	810,188
Wyeth
5.50%, 03/15/13	1,950,000	2,091,519
5.50%, 02/01/14	4,192,000	4,645,264

		116,403,770

PIPELINES – 2.05%
Boardwalk Pipelines Partners LP
5.75%, 09/15/19	750,000	852,153

Security	Principal	Value
Buckeye Partners LP
4.88%, 02/01/21	$2,400,000	$2,511,548
5.50%, 08/15/19	500,000	544,624
CenterPoint Energy Resources Corp.
4.50%, 01/15/21[c]	1,888,000	1,988,283
Duke Capital LLC
8.00%, 10/01/19	750,000	963,215
Enbridge Energy Partners LP
5.20%, 03/15/20	5,500,000	6,069,611
9.88%, 03/01/19	875,000	1,197,079
Enbridge Inc.
5.60%, 04/01/17	1,625,000	1,846,684
Energy Transfer Partners LP
4.65%, 06/01/21[a]	800,000	786,393
5.95%, 02/01/15	1,900,000	2,090,230
9.00%, 04/15/19	1,800,000	2,223,204
9.70%, 03/15/19	1,500,000	1,903,621
Enterprise Products Operating LLC
3.20%, 02/01/16	350,000	361,622
4.60%, 08/01/12	1,125,000	1,160,828
6.50%, 01/31/19	2,550,000	2,969,644
Enterprise Products Operating LP
5.60%, 10/15/14	5,998,000	6,578,995
Kinder Morgan Energy Partners LP
3.50%, 03/01/16	1,150,000	1,186,138
4.15%, 03/01/22[a]	800,000	797,956
5.00%, 12/15/13	3,000,000	3,224,916
6.85%, 02/15/20	1,000,000	1,181,486
9.00%, 02/01/19	2,100,000	2,717,902
Magellan Midstream Partners LP
4.25%, 02/01/21	2,000,000	2,067,441
6.55%, 07/15/19	1,625,000	1,967,122
ONEOK Inc.
5.20%, 06/15/15	1,000,000	1,098,784
ONEOK Partners LP
3.25%, 02/01/16	1,000,000	1,031,047
8.63%, 03/01/19	1,000,000	1,291,883
Panhandle Eastern Pipe Line Co. LP
6.05%, 08/15/13	3,000,000	3,190,270
Plains All American Pipeline LP
5.00%, 02/01/21	2,125,000	2,261,140
5.75%, 01/15/20	1,000,000	1,118,140
8.75%, 05/01/19	2,200,000	2,821,823

50	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
Southern Natural Gas Co./ Southern Natural Issuing Corp.
4.40%, 06/15/21[c]	$1,350,000	$1,402,185
Spectra Energy Partners LP
2.95%, 06/15/16	1,000,000	1,017,774
TC Pipelines LP
4.65%, 06/15/21	450,000	465,364
Tennessee Gas Pipeline Co.
7.50%, 04/01/17	1,125,000	1,380,008
TransCanada PipeLines Ltd.
3.40%, 06/01/15	2,000,000	2,122,773
3.80%, 10/01/20	1,000,000	1,045,350
6.35%, 05/15/17[b]	500,000	500,000
6.50%, 08/15/18	3,423,000	4,153,277
Transcontinental Gas Pipe Line Co. LLC
6.05%, 06/15/18	1,000,000	1,171,292
Williams Partners LP
3.80%, 02/15/15	750,000	796,072
5.25%, 03/15/20	2,500,000	2,729,808
7.25%, 02/01/17	1,750,000	2,094,774

		78,882,459

REAL ESTATE – 0.11%
Prologis LP
6.63%, 05/15/18	2,750,000	2,896,198
6.88%, 03/15/20	120,000	126,769
7.63%, 08/15/14	500,000	552,794
Regency Centers LP
5.88%, 06/15/17	500,000	542,533

		4,118,294

REAL ESTATE INVESTMENT TRUSTS – 1.40%
Arden Realty LP
5.25%, 03/01/15	1,000,000	1,075,858
AvalonBay Communities Inc.
3.95%, 01/15/21	550,000	547,001
5.70%, 03/15/17	750,000	848,422
Boston Properties LP
5.63%, 11/15/20	2,000,000	2,172,635
5.88%, 10/15/19	1,000,000	1,116,403
6.25%, 01/15/13	553,000	587,974

Security	Principal	Value
Brandywine Operating Partnership LP
6.00%, 04/01/16	$1,000,000	$1,063,466
BRE Properties Inc.
5.50%, 03/15/17	750,000	803,355
Digital Realty Trust LP
4.50%, 07/15/15	800,000	827,160
5.25%, 03/15/21	800,000	798,796
Duke Realty LP
5.95%, 02/15/17	1,000,000	1,052,014
6.75%, 03/15/20	1,250,000	1,331,648
7.38%, 02/15/15	500,000	554,750
Equity One Inc.
6.25%, 12/15/14	500,000	533,320
ERP Operating LP
4.75%, 07/15/20	1,500,000	1,552,665
5.13%, 03/15/16	1,516,000	1,651,548
5.75%, 06/15/17	1,322,000	1,476,423
HCP Inc.
2.70%, 02/01/14	200,000	199,013
3.75%, 02/01/16	150,000	151,196
5.38%, 02/01/21	2,150,000	2,190,472
6.00%, 01/30/17	500,000	536,832
6.70%, 01/30/18[a]	1,076,000	1,198,964
Health Care Property Investors Inc.
5.65%, 12/15/13	1,600,000	1,676,821
Health Care REIT Inc.
3.63%, 03/15/16[a]	300,000	298,410
4.95%, 01/15/21	1,000,000	969,329
6.20%, 06/01/16	1,625,000	1,792,718
Healthcare Realty Trust Inc.
5.75%, 01/15/21	500,000	508,293
6.50%, 01/17/17	500,000	548,283
Hospitality Properties Trust
5.13%, 02/15/15	1,000,000	1,019,685
5.63%, 03/15/17	900,000	931,176
7.88%, 08/15/14	450,000	497,316
HRPT Properties Trust
6.25%, 06/15/17	1,000,000	1,106,859
Kilroy Realty LP
4.80%, 07/15/18	1,500,000	1,503,437
Kimco Realty Corp.
5.70%, 05/01/17	2,500,000	2,726,299

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
Liberty Property LP
6.63%, 10/01/17	$1,300,000	$1,497,536
Mack-Cali Realty Corp.
7.75%, 08/15/19	300,000	364,142
National Retail Properties Inc.
5.50%, 07/15/21	1,000,000	954,460
Nationwide Health Properties Inc.
6.25%, 02/01/13	500,000	523,797
Realty Income Corp.
6.75%, 08/15/19	1,000,000	1,147,609
Simon Property Group LP
4.20%, 02/01/15	2,500,000	2,650,718
4.38%, 03/01/21	1,400,000	1,395,165
5.25%, 12/01/16	1,322,000	1,441,752
5.65%, 02/01/20	2,000,000	2,178,602
6.13%, 05/30/18	1,950,000	2,178,132
10.35%, 04/01/19	500,000	691,208
UDR Inc.
4.25%, 06/01/18	800,000	776,176
Ventas Realty LP/Ventas Capital Corp.
3.13%, 11/30/15	400,000	391,750
4.75%, 06/01/21	500,000	484,029
Vornado Realty Trust
4.25%, 04/01/15	1,500,000	1,555,321

		54,078,938

RETAIL – 2.29%
AutoZone Inc.
5.75%, 01/15/15	2,095,000	2,338,808
6.50%, 01/15/14	1,174,000	1,309,909
Best Buy Co. Inc.
3.75%, 03/15/16	200,000	202,056
5.50%, 03/15/21[a]	2,350,000	2,262,234
Costco Wholesale Corp.
5.50%, 03/15/17	750,000	889,020
CVS Caremark Corp.
3.25%, 05/18/15	2,000,000	2,103,492
4.75%, 05/18/20	2,000,000	2,167,519
5.75%, 06/01/17	1,300,000	1,494,655
6.60%, 03/15/19[a]	2,500,000	3,005,942
Gap Inc. (The)
5.95%, 04/12/21	1,350,000	1,269,000

Security	Principal	Value
Home Depot Inc. (The)
4.40%, 04/01/21	$2,000,000	$2,133,686
5.25%, 12/16/13	2,000,000	2,173,123
5.40%, 03/01/16	3,333,000	3,825,671
Kohl’s Corp.
6.25%, 12/15/17	500,000	593,965
Lowe’s Companies Inc.
2.13%, 04/15/16	500,000	508,225
4.63%, 04/15/20	1,250,000	1,376,330
5.40%, 10/15/16	1,500,000	1,731,062
Macy’s Retail Holdings Inc.
5.90%, 12/01/16	3,500,000	3,881,257
McDonald’s Corp.
3.63%, 05/20/21	1,000,000	1,076,816
4.30%, 03/01/13	3,000,000	3,170,252
5.35%, 03/01/18	2,284,000	2,722,123
Nordstrom Inc.
6.25%, 01/15/18[a]	2,200,000	2,581,177
Staples Inc.
9.75%, 01/15/14	3,100,000	3,652,787
Target Corp.
1.13%, 07/18/14	5,340,000	5,379,792
3.88%, 07/15/20[a]	1,000,000	1,058,099
6.00%, 01/15/18	2,550,000	3,102,829
TJX Companies Inc. (The)
6.95%, 04/15/19	1,000,000	1,257,992
Wal-Mart Stores Inc.
1.50%, 10/25/15	1,000,000	1,009,963
1.63%, 04/15/14	1,200,000	1,229,975
2.25%, 07/08/15	1,000,000	1,040,073
2.80%, 04/15/16[a]	1,500,000	1,583,120
3.20%, 05/15/14	2,500,000	2,662,859
3.25%, 10/25/20	1,750,000	1,779,129
3.63%, 07/08/20	550,000	575,668
4.13%, 02/01/19	500,000	546,889
4.25%, 04/15/21	3,000,000	3,274,634
4.55%, 05/01/13	6,683,000	7,126,102
5.38%, 04/05/17	1,000,000	1,181,678
5.80%, 02/15/18	2,084,000	2,513,693

52	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
Walgreen Co.
4.88%, 08/01/13	$2,500,000	$2,698,468
5.25%, 01/15/19	584,000	679,963
Yum! Brands Inc.
3.75%, 11/01/21	1,500,000	1,497,374
3.88%, 11/01/20	300,000	304,741
5.30%, 09/15/19	750,000	845,557
6.25%, 03/15/18	500,000	596,812

		88,414,519

SAVINGS & LOANS – 0.01%
Santander Holdings USA Inc.
4.63%, 04/19/16[a]	250,000	246,630

		246,630

SEMICONDUCTORS – 0.20%
Analog Devices Inc.
3.00%, 04/15/16	150,000	156,233
5.00%, 07/01/14	300,000	329,783
Applied Materials Inc.
2.65%, 06/15/16[a]	400,000	408,996
4.30%, 06/15/21	1,000,000	1,038,844
Broadcom Corp.
2.38%, 11/01/15[c]	150,000	151,919
KLA-Tencor Corp.
6.90%, 05/01/18	500,000	578,700
National Semiconductor Corp.
6.60%, 06/15/17	1,500,000	1,797,902
Texas Instruments Inc.
1.38%, 05/15/14	2,400,000	2,429,593
2.38%, 05/16/16	750,000	774,433

		7,666,403

SOFTWARE – 0.96%
Adobe Systems Inc.
3.25%, 02/01/15	750,000	792,193
4.75%, 02/01/20	750,000	788,749
CA Inc.
5.38%, 12/01/19	1,000,000	1,094,283
Dun & Bradstreet Corp.
2.88%, 11/15/15	1,000,000	1,028,873
Fiserv Inc.
3.13%, 06/15/16	1,200,000	1,222,586
4.75%, 06/15/21	1,450,000	1,511,026
6.80%, 11/20/17	500,000	588,328

Security	Principal	Value
Intuit Inc.
5.75%, 03/15/17	$1,100,000	$1,259,500
Microsoft Corp.
2.50%, 02/08/16	1,600,000	1,682,301
2.95%, 06/01/14	2,500,000	2,652,050
4.00%, 02/08/21[a]	2,000,000	2,180,461
4.20%, 06/01/19	3,050,000	3,397,251
Oracle Corp.
3.75%, 07/08/14	3,000,000	3,243,567
4.95%, 04/15/13	1,000,000	1,069,307
5.00%, 07/08/19	1,000,000	1,152,572
5.25%, 01/15/16	4,104,000	4,733,528
5.75%, 04/15/18	7,300,000	8,754,288

		37,150,863

TELECOMMUNICATIONS – 5.03%
America Movil SAB de CV
2.38%, 09/08/16	900,000	892,692
3.63%, 03/30/15[a]	1,000,000	1,064,054
5.00%, 03/30/20	3,500,000	3,786,347
5.50%, 03/01/14	2,700,000	2,980,697
American Tower Corp.
4.50%, 01/15/18	3,300,000	3,418,321
4.63%, 04/01/15	500,000	535,255
5.05%, 09/01/20	1,000,000	1,031,378
7.00%, 10/15/17	1,000,000	1,170,132
AT&T Inc.
2.50%, 08/15/15	9,200,000	9,390,711
2.95%, 05/15/16	6,000,000	6,212,827
3.88%, 08/15/21	3,000,000	3,093,880
4.95%, 01/15/13	2,750,000	2,888,051
5.10%, 09/15/14	4,250,000	4,694,484
5.50%, 02/01/18	3,614,000	4,155,920
5.63%, 06/15/16	1,950,000	2,246,863
5.80%, 02/15/19	2,700,000	3,168,194
6.70%, 11/15/13	3,060,000	3,404,004
British Telecom PLC
5.95%, 01/15/18	2,170,000	2,448,756
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	7,250,000	7,978,362
8.50%, 11/15/18	2,470,000	3,302,540

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
CenturyLink Inc.
6.45%, 06/15/21	$1,000,000	$984,249
Cisco Systems Inc.
3.15%, 03/14/17	1,000,000	1,043,796
4.45%, 01/15/20	2,500,000	2,714,467
4.95%, 02/15/19	1,000,000	1,124,423
5.50%, 02/22/16	11,842,000	13,716,161
Corning Inc.
4.25%, 08/15/20	200,000	208,009
Deutsche Telekom International Finance BV
5.25%, 07/22/13	3,000,000	3,209,129
5.88%, 08/20/13	3,115,000	3,369,120
6.00%, 07/08/19	1,000,000	1,183,879
6.75%, 08/20/18	1,200,000	1,454,210
Embarq Corp.
7.08%, 06/01/16	3,333,000	3,600,518
France Telecom SA
2.13%, 09/16/15	1,400,000	1,382,439
4.38%, 07/08/14	1,500,000	1,606,369
5.38%, 07/08/19	1,000,000	1,118,986
Harris Corp.
4.40%, 12/15/20	200,000	208,991
6.38%, 06/15/19	1,300,000	1,550,848
Juniper Networks Inc.
3.10%, 03/15/16	550,000	571,201
4.60%, 03/15/21	100,000	104,557
Nokia OYJ
5.38%, 05/15/19[a]	1,000,000	984,762
Qwest Communications International Inc.
7.13%, 04/01/18	2,000,000	2,109,889
Qwest Communications International Inc.
Series B
7.50%, 02/15/14	1,000,000	1,000,000
Qwest Corp.
6.50%, 06/01/17	2,000,000	2,137,545
7.50%, 10/01/14	1,500,000	1,650,231
8.38%, 05/01/16	1,400,000	1,609,873
Rogers Wireless Inc.
6.38%, 03/01/14	5,416,000	6,088,178

Security	Principal	Value
Telecom Italia Capital SA
5.25%, 11/15/13	$6,299,000	$6,305,258
5.25%, 10/01/15	2,250,000	2,205,237
7.18%, 06/18/19	2,550,000	2,658,399
Telefonica Emisiones SAU
2.58%, 04/26/13	1,500,000	1,480,459
3.73%, 04/27/15	1,250,000	1,223,857
3.99%, 02/16/16	800,000	789,999
4.95%, 01/15/15	1,000,000	1,018,464
5.13%, 04/27/20	2,500,000	2,368,211
5.46%, 02/16/21	2,400,000	2,329,640
5.88%, 07/15/19	750,000	747,937
6.22%, 07/03/17[a]	800,000	824,269
6.42%, 06/20/16	1,950,000	2,070,870
Telefonos de Mexico SAB de CV
5.50%, 01/27/15	750,000	833,325
Verizon Communications Inc.
1.95%, 03/28/14	3,000,000	3,071,302
3.00%, 04/01/16[a]	4,000,000	4,147,112
4.60%, 04/01/21	1,000,000	1,089,735
5.25%, 04/15/13	4,250,000	4,543,607
5.50%, 02/15/18	1,000,000	1,150,788
5.55%, 02/15/16	2,600,000	2,967,384
6.10%, 04/15/18	5,692,000	6,736,921
6.35%, 04/01/19	1,000,000	1,205,355
8.75%, 11/01/18	3,674,000	4,936,838
Virgin Media Secured Finance PLC
5.25%, 01/15/21[c]	1,000,000	1,079,007
Vodafone Group PLC
2.88%, 03/16/16	1,000,000	1,031,084
4.15%, 06/10/14	7,000,000	7,569,341
5.45%, 06/10/19	1,750,000	2,022,964
5.63%, 02/27/17	2,350,000	2,704,592
5.75%, 03/15/16[a]	1,933,000	2,232,130

		193,939,383

TEXTILES – 0.03%
Cintas Corp. No. 2
2.85%, 06/01/16	1,150,000	1,188,628

		1,188,628

TOYS, GAMES & HOBBIES – 0.04%
Hasbro Inc.
6.13%, 05/15/14	1,000,000	1,111,250

54	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
Mattel Inc.
4.35%, 10/01/20	$500,000	$526,447

		1,637,697

TRANSPORTATION – 1.00%
Burlington Northern Santa Fe Corp.
5.75%, 03/15/18	1,666,000	1,939,404
5.90%, 07/01/12	1,950,000	2,027,842
Canadian National Railway Co.
5.55%, 03/01/19[a]	2,550,000	3,017,656
Canadian Pacific Railway Co.
7.25%, 05/15/19	500,000	622,966
Con-Way Inc.
7.25%, 01/15/18	1,000,000	1,117,371
CSX Corp.
4.25%, 06/01/21	200,000	210,769
6.25%, 04/01/15	2,750,000	3,177,670
7.38%, 02/01/19	1,500,000	1,891,289
Federal Express Corp.
9.65%, 06/15/12	300,000	319,840
FedEx Corp.
8.00%, 01/15/19[a]	500,000	646,194
Norfolk Southern Corp.
5.75%, 01/15/16	2,200,000	2,533,446
5.75%, 04/01/18	1,550,000	1,810,957
Ryder System Inc.
3.15%, 03/02/15	800,000	830,898
3.50%, 06/01/17[a]	450,000	462,919
3.60%, 03/01/16	100,000	104,642
5.85%, 11/01/16	1,500,000	1,722,261
Union Pacific Corp.
4.16%, 07/15/22[c]	875,000	923,789
5.45%, 01/31/13	1,500,000	1,595,928
5.70%, 08/15/18	1,137,000	1,332,314
5.75%, 11/15/17	1,350,000	1,583,513
United Parcel Service Inc.
3.13%, 01/15/21	4,100,000	4,202,305
3.88%, 04/01/14	2,750,000	2,972,213
4.50%, 01/15/13	2,000,000	2,103,657
5.13%, 04/01/19	1,000,000	1,186,367

		38,336,210

Security	Principal	Value
TRUCKING & LEASING – 0.06%
GATX Corp.
3.50%, 07/15/16	$750,000	$778,847
4.75%, 10/01/12	500,000	516,306
4.85%, 06/01/21	1,000,000	1,058,071

		2,353,224

WATER – 0.05%
Veolia Environnement
6.00%, 06/01/18	1,625,000	1,854,676

		1,854,676

TOTAL CORPORATE BONDS & NOTES
(Cost: $3,336,396,779)		3,534,122,467

FOREIGN GOVERNMENT BONDS & NOTES[e] – 6.54%

BRAZIL – 0.67%
Brazil (Federative Republic of)
4.88%, 01/22/21	4,900,000	5,439,000
5.88%, 01/15/19	2,650,000	3,144,225
6.00%, 01/17/17	3,125,000	3,656,250
7.88%, 03/07/15	900,000	1,094,850
8.00%, 01/15/18	5,528,611	6,675,798
8.88%, 10/14/19	1,000,000	1,407,500
10.25%,
06/17/13[a]	1,750,000	2,038,750
12.75%,
01/15/20	1,500,000	2,482,500

		25,938,873

CANADA – 2.21%
British Columbia (Province of)
2.85%, 06/15/15	3,000,000	3,214,944
Canada (Government of)
2.38%, 09/10/14	3,000,000	3,176,219
Export Development Canada
2.38%, 03/19/12	5,625,000	5,687,139
3.13%, 04/24/14[a]	4,000,000	4,285,859
Manitoba (Province of)
4.90%, 12/06/16	3,750,000	4,382,009
New Brunswick (Province of)
5.20%, 02/21/17	500,000	591,281
Nova Scotia (Province of)
5.13%, 01/26/17	750,000	881,936
9.25%, 03/01/20	2,000,000	2,909,203
Ontario (Province of)
1.38%, 01/27/14	4,500,000	4,575,750

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
1.88%, 11/19/12	$4,000,000	$4,071,315
2.30%, 05/10/16	5,000,000	5,193,424
2.63%, 01/20/12	9,311,000	9,387,602
2.70%, 06/16/15[a]	3,000,000	3,176,393
2.95%, 02/05/15	6,000,000	6,385,864
4.00%, 10/07/19	2,000,000	2,218,413
4.10%, 06/16/14	2,000,000	2,183,717
4.40%, 04/14/20	5,250,000	5,961,891
4.95%, 11/28/16[a]	2,000,000	2,335,916
5.45%, 04/27/16	1,625,000	1,921,895
Quebec (Province of)
2.75%, 08/25/21	3,000,000	2,949,999
3.50%, 07/29/20	3,000,000	3,195,720
4.63%, 05/14/18	1,000,000	1,162,852
5.00%, 03/01/16	4,692,000	5,445,523

		85,294,864

CHILE – 0.07%
Chile (Republic of)
5.50%, 01/15/13	2,750,000	2,912,773

		2,912,773

COLOMBIA – 0.34%
Colombia (Republic of)
4.38%, 07/12/21	4,100,000	4,315,250
7.38%, 01/27/17	2,000,000	2,465,000
7.38%, 03/18/19	3,000,000	3,825,000
8.25%, 12/22/14	2,000,000	2,405,000

		13,010,250

HUNGARY – 0.20%
Hungary (Republic of)
4.75%, 02/03/15	1,000,000	1,016,250
6.25%, 01/29/20[a]	3,000,000	3,103,710
6.38%, 03/29/21[a]	3,500,000	3,574,375

		7,694,335

ISRAEL – 0.09%
Israel (State of)
5.13%, 03/26/19[a]	2,000,000	2,225,000
5.50%, 11/09/16[a]	1,000,000	1,145,000

		3,370,000

ITALY – 0.67%
Italy (Republic of)
2.13%, 10/05/12	4,000,000	3,975,123

Security	Principal	Value
3.13%, 01/26/15	$3,500,000	$3,464,244
4.50%, 01/21/15	13,851,000	14,248,392
5.25%, 09/20/16	3,800,000	4,019,812

		25,707,571

JAPAN – 0.54%
Japan Finance Corp.
1.50%, 07/06/12	4,000,000	4,033,068
1.88%, 09/24/15	1,500,000	1,540,155
2.13%, 11/05/12	2,750,000	2,801,009
2.25%, 07/13/16	1,500,000	1,551,779
2.50%, 01/21/16	1,600,000	1,684,107
2.50%, 05/18/16	2,000,000	2,098,921
2.88%, 02/02/15	3,900,000	4,146,167
Japan Finance Organization for Municipalities
5.00%, 05/16/17[a]	2,500,000	2,947,111

		20,802,317

MEXICO – 0.72%
United Mexican States
5.13%, 01/15/20[a]	5,500,000	6,154,500
5.63%, 01/15/17	2,700,000	3,098,250
5.88%, 02/17/14	2,500,000	2,743,750
5.95%, 03/19/19	5,700,000	6,740,250
6.38%, 01/16/13	4,456,000	4,747,868
8.13%, 12/30/19[a]	2,250,000	3,240,000
11.38%, 09/15/16[a]	800,000	1,144,000

		27,868,618

PANAMA – 0.12%
Panama (Republic of)
5.20%, 01/30/20[a]	4,000,000	4,510,000

		4,510,000

PERU – 0.11%
Peru (Republic of)
7.13%, 03/30/19[a]	1,650,000	2,079,000
9.88%, 02/06/15[a]	1,625,000	2,023,125

		4,102,125

POLAND – 0.48%
Poland (Republic of)
3.88%, 07/16/15	7,750,000	8,030,937
5.13%, 04/21/21	2,000,000	2,075,000
6.25%, 07/03/12	2,700,000	2,818,125

56	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
6.38%, 07/15/19	$4,800,000	$5,508,000

		18,432,062

SOUTH AFRICA – 0.18%
South Africa (Republic of)
5.50%, 03/09/20	2,500,000	2,822,000
6.88%, 05/27/19	2,000,000	2,457,500
7.38%, 04/25/12	1,625,000	1,686,750

		6,966,250

SOUTH KOREA – 0.14%
Korea (Republic of)
5.75%, 04/16/14[a]	2,500,000	2,742,241
7.13%, 04/16/19	2,200,000	2,742,921

		5,485,162

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $238,644,658)		252,095,200

MUNICIPAL DEBT OBLIGATIONS – 0.37%

CALIFORNIA – 0.11%
California State GO
3.95%, 11/01/15	875,000	936,714
5.25%, 04/01/14	2,000,000	2,172,460
6.20%, 10/01/19	1,000,000	1,133,190

		4,242,364

ILLINOIS – 0.22%
State of Illinois GO
4.07%, 01/01/14	2,500,000	2,585,050
4.42%, 01/01/15	3,000,000	3,140,400
5.67%, 03/01/18	2,000,000	2,144,060
5.88%, 03/01/19	450,000	481,185

		8,350,695

NEW JERSEY – 0.01%
New Jersey State Turnpike Authority RB Turnpike Revenue
Series B
4.25%,
01/01/16 (AMBAC)	500,000	524,560

		524,560

Security	Shares or Principal	Value
PUERTO RICO – 0.03%
Government Development Bank for Puerto Rico RB Miscellaneous Revenue
Series B
3.67%, 05/01/14	$1,000,000	$1,017,450

		1,017,450

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $13,413,505)		14,135,069

SHORT-TERM INVESTMENTS – 6.33%

MONEY MARKET FUNDS – 6.33%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.16%[d,f,g]	192,221,478	192,221,478
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[d,f,g]	25,900,315	25,900,315
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,f]	25,812,200	25,812,200

		243,933,993

TOTAL SHORT-TERM INVESTMENTS
(Cost: $243,933,993)		243,933,993

TOTAL INVESTMENTS IN SECURITIES – 104.95%
(Cost: $3,832,388,935)		4,044,286,729

Other Assets, Less Liabilities – (4.95)%		(190,736,747)

NET ASSETS – 100.00%		$3,853,549,982

GO – General Obligation

RB – Revenue Bond

Insured by:

AMBAC – Ambac Financial Group Inc.

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Variable rate security. Rate shown is as of report date.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	Investments are denominated in U.S. dollars.
f	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
CORPORATE BONDS & NOTES – 88.20%

ADVERTISING – 0.05%
Interpublic Group of Companies Inc. (The)
10.00%, 07/15/17	$200,000	$230,500
Omnicom Group Inc.
4.45%, 08/15/20	200,000	204,899

		435,399

AEROSPACE & DEFENSE – 1.24%
Boeing Co. (The)
3.50%, 02/15/15	300,000	323,469
4.88%, 02/15/20	350,000	395,341
5.00%, 03/15/14	825,000	911,636
5.88%, 02/15/40	250,000	290,495
6.88%, 03/15/39	150,000	195,269
General Dynamics Corp.
2.25%, 07/15/16	150,000	154,888
3.88%, 07/15/21[a]	100,000	106,809
4.25%, 05/15/13	765,000	811,121
Goodrich Corp.
6.80%, 07/01/36	250,000	314,724
L-3 Communications Corp.
4.95%, 02/15/21	550,000	570,169
5.20%, 10/15/19	300,000	321,092
Lockheed Martin Corp.
4.25%, 11/15/19	300,000	325,496
6.15%, 09/01/36	618,000	711,751
Northrop Grumman Corp.
3.50%, 03/15/21	750,000	751,811
5.05%, 08/01/19	500,000	563,483
Raytheon Co.
3.13%, 10/15/20[a]	250,000	246,186
4.88%, 10/15/40	250,000	244,376
6.40%, 12/15/18	150,000	181,303
Rockwell Collins Inc.
5.25%, 07/15/19	100,000	114,387
United Technologies Corp.
4.50%, 04/15/20	750,000	830,688
4.88%, 05/01/15	550,000	623,286
5.70%, 04/15/40	350,000	406,425

Security	Principal	Value
6.05%, 06/01/36	$285,000	$344,587
6.13%, 02/01/19	725,000	884,334

		10,623,126

AGRICULTURE – 1.17%
Altria Group Inc.
4.13%, 09/11/15	200,000	213,544
4.75%, 05/05/21	500,000	514,838
9.25%, 08/06/19	950,000	1,246,653
9.70%, 11/10/18	1,525,000	2,021,828
10.20%, 02/06/39	150,000	213,684
Archer-Daniels-Midland Co.
5.38%, 09/15/35	171,000	184,356
5.45%, 03/15/18	580,000	681,856
5.77%, 03/01/41	500,000	578,117
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	350,000	366,936
8.50%, 06/15/19	100,000	123,285
Lorillard Tobacco Co.
3.50%, 08/04/16	100,000	100,210
6.88%, 05/01/20[a]	500,000	551,555
Philip Morris International Inc.
2.50%, 05/16/16	300,000	308,712
4.88%, 05/16/13	600,000	639,299
5.65%, 05/16/18	800,000	942,816
6.38%, 05/16/38	500,000	594,651
Reynolds American Inc.
6.75%, 06/15/17	580,000	681,192
7.25%, 06/15/37	114,000	128,137

		10,091,669

AIRLINES – 0.20%
American Airlines Inc.
2011-1 Pass Through Trust Class A
5.25%, 01/31/21[a]	49,926	45,183
Continental Airlines Inc.
2007-1 Pass Through Trust Class A
5.98%, 04/19/22[a]	236,754	236,754
Continental Airlines Inc.
2009-2 Pass Through Trust Class A
7.25%, 05/10/21	475,958	487,857
Delta Air Lines Inc.
2009-1 Pass Through Trust Class A
7.75%, 06/17/21	233,707	242,471

58	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
Delta Air Lines Inc.
2010-2A Pass Through Trust Class A
4.95%, 05/23/19[a]	$98,568	$95,611
Southwest Airlines Co.
5.25%, 10/01/14	600,000	641,059

		1,748,935

APPAREL – 0.02%
VF Corp.
3.50%, 09/01/21[a]	150,000	151,262

		151,262

AUTO MANUFACTURERS – 0.16%
Daimler Finance North America LLC
6.50%, 11/15/13	546,000	604,769
8.50%, 01/18/31	550,000	753,879

		1,358,648

AUTO PARTS & EQUIPMENT – 0.11%
BorgWarner Inc.
4.63%, 09/15/20	100,000	105,322
Johnson Controls Inc.
4.25%, 03/01/21	350,000	364,734
5.00%, 03/30/20	250,000	275,246
5.70%, 03/01/41	200,000	214,290

		959,592

BANKS – 19.53%
Abbey National Capital Trust I
8.96%, 06/30/30[b]	250,000	250,000
Abbey National Treasury Services PLC
4.00%, 04/27/16	300,000	283,454
American Express Bank FSB
5.50%, 04/16/13	1,700,000	1,800,311
BAC Capital Trust XI
6.63%, 05/23/36	750,000	652,500
Bank of America Corp.
3.70%, 09/01/15	1,200,000	1,186,694
4.50%, 04/01/15	1,800,000	1,767,688
4.88%, 01/15/13	570,000	578,874
5.00%, 05/13/21	700,000	688,345
5.25%, 12/01/15	700,000	714,549
5.42%, 03/15/17	700,000	682,601
5.63%, 07/01/20	1,000,000	1,014,162
5.65%, 05/01/18	800,000	819,099
5.75%, 12/01/17	250,000	259,899

Security	Principal	Value
5.88%, 01/05/21	$500,000	$510,953
6.50%, 08/01/16	1,650,000	1,775,000
7.38%, 05/15/14	250,000	269,332
7.63%, 06/01/19	300,000	338,340
Bank of America N.A.
6.00%, 10/15/36	426,000	396,164
Bank of Montreal
1.75%, 04/29/14[a]	300,000	305,396
Bank of New York Mellon Corp. (The)
4.30%, 05/15/14	1,250,000	1,357,635
4.95%, 11/01/12	1,430,000	1,502,238
5.45%, 05/15/19	200,000	228,745
Bank of Nova Scotia
2.25%, 01/22/13[a]	750,000	765,041
3.40%, 01/22/15	1,350,000	1,427,474
4.38%, 01/13/21	150,000	159,537
Barclays Bank PLC
2.50%, 01/23/13	1,100,000	1,100,769
5.00%, 09/22/16	350,000	357,785
5.13%, 01/08/20	350,000	348,921
5.14%, 10/14/20	250,000	227,346
5.20%, 07/10/14	450,000	471,085
5.45%, 09/12/12	500,000	516,736
6.75%, 05/22/19	750,000	822,112
BB&T Capital Trust II
6.75%, 06/07/36	228,000	226,860
BB&T Corp.
2.05%, 04/28/14[a]	500,000	506,973
3.85%, 07/27/12	500,000	513,538
6.85%, 04/30/19	900,000	1,089,635
BBVA U.S. Senior SA Unipersonal
3.25%, 05/16/14	500,000	483,437
BNP Paribas SA
3.25%, 03/11/15	1,250,000	1,235,505
5.00%, 01/15/21[a]	500,000	510,481
Canadian Imperial Bank of Commerce
1.45%, 09/13/13	200,000	201,010
2.35%, 12/11/15	300,000	306,104
Capital One Bank (USA) N.A.
8.80%, 07/15/19	850,000	1,050,503
Capital One Financial Corp.
2.13%, 07/15/14	150,000	149,222
3.15%, 07/15/16[a]	150,000	149,643

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
6.75%, 09/15/17	$250,000	$285,795
7.38%, 05/23/14	250,000	281,489
Citigroup Inc.
5.00%, 09/15/14	1,600,000	1,630,990
5.30%, 10/17/12	750,000	776,183
5.38%, 08/09/20[a]	1,750,000	1,852,388
5.50%, 04/11/13	1,547,000	1,606,148
6.00%, 12/13/13	1,000,000	1,061,178
6.00%, 08/15/17	750,000	806,047
6.00%, 10/31/33	855,000	784,239
6.13%, 11/21/17	750,000	808,998
6.13%, 05/15/18	500,000	542,930
6.50%, 08/19/13	1,000,000	1,064,415
6.88%, 03/05/38	250,000	264,315
8.13%, 07/15/39	600,000	718,282
8.50%, 05/22/19	2,100,000	2,570,502
Comerica Bank
5.75%, 11/21/16[a]	1,000,000	1,134,405
Credit Suisse New York
3.50%, 03/23/15	300,000	304,998
4.38%, 08/05/20	1,000,000	971,528
5.00%, 05/15/13	1,777,000	1,862,907
5.30%, 08/13/19	250,000	256,183
5.40%, 01/14/20	800,000	796,228
5.50%, 05/01/14	900,000	970,109
Deutsche Bank AG London
3.45%, 03/30/15	1,000,000	1,016,761
4.88%, 05/20/13	1,466,000	1,524,244
5.38%, 10/12/12	570,000	594,961
6.00%, 09/01/17	450,000	503,880
Discover Bank
7.00%, 04/15/20	550,000	595,403
Export-Import Bank of Korea (The)
5.13%, 06/29/20	1,000,000	1,060,771
8.13%, 01/21/14	800,000	907,791
Fifth Third Bancorp
3.63%, 01/25/16	500,000	506,536
6.25%, 05/01/13	690,000	738,426
8.25%, 03/01/38	350,000	399,034
First Horizon National Corp.
5.38%, 12/15/15	250,000	267,447
Goldman Sachs Group Inc. (The)
3.63%, 02/07/16	650,000	647,938

Security	Principal	Value
3.70%, 08/01/15	$750,000	$739,153
5.00%, 10/01/14	867,000	909,527
5.25%, 10/15/13[a]	1,112,000	1,163,085
5.35%, 01/15/16	1,250,000	1,311,760
5.38%, 03/15/20	500,000	505,275
5.45%, 11/01/12	414,000	430,878
5.63%, 01/15/17	1,150,000	1,169,734
5.95%, 01/18/18	1,200,000	1,273,654
5.95%, 01/15/27	570,000	530,730
6.00%, 05/01/14	1,100,000	1,171,904
6.00%, 06/15/20	250,000	263,584
6.13%, 02/15/33	250,000	245,674
6.15%, 04/01/18	1,756,000	1,850,910
6.25%, 02/01/41	200,000	194,167
6.75%, 10/01/37	1,275,000	1,197,503
7.50%, 02/15/19	1,050,000	1,203,239
HSBC Bank (USA) N.A.
4.63%, 04/01/14	1,205,000	1,265,177
4.88%, 08/24/20	250,000	245,633
HSBC Holdings PLC
5.10%, 04/05/21	300,000	317,003
6.50%, 05/02/36	800,000	783,318
6.50%, 09/15/37	649,000	627,471
6.80%, 06/01/38	500,000	510,986
JPMorgan Chase & Co.
2.60%, 01/15/16	250,000	249,455
3.15%, 07/05/16	1,000,000	1,021,067
3.45%, 03/01/16	500,000	515,088
4.25%, 10/15/20	1,500,000	1,514,653
4.35%, 08/15/21[a]	500,000	517,571
4.40%, 07/22/20	1,900,000	1,932,129
4.63%, 05/10/21[a]	250,000	259,992
4.75%, 05/01/13	800,000	841,974
5.13%, 09/15/14	1,150,000	1,218,314
5.50%, 10/15/40	700,000	713,018
5.75%, 01/02/13	1,439,000	1,513,710
6.00%, 01/15/18	1,169,000	1,304,878
6.30%, 04/23/19	450,000	516,927
6.40%, 05/15/38	625,000	710,608
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	1,100,000	1,220,671
KeyCorp
3.75%, 08/13/15	600,000	632,601

60	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
5.10%, 03/24/21	$300,000	$307,524
6.50%, 05/14/13	700,000	745,500
KfW
1.25%, 10/26/15[a]	1,500,000	1,516,712
1.38%, 07/15/13	500,000	508,825
1.88%, 01/14/13	1,500,000	1,529,808
2.00%, 01/17/12[a]	1,750,000	1,760,698
2.38%, 08/25/21	750,000	736,292
2.63%, 03/03/15[a]	1,500,000	1,594,695
2.63%, 02/16/16[a]	1,000,000	1,067,098
2.75%, 09/08/20	1,000,000	1,026,374
3.25%, 03/15/13	1,661,000	1,733,222
3.50%, 03/10/14	1,200,000	1,288,379
4.00%, 01/27/20[a]	400,000	452,623
4.50%, 07/16/18	1,050,000	1,226,754
4.88%, 01/17/17	500,000	588,300
4.88%, 06/17/19	1,800,000	2,158,864
5.13%, 03/14/16	1,560,000	1,838,255
Landwirtschaftliche Rentenbank
2.38%, 09/13/17	1,000,000	1,037,057
3.25%, 03/15/13[a]	1,150,000	1,200,546
4.13%, 07/15/13	1,000,000	1,067,052
Landwirtschaftliche Rentenbank
Series G
5.00%, 11/08/16	570,000	670,146
Lloyds TSB Bank PLC
4.88%, 01/21/16	450,000	446,863
6.38%, 01/21/21	600,000	615,063
Morgan Stanley
2.88%, 01/24/14	350,000	346,095
4.75%, 04/01/14	2,300,000	2,352,503
5.45%, 01/09/17[a]	450,000	458,265
5.50%, 07/28/21	600,000	608,206
5.63%, 09/23/19	250,000	251,681
5.75%, 10/18/16	1,254,000	1,313,170
5.75%, 01/25/21	1,100,000	1,118,299
5.95%, 12/28/17	750,000	779,813
6.00%, 05/13/14	1,750,000	1,854,144
6.00%, 04/28/15	1,500,000	1,577,451
6.63%, 04/01/18	832,000	896,379
7.25%, 04/01/32	350,000	398,030
7.30%, 05/13/19	1,025,000	1,138,082

Security	Principal	Value
National City Corp.
4.90%, 01/15/15	$228,000	$248,652
6.88%, 05/15/19	800,000	915,776
Northern Trust Corp.
5.50%, 08/15/13	600,000	653,406
Oesterreichische Kontrollbank AG
1.38%, 01/21/14[a]	1,000,000	1,018,685
4.50%, 03/09/15	150,000	168,507
5.00%, 04/25/17	1,050,000	1,240,774
PNC Funding Corp.
3.63%, 02/08/15[a,c]	500,000	525,948
4.25%, 09/21/15[a,c]	200,000	216,204
5.13%, 02/08/20[a,c]	925,000	1,021,871
Rabobank Nederland
1.85%, 01/10/14	500,000	507,972
4.50%, 01/11/21	500,000	536,711
Royal Bank of Canada
2.10%, 07/29/13	750,000	769,206
2.30%, 07/20/16	500,000	505,714
Royal Bank of Scotland Group PLC
3.25%, 01/11/14	250,000	247,124
3.40%, 08/23/13	500,000	498,125
4.38%, 03/16/16	300,000	293,617
5.00%, 10/01/14	390,000	375,839
5.63%, 08/24/20	750,000	747,644
6.13%, 01/11/21	300,000	309,786
6.40%, 10/21/19	600,000	588,052
Sovereign Bank
8.75%, 05/30/18	250,000	291,876
State Street Corp.
2.88%, 03/07/16	200,000	207,937
4.30%, 05/30/14	200,000	216,915
4.38%, 03/07/21	600,000	646,213
4.96%, 03/15/18	200,000	214,959
SunTrust Bank
5.00%, 09/01/15	77,000	83,057
SunTrust Banks Inc.
3.60%, 04/15/16	150,000	154,161
SunTrust Capital VIII
6.10%, 12/15/36[b]	250,000	240,000
Swedish Export Credit Corp.
3.25%, 09/16/14	500,000	535,286

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
Toronto-Dominion Bank (The)
1.38%, 07/14/14	$100,000	$101,164
2.50%, 07/14/16	300,000	306,885
U.S. Bancorp
1.38%, 09/13/13	500,000	503,282
2.45%, 07/27/15[a]	900,000	925,300
2.88%, 11/20/14[a]	400,000	419,635
4.13%, 05/24/21	200,000	213,287
UBS AG Stamford
2.25%, 08/12/13	750,000	753,591
4.88%, 08/04/20	500,000	496,593
5.75%, 04/25/18	650,000	687,790
5.88%, 12/20/17	800,000	846,109
UBS AG Stamford
Series 10
5.88%, 07/15/16	600,000	653,401
UBS Preferred Funding Trust V
Series 1
6.24%, 05/15/16[a,b]	250,000	222,500
Union Bank N.A.
5.95%, 05/11/16	600,000	679,670
US Bank N.A.
4.80%, 04/15/15[a]	640,000	703,413
Wachovia Bank N.A./Wells Fargo & Co.
4.88%, 02/01/15[a]	570,000	613,035
5.60%, 03/15/16[a]	500,000	549,146
5.85%, 02/01/37	500,000	525,718
6.60%, 01/15/38	1,250,000	1,445,419
Wachovia Corp./Wells Fargo & Co.
5.50%, 05/01/13	1,150,000	1,229,400
5.63%, 10/15/16	1,100,000	1,200,464
5.75%, 02/01/18[a]	750,000	854,529
Wells Fargo & Co.
3.68%, 06/15/16	500,000	527,485
4.38%, 01/31/13	1,088,000	1,136,311
5.13%, 09/15/16[a]	1,075,000	1,178,300
5.63%, 12/11/17	1,150,000	1,324,865
Wells Fargo Bank N.A.
4.75%, 02/09/15	750,000	798,816
Wells Fargo Capital XIII
Series G
7.70%, 03/26/13[b]	300,000	300,000

Security	Principal	Value
Wells Fargo Capital XV
9.75%, 09/26/13[a,b]	$1,250,000	$1,300,000
Westpac Banking Corp.
2.10%, 08/02/13	500,000	506,624
2.25%, 11/19/12	300,000	303,799
3.00%, 08/04/15	1,000,000	1,020,347
4.20%, 02/27/15	250,000	264,091
4.88%, 11/19/19	300,000	321,033

		167,808,953

BEVERAGES – 1.85%
Anheuser-Busch Companies Inc.
5.50%, 01/15/18	1,005,000	1,177,037
6.45%, 09/01/37	228,000	282,656
Anheuser-Busch InBev Worldwide Inc.
1.50%, 07/14/14	150,000	152,063
4.13%, 01/15/15	450,000	491,294
4.38%, 02/15/21	75,000	82,656
5.38%, 11/15/14	900,000	1,015,902
5.38%, 01/15/20	250,000	291,449
6.38%, 01/15/40	750,000	942,581
7.75%, 01/15/19	250,000	328,200
8.20%, 01/15/39	350,000	507,575
Bottling Group LLC
6.95%, 03/15/14[a]	1,000,000	1,148,450
Brown-Forman Corp.
2.50%, 01/15/16	300,000	308,116
Coca-Cola Co. (The)
1.80%, 09/01/16[d]	750,000	754,912
3.15%, 11/15/20	500,000	509,214
3.30%, 09/01/21[d]	500,000	516,364
3.63%, 03/15/14[a]	1,200,000	1,286,208
Coca-Cola Enterprises Inc.
3.50%, 09/15/20	250,000	252,513
4.50%, 09/01/21	200,000	216,403
Diageo Capital PLC
5.75%, 10/23/17	1,126,000	1,322,493
5.88%, 09/30/36	228,000	260,874
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	250,000	259,875
Pepsi Bottling Group Inc.
Series B
7.00%, 03/01/29	285,000	375,923

62	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
PepsiCo Inc.
2.50%, 05/10/16	$100,000	$103,350
3.00%, 08/25/21	300,000	300,775
3.10%, 01/15/15	300,000	318,752
3.75%, 03/01/14[a]	750,000	805,381
5.15%, 05/15/12	250,000	257,969
5.50%, 01/15/40	250,000	282,319
7.90%, 11/01/18	1,025,000	1,364,617

		15,915,921

BIOTECHNOLOGY – 0.43%
Amgen Inc.
2.30%, 06/15/16	300,000	306,396
4.10%, 06/15/21	400,000	419,739
5.65%, 06/15/42	100,000	109,776
5.75%, 03/15/40	500,000	554,829
5.85%, 06/01/17	775,000	908,557
6.38%, 06/01/37	500,000	594,614
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	100,000	103,816
Celgene Corp.
3.95%, 10/15/20	200,000	205,868
Genentech Inc.
5.25%, 07/15/35	137,000	144,842
Gilead Sciences Inc.
4.50%, 04/01/21	200,000	214,141
Life Technologies Corp.
5.00%, 01/15/21	150,000	155,444

		3,718,022

BUILDING MATERIALS – 0.25%
CRH America Inc.
5.30%, 10/15/13	570,000	597,967
6.00%, 09/30/16	494,000	540,121
Lafarge SA
6.50%, 07/15/16	500,000	498,750
Owens Corning Inc.
6.50%, 12/01/16	450,000	479,660

		2,116,498

CHEMICALS – 1.37%
Agrium Inc.
6.75%, 01/15/19	250,000	303,832

Security	Principal	Value
Air Products & Chemicals Inc.
2.00%, 08/02/16	$250,000	$254,084
4.38%, 08/21/19	150,000	165,423
Albemarle Corp.
4.50%, 12/15/20	200,000	211,344
Dow Chemical Co. (The)
5.90%, 02/15/15	500,000	560,293
6.00%, 10/01/12	527,000	555,035
7.60%, 05/15/14	600,000	691,257
8.55%, 05/15/19	600,000	783,165
9.40%, 05/15/39	700,000	1,068,986
E.I. du Pont de Nemours and Co.
2.75%, 04/01/16[a]	500,000	522,988
4.63%, 01/15/20[a]	750,000	832,584
5.25%, 12/15/16	228,000	264,972
5.88%, 01/15/14	102,000	113,443
6.00%, 07/15/18[a]	779,000	935,447
Eastman Chemical Co.
5.50%, 11/15/19	600,000	672,643
Lubrizol Corp.
8.88%, 02/01/19	250,000	332,850
Monsanto Co.
2.75%, 04/15/16	150,000	156,612
5.88%, 04/15/38	150,000	179,896
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	150,000	156,003
5.25%, 05/15/14[a]	250,000	276,782
5.63%, 12/01/40[a]	500,000	545,880
6.50%, 05/15/19[a]	250,000	304,596
PPG Industries Inc.
1.90%, 01/15/16	100,000	99,363
3.60%, 11/15/20	100,000	101,014
6.65%, 03/15/18	150,000	182,586
Praxair Inc.
2.13%, 06/14/13	450,000	460,973
3.00%, 09/01/21	100,000	99,173
4.05%, 03/15/21	200,000	216,100
4.63%, 03/30/15	500,000	557,922
Sherwin-Williams Co. (The)
3.13%, 12/15/14	125,000	131,854
Sigma-Aldrich Corp.
3.38%, 11/01/20	50,000	50,610

		11,787,710

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
COMMERCIAL SERVICES – 0.37%
Emory University
5.63%, 09/01/19	$250,000	$298,922
Equifax Inc.
6.30%, 07/01/17	100,000	112,115
Johns Hopkins University
5.25%, 07/01/19	250,000	292,423
McKesson Corp.
5.70%, 03/01/17	171,000	200,850
Moody’s Corp.
5.50%, 09/01/20[a]	100,000	108,723
Princeton University
Series A
4.95%, 03/01/19	250,000	289,431
SAIC Inc.
4.45%, 12/01/20[d]	200,000	217,036
Stanford University
4.75%, 05/01/19	159,000	182,381
Vanderbilt University
5.25%, 04/01/19	250,000	291,211
Western Union Co. (The)
5.25%, 04/01/20	160,000	170,016
5.93%, 10/01/16	650,000	740,707
Yale University
2.90%, 10/15/14	250,000	265,817

		3,169,632

COMPUTERS – 1.23%
Computer Sciences Corp.
6.50%, 03/15/18	600,000	650,704
Dell Inc.
2.30%, 09/10/15	300,000	305,766
4.70%, 04/15/13	600,000	636,653
5.40%, 09/10/40	100,000	98,236
5.88%, 06/15/19	200,000	229,630
Hewlett-Packard Co.
1.25%, 09/13/13	250,000	248,515
2.65%, 06/01/16	400,000	405,306
3.75%, 12/01/20	350,000	344,073
4.30%, 06/01/21	200,000	204,471
4.75%, 06/02/14	500,000	542,063
6.13%, 03/01/14	1,600,000	1,774,136

Security	Principal	Value
International Business Machines Corp.
1.00%, 08/05/13	$200,000	$201,347
2.10%, 05/06/13[a]	1,025,000	1,052,447
4.75%, 11/29/12	741,000	779,845
5.60%, 11/30/39	1,220,000	1,406,935
5.70%, 09/14/17	784,000	935,724
7.63%, 10/15/18	570,000	752,063

		10,567,914

COSMETICS & PERSONAL CARE – 0.43%
Avon Products Inc.
6.50%, 03/01/19	600,000	704,865
Colgate-Palmolive Co.
2.95%, 11/01/20	250,000	256,681
Procter & Gamble Co. (The)
1.38%, 08/01/12	500,000	504,466
3.50%, 02/15/15[a]	725,000	785,051
4.70%, 02/15/19	750,000	863,246
5.55%, 03/05/37	528,000	614,933

		3,729,242

DISTRIBUTION & WHOLESALE – 0.02%
Ingram Micro Inc.
5.25%, 09/01/17	150,000	159,481

		159,481

DIVERSIFIED FINANCIAL SERVICES – 7.02%
Allstate Life Global Funding Trusts
5.38%, 04/30/13	900,000	961,736
Alterra Finance LLC
6.25%, 09/30/20	100,000	106,254
American Express Co.
6.80%, 09/01/16[b]	128,000	126,080
7.00%, 03/19/18	756,000	901,379
8.13%, 05/20/19	250,000	320,380
8.15%, 03/19/38	500,000	718,333
American Express Credit Corp.
2.75%, 09/15/15	900,000	906,766
5.13%, 08/25/14	450,000	488,994
American Express Credit Corp.
Series C
7.30%, 08/20/13	1,000,000	1,096,788
Ameriprise Financial Inc.
5.65%, 11/15/15[a]	600,000	681,329

64	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
Associates Corp. of North America
6.95%, 11/01/18	$855,000	$964,187
Bear Stearns Companies Inc. (The)/ JPMorgan Chase & Co.
5.70%, 11/15/14	570,000	623,756
6.95%, 08/10/12	1,600,000	1,690,587
7.25%, 02/01/18	750,000	888,115
Boeing Capital Corp.
4.70%, 10/27/19	250,000	281,114
Capital One Capital III
7.69%, 08/15/36	500,000	492,500
Capital One Capital V
10.25%, 08/15/39	250,000	258,750
Caterpillar Financial Services Corp.
2.00%, 04/05/13	750,000	766,059
6.13%, 02/17/14	1,030,000	1,152,853
7.15%, 02/15/19	650,000	825,519
Charles Schwab Corp. (The)
4.95%, 06/01/14[a]	600,000	661,320
CME Group Inc.
5.40%, 08/01/13[a]	125,000	134,427
Countrywide Financial Corp.
5.80%, 06/07/12[a]	342,000	348,434
6.25%, 05/15/16	575,000	563,438
Credit Suisse (Guernsey) Ltd.
5.86%, 05/15/17[b]	250,000	212,500
Credit Suisse (USA) Inc.
5.38%, 03/02/16[a]	969,000	1,056,610
7.13%, 07/15/32	150,000	180,604
Eksportfinans A/S
2.00%, 09/15/15	1,000,000	1,028,625
3.00%, 11/17/14	500,000	530,457
General Electric Capital Corp.
1.88%, 09/16/13[a]	500,000	502,270
2.10%, 01/07/14[a]	300,000	302,318
4.63%, 01/07/21	2,000,000	2,069,778
4.88%, 03/04/15[a]	1,050,000	1,138,680
5.00%, 01/08/16[a]	1,710,000	1,873,919
5.25%, 10/19/12	1,033,000	1,083,570
5.40%, 02/15/17	750,000	822,043
5.63%, 09/15/17	2,250,000	2,494,926
5.63%, 05/01/18	1,200,000	1,330,081
5.65%, 06/09/14	1,750,000	1,913,302

Security	Principal	Value
5.88%, 01/14/38	$1,200,000	$1,216,460
6.00%, 08/07/19	125,000	141,667
6.38%, 11/15/67[b]	400,000	392,000
6.75%, 03/15/32	1,267,000	1,414,839
6.88%, 01/10/39	850,000	971,605
Goldman Sachs Capital II
5.79%, 06/01/12[b]	33,000	23,760
Goldman Sachs Group Inc. (The)
6.35%, 02/15/34	570,000	513,000
HSBC Finance Corp.
5.00%, 06/30/15	600,000	640,790
6.68%, 01/15/21[d]	1,314,000	1,278,819
7.00%, 05/15/12	1,165,000	1,207,076
Jefferies Group Inc.
3.88%, 11/09/15	200,000	204,043
5.13%, 04/13/18	200,000	200,164
6.45%, 06/08/27	250,000	246,989
8.50%, 07/15/19	250,000	291,808
John Deere Capital Corp.
1.60%, 03/03/14	500,000	508,497
1.85%, 09/15/16	200,000	199,685
2.25%, 06/07/16	500,000	506,726
2.95%, 03/09/15[a]	400,000	421,903
JPMorgan Chase Capital XXV
6.80%, 10/01/37	150,000	149,625
JPMorgan Chase Capital XXVII
Series AA
7.00%, 11/01/39	950,000	950,000
Lazard Group LLC
6.85%, 06/15/17	300,000	340,408
Merrill Lynch & Co. Inc.
5.45%, 07/15/14[a]	741,000	751,504
6.05%, 08/15/12	1,600,000	1,644,109
6.05%, 05/16/16	650,000	635,583
6.40%, 08/28/17	776,000	799,170
6.88%, 04/25/18	1,275,000	1,351,779
7.75%, 05/14/38	1,150,000	1,173,052
MF Global Holdings Ltd.
6.25%, 08/08/16	300,000	295,586
MUFG Capital Finance 1 Ltd.
6.35%, 07/25/16	500,000	508,750

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
NASDAQ OMX Group Inc. (The)
5.25%, 01/16/18	$83,000	$85,393
5.55%, 01/15/20	250,000	258,089
National Rural Utilities Cooperative Finance Corp.
Series C
8.00%, 03/01/32	775,000	1,062,099
Nomura Holdings Inc.
4.13%, 01/19/16	500,000	510,484
5.00%, 03/04/15	250,000	263,100
6.70%, 03/04/20	550,000	609,333
NYSE Euronext
4.80%, 06/28/13	125,000	132,985
ORIX Corp.
4.71%, 04/27/15[a]	500,000	524,902
Raymond James Financial Inc.
4.25%, 04/15/16	50,000	51,151
SLM Corp.
5.00%, 10/01/13	1,175,000	1,169,125
5.13%, 08/27/12	350,000	352,625
5.63%, 08/01/33	250,000	205,000
6.25%, 01/25/16	350,000	350,000
8.00%, 03/25/20	150,000	154,500
8.45%, 06/15/18	600,000	624,000
Svensk Exportkredit AB
5.13%, 03/01/17	621,000	729,880
TECO Finance Inc.
6.57%, 11/01/17	600,000	710,434
Toyota Motor Credit Corp.
3.20%, 06/17/15	1,000,000	1,057,800

		60,329,078

ELECTRIC – 5.88%
Alabama Power Co.
3.38%, 10/01/20	500,000	512,003
4.85%, 12/15/12	250,000	263,960
6.00%, 03/01/39	500,000	602,167
Appalachian Power Co.
Series Q
7.00%, 04/01/38	800,000	1,016,741
Arizona Public Service Co.
5.80%, 06/30/14	400,000	442,635

Security	Principal	Value
Carolina Power & Light Co.
5.30%, 01/15/19	$500,000	$583,816
CenterPoint Energy Houston Electric LLC
7.00%, 03/01/14	1,100,000	1,254,838
Cleveland Electric Illuminating Co. (The)
Series D
7.88%, 11/01/17	250,000	308,639
Commonwealth Edison Co.
3.40%, 09/01/21	200,000	198,496
5.80%, 03/15/18	1,005,000	1,166,417
Consolidated Edison Co. of New York Inc.
5.50%, 12/01/39	550,000	611,674
6.30%, 08/15/37	548,000	671,812
Consolidated Edison Co. of New York Inc.
Series 2002-B
4.88%, 02/01/13	980,000	1,030,462
Constellation Energy Group Inc.
4.55%, 06/15/15	434,000	467,543
7.60%, 04/01/32	500,000	609,193
Consumers Energy Co.
6.70%, 09/15/19	650,000	811,695
Detroit Edison Co. (The)
5.70%, 10/01/37	550,000	630,123
Dominion Resources Inc.
4.45%, 03/15/21	500,000	539,500
5.15%, 07/15/15	867,000	978,522
7.00%, 06/15/38	250,000	320,144
Duke Capital LLC
6.25%, 02/15/13	1,004,000	1,069,425
Duke Energy Carolinas LLC
3.90%, 06/15/21	400,000	422,660
6.05%, 04/15/38	500,000	587,256
Duke Energy Corp.
3.55%, 09/15/21	200,000	198,827
3.95%, 09/15/14	500,000	536,063
6.30%, 02/01/14	775,000	863,690
Duke Energy Indiana Inc.
6.35%, 08/15/38	600,000	716,922

66	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
Edison International
3.75%, 09/15/17	$200,000	$207,563
Energy East Corp.
6.75%, 07/15/36[a]	400,000	411,084
Entergy Arkansas Inc.
3.75%, 02/15/21	300,000	299,524
Entergy Texas Inc.
7.13%, 02/01/19	500,000	605,836
Exelon Corp.
4.90%, 06/15/15	457,000	498,946
Exelon Generation Co. LLC
5.35%, 01/15/14	434,000	467,904
6.25%, 10/01/39	500,000	540,292
FirstEnergy Corp.
7.38%, 11/15/31	570,000	666,733
FirstEnergy Solutions Corp.
6.05%, 08/15/21	500,000	550,245
6.80%, 08/15/39[a]	500,000	527,714
Florida Power & Light Co.
5.25%, 02/01/41	250,000	277,234
5.95%, 02/01/38	475,000	574,729
5.96%, 04/01/39	600,000	729,721
Florida Power Corp.
5.65%, 04/01/40	200,000	225,519
6.40%, 06/15/38	485,000	612,239
FPL Group Capital Inc.
6.00%, 03/01/19	150,000	171,152
Georgia Power Co.
5.40%, 06/01/40	200,000	221,178
Great Plains Energy Inc.
2.75%, 08/15/13	500,000	507,175
4.85%, 06/01/21	50,000	52,697
Hydro-Quebec
2.00%, 06/30/16	500,000	513,505
Indiana Michigan Power Co.
7.00%, 03/15/19	600,000	732,750
Integrys Energy Group Inc.
4.17%, 11/01/20	100,000	102,293
Interstate Power & Light Co.
6.25%, 07/15/39	100,000	120,007
Kentucky Utilities Co.
1.63%, 11/01/15	50,000	50,347
5.13%, 11/01/40	500,000	544,222

Security	Principal	Value
LG&E and KU Energy LLC
2.13%, 11/15/15	$200,000	$199,376
MidAmerican Energy Holdings Co.
5.75%, 04/01/18	750,000	861,741
5.88%, 10/01/12	1,000,000	1,052,428
6.13%, 04/01/36	1,038,000	1,174,619
6.50%, 09/15/37	400,000	472,275
National Grid PLC
6.30%, 08/01/16	150,000	175,058
Nevada Power Co.
6.65%, 04/01/36	250,000	313,260
Nisource Finance Corp.
6.40%, 03/15/18	800,000	930,984
Oglethorpe Power Corp.
5.25%, 09/01/50	200,000	202,242
5.38%, 11/01/40	200,000	210,719
Oklahoma Gas & Electric Co.
5.25%, 05/15/41	400,000	426,826
Oncor Electric Delivery Co.
5.95%, 09/01/13	500,000	544,738
6.80%, 09/01/18	150,000	182,368
7.00%, 09/01/22	535,000	672,897
Pacific Gas & Electric Co.
4.80%, 03/01/14	788,000	858,427
5.40%, 01/15/40	400,000	429,012
6.05%, 03/01/34	450,000	521,935
6.25%, 03/01/39[a]	500,000	603,740
8.25%, 10/15/18	250,000	336,070
PacifiCorp
3.85%, 06/15/21	200,000	212,222
Portland General Electric Co.
6.10%, 04/15/19	200,000	243,174
PPL Electric Utilities Corp.
3.00%, 09/15/21	150,000	147,693
5.20%, 07/15/41	50,000	54,649
PPL Energy Supply LLC
6.20%, 05/15/16	272,000	314,405
Progress Energy Inc.
4.40%, 01/15/21	200,000	213,941
7.75%, 03/01/31	500,000	664,553
PSEG Power LLC
2.50%, 04/15/13	250,000	254,201
6.95%, 06/01/12	450,000	468,738

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
Public Service Co. of Colorado
4.75%, 08/15/41	$50,000	$52,276
7.88%, 10/01/12	475,000	510,914
Public Service Co. of Oklahoma
4.40%, 02/01/21	200,000	212,350
Public Service Electric and Gas Co.
5.50%, 03/01/40	500,000	569,111
Public Service Electric and Gas Co.
Series D
5.70%, 12/01/36	250,000	289,874
Puget Sound Energy Inc.
5.76%, 10/01/39	250,000	285,726
5.76%, 07/15/40	250,000	288,615
San Diego Gas & Electric Co.
3.00%, 08/15/21	200,000	199,659
6.00%, 06/01/39[a]	200,000	246,434
SCANA Corp.
4.75%, 05/15/21	350,000	366,048
Sierra Pacific Power Co.
5.45%, 09/01/13	150,000	162,102
South Carolina Electric & Gas Co.
6.05%, 01/15/38	250,000	297,611
Southern California Edison Co.
5.50%, 08/15/18	150,000	176,263
5.75%, 04/01/35	600,000	701,284
6.00%, 01/15/34	457,000	547,754
Southern Co.
2.38%, 09/15/15	200,000	204,046
Southern Power Co.
Series B
6.25%, 07/15/12	775,000	810,389
TransAlta Corp.
4.75%, 01/15/15	750,000	807,941
UIL Holdings Corp.
4.63%, 10/01/20	100,000	101,144
Union Electric Co.
6.70%, 02/01/19	250,000	306,986
Virginia Electric and Power Co.
5.40%, 04/30/18[a]	886,000	1,021,050
8.88%, 11/15/38	150,000	243,184
Virginia Electric and Power Co.
Series A
6.00%, 05/15/37	300,000	354,181

Security	Principal	Value
Wisconsin Electric Power Co.
4.25%, 12/15/19[a]	$450,000	$486,873
Xcel Energy Inc.
6.50%, 07/01/36	800,000	941,223

		50,551,161

ELECTRICAL COMPONENTS & EQUIPMENT – 0.09%
Emerson Electric Co.
5.00%, 04/15/19	700,000	791,175

		791,175

ELECTRONICS – 0.35%
Agilent Technologies Inc.
5.00%, 07/15/20	500,000	534,318
Arrow Electronics Inc.
3.38%, 11/01/15[a]	250,000	251,660
Koninklijke Philips Electronics NV
5.75%, 03/11/18	800,000	925,948
Thermo Fisher Scientific Inc.
2.05%, 02/21/14	275,000	282,971
3.20%, 03/01/16	300,000	317,107
4.50%, 03/01/21	650,000	704,889

		3,016,893

ENTERTAINMENT – 0.02%
International Game Technology
7.50%, 06/15/19	150,000	177,977

		177,977

ENVIRONMENTAL CONTROL – 0.31%
Allied Waste North America Inc.
6.88%, 06/01/17	400,000	428,000
Republic Services Inc.
6.20%, 03/01/40	500,000	556,088
Waste Management Inc.
2.60%, 09/01/16	100,000	101,633
6.10%, 03/15/18	250,000	293,757
6.13%, 11/30/39	250,000	279,121
6.38%, 03/11/15	450,000	518,349
7.00%, 07/15/28	114,000	137,251
7.38%, 03/11/19	250,000	314,187

		2,628,386

FOOD – 1.93%
Campbell Soup Co.
3.05%, 07/15/17	500,000	525,845

68	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
ConAgra Foods Inc.
7.00%, 04/15/19[a]	$700,000	$835,745
Corn Products International Inc.
4.63%, 11/01/20	150,000	155,148
Delhaize Group
6.50%, 06/15/17[a]	450,000	529,106
General Mills Inc.
5.65%, 02/15/19	1,275,000	1,506,681
H.J. Heinz Co.
5.35%, 07/15/13	250,000	270,616
Hershey Co. (The)
4.13%, 12/01/20	100,000	108,018
Kellogg Co.
5.13%, 12/03/12	950,000	1,000,628
Kellogg Co.
Series B
7.45%, 04/01/31	342,000	457,663
Kraft Foods Inc.
4.13%, 02/09/16	400,000	428,836
5.38%, 02/10/20	1,250,000	1,422,942
6.00%, 02/11/13	570,000	609,503
6.13%, 02/01/18	1,140,000	1,348,697
6.13%, 08/23/18	900,000	1,065,311
6.50%, 02/09/40	750,000	866,453
Kroger Co. (The)
5.40%, 07/15/40[a]	250,000	256,562
5.50%, 02/01/13	285,000	302,586
7.50%, 01/15/14	300,000	343,971
7.50%, 04/01/31	350,000	441,979
McCormick & Co. Inc.
3.90%, 07/15/21	300,000	311,969
Ralcorp Holdings Inc.
4.95%, 08/15/20[a]	100,000	98,086
Safeway Inc.
3.95%, 08/15/20	750,000	751,679
5.80%, 08/15/12	985,000	1,029,868
Sara Lee Corp.
6.13%, 11/01/32[a]	500,000	488,511
Sysco Corp.
6.63%, 03/17/39	100,000	131,964
Tyson Foods Inc.
10.50%, 03/01/14	250,000	292,117

Security	Principal	Value
Unilever Capital Corp.
2.75%, 02/10/16	$300,000	$316,680
4.25%, 02/10/21	250,000	277,263
5.90%, 11/15/32	342,000	416,388

		16,590,815

FOREST PRODUCTS & PAPER – 0.20%
Celulosa Arauco y Constitucion SA
7.25%, 07/29/19	100,000	116,772
International Paper Co.
7.50%, 08/15/21[a]	400,000	470,101
7.95%, 06/15/18	347,000	411,424
9.38%, 05/15/19[a]	550,000	703,464

		1,701,761

GAS – 0.34%
AGL Capital Corp.
5.25%, 08/15/19	200,000	223,824
5.88%, 03/15/41	200,000	221,148
Atmos Energy Corp.
5.50%, 06/15/41	100,000	108,967
8.50%, 03/15/19	300,000	392,361
Questar Corp.
2.75%, 02/01/16	50,000	51,251
Sempra Energy
2.00%, 03/15/14	250,000	253,650
6.00%, 10/15/39	500,000	552,989
9.80%, 02/15/19	800,000	1,092,216

		2,896,406

HAND & MACHINE TOOLS – 0.03%
Black & Decker Corp. (The)
8.95%, 04/15/14[a]	250,000	292,671

		292,671

HEALTH CARE - PRODUCTS – 0.99%
Baxter International Inc.
5.38%, 06/01/18	900,000	1,049,428
Becton, Dickinson and Co.
3.25%, 11/12/20	200,000	202,380
Boston Scientific Corp.
6.00%, 01/15/20	1,000,000	1,109,512
CareFusion Corp.
5.13%, 08/01/14	400,000	439,868
Covidien International Finance SA
6.00%, 10/15/17	700,000	849,204

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
CR Bard Inc.
2.88%, 01/15/16	$100,000	$104,918
Hospira Inc.
6.05%, 03/30/17	350,000	403,443
Johnson & Johnson
5.15%, 08/15/12	570,000	595,808
5.15%, 07/15/18	925,000	1,103,343
5.55%, 08/15/17	100,000	120,756
5.95%, 08/15/37	580,000	715,947
Medtronic Inc.
3.00%, 03/15/15	500,000	529,255
5.55%, 03/15/40	500,000	581,886
5.60%, 03/15/19	250,000	296,902
St. Jude Medical Inc.
2.50%, 01/15/16	100,000	103,344
3.75%, 07/15/14	300,000	321,422

		8,527,416

HEALTH CARE - SERVICES – 1.00%
Aetna Inc.
3.95%, 09/01/20	100,000	102,516
4.13%, 06/01/21	400,000	416,450
6.63%, 06/15/36	550,000	656,496
CIGNA Corp.
4.38%, 12/15/20	150,000	157,651
4.50%, 03/15/21	200,000	211,605
5.13%, 06/15/20	925,000	1,019,437
Coventry Health Care Inc.
5.45%, 06/15/21	150,000	159,703
Humana Inc.
7.20%, 06/15/18	250,000	302,589
Laboratory Corp. of America Holdings
3.13%, 05/15/16	250,000	261,388
Quest Diagnostics Inc.
4.70%, 04/01/21	200,000	217,355
6.95%, 07/01/37	250,000	304,720
UnitedHealth Group Inc.
4.70%, 02/15/21	200,000	218,840
4.88%, 04/01/13	600,000	634,496
5.38%, 03/15/16[a]	250,000	284,074
5.80%, 03/15/36	274,000	297,739
6.00%, 02/15/18	766,000	898,968
6.88%, 02/15/38	300,000	370,646

Security	Principal	Value
WellPoint Inc.
4.35%, 08/15/20	$200,000	$211,081
5.25%, 01/15/16	500,000	559,840
6.38%, 06/15/37	650,000	758,497
WellPoint Inc./Anthem Inc.
6.80%, 08/01/12	500,000	526,401

		8,570,492

HOME FURNISHINGS – 0.06%
Whirlpool Corp.
4.85%, 06/15/21[a]	500,000	503,061

		503,061

HOUSEHOLD PRODUCTS & WARES – 0.18%
Church & Dwight Co. Inc.
3.35%, 12/15/15	50,000	52,126
Clorox Co.
5.45%, 10/15/12	200,000	209,219
Fortune Brands Inc.
5.38%, 01/15/16	45,000	49,926
Kimberly-Clark Corp.
6.13%, 08/01/17	250,000	303,338
6.63%, 08/01/37	550,000	702,521
Tupperware Brands Corp.
4.75%, 06/01/21[d]	200,000	203,583

		1,520,713

HOUSEWARES – 0.04%
Newell Rubbermaid Inc.
4.70%, 08/15/20	100,000	102,422
5.50%, 04/15/13	250,000	264,934

		367,356

INSURANCE – 3.49%
ACE INA Holdings Inc.
5.88%, 06/15/14[a]	250,000	278,940
5.90%, 06/15/19[a]	350,000	408,894
Aegon NV
4.75%, 06/01/13	550,000	572,987
Aflac Inc.
6.45%, 08/15/40	150,000	145,740
8.50%, 05/15/19[a]	250,000	314,112
Alleghany Corp.
5.63%, 09/15/20	100,000	104,721
Allstate Corp. (The)
5.55%, 05/09/35	920,000	929,321

70	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
American International Group Inc.
3.65%, 01/15/14	$350,000	$349,891
5.05%, 10/01/15	800,000	816,133
5.85%, 01/16/18	634,000	645,072
6.40%, 12/15/20	350,000	368,218
8.18%, 05/15/38[b]	1,000,000	975,000
8.25%, 08/15/18	1,050,000	1,175,113
AON Corp.
5.00%, 09/30/20	250,000	267,497
6.25%, 09/30/40	465,000	517,294
Aspen Insurance Holdings Ltd.
6.00%, 12/15/20	100,000	103,811
AXA SA
8.60%, 12/15/30	400,000	446,899
Berkshire Hathaway Finance Corp.
3.20%, 02/11/15	1,000,000	1,051,592
4.00%, 04/15/12	500,000	510,880
5.40%, 05/15/18[a]	765,000	874,741
5.75%, 01/15/40	250,000	269,385
Chubb Corp. (The)
5.75%, 05/15/18	725,000	851,510
6.50%, 05/15/38	250,000	295,694
CNA Financial Corp.
5.88%, 08/15/20	750,000	779,332
GE Global Insurance Holding Corp.
7.00%, 02/15/26	250,000	272,092
Genworth Financial Inc.
5.75%, 06/15/14	500,000	490,000
6.52%, 05/22/18[a]	300,000	270,000
Hanover Insurance Group Inc. (The)
6.38%, 06/15/21	200,000	207,420
Hartford Financial Services Group Inc.
4.63%, 07/15/13	725,000	748,978
6.63%, 03/30/40[a]	500,000	484,566
Kemper Corp.
6.00%, 11/30/15	100,000	107,925
Lincoln National Corp.
4.85%, 06/24/21	50,000	48,965
7.00%, 06/15/40	250,000	262,032
8.75%, 07/01/19	775,000	954,587
Markel Corp.
5.35%, 06/01/21	300,000	306,376

Security	Principal	Value
Marsh & McLennan Companies Inc.
4.80%, 07/15/21[a]	$200,000	$206,019
5.75%, 09/15/15	600,000	665,865
MetLife Inc.
5.00%, 06/15/15	990,000	1,080,675
5.88%, 02/06/41[a]	200,000	210,187
6.40%, 12/15/31	975,000	892,125
7.72%, 02/15/19	750,000	921,651
Principal Financial Group Inc.
6.05%, 10/15/36	300,000	302,981
Principal Life Income Fundings Trust
5.30%, 04/24/13	350,000	372,157
Progressive Corp. (The)
3.75%, 08/23/21[a]	100,000	100,663
6.70%, 06/15/17[b]	400,000	396,000
Protective Life Secured Trust
5.45%, 09/28/12	600,000	625,516
Prudential Financial Inc.
5.10%, 09/20/14	1,550,000	1,676,627
5.70%, 12/14/36	285,000	278,537
7.38%, 06/15/19	700,000	837,546
8.88%, 06/15/18[b]	250,000	270,000
Prudential Financial Inc.
Series D
4.75%, 09/17/15	250,000	265,048
6.63%, 12/01/37	350,000	382,502
Reinsurance Group of America Inc.
5.00%, 06/01/21[a]	400,000	418,189
Torchmark Corp.
9.25%, 06/15/19	125,000	156,886
Travelers Companies Inc. (The)
5.80%, 05/15/18	285,000	324,409
6.25%, 06/15/37	250,000	280,403
Travelers Property Casualty Corp.
6.38%, 03/15/33	600,000	680,357
Unum Group
7.13%, 09/30/16	175,000	202,498
Willis North America Inc.
7.00%, 09/29/19	450,000	506,981
WR Berkley Corp.
5.38%, 09/15/20	200,000	205,837

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
XL Capital Ltd.
5.25%, 09/15/14	$500,000	$535,255

		30,000,632

INTERNET – 0.13%
eBay Inc.
1.63%, 10/15/15	200,000	200,574
3.25%, 10/15/20	100,000	98,675
Expedia Inc.
5.95%, 08/15/20[a]	300,000	302,684
Google Inc.
1.25%, 05/19/14	200,000	203,430
2.13%, 05/19/16	100,000	103,284
3.63%, 05/19/21	200,000	211,501

		1,120,148

IRON & STEEL – 0.48%
Allegheny Technologies Inc.
9.38%, 06/01/19	150,000	193,733
ArcelorMittal SA
3.75%, 08/05/15[a]	500,000	487,453
3.75%, 03/01/16	200,000	196,322
5.38%, 06/01/13	550,000	570,194
5.50%, 03/01/21[a]	250,000	244,226
6.13%, 06/01/18	250,000	259,115
6.75%, 03/01/41	250,000	237,116
7.00%, 10/15/39	400,000	391,660
9.85%, 06/01/19	250,000	303,377
Cliffs Natural Resources Inc.
4.80%, 10/01/20	700,000	698,956
Nucor Corp.
5.75%, 12/01/17	475,000	559,196

		4,141,348

LODGING – 0.11%
Choice Hotels International Inc.
5.70%, 08/28/20	100,000	107,113
Hyatt Hotels Corp.
5.38%, 08/15/21	300,000	301,250
Marriott International Inc.
Series J
5.63%, 02/15/13	500,000	521,111

		929,474

Security	Principal	Value
MACHINERY – 0.38%
Caterpillar Inc.
5.20%, 05/27/41	$250,000	$266,867
5.70%, 08/15/16	1,090,000	1,287,672
6.05%, 08/15/36	500,000	592,576
Deere & Co.
4.38%, 10/16/19	500,000	556,095
5.38%, 10/16/29	350,000	395,946
Rockwell Automation Inc.
6.70%, 01/15/28	125,000	149,768

		3,248,924

MANUFACTURING – 1.13%
3M Co.
Series E
4.38%, 08/15/13	820,000	881,793
Cooper US Inc.
3.88%, 12/15/20	50,000	51,998
Danaher Corp.
2.30%, 06/23/16[a]	50,000	51,373
3.90%, 06/23/21	200,000	212,223
5.40%, 03/01/19	600,000	701,781
Dover Corp.
5.38%, 10/15/35	250,000	273,324
5.45%, 03/15/18[a]	100,000	116,905
Eaton Corp.
5.60%, 05/15/18	250,000	290,524
General Electric Co.
5.00%, 02/01/13	800,000	842,594
5.25%, 12/06/17	1,043,000	1,172,712
Harsco Corp.
2.70%, 10/15/15	200,000	205,489
Honeywell International Inc.
4.25%, 03/01/13	600,000	633,138
5.00%, 02/15/19	250,000	288,229
5.70%, 03/15/37	500,000	572,061
Illinois Tool Works Inc.
4.88%, 09/15/41[d]	100,000	101,624
6.25%, 04/01/19	600,000	739,611
Ingersoll-Rand Global Holding Co. Ltd.
9.50%, 04/15/14	300,000	357,082
ITT Corp.
6.13%, 05/01/19	250,000	310,496

72	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
Parker Hannifin Corp.
Series A
6.25%, 05/15/38	$100,000	$123,919
Pentair Inc.
5.00%, 05/15/21	50,000	53,282
Tyco Electronics Group SA
6.55%, 10/01/17	665,000	803,463
Tyco International Finance SA
3.75%, 01/15/18[a]	250,000	262,140
8.50%, 01/15/19	250,000	328,307
Tyco International Ltd.
6.88%, 01/15/21	250,000	309,682

		9,683,750

MEDIA – 3.99%
AOL Time Warner Inc.
7.63%, 04/15/31	750,000	916,859
CBS Corp.
5.75%, 04/15/20	350,000	397,835
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	617,000	684,318
9.46%, 11/15/22	450,000	658,573
Comcast Corp.
5.15%, 03/01/20	750,000	850,928
5.30%, 01/15/14	500,000	547,026
5.70%, 07/01/19	780,000	910,017
5.90%, 03/15/16	400,000	463,542
6.45%, 03/15/37	570,000	629,384
6.95%, 08/15/37	825,000	954,833
COX Communications Inc.
5.45%, 12/15/14	700,000	782,111
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	400,000	417,745
4.75%, 10/01/14	200,000	219,750
5.00%, 03/01/21	300,000	323,028
5.20%, 03/15/20	1,000,000	1,095,917
5.88%, 10/01/19	100,000	115,678
6.00%, 08/15/40	350,000	367,736
6.38%, 03/01/41	200,000	222,485
7.63%, 05/15/16	200,000	214,000

Security	Principal	Value
Discovery Communications LLC
4.38%, 06/15/21	$200,000	$208,157
6.35%, 06/01/40	500,000	563,141
Grupo Televisa SA
6.63%, 03/18/25	750,000	863,272
NBCUniversal Media LLC
2.10%, 04/01/14	500,000	510,156
2.88%, 04/01/16	500,000	510,184
4.38%, 04/01/21	350,000	362,613
5.95%, 04/01/41	800,000	853,177
6.40%, 04/30/40	500,000	557,291
News America Inc.
4.50%, 02/15/21	750,000	763,295
5.30%, 12/15/14	867,000	952,881
6.15%, 02/15/41	200,000	210,625
6.65%, 11/15/37	626,000	686,163
6.90%, 08/15/39	825,000	922,288
Reed Elsevier Capital Inc.
7.75%, 01/15/14	500,000	567,361
Thomson Reuters Corp.
6.50%, 07/15/18	800,000	957,856
Time Warner Cable Inc.
5.00%, 02/01/20	300,000	321,917
5.85%, 05/01/17	1,000,000	1,119,640
6.20%, 07/01/13	200,000	217,511
6.55%, 05/01/37	513,000	566,006
6.75%, 07/01/18	800,000	947,681
7.30%, 07/01/38	250,000	299,811
7.50%, 04/01/14	450,000	518,623
8.25%, 04/01/19	1,680,000	2,146,802
Time Warner Inc.
3.15%, 07/15/15	950,000	988,596
4.88%, 03/15/20	800,000	867,060
5.88%, 11/15/16	750,000	872,692
6.10%, 07/15/40	200,000	213,543
6.25%, 03/29/41	450,000	498,833
7.70%, 05/01/32	437,000	540,905
Viacom Inc.
3.50%, 04/01/17	250,000	258,293
4.50%, 03/01/21	750,000	784,232
6.88%, 04/30/36	250,000	295,227
7.88%, 07/30/30	570,000	706,803

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
Walt Disney Co. (The)
4.38%, 08/16/41	$300,000	$302,631
5.50%, 03/15/19	250,000	300,860
6.38%, 03/01/12	867,000	891,465
7.00%, 03/01/32	250,000	335,452

		34,254,808

METAL FABRICATE & HARDWARE – 0.03%
Commercial Metals Co.
7.35%, 08/15/18	250,000	251,741

		251,741

MINING – 1.84%
Alcoa Inc.
5.40%, 04/15/21	350,000	350,762
5.55%, 02/01/17[a]	171,000	180,356
5.72%, 02/23/19	400,000	408,525
5.95%, 02/01/37[a]	521,000	475,189
6.00%, 07/15/13[a]	725,000	783,622
AngloGold Ashanti Holdings PLC
6.50%, 04/15/40	300,000	280,743
Barrick Gold Corp.
1.75%, 05/30/14[d]	200,000	202,895
6.95%, 04/01/19	800,000	978,230
Barrick North America Finance LLC
5.70%, 05/30/41[d]	400,000	425,499
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	867,000	921,356
6.50%, 04/01/19	775,000	956,555
Freeport-McMoRan Copper & Gold Inc.
8.38%, 04/01/17	475,000	510,625
Newmont Mining Corp.
5.13%, 10/01/19	250,000	278,941
6.25%, 10/01/39	250,000	281,606
Rio Tinto Alcan Inc.
4.50%, 05/15/13	500,000	527,348
Rio Tinto Finance (USA) Ltd.
5.20%, 11/02/40	450,000	458,654
6.50%, 07/15/18	689,000	832,021
8.95%, 05/01/14	550,000	659,709
9.00%, 05/01/19	800,000	1,092,274
Southern Copper Corp.
6.75%, 04/16/40	350,000	369,647
7.50%, 07/27/35	300,000	339,198

Security	Principal	Value
Teck Resources Ltd.
3.85%, 08/15/17	$50,000	$52,573
6.13%, 10/01/35	500,000	519,426
9.75%, 05/15/14	186,000	222,610
10.75%, 05/15/19	550,000	677,875
Vale Overseas Ltd.
4.63%, 09/15/20	250,000	256,595
6.25%, 01/23/17	1,199,000	1,367,945
6.88%, 11/21/36	1,000,000	1,139,587
Xstrata Canada Corp.
5.50%, 06/15/17	250,000	272,524

		15,822,890

MULTI-NATIONAL – 5.04%
African Development Bank
3.00%, 05/27/14	700,000	746,637
Asian Development Bank
1.63%, 07/15/13	1,000,000	1,024,189
2.50%, 03/15/16	1,000,000	1,066,209
2.75%, 05/21/14[a]	1,755,000	1,859,079
3.63%, 09/05/13	950,000	1,011,272
Corporacion Andina de Fomento
5.75%, 01/12/17	300,000	330,382
8.13%, 06/04/19	250,000	310,253
European Bank for Reconstruction and Development
Series G
2.75%, 04/20/15	1,000,000	1,067,760
European Investment Bank
1.25%, 02/14/14	750,000	763,756
1.38%, 10/20/15	700,000	711,457
1.63%, 03/15/13	2,100,000	2,140,410
1.88%, 06/17/13	1,500,000	1,539,059
2.25%, 03/15/16	1,000,000	1,050,147
2.75%, 03/23/15	2,200,000	2,347,852
2.88%, 01/15/15	1,200,000	1,284,397
2.88%, 09/15/20	250,000	259,476
3.00%, 04/08/14	1,000,000	1,063,223
3.13%, 06/04/14	150,000	160,299
4.00%, 02/16/21	800,000	900,095
4.88%, 01/17/17	600,000	706,639
4.88%, 02/15/36	250,000	285,686
5.13%, 05/30/17	3,710,000	4,443,117

74	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
European Investment Bank
Series E
2.00%, 02/10/12	$800,000	$805,626
Inter-American Development Bank
3.00%, 04/22/14	150,000	160,005
3.88%, 02/14/20	1,050,000	1,190,899
4.38%, 09/20/12	1,413,000	1,472,814
5.13%, 09/13/16[a]	855,000	1,016,598
Inter-American Development Bank
Series G
1.75%, 10/22/12	1,900,000	1,930,081
International Bank for Reconstruction and Development
1.13%, 08/25/14	400,000	407,544
1.75%, 07/15/13	1,000,000	1,026,138
2.13%, 03/15/16	1,400,000	1,472,657
2.38%, 05/26/15	2,000,000	2,119,974
3.50%, 10/08/13	1,600,000	1,704,582
International Finance Corp.
2.13%, 11/17/17	400,000	412,713
2.25%, 04/11/16	1,000,000	1,053,965
International Finance Corp.
Series G
3.00%, 04/22/14	1,200,000	1,278,407
Korea Development Bank
4.38%, 08/10/15	500,000	529,370
8.00%, 01/23/14	500,000	566,702
Nordic Investment Bank
2.25%, 03/15/16	1,000,000	1,051,508

		43,270,977

OFFICE & BUSINESS EQUIPMENT – 0.29%
Pitney Bowes Inc.
5.25%, 01/15/37	800,000	848,000
Xerox Corp.
4.50%, 05/15/21	150,000	154,515
5.50%, 05/15/12	600,000	619,251
6.35%, 05/15/18	250,000	291,917
6.75%, 12/15/39	500,000	575,402

		2,489,085

OIL & GAS – 6.00%
Anadarko Petroleum Corp.
5.95%, 09/15/16	1,370,000	1,543,835

Security	Principal	Value
6.20%, 03/15/40	$500,000	$515,478
6.38%, 09/15/17	550,000	635,304
6.45%, 09/15/36	699,000	742,057
Apache Corp.
5.10%, 09/01/40	350,000	373,633
5.25%, 04/15/13	285,000	304,929
5.63%, 01/15/17	500,000	594,604
6.00%, 01/15/37	250,000	299,008
BP Capital Markets PLC
3.13%, 10/01/15	775,000	808,930
3.20%, 03/11/16	100,000	104,936
3.63%, 05/08/14	400,000	422,155
3.88%, 03/10/15	500,000	534,347
4.50%, 10/01/20	300,000	320,275
4.74%, 03/11/21	100,000	109,395
4.75%, 03/10/19	250,000	274,504
5.25%, 11/07/13	600,000	650,196
Canadian Natural Resources Ltd.
5.70%, 05/15/17	800,000	932,861
6.25%, 03/15/38	171,000	193,401
6.50%, 02/15/37	300,000	345,702
Cenovus Energy Inc.
4.50%, 09/15/14	700,000	759,705
5.70%, 10/15/19	200,000	231,325
6.75%, 11/15/39	200,000	236,483
Chevron Corp.
3.95%, 03/03/14	1,100,000	1,182,582
ConocoPhillips
4.60%, 01/15/15	700,000	769,806
5.75%, 02/01/19	200,000	238,967
6.00%, 01/15/20	750,000	908,046
6.50%, 02/01/39	1,225,000	1,535,669
ConocoPhillips Holding Co.
6.95%, 04/15/29	728,000	910,424
Devon Energy Corp.
5.60%, 07/15/41	100,000	107,257
6.30%, 01/15/19	400,000	487,595
7.95%, 04/15/32	520,000	709,941
Diamond Offshore Drilling Inc.
5.88%, 05/01/19[a]	250,000	289,247
EnCana Corp.
5.90%, 12/01/17	1,080,000	1,257,044
6.50%, 02/01/38	342,000	385,575

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
Ensco PLC
3.25%, 03/15/16	$100,000	$103,100
4.70%, 03/15/21	1,100,000	1,149,894
EOG Resources Inc.
5.63%, 06/01/19	600,000	707,256
5.88%, 09/15/17	150,000	178,186
EQT Corp.
8.13%, 06/01/19	250,000	304,691
Hess Corp.
5.60%, 02/15/41	300,000	307,780
7.13%, 03/15/33	137,000	166,422
8.13%, 02/15/19	800,000	1,039,721
Husky Energy Inc.
6.25%, 06/15/12	100,000	103,917
6.80%, 09/15/37	100,000	115,996
7.25%, 12/15/19	725,000	885,773
Marathon Oil Corp.
5.90%, 03/15/18	500,000	580,038
6.00%, 10/01/17	600,000	701,109
Marathon Petroleum Corp.
3.50%, 03/01/16[d]	50,000	52,001
6.50%, 03/01/41[d]	300,000	324,024
Nabors Industries Inc.
6.15%, 02/15/18	450,000	504,016
9.25%, 01/15/19	225,000	286,211
Nexen Inc.
5.88%, 03/10/35	250,000	236,391
6.20%, 07/30/19	150,000	175,856
6.40%, 05/15/37	171,000	174,848
7.50%, 07/30/39	500,000	576,694
Noble Energy Inc.
6.00%, 03/01/41	200,000	216,906
8.25%, 03/01/19	250,000	327,355
Noble Holding International Ltd.
4.63%, 03/01/21[a]	300,000	317,865
6.20%, 08/01/40	200,000	225,743
NuStar Logistics LP
4.80%, 09/01/20	275,000	280,644
Occidental Petroleum Corp.
1.75%, 02/15/17	550,000	549,920
3.13%, 02/15/22	500,000	500,222

Security	Principal	Value
Pemex Project Funding Master Trust
5.75%, 03/01/18	$450,000	$502,875
6.63%, 06/15/35	570,000	631,275
Petro-Canada
6.80%, 05/15/38	350,000	409,292
9.25%, 10/15/21	350,000	490,246
Petrobras International Finance Co.
3.88%, 01/27/16	250,000	255,117
5.38%, 01/27/21	750,000	795,711
5.75%, 01/20/20	250,000	268,546
5.88%, 03/01/18	1,350,000	1,467,875
6.75%, 01/27/41[a]	250,000	276,759
6.88%, 01/20/40	250,000	279,167
7.88%, 03/15/19	400,000	482,085
Petroleos Mexicanos
4.88%, 03/15/15	750,000	810,000
4.88%, 03/15/15[d]	500,000	538,785
5.50%, 01/21/21	750,000	813,750
6.50%, 06/02/41[a,d]	200,000	214,000
8.00%, 05/03/19	200,000	251,000
Rowan Companies Inc.
5.00%, 09/01/17	100,000	105,546
Shell International Finance BV
1.88%, 03/25/13	400,000	408,143
3.25%, 09/22/15	825,000	880,868
4.00%, 03/21/14	500,000	538,906
4.30%, 09/22/19[a]	500,000	554,146
4.38%, 03/25/20	400,000	445,429
6.38%, 12/15/38	750,000	956,715
Statoil ASA
3.13%, 08/17/17[a]	350,000	369,945
5.25%, 04/15/19	1,200,000	1,398,713
Suncor Energy Inc.
6.10%, 06/01/18	375,000	437,558
6.50%, 06/15/38	300,000	340,729
6.85%, 06/01/39	250,000	294,019
Talisman Energy Inc.
3.75%, 02/01/21	500,000	493,351
7.75%, 06/01/19	400,000	499,988
Total Capital SA
3.00%, 06/24/15	1,000,000	1,060,251
4.13%, 01/28/21[a]	500,000	536,469

76	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
Transocean Inc.
4.95%, 11/15/15	$250,000	$269,088
5.25%, 03/15/13	200,000	209,807
6.00%, 03/15/18	371,000	407,278
6.80%, 03/15/38	250,000	268,629
7.50%, 04/15/31	100,000	113,734
Valero Energy Corp.
4.50%, 02/01/15	500,000	539,309
6.13%, 02/01/20	250,000	280,613
6.63%, 06/15/37	592,000	630,257
7.50%, 04/15/32	185,000	212,227

		51,545,997

OIL & GAS SERVICES – 0.50%
Baker Hughes Inc.
3.20%, 08/15/21[d]	500,000	505,539
5.13%, 09/15/40	300,000	321,449
7.50%, 11/15/18	250,000	328,661
Cameron International Corp.
4.50%, 06/01/21	500,000	521,228
Halliburton Co.
6.15%, 09/15/19	150,000	180,909
7.45%, 09/15/39	375,000	507,605
Weatherford International Inc.
6.35%, 06/15/17	171,000	194,381
Weatherford International Ltd.
6.75%, 09/15/40	550,000	600,542
9.63%, 03/01/19	875,000	1,149,947

		4,310,261

PHARMACEUTICALS – 3.12%
Abbott Laboratories
5.13%, 04/01/19	750,000	867,273
5.30%, 05/27/40	900,000	981,211
5.88%, 05/15/16	1,315,000	1,555,511
AmerisourceBergen Corp.
5.88%, 09/15/15	285,000	327,013
AstraZeneca PLC
5.40%, 06/01/14	500,000	557,893
5.90%, 09/15/17	607,000	723,778
6.45%, 09/15/37	625,000	777,079
Bristol-Myers Squibb Co.
5.45%, 05/01/18	150,000	175,807

Security	Principal	Value
5.88%, 11/15/36	$126,000	$148,294
6.13%, 05/01/38	230,000	276,631
Eli Lilly and Co.
4.20%, 03/06/14	1,080,000	1,169,447
5.55%, 03/15/37	578,000	648,518
Express Scripts Inc.
3.13%, 05/15/16	250,000	255,740
6.25%, 06/15/14	500,000	558,609
GlaxoSmithKline Capital Inc.
4.85%, 05/15/13	780,000	834,808
5.65%, 05/15/18	700,000	839,152
6.38%, 05/15/38	584,000	724,393
McKesson Corp.
4.75%, 03/01/21[a]	500,000	560,015
6.00%, 03/01/41	250,000	289,529
Mead Johnson Nutrition Co.
4.90%, 11/01/19	500,000	546,729
Medco Health Solutions Inc.
7.13%, 03/15/18	500,000	599,612
Merck & Co. Inc.
5.00%, 06/30/19	730,000	855,076
5.85%, 06/30/39	1,225,000	1,459,019
Novartis Capital Corp.
1.90%, 04/24/13	500,000	510,655
2.90%, 04/24/15	500,000	529,269
4.13%, 02/10/14	500,000	539,960
Novartis Securities Investment Ltd.
5.13%, 02/10/19	580,000	673,394
Pfizer Inc.
5.35%, 03/15/15	500,000	568,832
6.20%, 03/15/19	1,250,000	1,530,370
7.20%, 03/15/39	500,000	675,388
Sanofi-Aventis SA
1.63%, 03/28/14	500,000	509,688
2.63%, 03/29/16	150,000	155,395
4.00%, 03/29/21	450,000	473,036
Schering-Plough Corp./Merck & Co. Inc.
5.30%, 12/01/13	800,000	879,203
6.00%, 09/15/17	150,000	183,465
Teva Pharmaceutical Finance III LLC
1.50%, 06/15/12	500,000	502,762

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	$285,000	$329,909
Wyeth
5.50%, 02/01/14	2,117,000	2,345,903
5.95%, 04/01/37	600,000	689,116

		26,827,482

PIPELINES – 2.21%
Buckeye Partners LP
4.88%, 02/01/21	50,000	52,324
5.50%, 08/15/19[a]	250,000	272,312
CenterPoint Energy Resources Corp.
4.50%, 01/15/21[d]	431,000	453,893
El Paso Natural Gas Co.
8.38%, 06/15/32	500,000	663,675
Enbridge Energy Partners LP
Series B
7.50%, 04/15/38	250,000	316,432
Enbridge Inc.
5.80%, 06/15/14	550,000	608,889
Energy Transfer Partners LP
4.65%, 06/01/21[a]	500,000	491,496
5.95%, 02/01/15	500,000	550,061
9.00%, 04/15/19	300,000	370,534
9.70%, 03/15/19	250,000	317,270
Enterprise Products Operating LLC
3.70%, 06/01/15	825,000	869,205
5.70%, 02/15/42	300,000	303,372
6.45%, 09/01/40	250,000	273,709
7.55%, 04/15/38	250,000	308,054
Enterprise Products Operating LP
5.60%, 10/15/14	627,000	687,734
Enterprise Products Operating LP
Series D
6.88%, 03/01/33	400,000	451,255
Kinder Morgan Energy Partners LP
4.15%, 03/01/22[a]	200,000	199,489
5.30%, 09/15/20[a]	250,000	270,113
5.95%, 02/15/18	1,153,000	1,320,680
6.50%, 02/01/37	399,000	420,922
6.55%, 09/15/40	500,000	539,576
Magellan Midstream Partners LP
4.25%, 02/01/21	600,000	620,232

Security	Principal	Value
ONEOK Partners LP
3.25%, 02/01/16[a]	$250,000	$257,762
6.13%, 02/01/41	250,000	266,080
6.65%, 10/01/36	171,000	190,746
8.63%, 03/01/19	300,000	387,565
Panhandle Eastern Pipe Line Co. LP
7.00%, 06/15/18	300,000	362,537
Plains All American Pipeline LP
8.75%, 05/01/19	800,000	1,026,118
Southern Natural Gas Co.
5.90%, 04/01/17[d]	228,000	266,826
Southern Natural Gas Co./Southern Natural Issuing Corp.
4.40%, 06/15/21[d]	150,000	155,798
Spectra Energy Partners LP
4.60%, 06/15/21	200,000	206,031
TC Pipelines LP
4.65%, 06/15/21	100,000	103,414
Texas Eastern Transmission LP
7.00%, 07/15/32	250,000	307,885
TransCanada PipeLines Ltd.
3.80%, 10/01/20	700,000	731,745
6.20%, 10/15/37	457,000	520,256
6.35%, 05/15/17[b]	150,000	150,000
6.50%, 08/15/18	700,000	849,341
7.63%, 01/15/39	500,000	664,893
Williams Companies Inc. (The)
8.75%, 03/15/32	500,000	638,491
Williams Partners LP
3.80%, 02/15/15	925,000	981,822
5.25%, 03/15/20	250,000	272,981
6.30%, 04/15/40	250,000	273,943

		18,975,461

REAL ESTATE – 0.06%
Prologis LP
5.50%, 04/01/12	250,000	252,503
6.25%, 03/15/17[a]	250,000	260,623
6.88%, 03/15/20	20,000	21,128

		534,254

78	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
REAL ESTATE INVESTMENT TRUSTS – 1.20%
AvalonBay Communities Inc.
3.95%, 01/15/21	$50,000	$49,727
5.70%, 03/15/17	250,000	282,807
Boston Properties LP
5.88%, 10/15/19[a]	600,000	669,842
6.25%, 01/15/13	37,000	39,340
Brandywine Operating Partnership LP
4.95%, 04/15/18	500,000	494,162
Digital Realty Trust LP
4.50%, 07/15/15	200,000	206,790
5.25%, 03/15/21	200,000	199,699
Duke Realty LP
8.25%, 08/15/19	250,000	286,525
Equity One Inc.
6.25%, 12/15/14	125,000	133,330
ERP Operating LP
5.25%, 09/15/14	250,000	271,046
5.75%, 06/15/17	457,000	510,382
HCP Inc.
5.38%, 02/01/21	400,000	407,530
6.70%, 01/30/18[a]	600,000	668,567
Health Care Property Investors Inc.
5.65%, 12/15/13	250,000	262,003
Health Care REIT Inc.
4.95%, 01/15/21	200,000	193,866
5.25%, 01/15/22	500,000	493,293
6.20%, 06/01/16	250,000	275,803
Healthcare Realty Trust Inc.
6.50%, 01/17/17	125,000	137,071
Hospitality Properties Trust
7.88%, 08/15/14	150,000	165,772
HRPT Properties Trust
6.25%, 06/15/17	250,000	276,715
Kilroy Realty LP
4.80%, 07/15/18	350,000	350,802
Kimco Realty Corp.
4.30%, 02/01/18[a]	200,000	202,007
Liberty Property LP
4.75%, 10/01/20	400,000	405,291
Mack-Cali Realty Corp.
7.75%, 08/15/19	100,000	121,381

Security	Principal	Value
National Retail Properties Inc.
5.50%, 07/15/21	$200,000	$190,892
Nationwide Health Properties Inc.
6.25%, 02/01/13	250,000	261,898
Realty Income Corp.
6.75%, 08/15/19	250,000	286,902
Simon Property Group LP
5.10%, 06/15/15	285,000	310,510
5.65%, 02/01/20	600,000	653,581
6.13%, 05/30/18	415,000	463,551
6.75%, 02/01/40	500,000	560,255
UDR Inc.
4.25%, 06/01/18	250,000	242,555
Ventas Realty LP/Ventas Capital Corp.
3.13%, 11/30/15	100,000	97,937
4.75%, 06/01/21	100,000	96,806

		10,268,638

RETAIL – 2.88%
AutoZone Inc.
5.75%, 01/15/15	600,000	669,826
Best Buy Co. Inc.
3.75%, 03/15/16	50,000	50,514
5.50%, 03/15/21[a]	50,000	48,133
Costco Wholesale Corp.
5.50%, 03/15/17	228,000	270,262
CVS Caremark Corp.
5.75%, 06/01/17	950,000	1,092,248
6.13%, 08/15/16	171,000	199,697
6.25%, 06/01/27	758,000	908,131
6.60%, 03/15/19	450,000	541,070
Gap Inc. (The)
5.95%, 04/12/21	350,000	329,000
Home Depot Inc. (The)
4.40%, 04/01/21	200,000	213,369
5.25%, 12/16/13	600,000	651,937
5.40%, 03/01/16	570,000	654,255
5.88%, 12/16/36	850,000	927,291
5.95%, 04/01/41	500,000	546,458
Kohl’s Corp.
6.88%, 12/15/37	150,000	179,127
Lowe’s Companies Inc.
4.63%, 04/15/20	300,000	330,319

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
5.40%, 10/15/16	$805,000	$929,003
5.50%, 10/15/35	250,000	264,760
Macy’s Retail Holdings Inc.
5.90%, 12/01/16	500,000	554,465
6.38%, 03/15/37	500,000	506,465
7.00%, 02/15/28	50,000	57,622
McDonald’s Corp.
5.35%, 03/01/18	1,185,000	1,412,310
6.30%, 03/01/38	250,000	313,698
Nordstrom Inc.
6.25%, 01/15/18[a]	500,000	586,631
7.00%, 01/15/38	150,000	182,981
Staples Inc.
9.75%, 01/15/14	150,000	176,748
Target Corp.
1.13%, 07/18/14	35,000	35,261
5.38%, 05/01/17	600,000	706,103
6.00%, 01/15/18	500,000	608,398
6.35%, 11/01/32	457,000	559,310
7.00%, 01/15/38	500,000	643,609
Wal-Mart Stores Inc.
0.75%, 10/25/13[a]	1,450,000	1,453,777
1.50%, 10/25/15	1,400,000	1,413,948
3.25%, 10/25/20	850,000	864,148
4.55%, 05/01/13	640,000	682,434
5.00%, 10/25/40	1,750,000	1,812,217
5.25%, 09/01/35	285,000	310,769
6.20%, 04/15/38	450,000	542,360
6.50%, 08/15/37	798,000	994,977
Walgreen Co.
5.25%, 01/15/19	600,000	698,592
Yum! Brands Inc.
3.75%, 11/01/21	200,000	199,650
6.25%, 03/15/18	550,000	656,493

		24,778,366

SAVINGS & LOANS – 0.01%
Santander Holdings USA Inc.
4.63%, 04/19/16[a]	100,000	98,652

		98,652

SEMICONDUCTORS – 0.10%
Analog Devices Inc.
5.00%, 07/01/14	200,000	219,855

Security	Principal	Value
Applied Materials Inc.
2.65%, 06/15/16	$100,000	$102,249
4.30%, 06/15/21	200,000	207,769
Broadcom Corp.
2.38%, 11/01/15[d]	50,000	50,640
Texas Instruments Inc.
2.38%, 05/16/16	250,000	258,144

		838,657

SOFTWARE – 0.86%
Adobe Systems Inc.
4.75%, 02/01/20	250,000	262,916
CA Inc.
5.38%, 12/01/19	250,000	273,571
Fiserv Inc.
3.13%, 06/15/16	25,000	25,471
4.75%, 06/15/21	350,000	364,730
Microsoft Corp.
1.63%, 09/25/15	400,000	405,088
2.50%, 02/08/16	250,000	262,860
3.00%, 10/01/20	300,000	304,298
4.20%, 06/01/19	530,000	590,342
4.50%, 10/01/40	250,000	253,556
5.30%, 02/08/41	500,000	570,018
Oracle Corp.
5.00%, 07/08/19	450,000	518,657
5.25%, 01/15/16	570,000	657,435
5.38%, 07/15/40[d]	650,000	710,995
5.75%, 04/15/18	1,455,000	1,744,861
6.50%, 04/15/38	350,000	434,429

		7,379,227

TELECOMMUNICATIONS – 5.95%
Alltel Corp.
7.88%, 07/01/32	400,000	556,032
America Movil SAB de CV
2.38%, 09/08/16	300,000	297,564
5.00%, 10/16/19[a]	500,000	539,773
5.50%, 03/01/14	450,000	496,783
6.13%, 03/30/40	750,000	831,922
American Tower Corp.
4.50%, 01/15/18	250,000	258,964
5.05%, 09/01/20	300,000	309,413

80	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
AT&T Inc.
2.50%, 08/15/15	$1,500,000	$1,531,094
4.45%, 05/15/21[a]	1,000,000	1,070,746
4.95%, 01/15/13	844,000	886,369
5.10%, 09/15/14	800,000	883,668
5.35%, 09/01/40	1,878,000	1,924,932
5.50%, 02/01/18	750,000	862,463
5.55%, 08/15/41	500,000	530,955
5.80%, 02/15/19	1,000,000	1,173,405
6.30%, 01/15/38	171,000	190,617
6.40%, 05/15/38[a]	600,000	675,749
6.50%, 09/01/37	800,000	913,303
6.55%, 02/15/39	925,000	1,068,643
BellSouth Corp.
6.00%, 11/15/34	570,000	601,458
British Telecom PLC
5.15%, 01/15/13[a]	350,000	368,766
5.95%, 01/15/18	750,000	846,344
9.88%, 12/15/30	378,000	559,851
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	750,000	825,348
8.50%, 11/15/18	700,000	935,942
CenturyLink Inc.
6.00%, 04/01/17	630,000	649,422
6.45%, 06/15/21	500,000	492,125
Cisco Systems Inc.
4.45%, 01/15/20	800,000	868,629
4.95%, 02/15/19	550,000	618,433
5.50%, 02/22/16	797,000	923,136
5.50%, 01/15/40	300,000	324,869
5.90%, 02/15/39	725,000	815,686
Corning Inc.
5.75%, 08/15/40	350,000	371,959
Deutsche Telekom International Finance BV
4.88%, 07/08/14	750,000	813,563
8.75%, 06/15/30	1,021,000	1,373,885
Embarq Corp.
7.08%, 06/01/16	750,000	810,197
8.00%, 06/01/36	450,000	436,844
France Telecom SA
4.38%, 07/08/14	400,000	428,365

Security	Principal	Value
5.38%, 07/08/19	$500,000	$559,493
8.50%, 03/01/31	570,000	754,587
Harris Corp.
4.40%, 12/15/20	200,000	208,991
6.38%, 06/15/19	100,000	119,296
Juniper Networks Inc.
3.10%, 03/15/16	50,000	51,927
4.60%, 03/15/21	50,000	52,278
5.95%, 03/15/41	50,000	52,345
Motorola Inc.
6.63%, 11/15/37	42,000	47,415
New Cingular Wireless Services Inc.
8.75%, 03/01/31	200,000	287,226
Nokia OYJ
5.38%, 05/15/19[a]	150,000	147,714
6.63%, 05/15/39	100,000	89,597
Qwest Corp.
6.88%, 09/15/33	57,000	53,580
8.38%, 05/01/16	1,125,000	1,293,648
Rogers Communications Inc.
6.80%, 08/15/18	700,000	855,044
Rogers Wireless Inc.
6.38%, 03/01/14	171,000	192,223
Royal KPN NV
8.38%, 10/01/30	250,000	324,643
Telecom Italia Capital SA
4.95%, 09/30/14	600,000	593,868
5.25%, 11/15/13	840,000	840,835
5.25%, 10/01/15	275,000	269,529
7.18%, 06/18/19	300,000	312,753
7.72%, 06/04/38	700,000	684,292
Telefonica Emisiones SAU
3.73%, 04/27/15	150,000	146,863
3.99%, 02/16/16	950,000	938,123
4.95%, 01/15/15	200,000	203,693
5.46%, 02/16/21	250,000	242,671
5.88%, 07/15/19	250,000	249,312
6.42%, 06/20/16	150,000	159,298
7.05%, 06/20/36	500,000	501,240
Telefonica Europe BV
8.25%, 09/15/30	570,000	642,830
Verizon Communications Inc.
1.95%, 03/28/14	300,000	307,130

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
5.25%, 04/15/13	$550,000	$587,996
5.55%, 02/15/16	570,000	650,542
5.85%, 09/15/35	380,000	417,959
6.00%, 04/01/41	250,000	285,312
6.10%, 04/15/18	770,000	911,354
6.40%, 02/15/38	250,000	291,948
7.38%, 09/01/12	1,080,000	1,149,486
7.75%, 12/01/30	1,300,000	1,714,801
8.75%, 11/01/18	1,400,000	1,881,212
8.95%, 03/01/39	600,000	883,443
Vodafone Group PLC
4.15%, 06/10/14[a]	600,000	648,801
5.00%, 12/16/13	497,000	538,993
5.45%, 06/10/19	500,000	577,990
5.63%, 02/27/17	150,000	172,633
5.75%, 03/15/16	457,000	527,720
6.15%, 02/27/37	550,000	638,595

		51,128,446

TEXTILES – 0.04%
Cintas Corp. No. 2
2.85%, 06/01/16	350,000	361,756

		361,756

TOYS, GAMES & HOBBIES – 0.04%
Hasbro Inc.
6.13%, 05/15/14	250,000	277,813
Mattel Inc.
4.35%, 10/01/20	100,000	105,289

		383,102

TRANSPORTATION – 1.33%
Burlington Northern Santa Fe Corp.
3.45%, 09/15/21	300,000	301,515
5.75%, 05/01/40	500,000	546,841
5.90%, 07/01/12	150,000	155,988
6.15%, 05/01/37	399,000	453,419
7.00%, 02/01/14	450,000	511,257
Canadian National Railway Co.
5.55%, 03/01/19	300,000	355,018
6.38%, 11/15/37	750,000	922,117
Canadian Pacific Railway Co.
5.95%, 05/15/37	250,000	270,705
CSX Corp.
3.70%, 10/30/20	200,000	202,480

Security	Principal	Value
4.25%, 06/01/21	$50,000	$52,692
6.15%, 05/01/37	300,000	343,251
6.22%, 04/30/40	300,000	344,201
6.25%, 04/01/15	250,000	288,879
7.38%, 02/01/19	250,000	315,215
FedEx Corp.
8.00%, 01/15/19[a]	250,000	323,097
Norfolk Southern Corp.
5.90%, 06/15/19[a]	200,000	238,937
7.05%, 05/01/37	137,000	179,202
7.70%, 05/15/17	1,000,000	1,268,584
Ryder System Inc.
3.15%, 03/02/15	200,000	207,724
3.50%, 06/01/17	100,000	102,871
3.60%, 03/01/16	300,000	313,927
Union Pacific Corp.
5.78%, 07/15/40	1,000,000	1,101,710
United Parcel Service Inc.
4.50%, 01/15/13	900,000	946,646
5.13%, 04/01/19	925,000	1,097,389
6.20%, 01/15/38	450,000	565,565

		11,409,230

TRUCKING & LEASING – 0.05%
GATX Corp.
3.50%, 07/15/16	250,000	259,616
4.85%, 06/01/21	200,000	211,614

		471,230

WATER – 0.07%
American Water Capital Corp.
6.59%, 10/15/37	250,000	294,525
Veolia Environnement
6.00%, 06/01/18	300,000	342,402

		636,927

TOTAL CORPORATE BONDS & NOTES
(Cost: $704,628,546)		757,968,828

FOREIGN GOVERNMENT BONDS & NOTES[e] – 7.08%

BRAZIL – 1.15%
Brazil (Federative Republic of)
4.88%, 01/22/21	1,100,000	1,221,000
5.88%, 01/15/19	250,000	296,625
6.00%, 01/17/17	450,000	526,500

82	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
7.13%, 01/20/37	$1,157,000	$1,538,810
7.88%, 03/07/15[a]	1,350,000	1,642,275
8.00%, 01/15/18	546,722	660,167
8.25%, 01/20/34	500,000	723,750
8.75%, 02/04/25	900,000	1,314,000
10.13%, 05/15/27	600,000	966,000
11.00%, 08/17/40[a]	707,000	974,600

		9,863,727

CANADA – 1.88%
British Columbia (Province of)
7.25%, 09/01/36	500,000	763,547
Canada (Government of)
2.38%, 09/10/14	500,000	529,370
Export Development Canada
3.13%, 04/24/14	1,400,000	1,500,051
Hydro-Quebec
8.05%, 07/07/24	885,000	1,319,943
Manitoba (Province of)
1.38%, 04/28/14[a]	500,000	509,848
2.13%, 04/22/13	250,000	257,337
4.90%, 12/06/16	150,000	175,280
Nova Scotia (Province of)
2.38%, 07/21/15	250,000	262,878
5.13%, 01/26/17	250,000	293,979
Ontario (Province of)
1.38%, 01/27/14	500,000	508,417
1.88%, 11/19/12	1,150,000	1,170,503
2.30%, 05/10/16	250,000	259,671
2.95%, 02/05/15	1,500,000	1,596,466
4.00%, 10/07/19	500,000	554,603
4.10%, 06/16/14	1,680,000	1,834,322
4.40%, 04/14/20	1,050,000	1,192,378
Quebec (Province of)
2.75%, 08/25/21	500,000	491,666
3.50%, 07/29/20	400,000	426,096
4.60%, 05/26/15[a]	550,000	620,371
4.88%, 05/05/14	500,000	555,624
5.00%, 03/01/16	570,000	661,541
5.13%, 11/14/16	188,000	221,424
7.50%, 09/15/29	320,000	468,038

		16,173,353

Security	Principal	Value
CHILE – 0.03%
Chile (Republic of)
3.88%, 08/05/20	$250,000	$265,352

		265,352

COLOMBIA – 0.39%
Colombia (Republic of)
4.38%, 07/12/21	500,000	526,250
7.38%, 03/18/19	750,000	956,250
7.38%, 09/18/37	750,000	1,010,625
8.25%, 12/22/14	750,000	901,875

		3,395,000

HUNGARY – 0.19%
Hungary (Republic of)
6.25%, 01/29/20	450,000	465,557
6.38%, 03/29/21[a]	500,000	510,625
7.63%, 03/29/41	600,000	626,400

		1,602,582

ISRAEL – 0.14%
Israel (State of)
5.13%, 03/26/19[a]	1,080,000	1,201,500

		1,201,500

ITALY – 0.64%
Italy (Republic of)
2.13%, 10/05/12	500,000	496,890
3.13%, 01/26/15	450,000	445,403
4.38%, 06/15/13[a]	1,200,000	1,228,969
4.50%, 01/21/15	1,400,000	1,440,167
5.25%, 09/20/16	800,000	846,276
5.38%, 06/15/33	500,000	466,449
6.88%, 09/27/23	500,000	546,091

		5,470,245

JAPAN – 0.43%
Japan Finance Corp.
1.50%, 07/06/12	1,000,000	1,008,267
2.50%, 01/21/16	300,000	315,770
2.50%, 05/18/16	800,000	839,568
2.88%, 02/02/15[a]	900,000	956,808
Japan Finance Organization for Municipalities
5.00%, 05/16/17	500,000	589,422

		3,709,835

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
MEXICO – 1.01%
United Mexican States
5.13%, 01/15/20[a]	$750,000	$839,250
5.63%, 01/15/17	1,300,000	1,491,750
5.95%, 03/19/19[a]	1,855,000	2,193,537
6.05%, 01/11/40	1,000,000	1,147,500
6.38%, 01/16/13	867,000	923,789
6.75%, 09/27/34	300,000	375,000
7.50%, 04/08/33	1,045,000	1,400,300
11.38%, 09/15/16	200,000	286,000

		8,657,126

PANAMA – 0.22%
Panama (Republic of)
6.70%, 01/26/36	1,500,000	1,867,500

		1,867,500

PERU – 0.36%
Peru (Republic of)
5.63%, 11/18/50	750,000	789,375
6.55%, 03/14/37	300,000	368,550
7.13%, 03/30/19	500,000	630,000
7.35%, 07/21/25	200,000	263,000
8.38%, 05/03/16	250,000	314,625
8.75%, 11/21/33	500,000	746,750

		3,112,300

POLAND – 0.28%
Poland (Republic of)
5.00%, 10/19/15[a]	150,000	161,812
5.13%, 04/21/21	600,000	622,500
5.25%, 01/15/14	450,000	483,210
6.38%, 07/15/19	1,000,000	1,147,500

		2,415,022

SOUTH AFRICA – 0.20%
South Africa (Republic of)
6.50%, 06/02/14	1,000,000	1,120,000
6.88%, 05/27/19	500,000	614,375

		1,734,375

SOUTH KOREA – 0.16%
Korea (Republic of)
4.88%, 09/22/14[a]	600,000	650,089

Security	Principal	Value
5.75%, 04/16/14	$500,000	$548,448
7.13%, 04/16/19	150,000	187,018

		1,385,555

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $56,410,445)		60,853,472

MUNICIPAL DEBT OBLIGATIONS – 3.41%

ARIZONA – 0.03%
Salt River Project Agricultural Improvement & Power District RB Electric Power & Light Revenues BAB
4.84%, 01/01/41	250,000	253,223

		253,223

CALIFORNIA – 1.24%
Bay Area Toll Authority RB Highway Revenue Tolls BAB
6.26%, 04/01/40	750,000	870,322
Series S1
7.04%, 04/01/41	300,000	368,937
East Bay Municipal Utility District RB Water Revenue BAB
5.87%, 06/01/40	180,000	205,844
Los Angeles Community College
District GO BAB
6.75%, 08/01/42	500,000	627,670
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue BAB
5.74%, 06/01/39	60,000	67,210
Los Angeles Department of Water & Power RB Electric Power & Light Revenues BAB
6.57%, 07/01/41	850,000	1,026,111
Los Angeles Unified School District GO BAB
5.75%, 07/01/34	450,000	481,140
6.76%, 07/01/34	500,000	593,750
San Diego County Water Authority RB Water Revenue BAB
6.14%, 05/01/25	500,000	591,005

84	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
San Francisco City & County Public Utilities Commission RB Water Revenue BAB
6.00%, 11/01/40	$750,000	$826,785
State of California GO
5.45%, 04/01/15	750,000	832,133
State of California GO BAB
5.70%, 11/01/21	200,000	217,812
7.55%, 04/01/39	1,945,000	2,334,895
7.60%, 11/01/40	440,000	533,100
7.70%, 11/01/30	100,000	110,319
University of California RB College & University Revenue BAB
5.77%, 05/15/32	700,000	759,612
5.95%, 05/15/26	200,000	208,414

		10,655,059

CONNECTICUT – 0.07%
State of Connecticut GO
Series A
5.85%, 03/15/32	500,000	563,440

		563,440

GEORGIA – 0.08%
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues BAB
Series J
6.64%, 04/01/18	500,000	507,345
6.66%, 04/01/18	200,000	200,176

		707,521

ILLINOIS – 0.50%
Chicago Transit Authority RB Sales Tax Revenue
Series A
6.90%, 12/01/40	690,000	792,665
City of Chicago RB Water Revenue BAB
6.74%, 11/01/40	50,000	60,134
State of Illinois GO
4.07%, 01/01/14	500,000	517,010
4.42%, 01/01/15	500,000	523,400
5.10%, 06/01/33	250,000	217,675
5.88%, 03/01/19	450,000	481,185

Security	Principal	Value
State of Illinois GO BAB
7.35%, 07/01/35	$1,500,000	$1,634,595
Series 3
6.73%, 04/01/35	100,000	102,547

		4,329,211

MASSACHUSETTS – 0.08%
Commonwealth of Massachusetts GOL BAB
Series D
4.50%, 08/01/31	480,000	472,329
Massachusetts School Building Authority RB Dedicated Sales Tax Revenue BAB
5.72%, 08/15/39	205,000	234,012

		706,341

MISSOURI – 0.07%
University of Missouri RB College & University Revenue BAB
5.79%, 11/01/41	500,000	585,645

		585,645

NEW JERSEY – 0.33%
New Jersey Economic Development Authority RB Miscellaneous Revenue
Series A
7.43%, 02/15/29 (NPFGC)	700,000	810,593
New Jersey State Turnpike Authority RB Highway Revenue Tolls BAB
7.10%, 01/01/41	422,000	532,821
New Jersey State Turnpike Authority RB Miscellaneous Revenue BAB
Series F
7.41%, 01/01/40	685,000	884,691
New Jersey Transportation Trust Fund Authority RB Transit Revenue BAB
Series C
5.75%, 12/15/28	250,000	254,665
6.10%, 12/15/28	250,000	259,478

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
Rutgers – State University of New Jersey/New Brunswick RB College & University Revenue BAB
5.67%, 05/01/40	$100,000	$109,805

		2,852,053

NEW YORK – 0.58%
Metropolitan Transportation Authority RB Transit Revenue BAB
7.34%, 11/15/39	250,000	324,780
Series C-1
6.69%, 11/15/40	300,000	347,931
Series E
6.81%, 11/15/40	250,000	285,180
New York City Municipal Water Finance Authority RB Water Revenue BAB
5.44%, 06/15/43	500,000	548,745
5.72%, 06/15/42	550,000	628,738
New York City Transitional Finance Authority RB Sales Tax Revenue BAB
5.51%, 08/01/37	500,000	549,295
New York State Dormitory Authority RB State Personal Income Tax Revenue BAB
5.63%, 03/15/39	250,000	272,580
New York State Urban Development Corp. RB State Personal Income Tax BAB
5.77%, 03/15/39	500,000	558,255
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
6.04%, 12/01/29 (GOI)	500,000	572,255
State of New York GO BAB
5.85%, 06/01/40	500,000	573,360
5.97%, 03/01/36	250,000	286,462

		4,947,581

OHIO – 0.10%
American Municipal Power Inc. RB Electric Power & Light Revenues BAB
7.50%, 02/15/24	240,000	292,430
8.08%, 02/15/42	100,000	130,459

Security	Principal	Value
Series E
6.27%, 02/15/21	$100,000	$105,682
Northeast Regional Sewer District RB Sewer Revenue BAB
6.04%, 11/15/40	100,000	107,085
Ohio State University (The) RB General Receipts Revenue BAB
4.91%, 06/01/40	250,000	257,963

		893,619

PENNSYLVANIA – 0.03%
Pennsylvania Turnpike Commission RB Highway Revenue Tolls BAB
Series B
5.51%, 12/01/40	250,000	261,765

		261,765

PUERTO RICO – 0.02%
Government Development Bank for Puerto Rico RB Miscellaneous Revenue
Series B
3.67%, 05/01/14	200,000	203,490

		203,490

TEXAS – 0.16%
Dallas Area Rapid Transit RB Sales Tax Revenue BAB
6.00%, 12/01/44	250,000	298,672
North Texas Tollway RB Authority Revenue BAB
6.72%, 01/01/40	450,000	526,491
State of Texas GO BAB
5.52%, 04/01/39	250,000	285,345
Texas State Transportation Commission RB Highway Revenue Tolls BAB
Series B
5.18%, 04/01/30	250,000	272,448

		1,382,956

UTAH – 0.10%
State of Utah GO BAB
Series D
4.55%, 07/01/24	750,000	813,307

		813,307

86	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

August 31, 2011

Security	Shares or Principal	Value
WISCONSIN – 0.02%
State of Wisconsin RB General Fund
Series A
5.70%, 05/01/26 (AGM)	$125,000	$138,354

		138,354

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $26,862,502)		29,293,565

SHORT-TERM INVESTMENTS – 5.49%

MONEY MARKET FUNDS – 5.49%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,f,g]	38,866,338	38,866,338
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[c,f,g]	5,236,930	5,236,930
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,f]	3,076,404	3,076,404

		47,179,672

TOTAL SHORT-TERM INVESTMENTS
(Cost: $47,179,672)		47,179,672

TOTAL INVESTMENTS IN SECURITIES – 104.18%
(Cost: $835,081,165)		895,295,537

Other Assets, Less Liabilities – (4.18)%		(35,926,416)

NET ASSETS – 100.00%		$859,369,121

BAB – Build America Bonds

GO – General Obligation

GOI – General Obligation of the Issuer

GOL – General Obligation Limited

RB – Revenue Bond

Insured by:

AGM – Assured Guaranty Municipal Corp.

NPFGC – National Public Finance Guarantee Corp.

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Variable rate security. Rate shown is as of report date.
[c]	Affiliated issuer. See Note 2.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Investments are denominated in U.S. dollars.
f	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Unaudited)

iSHARES® 10+ YEAR CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
CORPORATE BONDS & NOTES – 85.69%

AEROSPACE & DEFENSE – 1.59%
Boeing Co. (The)
4.88%, 02/15/20	$70,000	$79,068
6.88%, 03/15/39	325,000	423,083
8.75%, 08/15/21	25,000	35,640
Lockheed Martin Corp.
5.72%, 06/01/40	275,000	301,763
6.15%, 09/01/36	110,000	126,687
Northrop Grumman Corp.
5.05%, 11/15/40	600,000	602,468
Raytheon Co.
4.88%, 10/15/40	400,000	391,001
United Technologies Corp.
5.40%, 05/01/35	500,000	559,414
5.70%, 04/15/40	475,000	551,577
6.05%, 06/01/36	75,000	90,681

		3,161,382

AGRICULTURE – 1.03%
Altria Group Inc.
9.95%, 11/10/38	575,000	800,561
10.20%, 02/06/39	276,000	393,178
Archer-Daniels-Midland Co.
5.38%, 09/15/35	75,000	80,858
5.77%, 03/01/41	350,000	404,682
6.45%, 01/15/38	22,000	27,888
Lorillard Tobacco Co.
7.00%, 08/04/41	150,000	152,403
Philip Morris International Inc.
6.38%, 05/16/38	161,000	191,478

		2,051,048

AUTO MANUFACTURERS – 0.51%
Daimler Finance North America LLC
8.50%, 01/18/31	743,000	1,018,422

		1,018,422

BANKS – 7.82%
Abbey National Capital Trust I
8.96%, 06/30/30[a]	250,000	250,000
BAC Capital Trust XI
6.63%, 05/23/36	75,000	65,250

Security	Principal	Value
Bank of America Corp.
5.00%, 08/18/25	$100,000	$90,691
Bank of America N.A.
6.00%, 10/15/36	300,000	278,989
Barclays Bank PLC
6.28%, 12/15/34[a]	200,000	148,000
10.18%, 06/12/21[b]	80,000	96,728
BB&T Capital Trust II
6.75%, 06/07/36	250,000	248,750
BNP Paribas SA
7.20%, 06/25/37[a,b]	200,000	171,000
Citigroup Inc.
5.85%, 12/11/34	1,500,000	1,476,893
5.88%, 05/29/37	75,000	71,208
6.13%, 08/25/36	100,000	92,814
6.63%, 06/15/32	550,000	562,612
6.88%, 03/05/38	188,000	198,765
8.13%, 07/15/39	500,000	598,568
Fifth Third Bancorp
8.25%, 03/01/38	125,000	142,512
Goldman Sachs Group Inc. (The)
5.95%, 01/15/27	25,000	23,278
6.13%, 02/15/33	475,000	466,781
6.25%, 02/01/41	700,000	679,583
6.45%, 05/01/36	1,050,000	962,696
6.75%, 10/01/37	725,000	680,933
HSBC Holdings PLC
6.50%, 05/02/36	700,000	685,404
6.50%, 09/15/37	655,000	633,272
6.80%, 06/01/38	700,000	715,381
JPMorgan Chase & Co.
5.50%, 10/15/40	100,000	101,860
5.60%, 07/15/41	1,600,000	1,653,765
6.40%, 05/15/38	275,000	312,668
KfW
0.00%, 04/18/36	200,000	75,516
0.00%, 06/29/37	500,000	177,852
Morgan Stanley
5.00%, 08/31/25	700,000	685,731
7.25%, 04/01/32	400,000	454,891
Rabobank Nederland
5.25%, 05/24/41	410,000	434,141

88	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
Standard Chartered PLC
7.01%, 07/30/37[a,b]	$400,000	$373,257
USB Capital XIII Trust
6.63%, 12/15/39	25,000	25,375
Wachovia Bank N.A./Wells Fargo & Co.
6.60%, 01/15/38	550,000	635,985
Wachovia Corp./Wells Fargo & Co.
5.50%, 08/01/35	200,000	200,718
Wells Fargo & Co.
5.38%, 02/07/35	900,000	962,743
Wells Fargo Capital X
5.95%, 12/15/36	146,000	143,810

		15,578,420

BEVERAGES – 1.37%
Anheuser-Busch InBev Worldwide Inc.
6.38%, 01/15/40	100,000	125,678
8.20%, 01/15/39	1,026,000	1,487,921
Diageo Capital PLC
5.88%, 09/30/36	225,000	257,442
Pepsi Bottling Group Inc.
Series B
7.00%, 03/01/29	300,000	395,708
PepsiCo Inc.
5.50%, 01/15/40	400,000	451,710

		2,718,459

BIOTECHNOLOGY – 0.52%
Amgen Inc.
5.65%, 06/15/42	800,000	878,207
6.38%, 06/01/37	75,000	89,192
6.40%, 02/01/39	59,000	70,329

		1,037,728

BUILDING MATERIALS – 0.13%
Owens Corning
7.00%, 12/01/36	250,000	252,260

		252,260

CHEMICALS – 0.87%
Dow Chemical Co. (The)
7.38%, 11/01/29	700,000	865,913
9.40%, 05/15/39	125,000	190,890
EI du Pont Nemours & Co.
4.90%, 01/15/41	75,000	77,099

Security	Principal	Value
Potash Corp. of Saskatchewan Inc.
5.63%, 12/01/40	$550,000	$600,468

		1,734,370

COMMERCIAL SERVICES – 0.43%
President and Fellows of Harvard College (The)
6.30%, 10/01/37	41,000	46,330
6.50%, 01/15/39[b]	600,000	818,304

		864,634

COMPUTERS – 0.69%
Dell Inc.
5.40%, 09/10/40	50,000	49,118
International Business Machines Corp.
5.60%, 11/30/39	550,000	634,274
7.00%, 10/30/25	500,000	689,338

		1,372,730

COSMETICS & PERSONAL CARE – 0.20%
Procter & Gamble Co. (The)
5.55%, 03/05/37	337,000	392,486

		392,486

DIVERSIFIED FINANCIAL SERVICES – 4.55%
American Express Co.
8.15%, 03/19/38	250,000	359,166
Capital One Capital III
7.69%, 08/15/36	100,000	98,500
Capital One Capital V
10.25%, 08/15/39	300,000	310,500
Capital One Capital VI
8.88%, 05/15/40	50,000	50,250
Citigroup Capital XXI
8.30%, 12/21/57[a]	375,000	375,000
Credit Suisse (USA) Inc.
7.13%, 07/15/32	225,000	270,905
ERAC USA Finance LLC
7.00%, 10/15/37[b]	750,000	890,427
FMR LLC
7.57%, 06/15/29[b]	400,000	468,838
General Electric Capital Corp.
5.88%, 01/14/38	1,220,000	1,236,734
6.75%, 03/15/32	1,253,000	1,399,205
6.88%, 01/10/39	700,000	800,145

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
General Electric Capital Corp.
Series A
6.15%, 08/07/37	$400,000	$420,159
Goldman Sachs Group Inc. (The)
6.35%, 02/15/34	40,000	36,000
Jefferies Group Inc.
6.25%, 01/15/36	225,000	208,524
JPMorgan Chase Capital XXV
6.80%, 10/01/37	197,000	196,508
Merrill Lynch & Co. Inc.
6.11%, 01/29/37	200,000	165,265
6.22%, 09/15/26	1,050,000	954,355
7.75%, 05/14/38	595,000	606,927
National Rural Utilities Cooperative Finance Corp.
Series C
8.00%, 03/01/32	75,000	102,784
SLM Corp.
5.63%, 08/01/33	150,000	123,000

		9,073,192

ELECTRIC – 10.57%
Alabama Power Co.
Series 11-C
5.20%, 06/01/41	600,000	650,542
Appalachian Power Co.
Series Q
7.00%, 04/01/38	300,000	381,278
Consolidated Edison Co. of New York Inc.
5.50%, 12/01/39	450,000	500,461
5.70%, 06/15/40	640,000	732,334
Constellation Energy Group Inc.
7.60%, 04/01/32	50,000	60,919
Dominion Resources Inc.
6.30%, 03/15/33	25,000	28,635
Duke Energy Carolinas LLC
5.30%, 02/15/40	575,000	612,613
6.05%, 04/15/38	600,000	704,707
E.ON International Finance BV
6.65%, 04/30/38[b]	56,000	67,885
Electricite de France
6.95%, 01/26/39[b]	630,000	782,149

Security	Principal	Value
Enel Finance International SA
6.00%, 10/07/39[b]	$300,000	$259,304
Exelon Generation Co. LLC
6.25%, 10/01/39	775,000	837,452
FirstEnergy Corp.
7.38%, 11/15/31	1,222,000	1,429,382
Florida Power & Light Co.
5.13%, 06/01/41	400,000	435,717
5.25%, 02/01/41	100,000	110,894
5.95%, 02/01/38	276,000	333,948
Florida Power Corp.
6.40%, 06/15/38	350,000	441,822
Georgia Power Co.
5.40%, 06/01/40	400,000	442,356
Kentucky Utilities Co.
5.13%, 11/01/40	100,000	108,844
Massachusetts Electric Co.
5.90%, 11/15/39[b]	50,000	59,114
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	1,169,000	1,322,862
6.50%, 09/15/37	625,000	737,930
8.48%, 09/15/28	56,000	76,417
Nevada Power Co.
5.38%, 09/15/40	75,000	82,060
Nisource Finance Corp.
5.95%, 06/15/41	375,000	387,088
Northern States Power Co.
4.85%, 08/15/40	1,100,000	1,130,792
6.20%, 07/01/37	50,000	62,701
Oglethorpe Power Corp.
6.19%, 01/01/31[b]	400,000	440,140
Ohio Power Co.
Series M
5.38%, 10/01/21	145,000	165,676
Oncor Electric Delivery Co.
7.00%, 09/01/22	550,000	691,763
7.50%, 09/01/38	25,000	33,416
Pacific Gas & Electric Co.
5.40%, 01/15/40	600,000	643,518
6.05%, 03/01/34	734,000	851,333
Progress Energy Inc.
7.75%, 03/01/31	295,000	392,086

90	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
PSEG Power LLC
8.63%, 04/15/31	$250,000	$333,067
Puget Sound Energy Inc.
5.64%, 04/15/41	600,000	681,853
5.76%, 07/15/40	50,000	57,723
5.80%, 03/15/40	25,000	28,747
San Diego Gas & Electric Co.
4.50%, 08/15/40	400,000	398,547
5.35%, 05/15/40	75,000	84,916
South Carolina Electric & Gas Co.
6.05%, 01/15/38	68,000	80,950
Southern California Edison Co.
6.00%, 01/15/34	700,000	839,011
6.05%, 03/15/39	100,000	123,006
Southern California Edison Co.
Series 08-A
5.95%, 02/01/38	504,000	609,818
Southwestern Electric Power Co.
6.20%, 03/15/40	50,000	54,837
Virginia Electric and Power Co.
8.88%, 11/15/38	350,000	567,430
Virginia Electric and Power Co.
Series A
6.00%, 05/15/37	600,000	708,362
Wisconsin Power & Light Co.
6.38%, 08/15/37	400,000	494,812

		21,061,217

ELECTRONICS – 0.24%
Koninklijke Philips Electronics NV
6.88%, 03/11/38	400,000	484,447

		484,447

ENVIRONMENTAL CONTROL – 0.41%
Republic Services Inc.
4.75%, 05/15/23	100,000	106,758
5.70%, 05/15/41	300,000	312,189
6.20%, 03/01/40	25,000	27,804
Waste Management Inc.
6.13%, 11/30/39	330,000	368,439

		815,190

FOOD – 1.93%
ConAgra Foods Inc.
8.25%, 09/15/30	400,000	489,728

Security	Principal	Value
Delhaize Group SA
5.70%, 10/01/40	$100,000	$97,602
H.J. Heinz Finance Co.
7.13%, 08/01/39[b]	125,000	163,058
Kellogg Co.
Series B
7.45%, 04/01/31	150,000	200,730
Kraft Foods Inc.
6.50%, 11/01/31	700,000	845,192
6.50%, 02/09/40	675,000	779,808
6.88%, 02/01/38	35,000	41,813
Kroger Co. (The)
5.40%, 07/15/40	40,000	41,050
6.90%, 04/15/38	625,000	764,436
Tesco PLC
6.15%, 11/15/37[b]	200,000	229,754
Unilever Capital Corp.
5.90%, 11/15/32	150,000	182,626

		3,835,797

FOREST PRODUCTS & PAPER – 0.04%
International Paper Co.
7.30%, 11/15/39	50,000	54,634
8.70%, 06/15/38	25,000	31,283

		85,917

GAS – 0.68%
KeySpan Gas East Corp.
5.82%, 04/01/41[b]	700,000	797,129
Sempra Energy
6.00%, 10/15/39	225,000	248,845
Southern Union Co.
7.60%, 02/01/24	250,000	307,741

		1,353,715

HEALTH CARE - PRODUCTS – 0.67%
Covidien International Finance SA
6.55%, 10/15/37	100,000	122,923
Johnson & Johnson
4.50%, 09/01/40	75,000	77,189
5.95%, 08/15/37	450,000	555,476
Medtronic Inc.
5.55%, 03/15/40	500,000	581,886

		1,337,474

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
HEALTH CARE - SERVICES – 1.31%
Aetna Inc.
6.63%, 06/15/36	$600,000	$716,177
6.75%, 12/15/37	64,000	77,362
CIGNA Corp.
5.88%, 03/15/41	25,000	26,849
UnitedHealth Group Inc.
5.80%, 03/15/36	650,000	706,316
5.95%, 02/15/41	50,000	55,844
6.88%, 02/15/38	310,000	383,001
WellPoint Inc.
5.80%, 08/15/40	75,000	82,624
5.85%, 01/15/36	250,000	276,252
6.38%, 06/15/37	250,000	291,730

		2,616,155

HOLDING COMPANIES - DIVERSIFIED – 0.03%
Hutchison Whampoa International Ltd.
7.45%, 11/24/33[b]	50,000	64,532

		64,532

HOUSEHOLD PRODUCTS & WARES – 0.34%
Kimberly-Clark Corp.
5.30%, 03/01/41	25,000	27,286
6.63%, 08/01/37	500,000	638,655

		665,941

INSURANCE – 5.44%
Aflac Inc.
6.45%, 08/15/40	300,000	291,479
AIG Sunamerica Global Financing X
6.90%, 03/15/32[b]	50,000	53,290
Allstate Corp. (The)
5.55%, 05/09/35	350,000	353,546
5.95%, 04/01/36	600,000	634,241
6.90%, 05/15/38	61,000	72,657
American International Group Inc.
6.25%, 05/01/36	30,000	28,473
8.18%, 05/15/38[a]	1,010,000	984,750
AXA SA
8.60%, 12/15/30	480,000	536,279
Berkshire Hathaway Finance Corp.
5.75%, 01/15/40	25,000	26,938
Chubb Corp. (The)
6.00%, 05/11/37	750,000	837,612

Security	Principal	Value
GE Global Insurance Holding Corp.
7.00%, 02/15/26	$200,000	$217,674
Genworth Financial Inc.
7.63%, 09/24/21	75,000	66,000
Hartford Financial Services Group Inc.
6.10%, 10/01/41	200,000	179,290
6.63%, 03/30/40	50,000	48,457
Liberty Mutual Group Inc.
6.50%, 03/15/35[b]	600,000	580,847
Lincoln National Corp.
6.15%, 04/07/36	25,000	24,312
7.00%, 06/15/40	100,000	104,813
Massachusetts Mutual Life Insurance Co.
8.88%, 06/01/39[b]	150,000	219,503
MetLife Inc.
5.70%, 06/15/35	100,000	102,997
5.88%, 02/06/41	250,000	262,734
6.40%, 12/15/36	75,000	68,625
6.50%, 12/15/32	1,176,000	1,326,719
Nationwide Mutual Insurance Co.
9.38%, 08/15/39[b]	250,000	295,405
New York Life Insurance Co.
6.75%, 11/15/39[b]	300,000	354,690
Northwestern Mutual Life Insurance Co.
6.06%, 03/30/40[b]	200,000	220,027
Pacific Life Insurance Co.
9.25%, 06/15/39[b]	275,000	363,961
Progressive Corp. (The)
6.25%, 12/01/32	500,000	579,564
Prudential Financial Inc.
5.40%, 06/13/35	25,000	23,494
6.20%, 11/15/40	100,000	103,822
Prudential Financial Inc.
Series D
6.63%, 12/01/37	900,000	983,577
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39[b]	350,000	416,036
Travelers Companies Inc. (The)
5.35%, 11/01/40	350,000	351,390
6.25%, 06/15/37	68,000	76,270

92	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
XL Group PLC
6.38%, 11/15/24	$50,000	$53,002

		10,842,474

IRON & STEEL – 0.36%
ArcelorMittal SA
6.75%, 03/01/41	250,000	237,115
7.00%, 10/15/39	325,000	318,224
Cliffs Natural Resources Inc.
6.25%, 10/01/40	75,000	73,786
Nucor Corp.
4.13%, 09/15/22	75,000	78,421

		707,546

MACHINERY – 0.63%
Caterpillar Inc.
5.20%, 05/27/41	350,000	373,614
6.05%, 08/15/36	675,000	799,978
Deere & Co.
5.38%, 10/16/29	75,000	84,845

		1,258,437

MANUFACTURING – 0.53%
3M Co.
5.70%, 03/15/37	500,000	601,495
Honeywell International Inc.
5.38%, 03/01/41	250,000	275,826
5.70%, 03/15/37	50,000	57,206
Illinois Tool Works Inc.
4.88%, 09/15/41[b]	100,000	101,624
Tyco International Finance SA
4.63%, 01/15/23	25,000	26,722

		1,062,873

MEDIA – 6.22%
AOL Time Warner Inc.
7.63%, 04/15/31	1,220,000	1,491,424
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	1,482,000	2,168,900
Comcast Corp.
6.40%, 03/01/40	75,000	84,983
6.45%, 03/15/37	600,000	662,510
6.95%, 08/15/37	100,000	115,737
COX Communications Inc.
8.38%, 03/01/39[b]	275,000	375,407

Security	Principal	Value
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
6.00%, 08/15/40	$175,000	$183,868
6.38%, 03/01/41	325,000	361,539
Discovery Communications LLC
6.35%, 06/01/40	100,000	112,628
Grupo Televisa SA
6.63%, 01/15/40	75,000	83,302
NBCUniversal Media LLC
5.95%, 04/01/41	825,000	879,839
6.40%, 04/30/40	25,000	27,865
News America Inc.
6.15%, 02/15/41	575,000	605,548
6.20%, 12/15/34	100,000	104,508
6.40%, 12/15/35	700,000	745,498
6.65%, 11/15/37	330,000	361,715
Thomson Reuters Corp.
5.85%, 04/15/40	100,000	108,476
Time Warner Cable Inc.
5.88%, 11/15/40	550,000	569,755
6.75%, 06/15/39	500,000	567,195
Time Warner Entertainment Co. LP
8.38%, 07/15/33	702,000	932,589
Time Warner Inc.
6.10%, 07/15/40	75,000	80,079
6.25%, 03/29/41	600,000	665,110
Viacom Inc.
6.88%, 04/30/36	400,000	472,363
7.88%, 07/30/30	300,000	372,001
Walt Disney Co. (The)
4.38%, 08/16/41	250,000	252,192

		12,385,031

MINING – 2.57%
Alcoa Inc.
5.90%, 02/01/27	50,000	48,654
5.95%, 02/01/37	625,000	570,045
Barrick Australia Finance Pty Ltd.
5.95%, 10/15/39	200,000	215,120
Barrick North America Finance LLC
5.70%, 05/30/41[b]	350,000	372,312
Kinross Gold Corp.
6.88%, 09/01/41[b]	200,000	201,322

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
Newmont Mining Corp.
6.25%, 10/01/39	$280,000	$315,398
Rio Tinto Finance (USA) Ltd.
5.20%, 11/02/40	325,000	331,250
7.13%, 07/15/28	260,000	328,561
Southern Copper Corp.
6.75%, 04/16/40	350,000	369,647
Teck Resources Ltd.
6.00%, 08/15/40	50,000	50,881
6.25%, 07/15/41	800,000	842,202
Vale Overseas Ltd.
6.88%, 11/21/36	800,000	911,669
6.88%, 11/10/39	400,000	456,094
8.25%, 01/17/34	87,000	112,307

		5,125,462

MISCELLANEOUS - MANUFACTURING – 0.06%
Siemens Financieringsmat
6.13%, 08/17/26[b]	100,000	118,504

		118,504

MULTI-NATIONAL – 1.06%
Asian Development Bank
5.82%, 06/16/28	600,000	795,857
European Investment Bank
4.88%, 02/15/36	400,000	457,097
International Bank for Reconstruction and Development
7.63%, 01/19/23	592,000	863,177

		2,116,131

OIL & GAS – 8.21%
Anadarko Finance Co.
7.50%, 05/01/31	700,000	818,181
Anadarko Petroleum Corp.
6.20%, 03/15/40	100,000	103,096
6.45%, 09/15/36	365,000	387,483
Apache Corp.
5.10%, 09/01/40	635,000	677,877
6.00%, 01/15/37	31,000	37,077
Canadian Natural Resources Ltd.
6.25%, 03/15/38	100,000	113,100
6.75%, 02/01/39	250,000	298,287
Cenovus Energy Inc.
6.75%, 11/15/39	150,000	177,362

Security	Principal	Value
ConocoPhillips
6.50%, 02/01/39	$600,000	$752,165
ConocoPhillips Holding Co.
6.95%, 04/15/29	1,642,000	2,053,457
Devon Energy Corp.
5.60%, 07/15/41	200,000	214,513
7.95%, 04/15/32	100,000	136,527
Devon Financing Corp. ULC
7.88%, 09/30/31	647,000	873,686
EnCana Corp.
6.50%, 08/15/34	650,000	718,540
6.50%, 02/01/38	130,000	146,564
Gaz Capital SA
7.29%, 08/16/37[b]	300,000	337,500
8.63%, 04/28/34[b]	100,000	128,750
Gazprom OAO
6.51%, 03/07/22[b]	200,000	218,000
Hess Corp.
5.60%, 02/15/41	475,000	487,319
7.30%, 08/15/31	275,000	339,400
Marathon Oil Corp.
6.60%, 10/01/37	75,000	87,248
Marathon Petroleum Corp.
6.50%, 03/01/41[b]	300,000	324,024
Nexen Inc.
6.40%, 05/15/37	134,000	137,015
7.50%, 07/30/39	300,000	346,016
7.88%, 03/15/32	100,000	118,358
Noble Energy Inc.
6.00%, 03/01/41	100,000	108,453
Noble Holding International Ltd.
6.20%, 08/01/40	30,000	33,861
Occidental Petroleum Corp.
3.13%, 02/15/22	350,000	350,156
Pemex Project Funding Master Trust
6.63%, 06/15/35	665,000	736,487
Petro-Canada
6.80%, 05/15/38	95,000	111,094
9.25%, 10/15/21	600,000	840,422
Petrobras International Finance Co.
6.75%, 01/27/41	250,000	276,759
6.88%, 01/20/40	195,000	217,750

94	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
Petroleos Mexicanos
5.50%, 01/21/21	$100,000	$108,500
6.50%, 06/02/41[b]	350,000	374,500
Shell International Finance BV
5.50%, 03/25/40	100,000	116,477
6.38%, 12/15/38	1,027,000	1,310,062
Statoil ASA
5.10%, 08/17/40	300,000	325,258
StatoilHydro ASA
6.50%, 12/01/28[b]	100,000	123,755
Suncor Energy Inc.
6.50%, 06/15/38	300,000	340,729
6.85%, 06/01/39	75,000	88,206
Talisman Energy Inc.
6.25%, 02/01/38	75,000	81,979
Transocean Inc.
6.80%, 03/15/38	255,000	274,002
Valero Energy Corp.
6.63%, 06/15/37	367,000	390,717
7.50%, 04/15/32	100,000	114,717

		16,355,429

OIL & GAS SERVICES – 1.05%
Baker Hughes Inc.
5.13%, 09/15/40	675,000	723,259
Halliburton Co.
7.45%, 09/15/39	350,000	473,764
Weatherford International Ltd.
6.50%, 08/01/36	700,000	747,512
6.75%, 09/15/40	75,000	81,892
7.00%, 03/15/38	50,000	56,074

		2,082,501

PHARMACEUTICALS – 3.92%
Abbott Laboratories
5.30%, 05/27/40	825,000	899,444
6.00%, 04/01/39	50,000	59,356
AstraZeneca PLC
6.45%, 09/15/37	587,000	729,832
Bristol-Myers Squibb Co.
5.88%, 11/15/36	615,000	723,814
6.13%, 05/01/38	79,000	95,017
Eli Lilly and Co.
5.55%, 03/15/37	425,000	476,852

Security	Principal	Value
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	$587,000	$728,115
Pfizer Inc.
7.20%, 03/15/39	643,000	868,549
Roche Holdings Inc.
7.00%, 03/01/39[b]	490,000	642,417
Schering-Plough Corp./Merck & Co. Inc.
6.50%, 12/01/33	465,000	593,112
6.55%, 09/15/37	675,000	870,813
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	100,000	115,757
Wyeth
5.95%, 04/01/37	125,000	143,566
6.50%, 02/01/34	700,000	870,897

		7,817,541

PIPELINES – 2.97%
Energy Transfer Partners LP
6.05%, 06/01/41	110,000	105,985
6.63%, 10/15/36	250,000	256,248
Enterprise Products Operating LLC
4.05%, 02/15/22	350,000	349,412
5.70%, 02/15/42	250,000	252,810
5.95%, 02/01/41	400,000	415,770
6.13%, 10/15/39	60,000	62,492
Kinder Morgan Energy Partners LP
6.38%, 03/01/41	400,000	425,098
6.95%, 01/15/38	842,000	920,797
ONEOK Partners LP
6.13%, 02/01/41	250,000	266,080
6.85%, 10/15/37	50,000	57,218
Plains All American Pipeline LP/PAA Finance Corp.
6.65%, 01/15/37	75,000	83,703
TransCanada PipeLines Ltd.
6.10%, 06/01/40	25,000	28,862
6.20%, 10/15/37	175,000	199,223
7.63%, 01/15/39	764,000	1,015,957
Williams Companies Inc. (The)
7.88%, 09/01/21	600,000	755,001
8.75%, 03/15/32	248,000	316,691

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
Williams Partners LP
6.30%, 04/15/40	$375,000	$410,915

		5,922,262

REAL ESTATE INVESTMENT TRUSTS – 0.22%
Health Care REIT Inc.
5.25%, 01/15/22	150,000	147,988
Simon Property Group LP
6.75%, 02/01/40	250,000	280,127

		428,115

RETAIL – 4.44%
CVS Caremark Corp.
5.75%, 05/15/41	100,000	104,041
6.13%, 09/15/39	550,000	594,482
CVS Pass-Through Trust
6.04%, 12/10/28	529,061	575,783
6.94%, 01/10/30	92,179	107,586
Home Depot Inc. (The)
5.88%, 12/16/36	485,000	529,101
5.95%, 04/01/41	450,000	491,813
Lowe’s Companies Inc.
5.80%, 04/15/40	325,000	352,699
Macy’s Retail Holdings Inc.
6.38%, 03/15/37	300,000	303,879
McDonald’s Corp.
6.30%, 10/15/37	250,000	313,211
6.30%, 03/01/38	500,000	627,397
Target Corp.
6.50%, 10/15/37	300,000	366,589
7.00%, 01/15/38	550,000	707,970
Wal-Mart Stores Inc.
5.00%, 10/25/40	100,000	103,555
5.25%, 09/01/35	1,600,000	1,744,666
5.63%, 04/15/41	100,000	113,439
6.20%, 04/15/38	200,000	241,049
6.50%, 08/15/37	929,000	1,158,313
7.55%, 02/15/30	50,000	68,040
Yum! Brands Inc.
3.75%, 11/01/21	350,000	349,387

		8,853,000

Security	Principal	Value
SEMICONDUCTORS – 0.13%
Applied Materials Inc.
5.85%, 06/15/41	$250,000	$265,677

		265,677

SOFTWARE – 1.07%
Microsoft Corp.
4.50%, 10/01/40	650,000	659,245
5.20%, 06/01/39	75,000	83,619
5.30%, 02/08/41	250,000	285,009
Oracle Corp.
5.38%, 07/15/40[b]	525,000	574,265
6.13%, 07/08/39	20,000	23,968
6.50%, 04/15/38	400,000	496,491

		2,122,597

TELECOMMUNICATIONS – 8.35%
Alltel Corp.
7.88%, 07/01/32	50,000	69,504
America Movil SAB de CV
6.13%, 03/30/40	500,000	554,615
6.38%, 03/01/35	75,000	85,845
AT&T Corp.
8.00%, 11/15/31	1,600,000	2,138,294
AT&T Inc.
5.35%, 09/01/40	400,000	409,996
6.30%, 01/15/38	596,000	664,373
6.50%, 09/01/37	600,000	684,977
BellSouth Capital Funding Corp.
7.88%, 02/15/30	725,000	925,742
British Telecom PLC
9.88%, 12/15/30	450,000	666,490
Cisco Systems Inc.
5.50%, 01/15/40	475,000	514,376
5.90%, 02/15/39	674,000	758,306
Deutsche Telekom International Finance BV
8.75%, 06/15/30	769,000	1,034,787
France Telecom SA
8.50%, 03/01/31	370,000	489,820
Motorola Inc.
6.63%, 11/15/37	9,000	10,160
New Cingular Wireless Services Inc.
8.75%, 03/01/31	1,000,000	1,436,132

96	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
Qwest Corp.
6.88%, 09/15/33	$675,000	$634,500
Royal KPN NV
8.38%, 10/01/30	50,000	64,929
Telecom Italia Capital SA
6.00%, 09/30/34	250,000	205,071
6.38%, 11/15/33	100,000	86,728
7.20%, 07/18/36	35,000	32,444
7.72%, 06/04/38	326,000	318,684
Telefonica Emisiones SAU
7.05%, 06/20/36	450,000	451,116
Telefonica Europe BV
8.25%, 09/15/30	137,000	154,505
Verizon Communications Inc.
6.00%, 04/01/41	150,000	171,187
6.40%, 02/15/38	50,000	58,390
7.75%, 12/01/30	2,372,000	3,128,852
8.95%, 03/01/39	75,000	110,430
Vodafone Group PLC
6.15%, 02/27/37	375,000	435,406
7.88%, 02/15/30	244,000	332,507

		16,628,166

TRANSPORTATION – 2.53%
Burlington Northern Santa Fe Corp.
5.75%, 05/01/40	750,000	820,262
Burlington Northern Santa Fe LLC
5.40%, 06/01/41	250,000	262,082
Canadian National Railway Co.
6.20%, 06/01/36	600,000	723,561
6.38%, 11/15/37	58,000	71,310
Canadian Pacific Railway Co.
4.45%, 03/15/23	100,000	104,408
CSX Corp.
5.50%, 04/15/41	300,000	313,855
6.22%, 04/30/40	75,000	86,050
Norfolk Southern Corp.
6.00%, 05/23/11	350,000	373,370
7.05%, 05/01/37	280,000	366,253
Union Pacific Corp.
4.16%, 07/15/22[b]	1,300,000	1,372,486
6.63%, 02/01/29	67,000	80,675

Security	Principal	Value
United Parcel Service Inc.
6.20%, 01/15/38	$377,000	$473,818

		5,048,130

TOTAL CORPORATE BONDS & NOTES
(Cost: $172,551,615)		170,715,392

FOREIGN GOVERNMENT BONDS & NOTES[c] – 10.39%

BRAZIL – 2.33%
Brazil (Federative Republic of)
7.13%, 01/20/37	1,300,000	1,729,000
8.25%, 01/20/34	350,000	506,625
8.75%, 02/04/25	500,000	730,000
8.88%, 04/15/24	800,000	1,174,000
10.13%, 05/15/27	236,000	379,960
11.00%, 08/17/40	90,000	124,065

		4,643,650

CANADA – 0.99%
Hydro-Quebec
8.05%, 07/07/24	150,000	223,719
8.40%, 01/15/22	500,000	736,862
9.50%, 11/15/30	200,000	330,477
Quebec (Province of)
7.13%, 02/09/24	40,000	55,804
7.50%, 09/15/29	430,000	628,926

		1,975,788

COLOMBIA – 0.63%
Colombia (Republic of)
7.38%, 09/18/37	800,000	1,078,000
8.13%, 05/21/24	125,000	171,875

		1,249,875

HUNGARY – 0.08%
Hungary (Republic of)
7.63%, 03/29/41	150,000	156,600

		156,600

ITALY – 0.43%
Italy (Republic of)
5.38%, 06/15/33	362,000	337,709
6.88%, 09/27/23	475,000	518,787

		856,496

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
MEXICO – 1.60%
United Mexican States
6.05%, 01/11/40	$800,000	$918,000
6.75%, 09/27/34	500,000	625,000
7.50%, 04/08/33	152,000	203,680
8.00%, 09/24/22	200,000	286,000
8.30%, 08/15/31	800,000	1,152,000

		3,184,680

PANAMA – 0.48%
Panama (Republic of)
6.70%, 01/26/36	500,000	622,500
7.13%, 01/29/26	200,000	255,500
9.38%, 04/01/29	50,000	77,000

		955,000

PERU – 0.97%
Peru (Republic of)
6.55%, 03/14/37	70,000	85,995
7.35%, 07/21/25	1,400,000	1,841,000

		1,926,995

QATAR – 0.24%
Qatar (Kingdom of)
6.40%, 01/20/40[b]	400,000	488,000

		488,000

RUSSIA – 2.47%
Russian Federation (The)
7.50%, 03/31/30[b]	3,292,190	3,940,752
12.75%, 06/24/28[b]	550,000	978,340

		4,919,092

SOUTH AFRICA – 0.17%
South Africa (Republic of)
5.88%, 05/30/22	300,000	346,890

		346,890

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $20,321,957)		20,703,066

Security	Shares	Value
SHORT-TERM INVESTMENTS – 2.91%

MONEY MARKET FUNDS – 2.91%
BlackRock Cash Funds: Treasury,
SL Agency Shares 0.00%[d,e]	5,800,204	$5,800,204

		5,800,204

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,800,204)		5,800,204

TOTAL INVESTMENTS IN SECURITIES – 98.99%
(Cost: $198,673,776)		197,218,662

Other Assets, Less Liabilities – 1.01%		2,018,553

NET ASSETS – 100.00%		$199,237,215

[a]	Variable rate security. Rate shown is as of report date.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Investments are denominated in U.S. dollars.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

98	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

August 31, 2011

	iShares Barclays 1-3 Year Credit Bond Fund	iShares Barclays Intermediate Credit Bond Fund	iShares Barclays Credit Bond Fund
ASSETS
Investments, at cost:
Unaffiliated	$8,191,251,048	$3,577,078,476	$786,199,164
Affiliated (Note 2)	492,375,946	255,310,459	48,882,001

Total cost of investments	$8,683,626,994	$3,832,388,935	$835,081,165

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$8,269,411,067	$3,787,944,414	$846,351,842
Affiliated (Note 2)	492,456,278	256,342,315	48,943,695

Total fair value of investments	8,761,867,345	4,044,286,729	895,295,537
Cash	93,438	–	–
Receivables:
Investment securities sold	23,763,020	2,059,558	3,518,175
Interest	88,753,968	45,331,070	11,236,999
Capital shares sold	1,517,771	11,782,712	–

Total Assets	8,875,995,542	4,103,460,069	910,050,711

LIABILITIES
Payables:
Investment securities purchased	45,688,091	31,152,321	6,432,190
Collateral for securities on loan (Note 5)	446,245,317	218,121,793	44,103,268
Investment advisory fees (Note 2)	1,415,756	635,973	146,132

Total Liabilities	493,349,164	249,910,087	50,681,590

NET ASSETS	$8,382,646,378	$3,853,549,982	$859,369,121

Net assets consist of:
Paid-in capital	$8,270,950,384	$3,621,219,427	$795,134,910
Undistributed net investment income	12,034,895	10,759,891	2,897,130
Undistributed net realized gain	21,420,748	9,672,870	1,122,709
Net unrealized appreciation	78,240,351	211,897,794	60,214,372

NET ASSETS	$8,382,646,378	$3,853,549,982	$859,369,121

Shares outstanding[b]	80,200,000	35,800,000	8,000,000

Net asset value per share	$104.52	$107.64	$107.42

[a]	Securities on loan with values of $435,564,161, $213,599,982 and $43,199,966, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	99

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

August 31, 2011

iShares 10+ Year Credit Bond Fund
ASSETS
Investments, at cost:
Unaffiliated	$192,873,572
Affiliated (Note 2)	5,800,204

Total cost of investments	$198,673,776

Investments in securities, at fair value (Note 1):
Unaffiliated	$191,418,458
Affiliated (Note 2)	5,800,204

Total fair value of investments	197,218,662
Cash	17,500
Receivables:
Investment securities sold	2,498,307
Due from custodian (Note 4)	386,314
Interest	2,918,011
Capital shares sold	34,643

Total Assets	203,073,437

LIABILITIES
Payables:
Investment securities purchased	3,811,026
Investment advisory fees (Note 2)	25,196

Total Liabilities	3,836,222

NET ASSETS	$199,237,215

Net assets consist of:
Paid-in capital	$200,293,276
Undistributed net investment income	539,449
Accumulated net realized loss	(140,396)
Net unrealized depreciation	(1,455,114)

NET ASSETS	$199,237,215

Shares outstanding[a]	3,600,000

Net asset value per share	$55.34

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

100	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended August 31, 2011

	iShares Barclays 1-3 Year Credit Bond Fund	iShares Barclays Intermediate Credit Bond Fund	iShares Barclays Credit Bond Fund
NET INVESTMENT INCOME
Interest – unaffiliated	$86,142,824	$69,255,791	$18,872,010
Interest – affiliated (Note 2)	62,423	337,015	34,278
Securities lending income – affiliated (Note 2)	325,076	170,976	36,485

Total investment income	86,530,323	69,763,782	18,942,773

EXPENSES
Investment advisory fees (Note 2)	8,173,558	3,457,472	837,470

Total expenses	8,173,558	3,457,472	837,470

Net investment income	78,356,765	66,306,310	18,105,303

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments – unaffiliated	2,432,470	1,837,481	219,623
In-kind redemptions – unaffiliated	19,105,709	6,238,152	998,710
In-kind redemptions – affiliated (Note 2)	–	135,354	(516)

Net realized gain	21,538,179	8,210,987	1,217,817

Net change in unrealized appreciation/depreciation	(19,768,120)	55,966,577	22,276,633

Net realized and unrealized gain	1,770,059	64,177,564	23,494,450

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$80,126,824	$130,483,874	$41,599,753

See notes to financial statements.

FINANCIAL STATEMENTS	101

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended August 31, 2011

iShares 10+ Year Credit Bond Fund
NET INVESTMENT INCOME
Interest – unaffiliated	$1,100,867
Interest – affiliated (Note 2)	112

Total investment income	1,100,979

EXPENSES
Investment advisory fees (Note 2)	44,116

Total expenses	44,116

Net investment income	1,056,863

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments – unaffiliated	(84,758)

Net realized loss	(84,758)

Net change in unrealized appreciation/depreciation	(1,605,879)

Net realized and unrealized loss	(1,690,637)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(633,774)

See notes to financial statements.

102	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Barclays 1-3 Year Credit Bond Fund		iShares Barclays Intermediate Credit Bond Fund
	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$78,356,765	$159,890,506	$66,306,310	$117,423,457
Net realized gain	21,538,179	61,816,755	8,210,987	23,743,086
Net change in unrealized appreciation/depreciation	(19,768,120)	(15,670,872)	55,966,577	31,609,287

Net increase in net assets resulting from operations	80,126,824	206,036,389	130,483,874	172,775,830

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(80,459,841)	(161,623,240)	(65,634,343)	(115,504,092)
From net realized gain	–	(2,981,266)	–	(2,288,070)

Total distributions to shareholders	(80,459,841)	(164,604,506)	(65,634,343)	(117,792,162)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,810,954,023	4,550,364,491	810,061,081	1,174,278,105
Cost of shares redeemed	(1,078,168,134)	(2,489,523,724)	(117,537,698)	(389,393,294)

Net increase in net assets from capital share transactions	732,785,889	2,060,840,767	692,523,383	784,884,811

INCREASE IN NET ASSETS	732,452,872	2,102,272,650	757,372,914	839,868,479

NET ASSETS
Beginning of period	7,650,193,506	5,547,920,856	3,096,177,068	2,256,308,589

End of period	$8,382,646,378	$7,650,193,506	$3,853,549,982	$3,096,177,068

Undistributed net investment income included in net assets at end of period	$12,034,895	$14,137,971	$10,759,891	$10,087,924

SHARES ISSUED AND REDEEMED
Shares sold	17,300,000	43,700,000	7,600,000	11,200,000
Shares redeemed	(10,300,000)	(23,900,000)	(1,100,000)	(3,700,000)

Net increase in shares outstanding	7,000,000	19,800,000	6,500,000	7,500,000

See notes to financial statements.

FINANCIAL STATEMENTS	103

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Barclays Credit Bond Fund		iShares 10+ Year Credit Bond Fund
	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$18,105,303	$30,753,570	$1,056,863	$871,097
Net realized gain (loss)	1,217,817	4,411,320	(84,758)	124,568
Net change in unrealized appreciation/depreciation	22,276,633	8,958,206	(1,605,879)	163,350

Net increase (decrease) in net assets resulting from operations	41,599,753	44,123,096	(633,774)	1,159,015

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(18,015,686)	(30,059,759)	(595,738)	(834,038)
From net realized gain	–	(188,707)	–	–

Total distributions to shareholders	(18,015,686)	(30,248,466)	(595,738)	(834,038)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	94,417,706	282,172,519	179,453,149	15,800,961
Cost of shares redeemed	(21,127,930)	(73,327,376)	–	(5,232,551)

Net increase in net assets from capital share transactions	73,289,776	208,845,143	179,453,149	10,568,410

INCREASE IN NET ASSETS	96,873,843	222,719,773	178,223,637	10,893,387

NET ASSETS
Beginning of period	762,495,278	539,775,505	21,013,578	10,120,191

End of period	$859,369,121	$762,495,278	$199,237,215	$21,013,578

Undistributed net investment income included in net assets at end of period	$2,897,130	$2,807,513	$539,449	$78,324

SHARES ISSUED AND REDEEMED
Shares sold	900,000	2,700,000	3,200,000	300,000
Shares redeemed	(200,000)	(700,000)	–	(100,000)

Net increase in shares outstanding	700,000	2,000,000	3,200,000	200,000

See notes to financial statements.

104	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays 1-3 Year Credit Bond Fund
	Six months ended Aug. 31, 2011 (Unaudited)	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Period from Jan. 5, 2007[a] to Feb. 28, 2007
Net asset value, beginning of period	$104.51	$103.89	$97.31	$103.09	$100.76	$100.08

Income from investment operations:
Net investment income[b]	1.01	2.44	3.70	4.44	4.77	0.69
Net realized and unrealized gain (loss)[c]	0.05	0.73	6.66	(6.21)	2.27	0.28

Total from investment operations	1.06	3.17	10.36	(1.77)	7.04	0.97

Less distributions from:
Net investment income	(1.05)	(2.51)	(3.78)	(4.01)	(4.71)	(0.29)
Net realized gain	–	(0.04)	(0.00)[d]	–	–	–

Total distributions	(1.05)	(2.55)	(3.78)	(4.01)	(4.71)	(0.29)

Net asset value, end of period	$104.52	$104.51	$103.89	$97.31	$103.09	$100.76

Total return	1.01%[e]	3.13%	10.84%	(1.74)%	7.21%	0.97%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$8,382,646	$7,650,194	$5,547,921	$1,158,031	$298,960	$20,152
Ratio of expenses to average net assets[f]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[f]	1.91%	2.34%	3.62%	4.50%	4.72%	4.67%
Portfolio turnover rate[g]	2%	12%	23%	67%	64%	13%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	105

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays Intermediate Credit Bond Fund
	Six months ended Aug. 31, 2011 (Unaudited)	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Period from Jan. 5, 2007[a] to Feb. 28, 2007
Net asset value, beginning of period	$105.67	$103.50	$92.81	$102.10	$101.17	$100.19

Income from investment operations:
Net investment income[b]	2.06	4.36	4.98	5.03	5.03	0.76
Net realized and unrealized gain (loss)[c]	1.98	2.23	10.54	(9.75)	1.04	0.51

Total from investment operations	4.04	6.59	15.52	(4.72)	6.07	1.27

Less distributions from:
Net investment income	(2.07)	(4.33)	(4.83)	(4.57)	(5.14)	(0.29)
Net realized gain	–	(0.09)	–	–	–	–

Total distributions	(2.07)	(4.42)	(4.83)	(4.57)	(5.14)	(0.29)

Net asset value, end of period	$107.64	$105.67	$103.50	$92.81	$102.10	$101.17

Total return	3.85%[d]	6.55%	17.13%	(4.72)%	6.27%	1.27%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,853,550	$3,096,177	$2,256,309	$649,643	$173,564	$20,233
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	3.83%	4.14%	4.98%	5.28%	5.01%	5.16%
Portfolio turnover rate[f]	3%	9%	21%	19%	28%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

106	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays Credit Bond Fund
	Six months ended Aug. 31, 2011 (Unaudited)	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Period from Jan. 5, 2007[a] to Feb. 28, 2007
Net asset value, beginning of period	$104.45	$101.84	$90.10	$100.82	$101.75	$100.57

Income from investment operations:
Net investment income[b]	2.30	4.75	5.14	5.24	5.36	0.83
Net realized and unrealized gain (loss)[c]	2.98	2.59	11.57	(11.05)	(0.97)	0.65

Total from investment operations	5.28	7.34	16.71	(5.81)	4.39	1.48

Less distributions from:
Net investment income	(2.31)	(4.70)	(4.97)	(4.91)	(5.32)	(0.30)
Net realized gain	–	(0.03)	–	–	–	–

Total distributions	(2.31)	(4.73)	(4.97)	(4.91)	(5.32)	(0.30)

Net asset value, end of period	$107.42	$104.45	$101.84	$90.10	$100.82	$101.75

Total return	5.14%[d]	7.35%	19.00%	(5.91)%	4.53%	1.48%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$859,369	$762,495	$539,776	$207,231	$60,493	$20,350
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	4.31%	4.55%	5.24%	5.63%	5.38%	5.58%
Portfolio turnover rate[f]	4%	13%	29%	16%	34%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	107

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 10+ Year Credit Bond Fund
	Six months ended Aug. 31, 2011 (Unaudited)	Year ended Feb. 28, 2011	Period from Dec. 8, 2009[a] to Feb. 28, 2010
Net asset value, beginning of period	$52.53	$50.60	$50.63

Income from investment operations:
Net investment income[b]	1.31	2.88	0.65
Net realized and unrealized gain (loss)[c]	2.88	1.85	(0.28)

Total from investment operations	4.19	4.73	0.37

Less distributions from:
Net investment income	(1.38)	(2.80)	(0.40)

Total distributions	(1.38)	(2.80)	(0.40)

Net asset value, end of period	$55.34	$52.53	$50.60

Total return	8.10%[d]	9.62%	0.68%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$199,237	$21,014	$10,120
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	4.78%	5.47%	5.79%
Portfolio turnover rate[f]	18%	37%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

108	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” collectively, the “Funds”):

iShares Bond Fund	Diversification Classification
Barclays 1-3 Year Credit	Non-diversified
Barclays Intermediate Credit	Non-diversified
Barclays Credit	Non-diversified
10+ Year Credit	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	109

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the

110	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of August 31, 2011. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

		Investments in Securities

iShares Bond Fund	Level 1	Level 2	Level 3	Total

Barclays 1-3 Year Credit
Corporate Bonds & Notes	$–	$7,810,116,482	$–	$7,810,116,482
Foreign Government Bonds & Notes	–	453,063,855	–	453,063,855
Municipal Debt Obligations	–	14,341,205	–	14,341,205
Short-Term Investments	484,345,803	–	–	484,345,803

	$484,345,803	$8,277,521,542	$–	$8,761,867,345

Barclays Intermediate Credit
Corporate Bonds & Notes	$–	$3,534,122,467	$–	$3,534,122,467
Foreign Government Bonds & Notes	–	252,095,200	–	252,095,200
Municipal Debt Obligations	–	14,135,069	–	14,135,069
Short-Term Investments	243,933,993	–	–	243,933,993

	$243,933,993	$3,800,352,736	$–	$4,044,286,729

Barclays Credit
Corporate Bonds & Notes	$–	$757,968,828	$–	$757,968,828
Foreign Government Bonds & Notes	–	60,853,472	–	60,853,472
Municipal Debt Obligations	–	29,293,565	–	29,293,565
Short-Term Investments	47,179,672	–	–	47,179,672

	$47,179,672	$848,115,865	$–	$895,295,537

10+ Year Credit
Corporate Bonds & Notes	$–	$170,715,392	$–	$170,715,392
Foreign Government Bonds & Notes	–	20,703,066	–	20,703,066
Short-Term Investments	5,800,204	–	–	5,800,204

	$5,800,204	$191,418,458	$–	$197,218,662

NOTES TO FINANCIAL STATEMENTS	111

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by funds for taxable years beginning after December 22, 2010 will not be subject to expiration. In addition, such losses must be utilized prior to the losses incurred in the tax years preceding enactment.

As of August 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Barclays 1-3 Year Credit	$8,683,579,317	$ 93,165,606	$(14,877,578)	$ 78,288,028
Barclays Intermediate Credit	3,832,482,983	216,973,186	(5,169,440)	211,803,746
Barclays Credit	835,155,180	61,972,986	(1,832,629)	60,140,357
10+ Year Credit	198,674,376	1,639,315	(3,095,029)	(1,455,714)

Management has reviewed the tax positions as of August 31, 2011, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

112	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.20% based on the average daily net assets of each Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the combined income earned from the investment of cash collateral received for the loan of securities and any fees paid by borrowers. For the six months ended August 31, 2011, BTC earned securities lending agent fees from the Funds as follows:

iShares Bond Fund	Securities Lending Agent Fees
Barclays 1-3 Year Credit	$175,041
Barclays Intermediate Credit	92,064
Barclays Credit	19,646

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

NOTES TO FINANCIAL STATEMENTS	113

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the six months ended August 31, 2011, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Bond Fund and Name of Affiliated Issuer	Principal Amount Held Beginning of Period	Gross Additions	Gross Reductions	Principal Amount Held End of Period	Value at End of Period	Interest Income	Net Realized Gain (Loss)

Barclays 1-3 Year Credit
PNC Funding Corp.

5.40%, 06/10/14	$ –	$4,263,000	$ –	$4,263,000	$ 4,711,607	$ 8,933	$ –

5.50%, 09/28/12	3,250,000	–	–	3,250,000	3,398,868	47,981	–

					$ 8,110,475	$ 56,914	$ –

Barclays Intermediate Credit
PNC Funding Corp.

4.25%, 09/21/15	$ 750,000	$ –	$ –	$ 750,000	$ 810,765	$ 16,043	$ –

4.38%, 08/11/20	2,000,000	–	–	2,000,000	2,114,476	42,303	–

5.13%, 02/08/20	1,500,000	–	–	1,500,000	1,657,088	37,046	–

5.25%, 11/15/15	3,037,000	–	(700,000)	2,337,000	2,596,620	93,169	135,354

5.40%, 06/10/14	3,000,000	–	–	3,000,000	3,315,698	64,915	–

5.63%, 02/01/17	1,750,000	–	–	1,750,000	1,913,675	44,024	–

					$12,408,322	$297,500	$135,354

Barclays Credit
PNC Funding Corp.

3.63%, 02/08/15	$ 500,000	$ –	$ –	$ 500,000	$ 525,948	$ 7,984	$ –

4.25%, 09/21/15	200,000	–	–	200,000	216,204	4,278	–

5.13%, 02/08/20	1,000,000	–	(75,000)	925,000	1,021,871	21,312	(516)

					$ 1,764,023	$ 33,574	$ (516)

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended August 31, 2011 were as follows:

iShares Bond Fund	Purchases	Sales
Barclays 1-3 Year Credit	$1,131,146,935	$162,811,928
Barclays Intermediate Credit	337,143,857	110,708,930
Barclays Credit	82,465,839	35,798,122
10+ Year Credit	71,709,953	8,464,962

114	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended August 31, 2011 were as follows:

iShares Bond Fund	In-kind Purchases	In-kind Sales
Barclays 1-3 Year Credit	$955,785,565	$1,060,431,794
Barclays Intermediate Credit	587,757,329	110,193,262
Barclays Credit	48,868,204	13,541,528
10+ Year Credit	109,537,146	–

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and an amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates; such reinvestments are subject to investment risk.

As of August 31, 2011, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of August 31, 2011 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, plus any fees paid by borrowers and less the fees paid to BTC as securities lending agent which are subject to adjustments pursuant to the securities lending agreement.

NOTES TO FINANCIAL STATEMENTS	115

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

116	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BFA provided such information as the Board, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. An ad-hoc sub-committee of the Independent Trustees (the “Ad-Hoc Sub-Committee”), with independent counsel, met with management on April 19, 2011, and April 26, 2011, to discuss the types of information the Board required and the manner in which management would organize and present such information. At a meeting held on May 16, 2011, management presented information to the Board relating to the continuance of the Advisory Contract and the Board reviewed and discussed such information at length. The Board also requested from management certain additional information. At a meeting held on June 22-23, 2011, the Board reviewed additional information provided by management in response to the Board’s requests. The Board approved the selection of BFA and the continuance of the Advisory Contract for the Funds, based on its review of qualitative and quantitative information provided by BFA, including its review of supplemental information management provided at the request of the Board. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In selecting BFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Nature, Extent and Quality of Services Provided by BFA – Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, supporting the Funds and their shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Funds and their shareholders were added in 2010, for example, in such areas as investor education, product management, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Expenses and Performance of the Funds – The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size or other differentiating factors, but were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	117

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fees and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2010, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates – The Board reviewed information about the profitability to BFA of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares Funds and how such profitability methodology differed from the methodology used to calculate profitability prior to the acquisition of BFA by BlackRock, noting that such matters were focused on by the Ad-Hoc Sub-Committee during its meetings and addressed by management. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale – In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory rates as the assets of the Funds increase. However, the Board further noted management’s assertion that future economies of scale for each Fund had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving Fund shareholders, from inception, the benefits of lower fees. The Board also reviewed BFA’s historic profitability as investment adviser to the iShares fund complex and noted that BFA and BlackRock had continued to make significant investments in the iShares fund complex and the infrastructure supporting the iShares funds. Based on this review, as well as the discussions described above in connection with the Lipper Group and performance benchmark comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates – The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its

118	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as any of the Funds, except for iShares Barclays 1-3 Year Credit Bond Fund and iShares Barclays Intermediate Credit Bond Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different services provided as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchanged traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates – The Board reviewed any ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as any payment of revenue to BTC, the Funds’ securities lending agent, for loaning any portfolio securities, and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Funds and their shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	119

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Bond Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Barclays 1-3 Year Credit	$1.03352	$–	$0.01244	$1.04596	99%	–%	1%	100%
Barclays Intermediate Credit	2.03725	–	0.02965	2.06690	99	–	1	100
Barclays Credit	2.28874	–	0.02182	2.31056	99	–	1	100
10+ Year Credit	1.35851	–	0.01918	1.37769	99	–	1	100

120	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	121

Notes:

122	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (“SEI”). BlackRock Fund Advisors (“BFA”) serves as the investment advisor to the Funds. BFA is a subsidiary of BlackRock Institutional Trust Company, N.A., neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by BofA Merrill Lynch, nor are they sponsored, endorsed or issued by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the iShares Funds. BofA Merrill Lynch® is a servicemark of Merrill Lynch, Pierce, Fenner & Smith Incorporated and/or its affiliates, and is licensed for use for certain purposes by BlackRock Institutional Trust Company, N.A. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2011 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

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iS-SAR-26-0811

August 31, 2011

2011 Semi-Annual Report

iShares Trust

iShares Barclays Intermediate Government/Credit Bond Fund  |  GVI  |  NYSE Arca

iShares Barclays Government/Credit Bond Fund  |  GBF  |  NYSE Arca

iShares 10+ Year Government/Credit Bond Fund  |  GLJ  |  NYSE Arca

iShares Barclays Agency Bond Fund  |  AGZ  |  NYSE Arca

iShares Barclays MBS Bond Fund  |  MBB  |  NYSE Arca

Fund Performance Overviews

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUNDS

Performance as of August 31, 2011

	Average Annual Total Returns						Cumulative Total Returns

	Year Ended 8/31/11			Inception to 8/31/11			Inception to 8/31/11

iSHARES BOND FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Barclays Intermediate Government/Credit	3.83%	3.72%	4.01%	6.00%	6.00%	6.10%	31.14%	31.14%	31.71%
Barclays Government/Credit	4.13%	3.60%	4.34%	6.39%	6.33%	6.46%	33.43%	33.04%	33.80%
10+ Year Government/Credit	5.37%	4.59%	5.51%	11.61%	11.54%	12.32%	20.95%	20.81%	22.25%

Total returns for the periods since inception are calculated from the inception date of each Fund (1/5/07, 1/5/07 and 12/8/09, respectively). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (1/11/07, 1/11/07 and 12/9/09, respectively), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overviews (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUNDS

The iShares Barclays Intermediate Government/Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Intermediate Government/Credit Bond Index (the “Index”). The Index measures the performance of dollar denominated U.S. Treasuries, government-related (i.e. U.S. and foreign agencies, sovereign, supranatural and local authority debt) and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to one year and less than ten years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2011, the total return for the Fund was 4.49%, net of fees, while the total return for the Index was 4.66%.

PORTFOLIO ALLOCATION As of 8/31/11
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	53.20%

Financial	13.71

U.S. Government Agency Obligations	9.74

Consumer Non-Cyclical	4.08

Communications	3.33

Energy	2.72

Foreign Government Obligations	2.49

Multi-National	2.20

Industrial	2.06

Utilities	1.90

Basic Materials	1.46

Consumer Cyclical	1.08

Technology	0.95

Municipal Debt Obligations	0.09

Short-Term and Other Net Assets	0.99

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/11
Security	Percentage of Net Assets
U.S. Treasury Notes, 4.75%, 05/15/14	8.94%

U.S. Treasury Notes, 4.88%, 08/15/16	7.03

U.S. Treasury Notes, 3.38%, 11/15/19	4.17

U.S. Treasury Notes, 0.63%, 04/30/13	2.78

Federal Home Loan Mortgage Corp., 4.50%, 01/15/13	1.83

U.S. Treasury Notes, 1.25%, 04/15/14	1.77

U.S. Treasury Notes, 3.63%, 08/15/19	1.77

U.S. Treasury Notes, 3.38%, 06/30/13	1.73

U.S. Treasury Notes, 3.63%, 02/15/20	1.64

U.S. Treasury Notes, 1.88%, 06/30/15	1.62

TOTAL	33.28%

6	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUNDS

The iShares Barclays Government/Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Government/Credit Bond Index (the “Index”). The Index measures the performance of dollar denominated U.S. Treasuries, government-related (i.e. U.S. and foreign agencies, sovereign, supranatural and local authority debt) and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to one year. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2011, the total return for the Fund was 5.87%, net of fees, while the total return for the Index was 6.05%.

PORTFOLIO ALLOCATION As of 8/31/11
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	50.47%

Financial	13.93

U.S. Government Agency Obligations	7.39

Consumer Non-Cyclical	4.33

Communications	4.21

Energy	3.42

Foreign Government Obligations	3.02

Utilities	2.65

Industrial	2.13

Multi-National	1.76

Basic Materials	1.72

Consumer Cyclical	1.45

Municipal Debt Obligations	1.27

Technology	0.99

Short-Term and Other Net Assets	1.26

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/11
Security	Percentage of Net Assets
U.S. Treasury Notes, 4.63%, 11/15/16	6.41%

U.S. Treasury Notes, 4.75%, 05/15/14	6.10

U.S. Treasury Notes, 3.63%, 08/15/19	5.88

U.S. Treasury Bonds, 7.63%, 02/15/25	3.03

U.S. Treasury Notes, 2.00%, 04/30/16	2.82

U.S. Treasury Notes, 2.38%, 07/31/17	2.65

U.S. Treasury Bonds, 4.50%, 08/15/39	2.36

U.S. Treasury Notes, 1.25%, 04/15/14	2.29

U.S. Treasury Notes, 1.25%, 03/15/14	2.29

Bank of America Corp. Series L (FDIC Guaranteed), 3.13%, 06/15/12	2.28

TOTAL	36.11%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overviews (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUNDS

The iShares 10+ Year Government/Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of The BofA Merrill Lynch 10+ Year US Corporate & Government IndexSM (the “Index”). The Index is a broad, market value weighted, total rate of return index designed to measure the performance of the long-term, investment grade U.S. corporate and government bond markets. The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2011, the total return for the Fund was 12.08%, net of fees, while the total return for the Index was 12.54%.

PORTFOLIO ALLOCATION As of 8/31/11
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	43.38%

Financial	8.46

Communications	7.01

Energy	5.82

Foreign Government Obligations	5.73

Consumer Non-Cyclical	5.30

Municipal Debt Obligations	5.29

Utilities	4.96

U.S. Government Agency Obligations	4.14

Industrial	3.13

Consumer Cyclical	2.36

Basic Materials	1.53

Technology	0.86

Multi-National	0.29

Short-Term and Other Net Assets	1.74

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/11
Security	Percentage of Net Assets
U.S. Treasury Bonds, 4.75%, 02/15/41	4.70%

U.S. Treasury Bonds, 3.88%, 08/15/40	3.65

U.S. Treasury Bonds, 4.38%, 05/15/40	2.86

U.S. Treasury Bonds, 4.25%, 11/15/40	2.56

U.S. Treasury Bonds, 3.50%, 02/15/39	2.56

U.S. Treasury Bonds, 6.25%, 08/15/23	2.34

U.S. Treasury Bonds, 4.38%, 05/15/41	2.26

U.S. Treasury Bonds, 4.25%, 05/15/39	2.17

U.S. Treasury Bonds, 7.25%, 08/15/22	1.99

U.S. Treasury Bonds, 4.75%, 02/15/37	1.99

TOTAL	27.08%

8	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® BARCLAYS AGENCY BOND FUND

Performance as of August 31, 2011

Average Annual Total Returns						Cumulative Total Returns

Year Ended 8/31/11			Inception to 8/31/11			Inception to 8/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
2.76%	2.74%	3.04%	5.40%	5.40%	5.50%	16.01%	16.00%	16.30%

Total returns for the period since inception are calculated from the inception date of the Fund (11/5/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/7/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview (Continued)

iSHARES® BARCLAYS AGENCY BOND FUND

The iShares Barclays Agency Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Agency Bond Index (the “Index”). The Index measures the performance of the agency sector of the U.S. government bond market and is comprised of investment grade native-currency U.S. dollar denominated debentures issued by government and government-related agencies including the Federal National Mortgage Association (FNMA). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2011, the total return for the Fund was 3.61%, net of fees, while the total return for the Index was 3.73%.

PORTFOLIO ALLOCATION As of 8/31/11
Sector/Investment Type	Percentage of Net Assets
U.S. Government Agency Obligations	92.71%

Financial	5.71

Foreign Government Obligations	0.73

Short-Term and Other Net Assets	0.85

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/11
Security	Percentage of Net Assets
Federal Home Loan Banks, 3.63%, 10/18/13	5.68%

Federal Home Loan Banks, 4.00%, 09/06/13	4.89

Federal Home Loan Mortgage Corp., 4.50%, 07/15/13	4.89

Federal Home Loan Mortgage Corp., 0.75%, 03/28/13	4.68

Federal Home Loan Mortgage Corp., 4.38%, 07/17/15	3.46

Federal Home Loan Mortgage Corp., 1.15%, 10/07/13	3.41

Federal National Mortgage Association, 1.13%, 07/30/12	3.17

Federal National Mortgage Association, 4.38%, 10/15/15	2.84

Federal National Mortgage Association, 2.15%, 06/28/16	2.71

Citibank N.A. (FDIC Guaranteed), 1.75%, 12/28/12	2.14

TOTAL	37.87%

10	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® BARCLAYS MBS BOND FUND

Performance as of August 31, 2011

Average Annual Total Returns						Cumulative Total Returns

Year Ended 8/31/11			Inception to 8/31/11			Inception to 8/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
4.61%	4.67%	4.98%	6.20%	6.23%	6.69%	30.85%	31.02%	33.55%

Total returns for the period since inception are calculated from the inception date of the Fund (3/13/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/16/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview (Continued)

iSHARES® BARCLAYS MBS BOND FUND

The iShares Barclays MBS Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. MBS Index (the “Index”). The Index measures the performance of investment grade mortgage-backed pass-through securities issued by the Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2011, the total return for the Fund was 4.66%, net of fees, while the total return for the Index was 4.81%.

PORTFOLIO ALLOCATION As of 8/31/11
Issuer/Investment Type	Percentage of Net Assets
Federal National Mortgage Association	48.52%

Federal Home Loan Mortgage Corp.	30.12

Government National Mortgage Association	20.62

Short-Term and Other Net Assets	0.74

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/11
Security	Percentage of Net Assets
Federal National Mortgage Association, 4.50%, 08/01/40	2.02%

Government National Mortgage Association, 4.50%, 06/20/41	1.48

Government National Mortgage Association, 5.00%, 07/20/40	1.37

Federal Home Loan Mortgage Corp., 4.00%, 01/01/41	1.26

Government National Mortgage Association, 5.00%, 09/01/41	1.26

Federal National Mortgage Association, 5.00%, 06/01/39	1.25

Federal National Mortgage Association, 5.00%, 04/01/41	1.18

Government National Mortgage Association, 4.50%, 04/20/41	1.16

Federal National Mortgage Association, 4.50%, 01/01/41	1.13

Federal National Mortgage Association, 5.50%, 08/01/37	1.12

TOTAL	13.23%

12	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2011 to August 31, 2011.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Bond Fund	Beginning Account Value (3/1/11)	Ending Account Value (8/31/11)	Annualized Expense Ratio	Expenses Paid During Period[a] (3/1/11 to 8/31/11)
Barclays Intermediate Government/Credit
Actual	$1,000.00	$1,044.90	0.20%	$1.03
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02
Barclays Government/Credit
Actual	1,000.00	1,058.70	0.20	1.04
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02
10+ Year Government/Credit
Actual	1,000.00	1,120.80	0.20	1.07
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02
Barclays Agency
Actual	1,000.00	1,036.10	0.20	1.03
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02

SHAREHOLDER EXPENSES	13

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Bond Fund	Beginning Account Value (3/1/11)	Ending Account Value (8/31/11)	Annualized Expense Ratio	Expenses Paid During Period[a] (3/1/11 to 8/31/11)
Barclays MBS
Actual	$1,000.00	$1,046.60	0.25%	$1.29
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.25	1.28

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

14	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

August 31, 2011

Security	Principal	Value

CORPORATE BONDS & NOTES – 33.49%

ADVERTISING – 0.02%
Interpublic Group of Companies
Inc. (The)
10.00%, 07/15/17	$100,000	$115,250

		115,250

AEROSPACE & DEFENSE – 0.39%
Boeing Co. (The)
4.88%, 02/15/20	450,000	508,295
General Dynamics Corp.
5.25%, 02/01/14	500,000	551,718
L-3 Communications Corp.
4.95%, 02/15/21	600,000	622,002
United Technologies Corp.
5.38%, 12/15/17	623,000	722,571

		2,404,586

AGRICULTURE – 0.44%
Altria Group Inc.
4.75%, 05/05/21	100,000	102,968
9.70%, 11/10/18[a]	526,000	697,365
Archer-Daniels-Midland Co.
4.48%, 03/01/21[a]	250,000	277,749
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	150,000	157,258
Lorillard Tobacco Co.
3.50%, 08/04/16	100,000	100,210
Philip Morris International Inc.
5.65%, 05/16/18	685,000	807,286
Reynolds American Inc.
6.75%, 06/15/17	447,000	524,987

		2,667,823

AIRLINES – 0.02%
Continental Airlines Inc. 2010-1 Pass
Through Trust Class A
4.75%, 01/12/21[a]	100,000	94,500
Delta Air Lines Inc. 2010-2A Pass
Through Trust Class A
4.95%, 05/23/19[a]	49,284	47,805

		142,305

Security	Principal	Value

APPAREL – 0.01%
VF Corp.
3.50%, 09/01/21[a]	$50,000	$50,421

		50,421

AUTO MANUFACTURERS – 0.11%
Daimler Finance North America LLC
6.50%, 11/15/13	590,000	653,505

		653,505

AUTO PARTS & EQUIPMENT – 0.03%
Johnson Controls Inc.
4.25%, 03/01/21	200,000	208,419

		208,419

BANKS – 9.29%
Bank of America Corp.
5.63%, 07/01/20	750,000	760,622
5.65%, 05/01/18	1,010,000	1,034,113
7.38%, 05/15/14	1,053,000	1,134,427
7.63%, 06/01/19	262,000	295,483
Bank of America Corp.
Series L (FDIC Guaranteed)
3.13%, 06/15/12	7,700,000	7,869,762
Bank of America N.A.
5.30%, 03/15/17	500,000	488,223
Bank of Montreal
1.75%, 04/29/14[a]	150,000	152,698
Bank of New York Mellon Corp. (The)
4.95%, 11/01/12	960,000	1,008,495
Bank of Nova Scotia
2.05%, 10/07/15	300,000	302,917
4.38%, 01/13/21	150,000	159,537
Barclays Bank PLC
5.13%, 01/08/20	700,000	697,842
5.20%, 07/10/14	400,000	418,742
5.45%, 09/12/12	500,000	516,736
BB&T Corp.
3.20%, 03/15/16	250,000	254,203
6.85%, 04/30/19	262,000	317,205
BBVA U.S. Senior SA Unipersonal
3.25%, 05/16/14	100,000	96,687
BNP Paribas SA
5.00%, 01/15/21[a]	500,000	510,481

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
Capital One Financial Corp.
6.75%, 09/15/17	$526,000	$601,314
Citigroup Inc.
5.00%, 09/15/14	650,000	662,590
5.50%, 04/11/13	526,000	546,111
6.00%, 02/21/12[a]	1,618,000	1,651,245
6.13%, 05/15/18	1,010,000	1,096,718
8.50%, 05/22/19	512,000	626,713
Comerica Inc.
3.00%, 09/16/15	50,000	51,338
Credit Suisse New York
5.00%, 05/15/13	526,000	551,429
5.50%, 05/01/14	400,000	431,159
6.00%, 02/15/18	400,000	419,134
Deutsche Bank AG London
4.88%, 05/20/13	400,000	415,892
6.00%, 09/01/17	848,000	949,534
Export-Import Bank of Korea (The)
3.75%, 10/20/16	250,000	254,432
8.13%, 01/21/14	550,000	624,106
Fifth Third Bancorp
5.45%, 01/15/17	526,000	562,445
Goldman Sachs Group Inc. (The)
3.63%, 02/07/16	400,000	398,731
5.25%, 10/15/13	375,000	392,227
5.35%, 01/15/16	660,000	692,609
5.45%, 11/01/12	200,000	208,153
6.15%, 04/01/18	1,610,000	1,697,019
6.60%, 01/15/12	526,000	536,970
HSBC Bank (USA) N.A.
4.88%, 08/24/20	350,000	343,886
HSBC Holdings PLC
5.10%, 04/05/21	150,000	158,502
5.25%, 12/12/12	200,000	205,100
JPMorgan Chase & Co.
3.45%, 03/01/16	300,000	309,053
4.25%, 10/15/20	500,000	504,884
5.75%, 01/02/13	2,002,000	2,105,940
6.00%, 01/15/18	800,000	892,987
6.30%, 04/23/19	262,000	300,966
KeyCorp
6.50%, 05/14/13	526,000	560,190

Security	Principal	Value
KfW
2.00%, 01/17/12	$1,250,000	$1,257,641
2.63%, 03/03/15[a]	750,000	797,348
3.25%, 03/15/13	1,000,000	1,043,481
4.88%, 01/17/17	842,000	990,696
KfW
Series G
4.38%, 03/15/18	1,347,000	1,558,919
Landwirtschaftliche Rentenbank
Series G
5.00%, 11/08/16	842,000	989,934
Lloyds TSB Bank PLC
4.88%, 01/21/16	200,000	198,606
6.38%, 01/21/21	200,000	205,021
Morgan Stanley
3.45%, 11/02/15	150,000	144,604
4.75%, 04/01/14	550,000	562,555
5.30%, 03/01/13	200,000	207,601
5.45%, 01/09/17	500,000	509,184
5.75%, 10/18/16	473,000	495,318
5.75%, 01/25/21	700,000	711,645
6.00%, 04/28/15	736,000	774,003
6.63%, 04/01/18	603,000	649,660
7.30%, 05/13/19	262,000	290,905
National City Corp.
6.88%, 05/15/19	526,000	602,123
Northern Trust Corp.
3.38%, 08/23/21	100,000	100,042
3.45%, 11/04/20	50,000	50,906
Oesterreichische Kontrollbank AG
1.88%, 03/21/12	400,000	403,257
PNC Funding Corp.
5.25%, 11/15/15[b]	135,000	149,997
Rabobank Nederland
4.50%, 01/11/21	500,000	536,711
Royal Bank of Canada
2.30%, 07/20/16	150,000	151,714
2.88%, 04/19/16	350,000	363,439
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	161,000	155,154
5.63%, 08/24/20	150,000	149,529
6.13%, 01/11/21	400,000	413,048

16	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
State Street Corp.
4.30%, 05/30/14	$179,000	$194,139
4.38%, 03/07/21	300,000	323,106
SunTrust Bank
7.25%, 03/15/18	262,000	306,947
Toronto-Dominion Bank (The)
1.38%, 07/14/14	50,000	50,582
2.50%, 07/14/16	100,000	102,295
U.S. Bancorp
4.13%, 05/24/21	100,000	106,644
UBS AG Stamford
5.88%, 12/20/17	1,010,000	1,068,213
US Bank N.A.
4.80%, 04/15/15	686,000	753,971
Wachovia Corp./Wells Fargo & Co.
5.63%, 10/15/16	300,000	327,399
5.75%, 06/15/17	1,010,000	1,147,760
Wells Fargo & Co.
3.75%, 10/01/14[a]	600,000	636,558
4.60%, 04/01/21	400,000	429,819
5.25%, 10/23/12	1,400,000	1,468,380
Westpac Banking Corp.
2.10%, 08/02/13	200,000	202,650
4.88%, 11/19/19	375,000	401,291

		56,752,345

BEVERAGES – 0.97%
Anheuser-Busch InBev Worldwide Inc.
3.00%, 10/15/12	1,000,000	1,023,982
5.38%, 01/15/20	400,000	466,318
7.75%, 01/15/19	400,000	525,120
Bottling Group LLC
6.95%, 03/15/14	307,000	352,574
Coca-Cola Co. (The)
5.35%, 11/15/17	1,000,000	1,187,958
Coca-Cola Enterprises Inc.
2.13%, 09/15/15	300,000	303,748
Diageo Finance BV
5.30%, 10/28/15	623,000	707,217
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	100,000	103,950

Security	Principal	Value
PepsiCo Inc.
3.75%, 03/01/14	$526,000	$564,841
7.90%, 11/01/18[a]	500,000	665,667

		5,901,375

BIOTECHNOLOGY – 0.11%
Amgen Inc.
2.30%, 06/15/16	150,000	153,198
5.70%, 02/01/19	262,000	307,389
Celgene Corp.
3.95%, 10/15/20	100,000	102,934
Gilead Sciences Inc.
4.50%, 04/01/21	100,000	107,070

		670,591

BUILDING MATERIALS – 0.09%
CRH America Inc.
5.30%, 10/15/13	370,000	388,154
Owens Corning
9.00%, 06/15/19	160,000	186,033

		574,187

CHEMICALS – 0.59%
Air Products & Chemicals Inc.
2.00%, 08/02/16	250,000	254,084
Dow Chemical Co. (The)
6.00%, 10/01/12	268,000	282,257
7.60%, 05/15/14	476,000	548,397
8.55%, 05/15/19	400,000	522,110
E.I. du Pont de Nemours and Co.
3.63%, 01/15/21	300,000	309,756
4.25%, 04/01/21[a]	350,000	379,517
Eastman Chemical Co.
3.00%, 12/15/15	200,000	207,319
Potash Corp. of Saskatchewan Inc.
6.50%, 05/15/19[a]	300,000	365,515
PPG Industries Inc.
3.60%, 11/15/20	200,000	202,028
Praxair Inc.
3.00%, 09/01/21	100,000	99,173
4.05%, 03/15/21	100,000	108,050
4.50%, 08/15/19	256,000	285,490
Sigma-Aldrich Corp.
3.38%, 11/01/20	50,000	50,610

		3,614,306

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

August 31, 2011

Security	Principal	Value

COMMERCIAL SERVICES – 0.12%
McKesson Corp.
5.70%, 03/01/17	$336,000	$394,652
Moody’s Corp.
5.50%, 09/01/20[a]	100,000	108,723
Western Union Co. (The)
5.25%, 04/01/20	216,000	229,522

		732,897

COMPUTERS – 0.45%
Computer Sciences Corp.
6.50%, 03/15/18	150,000	162,676
Dell Inc.
2.30%, 09/10/15	100,000	101,922
4.63%, 04/01/21[a]	250,000	261,925
Hewlett-Packard Co.
1.25%, 09/13/13	150,000	149,109
1.55%, 05/30/14	150,000	149,748
2.65%, 06/01/16[a]	150,000	151,990
5.50%, 03/01/18	526,000	595,834
International Business
Machines Corp.
1.95%, 07/22/16	100,000	101,390
4.75%, 11/29/12	673,000	708,281
5.70%, 09/14/17	300,000	358,058

		2,740,933

COSMETICS & PERSONAL CARE – 0.13%
Colgate-Palmolive Co.
2.95%, 11/01/20	150,000	154,009
Procter & Gamble Co. (The)
1.80%, 11/15/15[a]	400,000	410,596
4.70%, 02/15/19	200,000	230,199

		794,804

DISTRIBUTION & WHOLESALE – 0.02%
Ingram Micro Inc.
5.25%, 09/01/17	100,000	106,320

		106,320

DIVERSIFIED FINANCIAL SERVICES – 2.71%
Alterra Finance LLC
6.25%, 09/30/20	100,000	106,254
American Express Co.
4.88%, 07/15/13	507,000	535,587

Security	Principal	Value
6.80%, 09/01/16[c]	$268,000	$263,980
7.00%, 03/19/18	792,000	944,301
Ameriprise Financial Inc.
5.30%, 03/15/20	150,000	167,783
Bear Stearns Companies Inc. (The)/
JPMorgan Chase & Co.
5.70%, 11/15/14	1,047,000	1,145,740
Boeing Capital Corp.
2.13%, 08/15/16	250,000	254,038
Charles Schwab Corp. (The)
4.95%, 06/01/14	262,000	288,776
Countrywide Financial Corp.
5.80%, 06/07/12[a]	168,000	171,161
Credit Suisse (USA) Inc.
5.38%, 03/02/16	1,048,000	1,142,753
Eksportfinans A/S
3.00%, 11/17/14	375,000	397,843
General Electric Capital Corp.
2.95%, 05/09/16	300,000	301,921
5.00%, 01/08/16[a]	640,000	701,350
5.30%, 02/11/21[a]	700,000	741,581
5.63%, 05/01/18	762,000	844,601
5.88%, 02/15/12	1,535,000	1,570,747
6.00%, 08/07/19	262,000	296,933
HSBC Finance Corp.
5.50%, 01/19/16	350,000	386,392
6.68%, 01/15/21[d]	569,000	553,765
Jefferies Group Inc.
8.50%, 07/15/19	262,000	305,815
John Deere Capital Corp.
7.00%, 03/15/12	538,000	555,949
Merrill Lynch & Co. Inc.
5.00%, 01/15/15	235,000	235,327
5.45%, 07/15/14[a]	1,185,000	1,201,797
6.05%, 08/15/12	473,000	486,040
6.05%, 05/16/16	400,000	391,128
National Rural Utilities Cooperative
Finance Corp.
7.25%, 03/01/12	533,000	550,066
Nomura Holdings Inc.
6.70%, 03/04/20	225,000	249,273
ORIX Corp.
5.00%, 01/12/16	250,000	262,947

18	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
SLM Corp.
5.38%, 05/15/14	$637,000	$630,630
6.25%, 01/25/16	500,000	500,000
Toyota Motor Credit Corp.
1.38%, 08/12/13	400,000	403,909

		16,588,387

ELECTRIC – 1.87%
Consolidated Edison Co. of
New York Inc.
5.85%, 04/01/18	1,471,000	1,746,782
Constellation Energy Group Inc.
4.55%, 06/15/15	556,000	598,972
Detroit Edison Co. (The)
3.45%, 10/01/20	150,000	154,487
Dominion Resources Inc.
5.15%, 07/15/15	640,000	722,323
Duke Capital LLC
6.25%, 02/15/13	590,000	628,447
Duke Energy Corp.
3.55%, 09/15/21	150,000	149,120
5.05%, 09/15/19	262,000	293,748
6.25%, 01/15/12	235,000	239,608
Duke Energy Indiana Inc.
3.75%, 07/15/20	200,000	207,337
Edison International
3.75%, 09/15/17	200,000	207,563
Entergy Arkansas Inc.
3.75%, 02/15/21	200,000	199,683
Exelon Corp.
4.90%, 06/15/15	440,000	480,385
Exelon Generation Co. LLC
5.35%, 01/15/14	590,000	636,091
FirstEnergy Solutions Corp.
4.80%, 02/15/15	300,000	325,265
FPL Group Capital Inc.
6.00%, 03/01/19	256,000	292,099
Great Plains Energy Inc.
4.85%, 06/01/21	50,000	52,697
Integrys Energy Group Inc.
4.17%, 11/01/20	50,000	51,146
Kentucky Utilities Co.
3.25%, 11/01/20	50,000	50,514

Security	Principal	Value
LG&E and KU Energy LLC
2.13%, 11/15/15	$100,000	$99,688
3.75%, 11/15/20	100,000	99,457
MidAmerican Energy Holdings Co.
5.75%, 04/01/18	300,000	344,696
Northern States Power Co.
1.95%, 08/15/15	100,000	101,518
Pacific Gas & Electric Co.
4.80%, 03/01/14	897,000	977,169
Portland General Electric Co.
6.10%, 04/15/19	100,000	121,587
PPL Electric Utilities Corp.
3.00%, 09/15/21	150,000	147,693
Progress Energy Inc.
4.40%, 01/15/21	300,000	320,912
PSEG Power LLC
2.50%, 04/15/13	200,000	203,360
Public Service Co. of Oklahoma
4.40%, 02/01/21	100,000	106,175
San Diego Gas & Electric Co.
3.00%, 08/15/21	200,000	199,659
SCANA Corp.
4.75%, 05/15/21	150,000	156,878
Southern Co.
2.38%, 09/15/15	100,000	102,023
Southern Power Co.
4.88%, 07/15/15	307,000	338,484
Southwestern Electric Power Co.
6.45%, 01/15/19	262,000	308,660
TXU Electric Delivery Co.
6.38%, 01/15/15	268,000	308,385
UIL Holdings Corp.
4.63%, 10/01/20	100,000	101,144
Union Electric Co.
6.70%, 02/01/19	262,000	321,721

		11,395,476

ELECTRICAL COMPONENTS &
EQUIPMENT – 0.13%
Emerson Electric Co.
4.88%, 10/15/19	300,000	343,296
5.25%, 10/15/18	405,000	470,928

		814,224

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

August 31, 2011

Security	Principal	Value

ELECTRONICS – 0.15%
Agilent Technologies Inc.
5.00%, 07/15/20	$100,000	$106,864
6.50%, 11/01/17	225,000	266,204
Arrow Electronics Inc.
5.13%, 03/01/21	150,000	150,057
Thermo Fisher Scientific Inc.
3.20%, 03/01/16	100,000	105,702
3.60%, 08/15/21	200,000	203,863
4.50%, 03/01/21	50,000	54,222

		886,912

ENTERTAINMENT – 0.02%
International Game Technology
7.50%, 06/15/19	100,000	118,651

		118,651

ENVIRONMENTAL CONTROL – 0.14%
Republic Services Inc.
5.00%, 03/01/20	400,000	437,022
Waste Management Inc.
4.60%, 03/01/21	400,000	429,613

		866,635

FOOD – 0.58%
Campbell Soup Co.
3.05%, 07/15/17	200,000	210,338
Corn Products International Inc.
4.63%, 11/01/20	50,000	51,716
General Mills Inc.
1.55%, 05/16/14	200,000	202,864
6.00%, 02/15/12	268,000	274,409
Hershey Co. (The)
4.13%, 12/01/20	50,000	54,009
Kellogg Co.
4.45%, 05/30/16	300,000	333,801
Kraft Foods Inc.
4.13%, 02/09/16	500,000	536,045
6.13%, 02/01/18	504,000	596,266
6.25%, 06/01/12	246,000	256,123
Kroger Co. (The)
3.90%, 10/01/15	300,000	320,381
McCormick & Co. Inc.
3.90%, 07/15/21	200,000	207,979

Security	Principal	Value
Safeway Inc.
3.95%, 08/15/20	$200,000	$200,448
Unilever Capital Corp.
4.25%, 02/10/21	250,000	277,263

		3,521,642

FOREST PRODUCTS & PAPER – 0.05%
International Paper Co.
7.95%, 06/15/18	262,000	310,643

		310,643

GAS – 0.04%
Sempra Energy
2.00%, 03/15/14	100,000	101,460
6.50%, 06/01/16	112,000	132,755

		234,215

HEALTH CARE – PRODUCTS – 0.29%
Baxter International Inc.
4.25%, 03/15/20	200,000	219,182
Becton, Dickinson and Co.
3.25%, 11/12/20	100,000	101,190
Covidien International Finance SA
6.00%, 10/15/17	300,000	363,945
Johnson & Johnson
3.55%, 05/15/21[a]	200,000	214,957
5.55%, 08/15/17	305,000	368,306
Medtronic Inc.
3.00%, 03/15/15	200,000	211,702
4.13%, 03/15/21[a]	200,000	217,333
St. Jude Medical Inc.
2.50%, 01/15/16	100,000	103,344

		1,799,959

HEALTH CARE – SERVICES – 0.28%
Aetna Inc.
3.95%, 09/01/20	100,000	102,516
4.13%, 06/01/21	300,000	312,338
CIGNA Corp.
4.38%, 12/15/20	100,000	105,101
Coventry Health Care Inc.
5.45%, 06/15/21	50,000	53,234
Quest Diagnostics Inc.
4.70%, 04/01/21	150,000	163,016

20	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
UnitedHealth Group Inc.
4.70%, 02/15/21	$200,000	$218,840
4.88%, 03/15/15	268,000	297,076
WellPoint Inc.
4.35%, 08/15/20	100,000	105,540
5.25%, 01/15/16	300,000	335,904

		1,693,565

HOME FURNISHINGS – 0.04%
Whirlpool Corp.
4.85%, 06/15/21[a]	250,000	251,530

		251,530

HOUSEHOLD PRODUCTS & WARES – 0.08%
Fortune Brands Inc.
5.38%, 01/15/16	54,000	59,911
Kimberly-Clark Corp.
6.13%, 08/01/17	256,000	310,618
Tupperware Brands Corp.
4.75%, 06/01/21[d]	100,000	101,792

		472,321

INSURANCE – 1.24%
Aflac Inc.
3.45%, 08/15/15[a]	100,000	103,164
Allstate Corp. (The)
5.00%, 08/15/14	336,000	367,700
American International Group Inc.
3.65%, 01/15/14	250,000	249,922
5.60%, 10/18/16[a]	673,000	690,946
6.40%, 12/15/20	200,000	210,410
AON Corp.
3.13%, 05/27/16	100,000	100,754
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15	904,000	1,003,120
Chubb Corp. (The)
6.38%, 03/29/17[c]	250,000	247,500
CNA Financial Corp.
5.88%, 08/15/20	75,000	77,933
Genworth Financial Inc.
5.75%, 06/15/14	526,000	515,480
Hartford Financial Services Group Inc.
5.38%, 03/15/17	250,000	258,106

Security	Principal	Value
Lincoln National Corp.
8.75%, 07/01/19	$300,000	$369,518
Markel Corp.
5.35%, 06/01/21	200,000	204,251
Marsh & McLennan Companies Inc.
5.75%, 09/15/15	350,000	388,421
MetLife Inc.
5.00%, 06/15/15	640,000	698,618
Principal Life Income Fundings Trust
5.30%, 12/14/12	476,000	501,152
Progressive Corp. (The)
3.75%, 08/23/21[a]	100,000	100,663
Prudential Financial Inc.
3.00%, 05/12/16[a]	150,000	149,652
5.10%, 09/20/14[a]	673,000	727,981
Reinsurance Group of America Inc.
5.00%, 06/01/21[a]	200,000	209,095
Travelers Companies Inc. (The)
6.25%, 06/20/16	262,000	304,225
Willis Group Holdings PLC
5.75%, 03/15/21	100,000	104,323

		7,582,934

INTERNET – 0.05%
eBay Inc.
3.25%, 10/15/20	100,000	98,675
Google Inc.
2.13%, 05/19/16	200,000	206,569

		305,244

IRON & STEEL – 0.18%
ArcelorMittal SA
6.13%, 06/01/18	500,000	518,229
9.00%, 02/15/15	526,000	600,903

		1,119,132

MACHINERY – 0.27%
Caterpillar Inc.
3.90%, 05/27/21	200,000	212,145
5.70%, 08/15/16	943,000	1,114,013
Deere & Co.
4.38%, 10/16/19	300,000	333,657

		1,659,815

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
MANUFACTURING – 0.50%
3M Co.
Series E
4.38%, 08/15/13	$500,000	$537,679
Danaher Corp.
2.30%, 06/23/16[a]	50,000	51,373
3.90%, 06/23/21	150,000	159,167
General Electric Co.
5.00%, 02/01/13	1,047,000	1,102,745
Harsco Corp.
2.70%, 10/15/15	100,000	102,744
Honeywell International Inc.
5.30%, 03/01/18	262,000	305,420
Illinois Tool Works Inc.
3.38%, 09/15/21[d]	225,000	229,911
Pentair Inc.
5.00%, 05/15/21	50,000	53,282
Tyco International Finance SA
4.13%, 10/15/14	500,000	539,683

		3,082,004

MEDIA – 1.41%
Comcast Cable Communications
Holdings Inc.
8.38%, 03/15/13	247,000	273,949
Comcast Corp.
6.50%, 01/15/17	750,000	895,631
COX Communications Inc.
5.45%, 12/15/14	600,000	670,380
DIRECTV Holdings LLC/DIRECTV
Financing Co. Inc.
3.50%, 03/01/16	400,000	417,744
3.55%, 03/15/15	450,000	474,459
5.00%, 03/01/21	200,000	215,352
Discovery Communications LLC
3.70%, 06/01/15	600,000	639,961
NBCUniversal Media LLC
2.88%, 04/01/16	300,000	306,110
5.15%, 04/30/20	400,000	442,016
News America Inc.
5.30%, 12/15/14	556,000	611,075
Thomson Reuters Corp.
6.50%, 07/15/18	300,000	359,196

Security	Principal	Value
Time Warner Cable Inc.
5.85%, 05/01/17	$336,000	$376,199
6.20%, 07/01/13	100,000	108,755
6.75%, 07/01/18	450,000	533,071
7.50%, 04/01/14	476,000	548,588
Time Warner Inc.
3.15%, 07/15/15	100,000	104,063
4.88%, 03/15/20[a]	750,000	812,869
Viacom Inc.
3.50%, 04/01/17	150,000	154,976
Walt Disney Co. (The)
6.38%, 03/01/12	623,000	640,580

		8,584,974

MINING – 0.63%
Alcoa Inc.
5.55%, 02/01/17[a]	418,000	440,871
Barrick Gold Corp.
2.90%, 05/30/16[d]	200,000	205,793
6.95%, 04/01/19	225,000	275,127
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	1,147,000	1,218,910
Rio Tinto Finance (USA) Ltd.
8.95%, 05/01/14[a]	510,000	611,730
9.00%, 05/01/19	225,000	307,202
Teck Resources Ltd.
3.85%, 08/15/17	50,000	52,573
10.75%, 05/15/19	300,000	369,750
Vale Overseas Ltd.
6.25%, 01/11/16	336,000	380,746

		3,862,702

MULTI-NATIONAL – 2.20%
African Development Bank
1.88%, 01/23/12	500,000	502,914
Asian Development Bank
2.63%, 02/09/15	400,000	425,856
2.75%, 05/21/14[a]	526,000	557,194
European Bank for Reconstruction
and Development
Series G
2.75%, 04/20/15	300,000	320,328
European Investment Bank
1.75%, 09/14/12	1,000,000	1,013,514

22	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
2.13%, 07/15/16	$600,000	$626,090
2.75%, 03/23/15	600,000	640,323
4.00%, 02/16/21	500,000	562,559
4.63%, 05/15/14	3,641,000	4,031,589
Inter-American Development Bank
5.13%, 09/13/16[a]	1,247,000	1,482,688
International Bank for Reconstruction and Development
2.00%, 04/02/12	1,053,000	1,063,661
2.38%, 05/26/15	750,000	794,990
International Finance Corp.
2.25%, 04/11/16	500,000	526,983
2.75%, 04/20/15	500,000	535,739
Nordic Investment Bank
5.00%, 02/01/17	307,000	364,579

		13,449,007

OFFICE & BUSINESS EQUIPMENT – 0.18%
Pitney Bowes Inc.
4.75%, 01/15/16	256,000	277,468
Xerox Corp.
4.25%, 02/15/15	200,000	211,838
4.50%, 05/15/21	150,000	154,515
5.63%, 12/15/19	400,000	449,350

		1,093,171

OIL & GAS – 1.93%
Anadarko Petroleum Corp.
5.95%, 09/15/16	306,000	344,827
Apache Corp.
5.25%, 04/15/13	336,000	359,495
BP Capital Markets PLC
3.13%, 10/01/15	100,000	104,378
3.20%, 03/11/16	100,000	104,936
3.88%, 03/10/15	150,000	160,304
4.74%, 03/11/21	200,000	218,790
4.75%, 03/10/19	150,000	164,703
5.25%, 11/07/13	276,000	299,090
Canadian Natural Resources Ltd.
5.90%, 02/01/18	500,000	587,559
Cenovus Energy Inc.
4.50%, 09/15/14	200,000	217,059
Chevron Corp.
3.95%, 03/03/14	358,000	384,877

Security	Principal	Value
ConocoPhillips
4.75%, 02/01/14	$900,000	$980,098
5.75%, 02/01/19	300,000	358,450
Devon Energy Corp.
4.00%, 07/15/21	300,000	311,912
EnCana Corp.
5.90%, 12/01/17	350,000	407,375
EOG Resources Inc.
2.95%, 06/01/15	300,000	315,769
Husky Energy Inc.
7.25%, 12/15/19	300,000	366,527
Marathon Petroleum Corp.
3.50%, 03/01/16[d]	50,000	52,001
5.13%, 03/01/21[d]	300,000	317,459
Nabors Industries Inc.
5.00%, 09/15/20	300,000	310,584
Noble Holding International Ltd.
4.63%, 03/01/21[a]	200,000	211,910
NuStar Logistics LP
4.80%, 09/01/20	100,000	102,052
Occidental Petroleum Corp.
1.75%, 02/15/17	150,000	149,978
Pemex Project Funding Master Trust
5.75%, 03/01/18	500,000	558,750
Petrobras International Finance Co.
5.38%, 01/27/21	350,000	371,332
5.88%, 03/01/18	500,000	543,657
7.88%, 03/15/19	262,000	315,766
Petroleos Mexicanos
5.50%, 01/21/21	250,000	271,250
Rowan Companies Inc.
5.00%, 09/01/17	100,000	105,545
Shell International Finance BV
4.00%, 03/21/14	400,000	431,125
4.30%, 09/22/19[a]	526,000	582,961
Statoil ASA
5.25%, 04/15/19	450,000	524,518
Talisman Energy Inc.
3.75%, 02/01/21	100,000	98,670
Total Capital SA
2.30%, 03/15/16	200,000	206,081
4.13%, 01/28/21	250,000	268,235

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
Transocean Inc.
6.00%, 03/15/18	$173,000	$189,916
Valero Energy Corp.
6.13%, 02/01/20	450,000	505,103

		11,803,042

OIL & GAS SERVICES – 0.10%
Baker Hughes Inc.
3.20%, 08/15/21[d]	150,000	151,662
Cameron International Corp.
4.50%, 06/01/21	150,000	156,369
Weatherford International Inc.
6.35%, 06/15/17	268,000	304,644

		612,675

PHARMACEUTICALS – 1.10%
Abbott Laboratories
5.13%, 04/01/19	200,000	231,273
5.15%, 11/30/12	804,000	849,611
AmerisourceBergen Corp.
5.88%, 09/15/15	254,000	291,443
AstraZeneca PLC
5.40%, 09/15/12	660,000	692,421
Express Scripts Inc.
3.13%, 05/15/16	250,000	255,740
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	558,000	668,924
Medco Health Solutions Inc.
7.13%, 03/15/18	492,000	590,018
Merck & Co. Inc.
4.00%, 06/30/15	315,000	347,886
Novartis Capital Corp.
2.90%, 04/24/15	300,000	317,561
Novartis Securities Investment Ltd.
5.13%, 02/10/19	262,000	304,188
Pfizer Inc.
6.20%, 03/15/19	429,000	525,223
Sanofi-Aventis SA
4.00%, 03/29/21	200,000	210,238
Schering-Plough Corp./Merck & Co. Inc.
6.00%, 09/15/17	400,000	489,241
Teva Pharmaceutical Finance III BV
1.70%, 03/21/14	150,000	151,910

Security	Principal	Value
Wyeth
5.50%, 02/01/14	$697,000	$772,364

		6,698,041

PIPELINES – 0.69%
Buckeye Partners LP
4.88%, 02/01/21	50,000	52,324
CenterPoint Energy Resources Corp.
4.50%, 01/15/21[d]	75,000	78,984
Energy Transfer Partners LP
4.65%, 06/01/21[a]	200,000	196,598
5.95%, 02/01/15	315,000	346,538
Enterprise Products Operating LP
5.60%, 10/15/14	707,000	775,483
Kinder Morgan Energy Partners LP
3.50%, 03/01/16	50,000	51,571
4.15%, 03/01/22[a]	200,000	199,489
6.85%, 02/15/20	250,000	295,372
Magellan Midstream Partners LP
4.25%, 02/01/21	300,000	310,116
ONEOK Partners LP
3.25%, 02/01/16	250,000	257,762
Plains All American Pipeline LP
3.95%, 09/15/15[a]	300,000	319,550
8.75%, 05/01/19	300,000	384,794
Spectra Energy Partners LP
4.60%, 06/15/21	100,000	103,015
TC Pipelines LP
4.65%, 06/15/21	50,000	51,707
TransCanada PipeLines Ltd.
6.50%, 08/15/18	450,000	546,005
Williams Partners LP
5.25%, 03/15/20	225,000	245,683

		4,214,991

REAL ESTATE INVESTMENT TRUSTS – 0.44%
AvalonBay Communities Inc.
3.95%, 01/15/21	50,000	49,727
Boston Properties LP
6.25%, 01/15/13	130,000	138,222
CommonWealth REIT
5.88%, 09/15/20[a]	300,000	318,449
Duke Realty LP
7.38%, 02/15/15	250,000	277,375

24	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
Entertainment Properties Trust
7.75%, 07/15/20	$150,000	$165,453
ERP Operating LP
5.13%, 03/15/16	336,000	366,042
HCP Inc.
6.70%, 01/30/18[a]	250,000	278,570
Health Care REIT Inc.
3.63%, 03/15/16	50,000	49,735
4.95%, 01/15/21	100,000	96,933
Kilroy Realty LP
4.80%, 07/15/18	150,000	150,344
Liberty Property LP
4.75%, 10/01/20	100,000	101,323
National Retail Properties Inc.
5.50%, 07/15/21	100,000	95,446
Simon Property Group LP
6.13%, 05/30/18	500,000	558,496
Ventas Realty LP/Ventas Capital Corp.
4.75%, 06/01/21	50,000	48,403

		2,694,518

RETAIL – 0.80%
Best Buy Co. Inc.
5.50%, 03/15/21[a]	50,000	48,133
Costco Wholesale Corp.
5.30%, 03/15/12	202,000	207,241
CVS Caremark Corp.
5.75%, 06/01/17	205,000	235,696
6.30%, 06/01/12[c]	338,000	329,550
Gap Inc. (The)
5.95%, 04/12/21	100,000	94,000
Home Depot Inc. (The)
5.40%, 03/01/16	590,000	677,211
McDonald’s Corp.
5.35%, 03/01/18	473,000	563,732
Target Corp.
6.00%, 01/15/18	473,000	575,544
Wal-Mart Stores Inc.
3.25%, 10/25/20	750,000	762,484
4.55%, 05/01/13	970,000	1,034,314

Security	Principal	Value
Yum! Brands Inc.
6.25%, 03/15/18	$304,000	$362,862

		4,890,767

SAVINGS & LOANS – 0.02%
Santander Holdings USA Inc.
4.63%, 04/19/16[a]	100,000	98,652

		98,652

SEMICONDUCTORS – 0.03%
Applied Materials Inc.
2.65%, 06/15/16	50,000	51,124
Texas Instruments Inc.
2.38%, 05/16/16	150,000	154,887

		206,011

SOFTWARE – 0.29%
Fiserv Inc.
3.13%, 06/15/16	25,000	25,470
4.75%, 06/15/21	200,000	208,417
Microsoft Corp.
2.50%, 02/08/16	150,000	157,716
2.95%, 06/01/14	350,000	371,287
Oracle Corp.
5.25%, 01/15/16	893,000	1,029,981

		1,792,871

TELECOMMUNICATIONS – 1.86%
America Movil SAB de CV
2.38%, 09/08/16	200,000	198,376
5.00%, 03/30/20	375,000	405,680
American Tower Corp.
5.05%, 09/01/20	150,000	154,707
AT&T Inc.
4.95%, 01/15/13	904,000	949,381
5.50%, 02/01/18	800,000	919,960
British Telecom PLC
5.95%, 01/15/18	150,000	169,269
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	526,000	703,294
Cisco Systems Inc.
5.50%, 02/22/16	1,197,000	1,386,442
Corning Inc.
4.25%, 08/15/20	50,000	52,002

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
Deutsche Telekom International Finance BV
5.75%, 03/23/16	$315,000	$354,484
Embarq Corp.
7.08%, 06/01/16	471,000	508,804
France Telecom SA
4.38%, 07/08/14	600,000	642,548
Harris Corp.
4.40%, 12/15/20	150,000	156,743
Qwest Corp.
8.38%, 05/01/16	300,000	344,973
Rogers Wireless Inc.
6.38%, 03/01/14	336,000	377,701
SBC Communications Inc./AT&T Inc.
5.88%, 02/01/12	247,000	252,072
Telecom Italia Capital SA
4.95%, 09/30/14	526,000	520,624
Telefonica Emisiones SAU
3.73%, 04/27/15	450,000	440,588
5.46%, 02/16/21	450,000	436,807
Verizon Communications Inc.
5.50%, 02/15/18	450,000	517,855
5.55%, 02/15/16	997,000	1,137,878
Vodafone Group PLC
5.75%, 03/15/16[a]	640,000	739,039

		11,369,227

TEXTILES – 0.03%
Cintas Corp. No. 2
2.85%, 06/01/16	150,000	155,038

		155,038

TRANSPORTATION – 0.34%
Burlington Northern Santa Fe Corp.
4.70%, 10/01/19	250,000	273,351
CSX Corp.
3.70%, 10/30/20	250,000	253,100
4.25%, 06/01/21	50,000	52,692
Norfolk Southern Corp.
7.70%, 05/15/17	445,000	564,520
Ryder System Inc.
3.50%, 06/01/17	100,000	102,871
3.60%, 03/01/16	100,000	104,642

Security	Principal	Value
Union Pacific Corp.
5.75%, 11/15/17	$315,000	$369,487
United Parcel Service Inc.
5.13%, 04/01/19	282,000	334,555

		2,055,218

TRUCKING & LEASING – 0.03%
GATX Corp.
4.85%, 06/01/21	200,000	211,614

		211,614

TOTAL CORPORATE BONDS & NOTES
(Cost: $192,949,457)		204,625,875

FOREIGN GOVERNMENT BONDS & NOTES[e] – 2.49%

BRAZIL – 0.25%
Brazil (Federative Republic of)
4.88%, 01/22/21	250,000	277,500
6.00%, 01/17/17	300,000	351,000
8.00%, 01/15/18	770,611	930,513

		1,559,013

CANADA – 0.86%
Canada (Government of)
2.38%, 09/10/14	526,000	556,897
Export Development Canada
2.38%, 03/19/12	500,000	505,524
Nova Scotia (Province of)
2.38%, 07/21/15	300,000	315,453
Ontario (Province of)
2.30%, 05/10/16	100,000	103,868
2.63%, 01/20/12	1,000,000	1,008,227
2.95%, 02/05/15	375,000	399,116
4.10%, 06/16/14	600,000	655,115
4.40%, 04/14/20	250,000	283,900
Quebec (Province of)
5.00%, 03/01/16	1,247,000	1,447,265

		5,275,365

COLOMBIA – 0.14%
Colombia (Republic of)
4.38%, 07/12/21	200,000	210,500
7.38%, 03/18/19	250,000	318,750
8.25%, 12/22/14	250,000	300,625

		829,875

26	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
HUNGARY – 0.04%
Hungary (Republic of)
6.25%, 01/29/20	$250,000	$258,643

		258,643

ISRAEL – 0.05%
Israel (State of)
5.13%, 03/26/19[a]	262,000	291,475

		291,475

ITALY – 0.28%
Italy (Republic of)
2.13%, 10/05/12	1,200,000	1,192,537
4.50%, 01/21/15	500,000	514,345

		1,706,882

JAPAN – 0.18%
Japan Finance Corp.
2.13%, 11/05/12	1,000,000	1,018,549
2.50%, 05/18/16	100,000	104,946

		1,123,495

MEXICO – 0.38%
United Mexican States
6.38%, 01/16/13	2,157,000	2,298,284

		2,298,284

PERU – 0.09%
Peru (Republic of)
7.13%, 03/30/19	415,000	522,900

		522,900

POLAND – 0.12%
Poland (Republic of)
5.13%, 04/21/21	400,000	415,000
6.38%, 07/15/19	262,000	300,645

		715,645

SOUTH AFRICA – 0.05%
South Africa (Republic of)
6.88%, 05/27/19[a]	262,000	321,932

		321,932

Security	Principal	Value
SOUTH KOREA – 0.05%
Korea (Republic of)
7.13%, 04/16/19	$262,000	$326,657

		326,657

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $14,552,973)		15,230,166

MUNICIPAL DEBT OBLIGATIONS – 0.09%

CALIFORNIA – 0.05%
State of California GO BAB
7.55%, 04/01/39	250,000	300,115

		300,115

ILLINOIS – 0.04%
State of Illinois GO
4.07%, 01/01/14	20,000	20,680
4.42%, 01/01/15	250,000	261,700

		282,380

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $536,175)		582,495

U.S. GOVERNMENT & AGENCY OBLIGATIONS – 62.94%

U.S. GOVERNMENT AGENCY OBLIGATIONS – 9.74%
Federal Home Loan Banks
3.63%, 10/18/13[a]	5,255,000	5,615,521
5.00%, 11/17/17[a]	7,235,000	8,682,902
Federal Home Loan Mortgage Corp.
0.75%, 03/28/13	7,770,000	7,827,556
2.13%, 09/21/12[a]	7,565,000	7,711,395
2.50%, 05/27/16	1,200,000	1,274,398
4.50%, 01/15/13	10,578,000	11,186,681
Federal National
Mortgage Association
1.25%, 06/22/12	4,295,000	4,329,656
2.75%, 03/13/14	6,442,000	6,816,729
5.00%, 04/15/15	5,252,000	6,057,504

		59,502,342

U.S. GOVERNMENT OBLIGATIONS – 53.20%
U.S. Treasury Notes
0.63%, 04/30/13[a]	16,848,000	16,970,991
0.75%, 12/15/13[a]	3,840,000	3,886,925
1.00%, 07/15/13[a]	2,463,000	2,499,945

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
1.00%, 01/15/14[a]	$7,599,000	$7,737,910
1.13%, 12/15/12	9,291,000	9,404,536
1.25%, 03/15/14	3,165,000	3,245,613
1.25%, 04/15/14	10,548,000	10,820,771
1.38%, 03/15/13[a]	2,907,000	2,959,908
1.38%, 05/15/13	3,965,000	4,044,776
1.75%, 04/15/13	9,377,000	9,613,582
1.75%, 05/31/16	7,500,000	7,808,250
1.88%, 06/15/12[a]	5,723,000	5,802,149
1.88%, 06/30/15	9,449,000	9,916,915
1.88%, 08/31/17	187,000	193,326
1.88%, 09/30/17	3,261,000	3,367,504
2.00%, 04/30/16	5,127,000	5,401,602
2.13%, 05/31/15	6,242,000	6,610,590
2.13%, 08/15/21	2,800,000	2,776,368
2.25%, 01/31/15	8,327,000	8,835,697
2.38%, 07/31/17[a]	5,078,000	5,399,843
2.50%, 03/31/15[a]	6,545,000	7,013,295
2.50%, 04/30/15[a]	6,255,000	6,705,485
2.63%, 11/15/20[a]	7,834,000	8,184,650
2.75%, 02/28/18[a]	4,149,000	4,498,138
2.88%, 03/31/18[a]	1,072,000	1,169,938
3.13%, 04/30/17	3,921,000	4,342,939
3.38%, 06/30/13	10,000,000	10,583,000
3.38%, 11/15/19	22,800,000	25,511,148
3.50%, 05/15/20	96,000	108,051
3.63%, 08/15/19[a]	9,469,000	10,791,345
3.63%, 02/15/20	8,795,000	9,998,332
3.63%, 02/15/21[a]	6,564,000	7,410,034
4.75%, 05/15/14[a]	48,760,000	54,641,433
4.88%, 08/15/16	36,032,000	42,950,866
8.50%, 02/15/20[a]	2,545,000	3,881,303

		325,087,158

TOTAL U.S. GOVERNMENT &
AGENCY OBLIGATIONS
(Cost: $363,697,731)		384,589,500

Security	Shares	Value
SHORT-TERM INVESTMENTS – 27.03%

MONEY MARKET FUNDS – 27.03%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.16%[b,f,g]	144,405,489	$144,405,489
BlackRock Cash Funds: Prime,
SL Agency Shares
0.17%[b,f,g]	19,457,491	19,457,491
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.00%[b,f]	1,319,905	1,319,905

		165,182,885

TOTAL SHORT-TERM INVESTMENTS
(Cost: $165,182,885)		165,182,885

TOTAL INVESTMENTS
IN SECURITIES – 126.04%
(Cost: $736,919,221)		770,210,921

Other Assets, Less Liabilities – (26.04)%		(159,154,743)

NET ASSETS – 100.00%		$611,056,178

BAB – Build America Bonds

FDIC – Federal Deposit Insurance Corp.

GO – General Obligation

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	Variable rate security. Rate shown is as of report date.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Investments are denominated in U.S. dollars.
f	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

28	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
CORPORATE BONDS & NOTES – 36.59%

AEROSPACE & DEFENSE – 0.45%
Boeing Co. (The)
5.00%, 03/15/14[a]	$200,000	$221,003
Lockheed Martin Corp.
6.15%, 09/01/36	101,000	116,322
Raytheon Co.
4.88%, 10/15/40	50,000	48,875
United Technologies Corp.
6.05%, 06/01/36	101,000	122,116

		508,316

AGRICULTURE – 0.42%
Altria Group Inc.
10.20%, 02/06/39	130,000	185,193
Archer-Daniels-Midland Co.
5.38%, 09/15/35	61,000	65,764
Philip Morris International Inc.
5.65%, 05/16/18	140,000	164,993
Reynolds American Inc.
7.25%, 06/15/37	51,000	57,324

		473,274

AIRLINES – 0.08%
Continental Airlines Inc. 2010-1 Pass
Through Trust Class A
4.75%, 01/12/21[a]	50,000	47,250
Delta Air Lines Inc. 2010-2A Pass
Through Trust Class A
4.95%, 05/23/19[a]	49,284	47,805

		95,055

AUTO MANUFACTURERS – 0.15%
Daimler Finance North America LLC
6.50%, 11/15/13	154,000	170,576

		170,576

AUTO PARTS & EQUIPMENT – 0.05%
Johnson Controls Inc.
4.25%, 03/01/21	50,000	52,105

		52,105

BANKS – 9.45%
BAC Capital Trust XI
6.63%, 05/23/36	50,000	43,500

Security	Principal	Value
Bank of America Corp.
4.88%, 01/15/13	$177,000	$179,756
5.42%, 03/15/17	200,000	195,029
5.65%, 05/01/18	150,000	153,581
Bank of America Corp.
Series L (FDIC Guaranteed)
3.13%, 06/15/12	2,500,000	2,555,118
Bank of New York Mellon Corp. (The)
4.30%, 05/15/14	130,000	141,194
Bank of Nova Scotia
4.38%, 01/13/21	50,000	53,179
Barclays Bank PLC
5.20%, 07/10/14[a]	250,000	261,714
BB&T Corp.
6.85%, 04/30/19	124,000	150,127
Capital One Bank (USA) N.A.
8.80%, 07/15/19	250,000	308,971
Citigroup Inc.
6.00%, 10/31/33	127,000	116,489
6.13%, 11/21/17	190,000	204,946
8.50%, 05/22/19	170,000	208,088
Comerica Inc.
3.00%, 09/16/15	50,000	51,338
Credit Suisse New York
5.30%, 08/13/19	100,000	102,473
Deutsche Bank AG London
6.00%, 09/01/17	132,000	147,805
Goldman Sachs Group Inc. (The)
5.00%, 10/01/14	143,000	150,014
6.15%, 04/01/18	100,000	105,405
6.60%, 01/15/12	234,000	238,880
6.75%, 10/01/37	221,000	207,567
HSBC Holdings PLC
6.50%, 05/02/36	102,000	99,873
JPMorgan Chase & Co.
4.25%, 10/15/20[a]	200,000	201,954
4.35%, 08/15/21[a]	100,000	103,514
5.38%, 10/01/12	153,000	160,112
5.75%, 01/02/13	153,000	160,944
KfW
2.00%, 01/17/12[a]	500,000	503,057
5.13%, 03/14/16	605,000	712,913

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
Landwirtschaftliche Rentenbank
Series G
5.00%, 11/08/16	$202,000	$237,490
Lloyds TSB Bank PLC
6.38%, 01/21/21	100,000	102,511
Morgan Stanley
5.75%, 10/18/16	355,000	371,751
5.75%, 01/25/21	100,000	101,664
6.00%, 04/28/15	187,000	196,656
National City Corp.
4.90%, 01/15/15	170,000	185,398
Oesterreichische Kontrollbank AG
4.75%, 10/16/12	250,000	261,856
Royal Bank of Canada
2.30%, 07/20/16	100,000	101,143
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	104,000	100,224
6.13%, 01/11/21	100,000	103,262
SunTrust Banks Inc.
5.25%, 11/05/12	94,000	97,594
UBS AG Stamford
5.88%, 12/20/17	250,000	264,409
US Bank N.A.
4.80%, 04/15/15[a]	184,000	202,231
Wachovia Corp./Wells Fargo & Co.
5.75%, 06/15/17	255,000	289,781
Wells Fargo & Co.
5.63%, 12/11/17	200,000	230,411
Wells Fargo Capital XIII
Series G
7.70%, 10/03/11[b]	100,000	100,000
Westpac Banking Corp.
4.20%, 02/27/15	125,000	132,045

		10,595,967

BEVERAGES – 0.78%
Anheuser-Busch InBev Worldwide Inc.
4.13%, 01/15/15	190,000	207,435
8.20%, 01/15/39	75,000	108,766
Coca-Cola Co. (The)
3.30%, 09/01/21[c]	150,000	154,909
Diageo Capital PLC
5.88%, 09/30/36	81,000	92,679

Security	Principal	Value
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	$50,000	$51,975
Pepsi Bottling Group Inc.
Series B
7.00%, 03/01/29	101,000	133,222
PepsiCo Inc.
7.90%, 11/01/18	90,000	119,820

		868,806

BIOTECHNOLOGY – 0.15%
Amgen Inc.
5.70%, 02/01/19	140,000	164,254

		164,254

BUILDING MATERIALS – 0.19%
CRH America Inc.
5.30%, 10/15/13	202,000	211,911

		211,911

CHEMICALS – 0.50%
Dow Chemical Co. (The)
4.25%, 11/15/20	100,000	102,525
6.00%, 10/01/12	204,000	214,852
E.I. du Pont de Nemours and Co.
5.25%, 12/15/16	81,000	94,135
Eastman Chemical Co.
3.00%, 12/15/15	50,000	51,830
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	50,000	52,001
PPG Industries Inc.
3.60%, 11/15/20	50,000	50,507

		565,850

COMMERCIAL SERVICES – 0.17%
McKesson Corp.
5.70%, 03/01/17	61,000	71,648
Western Union Co. (The)
5.25%, 04/01/20	108,000	114,761

		186,409

COMPUTERS – 0.59%
Dell Inc.
4.63%, 04/01/21[a]	100,000	104,770
Hewlett-Packard Co.
4.75%, 06/02/14	275,000	298,135

30	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
International Business Machines Corp.
4.75%, 11/29/12[a]	$132,000	$138,920
5.70%, 09/14/17	100,000	119,352

		661,177

COSMETICS & PERSONAL CARE – 0.05%
Procter & Gamble Co. (The)
5.55%, 03/05/37	51,000	59,397

		59,397

DISTRIBUTION & WHOLESALE – 0.05%
Ingram Micro Inc.
5.25%, 09/01/17	50,000	53,160

		53,160

DIVERSIFIED FINANCIAL SERVICES – 2.57%
American Express Co.
6.80%, 09/01/16[b]	81,000	79,785
8.15%, 03/19/38	103,000	147,976
Associates Corp. of North America
6.95%, 11/01/18	103,000	116,154
Bear Stearns Companies Inc. (The)/
JPMorgan Chase & Co.
5.70%, 11/15/14	202,000	221,050
Countrywide Financial Corp.
5.80%, 06/07/12[a]	101,000	102,900
Credit Suisse (USA) Inc.
5.38%, 03/02/16	142,000	154,839
Eksportfinans A/S
3.00%, 11/17/14	234,000	248,254
General Electric Capital Corp.
5.63%, 09/15/17	203,000	225,098
5.88%, 01/14/38	132,000	133,811
6.75%, 03/15/32	208,000	232,270
HSBC Finance Corp.
6.68%, 01/15/21[c]	157,000	152,796
Jefferies Group Inc.
8.50%, 07/15/19	87,000	101,549
John Deere Capital Corp.
7.00%, 03/15/12	152,000	157,071
JPMorgan Chase Capital XXV
6.80%, 10/01/37	100,000	99,750
Merrill Lynch & Co. Inc.
6.05%, 08/15/12	132,000	135,639

Security	Principal	Value
6.11%, 01/29/37	$100,000	$82,633
6.40%, 08/28/17	178,000	183,315
National Rural Utilities Cooperative
Finance Corp.
7.25%, 03/01/12	169,000	174,411
SLM Corp.
5.38%, 05/15/14	132,000	130,680

		2,879,981

ELECTRIC – 2.54%
Consolidated Edison Co. of
New York Inc.
5.50%, 12/01/39	100,000	111,213
Constellation Energy Group Inc.
4.55%, 06/15/15	92,000	99,110
Detroit Edison Co. (The)
3.45%, 10/01/20	50,000	51,496
Dominion Resources Inc.
4.45%, 03/15/21	100,000	107,900
5.15%, 07/15/15	143,000	161,394
Duke Capital LLC
6.25%, 02/15/13	152,000	161,905
Duke Energy Corp.
6.25%, 01/15/12	101,000	102,981
Duke Energy Ohio Inc.
5.45%, 04/01/19	100,000	116,358
Entergy Arkansas Inc.
3.75%, 02/15/21	100,000	99,841
Exelon Corp.
4.90%, 06/15/15	102,000	111,362
Exelon Generation Co. LLC
5.35%, 01/15/14	152,000	163,874
FirstEnergy Solutions Corp.
6.80%, 08/15/39	100,000	105,543
Florida Power & Light Co.
5.95%, 02/01/38	94,000	113,736
Indiana Michigan Power Co.
7.00%, 03/15/19	134,000	163,647
LG&E and KU Energy LLC
2.13%, 11/15/15	50,000	49,844

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	$102,000	$115,425
Oncor Electric Delivery Co.
7.00%, 09/01/22	101,000	127,033
Pacific Gas & Electric Co.
4.80%, 03/01/14	112,000	122,010
6.05%, 03/01/34	100,000	115,985
Progress Energy Inc.
4.40%, 01/15/21	100,000	106,971
PSEG Power LLC
8.63%, 04/15/31	61,000	81,268
Southern California Edison Co.
6.00%, 01/15/34	92,000	110,270
Southern Power Co.
Series B
6.25%, 07/15/12	190,000	198,676
Xcel Energy Inc.
6.50%, 07/01/36	125,000	147,066

		2,844,908

ELECTRICAL COMPONENTS & EQUIPMENT – 0.11%
Emerson Electric Co.
4.25%, 11/15/20[a]	110,000	121,265

		121,265

ELECTRONICS – 0.09%
Arrow Electronics Inc.
5.13%, 03/01/21	50,000	50,019
Thermo Fisher Scientific Inc.
3.60%, 08/15/21	50,000	50,965

		100,984

ENVIRONMENTAL CONTROL – 0.12%
Republic Services Inc.
5.50%, 09/15/19	75,000	84,479
Waste Management Inc.
7.00%, 07/15/28	41,000	49,363

		133,842

FOOD – 0.73%
Campbell Soup Co.
3.05%, 07/15/17[a]	50,000	52,585
Hershey Co. (The)
4.13%, 12/01/20	50,000	54,009
Kellogg Co.
4.15%, 11/15/19	130,000	139,137

Security	Principal	Value
Kraft Foods Inc.
6.13%, 02/01/18	$200,000	$236,613
6.50%, 02/09/40	50,000	57,764
Kroger Co. (The)
5.50%, 02/01/13	101,000	107,232
Safeway Inc.
3.95%, 08/15/20	50,000	50,112
Unilever Capital Corp.
5.90%, 11/15/32	102,000	124,186

		821,638

FOREST PRODUCTS & PAPER – 0.10%
International Paper Co.
7.30%, 11/15/39	100,000	109,268

		109,268

GAS – 0.11%
ONEOK Inc.
6.00%, 06/15/35	61,000	64,407
Sempra Energy
6.00%, 10/15/39	55,000	60,829

		125,236

HEALTH CARE – PRODUCTS – 0.14%
Johnson & Johnson
5.55%, 08/15/17	90,000	108,681
St. Jude Medical Inc.
2.50%, 01/15/16	50,000	51,672

		160,353

HEALTH CARE – SERVICES – 0.47%
Aetna Inc.
6.75%, 12/15/37	100,000	120,878
CIGNA Corp.
4.38%, 12/15/20	50,000	52,550
UnitedHealth Group Inc.
5.38%, 03/15/16[a]	140,000	159,082
5.80%, 03/15/36	51,000	55,419
WellPoint Inc.
5.25%, 01/15/16	120,000	134,361

		522,290

HOUSEHOLD PRODUCTS & WARES – 0.11%
Kimberly-Clark Corp.
6.13%, 08/01/17	103,000	124,975

		124,975

32	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
INSURANCE – 1.42%
Aflac Inc.
3.45%, 08/15/15[a]	$50,000	$51,582
Allstate Corp. (The)
5.55%, 05/09/35	132,000	133,337
American International Group Inc.
5.45%, 05/18/17	170,000	172,040
8.18%, 05/15/38[b]	50,000	48,750
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15	122,000	135,377
Chubb Corp. (The)
5.75%, 05/15/18	150,000	176,175
CNA Financial Corp.
5.88%, 08/15/20	25,000	25,978
Hartford Financial Services Group Inc.
5.50%, 03/30/20[a]	75,000	75,917
Lincoln National Corp.
8.75%, 07/01/19	50,000	61,586
MetLife Inc.
5.00%, 06/15/15[a]	304,000	331,844
Prudential Financial Inc.
5.70%, 12/14/36	101,000	98,710
Series D
4.75%, 09/17/15	100,000	106,019
Travelers Companies Inc. (The)
5.80%, 05/15/18	150,000	170,741

		1,588,056

IRON & STEEL – 0.11%
ArcelorMittal SA
9.85%, 06/01/19	100,000	121,351

		121,351

MACHINERY – 0.22%
Caterpillar Inc.
5.70%, 08/15/16	204,000	240,995

		240,995

MANUFACTURING – 0.49%
General Electric Co.
5.00%, 02/01/13	254,000	267,523
Honeywell International Inc.
5.00%, 02/15/19	110,000	126,821

Security	Principal	Value
Tyco International Ltd.
6.88%, 01/15/21	$125,000	$154,841

		549,185

MEDIA – 1.59%
Comcast Cable Communications
Holdings Inc.
8.38%, 03/15/13	143,000	158,602
Comcast Corp.
6.45%, 03/15/37	132,000	145,752
DIRECTV Holdings LLC/DIRECTV
Financing Co. Inc.
5.00%, 03/01/21	100,000	107,676
6.00%, 08/15/40	50,000	52,534
NBCUniversal Media LLC
4.38%, 04/01/21	100,000	103,604
News America Inc.
5.30%, 12/15/14[a]	183,000	201,127
6.15%, 02/15/41	75,000	78,985
Time Warner Cable Inc.
6.55%, 05/01/37	81,000	89,370
7.50%, 04/01/14	140,000	161,349
8.25%, 04/01/19	75,000	95,839
Time Warner Inc.
7.70%, 05/01/32	202,000	250,029
Viacom Inc.
4.50%, 03/01/21	100,000	104,564
7.88%, 07/30/30	57,000	70,680
Walt Disney Co. (The)
6.38%, 03/01/12	158,000	162,459

		1,782,570

MINING – 1.01%
Alcoa Inc.
5.55%, 02/01/17[a]	61,000	64,338
5.95%, 02/01/37[a]	61,000	55,636
Barrick North America Finance LLC
4.40%, 05/30/21[c]	100,000	105,095
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	193,000	205,100
Freeport-McMoRan Copper & Gold Inc.
8.38%, 04/01/17	155,000	166,625

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
Rio Tinto Finance (USA) Ltd.
1.88%, 11/02/15	$50,000	$50,244
9.00%, 05/01/19	88,000	120,150
Teck Resources Ltd.
4.50%, 01/15/21[a]	100,000	100,604
Vale Overseas Ltd.
6.25%, 01/23/17	152,000	173,418
6.88%, 11/21/36	75,000	85,469

		1,126,679

MULTI-NATIONAL – 1.76%
Asian Development Bank
2.75%, 05/21/14[a]	309,000	327,325
European Investment Bank
2.13%, 07/15/16	250,000	260,871
4.00%, 02/16/21	200,000	225,024
4.63%, 05/15/14	605,000	669,901
Inter-American Development Bank
5.13%, 09/13/16[a]	203,000	241,368
International Bank for Reconstruction and Development
2.00%, 04/02/12	250,000	252,531

		1,977,020

OFFICE & BUSINESS EQUIPMENT – 0.13%
Xerox Corp.
5.63%, 12/15/19	125,000	140,422

		140,422

OIL & GAS – 2.40%
Anadarko Petroleum Corp.
5.95%, 09/15/16	202,000	227,631
Apache Corp.
5.25%, 04/15/13	101,000	108,062
BP Capital Markets PLC
3.88%, 03/10/15	150,000	160,304
Canadian Natural Resources Ltd.
6.25%, 03/15/38	61,000	68,991
ConocoPhillips Holding Co.
6.95%, 04/15/29	204,000	255,119
Devon Energy Corp.
7.95%, 04/15/32	57,000	77,821
EnCana Holdings Finance Corp.
5.80%, 05/01/14	190,000	210,418

Security	Principal	Value
EOG Resources Inc.
4.10%, 02/01/21	$100,000	$105,847
Hess Corp.
7.13%, 03/15/33	51,000	61,953
Marathon Petroleum Corp.
5.13%, 03/01/21[c]	50,000	52,910
Nexen Inc.
6.20%, 07/30/19	50,000	58,619
7.50%, 07/30/39	50,000	57,669
NuStar Logistics LP
4.80%, 09/01/20	25,000	25,513
Pemex Project Funding Master Trust
6.63%, 06/15/35	202,000	223,715
Petrobras International Finance Co.
5.75%, 01/20/20	234,000	251,359
Shell International Finance BV
6.38%, 12/15/38	100,000	127,562
Statoil ASA
5.25%, 04/15/19	100,000	116,559
Suncor Energy Inc.
6.10%, 06/01/18	150,000	175,023
Talisman Energy Inc.
3.75%, 02/01/21	50,000	49,335
Total Capital SA
4.13%, 01/28/21	100,000	107,294
Transocean Inc.
6.50%, 11/15/20	100,000	112,363
Valero Energy Corp.
7.50%, 04/15/32	51,000	58,506

		2,692,573

OIL & GAS SERVICES – 0.22%
Baker Hughes Inc.
3.20%, 08/15/21[c]	50,000	50,554
Weatherford International Ltd.
9.63%, 03/01/19	150,000	197,134

		247,688

PHARMACEUTICALS – 1.31%
Abbott Laboratories
5.88%, 05/15/16	101,000	119,473
AmerisourceBergen Corp.
5.88%, 09/15/15	101,000	115,889

34	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
AstraZeneca PLC
5.40%, 09/15/12	$132,000	$138,484
Bristol-Myers Squibb Co.
5.88%, 11/15/36	45,000	52,962
Eli Lilly and Co.
5.55%, 03/15/37	81,000	90,882
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	158,000	189,408
Merck & Co. Inc.
4.75%, 03/01/15	90,000	101,075
Pfizer Inc.
7.20%, 03/15/39	80,000	108,062
Schering-Plough Corp./Merck &
Co. Inc.
5.30%, 12/01/13	200,000	219,801
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	101,000	116,915
Wyeth
5.50%, 02/01/14	193,000	213,868

		1,466,819

PIPELINES – 0.79%
CenterPoint Energy Resources Corp.
4.50%, 01/15/21[c]	25,000	26,328
Energy Transfer Partners LP
5.65%, 08/01/12	160,000	166,173
Enterprise Products Operating LP
5.60%, 10/15/14	142,000	155,755
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	92,000	97,055
Magellan Midstream Partners LP
4.25%, 02/01/21	100,000	103,372
Plains All American Pipeline LP
3.95%, 09/15/15[a]	100,000	106,517
TransCanada PipeLines Ltd.
7.13%, 01/15/19	114,000	143,857
Williams Partners LP
5.25%, 03/15/20	84,000	91,721

		890,778

REAL ESTATE INVESTMENT TRUSTS – 0.49%
Boston Properties LP
4.13%, 05/15/21	150,000	145,379

Security	Principal	Value
ERP Operating LP
5.25%, 09/15/14	$84,000	$91,072
HCP Inc.
6.70%, 01/30/18[a]	134,000	149,313
Simon Property Group LP
5.65%, 02/01/20	150,000	163,395

		549,159

RETAIL – 1.12%
Costco Wholesale Corp.
5.50%, 03/15/17	81,000	96,014
CVS Caremark Corp.
4.75%, 05/18/20	25,000	27,094
6.13%, 08/15/16	61,000	71,237
Home Depot Inc. (The)
5.40%, 03/01/16	102,000	117,077
5.88%, 12/16/36	63,000	68,729
Lowe’s Companies Inc.
6.88%, 02/15/28	25,000	30,461
Macy’s Retail Holdings Inc.
6.38%, 03/15/37	50,000	50,647
McDonald’s Corp.
5.35%, 03/01/18	130,000	154,937
Target Corp.
7.00%, 01/15/38	103,000	132,583
Wal-Mart Stores Inc.
4.55%, 05/01/13	337,000	359,344
5.63%, 04/15/41	75,000	85,079
6.50%, 08/15/37	50,000	62,342

		1,255,544

SOFTWARE – 0.28%
Microsoft Corp.
4.50%, 10/01/40	50,000	50,711
Oracle Corp.
5.25%, 01/15/16	132,000	152,248
5.38%, 07/15/40[c]	100,000	109,384

		312,343

TELECOMMUNICATIONS – 2.62%
America Movil SAB de CV
6.13%, 03/30/40	100,000	110,923
American Tower Corp.
5.05%, 09/01/20	50,000	51,569

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
AT&T Inc.
6.55%, 02/15/39	$150,000	$173,293
BellSouth Corp.
6.00%, 11/15/34	202,000	213,148
British Telecom PLC
9.88%, 12/15/30	31,000	45,914
Cellco Partnership/Verizon Wireless
Capital LLC
5.55%, 02/01/14	160,000	176,074
Cisco Systems Inc.
4.45%, 01/15/20[a]	130,000	141,152
5.50%, 02/22/16	101,000	116,985
Deutsche Telekom International
Finance BV
8.75%, 06/15/30	61,000	82,083
Embarq Corp.
7.08%, 06/01/16	177,000	191,207
France Telecom SA
8.50%, 03/01/31	102,000	135,031
Qwest Corp.
6.88%, 09/15/33	31,000	29,140
8.88%, 03/15/12	81,000	83,734
Rogers Wireless Inc.
6.38%, 03/01/14	61,000	68,571
SBC Communications Inc./AT&T Inc.
5.88%, 02/01/12[a]	304,000	310,242
Telecom Italia Capital SA
5.25%, 10/01/15	160,000	156,817
Telefonica Emisiones SAU
3.99%, 02/16/16	200,000	197,500
Telefonica Europe BV
8.25%, 09/15/30	77,000	86,838
Verizon Communications Inc.
5.55%, 02/15/16	132,000	150,652
7.35%, 04/01/39	184,000	232,876
Vodafone Group PLC
5.75%, 03/15/16[a]	162,000	187,069

		2,940,818

TRANSPORTATION – 0.46%
Burlington Northern Santa Fe Corp.
6.15%, 05/01/37	102,000	115,912

Security	Principal	Value
CSX Corp.
4.25%, 06/01/21	$50,000	$52,692
6.22%, 04/30/40	25,000	28,683
Norfolk Southern Corp.
7.05%, 05/01/37	51,000	66,710
Union Pacific Corp.
5.78%, 07/15/40	80,000	88,137
United Parcel Service Inc.
4.50%, 01/15/13	160,000	168,293

		520,427

TOTAL CORPORATE BONDS & NOTES
(Cost: $38,135,516)		41,013,424

FOREIGN GOVERNMENT BONDS & NOTES[d] – 3.02%

BRAZIL – 0.63%
Brazil (Federative Republic of)
6.00%, 01/17/17	300,000	351,000
8.00%, 01/15/18	294,667	355,810

		706,810

CANADA – 0.86%
Export Development Canada
3.13%, 04/24/14	204,000	218,579
Nova Scotia (Province of)
2.38%, 07/21/15	100,000	105,151
Ontario (Province of)
2.30%, 05/10/16	150,000	155,803
4.95%, 11/28/16	160,000	186,873
Quebec (Province of)
5.00%, 03/01/16	122,000	141,593
7.50%, 09/15/29	102,000	149,187

		957,186

COLOMBIA – 0.17%
Colombia (Republic of)
7.38%, 03/18/19	150,000	191,250

		191,250

ITALY – 0.33%
Italy (Republic of)
4.50%, 01/21/15	260,000	267,459
5.38%, 06/12/17	100,000	104,658

		372,117

36	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

August 31, 2011

Security	Principal	Value

JAPAN – 0.09%
Japan Finance Corp.
2.50%, 01/21/16	$100,000	$105,257

		105,257

MEXICO – 0.43%
United Mexican States
6.38%, 01/16/13	193,000	205,641
7.50%, 04/08/33	204,000	273,360

		479,001

PANAMA – 0.11%
Panama (Republic of)
6.70%, 01/26/36	100,000	124,500

		124,500

PERU – 0.23%
Peru (Republic of)
7.13%, 03/30/19	200,000	252,000

		252,000

POLAND – 0.17%
Poland (Republic of)
6.38%, 07/15/19	170,000	195,075

		195,075

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $3,153,584)		3,383,196

MUNICIPAL DEBT OBLIGATIONS – 1.27%

CALIFORNIA – 0.58%
Bay Area Toll Authority RB Highway
Revenue Tolls BAB
Series S1
7.04%, 04/01/41	100,000	122,979
Los Angeles Community College
District GO BAB
6.75%, 08/01/42	100,000	125,534
Los Angeles Department of Water &
Power RB Electric Power & Light
Revenues BAB
6.57%, 07/01/41	50,000	60,359
Sacramento Municipal Utility District
RB Electric Power & Light
Revenues BAB
6.16%, 05/15/36	80,000	85,805

Security	Principal	Value
State of California GO BAB
7.30%, 10/01/39	$215,000	$249,712

		644,389

GEORGIA – 0.07%
Municipal Electric Authority of Georgia
RB Electric Power & Light
Revenues BAB
6.66%, 04/01/18	80,000	80,070

		80,070

ILLINOIS – 0.18%
State of Illinois GO
5.10%, 06/01/33	235,000	204,615

		204,615

MASSACHUSETTS – 0.07%
Commonwealth of Massachusetts
GOL BAB
Series D
4.50%, 08/01/31	75,000	73,802

		73,802

NEW YORK – 0.17%
Metropolitan Transportation Authority
RB Transit Revenue BAB
7.34%, 11/15/39	60,000	77,947
New York City Municipal Water Finance
Authority RB Water Revenue BAB
5.72%, 06/15/42	100,000	114,316

		192,263

OHIO – 0.20%
American Municipal Power Inc. RB
Electric Power & Light Revenues BAB
Series E
6.27%, 02/15/21	50,000	52,841
Ohio State Water Development
Authority RB Miscellaneous
Revenue BAB
4.88%, 12/01/34	170,000	175,503

		228,344

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $1,309,458)		1,423,483

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS – 57.86%

U.S. GOVERNMENT AGENCY OBLIGATIONS – 7.39%
Federal Home Loan Mortgage Corp.
4.50%, 01/15/13	$1,634,000	$1,728,024
4.50%, 01/15/15[a]	1,100,000	1,241,818
4.88%, 06/13/18[a]	504,000	601,456
5.13%, 07/15/12[a]	340,000	354,738
Federal National Mortgage Association
1.25%, 06/22/12	1,207,000	1,216,739
5.00%, 04/15/15	1,400,000	1,614,719
5.38%, 06/12/17[a]	400,000	484,346
6.63%, 11/15/30	740,000	1,042,193

		8,284,033

U.S. GOVERNMENT OBLIGATIONS – 50.47%
U.S. Treasury Bonds
3.75%, 08/15/41	500,000	514,140
3.88%, 08/15/40	650,000	683,709
4.25%, 11/15/40	730,000	818,469
4.38%, 05/15/41	250,000	286,530
4.50%, 08/15/39[a]	2,268,000	2,650,135
4.75%, 02/15/41[a]	1,080,000	1,313,420
7.63%, 02/15/25[a]	2,180,000	3,393,061
U.S. Treasury Notes
0.50%, 05/31/13	1,500,000	1,508,025
0.63%, 04/30/13[a]	2,500,000	2,518,250
1.00%, 01/15/14[a]	900,000	916,452
1.25%, 03/15/14	2,500,000	2,563,675
1.25%, 04/15/14	2,500,000	2,564,650
1.38%, 09/15/12[a]	2,335,000	2,364,538
1.38%, 05/15/13	720,000	734,486
2.00%, 04/30/16	3,000,000	3,160,680
2.13%, 02/29/16[a]	1,000,000	1,059,710
2.38%, 07/31/17	2,800,000	2,977,464
2.38%, 05/31/18	1,000,000	1,057,730
2.50%, 04/30/15	2,127,000	2,280,187
3.25%, 03/31/17	272,000	303,060
3.63%, 08/15/19[a]	5,780,000	6,587,177
3.63%, 02/15/21[a]	350,000	395,111
4.63%, 11/15/16	6,066,000	7,180,567

Security	Shares or Principal	Value
4.75%, 05/15/14[a]	$6,100,000	$6,835,782
8.13%, 08/15/19[a]	1,280,000	1,893,466

		56,560,474

TOTAL U.S. GOVERNMENT &
AGENCY OBLIGATIONS
(Cost: $60,067,237)		64,844,507

SHORT-TERM INVESTMENTS – 29.62%

MONEY MARKET FUNDS – 29.62%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.16%[e,f,g]	28,799,341	28,799,341
BlackRock Cash Funds: Prime,
SL Agency Shares
0.17%[e,f,g]	3,880,482	3,880,482
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.00%[e,f]	511,310	511,310

		33,191,133

TOTAL SHORT-TERM INVESTMENTS
(Cost: $33,191,133)		33,191,133

TOTAL INVESTMENTS
IN SECURITIES – 128.36%
(Cost: $135,856,928)		143,855,743

Other Assets, Less Liabilities – (28.36)%		(31,780,171)

NET ASSETS – 100.00%		$112,075,572

BAB – Build America Bonds

FDIC – Federal Deposit Insurance Corp.

GO – General Obligation

GOL – General Obligation Limited

RB – Revenue Bond

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Variable rate security. Rate shown is as of report date.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Investments are denominated in U.S. dollars.
[e]	Affiliated issuer. See Note 2.
f	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

38	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
CORPORATE BONDS & NOTES – 39.72%

AEROSPACE & DEFENSE – 0.71%
Boeing Co. (The)
6.88%, 03/15/39	$25,000	$32,545
Lockheed Martin Corp.
6.15%, 09/01/36	25,000	28,793
Northrop Grumman Systems Corp.
7.75%, 02/15/31	20,000	27,336
United Technologies Corp.
5.70%, 04/15/40	25,000	29,030
6.13%, 07/15/38	35,000	43,042

		160,746

AGRICULTURE – 0.52%
Altria Group Inc.
10.20%, 02/06/39	30,000	42,737
Archer-Daniels-Midland Co.
5.38%, 09/15/35	50,000	53,905
Philip Morris International Inc.
6.38%, 05/16/38	18,000	21,407

		118,049

BANKS – 2.62%
Barclays Bank PLC
6.86%, 06/15/32[a]	60,000	46,500
Citigroup Inc.
6.88%, 03/05/38	92,000	97,268
8.13%, 07/15/39	75,000	89,785
Goldman Sachs Group Inc. (The)
6.45%, 05/01/36	50,000	45,843
6.75%, 10/01/37	55,000	51,657
HSBC Holdings PLC
6.50%, 09/15/37	100,000	96,683
KfW
0.00%, 06/29/37	32,000	11,383
Morgan Stanley
5.00%, 08/31/25	25,000	24,490
7.25%, 04/01/32	25,000	28,431
Wachovia Bank N.A./Wells Fargo & Co.
6.60%, 01/15/38	25,000	28,908
Wachovia Corp./Wells Fargo & Co.
5.50%, 08/01/35	75,000	75,269

		596,217

Security	Principal	Value
BEVERAGES – 0.55%
Anheuser-Busch InBev Worldwide Inc.
8.20%, 01/15/39	$48,000	$69,610
Diageo Capital PLC
5.88%, 09/30/36	25,000	28,605
PepsiCo Inc.
5.50%, 01/15/40	25,000	28,232

		126,447

BIOTECHNOLOGY – 0.13%
Amgen Inc.
6.40%, 02/01/39	25,000	29,801

		29,801

CHEMICALS – 0.17%
Dow Chemical Co. (The)
9.40%, 05/15/39	25,000	38,178

		38,178

COMMERCIAL SERVICES – 0.26%
President and Fellows of Harvard
College (The)
6.30%, 10/01/37	52,000	58,760

		58,760

COMPUTERS – 0.25%
International Business Machines Corp.
5.60%, 11/30/39	50,000	57,661

		57,661

COSMETICS & PERSONAL CARE – 0.17%
Procter & Gamble Co. (The)
5.55%, 03/05/37	33,000	38,433

		38,433

DIVERSIFIED FINANCIAL SERVICES – 3.24%
American Express Co.
8.15%, 03/19/38	25,000	35,917
Capital One Capital VI
8.88%, 05/15/40	25,000	25,125
Credit Suisse (USA) Inc.
7.13%, 07/15/32	25,000	30,101
General Electric Capital Corp.
5.88%, 01/14/38	10,000	10,137
6.75%, 03/15/32	156,000	174,203

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
General Electric Capital Corp.
Series A
6.15%, 08/07/37	$75,000	$78,780
Goldman Sachs Group Inc. (The)
6.35%, 02/15/34	68,000	61,200
Jefferies Group Inc.
6.88%, 04/15/21	15,000	16,152
JPMorgan Chase Capital XXV
6.80%, 10/01/37	169,000	168,577
Merrill Lynch & Co. Inc.
6.22%, 09/15/26	114,000	103,616
National Rural Utilities Cooperative
Finance Corp.
Series C
8.00%, 03/01/32	25,000	34,261

		738,069

ELECTRIC – 4.96%
Alabama Power Co.
6.00%, 03/01/39	25,000	30,108
Appalachian Power Co.
Series Q
7.00%, 04/01/38	25,000	31,773
Consolidated Edison Co. of New York Inc.
6.75%, 04/01/38	25,000	32,176
Duke Energy Carolinas LLC
6.10%, 06/01/37	58,000	68,376
Exelon Generation Co. LLC
6.25%, 10/01/39	25,000	27,015
FirstEnergy Corp.
7.38%, 11/15/31	54,000	63,164
Florida Power & Light Co.
5.95%, 02/01/38	50,000	60,498
Massachusetts Electric Co.
5.90%, 11/15/39[a]	25,000	29,557
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	171,000	193,507
Oncor Electric Delivery Co.
7.00%, 09/01/22	25,000	31,444
Pacific Gas & Electric Co.
5.80%, 03/01/37	25,000	28,364
6.05%, 03/01/34	56,000	64,952

Security	Principal	Value
Progress Energy Inc.
7.75%, 03/01/31	$58,000	$77,088
PSEG Power LLC
8.63%, 04/15/31	50,000	66,613
Public Service Co. of Colorado
6.25%, 09/01/37	48,000	60,603
Puget Sound Energy Inc.
5.80%, 03/15/40	25,000	28,747
San Diego Gas & Electric Co.
6.13%, 09/15/37	54,000	67,161
Southern California Edison Co.
5.50%, 03/15/40	35,000	40,145
Series 08-A
5.95%, 02/01/38	25,000	30,249
Virginia Electric and Power Co.
8.88%, 11/15/38	60,000	97,274

		1,128,814

ELECTRONICS – 0.13%
Koninklijke Philips Electronics NV
6.88%, 03/11/38	25,000	30,278

		30,278

ENVIRONMENTAL CONTROL – 0.25%
Republic Services Inc.
6.20%, 03/01/40	25,000	27,804
Waste Management Inc.
7.00%, 07/15/28	25,000	30,099

		57,903

FOOD – 1.14%
ConAgra Foods Inc.
8.25%, 09/15/30	25,000	30,608
H.J. Heinz Finance Co.
7.13%, 08/01/39[a]	25,000	32,612
Kellogg Co.
Series B
7.45%, 04/01/31	20,000	26,764
Kraft Foods Inc.
6.50%, 02/09/40	30,000	34,658
6.88%, 02/01/38	44,000	52,565
Kroger Co. (The)
5.40%, 07/15/40	20,000	20,525
6.90%, 04/15/38	25,000	30,577

40	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
Unilever Capital Corp.
5.90%, 11/15/32	$25,000	$30,438

		258,747

FOREST PRODUCTS & PAPER – 0.12%
International Paper Co.
7.30%, 11/15/39	25,000	27,317

		27,317

HEALTH CARE – PRODUCTS – 0.18%
Johnson & Johnson
5.85%, 07/15/38	25,000	31,034
5.95%, 08/15/37	8,000	9,875

		40,909

HEALTH CARE – SERVICES – 0.69%
Aetna Inc.
6.63%, 06/15/36	50,000	59,681
UnitedHealth Group Inc.
6.88%, 02/15/38	50,000	61,774
WellPoint Inc.
6.38%, 06/15/37	30,000	35,008

		156,463

INSURANCE – 2.47%
Allstate Corp. (The)
6.90%, 05/15/38	48,000	57,172
American International Group Inc.
6.25%, 05/01/36	20,000	18,982
8.18%, 05/15/38	50,000	48,750
AXA SA
8.60%, 12/15/30	25,000	27,931
Chubb Corp. (The)
6.00%, 05/11/37	35,000	39,089
Liberty Mutual Group Inc.
6.50%, 03/15/35[a]	25,000	24,202
Lincoln National Corp.
7.00%, 06/15/40	20,000	20,963
MetLife Inc.
5.70%, 06/15/35	33,000	33,989
6.40%, 12/15/31	35,000	32,025
Nationwide Mutual Insurance Co.
9.38%, 08/15/39[a]	25,000	29,541
New York Life Insurance Co.
6.75%, 11/15/39[a]	25,000	29,557

Security	Principal	Value
Northwestern Mutual Life Insurance Co.
6.06%, 03/30/40[a]	$25,000	$27,503
Pacific Life Insurance Co.
9.25%, 06/15/39[a]	50,000	66,175
Prudential Financial Inc.
5.70%, 12/14/36	50,000	48,866
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39[a]	25,000	29,717
Travelers Companies Inc. (The)
6.25%, 06/15/37	25,000	28,040

		562,502

IRON & STEEL – 0.11%
ArcelorMittal SA
7.00%, 10/15/39	25,000	24,479

		24,479

MACHINERY – 0.46%
Caterpillar Inc.
6.05%, 08/15/36	64,000	75,850
Deere & Co.
5.38%, 10/16/29	25,000	28,282

		104,132

MEDIA – 3.11%
AOL Time Warner Inc.
7.63%, 04/15/31	82,000	100,243
Comcast Cable Communications
Holdings Inc.
9.46%, 11/15/22	100,000	146,349
Comcast Corp.
6.95%, 08/15/37	50,000	57,869
COX Communications Inc.
8.38%, 03/01/39[a]	25,000	34,128
DIRECTV Holdings LLC/DIRECTV Financing
Co. Inc.
6.00%, 08/15/40	25,000	26,267
Grupo Televisa SA
6.63%, 01/15/40	35,000	38,874
News America Inc.
6.65%, 11/15/37	70,000	76,727
6.90%, 08/15/39	25,000	27,948
Time Warner Cable Inc.
6.75%, 06/15/39	35,000	39,704

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
Time Warner Entertainment Co. LP
8.38%, 07/15/33	$54,000	$71,738
Time Warner Inc.
6.20%, 03/15/40	25,000	26,853
Viacom Inc.
6.88%, 04/30/36	25,000	29,523
7.88%, 07/30/30	25,000	31,000

		707,223

MINING – 1.13%
Alcoa Inc.
5.95%, 02/01/37	25,000	22,802
Barrick Australia Finance Pty Ltd.
5.95%, 10/15/39	35,000	37,646
Newmont Mining Corp.
6.25%, 10/01/39	25,000	28,160
Rio Tinto Finance (USA) Ltd.
7.13%, 07/15/28	25,000	31,592
Southern Copper Corp.
6.75%, 04/16/40	35,000	36,965
Teck Resources Ltd.
6.13%, 10/01/35	25,000	25,971
Vale Overseas Ltd.
6.88%, 11/21/36	15,000	17,094
6.88%, 11/10/39	50,000	57,012

		257,242

MISCELLANEOUS – MANUFACTURING – 0.52%
Siemens Financieringsmat
6.13%, 08/17/26[a]	100,000	118,504

		118,504

MULTI-NATIONAL – 0.29%
International Bank for Reconstruction and Development
7.63%, 01/19/23	46,000	67,071

		67,071

OIL & GAS – 4.23%
Anadarko Petroleum Corp.
6.20%, 03/15/40	55,000	56,703
6.45%, 09/15/36	35,000	37,156
Canadian Natural Resources Ltd.
6.25%, 03/15/38	50,000	56,550
ConocoPhillips Holding Co.
6.95%, 04/15/29	108,000	135,063

Security	Principal	Value
Devon Financing Corp. ULC
7.88%, 09/30/31	$44,000	$59,416
EnCana Corp.
6.50%, 02/01/38	25,000	28,185
Gaz Capital SA
7.29%, 08/16/37[a]	100,000	112,500
Hess Corp.
5.60%, 02/15/41	25,000	25,648
7.30%, 08/15/31	50,000	61,709
Nexen Inc.
6.40%, 05/15/37	25,000	25,563
Noble Holding International Ltd.
6.20%, 08/01/40	20,000	22,574
Pemex Project Funding Master Trust
6.63%, 06/15/35	35,000	38,763
Petro-Canada
6.80%, 05/15/38	25,000	29,235
Petrobras International Finance Co.
5.75%, 01/20/20	25,000	26,855
Shell International Finance BV
6.38%, 12/15/38	40,000	51,025
StatoilHydro ASA
6.50%, 12/01/28[a]	52,000	64,352
Suncor Energy Inc.
6.50%, 06/15/38	42,000	47,702
Transocean Inc.
6.80%, 03/15/38	10,000	10,745
Valero Energy Corp.
6.63%, 06/15/37	50,000	53,231
10.50%, 03/15/39	15,000	21,077

		964,052

OIL & GAS SERVICES – 0.17%
Halliburton Co.
7.45%, 09/15/39	29,000	39,255

		39,255

PHARMACEUTICALS – 1.67%
Abbott Laboratories
6.15%, 11/30/37	25,000	30,121
AstraZeneca PLC
6.45%, 09/15/37	28,000	34,813
Bristol-Myers Squibb Co.
5.88%, 11/15/36	11,000	12,946

42	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
Eli Lilly and Co.
5.50%, 03/15/27	$25,000	$28,612
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	30,000	37,212
Merck & Co. Inc.
6.40%, 03/01/28	25,000	31,942
Pfizer Inc.
7.20%, 03/15/39	36,000	48,628
Roche Holdings Inc.
7.00%, 03/01/39[a]	32,000	41,954
Schering-Plough Corp./Merck & Co. Inc.
6.50%, 12/01/33	38,000	48,469
Wyeth
5.95%, 04/01/37	57,000	65,466

		380,163

PIPELINES – 1.42%
Enterprise Products Operating LLC
6.45%, 09/01/40	60,000	65,690
Kinder Morgan Energy Partners LP
6.95%, 01/15/38	52,000	56,866
ONEOK Partners LP
6.85%, 10/15/37	50,000	57,218
TransCanada PipeLines Ltd.
6.20%, 10/15/37	45,000	51,229
7.63%, 01/15/39	25,000	33,245
Williams Companies Inc. (The)
8.75%, 03/15/32	24,000	30,647
Williams Partners LP
6.30%, 04/15/40	25,000	27,394

		322,289

REAL ESTATE INVESTMENT TRUSTS – 0.12%
Simon Property Group LP
6.75%, 02/01/40	25,000	28,013

		28,013

RETAIL – 2.36%
CVS Caremark Corp.
6.13%, 09/15/39	25,000	27,022
CVS Pass-Through Trust
8.35%, 07/10/31[a]	48,176	61,526
Home Depot Inc. (The)
5.88%, 12/16/36	52,000	56,728

Security	Principal	Value
Lowe’s Companies Inc.
5.50%, 10/15/35	$50,000	$52,952
McDonald’s Corp.
6.30%, 03/01/38	25,000	31,370
Target Corp.
7.00%, 01/15/38	100,000	128,722
Wal-Mart Stores Inc.
6.20%, 04/15/38	50,000	60,262
6.50%, 08/15/37	68,000	84,785
7.55%, 02/15/30	25,000	34,020

		537,387

SOFTWARE – 0.60%
Microsoft Corp.
5.20%, 06/01/39	15,000	16,724
5.30%, 02/08/41	25,000	28,501
Oracle Corp.
5.38%, 07/15/40[a]	50,000	54,692
6.50%, 04/15/38	30,000	37,236

		137,153

TELECOMMUNICATIONS – 3.91%
America Movil SAB de CV
6.38%, 03/01/35	50,000	57,230
AT&T Inc.
6.30%, 01/15/38	171,000	190,617
6.55%, 02/15/39	75,000	86,647
British Telecom PLC
9.88%, 12/15/30	36,000	53,319
Cisco Systems Inc.
5.90%, 02/15/39	44,000	49,504
Deutsche Telekom International Finance BV
8.75%, 06/15/30	48,000	64,590
Embarq Corp.
8.00%, 06/01/36	25,000	24,269
France Telecom SA
8.50%, 03/01/31	21,000	27,800
New Cingular Wireless Services Inc.
8.75%, 03/01/31	25,000	35,903
Qwest Corp.
6.88%, 09/15/33	25,000	23,500
Telecom Italia Capital SA
7.72%, 06/04/38	21,000	20,529

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
Telefonica Europe BV
8.25%, 09/15/30	$32,000	$36,089
Verizon Communications Inc.
6.40%, 02/15/38	30,000	35,034
7.75%, 12/01/30	118,000	155,651
Vodafone Group PLC
6.15%, 02/27/37	25,000	29,027

		889,709

TRANSPORTATION – 1.06%
Canadian National Railway Co.
6.38%, 11/15/37	40,000	49,180
CSX Corp.
6.22%, 04/30/40	35,000	40,157
Norfolk Southern Corp.
7.05%, 05/01/37	54,000	70,634
Union Pacific Corp.
6.63%, 02/01/29	30,000	36,123
United Parcel Service Inc.
6.20%, 01/15/38	36,000	45,245

		241,339

TOTAL CORPORATE BONDS & NOTES
(Cost: $8,445,237)		9,043,305

FOREIGN GOVERNMENT BONDS & NOTES[b] – 5.73%

BRAZIL – 1.52%
Brazil (Federative Republic of)
7.13%, 01/20/37	50,000	66,500
8.88%, 04/15/24	78,000	114,465
10.13%, 05/15/27	50,000	80,500
11.00%, 08/17/40	62,000	85,467

		346,932

CANADA – 1.01%
Hydro-Quebec
8.05%, 07/07/24	75,000	111,860
Quebec (Province of)
7.50%, 09/15/29	80,000	117,009

		228,869

ITALY – 0.26%
Italy (Republic of)
5.38%, 06/15/33	64,000	59,706

		59,706

Security	Principal	Value
MEXICO – 0.87%
United Mexican States
6.05%, 01/11/40	$58,000	$66,555
8.30%, 08/15/31	60,000	86,400
11.50%, 05/15/26	24,000	44,247

		197,202

PANAMA – 0.16%
Panama (Republic of)
6.70%, 01/26/36	30,000	37,350

		37,350

PERU – 0.54%
Peru (Republic of)
8.75%, 11/21/33	82,000	122,467

		122,467

RUSSIA – 1.37%
Russian Federation (The)
7.50%, 03/31/30[a]	185,975	222,612
12.75%, 06/24/28[a]	50,000	88,940

		311,552

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $1,200,963)		1,304,078

MUNICIPAL DEBT OBLIGATIONS – 5.29%

CALIFORNIA – 1.45%
Bay Area Toll Authority RB Highway
Revenue Tolls BAB
6.26%, 04/01/40	30,000	34,813
East Bay Municipal Utility District RB Water
Revenue BAB
5.87%, 06/01/40	20,000	22,871
Los Angeles Community College District
GO BAB
6.75%, 08/01/42	20,000	25,107
Los Angeles Unified School District
GO BAB
6.76%, 07/01/34	25,000	29,687
Sacramento Municipal Utility District RB
Electric Power & Light Revenues BAB
6.16%, 05/15/36	20,000	21,451

44	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
San Francisco City & County Public Utilities
Commission RB Water Revenue BAB
6.00%, 11/01/40	$20,000	$22,048
State of California GO BAB
7.50%, 04/01/34	50,000	59,294
7.55%, 04/01/39	95,000	114,044

		329,315

CONNECTICUT – 0.17%
State of Connecticut GO
Series A
5.85%, 03/15/32	35,000	39,441

		39,441

GEORGIA – 0.15%
Municipal Electric Authority of Georgia RB
Electric Power & Light Revenues BAB
6.64%, 04/01/18	25,000	25,367
6.66%, 04/01/18	10,000	10,009

		35,376

ILLINOIS – 0.50%
Chicago Transit Authority RB Sales
Tax Revenue
Series A
6.90%, 12/01/40	25,000	28,720
State of Illinois GO
5.10%, 06/01/33	85,000	74,009
State of Illinois GO BAB
6.63%, 02/01/35	10,000	10,155

		112,884

MASSACHUSETTS – 0.09%
Commonwealth of Massachusetts GOL BAB
Series D
4.50%, 08/01/31	20,000	19,680

		19,680

NEW JERSEY – 0.27%
New Jersey Economic Development
Authority RB Miscellaneous Revenue
Series A
7.43%, 02/15/29 (NPFGC)	25,000	28,950

Security	Principal	Value
New Jersey State Turnpike Authority RB
Miscellaneous Revenue BAB
Series F
7.41%, 01/01/40	$25,000	$32,288

		61,238

NEW YORK – 1.32%
City of New York GO BAB
5.21%, 10/01/31	30,000	31,279
Metropolitan Transportation Authority RB
Transit Revenue BAB
7.34%, 11/15/39	30,000	38,974
Series E
6.81%, 11/15/40	25,000	28,518
New York City Municipal Water Finance
Authority RB Water Revenue BAB
5.72%, 06/15/42	30,000	34,295
5.95%, 06/15/42	50,000	59,387
New York State Dormitory Authority RB
State Personal Income Tax Revenue BAB
5.63%, 03/15/39	100,000	109,032

		301,485

OHIO – 0.27%
American Municipal Power Inc. RB Electric
Power & Light Revenues BAB
7.83%, 02/15/41	25,000	31,367
Ohio State Water Development Authority
RB Miscellaneous Revenue BAB
4.88%, 12/01/34	30,000	30,971

		62,338

PENNSYLVANIA – 0.23%
Pennsylvania Turnpike Commission RB
Highway Revenue Tolls BAB
Series B
5.56%, 12/01/46	50,000	52,383

		52,383

TEXAS – 0.84%
Dallas Area Rapid Transit RB Sales Tax
Revenue BAB
6.00%, 12/01/35	50,000	59,734

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

August 31, 2011

Security	Principal	Value
State of Texas GO BAB
Series A
4.63%, 04/01/33	$100,000	$103,464
Texas State Transportation Commission RB
Highway Revenue Tolls BAB
Series B
5.18%, 04/01/30	25,000	27,245

		190,443

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $1,098,276)		1,204,583

U.S. GOVERNMENT & AGENCY OBLIGATIONS – 47.52%

U.S. GOVERNMENT AGENCY OBLIGATIONS – 4.14%
Federal Home Loan Mortgage Corp.
6.00%, 04/16/37	100,000	103,051
6.25%, 07/15/32	112,000	153,152
6.75%, 03/15/31	28,000	39,916
Federal National Mortgage Association
5.63%, 07/15/37	74,000	93,686
6.63%, 11/15/30	87,000	122,528
7.25%, 05/15/30	182,000	271,006
Tennessee Valley Authority
7.13%, 05/01/30	110,000	159,184

		942,523

U.S. GOVERNMENT OBLIGATIONS – 43.38%
U.S. Treasury Bonds
3.50%, 02/15/39	590,000	582,383
3.75%, 08/15/41	140,000	143,959
3.88%, 08/15/40	790,000	830,969
4.25%, 05/15/39	440,000	494,212
4.25%, 11/15/40	520,000	583,019
4.38%, 02/15/38	105,000	120,694
4.38%, 11/15/39	265,000	303,486
4.38%, 05/15/40	570,000	652,399
4.38%, 05/15/41	450,000	515,754
4.50%, 02/15/36	65,000	76,429
4.50%, 05/15/38	60,000	70,324
4.50%, 08/15/39	100,000	116,849
4.63%, 02/15/40	110,000	131,046
4.75%, 02/15/37	372,000	452,579
4.75%, 02/15/41	880,000	1,070,194
5.00%, 05/15/37	55,000	69,444

Security	Shares or Principal	Value
5.25%, 11/15/28	$144,000	$185,918
5.25%, 02/15/29	138,000	178,211
5.38%, 02/15/31	143,000	188,593
5.50%, 08/15/28	30,000	39,773
6.00%, 02/15/26	43,000	59,099
6.13%, 11/15/27	65,000	91,395
6.13%, 08/15/29	235,000	333,547
6.25%, 08/15/23	385,000	532,035
6.25%, 05/15/30	202,000	291,510
6.38%, 08/15/27	158,000	227,228
6.50%, 11/15/26	100,000	144,501
6.63%, 02/15/27	30,000	43,931
6.75%, 08/15/26	25,000	36,822
6.88%, 08/15/25	119,000	175,651
7.13%, 02/15/23	50,000	73,372
7.25%, 08/15/22	308,000	453,432
7.50%, 11/15/24	30,000	46,122
7.63%, 11/15/22	245,000	371,106
7.63%, 02/15/25	30,000	46,694
8.00%, 11/15/21	95,000	145,284

		9,877,964

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $9,541,906)		10,820,487

SHORT-TERM INVESTMENTS – 1.25%

MONEY MARKET FUNDS – 1.25%
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.00%[c,d]	285,972	285,972

		285,972

TOTAL SHORT-TERM INVESTMENTS
(Cost: $285,972)		285,972

TOTAL INVESTMENTS
IN SECURITIES – 99.51%
(Cost: $20,572,354)		22,658,425

Other Assets, Less Liabilities – 0.49%		111,442

NET ASSETS – 100.00%		$22,769,867

46	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

August 31, 2011

BAB – Build America Bonds

GO – General Obligation

GOL – General Obligation Limited

RB – Revenue Bond

Insured by:

NPFGC – National Public Finance Guarantee Corp.

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Investments are denominated in U.S. dollars.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS AGENCY BOND FUND

August 31, 2011

Security	Principal	Value
CORPORATE BONDS & NOTES – 5.71%

BANKS – 2.50%
Bank of America Corp.
Series L (FDIC Guaranteed)
3.13%, 06/15/12	$1,331,000	$1,360,345
Citibank N.A. (FDIC Guaranteed)
1.75%, 12/28/12	7,778,000	7,920,725

		9,281,070

DIVERSIFIED FINANCIAL SERVICES – 3.21%
Citigroup Funding Inc.
(FDIC Guaranteed)
1.88%, 11/15/12	7,084,000	7,212,828
General Electric Capital Corp.
(FDIC Guaranteed)
2.63%, 12/28/12	2,917,000	3,003,884
Private Export Funding Corp.
(U.S. Government Guaranteed)
4.95%, 11/15/15	1,459,000	1,696,154

		11,912,866

TOTAL CORPORATE BONDS & NOTES
(Cost: $21,078,939)		21,193,936

FOREIGN GOVERNMENT BONDS & NOTES[a] – 0.73%

ISRAEL – 0.73%
Israel (State of)
5.50%, 09/18/23	1,678,000	2,082,591
5.50%, 12/04/23	487,000	603,148

		2,685,739

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $2,467,526)		2,685,739

U.S. GOVERNMENT AGENCY OBLIGATIONS – 92.71%
Federal Farm Credit Banks
5.15%, 11/15/19	3,889,000	4,683,373
Federal Home Loan Banks
0.70%, 09/27/13	1,000,000	1,001,039
0.88%, 12/27/13	5,830,000	5,894,700
2.75%, 12/12/14[b]	5,830,000	6,229,550
3.13%, 12/13/13	2,430,000	2,576,393
3.13%, 03/11/16	4,860,000	5,286,327
3.13%, 12/08/17	385,000	414,727
3.63%, 10/18/13[b]	19,735,000	21,088,928

Security	Principal	Value
4.00%, 09/06/13[b]	$16,915,000	$18,150,876
4.88%, 12/13/13	3,790,000	4,170,033
5.00%, 11/17/17[b]	4,420,000	5,304,551
5.25%, 09/13/13	1,780,000	1,953,981
5.25%, 12/11/20	1,500,000	1,810,638
5.38%, 05/15/19	485,000	591,034
Federal Home Loan Mortgage Corp.
0.00%, 11/29/19[b]	1,264,000	938,947
0.75%, 03/28/13	17,250,000	17,377,778
1.00%, 08/27/14	2,500,000	2,535,995
1.10%, 12/27/12	973,000	981,166
1.13%, 07/11/14	5,050,000	5,075,631
1.13%, 07/18/14	5,000,000	5,012,746
1.15%, 10/07/13	12,639,000	12,648,492
1.35%, 09/23/13	3,000,000	3,001,553
1.38%, 02/25/14	4,375,000	4,477,084
1.63%, 04/15/13[b]	7,025,000	7,179,782
1.75%, 06/15/12	3,705,000	3,749,064
2.00%, 08/25/16	5,500,000	5,704,399
2.50%, 04/23/14	2,961,000	3,120,844
2.50%, 05/27/16	1,945,000	2,065,587
3.75%, 03/27/19[b]	5,555,000	6,239,333
4.38%, 07/17/15[b]	11,278,000	12,817,918
4.50%, 07/15/13[b]	16,833,000	18,142,860
4.75%, 11/17/15	3,889,000	4,500,693
4.88%, 06/13/18[b]	5,414,000	6,460,873
6.25%, 07/15/32	2,365,000	3,233,976
Federal National
Mortgage Association
0.50%, 10/30/12	2,431,000	2,436,661
0.55%, 08/23/13	4,000,000	3,998,060
0.63%, 11/09/12	2,917,000	2,917,176
0.65%, 08/28/14	6,000,000	5,984,887
0.75%, 02/26/13	3,889,000	3,916,337
0.88%, 11/04/13	973,000	973,880
0.88%, 08/28/14	2,500,000	2,526,858
1.00%, 12/27/12	487,000	490,448
1.00%, 09/20/13	4,278,000	4,300,783
1.10%, 08/01/14	3,000,000	3,007,739
1.13%, 07/30/12[b]	11,667,000	11,760,126
1.13%, 09/09/13	2,917,000	2,917,547
1.13%, 09/30/13	1,945,000	1,974,375
1.13%, 10/08/13	973,000	986,629

48	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGENCY BOND FUND

August 31, 2011

Security	Shares or Principal	Value
1.13%, 06/27/14	$3,889,000	$3,962,141
1.25%, 02/27/14	4,667,000	4,761,481
1.30%, 07/16/13	3,306,000	3,329,904
1.63%, 10/26/15	6,806,000	7,000,969
1.75%, 05/07/13[b]	4,906,000	5,027,802
2.15%, 06/28/16	10,000,000	10,050,965
2.38%, 04/11/16	4,862,000	5,138,336
2.63%, 11/20/14[b]	2,888,000	3,075,561
3.00%, 09/16/14[b]	2,917,000	3,134,316
3.63%, 02/12/13	1,945,000	2,037,802
4.38%, 10/15/15[b]	9,237,000	10,528,848
5.00%, 02/13/17	2,917,000	3,458,715
5.25%, 08/01/12	2,917,000	3,042,337
5.38%, 07/15/16[b]	5,357,000	6,417,253
5.63%, 07/15/37	681,000	862,163
6.00%, 04/18/36	1,167,000	1,340,010
6.21%, 08/06/38	487,000	662,588
6.63%, 11/15/30	4,037,000	5,685,585
7.25%, 05/15/30[b]	2,917,000	4,343,542
Tennessee Valley Authority
4.50%, 04/01/18[b]	1,216,000	1,410,140
4.63%, 09/15/60	511,000	556,192
5.25%, 09/15/39[b]	1,750,000	2,076,536
5.88%, 04/01/36	1,750,000	2,220,784
6.75%, 11/01/25	487,000	667,131
8.25%, 04/15/42	487,000	536,284

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $331,132,154)		343,939,762

SHORT-TERM INVESTMENTS – 34.93%

MONEY MARKET FUNDS – 34.93%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.16%[c,d,e]	113,595,910	113,595,910
BlackRock Cash Funds: Prime,
SL Agency Shares
0.17%[c,d,e]	15,306,145	15,306,145

Security	Shares	Value
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.00%[c,d]	666,937	$666,937

		129,568,992

TOTAL SHORT-TERM INVESTMENTS
(Cost: $129,568,992)		129,568,992

TOTAL INVESTMENTS
IN SECURITIES – 134.08%
(Cost: $484,247,611)		497,388,429

Other Assets, Less Liabilities – (34.08)%		(126,412,526)

NET ASSETS – 100.00%		$370,975,903

FDIC – Federal Deposit Insurance Corp.

[a]	Investments are denominated in U.S. dollars.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS MBS BOND FUND

August 31, 2011

Security	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS – 99.26%

MORTGAGE-BACKED SECURITIES – 99.26%
Federal Home Loan Mortgage Corp.
0.51%, 06/15/33[a]	$56,692	$56,681
2.99%, 11/01/40[a]	14,415,317	15,035,129
3.15%, 11/01/40[a]	8,425,686	8,837,243
3.26%, 08/01/41[a]	2,533,357	2,648,743
3.35%, 11/01/40[a]	7,588,712	7,935,384
3.50%, 03/01/26	14,531,387	15,178,109
3.50%, 08/01/26	9,250,000	9,661,673
3.50%, 09/01/26[b]	6,799,000	7,084,770
4.00%, 10/01/25	19,945,338	21,005,633
4.00%, 02/01/26	11,398,180	12,008,439
4.00%, 05/01/26	20,179,665	21,260,085
4.00%, 09/01/26[b]	3,747,000	3,938,448
4.00%, 01/01/41	39,230,537	40,675,382
4.00%, 02/01/41	22,569,230	23,400,446
4.00%, 03/01/41	14,757,412	15,300,921
4.00%, 09/01/41[b]	21,732,000	22,489,224
4.50%, 04/01/22	10,999,331	11,785,744
4.50%, 07/01/24	8,180,813	8,712,485
4.50%, 09/01/24	5,122,728	5,455,656
4.50%, 09/01/26[b]	14,240,000	15,145,575
4.50%, 08/01/30	16,618,040	17,654,961
4.50%, 03/01/39	2,790,090	2,946,702
4.50%, 06/01/39	26,870,521	28,378,806
4.50%, 09/01/39	5,408,021	5,711,582
4.50%, 10/01/39	50,596,362	53,436,414
4.50%, 11/01/39	4,855,163	5,127,691
4.50%, 12/01/39	12,635,582	13,344,838
4.50%, 01/01/40	5,323,777	5,622,609
4.50%, 08/01/40	17,556,640	18,547,403
4.50%, 11/01/40	30,237,756	31,944,144
4.50%, 02/01/41	32,887,193	34,826,463
4.50%, 09/01/41[b]	19,651,000	20,701,100
5.00%, 12/01/24	15,379,374	16,628,796
5.00%, 08/01/25	11,335,211	12,310,334
5.00%, 09/01/26[b]	8,582,000	9,224,309
5.00%, 06/01/33	4,355,681	4,696,582
5.00%, 12/01/33	20,129,415	21,704,856
5.00%, 07/01/35	25,259,119	27,236,279
5.00%, 01/01/36	14,625,978	15,771,943

Security	Principal	Value
5.00%, 03/01/38	$32,971,253	$35,423,570
5.00%, 01/01/40	3,436,583	3,704,217
5.00%, 04/01/40	4,054,272	4,376,148
5.00%, 07/01/40	2,220,134	2,396,395
5.00%, 08/01/40	28,215,163	30,455,220
5.00%, 09/01/40	15,314,628	16,530,486
5.00%, 09/01/41[b]	14,995,000	16,119,625
5.05%, 12/01/33[a]	661,262	706,077
5.10%, 12/01/38[a]	9,482,996	10,138,768
5.50%, 02/01/34	13,774,311	15,111,048
5.50%, 01/01/35	20,741,594	22,754,904
5.50%, 02/01/35	7,169,379	7,865,284
5.50%, 05/01/35	11,919,295	13,076,699
5.50%, 05/01/36	12,020,478	13,133,172
5.50%, 07/01/36	23,847,316	26,054,780
5.50%, 04/01/38	25,928,275	28,300,720
5.50%, 05/01/38	9,330,214	10,183,931
5.50%, 09/01/41[b]	11,966,000	13,052,288
6.00%, 09/01/36	11,471,965	12,713,752
6.00%, 10/01/36	6,169,108	6,858,643
6.00%, 02/01/37	7,189,826	7,968,091
6.00%, 11/01/37	38,114,772	42,219,115
6.00%, 09/01/41[b]	17,520,000	19,397,925
Federal National
Mortgage Association
2.75%, 08/01/41[a]	3,394,672	3,533,100
3.00%, 09/01/26[b]	8,000,000	8,188,750
3.50%, 01/01/26	12,041,952	12,577,026
3.50%, 02/01/26	21,907,941	22,881,403
3.50%, 08/01/26	10,235,639	10,690,452
3.50%, 09/01/26[b]	8,078,000	8,428,888
3.50%, 09/01/40	6,201,909	6,250,129
3.50%, 11/01/40	6,925,370	6,979,215
3.50%, 12/01/40	4,861,361	4,899,158
3.50%, 03/01/41	4,532,279	4,567,540
3.50%, 09/01/41[b]	6,000,000	6,040,312
3.60%, 05/01/40[a]	25,204,675	26,519,068
4.00%, 10/01/25	31,417,052	33,162,793
4.00%, 11/01/25	19,031,551	20,087,086
4.00%, 03/01/26	8,397,206	8,866,881
4.00%, 06/01/26	11,117,107	11,738,913
4.00%, 09/01/26[b]	8,308,000	8,753,257
4.00%, 12/01/30	9,706,970	10,191,333

50	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS MBS BOND FUND

August 31, 2011

Security	Principal	Value
4.00%, 01/01/31	$5,113,645	$5,369,894
4.00%, 02/01/31	4,862,939	5,106,625
4.00%, 12/01/39	18,962,966	19,676,466
4.00%, 07/01/40	23,222,891	24,096,674
4.00%, 09/01/40	23,805,837	24,704,947
4.00%, 12/01/40	61,210,843	63,522,681
4.00%, 01/01/41	22,040,499	22,872,934
4.00%, 09/01/41[b]	15,303,000	15,857,734
4.50%, 09/01/18	8,859,852	9,488,492
4.50%, 04/01/19	4,830,930	5,185,979
4.50%, 11/01/22	11,886,735	12,744,886
4.50%, 06/01/23	2,632,890	2,818,752
4.50%, 03/01/24	2,794,976	3,000,393
4.50%, 10/01/24	11,837,439	12,622,061
4.50%, 09/01/26[b]	23,746,000	25,308,042
4.50%, 03/01/36	18,024,826	19,140,930
4.50%, 09/01/39	42,326,113	44,787,432
4.50%, 12/01/39	9,179,945	9,713,771
4.50%, 08/01/40	61,591,044	65,199,896
4.50%, 09/01/40	30,374,962	32,154,746
4.50%, 01/01/41	34,446,096	36,464,423
4.50%, 04/01/41	52,486,886	55,608,495
4.50%, 09/01/41[b]	34,004,000	35,911,412
4.74%, 04/01/38[a]	6,970,050	7,353,624
5.00%, 08/01/20	12,066,391	13,013,226
5.00%, 12/01/23	10,416,165	11,236,870
5.00%, 09/01/26[b]	11,168,000	12,026,540
5.00%, 11/01/33	29,739,884	32,106,503
5.00%, 04/01/35	14,766,716	15,943,742
5.00%, 02/01/36	21,999,203	23,751,957
5.00%, 06/01/39	37,434,158	40,342,951
5.00%, 07/01/40	13,913,347	15,075,804
5.00%, 03/01/41	19,671,365	21,345,414
5.00%, 04/01/41	35,184,767	38,124,449
5.00%, 05/01/41	24,788,088	26,897,575
5.00%, 09/01/41[b]	17,843,000	19,220,257
5.10%, 12/01/38[a]	11,673,393	12,532,915
5.50%, 01/01/24	15,731,529	17,079,432
5.50%, 09/01/26[b]	10,483,000	11,375,693
5.50%, 02/01/30	8,117,684	8,878,282
5.50%, 05/01/33	12,217,220	13,419,450
5.50%, 11/01/33	22,633,333	24,860,556
5.50%, 09/01/34	16,145,492	17,737,834

Security	Principal	Value
5.50%, 04/01/36	$23,766,566	$26,111,734
5.50%, 05/01/37	27,646,611	30,243,356
5.50%, 08/01/37	32,903,027	36,149,736
5.50%, 03/01/38	36,797,912	40,230,277
5.50%, 06/01/38	12,350,492	13,502,498
5.50%, 09/01/41[b]	18,148,000	19,835,197
6.00%, 01/01/25	13,841,741	15,105,286
6.00%, 03/01/34	13,734,952	15,445,096
6.00%, 06/01/36	11,294,610	12,548,556
6.00%, 09/01/36	29,485,991	32,693,297
6.00%, 08/01/37	28,156,358	31,182,540
6.00%, 05/01/38	18,942,999	20,978,950
6.00%, 09/01/38	10,094,516	11,175,248
6.00%, 09/01/41[b]	17,139,000	18,976,087
6.50%, 08/01/36	703,365	793,187
6.50%, 09/01/36	4,055,535	4,573,437
6.50%, 10/01/36	664,569	749,437
6.50%, 12/01/36	607,143	684,677
6.50%, 07/01/37	990,061	1,116,495
6.50%, 08/01/37	30,103,273	33,949,038
6.50%, 10/01/37	1,997,153	2,252,195
6.50%, 11/01/37	540,504	609,554
6.50%, 12/01/37	15,201,703	17,149,922
6.50%, 06/01/38	571,257	644,154
6.50%, 09/01/41[b]	18,593,000	20,760,247
7.00%, 04/01/37	8,996,056	10,242,441
Government National
Mortgage Association
4.00%, 09/20/40	21,234,725	22,532,446
4.00%, 01/20/41	9,979,544	10,585,607
4.00%, 02/15/41	23,644,830	25,062,476
4.00%, 07/15/41	14,978,993	15,877,072
4.00%, 09/01/41[b]	13,793,000	14,586,097
4.50%, 03/15/39	19,687,627	21,381,506
4.50%, 04/15/39	6,053,077	6,573,870
4.50%, 08/15/39	17,877,629	19,415,781
4.50%, 11/20/39	7,248,069	7,874,468
4.50%, 01/20/40	7,557,443	8,204,727
4.50%, 08/20/40	13,212,665	14,344,310
4.50%, 09/15/40	19,572,674	21,245,641
4.50%, 10/20/40	30,118,396	32,697,991
4.50%, 04/20/41	34,566,620	37,525,648
4.50%, 06/20/41	43,812,460	47,562,966

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS MBS BOND FUND

August 31, 2011

Security	Shares or Principal	Value
4.50%, 09/01/41[b]	$29,165,000	$31,530,099
5.00%, 05/20/33	2,214,447	2,457,909
5.00%, 07/20/35	11,731,204	12,990,505
5.00%, 01/15/39	28,112,562	30,988,034
5.00%, 10/20/39	15,580,954	17,215,969
5.00%, 05/15/40	12,264,571	13,523,317
5.00%, 07/20/40	40,121,132	44,327,948
5.00%, 08/20/40	14,595,552	16,125,937
5.00%, 09/01/41[b]	36,765,000	40,504,690
5.50%, 11/20/34	11,366,114	12,777,866
5.50%, 03/15/36	8,956,523	10,042,653
5.50%, 03/20/36	3,173,005	3,553,059
5.50%, 07/20/36	5,271,372	5,902,763
5.50%, 03/20/39	11,313,189	12,665,317
5.50%, 12/15/39	4,083,426	4,558,805
5.50%, 01/15/40	24,548,861	27,416,090
5.50%, 09/01/41[b]	6,410,000	7,150,155
6.00%, 03/15/37	20,538,400	23,184,661
6.00%, 12/15/38	9,963,555	11,238,278
6.00%, 11/15/39	5,030,605	5,674,214
6.00%, 09/01/41[b]	11,231,000	12,647,159
6.50%, 10/20/38	11,850,012	13,427,808

		3,203,084,967

TOTAL U.S. GOVERNMENT
AGENCY OBLIGATIONS
(Cost: $3,141,911,158)		3,203,084,967

SHORT-TERM INVESTMENTS – 12.41%

MONEY MARKET FUNDS – 12.41%
BlackRock Cash Funds: Prime,
SL Agency Shares
0.17%[c,d]	400,544,473	400,544,473
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.00%[c,d]	100,000	100,000

		400,644,473

TOTAL SHORT-TERM INVESTMENTS
(Cost: $400,644,473)		400,644,473

Value
TOTAL INVESTMENTS
IN SECURITIES – 111.67%
(Cost: $3,542,555,631)	$3,603,729,440

Other Assets, Less Liabilities – (11.67)%	(376,643,361)

NET ASSETS – 100.00%	$3,227,086,079

[a]	Variable rate security. Rate shown is as of report date.
[b]	To-be-announced (TBA). See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

52	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

August 31, 2011

	iShares Barclays Intermediate Government/Credit Bond Fund	iShares Barclays Government/Credit Bond Fund	iShares 10+ Year Government/Credit Bond Fund
ASSETS
Investments, at cost:
Unaffiliated	$571,591,217	$102,665,795	$20,286,382
Affiliated (Note 2)	165,328,004	33,191,133	285,972

Total cost of investments	$736,919,221	$135,856,928	$20,572,354

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$604,878,039	$110,664,610	$22,372,453
Affiliated (Note 2)	165,332,882	33,191,133	285,972

Total fair value of investments	770,210,921	143,855,743	22,658,425
Cash	57,049	9,318	625
Receivables:
Investment securities sold	3,220,096	407,696	–
Interest	5,078,630	1,017,785	259,201
Capital shares sold	11,114,483	–	–

Total Assets	789,681,179	145,290,542	22,918,251

LIABILITIES
Payables:
Investment securities purchased	13,725,357	516,179	144,530
Collateral for securities on loan (Note 5)	163,862,980	32,679,823	–
Capital shares redeemed	931,965	–	–
Investment advisory fees (Note 2)	104,699	18,968	3,854

Total Liabilities	178,625,001	33,214,970	148,384

NET ASSETS	$611,056,178	$112,075,572	$22,769,867

Net assets consist of:
Paid-in capital	$575,918,828	$104,035,214	$20,670,123
Undistributed net investment income	1,284,825	309,435	76,835
Undistributed net realized gain (accumulated net realized loss)	560,825	(267,892)	(63,162)
Net unrealized appreciation	33,291,700	7,998,815	2,086,071

NET ASSETS	$611,056,178	$112,075,572	$22,769,867

Shares outstanding[b]	5,500,000	1,000,000	400,000

Net asset value per share	$111.10	$112.08	$56.92

[a]	Securities on loan with values of $160,537,223, $32,026,661 and $ –, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

August 31, 2011

	iShares Barclays Agency Bond Fund	iShares Barclays MBS Bond Fund
ASSETS
Investments, at cost:
Unaffiliated	$354,678,619	$3,141,911,158
Affiliated (Note 2)	129,568,992	400,644,473

Total cost of investments	$484,247,611	$3,542,555,631

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$367,819,437	$3,203,084,967
Affiliated (Note 2)	129,568,992	400,644,473

Total fair value of investments	497,388,429	3,603,729,440
Receivables:
Investment securities sold	3,073,804	331,282,003
Interest	2,590,978	11,296,205
Capital shares sold	–	54,136,128

Total Assets	503,053,211	4,000,443,776

LIABILITIES
Payables:
Investment securities purchased	3,112,563	772,737,947
Collateral for securities on loan (Note 5)	128,902,055	–
Investment advisory fees (Note 2)	62,690	619,750

Total Liabilities	132,077,308	773,357,697

NET ASSETS	$370,975,903	$3,227,086,079

Net assets consist of:
Paid-in capital	$355,967,153	$3,135,566,856
Undistributed (distributions in excess of) net investment income	515,777	(10,911,844)
Undistributed net realized gain	1,352,155	41,257,258
Net unrealized appreciation	13,140,818	61,173,809

NET ASSETS	$370,975,903	$3,227,086,079

Shares outstanding[b]	3,300,000	29,800,000

Net asset value per share	$112.42	$108.29

[a]	Securities on loan with values of $126,635,995 and $ –, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

54	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended August 31, 2011

	iShares Barclays Intermediate Government/Credit Bond Fund	iShares Barclays Government/Credit Bond Fund	iShares 10+ Year Government/Credit Bond Fund
NET INVESTMENT INCOME
Interest – unaffiliated	$8,321,230	$1,808,790	$510,384
Interest – affiliated (Note 2)	2,644	100	21
Securities lending income – affiliated (Note 2)	112,683	23,362	–

Total investment income	8,436,557	1,832,252	510,405

EXPENSES
Investment advisory fees (Note 2)	577,051	109,673	20,993

Total expenses	577,051	109,673	20,993

Net investment income	7,859,506	1,722,579	489,412

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments – unaffiliated	487,047	159,471	8,048
In-kind redemptions – unaffiliated	1,078,256	–	–

Net realized gain	1,565,303	159,471	8,048

Net change in unrealized appreciation/depreciation	16,111,981	4,346,828	1,923,575

Net realized and unrealized gain	17,677,284	4,506,299	1,931,623

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$25,536,790	$6,228,878	$2,421,035

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended August 31, 2011

	iShares Barclays Agency Bond Fund	iShares Barclays MBS Bond Fund
NET INVESTMENT INCOME
Interest – unaffiliated	$3,610,235	$35,629,855
Interest – affiliated (Note 2)	821	383,929
Securities lending income – affiliated (Note 2)	72,139	–

Total investment income	3,683,195	36,013,784

EXPENSES
Investment advisory fees (Note 2)	376,177	3,412,385

Total expenses	376,177	3,412,385

Net investment income	3,307,018	32,601,399

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments – unaffiliated	346,623	23,175,593
In-kind redemptions – unaffiliated	1,391,952	–

Net realized gain	1,738,575	23,175,593

Net change in unrealized appreciation/depreciation	7,946,302	68,611,942

Net realized and unrealized gain	9,684,877	91,787,535

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,991,895	$124,388,934

See notes to financial statements.

56	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Barclays Intermediate Government/Credit Bond Fund		iShares Barclays Government/Credit Bond Fund
	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$7,859,506	$14,421,092	$1,722,579	$4,666,279
Net realized gain	1,565,303	1,669,672	159,471	2,998,595
Net change in unrealized appreciation/depreciation	16,111,981	3,246,426	4,346,828	(836,209)

Net increase in net assets resulting from operations	25,536,790	19,337,190	6,228,878	6,828,665

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,844,492)	(14,233,696)	(1,712,418)	(4,757,154)

Total distributions to shareholders	(7,844,492)	(14,233,696)	(1,712,418)	(4,757,154)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	98,094,226	97,302,275	–	–
Cost of shares redeemed	(22,204,403)	(21,516,005)	–	(53,403,963)

Net increase (decrease) in net assets from capital share transactions	75,889,823	75,786,270	–	(53,403,963)

INCREASE (DECREASE) IN NET ASSETS	93,582,121	80,889,764	4,516,460	(51,332,452)

NET ASSETS
Beginning of period	517,474,057	436,584,293	107,559,112	158,891,564

End of period	$611,056,178	$517,474,057	$112,075,572	$107,559,112

Undistributed net investment income included in net assets at end of period	$1,284,825	$1,269,811	$309,435	$299,274

SHARES ISSUED AND REDEEMED
Shares sold	900,000	900,000	–	–
Shares redeemed	(200,000)	(200,000)	–	(500,000)

Net increase (decrease) in shares outstanding	700,000	700,000	–	(500,000)

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares 10+ Year Government/Credit Bond Fund		iShares Barclays Agency Bond Fund
	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$489,412	$595,602	$3,307,018	$6,302,547
Net realized gain (loss)	8,048	(68,900)	1,738,575	996,111
Net change in unrealized appreciation/depreciation	1,923,575	207,910	7,946,302	1,048,417

Net increase in net assets resulting from operations	2,421,035	734,612	12,991,895	8,347,075

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(473,951)	(554,464)	(3,406,965)	(6,381,629)

Total distributions to shareholders	(473,951)	(554,464)	(3,406,965)	(6,381,629)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,225,341	10,364,799	44,133,507	229,892,604
Cost of shares redeemed	–	–	(87,867,390)	(98,660,498)

Net increase (decrease) in net assets from capital share transactions	5,225,341	10,364,799	(43,733,883)	131,232,106

INCREASE (DECREASE) IN NET ASSETS	7,172,425	10,544,947	(34,148,953)	133,197,552

NET ASSETS
Beginning of period	15,597,442	5,052,495	405,124,856	271,927,304

End of period	$22,769,867	$15,597,442	$370,975,903	$405,124,856

Undistributed net investment income included in net assets at end of period	$76,835	$61,374	$515,777	$615,724

SHARES ISSUED AND REDEEMED
Shares sold	100,000	200,000	400,000	2,100,000
Shares redeemed	–	–	(800,000)	(900,000)

Net increase (decrease) in shares outstanding	100,000	200,000	(400,000)	1,200,000

See notes to financial statements.

58	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Barclays MBS Bond Fund
	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$32,601,399	$15,742,815
Net realized gain	23,175,593	68,445,498
Net change in unrealized appreciation/depreciation	68,611,942	(10,709,788)

Net increase in net assets resulting from operations	124,388,934	73,478,525

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(47,064,427)	(30,386,396)
From net realized gain	–	(92,526,337)

Total distributions to shareholders	(47,064,427)	(122,912,733)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,057,277,787	659,165,020
Cost of shares redeemed	(245,469,795)	(64,615,718)

Net increase in net assets from capital share transactions	811,807,992	594,549,302

INCREASE IN NET ASSETS	889,132,499	545,115,094

NET ASSETS
Beginning of period	2,337,953,580	1,792,838,486

End of period	$3,227,086,079	$2,337,953,580

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(10,911,844)	$3,551,184

SHARES ISSUED AND REDEEMED
Shares sold	9,900,000	6,100,000
Shares redeemed	(2,300,000)	(600,000)

Net increase in shares outstanding	7,600,000	5,500,000

See notes to financial statements.

FINANCIAL STATEMENTS	59

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays Intermediate Government/Credit Bond Fund
	Six months ended Aug. 31, 2011 (Unaudited)	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Period from Jan. 5, 2007[a] to Feb. 28, 2007
Net asset value, beginning of period	$107.81	$106.48	$102.60	$105.00	$100.81	$100.00

Income from investment operations:
Net investment income[b]	1.49	3.09	3.41	4.39	4.82	0.69
Net realized and unrealized gain (loss)[c]	3.31	1.31	3.91	(2.54)	4.02	0.40

Total from investment operations	4.80	4.40	7.32	1.85	8.84	1.09

Less distributions from:
Net investment income	(1.51)	(3.07)	(3.44)	(4.25)	(4.65)	(0.28)

Total distributions	(1.51)	(3.07)	(3.44)	(4.25)	(4.65)	(0.28)

Net asset value, end of period	$111.10	$107.81	$106.48	$102.60	$105.00	$100.81

Total return	4.49%[d]	4.21%	7.28%	1.80%	9.07%	1.09%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$611,056	$517,474	$436,584	$307,796	$157,500	$20,161
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	2.72%	2.86%	3.26%	4.29%	4.75%	4.65%
Portfolio turnover rate[f]	14%	23%	80%	29%	30%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays Government/Credit Bond Fund
	Six months ended Aug. 31, 2011 (Unaudited)	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Period from Jan. 5, 2007[a] to Feb. 28, 2007
Net asset value, beginning of period	$107.56	$105.93	$101.10	$104.30	$101.17	$100.23

Income from investment operations:
Net investment income[b]	1.72	3.42	3.65	4.55	4.95	0.72
Net realized and unrealized gain (loss)[c]	4.51	1.63	4.84	(3.37)	3.06	0.47

Total from investment operations	6.23	5.05	8.49	1.18	8.01	1.19

Less distributions from:
Net investment income	(1.71)	(3.42)	(3.66)	(4.38)	(4.88)	(0.25)

Total distributions	(1.71)	(3.42)	(3.66)	(4.38)	(4.88)	(0.25)

Net asset value, end of period	$112.08	$107.56	$105.93	$101.10	$104.30	$101.17

Total return	5.87%[d]	4.86%	8.54%	1.17%	8.22%	1.20%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$112,076	$107,559	$158,892	$111,213	$52,152	$20,233
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	3.13%	3.17%	3.52%	4.49%	4.93%	4.84%
Portfolio turnover rate[f]	18%	23%	52%	46%	36%	10%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 10+ Year Government/Credit Bond Fund
	Six months ended Aug. 31, 2011 (Unaudited)	Year ended Feb. 28, 2011	Period from Dec. 8, 2009[a] to Feb. 28, 2010
Net asset value, beginning of period	$51.99	$50.52	$50.78

Income from investment operations:
Net investment income[b]	1.25	2.46	0.54
Net realized and unrealized gain (loss)[c]	4.92	1.41	(0.46)

Total from investment operations	6.17	3.87	0.08

Less distributions from:
Net investment income	(1.24)	(2.40)	(0.34)

Total distributions	(1.24)	(2.40)	(0.34)

Net asset value, end of period	$56.92	$51.99	$50.52

Total return	12.08%[d]	7.78%	0.13%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$22,770	$15,597	$5,052
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	4.65%	4.65%	4.83%
Portfolio turnover rate[f]	9%	37%	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays Agency Bond Fund
	Six months ended Aug. 31, 2011 (Unaudited)	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Period from Nov. 5, 2008[a] to Feb. 28, 2009
Net asset value, beginning of period	$109.49	$108.77	$107.00	$102.21

Income from investment operations:
Net investment income[b]	0.98	2.00	2.14	0.88
Net realized and unrealized gain[c]	2.95	0.78	1.72	4.54

Total from investment operations	3.93	2.78	3.86	5.42

Less distributions from:
Net investment income	(1.00)	(2.06)	(2.01)	(0.63)
Net realized gain	–	–	(0.08)	–

Total distributions	(1.00)	(2.06)	(2.09)	(0.63)

Net asset value, end of period	$112.42	$109.49	$108.77	$107.00

Total return	3.61%[d]	2.61%	3.65%	5.27%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$370,976	$405,125	$271,927	$74,898
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	1.75%	1.82%	1.98%	2.62%
Portfolio turnover rate[f]	31%	45%	46%	18%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays MBS Bond Fund
	Six months ended Aug. 31, 2011 (Unaudited)	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Period from Mar. 13, 2007[a] to Feb. 29, 2008
Net asset value, beginning of period	$105.31	$107.36	$104.65	$102.89	$100.96

Income from investment operations:
Net investment income (loss)[b]	1.28	0.83	(0.11)	1.86	4.28
Net realized and unrealized gain[c]	3.57	3.39	6.63	4.36	1.99

Total from investment operations	4.85	4.22	6.52	6.22	6.27

Less distributions from:
Net investment income	(1.87)	(1.55)	(3.76)	(4.43)	(4.34)
Net realized gain	–	(4.72)	(0.05)	(0.03)	–

Total distributions	(1.87)	(6.27)	(3.81)	(4.46)	(4.34)

Net asset value, end of period	$108.29	$105.31	$107.36	$104.65	$102.89

Total return	4.66%[d]	3.96%	6.35%	6.24%	6.41%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,227,086	$2,337,954	$1,792,838	$1,119,777	$401,259
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income (loss) to average net assets[e]	2.38%	0.77%	(0.11)%	1.82%	4.39%
Portfolio turnover rate[f,g]	258%	1,128%	1,232%	1,341%	1,038%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Portfolio turnover rates include to-be-announced (TBA) transactions. See Note 1.

See notes to financial statements.

64	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” collectively, the “Funds”):

iShares Index Fund	Diversification Classification
Barclays Intermediate Government/Credit	Non-diversified
Barclays Government/Credit	Non-diversified
10+ Year Government/Credit	Non-diversified
Barclays Agency	Non-diversified
Barclays MBS	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Certain Funds may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the

66	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of August 31, 2011. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares Bond Fund	Level 1	Level 2	Level 3	Total

Barclays Intermediate Government/Credit
Corporate Bonds & Notes	$–	$204,625,875	$–	$204,625,875
Foreign Government Bonds & Notes	–	15,230,166	–	15,230,166
Municipal Debt Obligations	–	582,495	–	582,495
U.S. Government & Agency Obligations	–	384,589,500	–	384,589,500
Short-Term Investments	165,182,885	–	–	165,182,885

	$165,182,885	$605,028,036	$–	$770,210,921

Barclays Government/Credit
Corporate Bonds & Notes	$–	$41,013,424	$–	$41,013,424
Foreign Government Bonds & Notes	–	3,383,196	–	3,383,196
Municipal Debt Obligations	–	1,423,483	–	1,423,483
U.S. Government & Agency Obligations	–	64,844,507	–	64,844,507
Short-Term Investments	33,191,133	–	–	33,191,133

	$33,191,133	$110,664,610	$–	$143,855,743

10+ Year Government/Credit
Corporate Bonds & Notes	$–	$9,043,305	$–	$9,043,305
Foreign Government Bonds & Notes	–	1,304,078	–	1,304,078
Municipal Debt Obligations	–	1,204,583	–	1,204,583
U.S. Government & Agency Obligations	–	10,820,487	–	10,820,487
Short-Term Investments	285,972	–	–	285,972

	$285,972	$22,372,453	$–	$22,658,425

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

	Investments in Securities
iShares Bond Fund	Level 1	Level 2	Level 3	Total

Barclays Agency
Corporate Bonds & Notes	$–	$21,193,936	$–	$21,193,936
Foreign Government Bonds & Notes	–	2,685,739		2,685,739
U.S. Government Agency Obligations	–	343,939,762	–	343,939,762
Short-Term Investments	129,568,992	–	–	129,568,992

	$129,568,992	$367,819,437	$–	$497,388,429

Barclays MBS
U.S. Government Agency Obligations	$–	$3,203,084,967	$–	$3,203,084,967
Short-Term Investments	400,644,473	–	–	400,644,473

	$400,644,473	$3,203,084,967	$–	$3,603,729,440

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

The Funds had tax basis net capital loss carryforwards as of February 28, 2011, the tax year-end of the Funds, as follows:

iShares Bond Fund	Expiring 2017	Expiring 2018	Expiring 2019	Total
Barclays Intermediate Government/Credit	$724,270	$18,519	$–	$742,789
Barclays Government/Credit	48,930	295,155	–	344,085
Barclays Agency	–	–	821	821

68	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by funds for taxable years beginning after December 22, 2010 will not be subject to expiration. In addition, such losses must be utilized prior to the losses incurred in the tax years preceding enactment.

As of August 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Barclays Intermediate Government/Credit	$737,047,342	$33,525,126	$(361,547)	$33,163,579
Barclays Government/Credit	135,895,847	8,022,579	(62,683)	7,959,896
10+ Year Government/Credit	20,580,794	2,112,648	(35,017)	2,077,631
Barclays Agency	484,408,566	13,026,504	(46,641)	12,979,863
Barclays MBS	3,543,109,832	60,973,892	(354,284)	60,619,608

Management has reviewed the tax positions as of August 31, 2011, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

WHEN-ISSUED/TBA TRANSACTIONS

The iShares Barclays MBS Bond Fund may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Bond Fund	Investment Advisory Fee
Barclays Intermediate Government/Credit	0.20%
Barclays Government/Credit	0.20
10+ Year Government/Credit	0.20
Barclays Agency	0.20
Barclays MBS	0.25

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the combined income earned from the investment of cash collateral received for the loan of securities and any fees paid by borrowers. For the six months ended August 31, 2011, BTC earned securities lending agent fees from the Funds as follows:

iShares Bond Fund	Securities Lending Agent Fees
Barclays Intermediate Government/Credit	$60,675
Barclays Government/Credit	12,580
Barclays Agency	38,844

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

70	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the six months ended August 31, 2011, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Bond Fund and Name of Affiliated Issuer	Principal Amount Held Beginning of Period	Gross Additions	Gross Reductions	Principal Amount Held End of Period	Value at End of Period	Interest Income

Barclays Intermediate Government/Credit PNC Funding Corp. 5.25%, 11/15/15	$135,000	$–	$–	$135,000	$149,997	$2,423

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended August 31, 2011 were as follows:

	U.S. Government Obligations		Other Securities
iShares Bond Fund	Purchases	Sales	Purchases	Sales
Barclays Intermediate Government/Credit	$67,327,732	$70,905,392	$29,068,283	$6,166,867
Barclays Government/Credit	16,428,301	18,894,925	3,077,108	486,807
10+ Year Government/Credit	1,818,206	1,698,008	479,305	74,925
Barclays Agency	101,386,531	90,760,848	20,401,800	23,857,124
Barclays MBS	7,786,261,576	6,969,947,617	–	–

In-kind transactions (see Note 4) for the six months ended August 31, 2011 were as follows:

iShares Bond Fund	In-kind Purchases	In-kind Sales
Barclays Intermediate Government/Credit	$79,062,615	$20,902,253
10+ Year Government/Credit	4,686,036	–
Barclays Agency	21,762,834	70,706,197

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and an amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates; such reinvestments are subject to investment risk.

As of August 31, 2011, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of August 31, 2011 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, plus any fees paid by borrowers and less the fees paid to BTC as securities lending agent which are subject to adjustments pursuant to the securities lending agreement.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

72	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BFA provided such information as the Board, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. An ad-hoc sub-committee of the Independent Trustees (the “Ad-Hoc Sub-Committee”), with independent counsel, met with management on April 19, 2011, and April 26, 2011, to discuss the types of information the Board required and the manner in which management would organize and present such information. At a meeting held on May 16, 2011, management presented information to the Board relating to the continuance of the Advisory Contract and the Board reviewed and discussed such information at length. The Board also requested from management certain additional information. At a meeting held on June 22-23, 2011, the Board reviewed additional information provided by management in response to the Board’s requests. The Board approved the selection of BFA and the continuance of the Advisory Contract for the Funds, based on its review of qualitative and quantitative information provided by BFA, including its review of supplemental information management provided at the request of the Board. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In selecting BFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Nature, Extent and Quality of Services Provided by BFA – Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, supporting the Funds and their shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Funds and their shareholders were added in 2010, for example, in such areas as investor education, product management, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Expenses and Performance of the Funds – The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size or other differentiating factors, but were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	73

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fees and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2010, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates – The Board reviewed information about the profitability to BFA of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares Funds and how such profitability methodology differed from the methodology used to calculate profitability prior to the acquisition of BFA by BlackRock, noting that such matters were focused on by the Ad-Hoc Sub-Committee during its meetings and addressed by management. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale – In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory rates as the assets of the Funds increase. However, the Board further noted management’s assertion that future economies of scale for each Fund, with the exception of iShares Barclays MBS Bond Fund, had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving Fund shareholders, from inception, the benefits of lower fees. The Board noted that should material economies of scale exist in the future, a breakpoint structure for iShares Barclays MBS Bond Fund may be appropriate. The Board also reviewed BFA’s historic profitability as investment adviser to the iShares fund complex and noted that BFA and BlackRock had continued to make significant investments in the iShares fund complex and the infrastructure supporting the iShares funds. Based on this review, as well as the discussions described above in connection with the Lipper Group and performance benchmark comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

74	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates – The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do manage Other Accounts with substantially similar investment objectives and strategies as any of the Funds, except for iShares Barclays Agency Bond Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different services provided as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchanged traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates – The Board reviewed any ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as any payment of revenue to BTC, the Funds’ securities lending agent, for loaning any portfolio securities, and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Funds and their shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	75

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Bond Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Barclays Intermediate Government/Credit	$1.49347	$–	$0.01654	$1.51001	99%	–%	1%	100%
10+ Year Government/Credit	1.22009	–	0.01714	1.23723	99	–	1	100
Barclays Agency	0.99625	–	–	0.99625	100	–	–	100
Barclays MBS	1.74714	–	0.12774	1.87488	93	–	7	100

76	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	77

Notes:

78	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (“SEI”). BlackRock Fund Advisors (“BFA”) serves as the investment advisor to the Funds. BFA is a subsidiary of BlackRock Institutional Trust Company, N.A., neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by BofA Merrill Lynch, nor are they sponsored, endorsed or issued by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the iShares Funds. BofA Merrill Lynch® is a servicemark of Merrill Lynch, Pierce, Fenner & Smith Incorporated and/or its affiliates, and is licensed for use for certain purposes by BlackRock Institutional Trust Company, N.A.

Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2011 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

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iS-SAR-22-0811

August 31, 2011

2011 Semi-Annual Report

iShares Trust

iShares S&P California AMT-Free Municipal Bond Fund  |  CMF  |  NYSE Arca

iShares S&P National AMT-Free Municipal Bond Fund  |  MUB  |  NYSE Arca

iShares S&P Short Term National AMT-Free Municipal Bond Fund  |  SUB  |  NYSE Arca

iShares S&P New York AMT-Free Municipal Bond Fund  |  NYF  |  NYSE Arca

Fund Performance Overviews

iSHARES® S&P MUNICIPAL BOND FUNDS

Performance as of August 31, 2011

	Average Annual Total Returns						Cumulative Total Returns

	Year Ended 8/31/11			Inception to 8/31/11			Inception to 8/31/11

iSHARES MUNICIPAL BOND FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P California AMT-Free	1.87%	1.72%	2.69%	4.98%	4.96%	5.01%	20.95%	20.84%	21.05%
S&P National AMT-Free	1.97%	3.43%	2.49%	4.93%	5.29%	5.03%	21.16%	22.80%	21.59%
S&P Short Term National AMT-Free	1.57%	1.24%	1.93%	3.50%	3.36%	3.84%	10.19%	9.79%	11.22%
S&P New York AMT-Free	2.53%	1.59%	2.65%	4.90%	4.86%	5.23%	20.59%	20.42%	22.03%

Total returns for the periods since inception are calculated from the inception date of each Fund (10/4/07, 9/7/07, 11/5/08 and 10/4/07, respectively). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (10/5/07, 9/10/07, 11/7/08 and 10/5/07, respectively), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

Fund Performance Overviews	5

Fund Performance Overviews (Continued)

iSHARES® S&P MUNICIPAL BOND FUNDS

The iShares S&P California AMT-Free Municipal Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P California AMT-Free Municipal Bond IndexTM (the “Index”). The Index measures the performance of the investment grade segment of the California municipal bond market. The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2011, the total return for the Fund was 7.09%, net of fees, while the total return for the Index was 7.22%.

BOND CREDIT QUALITY As of 8/31/11
S&P Credit Rating	Percentage of Total Investments*
AAA	4.07%

AA+	17.94

AA	11.50

AA-	22.29

A+	12.22

A	1.31

A-	26.09

BBB+	3.42

BBB	0.02

BBB-	0.98

Not Rated	0.16

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS As of 8/31/11
Security	Percentage of Net Assets
California Statewide Communities Development Authority RB Miscellaneous Revenue, 5.00%, 06/15/13	2.16%

Los Angeles Department of Airports RB Port Airport & Marina Revenue, (PR 05/15/20), 5.00%, 05/15/40	1.51

State of California GO, (PR 02/01/14), 5.00%, 02/01/33	1.44

University of California RB College & University Revenue, Series J (AGM) (PR 05/15/15), 4.50%, 05/15/35	1.37

California State Department of Water Resources RB Electric Power & Light Revenues, Series A (AMBAC) (PR 05/01/12), 5.50%, 05/01/14	1.35

State of California GO, (PR 06/01/17), 5.00%, 06/01/32	1.22

Bay Area Toll Authority RB Highway Revenue Tolls, (PR 04/01/18), 5.50%, 04/01/43	1.21

State of California GO, (PR 11/01/19), 5.50%, 11/01/39	1.18

Los Angeles Community College District GO, Series A (NPFGC-FGIC) (PR 08/01/17), 5.00%, 08/01/32	1.18

State of California GO, Series A (PR 07/01/16), 5.00%, 07/01/22	1.18

TOTAL	13.80%

6	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews (Continued)

iSHARES® S&P MUNICIPAL BOND FUNDS

The iShares S&P National AMT-Free Municipal Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P National AMT-Free Municipal Bond IndexTM (the “Index”). The Index measures the performance of the investment grade segment of the U.S. municipal bond market. The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2011, the total return for the Fund was 6.59%, net of fees, while the total return for the Index was 6.76%.

BOND CREDIT QUALITY As of 8/31/11
S&P Credit Rating	Percentage of Total Investments*
AAA	16.38%

AA+	20.54

AA	15.72

AA-	12.55

A+	11.28

A	4.55

A-	11.92

BBB+	2.53

BBB	2.23

BBB-	0.71

Not Rated	1.59

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS As of 8/31/11
Security	Percentage of Net Assets
State of California GO, (PR 04/01/19), 6.00%, 04/01/38	0.82%

California State Department of Water Resources RB Electric Power & Light Revenues, Series A (PR 05/01/12), 5.75%, 05/01/17	0.61

North Texas Tollway Authority RB Miscellaneous Revenue, Series A (NPFGC) (PR 01/01/18), 5.13%, 01/01/28	0.47

Puerto Rico Sales Tax Financing Corp. RB Sales Tax Revenue, Series A (PR 08/01/19), 6.00%, 08/01/19	0.47

State of California GO, (PR 10/01/19), 5.00%, 10/01/29	0.43

Greenville County School District RB Lease Appropriation, (PR 12/01/12), 5.50%, 12/01/28	0.41

Illinois State Toll Highway Authority RB Highway Revenue Tolls, Series A-2 (AGM) (PR 07/01/16), 5.00%, 01/01/31	0.40

Salt River Project Agricultural Improvement & Power District RB Electric Power & Light Revenues, Series A (PR 01/01/18), 5.00%, 01/01/38	0.40

Illinois State Toll Highway Authority RB Highway Revenue Tolls, Series A-1 (AGM) (PR 07/01/16), 5.00%, 01/01/26	0.38

State of California GO, (PR 11/01/19), 6.00%, 11/01/39	0.38

TOTAL	4.77%

Fund Performance OverviewS	7

Fund Performance Overviews (Continued)

iSHARES® S&P MUNICIPAL BOND FUNDS

The iShares S&P Short Term National AMT-Free Municipal Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Short Term National AMT-Free Municipal Bond IndexTM (the “Index”). The Index measures the performance of the short-term investment grade segment of the U.S. municipal bond market. The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2011, the total return for the Fund was 2.29%, net of fees, while the total return for the Index was 2.42%.

BOND CREDIT QUALITY As of 8/31/11
S&P Credit Rating	Percentage of Total Investments*
AAA	15.60%

AA+	24.34

AA	20.56

AA-	16.91

A+	7.53

A	3.79

A-	7.66

BBB+	1.22

BBB	1.59

BBB-	0.20

Not Rated	0.60

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS As of 8/31/11
Security	Percentage of Net Assets
California Statewide Communities Development Authority RB Miscellaneous Revenue, 5.00%, 06/15/13	1.53%

California State Department of Water Resources RB Electric Power & Light Revenues, Series A (AMBAC) (PR 05/01/12), 5.50%, 05/01/16	1.31

Richmond County Board of Education GO, (SAW), 5.00%, 10/01/11	1.05

State of Connecticut GO, Series A 5.00%, 01/01/14	0.93

California State Department of Water Resources RB Electric Power & Light Revenues, Series L, 5.00%, 05/01/15	0.70

Los Angeles Unified School District GO, Series A (AGM) (PR 07/01/13), 5.00%, 07/01/23	0.68

Metropolitan Transportation Authority RB Transit Revenue, Series A (AMBAC) 5.50%, 11/15/14	0.68

New Jersey Economic Development Authority RB Miscellaneous Revenue, Series F (FGIC) (PR 06/15/13), 5.00%, 06/15/24	0.67

Commonwealth of Massachusetts GOL, Series C, 5.00%, 09/01/12	0.67

Henry County School District GO, Series A (SAW), 5.00%, 04/01/12	0.64

TOTAL	8.86%

8	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews (Continued)

iSHARES® S&P MUNICIPAL BOND FUNDS

The iShares S&P New York AMT-Free Municipal Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P New York AMT-Free Municipal Bond IndexTM (the “Index”). The Index measures the performance of the investment grade segment of the New York municipal bond market. The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2011, the total return for the Fund was 6.55%, net of fees, while the total return for the Index was 6.84%.

BOND CREDIT QUALITY As of 8/31/11
S&P Credit Rating	Percentage of Total Investments*
AAA	27.53%

AA+	16.52

AA	18.06

AA-	18.76

A+	2.30

A	9.69

A-	2.83

BBB	0.30

BBB-	2.23

Not Rated	1.78

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS As of 8/31/11
Security	Percentage of Net Assets
Hudson Yards Infrastructure Corp. RB Miscellaneous Revenue, Series A (PR 02/15/17), 5.00%, 02/15/17	2.17%

City of New York GO, Series J (PR 06/01/13), 5.25%, 06/01/28	2.00

New York City Municipal Water Finance Authority RB Water Revenue, Series GG-1 (PR 06/15/19), 5.00%, 06/15/39	1.95

Metropolitan Transportation Authority RB Transit Revenue, Series B (AMBAC) (PR 11/15/15), 5.00%, 11/15/30	1.81

Long Island Power Authority RB Electric Power & Light Revenues, Series A (PR 09/01/11), 5.38%, 09/01/25	1.66

Metropolitan Transportation Authority RB Transit Revenue, 5.00%, 11/15/27	1.56

City of New York GO, Series A-1 5.00%, 08/01/17	1.45

New York City Transitional Finance Authority RB Sales Tax Revenue, Series A-1 (PR 08/01/16), 5.00%, 08/01/20	1.27

New York State Dormitory Authority RB College & University Revenue, (PR 07/01/18), 5.00%, 07/01/22	1.23

New York State Thruway Authority RB Highway Revenue Tolls, Series B (AGM) 5.00%, 04/01/15	1.21

TOTAL	16.31%

Fund Performance Overviews	9

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2011 to August 31, 2011.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Municipal Bond Fund	Beginning Account Value (3/1/11)	Ending Account Value (8/31/11)	Annualized Expense Ratio	Expenses Paid During Period[a] (3/1/11 to 8/31/11)
S&P California AMT-Free
Actual	$1,000.00	$1,070.90	0.25%	$1.30
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.25	1.28
S&P National AMT-Free
Actual	1,000.00	1,065.90	0.25	1.30
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.25	1.28
S&P Short Term National AMT-Free
Actual	1,000.00	1,022.90	0.25	1.27
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.25	1.28
S&P New York AMT-Free
Actual	1,000.00	1,065.50	0.25	1.30
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.25	1.28

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

10	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

August 31, 2011

Security	Principal	Value
MUNICIPAL BONDS & NOTES – 98.47%

CALIFORNIA – 98.47%
Alameda Corridor Transportation Authority RB Transit Revenue
Series A
0.00%, 10/01/14 (AMBAC)	$250,000	$223,855
0.00%, 10/01/17 (AMBAC)	70,000	53,082
4.75%, 10/01/25 (NPFGC)	500,000	500,050
Alameda County Joint Powers Authority RB Lease Abatement
5.00%, 12/01/34 (AGM)	250,000	257,828
Anaheim Public Financing Authority RB Electric Power & Light Revenues
4.50%, 10/01/37 (NPFGC)	625,000	595,644
Bay Area Governments Association RB Transit Revenue
5.00%, 08/01/17 (NPFGC-FGIC)	1,105,000	1,166,692
Bay Area Toll Authority RB Highway Revenue Tolls
5.00%, 04/01/28	375,000	400,575
5.00%, 04/01/39	650,000	670,930
5.50%, 04/01/43 (PR 04/01/18)	2,100,000	2,235,639
Series F
5.00%, 04/01/24	635,000	705,930
5.00%, 04/01/31	2,050,000	2,126,600
California Infrastructure & Economic Development Bank RB Highway Revenue Tolls
5.00%, 07/01/23 (AGM)	500,000	624,435
5.00%, 07/01/33 (PR 01/01/28) (AMBAC)	1,075,000	1,347,792
5.00%, 07/01/36 (PR 01/01/28) (AMBAC)	500,000	626,880
5.25%, 07/01/19 (PR 07/01/13) (AGM)	300,000	326,838
California State Department of Water Resources RB Electric Power & Light Revenues Series A
5.13%, 05/01/19 (PR 05/01/12)	1,000,000	1,042,710
5.38%, 05/01/17 (PR 05/01/12) (XLCA)	1,000,000	1,044,370

Security	Principal	Value
5.38%, 05/01/18 (PR 05/01/12) (AMBAC)	$1,875,000	$1,958,194
5.38%, 05/01/22 (PR 05/01/12)	320,000	334,198
5.50%, 05/01/12	1,245,000	1,288,587
5.50%, 05/01/14 (PR 05/01/12) (AMBAC)	2,385,000	2,492,826
5.50%, 05/01/15 (PR 05/01/12) (AMBAC)	1,000,000	1,045,210
6.00%, 05/01/13 (PR 05/01/12)	550,000	576,697
Series H
5.00%, 05/01/22 (AGM)	1,150,000	1,298,890
Series K
5.00%, 05/01/18	1,250,000	1,487,825
Series L
4.00%, 05/01/15	125,000	139,858
5.00%, 05/01/17	1,000,000	1,191,060
5.00%, 05/01/19	1,550,000	1,849,785
5.00%, 05/01/22	1,250,000	1,454,737
Series M
4.00%, 05/01/16	1,000,000	1,127,860
4.00%, 05/01/19	750,000	841,372
5.00%, 05/01/13	500,000	538,280
California State Department of Water Resources RB Water Revenue
Series AE
5.00%, 12/01/25	500,000	557,180
5.00%, 12/01/26	500,000	552,305
Series AG
5.00%, 12/01/26	250,000	282,005
California State Public Works Board RB Lease Abatement
5.00%, 01/01/19 (AMBAC)	500,000	536,755
5.00%, 12/01/19 (AMBAC)	270,000	286,524
5.00%, 01/01/21	850,000	890,706
5.00%, 12/01/27 (AMBAC)	1,430,000	1,433,146
5.25%, 06/01/30	250,000	251,668
Series E
5.00%, 04/01/34	350,000	357,291
Series G-1
5.00%, 10/01/21	100,000	108,187
5.25%, 10/01/23	105,000	112,338

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

August 31, 2011

Security	Principal	Value
California State Public Works Board RB
Lease Revenue
5.13%, 06/01/29	$250,000	$250,393
Series C
5.25%, 06/01/28	300,000	302,250
California State University RB College &
University Revenue
Series A
5.00%, 11/01/22 (AMBAC)	480,000	510,758
5.00%, 11/01/30 (AMBAC)	535,000	550,841
5.00%, 11/01/33 (AGM)	985,000	1,006,207
5.25%, 11/01/34	250,000	258,913
Series C
5.00%, 11/01/38 (NPFGC)	400,000	401,792
California Statewide Communities Development Authority RB
Miscellaneous Revenue
5.00%, 06/15/13	3,700,000	3,978,388
Chabot-Las Positas Community College
District GO
5.00%, 08/01/29 (AMBAC)	130,000	134,397
5.00%, 08/01/31 (AMBAC)	700,000	717,115
Chino Basin Regional Financing Authority RB Water Revenue
Series A
5.00%, 11/01/33 (AMBAC)	280,000	283,536
5.00%, 11/01/38 (AMBAC)	250,000	250,140
City & County of San Francisco COP
Lease Abatement
Series A
5.00%, 04/01/29	400,000	411,680
City & County of San Francisco GO
Series 2008
2.85%, 06/15/12	500,000	509,790
City of Los Angeles GO
Series B
5.00%, 09/01/19	500,000	601,780
City of Los Angeles RB Sewer Revenue
Series A
4.75%, 06/01/35 (NPFGC)	875,000	883,015
5.00%, 06/01/16	200,000	236,182
5.00%, 06/01/39	500,000	518,820

Security	Principal	Value
City of San Jose RB Port Airport &
Marina Revenue
Series B
5.00%, 03/01/37 (AMBAC)	$240,000	$230,966
Series D
5.00%, 03/01/28 (NPFGC)	550,000	552,052
City of Vernon RB Electric Power &
Light Revenues
Series A
5.13%, 08/01/21	500,000	498,630
City of Vista COP Lease Abatement
5.00%, 05/01/37 (NPFGC)	285,000	276,954
County of Sacramento RB Port Airport &
Marina Revenue
5.00%, 07/01/40	250,000	248,470
Series C
6.00%, 07/01/41 (PR 07/01/18)	500,000	531,275
Cucamonga Valley Water District RB
Water Revenue
Series A
5.38%, 09/01/35 (AGM)	250,000	268,085
Desert Community College District GO
Series C
5.00%, 08/01/37 (AGM)	500,000	508,940
East Bay Municipal Utility District RB
Water Revenue
Series A
5.00%, 06/01/35 (NPFGC)	850,000	901,297
5.00%, 06/01/37 (NPFGC-FGIC)	1,025,000	1,071,771
Eastern Municipal Water District COP
Water Revenue
Series H
5.00%, 07/01/24	190,000	206,038
5.00%, 07/01/33	330,000	338,811
5.00%, 07/01/35	580,000	591,733
Foothill-De Anza Community College District GO
Series A
4.50%, 08/01/31 (AMBAC)	600,000	604,632
Foothill-Eastern Transportation Corridor
Agency RB Highway
Revenue Tolls
0.00%, 01/15/30 (NPFGC)	125,000	36,590
5.75%, 01/15/40	2,000,000	1,776,080

12	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

August 31, 2011

Security	Principal	Value
Series A
0.00%, 01/01/23	$225,000	$157,536
0.00%, 01/01/25 (AMBAC)	800,000	504,360
0.00%, 01/01/26	400,000	241,896
Grossmont Union High School District GO
5.00%, 08/01/33	430,000	441,614
Imperial Irrigation District RB Electric Power & Light Revenues
5.00%, 11/01/33	685,000	703,207
Los Angeles Community College District GO
Series A
5.00%, 08/01/27 (NPFGC-FGIC)	375,000	398,426
5.00%, 08/01/32 (NPFGC-FGIC)	2,100,000	2,180,451
Los Angeles Convention & Exhibit Center Authority RB Lease Abatement
Series A
5.00%, 08/15/20	120,000	129,962
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/35 (AMBAC)	600,000	616,800
Los Angeles County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 10/01/34 (NPFGC-FGIC)	500,000	501,260
Series A
5.00%, 10/01/20	450,000	551,975
Los Angeles Department of Airports RB Port Airport & Marina Revenue
5.00%, 05/15/27	735,000	793,594
5.00%, 05/15/40	2,700,000	2,774,628
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
5.00%, 07/01/12 (NPFGC)	355,000	369,058
5.00%, 07/01/14	400,000	450,212
5.00%, 07/01/22	500,000	591,135
Series A-1
5.00%, 07/01/17 (AMBAC)	200,000	239,448

Security	Principal	Value
5.00%, 07/01/37 (AMBAC)	$1,650,000	$1,699,500
5.00%, 07/01/39 (AMBAC)	650,000	668,824
5.25%, 07/01/38	1,200,000	1,267,536
Los Angeles Department of Water & Power RB Water Revenue
Series A-2
5.00%, 07/01/35 (AMBAC)	850,000	872,312
Los Angeles Municipal Improvement Corp. RB Lease Abatement
Series A
5.00%, 09/01/23	30,000	31,797
5.00%, 09/01/25	500,000	520,350
Los Angeles Unified School District GO
Series A
5.25%, 07/01/20 (PR 07/01/13) (AGM)	1,900,000	2,069,974
5.50%, 07/01/15 (PR 07/01/13) (NPFGC)	750,000	820,522
Series A-1
4.50%, 07/01/22 (AGM)	500,000	531,580
4.50%, 07/01/25 (NPFGC)	610,000	618,558
4.50%, 01/01/28 (NPFGC)	1,675,000	1,636,994
5.00%, 07/01/20 (FGIC)	1,225,000	1,363,523
5.00%, 07/01/21 (FGIC)	900,000	989,820
Series B
4.75%, 07/01/19 (AGM)	1,250,000	1,388,087
5.00%, 07/01/23 (FGIC)	500,000	541,830
Series C
5.00%, 07/01/32 (AGM)	100,000	103,311
Series E
4.75%, 07/01/32 (AGM)	500,000	502,245
Series F
5.00%, 01/01/34	80,000	82,080
Series H
5.00%, 07/01/32 (AGM)	1,000,000	1,033,110
Mendocino-Lake Community College District GO
Series B
0.00%, 08/01/51 (AGM)	250,000	14,033
Metropolitan Water District of Southern California RB Water Revenue
5.75%, 08/10/18	500,000	595,045

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

August 31, 2011

Security	Principal	Value
Series A
5.00%, 07/01/35 (AGM)	$700,000	$720,097
Series B
5.00%, 07/01/21	540,000	631,136
Mount Diablo Unified School District GO
Series A
0.00%, 08/01/35 (AGM)	500,000	250,910
Newport Mesa Unified School District GO
0.00%, 08/01/38	500,000	95,650
Orange County Sanitation District COP Sewer Revenue
Series A
5.00%, 02/01/39	500,000	522,975
Orange County Water District COP Lease Non-Terminable
5.00%, 08/15/39	885,000	927,276
Peralta Community College District GO
Series C
5.00%, 08/01/39	145,000	144,994
Placentia-Yorba Linda Unified School District GO
Series D
0.00%, 08/01/40	500,000	74,360
Pomona Public Financing Authority RB Water Revenue
Series AY
5.00%, 05/01/47 (PR 05/01/17) (AMBAC)	125,000	124,929
Poway Unified School District GO
0.00%, 08/01/38	755,000	136,731
0.00%, 08/01/46	250,000	25,985
Riverside County Palm Desert Financing Authority RB Lease Abatement
Series A
6.00%, 05/01/22	105,000	113,476
Sacramento Area Flood Control Agency Special Assessment
5.63%, 10/01/37 (BHAC)	750,000	818,708
Sacramento City Financing Authority RB Lease Abatement
5.25%, 12/01/30 (AMBAC)	550,000	562,034

Security	Principal	Value
Sacramento County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 12/01/35 (PR 12/01/14) (AMBAC)	$600,000	$689,028
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series R
5.00%, 08/15/33 (NPFGC)	1,000,000	1,005,890
Series U
5.00%, 08/15/16 (AGM)	200,000	235,382
5.00%, 08/15/22 (AGM)	665,000	743,503
San Bernardino Community College District GO
Series A
6.25%, 08/01/33	750,000	849,120
Series C
5.00%, 08/01/31 (AGM)	45,000	46,100
San Diego Community College District GO
5.00%, 08/01/30 (AGM)	550,000	579,893
San Diego County Water Authority COP Water Revenue
Series 2008
5.00%, 05/01/33 (AGM)	800,000	829,296
5.00%, 05/01/38 (AGM)	490,000	503,093
San Diego Public Facilities Financing Authority RB Sewer Revenue
Series A
5.25%, 05/15/39	500,000	523,160
Series B
5.00%, 05/15/14	1,200,000	1,344,924
5.00%, 05/15/22	450,000	511,389
San Diego Public Facilities Financing Authority RB Water Revenue
Series B
5.50%, 08/01/39	1,000,000	1,071,440
San Diego Regional Building Authority RB Lease Abatement
5.38%, 02/01/36	400,000	423,400
San Diego Unified School District GO
0.00%, 07/01/38	500,000	91,030
0.00%, 07/01/45	1,000,000	116,360

14	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

August 31, 2011

Security	Principal	Value
Series C
0.00%, 07/01/46	$500,000	$54,230
Series F-1
4.50%, 07/01/29 (AGM)	1,125,000	1,134,157
5.25%, 07/01/28 (AGM)	450,000	504,846
San Francisco City & County Airports Commission RB Port Airport & Marina Revenue
Issue 32F, Second Series
5.25%, 05/01/19 (NPFGC-FGIC)	400,000	474,272
Series A
4.90%, 05/01/29	875,000	900,095
Series F
5.00%, 05/01/35	800,000	816,872
San Francisco City & County Public Utilities Commission RB Water Revenue
Series A
4.50%, 11/01/31 (AGM)	875,000	871,500
5.00%, 11/01/30	500,000	535,790
Series B
5.00%, 11/01/39	1,000,000	1,038,640
San Joaquin Hills Transportation Corridor Agency RB Highway Revenue Tolls
0.00%, 01/01/20	170,000	139,351
0.00%, 01/01/23	250,000	175,040
0.00%, 01/01/26	280,000	168,375
San Jose Financing Authority RB Lease Abatement
Series B
5.00%, 06/01/32 (AMBAC)	500,000	501,095
San Jose Redevelopment Agency TA Tax Increment/ Allocation Revenue
Series C
5.00%, 08/01/25 (NPFGC)	585,000	518,152
Series D
5.00%, 08/01/20 (AMBAC)	220,000	212,318
5.00%, 08/01/21 (AMBAC)	455,000	430,116
San Mateo County Community College District GO
Series B
5.00%, 09/01/31	400,000	420,000
5.00%, 09/01/38	550,000	563,178

Security	Principal	Value
San Mateo County Transportation Authority RB Sales Tax Revenue
Series A
4.75%, 06/01/34 (NPFGC)	$495,000	$498,005
San Mateo Joint Powers Financing Authority RB Lease Abatement
Series A
5.00%, 07/15/36	750,000	753,420
San Mateo Union High School District GO
0.00%, 09/01/33	500,000	182,710
0.00%, 09/01/41	500,000	181,775
Series A
0.00%, 09/01/41	1,000,000	225,140
Santa Clara Valley Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 04/01/32 (AMBAC)	1,025,000	1,066,430
Southern California Public Power Authority RB Electric Power & Light Revenues
0.00%, 07/01/15 (NPFGC)	500,000	457,425
5.00%, 07/01/30	500,000	525,845
6.00%, 07/01/27	195,000	219,968
Series A
5.50%, 01/01/14 (AGM)	300,000	331,422
State of California GO
3.50%, 03/01/17	100,000	109,529
4.00%, 11/01/13	750,000	803,513
4.50%, 08/01/26	1,250,000	1,259,525
4.50%, 08/01/30	505,000	483,861
5.00%, 09/01/12	900,000	940,347
5.00%, 02/01/13	225,000	238,887
5.00%, 03/01/13	500,000	532,625
5.00%, 04/01/15	1,375,000	1,568,366
5.00%, 03/01/16	370,000	427,265
5.00%, 11/01/16	275,000	322,017
5.00%, 03/01/17	450,000	500,594
5.00%, 04/01/17	485,000	570,040
5.00%, 06/01/17 (XLCA)	375,000	441,945
5.00%, 03/01/18	750,000	834,480
5.00%, 05/01/18	600,000	670,170
5.00%, 06/01/18 (NPFGC)	560,000	647,679

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

August 31, 2011

Security	Principal	Value
5.00%, 08/01/18	$550,000	$630,493
5.00%, 06/01/19 (NPFGC)	350,000	397,303
5.00%, 08/01/19	640,000	721,056
5.00%, 10/01/20	400,000	447,144
5.00%, 12/01/20	500,000	560,290
5.00%, 11/01/21	900,000	990,126
5.00%, 03/01/22 (AMBAC)	550,000	589,012
5.00%, 06/01/22 (AMBAC)	1,500,000	1,628,475
5.00%, 08/01/22	500,000	540,260
5.00%, 03/01/23	625,000	675,938
5.00%, 08/01/24	750,000	797,700
5.00%, 03/01/25	750,000	810,330
5.00%, 12/01/26	1,250,000	1,323,762
5.00%, 03/01/27	300,000	318,993
5.00%, 09/01/27	500,000	519,930
5.00%, 06/01/29 (AMBAC)	500,000	508,505
5.00%, 10/01/29	750,000	778,755
5.00%, 06/01/32	2,220,000	2,246,374
5.00%, 02/01/33 (PR 02/01/14)	2,395,000	2,661,851
5.00%, 09/01/35	1,350,000	1,355,332
5.00%, 06/01/37	800,000	797,640
5.00%, 11/01/37	1,000,000	997,040
5.00%, 12/01/37	885,000	882,363
5.00%, 04/01/38	500,000	497,065
5.25%, 10/01/29	1,975,000	2,083,961
5.25%, 04/01/32 (PR 04/01/12)	835,000	859,866
5.25%, 08/01/32 (AGM)	495,000	537,209
5.25%, 04/01/34 (PR 04/01/14)	1,200,000	1,349,256
5.25%, 03/01/38	2,115,000	2,139,365
5.50%, 11/01/39	2,100,000	2,180,955
5.50%, 03/01/40	1,500,000	1,559,850
5.75%, 04/01/29	1,000,000	1,097,010
5.75%, 04/01/31	1,000,000	1,085,540
6.00%, 03/01/33	515,000	581,085
6.00%, 04/01/38	1,250,000	1,362,587
Series 2
5.00%, 09/01/29 (AMBAC)	590,000	603,588
Series A
4.00%, 07/01/16	90,000	101,391
4.40%, 07/01/18	200,000	230,248
5.00%, 07/01/12 (NPFGC)	945,000	981,634
5.00%, 07/01/16	500,000	587,155
5.00%, 07/01/17	335,000	335,000

Security	Principal	Value
5.00%, 07/01/18	$1,125,000	$1,341,506
5.00%, 07/01/19	825,000	985,446
5.00%, 07/01/20	1,000,000	1,172,160
5.00%, 07/01/22	1,990,000	2,173,836
5.25%, 07/01/13	385,000	418,699
5.25%, 07/01/13 (NPFGC)	290,000	315,384
5.25%, 07/01/14	550,000	620,906
5.25%, 07/01/14 (NPFGC-FGIC)	1,345,000	1,518,397
5.25%, 07/01/21	125,000	146,883
Series B
5.00%, 07/01/23	1,215,000	1,360,934
Turlock Irrigation District RB Electric Power &
Light Revenues
Series A
5.00%, 01/01/40	500,000	501,655
University of California RB College &
University Revenue
Series B
5.25%, 05/15/23 (AMBAC)	400,000	426,416
Series J
4.50%, 05/15/35 (AGM)	2,650,000	2,527,172
University of California RB Health Hospital
Nursing Home Revenue
Series A
4.50%, 05/15/37 (NPFGC)	1,000,000	907,210
Vacaville Unified School District GO
5.00%, 08/01/25 (AMBAC)	380,000	400,858
Ventura County Community College
District GO
Series C
5.50%, 08/01/33	250,000	269,790
West Contra Costa Unified School
District GO
Series B
5.63%, 08/01/35 (BHAC)	195,000	210,309
Whittier Union High School District GO
0.00%, 08/01/34	400,000	85,264
William S Hart Union High School
District GO
Series A
0.00%, 08/01/33	450,000	105,260

16	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

August 31, 2011

Security	Shares or Principal	Value
Yosemite Community College District GO
Series C
5.00%, 08/01/28 (AGM)	$245,000	$260,276
5.00%, 08/01/32 (AGM)	500,000	516,800
Yuba Community College District GO
Series A
5.00%, 08/01/22 (AMBAC)	430,000	464,619

		181,432,744

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $173,920,020)		181,432,744

SHORT-TERM INVESTMENTS – 0.61%

MONEY MARKET FUNDS – 0.61%
BlackRock Liquidity Funds – California Money Fund, Institutional Shares
0.02%[a,b]	1,119,769	1,119,769

		1,119,769

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,119,769)		1,119,769

TOTAL INVESTMENTS
IN SECURITIES – 99.08%
(Cost: $175,039,789)		182,552,513

Other Assets, Less Liabilities – 0.92%		1,697,384

NET ASSETS – 100.00%		$184,249,897

COP – Certificates of Participation

GO – General Obligation

PR – Prerefunded

RB – Revenue Bond

TA – Tax Allocation

Insured by:

AGM – Assured Guaranty Municipal Corp.

AMBAC – Ambac Financial Group Inc.

BHAC – Berkshire Hathaway Assurance Corp.

FGIC – Financial Guaranty Insurance Co.

NPFGC – National Public Finance Guarantee Corp.

XLCA – XL Capital Assurance Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2011

Security	Principal	Value
MUNICIPAL BONDS & NOTES – 98.47%

ALABAMA – 0.32%
Alabama Public School & College Authority RB Sales Tax Revenue
5.00%, 12/01/11	$2,545,000	$2,575,540
Series A
5.00%, 05/01/14	1,000,000	1,116,780
Baldwin County Board of Education RB Sales Tax Revenue
4.50%, 07/01/37 (AMBAC)	500,000	495,445
Birmingham Water Works Board RB Water Revenue
Series B
5.00%, 01/01/43 (PR 01/01/13) (NPFGC)	2,525,000	2,683,141

		6,870,906

ALASKA – 0.02%
City of Anchorage GO
Series B
5.25%, 12/01/16 (AMBAC)	300,000	363,558

		363,558

ARIZONA – 1.63%
Arizona School Facilities Board COP Lease Appropriation
Series A
5.25%, 09/01/17 (PR 03/01/13) (NPFGC)	3,500,000	3,757,285
Series A-1
5.00%, 09/01/17 (NPFGC-FGIC)	245,000	265,041
Arizona School Facilities Board COP Lease Non-Terminable
5.13%, 09/01/21	1,000,000	1,077,400
5.25%, 09/01/23	1,465,000	1,552,900
5.75%, 09/01/19	1,200,000	1,372,512
Arizona Transportation Board RB Sales Tax Revenue
5.00%, 07/01/17	850,000	1,017,654
5.00%, 07/01/24	685,000	773,858
5.25%, 07/01/20	480,000	580,958

Security	Principal	Value
Arizona Water Infrastructure Finance Authority RB Water Revenue
Series A
5.00%, 10/01/30	$600,000	$654,852
City of Mesa RB Multiple Utility Revenue
5.25%, 07/01/16 (NPFGC-FGIC)	500,000	586,455
Phoenix Civic Improvement Corp. RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/40	1,700,000	1,713,175
Phoenix Civic Improvement Corp. RB Sales Tax Revenue
5.00%, 07/01/13 (AMBAC)	370,000	397,695
5.00%, 07/01/41 (NPFGC-FGIC)	3,250,000	3,274,570
Phoenix Civic Improvement Corp. RB Special Assessment
Series A
5.00%, 07/01/39	800,000	846,680
Phoenix Civic Improvement Corp. RB Water Revenue
4.75%, 07/01/25 (NPFGC)	1,800,000	1,891,530
5.00%, 07/01/19 (NPFGC)	500,000	557,225
Pima County Industrial Development Authority RB Lease Appropriation
4.75%, 09/01/30	295,000	297,133
Salt River Project Agricultural Improvement & Power District RB Electric Power & Light Revenues
Series A
5.00%, 01/01/12	500,000	508,045
5.00%, 01/01/27	1,800,000	1,953,162
5.00%, 01/01/38	8,265,000	8,614,857
Series B
4.00%, 01/01/18	1,225,000	1,394,258
5.00%, 12/01/19	500,000	611,840
State of Arizona COP Lease Appropriation
Series A
5.00%, 10/01/18 (AGM)	200,000	231,356
5.00%, 10/01/29 (AGM)	1,000,000	1,028,070
5.25%, 10/01/20 (AGM)	355,000	406,653

		35,365,164

18	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2011

Security	Principal	Value
CALIFORNIA – 22.84%
Alameda Corridor Transportation Authority RB Transit Revenue
Series A
0.00%, 10/01/14 (AMBAC)	$250,000	$223,855
Alvord Unified School District GO
Series B
0.00%, 08/01/36 (AGM)	2,000,000	388,100
Anaheim Public Financing Authority RB Lease Abatement
0.00%, 09/01/32 (AGM)	3,040,000	703,790
Bay Area Governments Association RB Transit Revenue
5.00%, 08/01/17 (NPFGC-FGIC)	2,450,000	2,570,513
Bay Area Toll Authority RB Highway
Revenue Tolls
5.00%, 04/01/28	1,425,000	1,522,185
5.13%, 04/01/39	825,000	861,721
5.63%, 04/01/19	295,000	318,175
Series F
5.00%, 04/01/17	150,000	173,768
5.00%, 04/01/21	250,000	283,305
5.00%, 04/01/23	275,000	307,324
5.00%, 04/01/25	2,000,000	2,205,760
5.00%, 04/01/26	1,200,000	1,313,472
5.00%, 04/01/31	3,100,000	3,200,998
Series S-2
5.00%, 10/01/20	1,010,000	1,023,201
California Educational Facilities Authority RB College & University Revenue
Series T-1
5.00%, 03/15/39	120,000	146,089
California Infrastructure & Economic Development Bank RB Highway Revenue Tolls
5.00%, 07/01/23 (AGM)	2,845,000	3,553,035
5.00%, 07/01/24 (FGIC)	2,500,000	3,112,350
5.00%, 07/01/29 (PR 01/01/28) (FGIC)	3,600,000	4,513,536
5.00%, 07/01/33 (PR 01/01/28) (AMBAC)	1,000,000	1,253,760

Security	Principal	Value
5.00%, 07/01/36 (PR 01/01/28) (AMBAC)	$500,000	$626,880
5.13%, 07/01/37 (PR 07/01/26) (AMBAC)	470,000	594,019
5.25%, 07/01/21 (PR 07/01/13) (AGM)	850,000	926,041
California State Department of Transportation RB Federal Grant Revenue
Series A
5.00%, 02/01/12 (NPFGC-FGIC)	200,000	203,986
5.00%, 02/01/13 (NPFGC-FGIC)	185,000	196,764
California State Department of Water Resources RB Electric Power & Light Revenues
Series A
5.25%, 05/01/20 (PR 05/01/12) (NPFGC)	3,300,000	3,443,682
5.38%, 05/01/17 (PR 05/01/12) (XLCA)	1,500,000	1,566,555
5.38%, 05/01/18 (PR 05/01/12) (AMBAC)	1,000,000	1,044,370
5.38%, 05/01/22 (PR 05/01/12)	500,000	522,185
5.50%, 05/01/14 (PR 05/01/12) (AMBAC)	2,400,000	2,508,504
5.50%, 05/01/15 (PR 05/01/12) (AMBAC)	7,385,000	7,718,876
5.75%, 05/01/17 (PR 05/01/12)	12,675,000	13,269,077
6.00%, 05/01/14 (PR 05/01/12)	1,500,000	1,572,810
Series H
5.00%, 05/01/22	4,700,000	5,308,509
Series K
5.00%, 05/01/18	2,040,000	2,428,130
Series L
4.00%, 05/01/15	100,000	111,886
5.00%, 05/01/12	1,030,000	1,062,641
5.00%, 05/01/14	800,000	894,944
5.00%, 05/01/16	1,000,000	1,174,130
5.00%, 05/01/17	520,000	619,351
5.00%, 05/01/18	1,100,000	1,309,286
5.00%, 05/01/19	450,000	537,035
5.00%, 05/01/20	2,500,000	2,994,325
5.00%, 05/01/22	1,180,000	1,373,272

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2011

Security	Principal	Value
Series M
4.00%, 05/01/16	$1,500,000	$1,691,790
4.00%, 05/01/19	500,000	560,915
5.00%, 05/01/15	1,000,000	1,155,780
Series N
5.00%, 05/01/13	1,000,000	1,076,560
California State Department of Water Resources RB Water Revenue
5.00%, 05/01/21	1,000,000	1,142,510
5.00%, 05/01/22	1,445,000	1,632,084
Series AE
5.00%, 12/01/24	650,000	731,198
5.00%, 12/01/27	500,000	547,235
5.00%, 12/01/28	695,000	756,285
Series G-4
5.00%, 05/01/16	1,250,000	1,467,662
California State Public Works Board RB Lease Abatement
5.00%, 12/01/19 (AMBAC)	20,000	21,224
5.25%, 01/01/16 (AMBAC)	1,350,000	1,528,213
5.25%, 06/01/30	2,100,000	2,114,007
6.25%, 04/01/34	1,725,000	1,848,372
Series A-1
6.00%, 03/01/35	1,000,000	1,057,920
Series G-1
5.75%, 10/01/30	2,025,000	2,123,496
California State Public Works Board RB Lease Revenue
5.13%, 06/01/29	580,000	580,911
Series C
5.25%, 06/01/28	1,570,000	1,581,775
California State University RB College & University Revenue
Series A
5.00%, 11/01/30 (AMBAC)	1,365,000	1,405,418
5.25%, 11/01/34	500,000	517,825
5.25%, 11/01/38	2,500,000	2,568,375
California Statewide Communities Development Authority RB Miscellaneous Revenue
4.00%, 06/15/13	250,000	264,378
5.00%, 06/15/13	7,200,000	7,741,728

Security	Principal	Value
Chabot-Las Positas Community
College District GO
5.00%, 08/01/31 (AMBAC)	$5,145,000	$5,270,795
City & County of San Francisco COP
Lease Abatement
Series A
5.00%, 04/01/29	500,000	514,600
City & County of San Francisco GO
Series 2008
2.85%, 06/15/12	1,000,000	1,019,580
City of Bakersfield RB Sewer Revenue
Series A
5.00%, 09/15/32 (AGM)	3,550,000	3,644,785
City of Los Angeles GO
Series B
5.00%, 09/01/19	1,000,000	1,203,560
City of Los Angeles RB Sewer Revenue
Series A
5.00%, 06/01/34 (NPFGC)	4,000,000	4,099,920
5.00%, 06/01/39	500,000	518,820
City of San Jose RB Port Airport &
Marina Revenue
Series B
5.00%, 03/01/37 (AMBAC)	1,390,000	1,337,680
Series D
5.00%, 03/01/28 (NPFGC)	1,000,000	1,003,730
City of Vernon RB Electric Power &
Light Revenues
Series A
5.13%, 08/01/21	105,000	104,712
County of Sacramento RB Port
Airport & Marina Revenue
5.00%, 07/01/40	1,145,000	1,137,993
Series B
5.75%, 07/01/39	1,250,000	1,310,237
Series C
6.00%, 07/01/18	1,705,000	1,811,648
County of Solano COP
Lease Abatement
5.00%, 11/01/32 (PR 11/01/12) (NPFGC)	1,500,000	1,582,530

20	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2011

Security	Principal	Value
Cucamonga Valley Water District RB
Water Revenue
Series A
5.38%, 09/01/35 (AGM)	$750,000	$804,255
Desert Community College
District GO
Series C
5.00%, 08/01/37 (AGM)	1,620,000	1,648,966
East Bay Municipal Utility District RB
Water Revenue
Series A
5.00%, 06/01/35 (NPFGC)	1,100,000	1,166,385
5.00%, 06/01/37 (NPFGC-FGIC)	275,000	287,548
Eastern Municipal Water District COP
Water Revenue
Series H
5.00%, 07/01/35	500,000	510,115
Foothill-De Anza Community College
District GO
Series C
5.00%, 08/01/40	1,000,000	1,054,340
Foothill-Eastern Transportation Corridor Agency RB Highway
Revenue Tolls
5.75%, 01/15/40	3,000,000	2,664,120
Series A
0.00%, 01/01/20	235,000	192,632
0.00%, 01/01/23	500,000	350,080
0.00%, 01/01/26	1,500,000	907,110
Los Angeles Community College District GO
Series A
5.00%, 08/01/27 (NPFGC-FGIC)	2,000,000	2,124,940
5.00%, 08/01/32 (NPFGC-FGIC)	700,000	726,817
6.00%, 08/01/33	1,000,000	1,133,810
Series F-1
5.00%, 08/01/33	1,000,000	1,039,640
Los Angeles Convention & Exhibit Center Authority RB Lease Abatement
Series A
5.00%, 08/15/20	2,000,000	2,166,040
5.13%, 08/15/22	1,050,000	1,120,035

Security	Principal	Value
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series B
5.00%, 07/01/14	$1,065,000	$1,198,689
5.00%, 07/01/15	900,000	1,046,484
5.00%, 07/01/17	300,000	359,916
Los Angeles County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 10/01/34 (NPFGC-FGIC)	1,500,000	1,503,780
Los Angeles Department of Airports RB Port Airport & Marina Revenue
5.00%, 05/15/40	3,700,000	3,802,268
5.25%, 05/15/33	1,000,000	1,056,410
Series A
5.25%, 05/15/39	1,000,000	1,041,700
Series B
5.00%, 05/15/40	3,000,000	3,052,770
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
5.00%, 07/01/22	500,000	591,135
5.00%, 07/01/30	1,400,000	1,428,406
Series A-1
5.25%, 07/01/38	5,825,000	6,152,831
Series B
5.25%, 07/01/24	1,645,000	1,857,485
Los Angeles Department of Water & Power RB Water Revenue
Series A-1
5.00%, 07/01/38 (AMBAC)	1,800,000	1,853,064
Series A-2
5.00%, 07/01/17 (AMBAC)	1,200,000	1,225,476
Los Angeles Municipal Improvement Corp. RB Lease Abatement
Series B1
4.75%, 08/01/37 (NPFGC-FGIC)	295,000	268,403
Los Angeles Unified School
District GO
Series A
5.00%, 07/01/13 (NPFGC)	875,000	945,586

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2011

Security	Principal	Value
5.00%, 07/01/22 (PR 07/01/13) (AGM)	$6,135,000	$6,655,861
5.00%, 07/01/23 (PR 07/01/13) (AGM)	1,000,000	1,084,900
5.00%, 07/01/24 (PR 07/01/13) (AGM)	1,000,000	1,084,900
5.00%, 01/01/28 (PR 07/01/13) (NPFGC)	1,400,000	1,518,860
5.25%, 07/01/14 (NPFGC)	900,000	974,628
5.25%, 07/01/20 (PR 07/01/13) (AGM)	2,075,000	2,260,629
Series A-1
4.50%, 07/01/22 (AGM)	2,700,000	2,870,532
4.50%, 07/01/25 (NPFGC)	2,900,000	2,940,687
Series B
5.00%, 07/01/16 (AGM)	600,000	703,968
5.00%, 07/01/22 (FGIC)	200,000	218,352
5.00%, 07/01/23 (FGIC)	500,000	541,830
Series D
5.00%, 01/01/34	250,000	256,500
5.20%, 07/01/29	1,000,000	1,073,350
Series E
4.75%, 07/01/32 (AGM)	6,300,000	6,328,287
5.13%, 07/01/22 (PR 07/01/12) (NPFGC)	500,000	520,580
5.13%, 01/01/27 (PR 07/01/12) (NPFGC)	2,500,000	2,602,900
Series F
5.00%, 01/01/28 (PR 07/01/13) (FGIC)	700,000	759,430
Series I
5.00%, 07/01/27	3,000,000	3,214,470
M-S-R Public Power Agency RB Electric Power & Light Revenues
Series L
5.00%, 07/01/19 (AGM)	300,000	348,060
Mendocino-Lake Community College District GO
Series B
0.00%, 08/01/51 (AGM)	750,000	42,098

Security	Principal	Value
Metropolitan Water District of Southern California RB Water Revenue
5.75%, 08/10/18	$2,500,000	$2,975,225
Series C
5.00%, 07/01/35	2,400,000	2,490,504
Modesto Irrigation District COP Lease Revenue
Series A
6.00%, 10/01/39	500,000	531,210
Mount Diablo Unified School
District GO
Series A
0.00%, 08/01/35 (AGM)	1,500,000	752,730
Newport Mesa Unified School District GO
0.00%, 08/01/38	1,500,000	286,950
Orange County Public Financing Authority RB Lease Abatement
5.00%, 07/01/16 (NPFGC)	1,000,000	1,160,290
Orange County Sanitation District COP Sewer Revenue
Series A
5.00%, 02/01/39	500,000	522,975
Peralta Community College
District GO
Series C
5.00%, 08/01/39	500,000	499,980
Pomona Public Financing Authority RB Water Revenue
Series AY
5.00%, 05/01/17 (AMBAC)	625,000	624,644
Poway Unified School District GO
0.00%, 08/01/46	750,000	77,955
Sacramento City Financing Authority RB Lease Abatement
5.25%, 12/01/30 (AMBAC)	440,000	449,627
Series A
4.75%, 05/01/23 (AMBAC)	180,000	178,083

22	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2011

Security	Principal	Value
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series U
5.00%, 08/15/27 (AGM)	$3,875,000	$4,115,444
San Diego Community College District GO
5.00%, 08/01/30 (AGM)	900,000	948,915
San Diego County Water Authority COP Water Revenue
Series A
5.00%, 05/01/33 (AGM)	3,800,000	3,939,156
San Diego Public Facilities Financing Authority RB Sewer Revenue
Series A
5.25%, 05/15/39	1,000,000	1,046,320
Series B
5.00%, 05/15/22	2,000,000	2,272,840
San Diego Public Facilities Financing Authority RB Water Revenue
Series B
5.50%, 08/01/39	700,000	750,008
San Diego Regional Building Authority RB Lease Abatement
5.38%, 02/01/36	1,500,000	1,587,750
San Diego Unified School District GO
0.00%, 07/01/43	1,000,000	132,540
Series D-2
4.75%, 07/01/27 (AGM)	3,595,000	3,699,938
Series F-1
4.50%, 07/01/29 (AGM)	1,200,000	1,209,768
San Francisco Bay Area Rapid Transit District GO
Series B
5.00%, 08/01/32	1,400,000	1,479,870
San Francisco City & County Airports Commission RB Port Airport & Marina Revenue
Series A
4.90%, 05/01/29	1,000,000	1,028,680
Series E
6.00%, 05/01/39	4,000,000	4,382,400

Security	Principal	Value
Series F
5.00%, 05/01/35	$500,000	$510,545
San Francisco City & County Public Utilities Commission RB Water Revenue
Series A
4.75%, 11/01/36 (AGM)	2,000,000	2,019,040
5.00%, 11/01/30	500,000	535,790
Series B
5.00%, 11/01/39	1,000,000	1,038,640
San Jose Financing Authority RB Lease Abatement
Series B
5.00%, 06/01/27 (AMBAC)	1,000,000	1,005,410
San Jose Redevelopment Agency TA Tax Increment/ Allocation Revenue
Series C
5.00%, 08/01/25 (NPFGC)	1,000,000	885,730
Series D
5.00%, 08/01/21 (AMBAC)	770,000	727,889
5.00%, 08/01/23 (AMBAC)	500,000	465,900
San Mateo County Community
College District GO
Series B
5.00%, 09/01/31	3,750,000	3,937,500
5.00%, 09/01/38	1,700,000	1,740,732
San Mateo Joint Powers Financing Authority RB Lease Abatement
Series A
5.00%, 07/15/33	750,000	757,343
San Mateo Union High School
District GO
0.00%, 09/01/33	500,000	182,710
0.00%, 09/01/41	460,000	167,233
Series A
0.00%, 09/01/36	1,500,000	337,710
Santa Clara County Financing Authority RB Lease Abatement
Series L
5.25%, 05/15/36	500,000	515,045

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2011

Security	Principal	Value
Santa Clara Valley Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 04/01/32 (AMBAC)	$1,400,000	$1,456,588
Southern California Public Power Authority RB Electric Power & Light Revenues
0.00%, 07/01/15 (NPFGC)	500,000	457,425
5.00%, 07/01/18	1,500,000	1,781,820
5.00%, 07/01/22	2,000,000	2,289,100
5.00%, 07/01/30	1,500,000	1,577,535
6.75%, 07/01/13	1,200,000	1,320,960
Series A-2003-1
5.00%, 07/01/33 (PR 07/01/13) (AMBAC)	625,000	678,544
State of California GO
3.20%, 04/01/13	300,000	312,126
3.50%, 10/01/17	1,000,000	1,098,440
4.00%, 11/01/13	1,000,000	1,071,350
4.00%, 09/01/14 (NPFGC)	500,000	546,495
4.00%, 08/01/15	200,000	222,296
4.50%, 08/01/26	1,650,000	1,662,573
4.50%, 08/01/27	2,000,000	1,997,680
4.50%, 08/01/30	3,000,000	2,874,420
5.00%, 02/01/12	710,000	723,511
5.00%, 03/01/12	3,085,000	3,155,307
5.00%, 05/01/12	865,000	891,123
5.00%, 09/01/12	230,000	240,311
5.00%, 11/01/12	500,000	526,015
5.00%, 03/01/13	1,910,000	2,034,627
5.00%, 05/01/13	300,000	321,663
5.00%, 03/01/14	1,600,000	1,767,552
5.00%, 03/01/14 (NPFGC-FGIC)	165,000	182,279
5.00%, 05/01/14	1,125,000	1,249,538
5.00%, 08/01/14	660,000	738,896
5.00%, 04/01/15	1,500,000	1,710,945
5.00%, 11/01/15	1,500,000	1,736,925
5.00%, 12/01/15	380,000	429,508
5.00%, 03/01/16	2,845,000	3,285,321
5.00%, 04/01/16	600,000	694,116
5.00%, 05/01/16	300,000	337,743
5.00%, 08/01/16	200,000	233,026
5.00%, 11/01/16 (AMBAC)	345,000	403,985

Security	Principal	Value
5.00%, 12/01/16	$200,000	$234,580
5.00%, 03/01/17	3,100,000	3,448,533
5.00%, 04/01/17	725,000	852,122
5.00%, 05/01/17	550,000	614,053
5.00%, 06/01/17	4,750,000	5,312,400
5.00%, 06/01/17 (XLCA)	400,000	471,408
5.00%, 03/01/18	400,000	471,496
5.00%, 04/01/18	2,650,000	3,126,417
5.00%, 05/01/18	4,120,000	4,601,834
5.00%, 06/01/18 (NPFGC)	1,000,000	1,156,570
5.00%, 08/01/18	295,000	338,173
5.00%, 03/01/19	6,125,000	6,723,780
5.00%, 04/01/19	1,150,000	1,327,870
5.00%, 11/01/20 (NPFGC)	500,000	558,520
5.00%, 12/01/20	510,000	571,496
5.00%, 03/01/21	1,300,000	1,428,440
5.00%, 08/01/21	400,000	436,016
5.00%, 10/01/21	1,800,000	2,030,490
5.00%, 11/01/21	250,000	275,035
5.00%, 08/01/22	320,000	345,766
5.00%, 12/01/22	250,000	274,978
5.00%, 06/01/23 (AMBAC)	1,000,000	1,071,870
5.00%, 08/01/23	340,000	364,351
5.00%, 10/01/23	500,000	500,935
5.00%, 08/01/24	750,000	797,700
5.00%, 04/01/25	1,050,000	1,117,715
5.00%, 08/01/25	2,850,000	3,004,498
5.00%, 11/01/25	500,000	542,825
5.00%, 12/01/26	1,250,000	1,323,762
5.00%, 02/01/27 (AMBAC)	550,000	605,473
5.00%, 06/01/27 (NPFGC-FGIC)	2,000,000	2,090,200
5.00%, 03/01/28	1,250,000	1,286,487
5.00%, 08/01/28	250,000	260,670
5.00%, 10/01/29	13,185,000	13,690,513
5.00%, 04/01/31 (PR 04/01/14) (AMBAC)	1,450,000	1,621,042
5.00%, 02/01/32	1,000,000	1,004,310
5.00%, 06/01/32	3,020,000	3,055,878
5.00%, 11/01/32	2,995,000	3,032,827
5.00%, 06/01/37	5,250,000	5,234,512
5.00%, 11/01/37	6,100,000	6,081,944
5.00%, 12/01/37	4,815,000	4,800,651
5.00%, 04/01/38	1,835,000	1,824,229

24	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2011

Security	Principal	Value
5.13%, 03/01/25	$560,000	$599,715
5.13%, 02/01/28 (PR 02/01/14)	200,000	222,884
5.13%, 04/01/33	2,975,000	3,027,211
5.25%, 02/01/14	175,000	189,968
5.25%, 10/01/20	1,160,000	1,355,332
5.25%, 02/01/23	250,000	290,750
5.25%, 10/01/29	3,400,000	3,587,578
5.25%, 08/01/32 (AGM)	1,675,000	1,817,827
5.25%, 03/01/38	5,750,000	5,816,240
5.50%, 04/01/19	155,000	187,628
5.50%, 04/01/21	315,000	364,581
5.50%, 04/01/23	2,000,000	2,262,200
5.50%, 08/01/30	485,000	512,650
5.50%, 11/01/39	1,490,000	1,547,439
5.50%, 03/01/40	500,000	519,950
5.75%, 04/01/27	1,000,000	1,110,700
5.75%, 04/01/28	1,700,000	1,875,355
5.75%, 04/01/31	2,200,000	2,388,188
6.00%, 03/01/33	1,000,000	1,128,320
6.00%, 04/01/38	16,350,000	17,822,644
6.00%, 11/01/39	7,500,000	8,202,225
6.50%, 04/01/33	750,000	865,215
Series A
4.25%, 07/01/17	1,080,000	1,237,475
5.00%, 07/01/12 (NPFGC)	695,000	722,758
5.00%, 07/01/15 (NPFGC)	100,000	111,951
5.00%, 07/01/17	625,000	742,888
5.00%, 07/01/18	3,950,000	4,710,177
5.00%, 07/01/20	2,930,000	3,434,429
5.00%, 07/01/22	5,315,000	5,806,000
5.25%, 07/01/12	1,635,000	1,701,316
5.25%, 07/01/13 (NPFGC)	3,065,000	3,338,537
5.25%, 07/01/14	1,705,000	1,925,785
5.25%, 07/01/14 (NPFGC-FGIC)	2,500,000	2,822,300
Series B
5.00%, 07/01/23	1,800,000	2,016,198
Turlock Irrigation District RB Electric Power & Light Revenues
Series A
5.00%, 01/01/40	2,000,000	2,006,620

Security	Principal	Value
University of California RB College & University Revenue
Series D
5.00%, 05/15/37 (NPFGC-FGIC)	$2,135,000	$2,174,578
Series G
4.75%, 05/15/35 (NPFGC-FGIC)	460,000	455,446
Series J
4.50%, 05/15/26 (AGM)	1,500,000	1,532,445
4.50%, 05/15/31 (AGM)	2,000,000	1,979,260
4.50%, 05/15/35 (AGM)	1,220,000	1,163,453
5.00%, 05/15/14 (NPFGC)	150,000	168,359
Series Q
5.00%, 05/15/21	300,000	342,189
University of California RB Health Hospital Nursing Home Revenue
Series A
4.75%, 05/15/31 (NPFGC)	1,250,000	1,252,000
Ventura County Community College District GO
Series C
5.50%, 08/01/33	150,000	161,874
Whittier Union High School District GO
0.00%, 08/01/34	500,000	106,580
Yosemite Community College District GO
Series C
5.00%, 08/01/28 (AGM)	1,000,000	1,062,350

		496,203,203

COLORADO – 0.92%
City & County of Denver RB Port Airport & Marina Revenue
Series A
5.00%, 11/15/21	1,000,000	1,154,920
5.25%, 11/15/36	200,000	210,042
City of Aurora RB Water Revenue
Series A
5.00%, 08/01/39 (AMBAC)	1,000,000	1,039,370

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2011

Security	Principal	Value
Colorado Department of Transportation RB Highway Revenue Tolls
Series B
5.00%, 12/15/15 (NPFGC-FGIC)	$5,870,000	$6,854,869
Colorado State Higher Education Capital Construction Lease Purchase Financing Program COP Lease Non-Terminable
5.25%, 11/01/23	500,000	542,570
Denver City & County School District No. 1 GO
Series A
5.50%, 12/01/23 (NPFGC-FGIC)	540,000	687,452
E-470 Public Highway Authority RB Highway Revenue Tolls
0.00%, 09/01/40	850,000	107,466
0.00%, 09/01/41	1,000,000	115,360
Series B
0.00%, 09/01/16 (NPFGC)	765,000	611,373
0.00%, 09/01/19 (NPFGC)	435,000	283,585
0.00%, 09/01/20 (NPFGC)	715,000	431,638
0.00%, 09/01/23 (NPFGC)	165,000	78,109
0.00%, 09/01/24 (NPFGC)	1,000,000	433,020
0.00%, 09/01/29 (NPFGC)	2,500,000	752,850
Lower Colorado River Authority RB Miscellaneous Revenue
5.75%, 05/15/28	940,000	1,005,424
Series A
6.25%, 05/15/28	1,500,000	1,701,870
Regional Transportation District COP Lease Renewal
Series A
5.38%, 06/01/31	500,000	527,985
Regional Transportation District RB Sales Tax Revenue
Series A
4.50%, 11/01/34 (AGM)	3,475,000	3,484,105

		20,022,008

Security	Principal	Value
CONNECTICUT – 0.88%
State of Connecticut GO
Series A
4.00%, 01/01/13	$1,465,000	$1,536,463
5.00%, 01/01/14	4,800,000	5,307,504
5.00%, 01/01/16	500,000	586,225
5.00%, 02/15/25	2,660,000	3,068,283
Series B
5.00%, 05/01/16	500,000	591,535
5.00%, 05/15/21	1,000,000	1,221,650
5.25%, 06/01/20 (AMBAC)	790,000	980,090
Series C
5.00%, 12/01/15	500,000	589,870
5.50%, 12/15/13	1,000,000	1,115,930
5.50%, 12/15/15	275,000	330,608
Series D
5.00%, 01/01/14	1,000,000	1,105,730
Series E
5.00%, 12/15/18	230,000	271,510
5.50%, 11/15/12	950,000	1,009,394
State of Connecticut ST
Series A
5.00%, 10/01/21 (PR 10/01/11) (AGM)	300,000	301,191
State of Connecticut ST Sales Tax Revenue
Series 1
5.00%, 02/01/19	1,000,000	1,202,760

		19,218,743

DISTRICT OF COLUMBIA – 0.87%
District of Columbia GO
Series A
4.50%, 06/01/37 (NPFGC-FGIC)	3,600,000	3,513,924
Series C
5.00%, 06/01/16 (AGM)	1,000,000	1,177,560
District of Columbia RB College & University Revenue
5.25%, 04/01/34	1,000,000	1,086,040
Series A
4.50%, 04/01/17 (AMBAC)	1,100,000	1,040,589

26	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2011

Security	Principal	Value
District of Columbia RB Income Tax Revenue
Series A
5.00%, 12/01/25	$1,000,000	$1,124,360
5.00%, 12/01/26	500,000	556,480
5.00%, 12/01/31	500,000	536,580
Series C
5.00%, 12/01/12	400,000	423,660
District of Columbia RB Miscellaneous Revenue
Series A
5.25%, 12/01/34	1,370,000	1,482,244
Series B
5.00%, 12/01/25	400,000	448,804
District of Columbia RB Recreational Revenue
Series B-1
5.00%, 02/01/31 (NPFGC-FGIC)	2,000,000	1,934,760
District of Columbia Water & Sewer Authority RB Sewer Revenue
Series A
5.50%, 10/01/39	1,000,000	1,087,840
6.00%, 10/01/35	500,000	591,485
District of Columbia Water & Sewer Authority RB Water Revenue
5.00%, 10/01/33 (NPFGC-FGIC)	920,000	955,061
Metropolitan Washington Airports Authority RB Highway Revenue Tolls
Series A
0.00%, 10/01/37	3,000,000	536,400
5.25%, 10/01/19	2,180,000	2,236,179
Washington Convention Center Authority RB Miscellaneous Taxes
Series A
4.50%, 10/01/30 (AMBAC)	200,000	187,318

		18,919,284

FLORIDA – 3.88%
Broward County School Board COP Lease Renewal
Series A
5.00%, 07/01/21	1,000,000	1,104,990

Security	Principal	Value
City of Gainesville RB Multiple Utility Revenue
Series A
5.00%, 10/01/35 (PR 10/01/15) (AGM)	$1,250,000	$1,470,138
City of Jacksonville RB Sales Tax Revenue
5.00%, 10/01/31 (NPFGC)	1,260,000	1,263,490
City of Tallahassee RB Water Revenue
5.00%, 10/01/37	1,750,000	1,804,495
County of Broward RB Port Airport & Marina Revenue
Series O
5.38%, 10/01/29	1,560,000	1,637,563
County of Miami-Dade GO
Series B-1
5.63%, 07/01/38	1,000,000	1,060,350
County of Miami-Dade RB Miscellaneous Revenue
Series B
5.00%, 10/01/35 (NPFGC)	1,125,000	1,133,213
County of Miami-Dade RB Miscellaneous Taxes
Series A
0.00%, 10/01/24 (NPFGC)	375,000	167,306
County of Miami-Dade RB Port
Airport & Marina Revenue
Series A
5.00%, 10/01/29	3,000,000	3,061,350
5.38%, 10/01/20	4,000,000	4,058,640
5.38%, 10/01/35	1,000,000	1,021,210
Series B
5.00%, 10/01/20	1,000,000	974,150
County of Miami-Dade RB Water Revenue
5.00%, 10/01/39 (AGM)	3,475,000	3,556,384
Series C
5.38%, 10/01/24	2,500,000	2,756,300
County of Palm Beach RB Miscellaneous Revenue
5.00%, 05/01/38	3,000,000	3,083,640

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2011

Security	Principal	Value
County of Seminole RB Water Revenue
5.00%, 10/01/31	$3,600,000	$3,698,964
5.00%, 10/01/36	2,020,000	2,055,269
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
5.00%, 07/01/12	5,530,000	5,742,794
5.00%, 07/01/16	1,765,000	1,994,273
Florida Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 10/01/31	450,000	463,775
5.25%, 10/01/21	180,000	201,256
Florida State Board of Education GO
Series A
5.00%, 01/01/15	325,000	372,005
5.00%, 06/01/34	1,000,000	1,078,120
Series C
5.00%, 06/01/22	1,500,000	1,720,200
5.00%, 06/01/25 (GTD)	1,455,000	1,559,062
Series D
5.00%, 06/01/21	1,000,000	1,176,620
5.00%, 06/01/37	3,085,000	3,237,800
Florida State Board of Education RB Miscellaneous Revenue
Series E
5.00%, 07/01/20	1,000,000	1,180,940
Florida State Department of Environmental Protection RB Sales Tax Revenue
Series D
5.00%, 07/01/13	1,500,000	1,620,870
Florida State Department of Transportation RB Highway Revenue Tolls
Series C
5.00%, 07/01/33	1,000,000	1,016,290
Florida State Department of Transportation RB Transit Revenue
Series A
4.75%, 07/01/31 (NPFGC)	350,000	356,944

Security	Principal	Value
JEA RB Electric Power & Light Revenues
Issue 2, Series 17
5.25%, 10/01/11	$3,650,000	$3,665,330
Series 3-D-2
5.00%, 10/01/38	250,000	258,683
Miami-Dade County Expressway Authority RB Highway Revenue Tolls
5.00%, 07/01/39 (AMBAC)	1,000,000	989,550
Miami-Dade County School Board COP Lease Renewal
Series A
5.25%, 02/01/27 (AGM)	2,690,000	2,877,143
Series B
5.25%, 05/01/31 (AGM)	2,250,000	2,355,345
Orange County School Board COP Lease Appropriation
Series A
5.00%, 08/01/32 (NPFGC-FGIC)	2,500,000	2,529,250
Orlando-Orange County Expressway Authority RB Highway Revenue Tolls
Series A
5.00%, 07/01/35	2,000,000	2,028,400
5.00%, 07/01/40	2,500,000	2,533,700
Series B
5.00%, 07/01/35 (AMBAC)	1,000,000	1,004,450
Palm Beach County School District COP Lease Appropriation
4.50%, 08/01/27 (AMBAC)	300,000	302,628
Palm Beach County School District COP Lease Renewal
Series E
5.00%, 08/01/32 (NPFGC)	500,000	512,320
State of Florida GO
Series A
5.00%, 06/01/18	500,000	603,585
5.00%, 06/01/21	500,000	593,915
Series D
5.00%, 06/01/34	2,000,000	2,121,080
Tampa Bay Water RB Water Revenue
5.00%, 10/01/38	2,000,000	2,072,520

28	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2011

Security	Principal	Value
5.75%, 10/01/29 (PR 10/01/11) (FGIC)	$1,000,000	$1,004,660
6.00%, 10/01/24 (PR 10/01/11) (FGIC)	1,500,000	1,507,305
Series A
5.00%, 10/01/16	500,000	587,935
Series B
5.00%, 10/01/19	1,000,000	1,193,060

		84,369,260

GEORGIA – 2.85%
Augusta-Richmond County RB Water Revenue
5.25%, 10/01/39 (AGM)	900,000	935,109
City of Atlanta RB Port Airport & Marina Revenue
Series A
5.00%, 01/01/21	1,000,000	1,151,170
Series B
5.00%, 01/01/21	1,000,000	1,136,190
Series C
5.25%, 01/01/30	1,835,000	1,930,255
City of Atlanta RB Sewer Revenue
Series A
6.00%, 11/01/26	2,750,000	3,111,377
6.00%, 11/01/27	1,000,000	1,123,290
6.00%, 11/01/28	2,320,000	2,590,744
6.25%, 11/01/39	2,750,000	3,018,510
County of DeKalb RB Water Revenue
Series A
5.00%, 10/01/35	1,000,000	1,000,150
Series B
5.25%, 10/01/32 (AGM)	2,190,000	2,323,897
County of Fulton RB Water Revenue
5.00%, 01/01/35 (NPFGC-FGIC)	1,600,000	1,637,712
Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue
Series A
5.00%, 06/01/18 (AGM)	900,000	1,086,453

Security	Principal	Value
Georgia State Road & Tollway Authority RB Highway Revenue Tolls
5.00%, 06/01/13 (NPFGC)	$1,500,000	$1,620,615
5.00%, 06/01/14 (NPFGC)	200,000	224,256
Georgia State Road & Tollway Authority RB Miscellaneous Taxes
Series A
5.00%, 06/01/12	1,200,000	1,242,384
5.00%, 06/01/16	2,000,000	2,360,200
5.00%, 06/01/19	1,100,000	1,316,590
Gwinnett County School District GO
5.00%, 02/01/13	2,625,000	2,801,006
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue
Series B
5.00%, 07/01/27 (AGM)	3,025,000	3,236,871
5.00%, 07/01/28 (AGM)	950,000	1,011,142
5.00%, 07/01/37 (AGM)	4,400,000	4,486,636
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues
Series A
5.00%, 11/01/24	1,000,000	1,100,230
Series D
5.75%, 01/01/19	2,000,000	2,394,780
Series Y
6.40%, 01/01/13 (AMBAC)	115,000	119,414
Richmond County Board of Education GO
5.00%, 10/01/11 (SAW)	2,125,000	2,133,564
State of Georgia GO
Series B
5.00%, 07/01/18	570,000	656,691
5.00%, 01/01/20	2,500,000	3,028,125
5.00%, 05/01/20 (PR 05/01/12)	500,000	516,115
5.00%, 01/01/24	1,000,000	1,154,930
Series C
5.00%, 07/01/20	2,000,000	2,351,520
5.50%, 07/01/14	625,000	714,325
5.50%, 07/01/16	3,475,000	3,935,785
Series I
5.00%, 07/01/18	525,000	642,763

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2011

Security	Principal	Value
5.00%, 07/01/19	$1,500,000	$1,846,740
5.00%, 07/01/20	1,600,000	1,975,184

		61,914,723

HAWAII – 0.72%
City & County of Honolulu RB Sewer Revenue
Series A
5.00%, 07/01/36 (NPFGC)	2,800,000	2,887,024
State of Hawaii GO
Series DG
5.00%, 07/01/13 (AMBAC)	3,815,000	4,141,831
5.00%, 07/01/15 (AMBAC)	2,200,000	2,561,724
Series DJ
5.00%, 04/01/25 (AMBAC)	1,000,000	1,100,090
Series DY
5.00%, 02/01/18	1,000,000	1,203,770
State of Hawaii RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/39	3,700,000	3,747,212

		15,641,651

ILLINOIS – 4.35%
Chicago Board of Education GO
Series C
5.00%, 12/01/27 (AGM)	5,600,000	5,732,888
5.00%, 12/01/31 (PR 12/01/11) (AGM)	1,000,000	1,012,050
5.25%, 12/01/26	145,000	151,654
Chicago Transit Authority RB Federal Grant Revenue
5.00%, 06/01/19 (AMBAC)	325,000	347,279
City of Chicago GO
Series A
5.00%, 01/01/24 (AGM)	2,500,000	2,613,600
5.00%, 01/01/26 (AGM)	1,000,000	1,038,590
5.00%, 01/01/27 (AGM)	1,020,000	1,051,477
5.00%, 01/01/29 (NPFGC-FGIC)	900,000	910,008
5.00%, 01/01/34 (PR 01/01/14) (AGM)	1,650,000	1,825,280

Security	Principal	Value
City of Chicago RB Port Airport &
Marina Revenue
Series A
5.00%, 01/01/21 (AMBAC)	$500,000	$532,790
5.00%, 01/01/33 (NPFGC-FGIC)	1,500,000	1,501,050
5.00%, 01/01/38 (AGM)	500,000	504,015
5.75%, 01/01/39	500,000	533,810
Series B
5.00%, 01/01/19 (AGM)	1,270,000	1,406,817
5.00%, 01/01/20 (AGM)	510,000	558,328
5.25%, 01/01/15 (NPFGC-FGIC)	510,000	570,180
5.25%, 01/01/17 (NPFGC)	1,050,000	1,200,633
5.25%, 01/01/18 (NPFGC)	820,000	941,975
Series C
5.25%, 01/01/35 (AGM)	2,500,000	2,595,475
Series F
5.00%, 01/01/35	1,000,000	1,006,710
5.00%, 01/01/40	610,000	612,019
City of Chicago RB Water Revenue
5.00%, 11/01/31 (PR 11/01/11) (AMBAC)	370,000	372,956
County of Cook GO
Series A
4.75%, 11/15/30 (AMBAC)	500,000	505,215
4.75%, 11/15/31 (AMBAC)	535,000	538,552
5.00%, 11/15/26 (AMBAC)	1,575,000	1,629,558
5.25%, 11/15/22	1,000,000	1,122,510
Series B
5.00%, 11/15/29 (NPFGC)	765,000	778,533
Illinois Municipal Electric Agency RB Electric Power & Light Revenues
Series A
5.00%, 02/01/35 (NPFGC-FGIC)	2,700,000	2,743,389
Illinois State Toll Highway Authority RB Highway Revenue Tolls
Series A
5.00%, 01/01/23 (AGM)	1,225,000	1,295,732
Series A-1
5.00%, 01/01/24 (AGM)	2,700,000	2,871,126
5.00%, 01/01/26 (PR 07/01/16) (AGM)	6,970,000	8,358,772

30	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2011

Security	Principal	Value
Series A-2
5.00%, 01/01/27 (PR 07/01/16) (AGM)	$2,800,000	$3,357,900
5.00%, 01/01/28 (PR 07/01/16) (AGM)	1,800,000	2,158,650
5.00%, 01/01/31 (PR 07/01/16) (AGM)	7,330,000	8,790,502
Series B
5.50%, 01/01/33	1,000,000	1,043,310
Metropolitan Pier & Exposition Authority RB Miscellaneous Taxes
Series A
0.00%, 12/15/22 (NPFGC)	340,000	197,373
5.50%, 06/15/29 (NPFGC-FGIC)	2,000,000	2,188,040
Metropolitan Pier & Exposition Authority RB Sales Tax Revenue
0.00%, 06/15/26 (AGM)	2,000,000	918,720
0.00%, 06/15/27 (AGM)	1,000,000	430,490
0.00%, 06/15/31 (NPFGC)	1,035,000	333,860
0.00%, 06/15/36 (NPFGC)	2,800,000	628,320
0.00%, 06/15/37 (NPFGC)	415,000	87,897
0.00%, 06/15/40 (NPFGC)	3,500,000	617,120
0.00%, 06/15/43 (AGM)	2,000,000	290,700
0.00%, 06/15/45 (AGM)	500,000	63,950
5.00%, 06/15/21 (NPFGC)	1,115,000	1,138,783
5.25%, 06/15/20	1,500,000	1,482,705
5.50%, 06/15/20	2,000,000	2,024,840
Metropolitan Water Reclamation District of Greater Chicago GO
5.00%, 12/01/26	1,000,000	1,070,040
5.00%, 12/01/27	875,000	931,936
5.00%, 12/01/35 (PR 12/01/16)	2,040,000	2,473,765
Metropolitan Water Reclamation District of Greater Chicago GOL
5.00%, 12/01/33 (PR 12/01/16)	1,500,000	1,818,945
Series B
5.00%, 12/01/32	1,000,000	1,072,910
Series C
5.25%, 12/01/32	500,000	586,500

Security	Principal	Value
Northern Illinois Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 01/01/18 (NPFGC)	$355,000	$352,235
State of Illinois GO
5.00%, 01/01/15	590,000	652,015
5.00%, 01/01/20 (AGM)	500,000	558,375
Series A
5.00%, 06/01/16	100,000	112,075
5.00%, 03/01/34	4,985,000	4,912,169
Series B
5.00%, 03/01/13	6,350,000	6,744,780
Village of Schaumburg GO
Series B
5.25%, 12/01/34 (NPFGC-FGIC)	645,000	689,105

		94,590,981

INDIANA – 0.70%
Indiana Finance Authority RB Lease Appropriation
Series A
4.50%, 12/01/23 (NPFGC-FGIC)	1,000,000	1,052,240
4.50%, 12/01/24 (NPFGC-FGIC)	4,450,000	4,638,725
Indiana Finance Authority RB Sewer Revenue
Series B
5.00%, 10/01/41	1,000,000	990,740
Indiana Finance Authority RB Water Revenue
Series A
5.00%, 02/01/20	1,000,000	1,219,200
Indiana Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 01/01/17 (NPFGC)	500,000	507,445
5.00%, 01/01/37 (NPFGC)	1,500,000	1,517,385
Indianapolis Local Public Improvement Bond Bank RB Water Revenue
Series A
5.75%, 01/01/38	5,000,000	5,360,550

		15,286,285

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2011

Security	Principal	Value
KANSAS – 0.09%
Kansas Development Finance Authority RB Miscellaneous Revenue
5.00%, 03/01/21	$450,000	$542,745
Kansas State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 09/01/12	200,000	209,488
5.00%, 09/01/16	500,000	598,815
5.00%, 03/01/22	660,000	718,001

		2,069,049

KENTUCKY – 0.30%
Kentucky Asset Liability Commission RB Miscellaneous Revenue
First Series
5.25%, 09/01/18 (NPFGC)	320,000	388,714
Kentucky State Property & Building Commission RB Lease Renewal
5.00%, 11/01/20	5,350,000	6,123,449

		6,512,163

LOUISIANA – 0.59%
East Baton Rouge Sewerage Commission RB Sewer Revenue
Series A
5.25%, 02/01/39	1,000,000	1,053,260
Louisiana State Citizens Property Insurance Corp. RB Miscellaneous Revenue
Series B
5.00%, 06/01/15 (AMBAC)	425,000	454,044
5.00%, 06/01/16 (AMBAC)	275,000	295,185
5.00%, 06/01/17 (AMBAC)	370,000	391,797
5.00%, 06/01/18 (AMBAC)	500,000	521,230
State of Louisiana GO
Series A
5.00%, 08/01/15 (NPFGC)	2,230,000	2,598,686
5.00%, 08/01/18 (NPFGC)	450,000	514,152
5.00%, 11/15/21	2,000,000	2,389,100

Security	Principal	Value
State of Louisiana RB Fuel Sales Tax Revenue
Series A
5.00%, 05/01/31 (AGM)	$710,000	$739,302
5.00%, 05/01/41 (NPFGC-FGIC)	500,000	511,655
Series B
5.00%, 05/01/20	1,250,000	1,295,275
5.00%, 05/01/34	1,915,000	2,011,018

		12,774,704

MARYLAND – 1.30%
Maryland State Department of Transportation RB Income Tax Revenue
5.00%, 02/15/23	2,500,000	2,827,600
Maryland State Department of Transportation RB Miscellaneous Taxes
5.00%, 05/01/14	275,000	308,677
Maryland State Transportation Authority RB Miscellaneous Revenue
5.00%, 03/01/13	500,000	535,300
Maryland State Transportation Authority RB Miscellaneous Taxes
5.00%, 03/01/17	1,000,000	1,195,610
Maryland State Transportation Authority RB Transit Revenue
5.00%, 07/01/38 (AGM)	2,000,000	2,109,880
State of Maryland GO
5.00%, 03/01/21	1,250,000	1,519,450
5.25%, 02/15/13	2,500,000	2,682,000
5.25%, 03/01/16	400,000	478,660
First Series
5.00%, 03/15/17	450,000	543,082
First Series B
5.25%, 02/15/12	8,000,000	8,184,880
Second Series
5.00%, 07/15/13	400,000	435,356
5.00%, 07/15/14	1,790,000	2,025,779
5.00%, 08/01/15	2,500,000	2,932,600
Second Series B
5.00%, 03/15/22	500,000	589,685

32	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2011

Security	Principal	Value
Second Series C
5.00%, 11/01/16	$540,000	$651,915
Third Series C
5.00%, 11/01/19	1,000,000	1,239,430

		28,259,904

MASSACHUSETTS – 4.72%
Commonwealth of Massachusetts GO
Series A
5.00%, 08/01/14	1,250,000	1,411,962
5.00%, 03/01/22 (PR 03/01/15)	550,000	635,701
5.00%, 03/01/23 (PR 03/01/15) (AGM)	4,020,000	4,650,979
5.00%, 09/01/28	4,410,000	4,808,973
5.00%, 03/01/34	460,000	487,411
5.00%, 03/01/39	1,975,000	2,080,959
6.00%, 11/01/11	250,000	252,423
Series B
5.00%, 11/01/16	1,100,000	1,316,898
5.25%, 09/01/23 (AGM)	215,000	265,824
5.25%, 09/01/24 (AGM)	500,000	616,115
Series C
5.50%, 12/01/16 (AGM)	500,000	612,520
5.50%, 12/01/17 (AGM)	500,000	619,960
5.50%, 12/01/23 (AMBAC)	250,000	313,488
Series D
5.50%, 10/01/16	1,600,000	1,951,088
5.50%, 10/01/18	400,000	498,668
5.50%, 10/01/19 (AMBAC)	1,355,000	1,701,568
5.50%, 10/01/20 (NPFGC)	2,200,000	2,772,022
Series E
5.00%, 11/01/25 (AMBAC)	2,115,000	2,520,488
Commonwealth of Massachusetts GOL
5.50%, 11/01/13	1,510,000	1,677,806
Series A
5.25%, 08/01/21	600,000	741,618
5.50%, 08/01/30 (AMBAC)	1,000,000	1,235,540
Series B
5.25%, 08/01/20	3,845,000	4,751,151
5.25%, 08/01/21	425,000	525,313
Series C
5.38%, 12/01/16 (PR 12/01/11)	500,000	506,480
5.50%, 11/01/11 (AGM)	600,000	605,352

Security	Principal	Value
5.50%, 11/01/14 (NPFGC-FGIC)	$3,620,000	$4,182,476
5.50%, 11/01/15 (GOI)	250,000	298,770
Series D
5.50%, 11/01/13 (NPFGC)	1,255,000	1,394,468
5.50%, 11/01/16	500,000	611,125
6.00%, 11/01/13 (NPFGC)	1,875,000	2,101,837
Commonwealth of Massachusetts RB Hotel Occupancy Tax
5.50%, 01/01/34 (NPFGC-FGIC)	1,500,000	1,702,980
Commonwealth of Massachusetts RB Miscellaneous Taxes
5.00%, 01/01/34 (PR 01/01/14) (FGIC)	575,000	634,099
5.25%, 01/01/25 (PR 01/01/14) (FGIC)	160,000	177,370
5.75%, 01/01/32 (PR 01/01/14) (FGIC)	815,000	912,914
Commonwealth of Massachusetts SO Dedicated Tax Revenue
5.25%, 01/01/26 (PR 01/01/14) (FGIC)	1,000,000	1,108,560
Commonwealth of Massachusetts SO Miscellaneous Revenue
5.00%, 12/15/13 (AGM)	250,000	275,665
5.00%, 12/15/14 (AGM)	1,875,000	2,133,637
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/28	130,000	151,384
5.00%, 07/01/31	700,000	801,423
5.00%, 07/01/32 (PR 07/01/12)	750,000	779,895
5.25%, 07/01/21	765,000	946,993
5.25%, 07/01/30	1,900,000	2,248,251
Series B
5.25%, 07/01/14	1,545,000	1,753,544
5.25%, 07/01/17	600,000	730,452
5.25%, 07/01/19	1,145,000	1,415,415
5.25%, 07/01/21	1,400,000	1,733,060
Series C
5.00%, 07/01/34 (PR 07/01/18)	1,450,000	1,781,586
5.50%, 07/01/16	1,380,000	1,674,734
5.50%, 07/01/17	300,000	369,557

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2011

Security	Principal	Value
Massachusetts Bay Transportation Authority RB Transit Revenue
Series B
5.25%, 07/01/21	$1,000,000	$1,237,900
Massachusetts School Building Authority RB Sales Tax Revenue
Series A
4.50%, 08/15/35 (AMBAC)	3,000,000	3,020,190
5.00%, 08/15/14 (AGM)	635,000	719,087
5.00%, 08/15/17 (AGM)	1,000,000	1,142,120
5.00%, 08/15/21 (AGM)	2,000,000	2,251,040
5.00%, 08/15/30 (AGM)	5,000,000	5,212,750
5.00%, 08/15/37 (AMBAC)	2,850,000	2,976,625
Massachusetts State Department of Transportation RB Highway Revenue Tolls
Series B
5.00%, 01/01/27	2,175,000	2,308,719
5.00%, 01/01/37	1,000,000	1,021,810
Massachusetts State Turnpike Authority RB Highway Revenue Tolls
Series A
5.00%, 01/01/20	300,000	350,313
Massachusetts State Water Pollution Abatement RB Water Revenue
5.25%, 08/01/21	500,000	628,500
Series A
5.25%, 08/01/15	1,855,000	2,187,601
5.25%, 08/01/19	1,000,000	1,250,130
Massachusetts Water Resources Authority RB Water Revenue
Series A
5.00%, 08/01/40 (GOI)	4,700,000	4,991,447
Series B
5.00%, 08/01/36 (GOI)	1,000,000	1,073,540
5.00%, 08/01/39 (GOI)	1,445,000	1,527,105
5.25%, 08/01/31 (AGM)	800,000	952,288
Series J
5.25%, 08/01/12 (AGM)	225,000	235,139

Security	Principal	Value
Metropolitan Boston Transit Parking Corp. RB Auto Parking Revenue
5.25%, 07/01/33	$2,000,000	$2,108,240

		102,675,046

MICHIGAN – 0.89%
City of Detroit GOL
5.00%, 11/01/30	1,000,000	1,029,580
City of Detroit RB Sewer Revenue
Series A
5.00%, 07/01/32 (PR 07/01/13) (AGM)	4,275,000	4,641,239
City of Detroit RB Water Revenue
Series B
6.25%, 07/01/36 (AGM)	750,000	831,090
Detroit City School District GO
Series A
5.00%, 05/01/15 (AGM)	185,000	202,693
5.25%, 05/01/30 (AGM)	2,500,000	2,553,725
Michigan State Building Authority RB Lease Revenue
0.00%, 10/15/30 (NPFGC-FGIC)	500,000	162,375
Series I
5.00%, 10/15/33 (AMBAC)	1,000,000	1,004,380
Series IA
5.00%, 10/15/32 (NPFGC-FGIC)	1,270,000	1,280,198
Series II
5.38%, 10/15/21	2,000,000	2,074,980
State of Michigan GO
Series A
5.00%, 05/01/17	200,000	233,670
5.00%, 05/01/19	230,000	265,772
5.00%, 11/01/20	760,000	866,164
5.25%, 11/01/22	200,000	225,586
State of Michigan RB Federal Grant Revenue
5.25%, 09/15/20 (AGM)	310,000	351,593
State of Michigan RB Miscellaneous Revenue
Series A
5.25%, 11/01/30 (PR 11/01/11) (AGM)	1,750,000	1,764,788

34	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2011

Security	Principal	Value
State of Michigan RB Transit Revenue
5.00%, 11/01/20	$1,600,000	$1,857,600

		19,345,433

MINNESOTA – 0.75%
Minnesota Public Facilities Authority RB Water Revenue
Series A
5.00%, 03/01/20	1,000,000	1,222,930
Southern Minnesota Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.25%, 01/01/15 (AMBAC)	1,000,000	1,132,630
State of Minnesota GO
5.00%, 11/01/11	2,800,000	2,822,578
5.00%, 10/01/13	500,000	548,715
5.00%, 08/01/17	800,000	973,832
5.00%, 08/01/25	2,000,000	2,225,420
Series A
5.00%, 08/01/15	1,000,000	1,172,190
5.00%, 08/01/16	1,500,000	1,798,965
5.00%, 08/01/18	500,000	614,190
5.00%, 08/01/25	1,600,000	1,856,560
Series D
5.00%, 08/01/14	1,000,000	1,132,690
5.00%, 08/01/20	640,000	792,544

		16,293,244

MISSISSIPPI – 0.08%
Mississippi Development Bank RB Electric Power & Light Revenues
5.00%, 03/01/41 (XLCA)	250,000	226,798
State of Mississippi GO
Series A
5.25%, 11/01/15	1,250,000	1,482,750

		1,709,548

MISSOURI – 0.66%
City of Kansas City RB Miscellaneous Revenue
Series C
5.25%, 04/01/40	500,000	506,915

Security	Principal	Value
Missouri Highway & Transportation Commission RB Highway Revenue Tolls
5.00%, 02/01/14	$625,000	$694,894
5.25%, 05/01/18	3,000,000	3,612,540
Series B
5.00%, 05/01/26	5,000,000	5,420,900
Missouri Joint Municipal Electric Utility Commission RB Electric Power & Light Revenues
5.00%, 01/01/34 (NPFGC)	2,000,000	1,994,520
Series A
5.00%, 01/01/42 (AMBAC)	2,000,000	2,012,880

		14,242,649

NEBRASKA – 0.12%
Nebraska Public Power District RB Electric Power & Light Revenues
Series B
5.00%, 01/01/12 (NPFGC)	700,000	711,263
5.00%, 01/01/14 (NPFGC)	255,000	280,582
Omaha Public Power District RB Electric Power & Light Revenues
Series A
5.00%, 02/01/16	605,000	711,534
Series AA
4.50%, 02/01/38 (NPFGC-FGIC)	1,000,000	989,290

		2,692,669

NEVADA – 0.96%
Clark County School District GOL
Series A
5.00%, 06/15/22	1,500,000	1,611,285
5.00%, 06/15/25 (NPFGC-FGIC)	1,350,000	1,426,572
5.00%, 06/15/27	5,000,000	5,180,050
5.25%, 06/15/15 (NPFGC-FGIC)	1,500,000	1,732,905
Series C
5.00%, 06/15/22 (PR 12/15/15) (AGM)	1,200,000	1,425,240
5.00%, 06/15/23 (PR 12/15/15) (AGM)	1,000,000	1,187,700

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2011

Security	Principal	Value
County of Clark RB Port Airport & Marina Revenue
Series B
5.13%, 07/01/36	$4,480,000	$4,541,869
Series C
5.00%, 07/01/23 (AGM)	500,000	542,060
State of Nevada GOL
5.00%, 06/01/27	3,000,000	3,206,880

		20,854,561

NEW HAMPSHIRE – 0.00%
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue
Series A
5.00%, 08/15/17	25,000	30,178

		30,178

NEW JERSEY – 5.28%
Essex County Improvement Authority RB General Fund
5.25%, 12/15/20 (AMBAC)	1,000,000	1,178,870
Garden State Preservation Trust RB Open Space & Farmland Preservation Revenue
Series A
5.75%, 11/01/28 (AGM)	1,500,000	1,836,600
Series C
5.25%, 11/01/20 (AGM)	700,000	863,905
Garden State Preservation Trust RB Recreational Revenue
Series A
5.00%, 11/01/21 (PR 11/01/13) (AGM)	300,000	330,036
5.25%, 11/01/19 (PR 11/01/13) (AGM)	250,000	276,377
5.50%, 11/01/13 (AGM)	500,000	555,335
New Jersey Economic Development Authority RB Federal Grant Revenue
Series Y
5.00%, 09/01/33	820,000	837,966

Security	Principal	Value
New Jersey Economic Development Authority RB General Fund
Series O
5.13%, 03/01/28	$1,500,000	$1,562,070
5.25%, 03/01/22	1,610,000	1,756,204
New Jersey Economic Development Authority RB Miscellaneous Revenue
5.00%, 12/15/18	1,000,000	1,145,800
Series A
5.00%, 05/01/12	250,000	257,318
5.00%, 07/01/29 (NPFGC)	200,000	205,620
5.25%, 07/01/15 (NPFGC)	500,000	548,885
5.25%, 07/01/16 (NPFGC)	380,000	413,296
5.25%, 07/01/17 (NPFGC)	3,050,000	3,306,688
Series AA
5.50%, 12/15/29	250,000	269,318
Series EE
5.00%, 09/01/20	1,500,000	1,697,910
5.25%, 09/01/24	750,000	827,857
Series F
5.00%, 06/15/26 (PR 06/15/13)	780,000	845,263
Series G
5.00%, 09/01/20 (PR 09/01/13) (AMBAC)	500,000	546,435
Series GG
5.00%, 09/01/22 (SAP)	250,000	277,737
5.25%, 09/01/27 (SAP)	585,000	630,811
Series K
5.25%, 12/15/15 (NPFGC-FGIC)	1,200,000	1,380,120
5.25%, 12/15/16 (AMBAC)	3,655,000	4,146,744
5.50%, 12/15/19 (AMBAC)	1,000,000	1,179,400
Series N-1
5.50%, 09/01/26 (AMBAC)	2,000,000	2,258,560
5.50%, 09/01/27 (NPFGC-FGIC)	2,000,000	2,253,260
Series W
5.00%, 03/01/16	385,000	435,978
New Jersey Economic Development Authority RB Special Assessment
Series A
6.38%, 04/01/31 (PR 05/15/14)	1,155,000	1,334,268

36	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2011

Security	Principal	Value
New Jersey Economic Development Authority RB Tobacco & Liquor Taxes
5.75%, 06/15/29	$1,750,000	$1,682,047
New Jersey Educational Facilities Authority RB College & University Revenue
4.38%, 09/01/20 (AGM)	505,000	531,432
Series A
5.25%, 09/01/21 (PR 09/01/12) (AMBAC)	640,000	671,962
Series B
4.50%, 07/01/37 (PR 07/01/16) (NPFGC)	620,000	726,293
New Jersey Educational Facilities Authority RB Miscellaneous Revenue
Series A
5.00%, 09/01/16 (AGM)	225,000	250,367
New Jersey State Turnpike Authority RB Highway Revenue Tolls Series A
5.00%, 01/01/20 (AGM)	7,700,000	8,209,701
5.00%, 01/01/21 (AGM)	1,900,000	2,017,979
6.00%, 01/01/12 (NPFGC)	1,875,000	1,911,150
6.00%, 01/01/13 (NPFGC)	4,260,000	4,585,251
Series C
6.50%, 01/01/13 (NPFGC)	1,500,000	1,624,500
Series H
5.00%, 01/01/36	1,500,000	1,542,540
Series I
5.00%, 01/01/31	1,970,000	2,057,192
New Jersey State Turnpike Authority RB Miscellaneous Revenue Series E
5.25%, 01/01/40	1,500,000	1,560,960
New Jersey Transit Corp. COP Lease Appropriation Series A
5.25%, 09/15/14 (AMBAC)	500,000	552,335
New Jersey Transit Corp. COP Lease Revenue
5.00%, 09/15/17 (NPFGC-FGIC)	440,000	490,459

Security	Principal	Value
New Jersey Transportation Trust Fund Authority RB Fuel Sales Tax Revenue Series B
5.50%, 12/15/20 (NPFGC-FGIC)	$3,000,000	$3,517,620
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls Series A
5.00%, 06/15/20 (PR 06/15/14) (FGIC)	500,000	562,905
5.75%, 06/15/17	785,000	922,132
New Jersey Transportation Trust Fund Authority RB Miscellaneous Revenue Series A
5.50%, 06/15/41 (SAP)	400,000	424,848
Series B
5.25%, 12/15/12 (NPFGC-FGIC)	3,850,000	4,074,878
5.25%, 12/15/14 (NPFGC)	3,750,000	4,225,950
New Jersey Transportation Trust Fund Authority RB Transit Revenue
4.25%, 12/15/22 (AGM)	10,000	10,005
5.25%, 12/15/19	2,360,000	2,740,432
5.25%, 12/15/21 (NPFGC)	695,000	796,380
5.50%, 06/15/13	350,000	382,406
Series A
0.00%, 12/15/25	2,085,000	969,838
0.00%, 12/15/28	4,140,000	1,548,443
0.00%, 12/15/31	6,000,000	1,776,420
0.00%, 12/15/32	400,000	109,028
0.00%, 12/15/34	1,055,000	245,477
0.00%, 12/15/37	5,500,000	1,052,480
0.00%, 12/15/38	8,725,000	1,563,694
0.00%, 12/15/39	6,630,000	1,115,696
5.00%, 12/15/34 (AMBAC)	835,000	849,805
5.25%, 12/15/20	3,080,000	3,550,316
5.25%, 12/15/21 (NPFGC)	5,000	6,325
5.50%, 12/15/13 (AMBAC)	1,250,000	1,372,887
5.50%, 12/15/22	1,000,000	1,161,200
5.50%, 12/15/23	500,000	577,695
Series B
6.00%, 12/15/18 (PR 12/15/11) (NPFGC)	2,000,000	2,032,920
Series C
0.00%, 12/15/24 (AMBAC)	1,665,000	822,610

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2011

Security	Principal	Value
0.00%, 12/15/28 (AMBAC)	$2,000,000	$745,520
5.50%, 12/15/11 (AGM)	2,215,000	2,248,491
5.50%, 12/15/15 (AGM)	425,000	496,064
5.50%, 12/15/17 (AGM)	1,000,000	1,184,730
5.50%, 06/15/18 (PR 06/15/13)	2,150,000	2,347,886
5.50%, 06/15/22 (PR 06/15/13)	1,000,000	1,092,040
5.50%, 06/15/24 (PR 06/15/13)	1,000,000	1,092,040
State of New Jersey GO
5.00%, 08/01/15	1,200,000	1,392,084
Series D
6.00%, 02/15/13	250,000	269,872
Series H
5.25%, 07/01/14	1,250,000	1,411,725
Series L
5.25%, 07/15/16 (AMBAC)	725,000	863,504
5.25%, 07/15/19 (AMBAC)	2,000,000	2,432,380
Series Q
5.00%, 08/15/19	1,000,000	1,199,440

		114,760,965

NEW MEXICO – 0.29%
New Mexico Finance Authority RB Federal Grant Revenue
5.00%, 06/15/23	2,250,000	2,632,815
New Mexico Finance Authority RB Fuel Sales Tax Revenue Series A
5.25%, 06/15/15 (NPFGC)	2,300,000	2,697,670
New Mexico Finance Authority RB Transit Revenue Series B
5.00%, 06/15/12 (AMBAC)	300,000	311,016
State of New Mexico RB Miscellaneous Taxes Series D
5.00%, 07/01/16	500,000	595,695

		6,237,196

NEW YORK – 17.34%
Brooklyn Arena Local Development Corp. RB Recreational Revenue
6.38%, 07/15/20	1,875,000	1,913,794

Security	Principal	Value
City of New York GO Series A
5.00%, 08/01/28	$1,010,000	$1,086,750
Series A-1
5.00%, 08/01/12	450,000	469,485
5.00%, 08/15/12	400,000	418,044
5.00%, 08/01/13	2,760,000	3,001,334
5.00%, 08/15/13	285,000	310,411
5.00%, 08/01/15	1,075,000	1,246,312
5.00%, 08/01/17	355,000	423,582
5.00%, 08/01/18	2,000,000	2,340,740
5.00%, 08/01/32	1,000,000	1,074,380
5.25%, 08/15/23	7,250,000	8,176,405
Series B
5.25%, 08/01/12	750,000	784,193
5.25%, 08/01/15	500,000	565,345
Series B-1
5.25%, 09/01/20	500,000	586,395
5.25%, 09/01/23	2,180,000	2,459,738
5.25%, 09/01/24	1,000,000	1,118,150
Series C
3.63%, 08/01/13 (CIFG)	400,000	424,012
5.00%, 08/01/13	1,115,000	1,212,496
5.00%, 08/01/14 (CIFG)	300,000	337,929
5.00%, 08/01/15	200,000	231,872
5.00%, 08/01/17 (AGM)	1,000,000	1,138,450
5.00%, 08/01/19	1,265,000	1,512,712
5.00%, 08/01/24	1,000,000	1,114,690
5.25%, 08/01/18	480,000	582,437
Series C-1
5.00%, 10/01/11	200,000	200,798
5.00%, 10/01/18	500,000	586,915
5.00%, 10/01/20	480,000	546,014
5.00%, 10/01/22	805,000	896,504
Series D1
5.13%, 12/01/27	1,500,000	1,618,395
Series E
4.00%, 08/01/14	450,000	494,460
5.00%, 08/01/16	2,600,000	3,071,146
5.00%, 08/01/19	1,000,000	1,149,620
5.00%, 11/01/20 (AGM)	450,000	496,314
5.00%, 08/01/21	1,000,000	1,162,080
5.00%, 08/01/27	1,000,000	1,089,050

38	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2011

Security	Principal	Value
Series F-1
5.00%, 09/01/15	$285,000	$331,087
Series G
5.00%, 08/01/12	440,000	459,053
5.00%, 08/01/13	250,000	271,860
5.00%, 08/01/14	330,000	372,131
5.00%, 08/01/15	1,100,000	1,275,296
5.00%, 08/01/22	785,000	872,441
5.00%, 08/01/24	650,000	707,512
Series H
5.00%, 08/01/13	1,550,000	1,685,532
Series I
4.50%, 08/01/12	240,000	249,295
5.00%, 08/01/13	1,000,000	1,087,440
5.00%, 08/01/15	310,000	348,282
5.00%, 08/01/19	250,000	273,975
Series I-1
5.00%, 08/01/18	215,000	257,420
5.38%, 04/01/36	3,500,000	3,745,805
Series J
5.00%, 03/01/30	1,755,000	1,820,497
5.50%, 06/01/23 (PR 06/01/13)	1,000,000	1,091,240
Series J-1
5.00%, 05/15/25	275,000	303,515
5.00%, 05/15/31	1,500,000	1,597,515
Series L-1
5.00%, 04/01/27	1,200,000	1,291,464
Series M
5.00%, 04/01/22	425,000	468,329
Series O
5.00%, 06/01/17 (AGM)	500,000	566,680
5.00%, 06/01/20	2,000,000	2,244,860
Hudson Yards Infrastructure Corp. RB Miscellaneous Revenue Series A
4.50%, 02/15/17 (NPFGC)	1,600,000	1,379,664
5.00%, 02/15/17	5,675,000	5,409,977
Long Island Power Authority RB Electric Power & Light Revenues Series A
5.00%, 05/01/15	1,025,000	1,170,683
5.00%, 12/01/16 (AGM)	2,000,000	2,317,940
5.00%, 12/01/19 (NPFGC-FGIC)	240,000	270,168

Security	Principal	Value
5.00%, 12/01/26 (XLCA)	$1,200,000	$1,267,320
5.25%, 12/01/20 (NPFGC-FGIC)	2,000,000	2,255,540
5.50%, 12/01/13 (AGM)	275,000	306,317
5.50%, 04/01/22	500,000	577,895
5.50%, 05/01/33 (BHAC)	1,100,000	1,196,602
5.75%, 04/01/39	3,700,000	4,046,394
Series B
5.25%, 12/01/12	300,000	317,661
5.25%, 06/01/14	1,600,000	1,789,728
5.25%, 12/01/14	1,000,000	1,137,930
5.75%, 04/01/25	1,050,000	1,177,890
5.75%, 04/01/33	2,190,000	2,390,582
Series D
5.00%, 09/01/12 (NPFGC)	240,000	250,884
5.00%, 09/01/14 (NPFGC)	155,000	173,753
Series E
5.00%, 12/01/17	850,000	986,994
5.00%, 12/01/17 (NPFGC-FGIC)	475,000	551,556
5.00%, 12/01/18 (NPFGC)	500,000	572,240
Series F
5.00%, 05/01/17 (NPFGC)	225,000	263,275
Metropolitan Transportation Authority RB Fuel Sales Tax Revenue Series A
5.00%, 04/01/23 (PR 10/01/15) (FGIC)	430,000	507,254
Metropolitan Transportation Authority RB Miscellaneous Revenue Series A
5.00%, 07/01/22 (NPFGC-FGIC)	150,000	154,215
5.00%, 07/01/25 (NPFGC-FGIC)	1,000,000	1,027,590
5.13%, 01/01/24 (SAP)	2,700,000	2,777,274
5.13%, 01/01/29 (SAP)	2,020,000	2,069,308
5.50%, 01/01/15 (SAP)	1,660,000	1,893,695
5.50%, 01/01/20 (NPFGC)	415,000	429,674
5.75%, 01/01/16 (SAP)	625,000	733,156
Metropolitan Transportation Authority RB Transit Revenue
5.00%, 11/15/23	825,000	868,477
5.00%, 11/15/30	500,000	559,650
Series A
4.50%, 11/15/38	1,800,000	1,692,306
4.75%, 11/15/27 (NPFGC)	6,330,000	6,482,173

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2011

Security	Principal	Value
4.75%, 11/15/30 (AMBAC)	$250,000	$253,310
5.00%, 11/15/18	250,000	289,593
5.00%, 11/15/21	500,000	505,545
5.00%, 11/15/25 (NPFGC-FGIC)	1,850,000	1,918,598
5.00%, 11/15/30 (AGM)	2,610,000	2,631,063
5.00%, 11/15/35	1,400,000	1,412,656
5.13%, 11/15/31	950,000	956,935
5.50%, 11/15/13 (AMBAC)	2,555,000	2,804,087
5.50%, 11/15/14 (AMBAC)	3,245,000	3,687,942
5.50%, 11/15/16 (AMBAC)	500,000	521,430
5.50%, 11/15/39	600,000	640,338
Series B
4.50%, 11/15/37	500,000	472,040
4.75%, 11/15/31	430,000	434,515
5.00%, 11/15/34	2,500,000	2,610,975
5.25%, 11/15/23 (AMBAC)	1,050,000	1,215,123
Series B-1
5.00%, 07/01/17 (PR 01/01/12) (AMBAC)	5,000,000	5,080,600
Series C
6.25%, 11/15/23	2,700,000	3,186,432
Series D
5.25%, 11/15/34	280,000	290,534
Series F
5.00%, 11/15/35	1,500,000	1,511,190
Nassau County Interim Finance Authority RB Sales Tax Revenue
Series A
5.00%, 11/15/12 (AMBAC)	230,000	243,186
Nassau County Sewer & Storm Water Finance Authority RB Water Revenue
Series A
5.13%, 11/01/23 (BHAC)	520,000	581,053
New York City Industrial Development Agency RB Recreational Revenue
5.00%, 09/01/16 (FGIC)	1,550,000	1,437,516
5.00%, 03/01/31 (FGIC)	290,000	290,380
New York City Municipal Water Finance Authority RB Sewer Revenue
Series AA
4.50%, 06/15/39 (NPFGC-FGIC)	1,245,000	1,248,698

Security	Principal	Value
5.00%, 06/15/27	$500,000	$536,260
Series CC
5.00%, 06/15/34	2,900,000	3,040,853
New York City Municipal Water Finance Authority RB Water Revenue
5.00%, 06/15/26	1,250,000	1,402,000
5.00%, 06/15/32	1,000,000	1,070,240
5.38%, 12/15/20	2,000,000	2,193,580
Series A
4.75%, 06/15/30	4,850,000	5,048,753
5.00%, 06/15/38	4,125,000	4,282,039
5.00%, 06/15/39	2,990,000	3,055,052
5.75%, 06/15/40	500,000	556,880
Series AA
5.00%, 06/15/21	1,000,000	1,146,700
5.00%, 06/15/22	5,000,000	5,668,000
Series B
5.00%, 06/15/28 (AMBAC)	470,000	506,397
Series BB
5.00%, 06/15/27	1,000,000	1,090,050
5.00%, 06/15/31	1,550,000	1,656,702
Series C
4.75%, 06/15/33	3,925,000	4,014,097
5.00%, 06/15/35	1,400,000	1,431,696
Series D
5.00%, 06/15/28	280,000	302,551
5.00%, 06/15/38	7,200,000	7,396,848
Series DD
4.75%, 06/15/36	500,000	507,805
5.00%, 06/15/32	900,000	949,707
5.00%, 06/15/39	780,000	784,079
Series EE
5.25%, 06/15/40	900,000	968,976
Series FF-2
5.00%, 06/15/40	710,000	744,953
Series GG-1
5.00%, 06/15/39	1,960,000	2,056,491
New York City Transitional Finance Authority RB Income Tax Revenue
5.00%, 02/01/31	2,500,000	2,708,775
Series A
5.00%, 11/01/23	1,000,000	1,165,230
5.00%, 05/01/28	1,000,000	1,090,220

40	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2011

Security	Principal	Value
Series A-1
5.00%, 11/01/13	$250,000	$274,383
Series B
5.00%, 11/01/13	1,015,000	1,114,693
5.00%, 11/01/15	725,000	850,607
5.00%, 11/01/21	2,800,000	3,271,968
5.00%, 11/01/25	1,050,000	1,155,199
Series C
5.00%, 11/01/33	500,000	536,835
5.00%, 11/01/39	500,000	529,365
Series C-1
5.00%, 11/01/27	2,800,000	3,066,784
Series D-2
5.00%, 11/01/12	1,000,000	1,055,500
Series E
5.00%, 11/01/18	1,500,000	1,814,610
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
4.50%, 01/15/38 (SAW)	1,575,000	1,553,375
5.00%, 07/15/36 (NPFGC-FGIC)	1,000,000	1,027,900
5.50%, 07/15/28 (SAW)	3,255,000	3,566,145
Series S-2
6.00%, 07/15/38 (SAW)	250,000	279,930
Series S-4
5.50%, 01/15/39 (SAW)	675,000	728,771
Series S-5
5.00%, 01/15/31 (SAW)	1,400,000	1,470,308
New York City Transitional Finance Authority RB Miscellaneous Taxes
5.00%, 11/01/16	500,000	574,280
5.00%, 11/01/17	2,000,000	2,256,200
Series A-1
5.00%, 11/01/12	500,000	527,590
5.00%, 11/01/13	3,070,000	3,369,417
5.00%, 11/01/14	3,600,000	4,099,752
New York City Transitional Finance Authority RB Sales Tax Revenue
Series A-1
5.00%, 08/01/12	300,000	313,110
New York City Trust for Cultural Resources RB Recreational Revenue
5.00%, 04/01/31	2,000,000	2,122,240

Security	Principal	Value
New York Convention Center Development Corp. RB Hotel Occupancy Tax
5.00%, 11/15/15 (AMBAC)	$2,250,000	$2,259,990
New York Local Government Assistance Corp. RB Miscellaneous Revenue
Series C
5.00%, 04/01/12 (GOI)	875,000	899,657
New York Local Government Assistance Corp. RB Sales Tax Revenue
Series A
5.00%, 04/01/13 (GOI)	500,000	536,845
Series C
5.50%, 04/01/17 (GOI)	4,800,000	5,669,232
New York Power Authority (The) RB Electric Power & Light Revenues
Series C
5.00%, 11/15/15 (NPFGC)	1,000,000	1,170,310
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/22	3,100,000	3,444,937
New York State Dormitory Authority RB Health Hospital Nursing
Home Revenue
5.50%, 05/01/37	850,000	864,280
5.75%, 05/01/37	435,000	449,103
New York State Dormitory Authority RB Income Tax Revenue
5.00%, 03/15/27 (PR 03/15/13)	1,000,000	1,072,490
Series A
5.00%, 03/15/25	3,700,000	4,097,010
5.00%, 03/15/27	6,000,000	6,529,200
Series B
5.00%, 03/15/28	500,000	547,580
5.50%, 03/15/26 (AMBAC)	845,000	1,046,338
Series C
5.00%, 12/15/31	3,500,000	3,687,320
Series D
5.00%, 03/15/36	1,200,000	1,249,248
Series F
5.00%, 03/15/30	2,000,000	2,093,580

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2011

Security	Principal	Value
New York State Dormitory Authority RB Miscellaneous Revenue
5.50%, 07/01/18 (NPFGC-FGIC)	$1,405,000	$1,714,564
New York State Dormitory Authority RB Property Tax
Series D
5.25%, 10/01/23 (NPFGC)	1,050,000	1,090,120
New York State Environmental Facilities Corp. RB Federal Grant Revenue
5.00%, 10/15/35	1,850,000	1,968,252
New York State Environmental Facilities Corp. RB Water Revenue
5.00%, 06/15/30	1,600,000	1,707,280
5.00%, 06/15/37	1,700,000	1,780,529
5.00%, 06/15/41	2,000,000	2,122,260
Series B
4.50%, 06/15/36	220,000	221,604
4.75%, 06/15/32	400,000	412,216
New York State Thruway Authority RB Highway Revenue Tolls
Series B
5.00%, 04/01/14 (AGM)	3,730,000	4,149,028
5.00%, 04/01/16 (NPFGC-FGIC)	1,200,000	1,396,284
5.00%, 04/01/21 (AMBAC)	840,000	924,798
5.00%, 04/01/27	4,985,000	5,380,061
Series H
5.00%, 01/01/20 (NPFGC)	1,500,000	1,694,895
5.00%, 01/01/21 (NPFGC)	3,400,000	3,799,840
5.00%, 01/01/22 (NPFGC-FGIC)	1,280,000	1,414,170
5.00%, 01/01/23 (NPFGC-FGIC)	720,000	788,544
New York State Thruway Authority RB Miscellaneous Revenue
5.00%, 04/01/13	350,000	374,171
5.00%, 04/01/14	1,080,000	1,196,910
5.00%, 04/01/15	1,065,000	1,215,985
5.00%, 04/01/18	250,000	294,778
5.00%, 04/01/19	500,000	589,635
Series B
5.00%, 04/01/19	2,700,000	3,195,261
5.00%, 04/01/20	2,000,000	2,326,640

Security	Principal	Value
New York State Thruway Authority RB Transit Revenue
Series A
5.00%, 03/15/18	$500,000	$598,075
5.00%, 03/15/26	1,700,000	1,875,695
New York State Urban Development Corp. RB Income Tax Revenue
5.00%, 12/15/17	200,000	241,150
5.00%, 12/15/18	2,300,000	2,775,801
Series A
5.00%, 03/15/16	500,000	587,510
5.00%, 03/15/19	1,000,000	1,197,830
Series A-1
5.00%, 12/15/18	310,000	374,130
Series B
5.00%, 03/15/32	1,000,000	1,051,250
Series B-1
5.00%, 03/15/28	250,000	273,790
5.00%, 03/15/36	2,000,000	2,107,720
New York State Urban Development Corp. RB Miscellaneous Revenue
Series B
5.25%, 01/01/24	250,000	276,213
Series D
5.00%, 01/01/16	1,275,000	1,471,962
5.25%, 01/01/20	1,000,000	1,172,940
5.25%, 01/01/21	500,000	578,530
5.50%, 01/01/19	1,515,000	1,830,165
5.63%, 01/01/28	1,245,000	1,371,579
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
4.50%, 11/15/34 (AMBAC)	205,000	206,423
4.50%, 01/15/36 (GOI)	255,000	255,992
4.50%, 09/15/39 (GOI)	750,000	752,498
4.75%, 07/15/31 (GOI)	1,870,000	1,944,351
4.75%, 07/15/33 (GOI)	285,000	291,527
5.00%, 07/15/33 (GOI)	2,250,000	2,422,485
5.00%, 07/15/35 (GOI)	500,000	530,110
5.00%, 09/15/36 (GOI)	2,500,000	2,633,475
5.00%, 07/15/38 (GOI)	125,000	130,379
5.00%, 03/15/39 (GOI)	1,690,000	1,734,126

42	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2011

Security	Principal	Value
Series 5
5.38%, 03/01/28 (GOI)	$2,000,000	$2,311,660
Sales Tax Asset Receivable Corp. RB Sales Tax Revenue
Series A
5.00%, 10/15/23 (NPFGC)	495,000	541,926
5.00%, 10/15/24 (NPFGC)	230,000	251,569
5.00%, 10/15/29 (AMBAC)	850,000	900,065
5.00%, 10/15/32 (AMBAC)	3,235,000	3,372,779
5.25%, 10/15/18 (NPFGC)	500,000	561,620
5.25%, 10/15/27 (AMBAC)	1,000,000	1,080,260
State of New York GO
Series A
5.00%, 02/15/39	1,045,000	1,106,247
Series C
3.00%, 02/01/16	535,000	579,330
4.00%, 04/15/12	1,200,000	1,227,864
5.00%, 04/15/13	250,000	268,928
5.00%, 04/15/14	500,000	559,600
Triborough Bridge & Tunnel Authority RB Highway Revenue Tolls
5.00%, 11/15/37 (GOI)	5,450,000	5,682,769
Series A
5.00%, 01/01/32 (PR 01/01/12) (GOI)	500,000	507,975
5.00%, 11/15/35	3,000,000	3,106,740
Series B
5.00%, 11/15/32 (GOI)	5,150,000	5,358,420
5.25%, 11/15/12 (GOI)	500,000	529,635
Series D
5.00%, 11/15/26	1,000,000	1,080,860
5.00%, 11/15/31	3,000,000	3,155,310
Series Y
5.50%, 01/01/17 (GOI)	1,000,000	1,130,680

		376,700,469

NORTH CAROLINA – 1.59%
City of Charlotte RB Sewer Revenue
5.00%, 07/01/38	1,500,000	1,598,985

Security	Principal	Value
County of Mecklenburg GO
Series A
5.00%, 08/01/16	$525,000	$629,638
Series C
5.00%, 02/01/14	750,000	833,873
County of Wake GO
Series C
5.00%, 03/01/20	1,000,000	1,232,550
5.00%, 03/01/25	1,550,000	1,905,043
North Carolina Eastern Municipal Power Agency RB Electric Power & Light Revenues
Series A
4.50%, 01/01/24 (PR 01/01/22)	500,000	596,585
5.00%, 01/01/21	3,000,000	3,456,150
Series B
5.00%, 01/01/26	2,000,000	2,140,360
6.00%, 01/01/22	390,000	473,534
Series D
5.50%, 01/01/14	700,000	771,435
North Carolina Municipal Power Agency No. 1 RB Electric Power & Light Revenues
Series B
5.00%, 01/01/21	2,500,000	2,870,125
Raleigh Durham Airport Authority RB Port Airport & Marina Revenue
Series A
5.00%, 05/01/32	630,000	667,202
State of North Carolina GO
5.00%, 03/01/12	7,485,000	7,665,388
Series A
5.00%, 09/01/16	1,125,000	1,352,216
Series B
5.00%, 04/01/12	1,000,000	1,028,060
5.00%, 06/01/16	535,000	638,747
5.00%, 06/01/19	1,000,000	1,232,110
Series C
5.00%, 05/01/19	1,000,000	1,230,590
5.00%, 05/01/22	1,050,000	1,302,630

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2011

Security	Principal	Value
State of North Carolina RB Miscellaneous Revenue
Series A
5.00%, 05/01/29 (SAP)	$1,500,000	$1,641,060
University of North Carolina at Chapel Hill RB College & University Revenue
5.00%, 12/01/36	1,180,000	1,253,325

		34,519,606

OHIO – 0.81%
American Municipal Power Inc. RB Electric Power & Light Revenues
5.00%, 02/15/38	1,000,000	1,025,980
Cincinnati City School District GO
5.25%, 12/01/25 (NPFGC-FGIC)	20,000	23,632
5.25%, 12/01/30 (NPFGC-FGIC)	1,000,000	1,146,220
City of Columbus RB Sewer Revenue
Series A
5.00%, 06/01/27	1,500,000	1,625,250
5.00%, 06/01/31	3,330,000	3,533,130
Ohio State Turnpike Commission RB Highway Revenue Tolls
Series A
5.00%, 02/15/31	1,500,000	1,602,255
State of Ohio GO
Series A
5.00%, 09/15/16	1,000,000	1,186,930
5.38%, 09/01/28	1,970,000	2,177,067
State of Ohio RB Highway Revenue Tolls
Series 2008-1
5.00%, 06/15/16	800,000	941,704
5.75%, 06/15/19	3,500,000	4,255,055

		17,517,223

OKLAHOMA – 0.10%
Grand River Dam Authority RB Electric Power & Light Revenues
Series A
5.00%, 06/01/12 (AGM)	1,000,000	1,034,960
5.25%, 06/01/40	500,000	527,210

Security	Principal	Value
Oklahoma Municipal Power Authority RB Electric Power & Light Revenues
Series A
4.50%, 01/01/47 (NPFGC-FGIC)	$750,000	$728,880

		2,291,050

OREGON – 0.81%
City of Portland RB Sewer Revenue
Series A
5.00%, 06/01/14 (NPFGC)	2,850,000	3,203,998
5.00%, 03/01/35	1,000,000	1,064,780
Oregon State Department of Administrative Services RB Miscellaneous Revenue
5.00%, 09/01/11 (AGM)	4,225,000	4,225,000
Series A
5.00%, 04/01/13 (AGM)	1,500,000	1,610,025
Oregon State Department of Transportation RB Fuel Sales Tax Revenue
Series A
4.50%, 11/15/32	3,725,000	3,795,477
State of Oregon GO
Series A
4.50%, 08/01/32	3,665,000	3,774,217

		17,673,497

PENNSYLVANIA – 2.30%
City of Philadelphia RB Port Airport & Marina Revenue
Series A
5.00%, 06/15/40	500,000	502,790
City of Philadelphia RB Water Revenue
5.25%, 12/15/14 (AMBAC)	2,000,000	2,273,260
Series B
4.75%, 11/01/31 (AMBAC)	300,000	304,791
Commonwealth of Pennsylvania GO
5.00%, 07/01/19	475,000	580,531
5.00%, 07/01/20	1,355,000	1,648,317
5.00%, 07/01/21	500,000	609,090
5.25%, 07/01/15	1,800,000	2,112,210

44	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2011

Security	Principal	Value
First Series
5.00%, 02/15/14	$750,000	$833,730
5.00%, 10/01/26	1,085,000	1,206,954
Second Series
5.00%, 07/01/13 (NPFGC-FGIC)	3,300,000	3,582,084
5.00%, 08/01/18	1,000,000	1,192,690
5.00%, 05/01/19	2,600,000	3,170,362
5.00%, 01/01/20 (PR 01/01/16)	3,500,000	4,136,300
5.00%, 05/01/20	755,000	916,970
5.00%, 05/01/21	1,500,000	1,802,175
Third Series
5.00%, 09/01/13	625,000	682,950
5.00%, 09/01/14 (AGM)	1,250,000	1,417,800
5.00%, 07/15/17	725,000	875,496
County of Chester GO
5.00%, 07/15/28	1,410,000	1,579,087
Delaware River Port Authority RB Highway Revenue Tolls
Series D
5.00%, 01/01/35	500,000	515,080
Delaware Valley Regional Financial Authority RB Miscellaneous Revenue
5.50%, 07/01/12	2,900,000	2,997,614
Series A
5.50%, 08/01/28 (AMBAC)	225,000	232,781
Pennsylvania Turnpike Commission RB Highway Revenue Tolls
0.00%, 12/01/34	500,000	396,405
6.00%, 12/01/36	1,500,000	1,710,015
Series A-1
5.00%, 06/01/38 (AGM)	500,000	505,845
Series B
5.00%, 12/01/18	1,905,000	2,264,797
5.00%, 12/01/24	500,000	552,750
5.25%, 06/01/24	575,000	621,857
5.25%, 06/01/39	4,780,000	4,846,394
5.75%, 06/01/39	250,000	263,380
Series D
5.13%, 12/01/40	2,100,000	2,088,786

Security	Principal	Value
State Public School Building Authority RB Lease Appropriation
5.25%, 06/01/26 (PR 06/01/13) (AGM)	$1,000,000	$1,086,270
5.50%, 06/01/28 (AGM)	470,000	545,397
State Public School Building Authority RB Lease Revenue
Series A
5.00%, 06/01/31 (AGM)	1,800,000	1,844,082

		49,899,040

PUERTO RICO – 5.53%
Commonwealth of Puerto Rico GO
5.50%, 07/01/13 (FGIC)	550,000	586,834
5.50%, 07/01/15 (AGM)	630,000	706,028
5.50%, 07/01/16 (AGM)	200,000	225,642
Series A
5.00%, 07/01/14 (AGM)	1,100,000	1,197,933
5.00%, 07/01/16 (AGM)	230,000	254,306
5.00%, 07/01/23	1,000,000	1,008,570
5.00%, 07/01/29	775,000	736,328
5.25%, 07/01/24	1,000,000	1,014,830
5.50%, 07/01/17	1,000,000	1,115,540
5.50%, 07/01/17 (XLCA)	1,175,000	1,310,759
5.50%, 07/01/18	2,785,000	3,098,591
5.50%, 07/01/19 (NPFGC)	1,000,000	1,106,340
Series B
5.25%, 07/01/17	1,780,000	1,933,400
5.75%, 07/01/38	2,425,000	2,388,916
5.88%, 07/01/36	2,000,000	2,001,100
Series E
5.50%, 07/01/31	1,500,000	1,478,520
Government Development Bank for Puerto Rico RB Miscellaneous Revenue
Series B
5.00%, 12/01/11	225,000	227,273
5.00%, 12/01/13	300,000	320,814
5.00%, 12/01/14	1,300,000	1,405,703
5.00%, 12/01/15	1,460,000	1,580,611

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2011

Security	Principal	Value
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Water Revenue
Series A
6.00%, 07/01/38	$5,620,000	$5,633,488
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series II
5.13%, 07/01/26 (PR 07/01/12) (AGM)	620,000	651,279
5.25%, 07/01/31 (PR 07/01/12)	4,500,000	4,731,705
Series TT
5.00%, 07/01/32	2,000,000	1,914,980
5.00%, 07/01/37	4,100,000	3,845,554
Series V
5.25%, 07/01/30 (NPFGC-FGIC)	2,500,000	2,523,700
Series WW
5.25%, 07/01/33	1,500,000	1,473,120
5.50%, 07/01/38	4,820,000	4,830,459
Series XX
5.25%, 07/01/40	1,500,000	1,454,400
Series ZZ
5.25%, 07/01/19	1,000,000	1,109,180
5.25%, 07/01/26	1,000,000	1,024,060
Puerto Rico Highway & Transportation Authority RB Fuel Sales Tax Revenue
Series J
5.13%, 07/01/39 (PR 07/01/14)	410,000	464,772
5.13%, 07/01/43 (PR 07/01/14)	200,000	226,718
Series X
5.50%, 07/01/15	200,000	219,224
Puerto Rico Highway & Transportation Authority RB Highway Revenue Tolls
Series CC
5.25%, 07/01/36 (AGM)	2,035,000	2,034,837
5.50%, 07/01/30	500,000	510,585
Series K
5.00%, 07/01/30	700,000	656,096
5.00%, 07/01/40 (PR 07/01/15)	400,000	469,088
Series L
5.25%, 07/01/38 (AMBAC)	3,800,000	3,488,096
Series M
5.00%, 07/01/17	4,500,000	3,909,690

Security	Principal	Value
Series N
5.25%, 07/01/31 (AMBAC)	$1,040,000	$994,250
5.25%, 07/01/36 (AGM)	2,000,000	1,999,840
Puerto Rico Infrastructure Financing Authority RB Sales Tax Revenue
Series C
5.50%, 07/01/16 (AMBAC)	1,000,000	1,093,760
5.50%, 07/01/17 (AMBAC)	2,550,000	2,806,963
5.50%, 07/01/25 (AMBAC)	4,625,000	4,867,766
Puerto Rico Municipal Finance Agency GO
Series C
5.25%, 08/01/17 (AGM)	760,000	848,168
Puerto Rico Public Buildings Authority RB Lease Non-Terminable
Series H
5.50%, 07/01/16 (AMBAC)	1,650,000	1,813,581
Series I
5.00%, 07/01/36 (GTD)	3,000,000	2,707,860
Series P
6.25%, 07/01/26 (GTD)	1,000,000	1,068,090
6.75%, 07/01/36 (GTD)	2,500,000	2,763,425
Puerto Rico Public Buildings Authority RB Lease Revenue
Series Q
5.50%, 07/01/37 (GTD)	310,000	299,612
Puerto Rico Public Finance Corp. RB Miscellaneous Revenue
5.50%, 08/01/29 (PR 02/01/12)	250,000	255,473
Puerto Rico Sales Tax Financing Corp. RB Sales Tax Revenue
0.00%, 08/01/32	2,000,000	1,720,860
Series A
0.00%, 08/01/35	5,375,000	1,158,689
0.00%, 08/01/36	4,500,000	905,400
0.00%, 08/01/41 (NPFGC-FGIC)	2,000,000	306,420
0.00%, 08/01/43 (NPFGC)	500,000	66,600
0.00%, 08/01/44 (NPFGC)	2,000,000	249,860
0.00%, 08/01/45 (NPFGC)	1,000,000	117,010
0.00%, 08/01/46 (NPFGC)	7,750,000	846,300
0.00%, 08/01/47 (AMBAC)	5,500,000	560,395
0.00%, 08/01/54 (AMBAC)	31,525,000	1,886,771
4.38%, 08/01/20	215,000	231,581

46	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2011

Security	Principal	Value
5.00%, 08/01/18	$220,000	$250,224
5.25%, 08/01/27	1,430,000	1,501,686
5.38%, 08/01/39	3,000,000	3,021,060
5.50%, 08/01/19	1,250,000	1,265,887
5.50%, 08/01/23	520,000	575,999
5.50%, 08/01/28	470,000	495,549
5.50%, 08/01/37	345,000	351,731
5.75%, 08/01/37	4,000,000	4,138,480
6.00%, 08/01/19	9,625,000	10,163,711
Series C
0.00%, 08/01/38	7,500,000	1,319,850
5.13%, 08/01/20 (AGM)	1,360,000	1,383,800
5.25%, 08/01/20	1,250,000	1,238,763

		120,144,483

RHODE ISLAND – 0.09%
Rhode Island Convention
Center Authority RB
Miscellaneous Revenue
Series B
5.25%, 05/15/15 (NPFGC)	410,000	432,394
Rhode Island Economic
Development Corp.
RB Federal
Grant Revenue
Series A
5.25%, 06/15/19 (AGM)	1,200,000	1,439,712

		1,872,106

SOUTH CAROLINA – 1.44%
Greenville County School
District RB
Lease Appropriation
5.00%, 12/01/27	1,000,000	1,039,670
5.50%, 12/01/28 (PR 12/01/12)	8,270,000	8,891,408
Piedmont Municipal Power Agency RB Electric Power & Light Revenues
Series A-2
5.00%, 01/01/22	1,000,000	1,124,440
South Carolina State Public Service Authority RB Electric Power & Light Revenues
Series A
5.00%, 01/01/17 (NPFGC)	550,000	653,581
5.50%, 01/01/38	2,600,000	2,816,398
Series B
5.00%, 01/01/22 (NPFGC)	1,315,000	1,440,675

Security	Principal	Value
Series D
5.00%, 01/01/21 (PR 01/01/13) (AGM)	$1,110,000	$1,179,053
5.00%, 01/01/21 (AGM)	1,590,000	1,672,696
Series E
5.00%, 01/01/40	1,450,000	1,522,442
South Carolina State Public Service Authority RB Miscellaneous Revenue
Series A
5.00%, 01/01/20 (AMBAC)	6,010,000	6,643,995
South Carolina Transportation Infrastructure Bank RB Miscellaneous Revenue
Series A
5.25%, 10/01/40	500,000	520,000
South Carolina Transportation Infrastructure Bank RB Transit Revenue
Series A
5.10%, 10/01/27 (PR 10/01/11) (AMBAC)	200,000	200,804
5.13%, 10/01/31 (PR 10/01/11) (AMBAC)	1,245,000	1,250,030
State of South Carolina GO
5.00%, 03/01/15	1,000,000	1,156,310
Series A
4.00%, 04/01/22	1,000,000	1,116,030

		31,227,532

TENNESSEE – 0.64%
City of Memphis GO
5.00%, 10/01/15 (NPFGC)	1,250,000	1,460,213
Series D
5.00%, 07/01/21	1,000,000	1,201,850
City of Memphis RB Electric Power & Light Revenues
5.00%, 12/01/14	1,575,000	1,792,665
5.00%, 12/01/15	300,000	351,732
Series A
5.00%, 12/01/11 (NPFGC)	1,500,000	1,517,745
5.00%, 12/01/12 (NPFGC)	935,000	988,547
5.00%, 12/01/13 (NPFGC)	500,000	549,695

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2011

Security	Principal	Value
5.00%, 12/01/14 (PR 12/01/13) (NPFGC)	$2,000,000	$2,204,280
5.00%, 12/01/15 (PR 12/01/13) (NPFGC)	300,000	330,642
County of Shelby GO
Series A
5.00%, 04/01/14 (AMBAC)	300,000	335,265
Memphis-Shelby County Sports Authority Inc. RB Recreational Revenue
Series A
5.13%, 11/01/28 (PR 11/01/12) (AMBAC)	500,000	528,360
Metropolitan Government of Nashville & Davidson County GO
5.00%, 01/01/20	1,000,000	1,169,170
Metropolitan Government of Nashville & Davidson County RB Water Revenue
5.20%, 01/01/13 (NPFGC-FGIC)	395,000	412,621
State of Tennessee GO
Series C
5.00%, 09/01/12	1,000,000	1,047,440

		13,890,225

TEXAS – 7.55%
Central Texas Regional Mobility Authority RB Highway Revenue Tolls
6.00%, 01/01/41	1,000,000	954,740
City of Austin RB Water Revenue
Series A
5.00%, 11/15/39	1,000,000	1,053,560
City of Brownsville RB Multiple Utility Revenue
Series A
5.00%, 09/01/31 (AMBAC)	500,000	508,695
City of Dallas GOL
Series A
5.00%, 02/15/18	1,600,000	1,930,640
5.00%, 02/15/20	650,000	791,681
City of Dallas RB Water Revenue
5.00%, 10/01/14 (AMBAC)	275,000	312,953
5.00%, 10/01/15 (AMBAC)	1,200,000	1,409,208

Security	Principal	Value
5.00%, 10/01/17 (AMBAC)	$750,000	$909,600
5.00%, 10/01/39	850,000	906,168
5.00%, 10/01/40	1,500,000	1,600,305
City of Houston GOL
Series A
5.00%, 03/01/12 (NPFGC)	2,000,000	2,046,720
5.00%, 03/01/27	1,000,000	1,090,620
5.25%, 03/01/28	1,235,000	1,346,928
City of Houston RB Multiple Utility Revenue
Series A
5.25%, 11/15/17 (AGM)	825,000	1,006,442
City of Houston RB Port Airport & Marina Revenue
Series A
5.50%, 07/01/34	750,000	794,558
5.50%, 07/01/39	1,485,000	1,560,735
City of Houston RB Sewer Revenue
Series E
5.00%, 11/15/16	500,000	595,260
City of Houston RB Water Revenue
Series A
5.00%, 11/15/36 (AGM)	4,500,000	4,664,745
5.13%, 05/15/28 (NPFGC)	1,000,000	1,062,710
5.25%, 05/15/14 (NPFGC)	1,210,000	1,362,363
6.00%, 11/15/36 (AGM)	1,000,000	1,134,980
Series C
5.00%, 11/15/18	750,000	908,445
Series D
5.00%, 11/15/21	890,000	1,073,349
5.00%, 11/15/33	1,000,000	1,062,370
City of San Antonio RB Electric Power & Light Revenues
5.00%, 02/01/32 (PR 02/01/17)	40,000	48,183
5.00%, 02/01/32	5,295,000	5,537,299
5.38%, 02/01/14	1,000,000	1,118,500
5.38%, 02/01/16	2,000,000	2,040,320
Series A
5.00%, 02/01/24	3,150,000	3,466,228
City of San Antonio RB Water Revenue
4.50%, 05/15/37 (NPFGC-FGIC)	1,300,000	1,300,572
County of Fort Bend GOL
4.75%, 03/01/31 (NPFGC)	1,485,000	1,528,421

48	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2011

Security	Principal	Value
County of Harris GO
Series B
5.00%, 10/01/25	$4,000,000	$4,464,000
County of Harris GOL
5.25%, 10/01/24 (PR 10/01/14)	785,000	894,013
5.25%, 10/01/24	2,215,000	2,439,667
County of Harris RB
Series B-1
5.00%, 08/15/14 (NPFGC-FGIC)	500,000	563,375
County of Harris RB Highway Revenue Tolls
Series A
5.00%, 08/15/38	1,000,000	1,037,170
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/30 (PSF)	4,000,000	4,293,520
5.00%, 02/15/35 (PSF)	1,200,000	1,255,872
Dallas Area Rapid Transit RB Sales Tax Revenue
5.00%, 12/01/33	250,000	263,333
5.00%, 12/01/36 (AMBAC)	4,735,000	4,900,251
Dallas Independent School District GO
Series A
5.00%, 08/15/25 (PSF)	700,000	761,761
5.00%, 08/15/28 (PSF)	6,500,000	6,949,410
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB Port Airport & Marina Revenue
Series A
5.00%, 11/01/20	1,495,000	1,510,986
5.25%, 11/01/38	500,000	519,955
Duncanville Independent School District GO
Series B
5.25%, 02/15/32 (PR 02/15/12) (PSF)	1,000,000	1,022,940
Harris County Flood Control District RB Miscellaneous Revenue
Series A
5.00%, 10/01/34	1,500,000	1,609,710
Houston Independent School District GOL
5.00%, 02/15/22 (PSF)	1,750,000	1,992,865

Security	Principal	Value
Klein Independent School District GO Series A
5.00%, 08/01/38 (PSF)	$240,000	$252,739
Lower Colorado River Authority RB Electric Power & Light Revenues
5.00%, 05/15/12	200,000	206,578
5.00%, 05/15/13	595,000	639,322
5.00%, 05/15/40	1,500,000	1,532,820
5.25%, 01/01/15	410,000	474,149
Series A
5.00%, 05/15/35	2,000,000	2,062,520
North East Independent School District GO
5.25%, 02/01/27 (PSF)	30,000	36,494
Series A
5.00%, 08/01/37 (PSF)	500,000	524,485
North Texas Municipal Water District RB Water Revenue
5.00%, 09/01/31 (NPFGC)	1,500,000	1,579,875
5.00%, 09/01/38	1,700,000	1,783,844
North Texas Tollway Authority RB Highway Revenue Tolls
0.00%, 09/01/31	500,000	282,230
5.75%, 01/01/38	3,600,000	3,589,992
6.00%, 01/01/21	250,000	262,358
6.00%, 01/01/38 (AGC-ICC)	500,000	535,725
Series A
5.50%, 09/01/21	500,000	537,825
5.50%, 09/01/36	2,500,000	2,703,725
6.00%, 01/01/28	500,000	541,180
Series B
0.00%, 09/01/31	2,500,000	294,275
0.00%, 09/01/37	1,600,000	300,704
Series C
5.25%, 01/01/19	3,370,000	3,302,937
Series H
5.00%, 01/01/13	275,000	290,436
Series K-1
5.75%, 01/01/38 (AGM)	500,000	528,720
Series L-2
6.00%, 01/01/38	1,000,000	1,065,630

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2011

Security	Principal	Value
North Texas Tollway Authority RB Miscellaneous Revenue
0.00%, 01/01/31 (AGM)	$370,000	$114,926
Series A
5.13%, 01/01/28 (NPFGC)	9,960,000	10,210,793
Series E-3
5.75%, 01/01/38	400,000	461,596
Pharr San Juan Alamo Independent School District GO
5.00%, 02/01/38 (PSF)	300,000	314,916
Plano Independent School District GO
Series A
5.25%, 02/15/34	1,700,000	1,825,817
Round Rock Independent School District GO
5.00%, 08/01/33	500,000	531,490
San Antonio Independent School District GO
5.00%, 08/15/23 (PSF)	975,000	1,090,508
State of Texas GO
4.50%, 04/01/33	2,870,000	2,900,967
5.00%, 10/01/15	1,250,000	1,469,588
5.00%, 04/01/26	1,050,000	1,158,738
5.00%, 04/01/27	1,300,000	1,425,749
5.00%, 04/01/28	1,000,000	1,091,070
5.00%, 04/01/30	2,850,000	3,088,146
Series A
4.75%, 04/01/35	5,600,000	5,695,704
5.00%, 04/01/26	2,850,000	3,085,381
5.00%, 04/01/33	3,800,000	3,999,994
Texas Public Finance Authority RB Miscellaneous Revenue Series A
5.00%, 07/01/15	2,300,000	2,677,200
5.00%, 01/01/16	500,000	586,460
5.00%, 01/01/17	1,000,000	1,161,810
5.00%, 07/01/17	750,000	867,915
Series B
5.00%, 07/01/19	1,500,000	1,660,515
5.00%, 01/01/20	675,000	722,642

Security	Principal	Value
Texas State Transportation Commission RB Fuel Sales Tax Revenue
Series A
5.00%, 04/01/23	$500,000	$565,305
5.25%, 04/01/14	1,300,000	1,460,446
Texas State Transportation Commission RB Highway Revenue Tolls
5.00%, 04/01/13	1,000,000	1,074,260
5.00%, 04/01/17	500,000	600,060
5.00%, 04/01/24	2,000,000	2,238,660
5.00%, 04/01/25	500,000	559,240
5.00%, 04/01/26	1,000,000	1,104,980
5.00%, 04/01/27	4,650,000	5,111,326
Texas State Turnpike Authority RB Highway Revenue Tolls
Series A
5.00%, 08/15/12 (AMBAC)	1,990,000	1,908,370
Texas Water Development Board RB Water Revenue
Series A
5.00%, 07/15/27	250,000	270,430

		163,969,691

UTAH – 0.63%
Intermountain Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 07/01/12	1,200,000	1,245,876
5.25%, 07/01/20	1,000,000	1,063,130
5.25%, 07/01/22	1,000,000	1,062,480
State of Utah GO Series A
5.00%, 07/01/13	1,500,000	1,630,245
5.00%, 07/01/16	500,000	598,310
5.00%, 07/01/17	785,000	953,791
5.00%, 07/01/22	2,000,000	2,445,160
Series C
5.00%, 07/01/15	875,000	1,023,584
5.00%, 07/01/18	150,000	183,973

50	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2011

Security	Principal	Value
Utah Transit Authority RB Sales Tax Revenue
Series A
5.00%, 06/15/28	$1,275,000	$1,383,196
5.00%, 06/15/32 (AGM)	1,500,000	1,587,405
5.00%, 06/15/36 (AGM)	500,000	524,285

		13,701,435

VIRGINIA – 0.45%
City of Richmond RB Natural Gas Revenue
5.00%, 01/15/33 (PR 01/15/12) (AGM)	150,000	152,706
County of Fairfax GO
Series A
5.00%, 10/01/11 (SAW)	200,000	200,808
5.00%, 10/01/13 (SAW)	1,500,000	1,646,145
Hampton Roads Sanitation District RB Sewer Revenue
5.00%, 04/01/38	375,000	394,729
Upper Occoquan Sewage Authority RB Sewer Revenue
Series A
5.15%, 07/01/20 (NPFGC)	1,000,000	1,184,770
Virginia College Building Authority RB College & University Revenue
5.00%, 09/01/20	900,000	1,095,714
Virginia Commonwealth Transportation Board RB Transit Revenue
5.00%, 05/15/27 (SAP)	500,000	564,755
5.00%, 05/15/34 (SAP)	1,000,000	1,079,720
Virginia Public School Authority RB Miscellaneous Revenue
5.25%, 08/01/14	1,505,000	1,713,713
Series C
5.00%, 08/01/15 (SAW)	680,000	796,742
5.00%, 08/01/19 (SAW)	750,000	918,278

		9,748,080

Security	Principal	Value
WASHINGTON – 2.35%
Central Puget Sound Regional Transit Authority RB Sales Tax Revenue
Series A
5.00%, 11/01/32 (AGM)	$1,400,000	$1,473,416
5.00%, 11/01/36	3,150,000	3,292,443
City of Seattle RB Electric Power & Light Revenues
Series A
5.25%, 02/01/36	1,200,000	1,304,904
Series B
5.00%, 02/01/24	500,000	570,490
County of King GOL
4.75%, 01/01/34	900,000	924,705
County of King RB Sewer Revenue
5.00%, 01/01/38	4,600,000	4,763,714
Energy Northwest RB Electric Power & Light Revenues
Series A
5.00%, 07/01/13 (AMBAC)	355,000	385,345
5.00%, 07/01/17	3,000,000	3,597,300
5.00%, 07/01/23	2,000,000	2,339,300
5.00%, 07/01/24	675,000	734,657
5.25%, 07/01/13 (NPFGC)	170,000	185,307
5.25%, 07/01/16	580,000	694,805
5.25%, 07/01/18	125,000	152,744
5.25%, 07/01/18 (NPFGC)	150,000	166,649
5.50%, 07/01/12 (NPFGC)	2,200,000	2,296,470
5.50%, 07/01/13	330,000	361,221
5.50%, 07/01/13 (AGM)	3,000,000	3,129,990
Series C
5.00%, 07/01/14	750,000	844,605
Series D
5.00%, 07/01/12	335,000	348,296
King County School District No. 1 Seattle GOL
Series A
4.25%, 12/01/11 (GTD)	200,000	202,044
5.00%, 06/01/12 (GTD)	500,000	517,890
NJB Properties RB Lease Revenue
Series A
5.00%, 12/01/36 (GTD)	1,000,000	1,019,330

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2011

Security	Principal	Value
Port of Seattle RB Port Airport & Marina Revenue
5.00%, 06/01/30	$1,000,000	$1,059,510
5.00%, 06/01/40	2,000,000	2,052,600
State of Washington GO
Series A
5.00%, 07/01/25	1,330,000	1,477,138
5.00%, 07/01/27	4,750,000	5,185,527
5.00%, 07/01/31	3,400,000	3,634,906
Series C
5.00%, 01/01/27	1,000,000	1,086,280
5.00%, 01/01/28	1,000,000	1,080,370
Series E
5.00%, 01/01/31 (AMBAC)	1,500,000	1,568,775
5.00%, 02/01/31	1,500,000	1,650,960
Series R
5.00%, 01/01/21 (AMBAC)	2,685,000	2,969,046

		51,070,737

WEST VIRGINIA – 0.01%
State of West Virginia GO
5.00%, 06/01/15 (NPFGC-FGIC)	200,000	232,194

		232,194

WISCONSIN – 0.82%
State of Wisconsin GO
Series 1
5.00%, 05/01/16 (AMBAC)	550,000	651,244
5.00%, 05/01/18 (NPFGC)	3,000,000	3,413,130
5.00%, 05/01/21	500,000	609,135
5.50%, 05/01/14 (NPFGC)	2,285,000	2,589,202
Series A
5.00%, 05/01/16 (NPFGC-FGIC)	500,000	592,040
State of Wisconsin RB General Fund
Series A
5.38%, 05/01/25 (SAP)	2,050,000	2,312,728
5.63%, 05/01/28 (SAP)	1,470,000	1,652,089
5.75%, 05/01/33 (SAP)	2,000,000	2,219,680
6.00%, 05/01/36 (SAP)	1,250,000	1,389,175

Security	Shares or Principal	Value
State of Wisconsin RB Transit Revenue
Series A
5.00%, 07/01/20 (AGM)	$2,000,000	$2,445,480

		17,873,903

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $2,055,296,015)		2,139,554,346

SHORT-TERM INVESTMENTS – 0.61%

MONEY MARKET FUNDS – 0.61%
BlackRock Liquidity Funds – MuniFund, Institutional Shares
0.05%[a,b]	13,323,311	13,323,311

		13,323,311

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,323,311)		13,323,311

TOTAL INVESTMENTS
IN SECURITIES – 99.08%
(Cost: $2,068,619,326)		2,152,877,657

Other Assets, Less Liabilities – 0.92%		19,909,921

NET ASSETS – 100.00%		$2,172,787,578

COP – Certificates of Participation

GO – General Obligation

GOI – General Obligation of the Issuer

GOL – General Obligation Limited

GTD – Guaranteed by the Commonwealth, County or State

PR – Prerefunded

PSF – Permanent School Fund

RB – Revenue Bond

SAP – Subject to Appropriations

SAW – State Aid Withholding

SO – Special Obligation

ST – Special Tax

TA – Tax Allocation

Insured by:

AGC – Assured Guaranty Corp.

AGC-ICC – AGC Insured Custody Certificates

AGM – Assured Guaranty Municipal Corp.

AMBAC – Ambac Financial Group Inc.

BHAC – Berkshire Hathaway Assurance Corp.

CIFG – CDC IXIS Financial Guaranty

FGIC – Financial Guaranty Insurance Co.

NPFGC – National Public Finance Guarantee Corp.

XLCA – XL Capital Assurance Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

52	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2011

Security	Principal	Value
MUNICIPAL BONDS & NOTES – 99.61%

ALABAMA – 0.40%
Alabama Public School & College Authority RB Sales Tax Revenue
5.00%, 12/01/11	$250,000	$253,000
Series A
5.00%, 05/01/14	500,000	558,390
Birmingham Water Works Board RB Water Revenue
Series B
5.00%, 01/01/43 (PR 01/01/13) (NPFGC)	900,000	956,367

		1,767,757

ARIZONA – 1.17%
Arizona School Facilities Board COP Lease Appropriation
Series A
5.00%, 09/01/13 (NPFGC)	260,000	278,268
5.25%, 09/01/17 (PR 03/01/13) (NPFGC)	675,000	724,619
Phoenix Civic Improvement Corp. RB Sales Tax Revenue
5.00%, 07/01/15 (Call 07/01/14) (AMBAC)	1,250,000	1,391,925
5.25%, 07/01/12 (AMBAC)	310,000	321,882
Salt River Project Agricultural Improvement & Power District COP Lease Renewal
5.00%, 12/01/14 (Call 12/01/13) (NPFGC)	500,000	544,730
Salt River Project Agricultural Improvement & Power District RB Electric Power & Light Revenues
Series B
4.00%, 01/01/15	820,000	911,004
Series C
5.00%, 01/01/12	1,000,000	1,016,090

		5,188,518

ARKANSAS – 0.12%
State of Arkansas GO
4.00%, 08/01/12	500,000	517,190

		517,190

Security	Principal	Value

CALIFORNIA – 19.06%
Bay Area Toll Authority RB Highway Revenue Tolls
Series F
5.00%, 04/01/15	$860,000	$989,972
California Infrastructure & Economic Development Bank RB Highway Revenue Tolls
5.25%, 07/01/19 (PR 07/01/13) (AGM)	600,000	653,676
California State Department of Water Resources RB Electric Power & Light Revenues
Series A
5.13%, 05/01/18 (PR 05/01/12)	725,000	755,964
5.25%, 05/01/12 (NPFGC)	1,635,000	1,689,527
5.25%, 05/01/20 (PR 05/01/12)	1,325,000	1,382,690
5.38%, 05/01/17 (PR 05/01/12) (XLCA)	1,300,000	1,357,681
5.38%, 05/01/18 (PR 05/01/12) (AMBAC)	1,980,000	2,067,853
5.38%, 05/01/22 (PR 05/01/12)	1,160,000	1,211,469
5.50%, 05/01/13 (PR 05/01/12) (AMBAC)	265,000	276,981
5.50%, 05/01/13 (Call 05/01/12) (AMBAC)	135,000	140,868
5.50%, 05/01/14 (PR 05/01/12) (AMBAC)	1,010,000	1,055,662
5.50%, 05/01/16 (PR 05/01/12) (AMBAC)	5,545,000	5,795,689
5.75%, 05/01/17 (PR 05/01/12)	1,600,000	1,674,992
5.88%, 05/01/16 (PR 05/01/12)	625,000	654,813
6.00%, 05/01/13 (PR 05/01/12)	700,000	733,978
6.00%, 05/01/15 (PR 05/01/12)	300,000	314,562
Series L
2.00%, 05/01/12	500,000	505,860
4.00%, 05/01/15	100,000	111,886
5.00%, 05/01/15	2,695,000	3,114,827
5.00%, 05/01/16	570,000	669,254
Series M
5.00%, 05/01/13	400,000	430,624
5.00%, 05/01/14	250,000	279,670

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2011

Security	Principal	Value
5.00%, 05/01/15	$1,750,000	$2,022,615
5.00%, 05/01/16	500,000	587,065
California Statewide Communities Development Authority RB Miscellaneous Revenue
4.00%, 06/15/13	315,000	333,116
5.00%, 06/15/13	6,295,000	6,768,637
Desert Sands Unified School District GO
5.00%, 06/01/29 (PR 06/01/14) (AGM)	400,000	450,096
Grossmont-Cuyamaca Community College District GO
Series B
5.00%, 08/01/29 (PR 08/01/15) (FGIC)	1,000,000	1,170,410
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
4.00%, 07/01/13	1,000,000	1,067,400
5.00%, 07/01/13 (NPFGC)	375,000	407,126
Los Angeles Unified School District GO
5.75%, 07/01/14 (NPFGC)	400,000	453,664
Series A
5.00%, 07/01/13 (NPFGC)	625,000	675,419
5.00%, 07/01/22 (PR 07/01/13) (AGM)	500,000	542,450
5.00%, 07/01/23 (PR 07/01/13) (AGM)	2,775,000	3,010,597
5.00%, 07/01/24 (PR 07/01/13) (AGM)	285,000	309,197
5.00%, 01/01/28 (PR 07/01/13) (NPFGC)	1,470,000	1,594,803
Series E
5.13%, 07/01/22 (PR 07/01/12) (NPFGC)	530,000	551,815
Series F
5.00%, 07/01/25 (PR 07/01/13) (FGIC)	825,000	895,043
5.00%, 01/01/28 (PR 07/01/13) (FGIC)	500,000	542,450
Series KY
5.00%, 07/01/14	1,050,000	1,170,151

Security	Principal	Value
Metropolitan Water District of Southern California RB Water Revenue
Series B
5.00%, 07/01/13	$150,000	$162,966
Sacramento County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 12/01/35 (PR 12/01/14) (AMBAC)	500,000	574,190
San Diego Public Facilities Financing Authority RB Sewer Revenue
Series B
5.00%, 05/15/15	375,000	434,250
5.00%, 05/15/16	500,000	591,070
Southern California Public Power Authority RB Electric Power & Light Revenues
0.00%, 07/01/15 (NPFGC)	500,000	457,425
Series A-2003-1
5.00%, 07/01/33 (PR 07/01/13) (AMBAC)	605,000	656,830
State of California GO
4.00%, 08/01/14	1,000,000	1,090,790
4.00%, 08/01/15	200,000	222,296
5.00%, 03/01/12	2,250,000	2,301,277
5.00%, 05/01/12	500,000	515,100
5.00%, 02/01/13	250,000	265,430
5.00%, 03/01/13	950,000	1,011,988
5.00%, 03/01/14	2,300,000	2,540,856
5.00%, 03/01/14 (NPFGC-FGIC)	500,000	552,360
5.00%, 05/01/14	500,000	555,350
5.00%, 08/01/14	320,000	358,253
5.00%, 03/01/15	1,025,000	1,166,584
5.00%, 04/01/15	750,000	855,473
5.00%, 06/01/15	200,000	229,114
5.00%, 11/01/15	2,350,000	2,721,182
5.00%, 03/01/16	300,000	346,431
5.00%, 04/01/16	215,000	248,725
5.00%, 02/01/29 (PR 02/01/14)	600,000	666,852
5.00%, 02/01/33 (PR 02/01/14)	1,165,000	1,294,804
5.25%, 02/01/14 (Call 08/01/13)	100,000	108,553
5.25%, 04/01/29 (PR 04/01/14)	1,000,000	1,124,380
5.25%, 04/01/32 (PR 04/01/12)	800,000	823,824
5.50%, 03/01/13 (NPFGC-FGIC)	200,000	200,836

54	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2011

Security	Principal	Value
5.50%, 04/01/28 (PR 04/01/14)	$500,000	$565,400
Series A
5.00%, 07/01/12 (NPFGC)	1,305,000	1,356,640
5.00%, 07/01/15 (PR 07/01/14)	305,000	345,876
5.00%, 07/01/15 (Call 07/01/14) (NPFGC)	1,260,000	1,410,583
5.00%, 07/01/16	685,000	804,402
5.25%, 07/01/12	1,155,000	1,201,847
5.25%, 07/01/13	940,000	1,022,278
5.25%, 07/01/13 (NPFGC)	960,000	1,045,099
5.25%, 07/01/14	1,720,000	1,950,176
5.25%, 07/01/14 (NPFGC-FGIC)	1,500,000	1,693,380
Series B
3.50%, 07/01/23 (Call 07/01/14)	600,000	641,970
5.00%, 07/01/23 (Call 07/01/14)	790,000	884,887
University of California RB College & University Revenue
Series A
5.00%, 05/15/13 (AMBAC)	810,000	874,832

		84,295,111

COLORADO – 0.70%
Colorado Department of Transportation RB Highway Revenue Tolls
Series B
5.00%, 12/15/13 (NPFGC-FGIC)	410,000	451,500
Colorado Department of Transportation RB Transit Revenue
Series B
5.50%, 06/15/13 (NPFGC)	1,455,000	1,585,019
5.50%, 06/15/15 (NPFGC)	800,000	935,952
E-470 Public Highway Authority RB Highway Revenue Tolls
Series B
0.00%, 09/01/16 (NPFGC)	130,000	103,893

		3,076,364

CONNECTICUT – 2.05%
State of Connecticut GO
Series A
3.50%, 01/01/16 (Call 01/01/14)	500,000	529,590
5.00%, 01/01/12	250,000	253,995
5.00%, 01/01/14	3,715,000	4,107,787

Security	Principal	Value
Series C
5.00%, 12/01/15	$500,000	$589,870
5.50%, 12/15/12	175,000	186,680
5.50%, 12/15/14	420,000	487,725
Series D
5.00%, 01/01/14	1,000,000	1,105,730
5.13%, 11/15/18 (PR 11/15/11)	450,000	454,347
Series E
5.50%, 11/15/12	1,000,000	1,062,520
State of Connecticut ST Sales Tax Revenue
Series 1
5.00%, 02/01/14	265,000	293,474

		9,071,718

DISTRICT OF COLUMBIA – 0.24%
District of Columbia RB Income Tax Revenue
Series C
5.00%, 12/01/12	580,000	614,307
5.00%, 12/01/13	400,000	441,468

		1,055,775

FLORIDA – 3.60%
City of Gainesville RB Multiple Utility Revenue
Series A
5.00%, 10/01/35 (PR 10/01/15) (AGM)	1,825,000	2,146,401
County of Miami-Dade RB Water Revenue
Series B
5.00%, 10/01/14 (AGM)	1,000,000	1,124,660
County of Orange RB Miscellaneous Revenue
5.13%, 10/01/30 (PR 04/01/12) (AMBAC)	600,000	617,364
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
5.00%, 07/01/12	250,000	259,620
5.00%, 07/01/13	1,485,000	1,589,841
5.00%, 07/01/14	180,000	196,936

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2011

Security	Principal	Value
5.00%, 07/01/15	$1,945,000	$2,176,805
5.00%, 07/01/16	945,000	1,067,756
Florida State Board of Education GO
Series A
5.00%, 01/01/15	570,000	652,439
Florida State Board of Education RB Miscellaneous Revenue
Series A
5.00%, 07/01/12 (NPFGC)	300,000	311,595
Florida State Department of Environmental Protection RB Sales Tax Revenue
Series D
5.00%, 07/01/13	1,500,000	1,620,870
JEA RB Electric Power & Light Revenues Issue 2, Series 17
5.25%, 10/01/11	1,350,000	1,355,670
State of Florida RB Miscellaneous Revenue
Series C
5.00%, 07/01/16	535,000	625,650
Tampa Bay Water RB Water Revenue
6.00%, 10/01/24 (PR 10/01/11) (FGIC)	1,000,000	1,004,870
Series A
5.00%, 10/01/16	1,000,000	1,175,870

		15,926,347

GEORGIA – 3.18%
City of Atlanta RB Port Airport & Marina Revenue
Series B
5.00%, 01/01/15	500,000	559,280
Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue
Series A
5.00%, 06/01/16	500,000	590,050
Georgia State Road & Tollway Authority RB Highway Revenue Tolls
5.00%, 06/01/12 (NPFGC)	1,000,000	1,035,320
5.00%, 06/01/13 (NPFGC)	350,000	378,143
5.00%, 06/01/14 (NPFGC)	1,000,000	1,121,280

Security	Principal	Value
Henry County School District GO
Series A
5.00%, 04/01/12 (SAW)	$2,775,000	$2,850,452
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues
Series B
5.00%, 01/01/16	100,000	114,403
Richmond County Board of Education GO
5.00%, 10/01/11 (SAW)	4,625,000	4,643,639
State of Georgia GO
Series B
5.00%, 05/01/19 (PR 05/01/12)	1,020,000	1,052,875
5.00%, 05/01/20 (PR 05/01/12)	400,000	412,892
Series C
5.50%, 07/01/12	500,000	522,010
5.50%, 07/01/14	500,000	571,460
Series E
4.00%, 07/01/13	200,000	213,594

		14,065,398

HAWAII – 0.88%
State of Hawaii GO
Series DG
5.00%, 07/01/12 (AMBAC)	1,450,000	1,507,420
5.00%, 07/01/13 (AMBAC)	1,135,000	1,232,236
5.00%, 07/01/14 (AMBAC)	1,030,000	1,160,851

		3,900,507

ILLINOIS – 4.12%
Chicago Board of Education GO
Series C
5.00%, 12/01/31 (PR 12/01/11) (AGM)	550,000	556,628
City of Chicago GO
Series A
5.00%, 01/01/13 (AGM)	350,000	366,674
5.00%, 01/01/15 (AGM)	545,000	602,656
5.00%, 01/01/34 (PR 01/01/14) (AGM)	1,200,000	1,327,476

56	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2011

Security	Principal	Value
City of Chicago RB Port Airport & Marina Revenue
Series B
5.25%, 01/01/14 (NPFGC-FGIC)	$500,000	$543,790
5.25%, 01/01/15 (NPFGC-FGIC)	750,000	838,500
City of Chicago RB Water Revenue
5.00%, 11/01/31 (PR 11/01/11) (AMBAC)	550,000	554,395
County of Cook GO
Series C
5.00%, 11/15/12	250,000	262,470
Illinois State Toll Highway Authority RB Highway Revenue Tolls
Series A
5.50%, 01/01/14 (AGM)	700,000	764,631
5.50%, 01/01/15 (AGM)	500,000	563,215
Series A-1
5.00%, 01/01/26 (PR 07/01/16) (AGM)	1,000,000	1,199,250
Series A-2
5.00%, 01/01/27 (PR 07/01/16) (AGM)	2,250,000	2,698,312
5.00%, 01/01/28 (PR 07/01/16) (AGM)	975,000	1,169,269
5.00%, 01/01/31 (PR 07/01/16) (AGM)	550,000	659,587
Metropolitan Pier & Exposition Authority RB Miscellaneous Taxes
0.00%, 06/15/15 (NPFGC-FGIC)	580,000	535,736
State of Illinois GO
4.00%, 04/01/15	290,000	312,104
5.00%, 01/01/15	500,000	552,555
First Series
5.38%, 07/01/15 (PR 07/01/2012) (NPFGC)	150,000	156,383
5.50%, 08/01/13 (NPFGC)	500,000	544,095
5.50%, 08/01/14 (NPFGC)	860,000	966,012
5.50%, 08/01/15 (XLCA-ICR NPFGC)	370,000	420,520
Series B
5.00%, 03/01/13	550,000	584,193
5.00%, 01/01/14	1,000,000	1,092,980
5.00%, 03/01/14	370,000	406,230

Security	Principal	Value
State of Illinois RB Sales Tax Revenue
5.00%, 06/15/15	$500,000	$567,815

		18,245,476

INDIANA – 0.99%
Indiana Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 02/01/16	775,000	914,051
Indiana Finance Authority RB Sewer Revenue
Series C
3.00%, 10/01/16	1,000,000	1,053,400
Indiana Finance Authority RB Water Revenue
Series A
4.00%, 02/01/16	265,000	301,082
Indiana Transportation Finance Authority RB Highway Revenue Tolls
Series A
5.00%, 06/01/28 (PR 06/01/13) (AGM)	500,000	540,710
Indianapolis Local Public Improvement Bond Bank RB Water Revenue
Series A
5.25%, 07/01/33 (PR 07/01/12) (NPFGC)	1,500,000	1,562,655

		4,371,898

KANSAS – 0.18%
Kansas State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 09/01/12	780,000	817,003

		817,003

KENTUCKY – 0.31%
Kentucky State Property & Building Commission RB Lease Appropriation
5.00%, 08/01/22 (PR 08/01/15)(AGM)	100,000	117,593
5.25%, 10/01/13 (AGM)	350,000	383,680

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2011

Security	Principal	Value
5.25%, 10/01/14 (AGM)	$250,000	$283,733
5.25%, 10/01/15 (AGM)	500,000	584,590

		1,369,596

LOUISIANA – 0.57%
Louisiana Public Facilities Authority RB College & University Revenue
Series A
5.13%, 07/01/27 (PR 07/01/12) (AMBAC)	265,000	275,611
State of Louisiana GO
Series A
5.00%, 08/01/15 (NPFGC)	510,000	594,318
5.00%, 10/15/18 (PR 10/15/14) (AMBAC)	1,430,000	1,630,300

		2,500,229

MARYLAND – 2.11%
Maryland State Department of Transportation RB Miscellaneous Taxes
5.00%, 05/01/12	400,000	412,884
5.00%, 05/01/14	360,000	404,086
Maryland State Transportation Authority RB Miscellaneous Revenue
5.00%, 03/01/13	325,000	347,945
5.00%, 03/01/14	225,000	250,542
State of Maryland GO
5.00%, 02/15/19 (PR 02/15/15)	260,000	300,032
5.25%, 03/01/12	750,000	769,012
5.25%, 03/01/16	250,000	299,162
First Series
5.00%, 03/01/15	1,595,000	1,844,921
Second Series
5.00%, 07/15/13	530,000	576,847
5.00%, 08/01/13	600,000	654,240
5.00%, 08/01/15 (PR 08/01/13)	825,000	899,167
5.00%, 08/01/18 (PR 08/01/13)	275,000	299,722
Second Series A
5.00%, 08/01/12	230,000	240,079
5.00%, 08/01/17 (PR 08/01/15)	500,000	586,265
Second Series B
5.00%, 08/01/14	1,285,000	1,456,715

		9,341,619

Security	Principal	Value

MASSACHUSETTS – 8.36%
Commonwealth of Massachusetts GO
5.00%, 03/01/21 (PR 03/01/15) (AGM)	$300,000	$346,746
Series A
5.00%, 08/01/12	600,000	626,238
5.00%, 08/01/14	1,970,000	2,225,253
5.00%, 03/01/22 (PR 03/01/15)	400,000	462,328
5.00%, 03/01/23 (PR 03/01/15) (AGM)	500,000	578,480
5.00%, 03/01/25 (PR 03/01/15)	500,000	577,910
5.25%, 08/01/13	1,000,000	1,094,290
6.00%, 11/01/11	200,000	201,938
Series B
5.00%, 08/01/15	235,000	273,951
Series C
5.25%, 08/01/20 (PR 08/01/13)	1,120,000	1,223,309
Series D
5.25%, 10/01/21 (PR 10/01/13)	125,000	137,455
Commonwealth of Massachusetts GOL
5.00%, 07/01/12	1,270,000	1,320,508
Series B
5.00%, 08/01/23 (PR 08/01/14)	2,200,000	2,482,194
Series C
5.00%, 05/01/12	2,000,000	2,063,880
5.00%, 09/01/12	2,825,000	2,959,724
5.00%, 01/01/15	2,000,000	2,288,540
5.00%, 09/01/25 (PR 09/01/15)	1,180,000	1,387,102
5.50%, 11/01/11 (AGM)	275,000	277,453
5.50%, 11/01/12 (AGM)	700,000	742,980
5.50%, 11/01/13 (FGIC)	1,900,000	2,111,147
5.50%, 11/01/14 (NPFGC-FGIC)	310,000	358,168
Series E
5.25%, 01/01/20 (PR 01/01/13) (AGM)	250,000	266,210
5.50%, 01/01/15 (PR 01/01/13)	600,000	640,896
Commonwealth of Massachusetts RB
Fuel Sales Tax Revenue
Series A
5.00%, 06/01/22 (PR 06/01/12) (FGIC)	350,000	362,348
5.38%, 06/01/20 (PR 06/01/12) (FGIC)	500,000	519,045

58	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2011

Security	Principal	Value
5.50%, 06/01/15 (NPFGC-FGIC)	$455,000	$537,027
5.50%, 06/01/16 (NPFGC-FGIC)	250,000	302,470
Commonwealth of Massachusetts RB Miscellaneous Taxes
5.00%, 01/01/34 (PR 01/01/14) (FGIC)	550,000	606,529
Commonwealth of Massachusetts SO Miscellaneous Revenue
5.00%, 12/15/11 (AGM)	530,000	537,070
5.00%, 12/15/12 (AGM)	500,000	530,150
5.00%, 12/15/13 (AGM)	350,000	385,931
5.00%, 12/15/14 (AGM)	340,000	386,900
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/27 (PR 07/01/12) (FGIC)	700,000	727,902
5.00%, 07/01/34 (PR 07/01/14)	2,000,000	2,254,680
5.25%, 07/01/12	900,000	937,512
Series C
5.50%, 07/01/16	895,000	1,085,501
Massachusetts School Building Authority RB Sales Tax Revenue
Series A
5.00%, 08/15/13 (AGM)	800,000	872,976
Massachusetts State Department of Transportation RB Highway Revenue Tolls
Series B
5.00%, 01/01/15	1,000,000	1,125,190
Massachusetts State Water Pollution Abatement RB Water Revenue
Series A
5.25%, 08/01/15	1,000,000	1,179,300

		36,997,231

MICHIGAN – 1.25%
City of Detroit RB Sewer Revenue
Series A
5.00%, 07/01/32 (PR 07/01/13) (AGM)	765,000	830,538

Security	Principal	Value
City of Detroit RB Water Revenue
Series B
5.25%, 07/01/32 (PR 07/01/13) (NPFGC)	$170,000	$185,242
Detroit City School District GO
Series A
5.13%, 05/01/31 (PR 05/01/12) (AGM)	750,000	774,457
Michigan State Building Authority RB Lease Appropriation
Series I
5.25%, 10/15/12 (AGM)	815,000	857,576
State of Michigan GO
5.50%, 12/01/13	1,000,000	1,100,020
State of Michigan RB Miscellaneous Revenue
Series A
5.25%, 11/01/30 (PR 11/01/11) (AGM)	1,750,000	1,764,787

		5,512,620

MINNESOTA – 1.46%
Southern Minnesota Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.25%, 01/01/14 (AMBAC)	125,000	137,099
5.25%, 01/01/15 (AMBAC)	920,000	1,042,020
State of Minnesota GO
5.00%, 10/01/12	1,350,000	1,419,552
Series A
5.00%, 08/01/15	1,000,000	1,172,190
Series D
5.00%, 08/01/14	1,100,000	1,245,959
Series F
4.00%, 08/01/13	925,000	989,657
Series H
5.00%, 11/01/14	400,000	457,240

		6,463,717

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2011

Security	Principal	Value
MISSISSIPPI – 0.31%
State of Mississippi GO
Series A
5.25%, 11/01/14	$150,000	$172,284
5.50%, 12/01/15	1,000,000	1,199,750

		1,372,034

MISSOURI – 0.43%
Missouri Highway & Transportation Commission RB Highway Revenue Tolls
5.00%, 02/01/14	660,000	733,808
5.00%, 05/01/16	500,000	595,065
Series A
5.00%, 05/01/14	525,000	589,396

		1,918,269

NEBRASKA – 0.27%
Omaha Public Power District RB Electric Power & Light Revenues
Series A
5.00%, 02/01/16	1,000,000	1,176,090

		1,176,090

NEVADA – 1.03%
Clark County RB Port Airport & Marina Revenue
Series D
5.00%, 07/01/16	90,000	104,426
Clark County School District GOL
Series C
5.00%, 06/15/22 (PR 12/15/15) (AGM)	360,000	427,572
5.00%, 06/15/22 (PR 06/15/12) (NPFGC)	500,000	518,905
5.00%, 06/15/23 (PR 12/15/15) (AGM)	2,000,000	2,375,400
State of Nevada GOL
Series A
5.00%, 02/01/15	1,000,000	1,129,950

		4,556,253

Security	Principal	Value
NEW JERSEY – 7.94%
New Jersey Building Authority RB Lease Appropriation
Series B
5.00%, 06/15/13	$425,000	$456,866
New Jersey Economic Development Authority RB Miscellaneous Revenue Series A
5.00%, 05/01/12	500,000	514,635
5.00%, 05/01/13	125,000	133,350
Series EE
5.00%, 09/01/15	1,000,000	1,132,480
Series F
5.00%, 06/15/24 (PR 06/15/13) (FGIC)	2,750,000	2,980,092
5.00%, 06/15/28 (PR 06/15/13)	935,000	1,013,231
Series W
5.00%, 03/01/16	1,125,000	1,273,961
Series F
5.25%, 06/15/21 (PR 06/15/13) (FGIC)	300,000	326,439
New Jersey Economic Development Authority RB Tobacco & Liquor Taxes
5.00%, 06/15/13 (FGIC)	300,000	311,265
New Jersey Educational Facilities Authority RB College & University Revenue
Series A
5.25%, 09/01/21 (PR 09/01/12) (AMBAC)	525,000	551,218
New Jersey State Turnpike Authority RB Highway Revenue Tolls
5.50%, 01/01/15 (FGIC GOI)	250,000	292,355
Series A
6.00%, 01/01/14 (NPFGC)	1,225,000	1,383,233
Series C
6.50%, 01/01/13 (NPFGC)	650,000	703,950
New Jersey Transit
Corp. COP Lease Appropriation
Series A
5.25%, 09/15/14 (AMBAC)	770,000	850,596
Series B
5.50%, 09/15/12 (AMBAC)	950,000	997,357

60	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2011

Security	Principal	Value
New Jersey Transit Corp. COP Lease Revenue
Series A
5.50%, 09/15/13 (AMBAC)	$400,000	$431,832
5.50%, 09/15/14 (AMBAC)	800,000	889,632
New Jersey Transportation Trust Fund Authority RB Fuel Sales Tax Revenue
Series B
5.25%, 12/15/15 (AMBAC)	1,010,000	1,164,328
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls
Series A
5.25%, 12/15/13 (NPFGC)	680,000	743,016
5.75%, 06/15/15	200,000	239,224
New Jersey Transportation Trust Fund Authority RB Miscellaneous Revenue
Series B
5.25%, 12/15/11 (NPFGC-FGIC)	250,000	253,578
5.25%, 12/15/12 (NPFGC-FGIC)	250,000	264,603
5.25%, 12/15/13 (NPFGC-FGIC)	300,000	327,801
5.25%, 12/15/14 (NPFGC)	625,000	704,325
New Jersey Transportation Trust Fund Authority RB Transit Revenue
5.00%, 06/15/19 (PR 06/15/15) (AGM)	145,000	169,363
Series A
5.50%, 12/15/13 (AMBAC)	425,000	466,782
5.50%, 12/15/14 (AMBAC)	1,000,000	1,134,950
Series B
5.00%, 12/15/21 (PR 12/15/11) (NPFGC)	1,000,000	1,013,570
6.00%, 12/15/18 (PR 12/15/11) (NPFGC)	500,000	508,230
Series C
5.00%, 06/15/12	1,780,000	1,847,409
5.25%, 06/15/16 (PR 06/15/15) (FGIC)	135,000	158,725
5.25%, 06/15/18 (PR 06/15/15) (FGIC)	585,000	687,808
5.50%, 06/15/19 (PR 06/15/13)	500,000	546,020
5.50%, 06/15/21 (PR 06/15/13)	500,000	546,020
5.50%, 06/15/22 (PR 06/15/13)	50,000	54,602
5.50%, 06/15/23 (PR 06/15/13)	740,000	808,110

Security	Principal	Value
5.75%, 12/15/12 (AGM)	$500,000	$533,135
Series D
5.00%, 06/15/16 (PR 06/15/15) (AGM)	750,000	876,015
5.00%, 06/15/17 (PR 06/15/15) (AMBAC)	2,000,000	2,336,040
State of New Jersey GO
5.00%, 08/01/13	1,400,000	1,520,806
Series H
5.25%, 07/01/12	1,500,000	1,562,190
5.25%, 07/01/14	1,175,000	1,327,021
Series L
5.25%, 07/15/13 (AMBAC)	425,000	462,838
5.25%, 07/15/15 (AMBAC)	520,000	607,402

		35,106,403

NEW MEXICO – 0.58%
New Mexico Finance Authority RB Fuel Sales Tax Revenue
Series A
5.25%, 06/15/15 (NPFGC)	100,000	117,290
5.25%, 06/15/21 (PR 06/15/14) (NPFGC)	900,000	1,019,988
New Mexico Finance Authority RB Transit Revenue
Series B
5.00%, 06/15/12 (AMBAC)	1,400,000	1,451,408

		2,588,686

NEW YORK – 14.65%
City of New York GO
Series A-1
4.00%, 08/01/14	400,000	439,520
5.00%, 08/01/12	730,000	761,609
5.00%, 08/01/13	425,000	462,162
5.00%, 08/01/14	300,000	338,301
5.00%, 08/15/16	240,000	283,774
Series B
5.00%, 08/01/13	600,000	652,464
5.00%, 08/01/14	345,000	389,046
Series B-1
5.00%, 09/01/15	500,000	580,855
Series C
5.00%, 08/01/14	295,000	332,663

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2011

Security	Principal	Value
5.00%, 08/01/14 (CIFG)	$275,000	$309,768
5.00%, 08/01/16	600,000	708,726
Series C-1
5.00%, 10/01/11	440,000	441,756
Series D
5.00%, 08/01/15	125,000	144,920
Series E
4.00%, 08/01/14	400,000	439,520
5.00%, 08/01/15	1,055,000	1,223,125
Series F-1
5.00%, 09/01/16 (Call 09/01/15)	135,000	155,812
5.25%, 09/01/14	290,000	330,061
Series G
5.00%, 08/01/14	600,000	676,602
5.00%, 08/01/15	1,010,000	1,170,954
Series I
5.00%, 08/01/13	765,000	831,892
5.00%, 08/01/14	350,000	394,685
Long Island Power Authority RB Electric Power & Light Revenues
Series A
5.00%, 05/01/14	500,000	554,365
5.00%, 05/01/15	1,500,000	1,713,195
5.50%, 12/01/11 (AMBAC)	620,000	628,190
5.50%, 12/01/12 (AGM)	175,000	186,351
Series D
5.00%, 09/01/12 (NPFGC)	1,460,000	1,526,211
Series F
5.00%, 05/01/12 (NPFGC)	200,000	206,172
Metropolitan Transportation Authority RB Miscellaneous Revenue
Series B
5.50%, 01/01/14 (NPFGC)	750,000	826,537
Metropolitan Transportation Authority RB Transit Revenue
5.00%, 11/15/16	1,000,000	1,009,050
5.00%, 11/15/27 (Call 11/15/13)	500,000	543,055
Series A
5.00%, 11/15/11 (AGM)	250,000	252,513
5.00%, 11/15/31 (PR 11/15/11) (NPFGC-FGIC)	1,135,000	1,146,248
5.50%, 11/15/13 (AMBAC)	1,010,000	1,108,465
5.50%, 11/15/14 (AMBAC)	2,640,000	3,000,360

Security	Principal	Value
Series B-1
5.00%, 07/01/17 (PR 01/01/12) (AMBAC)	$270,000	$274,352
Series F
5.25%, 11/15/27 (PR 11/15/12) (NPFGC)	250,000	265,053
Series H
5.25%, 11/15/11	500,000	505,015
New York City Municipal Water Finance Authority RB Sewer Revenue
Series B
5.00%, 06/15/14 (AGM)	340,000	382,571
New York City Transitional Finance Authority RB Income Tax Revenue
Series B
5.00%, 11/01/15	500,000	586,625
5.00%, 02/01/16	1,000,000	1,174,100
Series D
5.00%, 11/01/15	500,000	586,625
Series D-2
5.00%, 11/01/12	1,225,000	1,292,987
New York City Transitional Finance Authority RB Miscellaneous Taxes
5.00%, 11/01/15	355,000	416,504
Series A-1
5.00%, 11/01/13	1,375,000	1,509,104
5.00%, 11/01/14	675,000	768,703
New York City Transitional Finance Authority RB Sales Tax Revenue
Series B
5.00%, 11/01/11	1,650,000	1,663,348
New York Local Government Assistance Corp. RB Sales Tax Revenue
Series A
5.00%, 04/01/12 (GOI)	500,000	514,090
5.00%, 04/01/13 (GOI)	215,000	230,843
Series A-1
5.00%, 04/01/12 (AGM)	2,000,000	2,056,360
New York Power Authority (The) RB Electric Power & Light Revenues
Series A
5.25%, 11/15/16 (PR 11/15/12)	250,000	265,053
5.25%, 11/15/18 (PR 11/15/12)	625,000	662,631

62	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2011

Security	Principal	Value
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/15	$300,000	$344,466
5.00%, 07/01/16	285,000	331,985
New York State Dormitory Authority RB Income Tax Revenue
Series A
5.00%, 03/15/16	555,000	652,136
Series C
5.00%, 03/15/15	1,240,000	1,426,707
Series D
5.00%, 06/15/16	540,000	638,442
Series E
5.00%, 02/15/15	1,550,000	1,778,764
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/15 (NPFGC-FGIC)	150,000	172,233
Series A
5.25%, 05/15/15	450,000	499,302
New York State Thruway Authority RB Highway Revenue Tolls
5.50%, 04/01/12	1,000,000	1,029,530
Series A
5.00%, 04/01/12	500,000	513,970
Series B
5.00%, 04/01/12 (AGM)	125,000	128,429
5.00%, 04/01/13 (NPFGC-FGIC)	2,070,000	2,216,370
5.00%, 04/01/14 (AGM)	1,650,000	1,835,361
5.00%, 04/01/15 (AGM)	720,000	828,677
5.00%, 04/01/16 (Call 10/01/15) (NPFGC-FGIC)	750,000	872,677
New York State Thruway Authority RB Income Tax Revenue
Series A
5.00%, 03/15/16	305,000	358,381
New York State Thruway Authority RB Miscellaneous Revenue
5.00%, 04/01/13	550,000	587,983
Series B
5.00%, 04/01/15	240,000	275,122
5.00%, 04/01/16	880,000	1,028,685

Security	Principal	Value
New York State Urban Development Corp. RB Income Tax Revenue
Series A
5.00%, 03/15/16	$400,000	$470,008
New York State Urban Development Corp. RB Miscellaneous Revenue
Series B
5.00%, 01/01/15	750,000	852,337
Series D
5.00%, 01/01/14	285,000	314,010
5.00%, 01/01/15	2,250,000	2,557,012
State of New York GO
Series C
3.00%, 02/01/12	1,000,000	1,011,460
5.00%, 04/15/13	685,000	736,861
5.00%, 04/15/14	1,000,000	1,119,200
5.00%, 04/15/15	300,000	347,436
Triborough Bridge & Tunnel Authority RB Highway Revenue Tolls
Series A
5.00%, 01/01/32 (PR 01/01/12) (GOI)	1,000,000	1,015,950
5.13%, 01/01/31 (PR 01/01/12)	585,000	594,477
Series B
5.25%, 11/15/12 (GOI)	750,000	794,452
5.25%, 11/15/14 (GOI)	1,500,000	1,716,615
Series B1
5.00%, 11/15/13 (GOI)	250,000	273,080
Series B3
5.00%, 11/15/15 (GOI)	500,000	569,805

		64,814,814

NORTH CAROLINA – 2.03%
County of Mecklenburg GO
Series A
5.00%, 08/01/13	735,000	801,444
County of Wake GO
5.00%, 03/01/16	250,000	296,405
North Carolina Eastern Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 01/01/15	500,000	558,935

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2011

Security	Principal	Value
5.00%, 01/01/16	$350,000	$397,106
Series D
5.50%, 01/01/14	275,000	303,064
North Carolina Municipal Power Agency No. 1 RB Electric Power & Light Revenues
Series A
5.25%, 01/01/14 (Call 01/01/13) (AMBAC)	900,000	953,253
5.25%, 01/01/15	250,000	285,275
5.50%, 01/01/13	630,000	671,849
State of North Carolina GO
5.00%, 03/01/13	250,000	267,808
Series A
5.00%, 03/01/16	1,400,000	1,659,868
Series B
5.00%, 04/01/12	1,000,000	1,028,060
5.00%, 04/01/14	1,320,000	1,477,159
5.00%, 04/01/16	220,000	261,446

		8,961,672

OHIO – 0.93%
Cincinnati City School District GO
5.00%, 12/01/31 (PR 12/01/13) (AGM)	800,000	882,776
City of Columbus GO
Series A
4.00%, 06/01/14	1,000,000	1,097,140
State of Ohio GO
Series A
5.00%, 09/15/16	1,000,000	1,186,930
State of Ohio RB Lease Appropriation
Series II
5.00%, 08/01/12 (AMBAC)	905,000	943,408

		4,110,254

OKLAHOMA – 0.16%
Grand River Dam Authority RB Electric Power & Light Revenues
Series A
5.00%, 06/01/12 (AGM)	690,000	714,122

		714,122

Security	Principal	Value
OREGON – 0.96%
City of Portland RB Sewer Revenue
Series A
5.00%, 06/01/14 (NPFGC)	$1,050,000	$1,180,421
Oregon State Department of Administrative Services RB Miscellaneous Revenue
5.00%, 09/01/11 (AGM)	1,000,000	1,000,000
Series A
5.00%, 04/01/13 (AGM)	1,500,000	1,610,025
Oregon State Department of Transportation RB Highway Revenue Tolls
Series A
5.13%, 11/15/26 (PR 11/15/12)	450,000	476,361

		4,266,807

PENNSYLVANIA – 2.64%
City of Philadelphia RB Sewer Revenue
Series A
5.00%, 11/01/31 (PR 11/01/12) (NPFGC-FGIC)	115,000	121,355
City of Philadelphia RB Water Revenue
5.25%, 12/15/11 (AMBAC)	125,000	126,818
Series A
5.00%, 06/15/14	1,500,000	1,666,350
Commonwealth of Pennsylvania GO
5.50%, 02/01/13	175,000	187,868
Series 2
5.00%, 07/01/13 (NPFGC-FGIC)	2,280,000	2,474,894
5.00%, 03/01/16	700,000	825,174
5.00%, 01/01/21 (PR 01/01/16)	615,000	726,807
Series 3
5.00%, 09/01/11	410,000	410,000
5.00%, 09/01/13	400,000	437,088
5.00%, 09/01/14 (AGM)	1,425,000	1,616,292
Series A
5.00%, 05/01/14	1,000,000	1,120,470
Delaware Valley Regional Financial Authority RB Miscellaneous Revenue
5.50%, 07/01/12	1,150,000	1,188,709

64	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2011

Security	Principal	Value
Philadelphia School District GO
Series A
5.50%, 02/01/31 (PR 02/01/12) (AGM)	$750,000	$766,612

		11,668,437

PUERTO RICO – 3.41%
Commonwealth of Puerto Rico GO
5.50%, 07/01/12 (FGIC)	830,000	858,643
5.50%, 07/01/14 (FGIC)	1,400,000	1,524,012
5.65%, 07/01/15 (NPFGC)	180,000	196,866
Series A
5.00%, 07/01/13	600,000	634,794
5.00%, 07/01/27 (PR 07/01/12)	895,000	930,907
5.00%, 07/01/30 (Call 07/01/12)	975,000	998,049
Government Development Bank for Puerto Rico RB Miscellaneous Revenue
Series B
5.00%, 12/01/13	215,000	229,917
5.00%, 12/01/14	210,000	227,075
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series JJ
5.25%, 07/01/13 (NPFGC)	1,275,000	1,360,642
Series KK
5.50%, 07/01/15 (NPFGC)	500,000	558,975
Series OO
5.00%, 07/01/13 (CIFG AGM)	1,480,000	1,572,189
5.00%, 07/01/14 (NPFGC-FGIC)	230,000	250,102
Puerto Rico Highway & Transportation Authority RB Fuel Sales Tax Revenue
Series G
5.00%, 07/01/33 (PR 07/01/13)	345,000	374,556
Puerto Rico Highway & Transportation Authority RB Highway Revenue Tolls
Series D
5.00%, 07/01/32 (PR 07/01/12) (AGM)	540,000	561,524
5.75%, 07/01/41 (PR 07/01/12)	500,000	522,615
Series K
5.00%, 07/01/45 (PR 07/01/15) (AGC-ICC)	300,000	351,816

Security	Principal	Value
Puerto Rico Infrastructure Financing Authority RB Sales Tax Revenue
Series C
5.50%, 07/01/12 (AMBAC)	$65,000	$66,760
5.50%, 07/01/13 (AMBAC)	250,000	263,740
5.50%, 07/01/14 (AMBAC)	1,220,000	1,317,551
Puerto Rico Municipal Finance Agency GO
Series C
5.00%, 08/01/13 (AGM)	400,000	428,228
Puerto Rico Public Buildings Authority RB Miscellaneous Revenue
Series J
5.00%, 07/01/36 (Call 07/01/12) (AMBAC)	225,000	230,319
Puerto Rico Public Finance Corp. RB Miscellaneous Revenue
5.50%, 08/01/29 (PR 02/01/12)	850,000	868,607
Series A
5.25%, 08/01/29 (Call 02/01/12) (NPFGC)	750,000	759,150

		15,087,037

SOUTH CAROLINA – 1.08%
Greenville County School District RB Lease Appropriation
5.50%, 12/01/28 (PR 12/01/12)	2,590,000	2,784,613
South Carolina State Public Service Authority RB Electric Power & Light Revenues
Series D
5.25%, 01/01/12 (AGM)	400,000	406,752
Series E
5.00%, 01/01/16	400,000	468,608
State of South Carolina GO
Series A
4.00%, 06/01/14	1,000,000	1,098,880

		4,758,853

TENNESSEE – 1.00%
City of Memphis RB Electric Power & Light Revenues
5.00%, 12/01/14	400,000	455,280

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2011

Security	Principal	Value
Series A
5.00%, 12/01/11 (NPFGC)	$425,000	$430,028
5.00%, 12/01/12 (NPFGC)	1,000,000	1,057,270
5.00%, 12/01/16 (PR 12/01/13) (NPFGC)	400,000	440,856
County of Shelby GO
Series A
5.00%, 04/01/14 (AMBAC)	500,000	558,775
5.00%, 04/01/15 (AMBAC)	1,000,000	1,156,520
State of Tennessee GO
Series C
5.00%, 09/01/12	300,000	314,232

		4,412,961

TEXAS – 5.30%
City of Dallas RB Water Revenue
5.00%, 10/01/12 (AMBAC)	150,000	157,703
5.00%, 10/01/13 (AMBAC)	400,000	438,884
City of Houston GOL
Series A
5.25%, 03/01/13 (NPFGC)	1,000,000	1,071,520
5.38%, 03/01/15 (Call 03/01/14) (NPFGC)	200,000	223,152
City of Houston RB Sewer Revenue
Series E
5.00%, 11/15/16	500,000	595,260
City of Houston RB Water Revenue
Series A
5.25%, 05/15/14 (NPFGC)	1,300,000	1,463,696
City of San Antonio RB Electric Power & Light Revenues
5.38%, 02/01/15	1,000,000	1,161,170
5.38%, 02/01/19 (PR 02/01/12)	1,000,000	1,021,280
Dallas Independent School District GO
5.00%, 02/15/13	1,000,000	1,066,890
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB Port Airport & Marina Revenue
Series A
4.00%, 11/01/12	780,000	810,865
Lower Colorado River Authority RB Electric Power & Light Revenues
5.00%, 05/15/12	535,000	552,596

Security	Principal	Value
5.00%, 05/15/13	$500,000	$537,245
5.00%, 05/15/15	250,000	287,220
5.00%, 05/15/16	300,000	350,427
5.25%, 01/01/15	765,000	884,692
North East Independent School District GO
5.00%, 08/01/33 (PR 08/01/14) (PSF)	250,000	282,922
North Texas Tollway Authority RB Highway Revenue Tolls
Series A
5.00%, 01/01/35 (PR 01/01/15) (AGM)	1,105,000	1,264,021
Series L-2
6.00%, 01/01/13	890,000	948,411
North Texas Tollway Authority RB Miscellaneous Revenue
Series E-2
5.25%, 01/01/12	2,550,000	2,590,698
State of Texas GO
5.00%, 10/01/11	875,000	878,552
5.00%, 10/01/15	750,000	881,752
Series A
5.50%, 10/01/12 (Call 10/01/11)	475,000	477,109
Texas Public Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/14	100,000	112,674
5.00%, 07/01/15	1,400,000	1,629,600
5.00%, 07/01/16 (Call 01/01/16)	300,000	350,901
Texas State Transportation Commission RB Fuel Sales Tax Revenue
Series A
5.00%, 04/01/12	1,000,000	1,027,880
5.00%, 04/01/13	1,465,000	1,573,791
5.25%, 04/01/14	200,000	224,684
Texas State Transportation Commission RB Highway Revenue Tolls
5.00%, 04/01/16	475,000	562,129

		23,427,724

66	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2011

Security	Principal	Value
UTAH – 1.18%
Intermountain Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 07/01/12	$250,000	$259,558
5.00%, 07/01/14	225,000	249,910
5.25%, 07/01/13	500,000	541,315
State of Utah GO
Series A
5.00%, 07/01/13	300,000	326,049
5.00%, 07/01/15	1,000,000	1,169,810
5.00%, 07/01/16 (PR 07/01/13)	425,000	461,490
Series C
4.00%, 07/01/13	1,350,000	1,442,542
Utah Transit Authority RB Sales Tax Revenue
Series A
5.00%, 06/15/32 (PR 12/15/12) (AGM)	400,000	424,284
Series B
4.50%, 06/15/33 (PR 12/15/15) (AGM)	300,000	349,269

		5,224,227

VIRGINIA – 1.36%
County of Fairfax GO
Series A
5.00%, 10/01/11 (SAW)	1,975,000	1,982,979
Virginia Commonwealth Transportation Board RB Federal Grant Revenue
5.00%, 09/27/12	700,000	735,784
Virginia Commonwealth Transportation Board RB Miscellaneous Revenue
5.00%, 10/01/13	300,000	329,031
5.00%, 10/01/14	410,000	466,449
Virginia Public School Authority RB Miscellaneous Revenue
5.25%, 08/01/14	925,000	1,053,279
5.25%, 08/01/15	1,225,000	1,443,503

		6,011,025

Security	Principal	Value
WASHINGTON – 2.92%
City of Seattle RB Electric Power & Light Revenues
Series B
5.00%, 02/01/15	$1,250,000	$1,436,550
County of King RB Sewer Revenue
Series B
5.00%, 01/01/16	1,000,000	1,172,450
Energy Northwest RB Electric Power & Light Revenues
5.50%, 07/01/15	445,000	526,017
Series A
5.00%, 07/01/12	400,000	415,876
5.00%, 07/01/13	460,000	499,321
5.00%, 07/01/13 (AMBAC)	580,000	629,578
5.00%, 07/01/14	500,000	563,070
5.25%, 07/01/13 (NPFGC)	655,000	713,976
5.25%, 07/01/16 (NPFGC)	190,000	227,609
5.50%, 07/01/12 (NPFGC)	250,000	260,962
5.50%, 07/01/13	205,000	224,395
5.50%, 07/01/14	500,000	570,090
Series C
5.00%, 07/01/14	500,000	563,070
5.00%, 07/01/16	235,000	278,752
King County School District No. 1 Seattle GOL
Series A
5.00%, 06/01/13 (GTD)	1,250,000	1,352,575
State of Washington GO
5.00%, 07/01/12	985,000	1,024,006
5.00%, 01/01/16	500,000	587,860
Series C
5.00%, 07/01/13	500,000	543,025
Series R
5.00%, 07/01/12	15,000	15,598
Series R-2006A
5.00%, 07/01/15 (AMBAC)	600,000	698,898
Washington State Public Power Supply System
Series B
7.13%, 07/01/16 (NPFGC)	500,000	632,885

		12,936,563

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

August 31, 2011

Security	Shares or Principal	Value
WISCONSIN – 0.68%
State of Wisconsin GO
Series 1
5.00%, 05/01/15 (NPFGC)	$860,000	$997,359
5.00%, 05/01/16 (AMBAC)	100,000	118,408
5.50%, 05/01/14 (NPFGC)	300,000	339,939
Series 2
5.00%, 05/01/13 (NPFGC)	225,000	242,645
Series A
5.00%, 05/01/16 (NPFGC-FGIC)	870,000	1,030,150
State of Wisconsin RB Miscellaneous Revenue
Series 1
5.00%, 07/01/16	250,000	293,962

		3,022,463

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $432,635,467)		440,618,768

SHORT-TERM INVESTMENTS – 0.07%

MONEY MARKET FUNDS – 0.07%
BlackRock Liquidity Funds – MuniFund, Institutional Shares
0.05%[a,b]	289,635	289,635

		289,635

TOTAL SHORT-TERM INVESTMENTS
(Cost: $289,635)		289,635

TOTAL INVESTMENTS IN SECURITIES – 99.68%
(Cost: $432,925,102)		440,908,403

Other Assets, Less Liabilities – 0.32%		1,425,599

NET ASSETS – 100.00%		$442,334,002

COP – Certificates of Participation

GO – General Obligation

GOI – General Obligation of the Issuer

GOL – General Obligation Limited

GTD – Guaranteed by the Commonwealth, County or State

PR – Prerefunded

PSF – Permanent School Fund

RB – Revenue Bond

SAW – State Aid Withholding

SO – Special Obligation

ST – Special Tax

Insured by:

AGC – Assured Guaranty Corp.

AGC-ICC – AGC Insured Custody Certificates

AGM – Assured Guaranty Municipal Corp.

AMBAC – Ambac Financial Group Inc.

CIFG – CDC IXIS Financial Guaranty

FGIC – Financial Guaranty Insurance Co.

NPFGC – National Public Finance Guarantee Corp.

XLCA – XL Capital Assurance Inc.

XLCA-ICR – XL Capital Ltd. – Insured Custodial Receipts

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

68	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

August 31, 2011

Security	Principal	Value
MUNICIPAL BONDS & NOTES – 97.51%

NEW YORK – 97.51%
Brooklyn Arena Local Development Corp. RB Recreational Revenue
6.25%, 07/15/40	$250,000	$253,668
6.38%, 01/15/20	850,000	867,586
City of New York GO
5.38%, 03/01/27 (PR 03/01/13)	210,000	226,061
Series A
5.00%, 08/01/20 (AGM)	250,000	284,495
5.00%, 08/01/25	400,000	440,560
Series A-1
5.00%, 08/01/12	100,000	104,330
5.00%, 08/01/17	1,100,000	1,312,509
5.00%, 08/01/19	150,000	172,443
Series B
5.00%, 08/01/13	105,000	114,181
5.00%, 08/01/16	135,000	159,463
5.00%, 08/01/20	100,000	119,560
Series B-1
5.25%, 09/01/20	195,000	228,694
Series C
2.00%, 08/01/12	130,000	132,061
5.00%, 08/01/19	230,000	275,039
5.50%, 08/01/12	125,000	130,985
Series C-1
5.00%, 10/01/19	150,000	172,821
5.00%, 10/01/20	250,000	284,382
5.00%, 10/01/24 (AGM)	250,000	272,555
Series D
5.38%, 06/01/32 (PR 06/01/12)	100,000	103,881
Series E
4.00%, 08/01/14	220,000	241,736
Series G
4.00%, 08/01/18	145,000	162,696
5.00%, 08/01/14	500,000	563,835
5.00%, 08/01/24	350,000	380,968
Series H-1
5.00%, 03/01/23	490,000	549,785
Series J
5.00%, 05/15/23	250,000	270,958
5.25%, 06/01/28 (PR 06/01/13)	1,660,000	1,804,221

Security	Principal	Value
Series J-1
5.00%, 08/01/13	$360,000	$391,478
5.00%, 05/15/33	400,000	422,204
5.00%, 05/15/36	905,000	947,327
Series L-1
5.00%, 04/01/25	810,000	883,354
Series M
5.00%, 04/01/25 (FGIC)	200,000	217,076
Erie County Industrial Development Agency RB Lease Appropriation
Series A
5.00%, 05/01/31	100,000	104,591
Hudson Yards Infrastructure Corp. RB Miscellaneous Revenue
Series A
4.50%, 02/15/17 (NPFGC)	675,000	582,046
5.00%, 02/15/17 (FGIC)	650,000	619,645
5.00%, 02/15/17	2,055,000	1,959,031
Long Island Power Authority RB Electric Power & Light Revenues
Series A
5.38%, 09/01/25 (PR 09/01/11)	1,500,000	1,500,000
5.50%, 12/01/11 (AMBAC)	300,000	303,963
5.50%, 04/01/22	500,000	577,895
5.50%, 05/01/33 (BHAC)	625,000	679,887
6.25%, 04/01/33	250,000	284,023
Series B
5.00%, 12/01/35	250,000	254,633
Series C
5.00%, 09/01/35	225,000	229,383
Series D
5.00%, 09/01/12 (NPFGC)	125,000	130,669
Series E
5.00%, 12/01/21 (NPFGC-FGIC)	400,000	441,008
5.00%, 12/01/22 (NPFGC-FGIC)	250,000	273,055
Metropolitan Transportation Authority RB Fuel Sales Tax Revenue
Series A
4.75%, 04/01/28 (PR 10/01/15) (FGIC)	430,000	502,915

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

August 31, 2011

Security	Principal	Value
Metropolitan Transportation Authority RB Highway Revenue Tolls
Series B
5.00%, 11/15/28 (NPFGC)	$232,500	$236,413
5.25%, 11/15/32 (PR 11/15/13)	615,000	681,291
Metropolitan Transportation Authority RB Miscellaneous Revenue
Series A
5.13%, 01/01/24 (SAP)	250,000	257,155
Metropolitan Transportation Authority RB Transit Revenue
5.00%, 11/15/27	1,300,000	1,411,943
Series A
4.75%, 11/15/27 (NPFGC)	200,000	204,808
5.00%, 11/15/18	250,000	289,592
5.00%, 11/15/25 (NPFGC-FGIC)	500,000	518,540
5.00%, 11/15/30 (AGM)	500,000	504,035
5.00%, 11/15/31	600,000	614,022
5.00%, 11/15/31 (PR 11/15/11) (NPFGC-FGIC)	650,000	656,441
5.00%, 11/15/37	455,000	461,142
5.50%, 11/15/39	700,000	747,061
Series B
5.00%, 11/15/30 (AMBAC)	1,600,000	1,638,240
5.00%, 11/15/34	900,000	939,951
Nassau County Interim Finance Authority RB Sales Tax Revenue
Series H
5.25%, 11/15/15 (AMBAC)	100,000	114,236
Nassau County Sewer & Storm Water Finance Authority RB Water Revenue
Series A
5.38%, 11/01/28 (BHAC)	235,000	258,636
New York City Educational Construction Fund RB Lease Revenue
Series A
5.75%, 04/01/41	45,000	49,265
New York City Industrial Development Agency RB Recreational Revenue
4.50%, 03/01/39 (FGIC)	245,000	213,821
5.00%, 09/01/16 (FGIC)	455,000	421,981
5.00%, 03/01/31 (FGIC)	210,000	210,275
5.00%, 03/01/36 (NPFGC)	275,000	264,118

Security	Principal	Value
New York City Municipal Water Finance Authority RB Sewer Revenue
Series AA
5.00%, 06/15/37	$100,000	$103,651
Series B
5.00%, 06/15/14 (AGM)	140,000	157,529
Series CC
5.00%, 06/15/29	185,000	199,082
New York City Municipal Water Finance Authority RB Water Revenue
5.00%, 06/15/26	750,000	841,200
Series A
5.00%, 06/15/38	100,000	103,807
5.00%, 06/15/39	255,000	260,166
Series C
4.75%, 06/15/33	250,000	255,675
5.00%, 06/15/25 (NPFGC)	600,000	654,426
5.00%, 06/15/27 (NPFGC)	455,000	494,057
Series D
5.00%, 06/15/37	250,000	257,010
Series DD
4.75%, 06/15/35	250,000	254,925
4.75%, 06/15/36	980,000	995,298
Series FF-2
5.00%, 06/15/40	500,000	524,615
Series GG-1
5.00%, 06/15/39	1,675,000	1,757,460
5.25%, 06/15/32	750,000	812,685
New York City Transitional Finance Authority RB Income Tax Revenue
Series A
5.00%, 05/01/29	150,000	162,594
Series B
5.00%, 11/01/15	500,000	586,625
5.00%, 11/01/21	250,000	285,135
5.00%, 11/01/30	100,000	107,485
Series C
5.00%, 11/01/39	500,000	529,365
Series D
5.00%, 11/01/23	250,000	285,990
5.00%, 02/01/27	250,000	277,315

70	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

August 31, 2011

Security	Principal	Value
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
4.50%, 01/15/38 (SAW)	$235,000	$231,773
4.75%, 01/15/38 (SAW)	250,000	251,628
5.00%, 01/15/26 (SAW)	470,000	504,108
5.00%, 01/15/34 (SAW)	500,000	517,330
Series S-2
5.00%, 01/15/37 (NPFGC-FGIC)	100,000	102,742
Series S-3
5.25%, 01/15/30 (SAW)	500,000	538,550
Series S-4
5.50%, 01/15/39 (SAW)	500,000	539,830
New York City Transitional Finance Authority RB Miscellaneous Taxes
Series A-1
5.00%, 11/01/13	260,000	285,358
5.00%, 11/01/19	350,000	396,581
New York City Transitional Finance Authority RB Sales Tax Revenue
Series A-1
5.00%, 08/01/12	440,000	459,237
5.00%, 08/01/13	190,000	206,576
5.00%, 08/01/20	1,000,000	1,149,690
5.00%, 08/01/21	725,000	829,683
New York City Trust for Cultural Resources RB Recreational Revenue
5.00%, 04/01/31	500,000	530,560
New York Convention Center Development Corp. RB Hotel Occupancy Tax
5.00%, 11/15/15 (AMBAC)	380,000	381,687
5.00%, 11/15/30 (AMBAC)	375,000	381,799
5.00%, 11/15/35 (AMBAC)	500,000	503,730
New York Local Government Assistance Corp. RB Miscellaneous Revenue
Series C
5.00%, 04/01/12 (GOI)	500,000	514,090
New York Local Government Assistance Corp. RB Sales Tax Revenue
Series A
5.00%, 04/01/12 (GOI)	250,000	257,045
5.00%, 04/01/15 (GOI)	200,000	231,188

Security	Principal	Value
5.00%, 04/01/19	$500,000	$596,165
5.00%, 04/01/20	50,000	58,630
Series B
5.00%, 04/01/19 (GOI)	285,000	347,566
Series C
5.50%, 04/01/17 (GOI)	550,000	649,599
New York Power Authority (The) RB Electric Power & Light Revenues
Series A
4.50%, 11/15/17 (NPFGC)	480,000	481,958
5.00%, 11/15/19 (PR 11/15/12)	125,000	132,150
5.25%, 11/15/16 (PR 11/15/12)	250,000	265,053
Series C
5.00%, 11/15/15 (NPFGC)	200,000	234,062
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/13 (GOI)	150,000	163,025
5.00%, 07/01/22	1,000,000	1,111,270
5.00%, 09/01/38	380,000	386,589
5.13%, 07/01/34 (AMBAC)	300,000	301,824
Series E
6.13%, 01/01/31	250,000	283,375
New York State Dormitory Authority RB Health Hospital Nursing Home Revenue
5.50%, 07/01/23 (NPFGC)	200,000	235,286
Series A
5.25%, 08/15/15 (AGM FHA)	605,000	664,387
New York State Dormitory Authority RB Income Tax Revenue
Series A
5.00%, 02/15/19	285,000	341,000
5.00%, 03/15/28	500,000	541,970
Series B
5.00%, 03/15/28	200,000	219,032
Series C
5.00%, 03/15/22	500,000	568,825
5.00%, 03/15/25	525,000	581,332
5.00%, 03/15/31	250,000	272,350
5.00%, 12/15/31	250,000	263,380
Series F
5.00%, 03/15/30	250,000	261,698

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

August 31, 2011

Security	Principal	Value
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/15	$500,000	$570,060
5.00%, 07/01/22	250,000	280,675
Series A
5.25%, 05/15/15	450,000	499,302
New York State Dormitory Authority RB Property Tax
Series D
5.25%, 10/01/23 (NPFGC)	500,000	519,105
New York State Environmental Facilities Corp. RB Water Revenue
4.75%, 06/15/31	1,000,000	1,038,960
5.00%, 06/15/30	750,000	800,287
5.00%, 06/15/33	500,000	528,525
5.00%, 06/15/41	250,000	265,283
Series A
5.00%, 06/15/34	180,000	190,822
5.13%, 06/15/38	350,000	373,691
New York State Thruway Authority RB Highway Revenue Tolls
5.50%, 04/01/12	250,000	257,383
Series A
5.00%, 04/01/27	750,000	810,120
5.25%, 04/01/12 (NPFGC)	95,000	97,792
5.25%, 04/01/13 (NPFGC)	230,000	247,170
Series B
4.13%, 04/01/19 (AMBAC)	500,000	540,640
5.00%, 04/01/12 (AGM)	225,000	231,172
5.00%, 04/01/13 (NPFGC-FGIC)	415,000	444,345
5.00%, 04/01/15 (AGM)	950,000	1,093,393
5.00%, 04/01/17 (NPFGC-FGIC)	300,000	344,103
5.50%, 04/01/20 (AMBAC)	250,000	307,347
Series H
4.00%, 01/01/18 (NPFGC)	100,000	110,087
5.00%, 01/01/19 (NPFGC)	400,000	458,476
5.00%, 01/01/21 (NPFGC)	225,000	251,460
New York State Thruway Authority RB Income Tax Revenue
Series A
5.00%, 03/15/21	500,000	594,510

Security	Principal	Value
New York State Thruway Authority RB Miscellaneous Revenue
5.00%, 04/01/16	$250,000	$290,782
Series B
5.00%, 04/01/14	400,000	444,284
New York State Thruway Authority RB Transit Revenue
Series A
5.00%, 03/15/18	500,000	598,075
5.00%, 03/15/26	300,000	331,005
New York State Urban Development Corp. RB Income Tax Revenue
5.00%, 12/15/17	250,000	301,437
Series A-1
5.00%, 12/15/16	400,000	478,500
Series B
5.00%, 03/15/32	250,000	262,813
Series B-1
5.00%, 03/15/28	250,000	273,790
5.00%, 03/15/36	500,000	526,930
5.25%, 03/15/38	120,000	128,789
New York State Urban Development Corp. RB Miscellaneous Revenue
Series B
5.00%, 01/01/21	750,000	848,955
Series D
5.25%, 01/01/17	160,000	188,214
5.25%, 01/01/20	250,000	293,235
5.63%, 01/01/28	400,000	440,668
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
4.50%, 09/15/39 (GOI)	475,000	476,582
4.75%, 07/15/31 (GOI)	200,000	207,952
4.75%, 11/15/32 (GOI)	200,000	205,722
5.00%, 10/01/27 (GOI)	700,000	738,143
5.00%, 12/01/29 (GOI)	925,000	973,757
5.00%, 07/15/35 (GOI)	200,000	209,700
5.00%, 10/01/35 (GOI)	550,000	570,443
5.00%, 09/15/36 (GOI)	200,000	210,678
5.00%, 01/15/41 (GOI)	250,000	263,370

72	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

August 31, 2011

Security	Principal	Value
Sales Tax Asset Receivable Corp. RB Sales Tax Revenue Series A
5.00%, 10/15/17 (NPFGC)	$825,000	$923,612
5.00%, 10/15/20 (NPFGC)	142,500	158,278
5.00%, 10/15/23 (NPFGC)	405,000	443,394
5.00%, 10/15/29 (AMBAC)	625,000	661,812
5.00%, 10/15/32 (AMBAC)	700,000	729,813
5.25%, 10/15/18 (NPFGC)	500,000	561,620
5.25%, 10/15/19 (NPFGC)	185,000	207,376
State of New York GO Series C
5.00%, 04/15/13	100,000	107,571
5.00%, 04/15/14	50,000	55,960
5.00%, 04/15/15	500,000	579,060
5.00%, 04/15/16	500,000	571,045
Triborough Bridge & Tunnel Authority RB Highway Revenue Tolls
5.00%, 11/15/37 (GOI)	775,000	808,100
Series A
5.00%, 01/01/27 (GOI)	500,000	505,785
5.13%, 01/01/31 (PR 01/01/12)	415,000	421,723
5.25%, 01/01/28 (PR 01/01/22) (GOI)	65,000	82,134
Series B
5.25%, 11/15/13 (GOI)	200,000	220,662
Series C
5.00%, 11/15/38 (GOI)	300,000	313,632
Series D
5.00%, 11/15/31	650,000	683,650
Triborough Bridge & Tunnel Authority RB Transit Revenue
Series A
5.00%, 11/15/32	600,000	632,310

		88,092,497

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $83,776,708)		88,092,497

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.25%

MONEY MARKET FUNDS – 1.25%
BlackRock Liquidity Funds – New York Money Fund, Institutional Shares 0.06%[a,b]	1,127,180	$1,127,180

		1,127,180

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,127,180)		1,127,180

TOTAL INVESTMENTS IN SECURITIES – 98.76%
(Cost: $84,903,888)		89,219,677

Other Assets, Less Liabilities – 1.24%		1,121,216

NET ASSETS – 100.00%		$90,340,893

GO – General Obligation

GOI – General Obligation of the Issuer

PR – Prerefunded

RB – Revenue Bond

SAP – Subject to Appropriations

SAW – State Aid Withholding

Insured by:

AGM – Assured Guaranty Municipal Corp.

AMBAC – Ambac Financial Group Inc.

BHAC – Berkshire Hathaway Assurance Corp.

FGIC – Financial Guaranty Insurance Co.

FHA – Federal Housing Administration

NPFGC – National Public Finance Guarantee Corp.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	73

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

August 31, 2011

	iShares S&P California AMT-Free Municipal Bond Fund	iShares S&P National AMT-Free Municipal Bond Fund	iShares S&P Short Term National AMT-Free Municipal Bond Fund
ASSETS
Investments, at cost:
Unaffiliated	$173,920,020	$2,055,296,015	$432,635,467
Affiliated (Note 2)	1,119,769	13,323,311	289,635

Total cost of investments	$175,039,789	$2,068,619,326	$432,925,102

Investments in securities, at fair value (Note 1):
Unaffiliated	$181,432,744	$2,139,554,346	$440,618,768
Affiliated (Note 2)	1,119,769	13,323,311	289,635

Total fair value of investments	182,552,513	2,152,877,657	440,908,403
Receivables:
Interest	2,228,916	25,036,584	5,156,856

Total Assets	184,781,429	2,177,914,241	446,065,259

LIABILITIES
Payables:
Investment securities purchased	491,262	4,663,961	3,637,666
Investment advisory fees (Note 2)	40,270	462,702	93,591

Total Liabilities	531,532	5,126,663	3,731,257

NET ASSETS	$184,249,897	$2,172,787,578	$442,334,002

Net assets consist of:
Paid-in capital	$176,320,585	$2,082,743,093	$434,095,043
Undistributed net investment income	692,146	6,024,779	330,656
Accumulated net realized loss	(275,558)	(238,625)	(74,998)
Net unrealized appreciation	7,512,724	84,258,331	7,983,301

NET ASSETS	$184,249,897	$2,172,787,578	$442,334,002

Shares outstanding[a]	1,700,000	20,600,000	4,150,000

Net asset value per share	$108.38	$105.48	$106.59

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

74	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

August 31, 2011

iShares S&P New York AMT-Free Municipal Bond Fund
ASSETS
Investments, at cost:
Unaffiliated	$83,776,708
Affiliated (Note 2)	1,127,180

Total cost of investments	$84,903,888

Investments in securities, at fair value (Note 1):
Unaffiliated	$88,092,497
Affiliated (Note 2)	1,127,180

Total fair value of investments	89,219,677
Receivables:
Interest	1,140,285

Total Assets	90,359,962

LIABILITIES
Payables:
Investment advisory fees (Note 2)	19,069

Total Liabilities	19,069

NET ASSETS	$90,340,893

Net assets consist of:
Paid-in capital	$86,176,672
Undistributed net investment income	233,439
Accumulated net realized loss	(385,007)
Net unrealized appreciation	4,315,789

NET ASSETS	$90,340,893

Shares outstanding[a]	850,000

Net asset value per share	$106.28

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

Financial Statements	75

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended August 31, 2011

	iShares S&P California AMT-Free Municipal Bond Fund	iShares S&P National AMT-Free Municipal Bond Fund	iShares S&P Short Term National AMT-Free Municipal Bond Fund
NET INVESTMENT INCOME
Dividends – affiliated (Note 2)	$–	$2,729	$–
Interest – unaffiliated	3,915,868	39,427,055	3,107,074
Interest – affiliated (Note 2)	1,149	8,479	857

Total investment income	3,917,017	39,438,263	3,107,931

EXPENSES
Investment advisory fees (Note 2)	246,765	2,618,731	531,434

Total expenses	246,765	2,618,731	531,434
Less investment advisory fees waived (Note 2)	–	(166)	–

Net expenses	246,765	2,618,565	531,434

Net investment income	3,670,252	36,819,698	2,576,497

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments – unaffiliated	31,515	768,151	(67,748)
Investments – affiliated (Note 2)	–	28,553	–
In-kind redemptions – unaffiliated	596,661	3,882,088	–

Net realized gain (loss)	628,176	4,678,792	(67,748)

Net change in unrealized appreciation/depreciation	9,159,507	91,659,903	7,008,657

Net realized and unrealized gain	9,787,683	96,338,695	6,940,909

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,457,935	$133,158,393	$9,517,406

See notes to financial statements.

76	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended August 31, 2011

iShares S&P New York AMT-Free Municipal Bond Fund
NET INVESTMENT INCOME
Interest – unaffiliated	$1,568,952
Interest – affiliated (Note 2)	195

Total investment income	1,569,147

EXPENSES
Investment advisory fees (Note 2)	102,969

Total expenses	102,969

Net investment income	1,466,178

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments – unaffiliated	41,389

Net realized gain	41,389

Net change in unrealized appreciation/depreciation	3,831,594

Net realized and unrealized gain	3,872,983

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,339,161

See notes to financial statements.

FINANCIAL STATEMENTS	77

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P California AMT-Free Municipal Bond Fund		iShares S&P National AMT-Free Municipal Bond Fund
	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,670,252	$8,739,844	$36,819,698	$72,270,791
Net realized gain (loss)	628,176	(805,206)	4,678,792	321,623
Net change in unrealized appreciation/depreciation	9,159,507	(6,048,746)	91,659,903	(66,794,733)

Net increase in net assets resulting from operations	13,457,935	1,885,892	133,158,393	5,797,681

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,752,188)	(8,659,201)	(36,776,058)	(71,690,435)

Total distributions to shareholders	(3,752,188)	(8,659,201)	(36,776,058)	(71,690,435)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	–	32,236,684	165,051,470	592,256,345
Cost of shares redeemed	(36,867,761)	(15,286,194)	(63,211,888)	(249,950,571)

Net increase (decrease) in net assets from capital share transactions	(36,867,761)	16,950,490	101,839,582	342,305,774

INCREASE (DECREASE) IN NET ASSETS	(27,162,014)	10,177,181	198,221,917	276,413,020

NET ASSETS
Beginning of period	211,411,911	201,234,730	1,974,565,661	1,698,152,641

End of period	$184,249,897	$211,411,911	$2,172,787,578	$1,974,565,661

Undistributed net investment income included in net assets at end of period	$692,146	$774,082	$6,024,779	$5,981,139

SHARES ISSUED AND REDEEMED
Shares sold	–	300,000	1,600,000	5,700,000
Shares redeemed	(350,000)	(150,000)	(600,000)	(2,500,000)

Net increase (decrease) in shares outstanding	(350,000)	150,000	1,000,000	3,200,000

See notes to financial statements.

78	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Short Term National AMT-Free Municipal Bond Fund		iShares S&P New York AMT-Free Municipal Bond Fund
	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,576,497	$5,148,715	$1,466,178	$2,549,879
Net realized gain (loss)	(67,748)	307,714	41,389	(35,430)
Net change in unrealized appreciation/depreciation	7,008,657	(2,589,366)	3,831,594	(1,980,928)

Net increase in net assets resulting from operations	9,517,406	2,867,063	5,339,161	533,521

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,752,925)	(5,044,055)	(1,461,799)	(2,544,616)

Total distributions to shareholders	(2,752,925)	(5,044,055)	(1,461,799)	(2,544,616)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	31,727,109	157,985,347	15,354,087	5,276,359
Cost of shares redeemed	–	(52,369,109)	–	–

Net increase in net assets from capital share transactions	31,727,109	105,616,238	15,354,087	5,276,359

INCREASE IN NET ASSETS	38,491,590	103,439,246	19,231,449	3,265,264

NET ASSETS
Beginning of period	403,842,412	300,403,166	71,109,444	67,844,180

End of period	$442,334,002	$403,842,412	$90,340,893	$71,109,444

Undistributed net investment income included in net assets at end of period	$330,656	$507,084	$233,439	$229,060

SHARES ISSUED AND REDEEMED
Shares sold	300,000	1,500,000	150,000	50,000
Shares redeemed	–	(500,000)	–	–

Net increase in shares outstanding	300,000	1,000,000	150,000	50,000

See notes to financial statements.

FINANCIAL STATEMENTS	79

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P California AMT-Free Municipal Bond Fund
	Six months ended Aug. 31, 2011 (Unaudited)	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Period from Oct. 4, 2007[a] to Feb. 29, 2008
Net asset value, beginning of period	$103.13	$105.91	$102.14	$99.40	$103.40

Income from investment operations:
Net investment income[b]	1.97	4.15	4.11	3.83	1.53
Net realized and unrealized gain (loss)[c]	5.26	(2.80)	3.66	2.48	(4.36)

Total from investment operations	7.23	1.35	7.77	6.31	(2.83)

Less distributions from:
Net investment income	(1.98)	(4.13)	(4.00)	(3.57)	(1.17)

Total distributions	(1.98)	(4.13)	(4.00)	(3.57)	(1.17)

Net asset value, end of period	$108.38	$103.13	$105.91	$102.14	$99.40

Total return	7.09%[d]	1.26%	7.74%	6.43%	(2.78)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$184,250	$211,412	$201,235	$132,783	$59,638
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	3.71%	3.91%	3.96%	3.79%	3.63%
Portfolio turnover rate[f]	7%	21%	16%	24%	19%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

80	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P National AMT-Free Municipal Bond Fund
	Six months ended Aug. 31, 2011 (Unaudited)	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Period from Sep. 7, 2007[a] to Feb. 29, 2008
Net asset value, beginning of period	$100.74	$103.55	$99.18	$96.48	$100.30

Income from investment operations:
Net investment income[b]	1.82	3.77	3.82	3.77	1.74
Net realized and unrealized gain (loss)[c]	4.74	(2.82)	4.27	2.45	(4.08)

Total from investment operations	6.56	0.95	8.09	6.22	(2.34)

Less distributions from:
Net investment income	(1.82)	(3.76)	(3.72)	(3.52)	(1.48)

Total distributions	(1.82)	(3.76)	(3.72)	(3.52)	(1.48)

Net asset value, end of period	$105.48	$100.74	$103.55	$99.18	$96.48

Total return	6.59%[d]	0.95%	8.27%	6.53%	(2.36)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,172,788	$1,974,566	$1,698,153	$1,021,581	$356,983
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to waived fees[e]	0.25%	0.25%	n/a	0.26%	0.30%
Ratio of net investment income to average net assets[e]	3.51%	3.64%	3.75%	3.84%	3.62%
Portfolio turnover rate[f]	4%	9%	8%	14%	8%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	81

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Short Term National AMT-Free Municipal Bond Fund
	Six months ended Aug. 31, 2011 (Unaudited)	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Period from Nov. 5, 2008[a] to Feb. 28, 2009
Net asset value, beginning of period	$104.89	$105.40	$103.06	$100.50

Income from investment operations:
Net investment income[b]	0.64	1.34	1.50	0.75
Net realized and unrealized gain (loss)[c]	1.75	(0.52)	2.30	2.31

Total from investment operations	2.39	0.82	3.80	3.06

Less distributions from:
Net investment income	(0.69)	(1.33)	(1.46)	(0.50)

Total distributions	(0.69)	(1.33)	(1.46)	(0.50)

Net asset value, end of period	$106.59	$104.89	$105.40	$103.06

Total return	2.29%[d]	0.83%	3.72%	3.00%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$442,334	$403,842	$300,403	$41,225
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	1.21%	1.27%	1.44%	2.32%
Portfolio turnover rate[f]	10%	23%	22%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

82	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P New York AMT-Free Municipal Bond Fund
	Six months ended Aug. 31, 2011 (Unaudited)	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Period from Oct. 4, 2007[a] to Feb. 29, 2008
Net asset value, beginning of period	$101.58	$104.38	$99.78	$98.09	$101.51

Income from investment operations:
Net investment income[b]	1.85	3.75	3.82	3.91	1.56
Net realized and unrealized gain (loss)[c]	4.72	(2.80)	4.55	1.54	(3.77)

Total from investment operations	6.57	0.95	8.37	5.45	(2.21)

Less distributions from:
Net investment income	(1.87)	(3.75)	(3.77)	(3.76)	(1.21)

Total distributions	(1.87)	(3.75)	(3.77)	(3.76)	(1.21)

Net asset value, end of period	$106.28	$101.58	$104.38	$99.78	$98.09

Total return	6.55%[d]	0.95%	8.52%	5.65%	(2.20)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$90,341	$71,109	$67,844	$39,911	$19,619
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	3.55%	3.60%	3.73%	3.95%	3.77%
Portfolio turnover rate[f]	12%	14%	1%	30%	17%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	83

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” collectively, the “Funds”):

iShares Municipal Bond Fund	Diversification Classification
S&P California AMT-Free	Non-diversified
S&P National AMT-Free	Non-diversified
S&P Short Term National AMT-Free	Non-diversified
S&P New York AMT-Free	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

84	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

NOTES TO FINANCIAL STATEMENTS	85

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of August 31, 2011. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares Municipal Bond Fund	Level 1	Level 2	Level 3	Total

S&P California AMT-Free
Municipal Bonds & Notes	$–	$181,432,744	$–	$181,432,744
Short-Term Investments	1,119,769	–	–	1,119,769

	$1,119,769	$181,432,744	$–	$182,552,513

S&P National AMT-Free
Municipal Bonds & Notes	$–	$2,139,554,346	$–	$2,139,554,346
Short-Term Investments	13,323,311	–	–	13,323,311

	$13,323,311	$2,139,554,346	$–	$2,152,877,657

S&P Short Term National AMT-Free
Municipal Bonds & Notes	$–	$440,618,768	$–	$440,618,768
Short-Term Investments	289,635	–	–	289,635

	$289,635	$440,618,768	$–	$440,908,403

S&P New York AMT-Free
Municipal Bonds & Notes	$–	$88,092,497	$–	$88,092,497
Short-Term Investments	1,127,180	–	–	1,127,180

	$1,127,180	$88,092,497	$–	$89,219,677

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

86	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

The Funds had tax basis net capital loss carryforwards as of February 28, 2011, the tax year-end of the Funds, as follows:

iShares Municipal Bond Fund	Expiring 2017	Expiring 2018	Total
S&P National AMT-Free	$1,067,634	$3,055,743	$4,123,377
S&P Short Term National AMT-Free	–	7,250	7,250
S&P New York AMT-Free	142,519	229,563	372,082

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by funds for taxable years beginning after December 22, 2010 will not be subject to expiration. In addition, such losses must be utilized prior to the losses incurred in the tax years preceding enactment.

As of August 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Municipal Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
S&P California AMT-Free	$175,000,184	$7,942,740	$(390,411)	$7,552,329
S&P National AMT-Free	2,068,832,545	89,276,667	(5,231,555)	84,045,112
S&P Short Term National AMT-Free	432,976,261	8,191,443	(259,301)	7,932,142
S&P New York AMT-Free	84,931,102	4,309,873	(21,298)	4,288,575

Management has reviewed the tax positions as of August 31, 2011, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

NOTES TO FINANCIAL STATEMENTS	87

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.25% based on the average daily net assets of each Fund.

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares S&P National AMT-Free Municipal Bond Fund through June 30, 2013 in an amount equal to the investment advisory fees payable on the amount of the Fund’s investment in other iShares funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the Statements of Operations.

The iShares S&P National AMT-Free Municipal Bond Fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the six months ended August 31, 2011, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Municipal Bond Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period	Dividend Income	Net Realized Gain

S&P National AMT-Free
iShares S&P Short Term National AMT-Free Municipal Bond Fund	20,000	–	(20,000)	–	$–	$2,729	$28,553

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

88	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended August 31, 2011 were as follows:

iShares Municipal Bond Fund	Purchases	Sales
S&P California AMT-Free	$15,984,338	$13,836,763
S&P National AMT-Free	142,116,584	82,133,489
S&P Short Term National AMT-Free	58,206,943	40,883,444
S&P New York AMT-Free	12,582,160	9,686,877

In-kind transactions (see Note 4) for the six months ended August 31, 2011 were as follows:

iShares Municipal Bond Fund	In-kind Purchases	In-kind Sales
S&P California AMT-Free	$–	$34,501,024
S&P National AMT-Free	127,529,024	62,043,727
S&P Short Term National AMT-Free	24,440,305	–
S&P New York AMT-Free	12,760,791	–

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and an amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	89

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BFA provided such information as the Board, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. An ad-hoc sub-committee of the Independent Trustees (the “Ad-Hoc Sub-Committee”), with independent counsel, met with management on April 19, 2011, and April 26, 2011, to discuss the types of information the Board required and the manner in which management would organize and present such information. At a meeting held on May 16, 2011, management presented information to the Board relating to the continuance of the Advisory Contract and the Board reviewed and discussed such information at length. The Board also requested from management certain additional information. At a meeting held on June 22-23, 2011, the Board reviewed additional information provided by management in response to the Board’s requests. The Board approved the selection of BFA and the continuance of the Advisory Contract for the Funds, based on its review of qualitative and quantitative information provided by BFA, including its review of supplemental information management provided at the request of the Board. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In selecting BFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Nature, Extent and Quality of Services Provided by BFA – Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, supporting the Funds and their shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Funds and their shareholders were added in 2010, for example, in such areas as investor education, product management, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Expenses and Performance of the Funds – The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size or other differentiating factors, but were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board

90	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fees and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2010, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates – The Board reviewed information about the profitability to BFA of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares Funds and how such profitability methodology differed from the methodology used to calculate profitability prior to the acquisition of BFA by BlackRock, noting that such matters were focused on by the Ad-Hoc Sub-Committee during its meetings and addressed by management. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale – In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate. The Board also reviewed BFA’s historic profitability as investment adviser to the iShares fund complex and noted that BFA and BlackRock had continued to make significant investments in the iShares fund complex and the infrastructure supporting the iShares funds. Based on this review, as well as the discussions described above in connection with the Lipper Group and performance benchmark comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates – The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	91

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

(including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as any of the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different services provided as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchanged traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates – The Board reviewed any ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as any payment of revenue to BTC, the Funds’ securities lending agent, for loaning any portfolio securities, and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Funds and their shareholders to approve the continuance of the Advisory Contract for the coming year.

92	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Municipal Bond Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
S&P National AMT-Free	$1.77270	$–	$0.04581	$1.81851	97%	–%	3%	100%
S&P New York AMT-Free	1.83176	–	0.03645	1.86821	98	–	2	100

SUPPLEMENTAL INFORMATION	93

Notes:

94	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (“SEI”). BlackRock Fund Advisors (“BFA”) serves as the investment advisor to the Funds. BFA is a subsidiary of BlackRock Institutional Trust Company, N.A., neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2011 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

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iS-SAR-25-0811

August 31, 2011

2011 Semi-Annual Report

iShares Trust

iShares iBoxx $ High Yield Corporate Bond Fund  |  HYG  |  NYSE Arca

iShares iBoxx $ Investment Grade Corporate Bond Fund  |  LQD  |  NYSE Arca

Fund Performance Overviews

iSHARES® iBOXX $ CORPORATE BOND FUNDS

Performance as of August 31, 2011

	Average Annual Total Returns

	Year Ended 8/31/11			Five Years Ended 8/31/11			Inception to 8/31/11

iSHARES BOND FUNDS	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
iBoxx $ High Yield Corporate	8.03%	9.12%	8.13%	–	–	–	4.82%	5.07%	5.39%
iBoxx $ Investment Grade Corporate	4.99%	4.21%	5.18%	6.65%	6.55%	7.20%	6.18%	6.17%	6.48%

	Cumulative Total Returns

	Year Ended 8/31/11			Five Years Ended 8/31/11			Inception to 8/31/11

iSHARES BOND FUNDS	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
iBoxx $ High Yield Corporate	8.03%	9.12%	8.13%	–	–	–	23.09%	24.40%	26.04%
iBoxx $ Investment Grade Corporate	4.99%	4.21%	5.18%	37.98%	37.36%	41.58%	72.68%	72.49%	77.12%

Total returns for the periods since inception are calculated from the inception date of each Fund (4/4/07 and 7/22/02, respectively). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (4/11/07 and 7/26/02, respectively), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares iBoxx $ High Yield Corporate Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the iBoxx® $ Liquid High Yield Index (the “Index”). The Index is a rules-based index consisting of liquid, U.S. dollar denominated, high yield corporate bonds for sale in the United States, as determined by the Index provider. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2011, the total return for the Fund was (1.89)%, net of fees, while the total return for the Index was (1.75)%.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overviews (Continued)

iSHARES® iBOXX $ CORPORATE BOND FUNDS

PORTFOLIO ALLOCATION As of 8/31/11
Sector	Percentage of Net Assets
Communications	22.17%

Consumer Non-Cyclical	14.35

Financial	12.71

Energy	12.03

Consumer Cyclical	11.29

Utilities	8.23

Industrial	5.65

Technology	5.35

Basic Materials	5.12

Diversified	0.25

Short-Term and Other Net Assets	2.85

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/11
Security	Percentage of Net Assets
CIT Group Inc., 7.00%, 05/01/17	1.22%

Lyondell Chemical Co., 11.00%, 05/01/18	0.88

CIT Group Inc., 7.00%, 05/01/16	0.86

First Data Corp., 12.63%, 01/15/21	0.73

Community Health Systems Inc., 8.88%, 07/15/15	0.70

Intelsat (Luxembourg) SA, 11.25%, 02/04/17	0.69

Springleaf Finance Corp., 6.90%, 12/15/17	0.64

Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc., 10.00%, 12/01/20	0.63

Ally Financial Inc., 8.30%, 02/12/15	0.61

DISH DBS Corp., 6.75%, 06/01/21	0.59

TOTAL	7.55%

The iShares iBoxx $ Investment Grade Corporate Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the iBoxx® $ Liquid Investment Grade Index (the “Index”). The Index is a rules-based index consisting of liquid, U.S. dollar denominated, investment grade corporate bonds for sale in the United States, as determined by the Index provider. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2011, the total return for the Fund was 5.57%, net of fees, while the total return for the Index was 5.81%.

PORTFOLIO ALLOCATION As of 8/31/11
Sector	Percentage of Net Assets
Financial	36.81%

Communications	18.57

Consumer Non-Cyclical	16.65

Energy	10.47

Consumer Cyclical	5.00

Technology	3.40

Basic Materials	3.28

Industrial	2.99

Utilities	1.46

Short-Term and Other Net Assets	1.37

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/11
Security	Percentage of Net Assets
AT&T Inc., 5.50%, 02/01/18	0.83%

Wells Fargo & Co., 5.63%, 12/11/17	0.78

Wal-Mart Stores Inc., 6.50%, 08/15/37	0.72

AT&T Inc., 6.55%, 02/15/39	0.70

JPMorgan Chase & Co., 6.30%, 04/23/19	0.70

American International Group Inc., 5.85%, 01/16/18	0.68

Verizon Communications Inc., 8.75%, 11/01/18	0.68

Citigroup Inc., 8.50%, 05/22/19	0.67

General Electric Capital Corp., 5.63%, 05/01/18	0.67

Credit Suisse New York, 5.30%, 08/13/19	0.65

TOTAL	7.08%

6	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2011 to August 31, 2011.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Bond Fund	Beginning Account Value (3/1/11)	Ending Account Value (8/31/11)	Annualized Expense Ratio	Expenses Paid During Period[a] (3/1/11 to 8/31/11)
iBoxx $ High Yield Corporate
Actual	$1,000.00	$ 981.10	0.50%	$2.50
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.50	2.55
iBoxx $ Investment Grade Corporate
Actual	1,000.00	1,055.70	0.15	0.78
Hypothetical (5% return before expenses)	1,000.00	1,024.40	0.15	0.77

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

August 31, 2011

Security	Principal	Value
CORPORATE BONDS & NOTES – 97.15%

ADVERTISING – 0.22%
Affinion Group Inc.
7.88%, 12/15/18[a]	$11,250,000	$9,900,000
Lamar Media Corp.
7.88%, 04/15/18[a]	7,950,000	8,079,188

		17,979,188

AEROSPACE & DEFENSE – 0.73%
BE Aerospace Inc.
6.88%, 10/01/20[a]	15,450,000	15,862,000
8.50%, 07/01/18[a]	10,000,000	10,725,000
TransDigm Inc.
7.75%, 12/15/18[b]	33,259,000	33,981,829

		60,568,829

AIRLINES – 0.61%
American Airlines Inc.
7.50%, 03/15/16[a,b]	22,500,000	20,025,000
Continental Airlines Inc.
6.75%, 09/15/15[b]	17,000,000	16,872,500
Delta Air Lines Inc.
9.50%, 09/15/14[a,b]	13,852,000	14,163,670

		51,061,170

APPAREL – 0.39%
Hanesbrands Inc.
6.38%, 12/15/20[a]	24,270,000	23,966,625
8.00%, 12/15/16[a]	8,000,000	8,540,000

		32,506,625

AUTO MANUFACTURERS – 0.94%
Chrysler Group LLC/CG Co-Issuer Inc.
8.00%, 06/15/19[a,b]	33,500,000	27,972,500
8.25%, 06/15/21[a,b]	34,250,000	28,770,000
Navistar International Corp.
8.25%, 11/01/21	20,625,000	21,346,875

		78,089,375

AUTO PARTS & EQUIPMENT – 1.18%
Allison Transmission Inc.
7.13%, 05/15/19[a,b]	12,000,000	11,040,000
11.00%, 11/01/15[b]	10,610,000	11,175,867

Security	Principal	Value
Delphi Corp.
5.88%, 05/15/19[a,b]	$13,700,000	$13,186,250
6.13%, 05/15/21[a,b]	10,000,000	9,625,000
Goodyear Tire & Rubber Co. (The)
8.25%, 08/15/20[a]	22,625,000	23,643,125
10.50%, 05/15/16[a]	14,383,000	15,691,853
TRW Automotive Inc.
7.25%, 03/15/17[a,b]	12,220,000	13,319,800

		97,681,895

BANKS – 5.34%
Ally Financial Inc.
6.25%, 12/01/17	21,500,000	20,572,813
6.75%, 12/01/14	6,950,000	6,927,799
7.50%, 09/15/20[a]	36,950,000	36,577,036
8.00%, 12/31/18	10,075,000	9,880,696
8.00%, 03/15/20[a]	43,200,000	43,780,500
8.30%, 02/12/15	48,300,000	50,473,500
CIT Group Inc.
7.00%, 05/01/14[a]	10,651,533	10,704,790
7.00%, 05/01/15[a]	48,500,000	48,015,000
7.00%, 05/01/16[a]	72,500,000	71,694,445
7.00%, 05/02/16[b]	5,000,000	4,858,333
7.00%, 05/01/17[a]	102,650,000	100,887,841
7.00%, 05/02/17[b]	24,000,000	23,400,000
Regions Bank
7.50%, 05/15/18	16,000,000	15,573,333

		443,346,086

BEVERAGES – 0.67%
Constellation Brands Inc.
7.25%, 09/01/16	10,181,000	10,825,796
7.25%, 05/15/17[a]	14,479,000	15,371,872
8.38%, 12/15/14	12,250,000	13,566,875
Pernod-Ricard SA
5.75%, 04/07/21[a,b]	15,000,000	15,937,650

		55,702,193

BUILDING MATERIALS – 0.69%
Building Materials Corp. of America
6.75%, 05/01/21[b]	15,000,000	14,400,000
6.88%, 08/15/18[b]	10,900,000	10,709,250
Hanson Ltd.
6.13%, 08/15/16	15,330,000	15,609,926

8	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

August 31, 2011

Security	Principal	Value
USG Corp.
6.30%, 11/15/16	$8,920,000	$7,069,100
9.75%, 01/15/18[a]	10,985,000	9,694,262

		57,482,538

CHEMICALS – 2.81%
Celanese U.S. Holdings LLC
5.88%, 06/15/21[a]	8,650,000	8,698,656
6.63%, 10/15/18[a]	10,250,000	10,830,833
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
8.88%, 02/01/18	22,050,000	20,544,399
9.00%, 11/15/20	8,250,000	7,191,250
Huntsman International LLC
5.50%, 06/30/16[a]	12,700,000	12,303,125
8.63%, 03/15/21[a]	10,200,000	10,665,375
Ineos Finance PLC
9.00%, 05/15/15[a,b]	11,500,000	11,682,083
Ineos Group Holdings PLC
8.50%, 02/15/16[a,b]	1,125,000	978,750
Lyondell Chemical Co.
8.00%, 11/01/17[b]	37,320,000	41,425,200
11.00%, 05/01/18	65,500,000	72,786,875
Momentive Performance Materials Inc.
9.00%, 01/15/21	14,458,000	12,385,687
Nalco Co.
6.63%, 01/15/19[b]	11,250,000	12,389,063
8.25%, 05/15/17[a]	10,240,000	11,340,800

		233,222,096

COAL – 2.05%
Alpha Natural Resources Inc.
6.00%, 06/01/19[a]	18,100,000	17,843,583
6.25%, 06/01/21[a]	8,500,000	8,415,000
Arch Coal Inc.
7.00%, 06/15/19[a,b]	25,150,000	24,919,458
7.25%, 10/01/20	11,600,000	11,532,333
7.25%, 06/15/21[b]	10,000,000	9,983,333
8.75%, 08/01/16	14,000,000	15,166,667
Consol Energy Inc.
8.00%, 04/01/17	29,900,000	31,656,127
8.25%, 04/01/20	26,550,000	28,574,438

Security	Principal	Value
Peabody Energy Corp.
6.50%, 09/15/20	$7,000,000	$7,268,333
7.38%, 11/01/16	13,596,000	14,842,300

		170,201,572

COMMERCIAL SERVICES – 2.47%
ARAMARK Corp.
8.50%, 02/01/15[a]	27,210,000	28,048,975
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
8.25%, 01/15/19	13,900,000	13,378,750
9.63%, 03/15/18	9,650,000	9,907,333
Ceridian Corp.
11.25%, 11/15/15[a]	17,800,000	16,631,875
Hertz Corp. (The)
6.75%, 04/15/19[a,b]	37,250,000	35,015,000
7.38%, 01/15/21[b]	3,000,000	2,850,000
7.50%, 10/15/18[b]	20,625,000	20,521,875
Iron Mountain Inc.
8.38%, 08/15/21[a]	11,300,000	11,752,000
RSC Equipment Rental Inc.
8.25%, 02/01/21	12,000,000	11,400,000
9.50%, 12/01/14	11,882,000	11,956,262
10.00%, 07/15/17[b]	7,600,000	8,170,000
United Rentals (North America) Inc.
8.38%, 09/15/20[a]	14,650,000	13,795,417
9.25%, 12/15/19	11,400,000	11,870,250
10.88%, 06/15/16	8,700,000	9,526,500

		204,824,237

COMPUTERS – 0.99%
Seagate HDD Cayman
6.88%, 05/01/20	14,250,000	13,502,445
7.00%, 11/01/21[a,b]	15,800,000	14,852,000
7.75%, 12/15/18[b]	12,100,000	11,948,750
SunGard Data Systems Inc.
7.38%, 11/15/18[a]	17,000,000	16,405,000
7.63%, 11/15/20[a]	18,900,000	18,333,000
10.63%, 05/15/15[a]	7,000,000	7,434,583

		82,475,778

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

August 31, 2011

Security	Principal	Value
DISTRIBUTION & WHOLESALE – 0.27%
McJunkin Red Man Corp.
9.50%, 12/15/16[a]	$22,075,000	$22,185,375

		22,185,375

DIVERSIFIED FINANCIAL SERVICES – 5.95%
E*Trade Financial Corp.
6.75%, 06/01/16[a]	12,600,000	12,915,000
Ford Motor Credit Co. LLC
5.00%, 05/15/18	30,500,000	29,524,000
5.63%, 09/15/15[a]	25,050,000	25,691,906
5.75%, 02/01/21[a]	10,000,000	9,965,625
5.88%, 08/02/21	10,000,000	9,966,667
6.63%, 08/15/17	30,900,000	32,370,994
7.00%, 04/15/15[a]	34,800,000	37,056,562
8.00%, 06/01/14	2,600,000	2,811,632
8.00%, 12/15/16	31,350,000	34,694,000
8.13%, 01/15/20[a]	22,400,000	25,136,000
8.70%, 10/01/14[a]	20,250,000	22,363,594
12.00%, 05/15/15	21,500,000	26,055,312
International Lease Finance Corp.
5.65%, 06/01/14	1,750,000	1,660,313
8.25%, 12/15/20[a]	11,500,000	11,701,250
8.63%, 09/15/15	10,100,000	10,302,000
8.75%, 03/15/17[a]	3,125,000	3,210,938
Nuveen Investments Inc.
10.50%, 11/15/15	17,500,000	16,975,000
Petroplus Finance Ltd.
6.75%, 05/01/14[a,b]	3,590,000	3,231,000
7.00%, 05/01/17[b]	13,215,000	11,232,750
9.38%, 09/15/19[a,b]	6,850,000	6,165,000
Pinafore LLC/Pinafore Inc.
9.00%, 10/01/18[b]	24,000,000	25,406,400
Pinnacle Foods Finance LLC
8.25%, 09/01/17[a]	8,000,000	8,066,667
9.25%, 04/01/15	14,000,000	14,303,333
Residential Capital LLC
8.50%, 04/17/13[a,c]	2,775,000	2,684,813
9.63%, 05/15/15	46,775,000	41,571,281
Springleaf Finance Corp.
6.90%, 12/15/17	62,850,000	52,846,375

Security	Principal	Value
UPCB Finance III Ltd.
6.63%, 07/01/20[a,b]	$16,500,000	$16,060,000

		493,968,412

ELECTRIC – 7.86%
AES Corp. (The)
7.38%, 07/01/21[a,b]	22,800,000	22,895,000
7.75%, 10/15/15	13,450,000	14,088,875
8.00%, 10/15/17	32,391,000	34,172,505
8.00%, 06/01/20	10,700,000	11,208,250
9.75%, 04/15/16	7,000,000	7,735,000
Calpine Construction Finance Co. LP
8.00%, 06/01/16[b]	18,550,000	19,500,688
Calpine Corp.
7.25%, 10/15/17[a,b]	30,875,000	30,485,975
7.50%, 02/15/21[a,b]	39,800,000	40,247,750
7.88%, 07/31/20[a,b]	25,700,000	26,438,875
7.88%, 01/15/23[b]	29,800,000	30,296,667
Dynegy Holdings LLC
7.50%, 06/01/15[a]	9,300,000	6,114,750
7.75%, 06/01/19[a]	23,373,000	14,235,618
8.38%, 05/01/16	23,700,000	15,405,000
Edison Mission Energy
7.00%, 05/15/17[a]	26,383,000	18,206,102
7.20%, 05/15/19[a]	19,400,000	13,095,000
7.75%, 06/15/16	8,500,000	6,432,552
Energy Future Holdings Corp.
9.75%, 10/15/19[a]	2,489,000	2,425,033
10.00%, 01/15/20	13,000,000	13,010,833
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc.
10.00%, 12/01/20	52,042,000	52,692,525
GenOn Energy Inc.
9.50%, 10/15/18[a]	14,000,000	13,941,667
9.88%, 10/15/20[a]	13,000,000	12,913,333
Intergen NV
9.00%, 06/30/17[b]	26,270,000	26,966,155
NRG Energy Inc.
7.38%, 01/15/17	22,850,000	23,592,625
7.63%, 01/15/18[b]	26,800,000	26,487,333
7.63%, 05/15/19[a,b]	17,000,000	16,560,833

10	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

August 31, 2011

Security	Principal	Value
7.88%, 05/15/21[a,b]	$20,800,000	$20,349,333
8.25%, 09/01/20[a]	34,715,000	34,743,929
8.50%, 06/15/19[a]	17,155,000	17,376,586
Puget Energy Inc.
6.50%, 12/15/20	10,000,000	10,256,400
RRI Energy Inc.
7.63%, 06/15/14[a]	1,100,000	1,111,000
7.88%, 06/15/17[a]	14,450,000	14,088,750
Texas Competitive Electric Holdings Co. LLC/TCEH Finance Inc.
11.50%, 10/01/20[a,b]	54,500,000	45,916,250
15.00%, 04/01/21[a,b]	15,560,000	9,958,400

		652,949,592

ELECTRONICS – 0.59%
NXP BV/NXP Funding LLC
9.50%, 10/15/15[a]	17,225,000	18,214,863
9.75%, 08/01/18[a,b]	19,850,000	21,014,599
Sanmina-SCI Corp.
7.00%, 05/15/19[a,b]	10,750,000	9,769,063

		48,998,525

ENTERTAINMENT – 0.90%
AMC Entertainment Inc.
8.75%, 06/01/19[a]	13,839,000	13,977,390
9.75%, 12/01/20[a]	11,000,000	10,505,000
Pinnacle Entertainment Inc.
8.63%, 08/01/17[a]	10,500,000	10,981,250
WMG Acquisition Corp.
9.50%, 06/15/16[a]	23,970,000	24,519,313
11.50%, 10/01/18[a,b]	16,500,000	15,159,375

		75,142,328

FOOD – 1.15%
Blue Merger Sub Inc.
7.63%, 02/15/19[a,b]	28,610,000	28,561,363
Dean Foods Co.
7.00%, 06/01/16[a]	900,000	855,000
9.75%, 12/15/18[a]	10,000,000	10,175,000
Smithfield Foods Inc.
7.75%, 07/01/17[a]	11,230,000	11,705,520
10.00%, 07/15/14	6,075,000	6,864,750

Security	Principal	Value
SUPERVALU Inc.
7.50%, 11/15/14[a]	$8,800,000	$8,811,000
8.00%, 05/01/16[a]	20,670,000	20,359,950
U.S. Foodservice Inc.
8.50%, 06/30/19[a,b]	8,750,000	8,093,750

		95,426,333

FOREST PRODUCTS & PAPER – 0.38%
NewPage Corp.
11.38%, 12/31/14[a]	36,500,000	31,948,906

		31,948,906

GAS – 0.37%
Sabine Pass LNG LP
7.50%, 11/30/16	31,310,000	30,840,350

		30,840,350

HEALTH CARE – PRODUCTS – 0.73%
Alere Inc.
8.63%, 10/01/18	4,000,000	3,830,000
9.00%, 05/15/16[a]	13,905,000	13,626,900
Biomet Inc.
10.00%, 10/15/17	9,800,000	10,253,250
11.63%, 10/15/17	26,241,000	28,077,870
DJO Finance LLC/DJO Finance Corp.
10.88%, 11/15/14	5,000,000	5,162,500

		60,950,520

HEALTH CARE – SERVICES – 4.82%
Apria Healthcare Group Inc.
11.25%, 11/01/14	15,250,000	15,026,328
Community Health Systems Inc.
8.88%, 07/15/15[a]	57,675,000	58,359,891
DaVita Inc.
6.38%, 11/01/18	16,850,000	16,491,938
6.63%, 11/01/20	17,150,000	16,764,125
Fresenius Medical Care US Finance Inc.
5.75%, 02/15/21[b]	7,000,000	6,720,000
6.88%, 07/15/17	17,000,000	17,680,000
HCA Holdings Inc.
7.75%, 05/15/21[a,b]	33,000,000	32,505,000
HCA Inc.
6.50%, 02/15/16[a]	1,200,000	1,188,000
6.50%, 02/15/20	17,700,000	17,788,500

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

August 31, 2011

Security	Principal	Value
7.25%, 09/15/20	$12,000,000	$12,170,000
7.50%, 02/15/22	23,600,000	23,305,000
7.88%, 02/15/20	38,700,000	40,796,250
8.50%, 04/15/19	37,000,000	40,237,500
Tenet Healthcare Corp.
8.00%, 08/01/20[a]	12,900,000	12,432,375
8.88%, 07/01/19	19,950,000	21,246,750
9.00%, 05/01/15	13,602,000	14,474,795
9.25%, 02/01/15[a]	9,000,000	9,483,750
10.00%, 05/01/18	17,641,000	19,375,698
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II Inc.
8.00%, 02/01/18	25,050,000	23,954,062

		399,999,962

HOLDING COMPANIES – DIVERSIFIED – 0.25%
Leucadia National Corp.
7.13%, 03/15/17	10,220,000	10,393,740
8.13%, 09/15/15	9,875,000	10,615,625

		21,009,365

HOME BUILDERS – 0.50%
K. Hovnanian Enterprises Inc.
10.63%, 10/15/16[a]	15,750,000	14,002,612
Lennar Corp.
12.25%, 06/01/17	9,205,000	10,413,156
Standard Pacific Corp.
8.38%, 05/15/18[a]	12,000,000	10,560,000
8.38%, 01/15/21[a]	8,000,000	6,720,000

		41,695,768

HOUSEHOLD PRODUCTS & WARES – 2.15%
Jarden Corp.
7.50%, 05/01/17[a]	13,670,000	14,028,838
Reynolds Group Issuer Inc./ Reynolds Group Issuer LLC
6.88%, 02/15/21[b]	26,250,000	24,150,000
7.13%, 04/15/19[a,b]	27,140,000	25,828,233
7.88%, 08/15/19[b]	18,400,000	18,354,000
8.25%, 02/15/21[b]	15,000,000	12,656,250
8.50%, 10/15/16[b]	22,950,000	23,370,750
8.75%, 05/15/18[a,b]	18,150,000	16,062,750
9.00%, 04/15/19[a,b]	32,100,000	28,689,375

Security	Principal	Value
9.88%, 08/15/19[b]	$16,350,000	$15,491,625

		178,631,821

INTERNET – 0.18%
Equinix Inc.
7.00%, 07/15/21	11,600,000	11,817,500
8.13%, 03/01/18	3,000,000	3,195,000

		15,012,500

INVESTMENT COMPANIES – 0.35%
Offshore Group Investment Ltd.
11.50%, 08/01/15	22,000,000	23,457,500
11.50%, 08/01/15[b]	5,000,000	5,325,000

		28,782,500

IRON & STEEL – 0.63%
Steel Dynamics Inc.
6.75%, 04/01/15	10,820,000	10,901,150
7.75%, 04/15/16	9,925,000	10,163,200
United States Steel Corp.
6.05%, 06/01/17[a]	8,800,000	8,431,500
7.00%, 02/01/18[a]	8,000,000	7,606,667
7.38%, 04/01/20[a]	16,200,000	15,363,000

		52,465,517

LODGING – 3.34%
Caesars Entertainment Operating Co. Inc.
12.75%, 04/15/18	19,750,000	17,444,188
CityCenter Holdings LLC/ CityCenter Finance Corp.
7.63%, 01/15/16[a,b]	19,000,000	18,620,000
Harrah’s Operating Co. Inc.
10.00%, 12/15/18[a,c]	23,792,000	17,011,280
10.00%, 12/15/18[a]	58,225,000	45,851,619
10.75%, 02/01/16[a,c]	9,200,000	7,268,000
11.25%, 06/01/17[a]	44,300,000	47,659,417
MGM Resorts International
7.50%, 06/01/16[a]	14,750,000	13,275,000
7.63%, 01/15/17[a]	17,000,000	15,385,000
9.00%, 03/15/20[a]	16,600,000	17,430,000
10.00%, 11/01/16[a,b]	10,500,000	10,536,750
11.13%, 11/15/17[a]	18,650,000	20,965,708
11.38%, 03/01/18[a]	11,000,000	11,660,000

12	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

August 31, 2011

Security	Principal	Value
Starwood Hotels & Resorts Worldwide Inc.
6.75%, 05/15/18	$7,750,000	$8,428,125
7.88%, 10/15/14[a]	9,200,000	10,210,157
Wynn Las Vegas LLC
7.75%, 08/15/20[a]	10,750,000	11,744,375
7.88%, 11/01/17[a]	3,950,000	4,305,500

		277,795,119

MACHINERY – 0.87%
Case New Holland Inc.
7.88%, 12/01/17	31,900,000	34,691,250
Manitowoc Co. Inc. (The)
8.50%, 11/01/20[a]	12,775,000	12,715,149
9.50%, 02/15/18	7,900,000	8,275,250
Terex Corp.
8.00%, 11/15/17[a]	16,664,000	16,219,627

		71,901,276

MANUFACTURING – 1.06%
Bombardier Inc.
7.50%, 03/15/18[a,b]	12,850,000	14,009,198
7.75%, 03/15/20[a,b]	17,400,000	19,024,000
Eastman Kodak Co.
9.75%, 03/01/18[a,b]	10,000,000	8,416,667
RBS Global Inc./ Rexnord LLC
8.50%, 05/01/18	24,450,000	24,684,312
SPX Corp.
6.88%, 09/01/17	12,750,000	13,052,813
7.63%, 12/15/14	8,250,000	8,899,688

		88,086,678

MEDIA – 8.13%
Cablevision Systems Corp.
7.75%, 04/15/18[a]	22,200,000	22,920,112
8.00%, 04/15/20[a]	6,200,000	6,484,167
8.63%, 09/15/17	27,050,000	28,537,750
CCH II LLC/CCH II Capital Corp.
13.50%, 11/30/16	33,525,000	38,721,375
CCO Holdings LLC/ CCO Holdings Capital Corp.
6.50%, 04/30/21	36,300,000	35,574,000
7.00%, 01/15/19	21,600,000	21,667,500
7.00%, 01/15/19[a,b]	3,300,000	3,308,250
7.25%, 10/30/17	21,000,000	21,693,000

Security	Principal	Value
7.88%, 04/30/18[a]	$21,050,000	$21,957,781
8.13%, 04/30/20	15,000,000	15,837,500
Cequel Communications Holdings I LLC/Cequel Capital Corp.
8.63%, 11/15/17[b]	39,400,000	40,450,667
Charter Communications Inc.
10.88%, 09/15/14[a,b]	11,700,000	12,665,250
Clear Channel Communications Inc.
9.00%, 03/01/21[a]	38,000,000	30,210,000
10.75%, 08/01/16[a]	16,350,000	11,436,314
Clear Channel Worldwide Holdings Inc.
9.25%, 12/15/17[a]	8,900,000	9,517,437
Clear Channel Worldwide Holdings Inc.
Series B
9.25%, 12/15/17[a]	44,025,000	46,886,625
CSC Holdings LLC
8.50%, 06/15/15	6,650,000	7,086,406
8.63%, 02/15/19[a]	9,500,000	10,580,625
DISH DBS Corp.
6.75%, 06/01/21[b]	49,150,000	49,150,000
7.13%, 02/01/16	31,934,000	32,556,713
7.75%, 05/31/15	14,800,000	15,540,000
7.88%, 09/01/19	29,000,000	30,794,375
McClatchy Co. (The)
11.50%, 02/15/17	19,000,000	18,359,067
Nielsen Finance LLC/ Nielsen Finance Co.
7.75%, 10/15/18	22,100,000	22,624,875
Quebecor Media Inc.
7.75%, 03/15/16	21,736,000	21,952,687
Sirius XM Radio Inc.
8.75%, 04/01/15[a,b]	17,650,000	19,062,000
Unitymedia Hessen GmbH & Co. KG
8.13%, 12/01/17[b]	10,250,000	10,540,417
Univision Communications Inc.
6.88%, 05/15/19[b]	15,800,000	14,299,000
7.88%, 11/01/20[a,b]	17,000,000	15,810,000
8.50%, 05/15/21[a,b]	17,100,000	14,278,500

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

August 31, 2011

Security	Principal	Value
Videotron Ltee
9.13%, 04/15/18	$9,500,000	$10,426,250
XM Satellite Radio Inc.
7.63%, 11/01/18[a,b]	13,850,000	14,127,000

		675,055,643

MINING – 1.30%
Novelis Inc.
7.25%, 02/15/15[c]	22,693,000	22,579,535
8.38%, 12/15/17	21,850,000	22,669,375
8.75%, 12/15/20	23,000,000	23,996,667
Vulcan Materials Co.
6.50%, 12/01/16[a]	24,000,000	23,400,000
7.00%, 06/15/18[a]	3,000,000	2,865,000
7.50%, 06/15/21[a]	12,750,000	12,388,750

		107,899,327

OFFICE & BUSINESS EQUIPMENT – 0.59%
CDW LLC/CDW Finance Corp.
8.00%, 12/15/18[b]	9,762,000	9,664,380
8.50%, 04/01/19[b]	24,200,000	22,385,000
11.00%, 10/12/15[a]	1,324,000	1,350,480
12.54%, 10/12/17	16,000,000	15,880,000

		49,279,860

OIL & GAS – 7.74%
ATP Oil & Gas Corp.
11.88%, 05/01/15[a]	32,700,000	28,438,863
Chaparral Energy Inc.
8.25%, 09/01/21	8,500,000	8,202,500
Chesapeake Energy Corp.
6.13%, 02/15/21[a]	20,000,000	20,450,000
6.50%, 08/15/17[a]	1,750,000	1,824,375
6.63%, 08/15/20	25,650,000	26,740,125
6.88%, 08/15/18[a]	17,250,000	18,112,500
6.88%, 11/15/20[a]	1,125,000	1,186,875
7.25%, 12/15/18[a]	14,200,000	15,086,719
9.50%, 02/15/15	29,381,000	33,475,977
Concho Resources Inc.
6.50%, 01/15/22	12,000,000	12,000,000
7.00%, 01/15/21[a]	15,840,000	16,216,200
Denbury Resources Inc.
6.38%, 08/15/21	4,000,000	3,905,000
8.25%, 02/15/20	21,380,000	22,538,083
9.75%, 03/01/16[a]	9,000,000	9,877,500

Security	Principal	Value
Energy XXI Gulf Coast Inc.
9.25%, 12/15/17	$16,950,000	$17,331,375
Forest Oil Corp.
7.25%, 06/15/19[a]	21,905,000	21,755,316
Linn Energy LLC/Linn Energy Finance Corp.
6.50%, 05/15/19[b]	17,300,000	16,521,500
7.75%, 02/01/21[b]	19,300,000	19,396,500
8.63%, 04/15/20	26,700,000	28,035,000
Newfield Exploration Co.
6.88%, 02/01/20[a]	14,225,000	14,722,875
7.13%, 05/15/18	12,826,000	13,306,975
Petrohawk Energy Corp.
6.25%, 06/01/19[b]	17,000,000	19,720,000
7.25%, 08/15/18	30,400,000	35,479,333
7.88%, 06/01/15	17,736,000	19,188,135
10.50%, 08/01/14	6,750,000	7,627,500
Pioneer Natural Resources Co.
6.65%, 03/15/17	11,669,000	12,568,485
6.88%, 05/01/18	2,050,000	2,220,496
7.50%, 01/15/20[a]	9,325,000	10,513,938
Plains Exploration & Production Co.
6.63%, 05/01/21[a]	14,000,000	14,052,500
7.00%, 03/15/17[a]	8,870,000	9,003,050
7.63%, 06/01/18	7,975,000	8,194,313
7.75%, 06/15/15[a]	11,650,000	12,086,875
8.63%, 10/15/19	10,100,000	10,933,250
10.00%, 03/01/16	12,150,000	13,496,625
Precision Drilling Corp.
6.50%, 12/15/21[b]	6,250,000	6,227,813
6.63%, 11/15/20	4,000,000	4,040,000
Quicksilver Resources Inc.
8.25%, 08/01/15[a]	9,200,000	9,211,500
11.75%, 01/01/16	13,350,000	14,735,063
Range Resources Corp.
5.75%, 06/01/21	5,000,000	5,025,000
6.75%, 08/01/20	14,000,000	14,653,333
SandRidge Energy Inc.
7.50%, 03/15/21[b]	20,050,000	19,348,250
8.00%, 06/01/18[a,b]	15,525,000	15,330,938
8.75%, 01/15/20	11,500,000	11,792,100

14	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

August 31, 2011

Security	Principal	Value
Tesoro Corp.
6.50%, 06/01/17	$10,725,000	$10,852,359
6.63%, 11/01/15[a]	7,619,000	7,745,983

		643,171,097

OIL & GAS SERVICES – 0.52%
CGGVeritas
6.50%, 06/01/21[b]	10,500,000	9,817,500
7.75%, 05/15/17[a]	5,495,000	5,440,050
Expro Finance Luxembourg SCA
8.50%, 12/15/16[a,b]	30,250,000	28,321,562

		43,579,112

PACKAGING & CONTAINERS – 0.92%
Ball Corp.
5.75%, 05/15/21[a]	11,000,000	10,963,333
6.63%, 03/15/18	2,150,000	2,209,125
6.75%, 09/15/20	11,400,000	12,065,380
Berry Plastics Corp.
9.50%, 05/15/18	11,600,000	10,889,500
9.75%, 01/15/21[a]	17,000,000	15,852,500
Crown Americas LLC/ Crown Americas Capital Corp. II
7.63%, 05/15/17	4,500,000	4,786,875
Crown Americas LLC/ Crown Americas Capital Corp. III
6.25%, 02/01/21[b]	19,950,000	20,049,750

		76,816,463

PHARMACEUTICALS – 2.36%
Elan Finance PLC
8.75%, 10/15/16	12,000,000	12,470,000
Endo Pharmaceuticals Holdings Inc.
7.00%, 07/15/19[b]	8,000,000	8,073,333
7.00%, 12/15/20[b]	6,000,000	6,085,000
7.25%, 01/15/22[b]	4,750,000	4,817,292
Giant Funding Corp.
8.25%, 02/01/18[b]	22,235,000	22,235,000
Mylan Inc.
6.00%, 11/15/18[b]	17,500,000	17,272,500
7.63%, 07/15/17[b]	11,900,000	12,509,875
7.88%, 07/15/20[b]	17,050,000	18,186,667

Security	Principal	Value
Omnicare Inc.
6.88%, 12/15/15	$1,750,000	$1,785,000
7.75%, 06/01/20[a]	6,000,000	6,120,000
Valeant Pharmaceuticals International Inc.
6.50%, 07/15/16[b]	24,100,000	22,744,375
6.75%, 10/01/17[b]	11,000,000	10,248,333
6.88%, 12/01/18[b]	22,750,000	20,930,000
7.00%, 10/01/20[a,b]	14,125,000	12,765,469
7.25%, 07/15/22[b]	22,750,000	20,133,750

		196,376,594

PIPELINES – 1.72%
El Paso Corp.
7.00%, 06/15/17	18,690,000	20,808,200
7.25%, 06/01/18	10,550,000	11,842,375
8.25%, 02/15/16	3,800,000	4,450,621
Energy Transfer Equity LP
7.50%, 10/15/20	36,650,000	37,856,396
Kinder Morgan Finance Co. LLC
6.00%, 01/15/18[b]	17,500,000	17,456,250
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp.
6.50%, 08/15/21	10,000,000	9,950,000
6.75%, 11/01/20	16,600,000	17,035,750
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp.
Series B
8.75%, 04/15/18	3,650,000	3,841,625
NGPL PipeCo LLC
7.12%, 12/15/17[b]	4,000,000	4,350,000
Regency Energy Partners LP/ Regency Energy Finance Corp.
6.88%, 12/01/18	7,750,000	8,079,375
Targa Resources Partners LP/ Targa Resources Partners Finance Corp.
6.88%, 02/01/21[b]	7,000,000	6,895,000

		142,565,592

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

August 31, 2011

Security	Principal	Value
REAL ESTATE – 0.23%
Realogy Corp.
11.50%, 04/15/17[a]	$15,025,000	$11,719,500
13.38%, 04/15/18[c]	6,526,000	7,423,325

		19,142,825

REAL ESTATE INVESTMENT TRUSTS – 0.84%
FelCor Lodging LP
6.75%, 06/01/19[b]	11,000,000	10,230,000
Host Hotels & Resorts Inc.
5.88%, 06/15/19[a,b]	8,500,000	8,344,167
6.00%, 11/01/20[a]	11,500,000	11,284,375
Host Hotels & Resorts LP
6.75%, 06/01/16[a]	22,400,000	22,960,000
6.88%, 11/01/14	9,235,000	9,408,156
9.00%, 05/15/17[a]	7,050,000	7,719,750

		69,946,448

RETAIL – 3.16%
Burger King Corp.
9.88%, 10/15/18[a]	20,750,000	22,098,750
Claire’s Stores Inc.
8.88%, 03/15/19	9,500,000	7,726,667
Inergy LP/Inergy Finance Corp.
6.88%, 08/01/21[b]	18,600,000	17,856,000
7.00%, 10/01/18	8,000,000	7,760,000
Limited Brands Inc.
6.63%, 04/01/21	19,900,000	20,074,125
6.90%, 07/15/17	16,062,000	16,779,951
7.00%, 05/01/20[a]	7,000,000	7,236,250
8.50%, 06/15/19	10,100,000	11,337,250
Michaels Stores Inc.
7.75%, 11/01/18[a]	18,500,000	17,205,000
Neiman Marcus Group Inc. (The)
10.38%, 10/15/15	4,550,000	4,635,312
Rite Aid Corp.
7.50%, 03/01/17[a]	10,800,000	10,457,640
8.00%, 08/15/20[a]	17,100,000	17,969,250
8.63%, 03/01/15[a]	7,500,000	6,792,383
9.38%, 12/15/15[a]	11,400,000	10,136,500
9.50%, 06/15/17	18,270,000	15,782,298
10.38%, 07/15/16	11,000,000	11,380,417
Sears Holdings Corp.
6.63%, 10/15/18	24,200,000	20,086,000

Security	Principal	Value
Toys R Us Property Co. I LLC
10.75%, 07/15/17	$20,725,000	$22,357,094
Toys R Us Property Co. II LLC
8.50%, 12/01/17	14,775,000	14,996,625

		262,667,512

SEMICONDUCTORS – 1.35%
Advanced Micro Devices Inc.
7.75%, 08/01/20[a]	6,500,000	6,597,500
8.13%, 12/15/17[a]	16,260,000	16,815,550
Freescale Semiconductor Inc.
8.05%, 02/01/20[a]	6,000,000	5,715,000
8.88%, 12/15/14[a]	6,872,000	7,112,520
9.25%, 04/15/18[b]	31,950,000	33,148,125
10.13%, 12/15/16[a]	17,250,000	18,026,250
10.13%, 03/15/18[a,b]	12,209,000	12,911,018
10.75%, 08/01/20[a]	10,880,000	11,451,200

		111,777,163

SHIPBUILDING – 0.31%
Huntington Ingalls Industries Inc.
6.88%, 03/15/18[a,b]	19,925,000	18,679,687
7.13%, 03/15/21[a,b]	7,220,000	6,768,750

		25,448,437

SOFTWARE – 2.42%
Fidelity National Information Services Inc.
7.63%, 07/15/17	11,600,000	12,035,000
7.88%, 07/15/20	10,900,000	11,376,875
First Data Corp.
7.38%, 06/15/19[a,b]	16,000,000	15,040,000
8.25%, 01/15/21[a,b]	43,342,000	37,382,475
8.88%, 08/15/20[b]	10,000,000	9,950,000
9.88%, 09/24/15[a]	13,488,000	12,363,670
11.25%, 03/31/16[a]	49,275,000	41,801,625
12.63%, 01/15/21[a,b]	65,917,000	60,808,432

		200,758,077

TELECOMMUNICATIONS – 13.64%
Avaya Inc.
7.00%, 04/01/19[b]	20,000,000	17,850,000
9.75%, 11/01/15	14,400,000	12,384,000
Cincinnati Bell Inc.
8.25%, 10/15/17	10,500,000	10,452,750

16	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

August 31, 2011

Security	Principal	Value
8.38%, 10/15/20	$17,000,000	$16,688,333
8.75%, 03/15/18[a,c]	15,550,000	13,684,000
Clearwire Communications LLC/ Clearwire Finance Inc.
12.00%, 12/01/15[a,b]	60,450,000	56,969,901
12.00%, 12/01/17[a,b]	7,250,000	5,908,750
CommScope Inc.
8.25%, 01/15/19[a,b]	31,700,000	31,383,000
Cricket Communications Inc.
7.75%, 05/15/16	22,283,000	22,505,830
7.75%, 10/15/20[a]	22,484,000	20,060,000
7.75%, 10/15/20[a,b]	15,666,000	13,826,028
Crown Castle International Corp.
7.13%, 11/01/19[a]	11,750,000	12,058,438
9.00%, 01/15/15	18,600,000	20,057,000
Digicel Group Ltd.
8.88%, 01/15/15[b]	21,000,000	20,868,750
10.50%, 04/15/18[b]	18,000,000	19,948,500
Digicel Ltd.
8.25%, 09/01/17[a,b]	13,050,000	12,952,125
12.00%, 04/01/14[a,b]	1,150,000	1,288,000
EH Holding Corp.
6.50%, 06/15/19[a,b]	14,950,000	14,887,708
7.63%, 06/15/21[a,b]	19,900,000	19,837,813
Frontier Communications Corp.
7.13%, 03/15/19[a]	11,700,000	11,626,875
7.88%, 04/15/15	8,800,000	9,218,000
8.13%, 10/01/18[a]	10,600,000	11,063,750
8.25%, 04/15/17	22,960,000	23,821,000
8.50%, 04/15/20[a]	22,500,000	23,493,750
8.75%, 04/15/22	9,940,000	10,236,146
Global Crossing Ltd.
12.00%, 09/15/15	15,150,000	17,317,965
Intelsat Jackson Holdings SA
7.25%, 04/01/19[b]	28,900,000	27,912,583
7.25%, 10/15/20[b]	18,900,000	18,191,250
7.50%, 04/01/21[a,b]	29,200,000	28,251,000
8.50%, 11/01/19[a]	12,000,000	12,390,000
9.50%, 06/15/16	15,500,000	16,037,333
11.25%, 06/15/16	19,918,000	20,822,609
Intelsat (Luxembourg) SA
11.25%, 02/04/17	59,200,000	57,621,333

Security	Principal	Value
Level 3 Communications Inc.
11.88%, 02/01/19[b]	$13,500,000	$14,124,375
Level 3 Escrow Inc.
8.13%, 07/01/19[a,b]	14,750,000	14,086,250
Level 3 Financing Inc.
8.75%, 02/15/17[a]	23,150,000	22,634,936
9.25%, 11/01/14[a]	12,472,000	12,607,113
9.38%, 04/01/19[b]	18,000,000	17,760,000
10.00%, 02/01/18[a]	13,700,000	13,825,583
MetroPCS Wireless Inc.
6.63%, 11/15/20[a]	22,000,000	20,533,333
7.88%, 09/01/18[a]	20,875,000	21,175,078
NII Capital Corp.
7.63%, 04/01/21	9,000,000	9,117,000
8.88%, 12/15/19	12,400,000	13,144,000
10.00%, 08/15/16[a]	14,960,000	16,904,800
PAETEC Holding Corp.
8.88%, 06/30/17	11,000,000	11,698,500
9.88%, 12/01/18[a]	9,500,000	10,104,675
Sprint Nextel Corp.
6.00%, 12/01/16	42,603,000	41,191,776
8.38%, 08/15/17	24,750,000	26,035,871
Virgin Media Finance PLC
8.38%, 10/15/19	16,950,000	18,291,875
Virgin Media Finance PLC
Series 1
9.50%, 08/15/16	28,850,000	31,753,031
West Corp.
7.88%, 01/15/19	11,550,000	11,030,250
8.63%, 10/01/18	11,100,000	10,822,500
11.00%, 10/15/16[a]	11,600,000	11,870,667
Wind Acquisition Finance SA
7.25%, 02/15/18[b]	29,550,000	27,850,875
11.75%, 07/15/17[b]	41,525,000	42,949,308
Windstream Corp.
7.00%, 03/15/19[a]	12,000,000	11,940,000
7.50%, 04/01/23	12,500,000	12,166,667
7.75%, 10/15/20	24,300,000	24,846,750
7.88%, 11/01/17	18,200,000	19,075,875
8.63%, 08/01/16	12,926,000	13,475,355

		1,132,630,963

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND

August 31, 2011

Security	Shares or Principal	Value
TRANSPORTATION – 0.48%
CEVA Group PLC
8.38%, 12/01/17[a,b]	$8,750,000	$8,116,937
11.50%, 04/01/18[b]	12,000,000	11,070,000
CHC Helicopter SA
9.25%, 10/15/20[b]	24,000,000	20,400,000

		39,586,937

TOTAL CORPORATE BONDS & NOTES
(Cost: $8,117,288,234)		8,069,634,479

SHORT-TERM INVESTMENTS – 16.42%

MONEY MARKET FUNDS – 16.42%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[d,e,f]	1,121,597,201	1,121,597,201
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[d,e,f]	151,126,299	151,126,299
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	90,893,619	90,893,619

		1,363,617,119

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,363,617,119)		1,363,617,119

TOTAL INVESTMENTS
IN SECURITIES – 113.57%
(Cost: $9,480,905,353)		9,433,251,598
Other Assets, Less Liabilities – (13.57)%		(1,127,133,810)

NET ASSETS – 100.00%		$8,306,117,788

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
f	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

18	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

August 31, 2011

Security	Principal	Value
CORPORATE BONDS & NOTES – 98.63%

AEROSPACE & DEFENSE – 1.12%
Boeing Co. (The)
3.50%, 02/15/15	$15,700,000	$16,949,386
4.88%, 02/15/20	9,000,000	10,190,343
Lockheed Martin Corp.
4.25%, 11/15/19[a]	10,000,000	10,960,267
6.15%, 09/01/36	15,000,000	17,260,584
United Technologies Corp.
4.50%, 04/15/20	17,100,000	19,202,206
4.88%, 05/01/15	20,850,000	23,628,606
5.38%, 12/15/17	5,500,000	6,529,509
5.70%, 04/15/40	14,900,000	17,446,226
6.13%, 02/01/19	26,000,000	32,275,069
6.13%, 07/15/38	7,500,000	9,125,935

		163,568,131

AGRICULTURE – 2.05%
Altria Group Inc.
4.13%, 09/11/15	11,855,000	12,897,074
4.75%, 05/05/21	22,650,000	23,685,445
9.25%, 08/06/19	5,500,000	7,251,255
9.70%, 11/10/18	59,285,000	78,550,580
9.95%, 11/10/38	8,935,000	12,540,473
10.20%, 02/06/39	33,197,000	47,420,830
Archer-Daniels-Midland Co.
4.48%, 03/01/21[a]	12,000,000	13,395,912
5.77%, 03/01/41	13,000,000	15,328,703
Philip Morris International Inc.
2.50%, 05/16/16	10,000,000	10,381,000
4.50%, 03/26/20	17,135,000	18,747,089
5.65%, 05/16/18	32,211,000	38,348,505
6.38%, 05/16/38	18,590,000	22,401,554

		300,948,420

AUTO MANUFACTURERS – 0.17%
Daimler Finance North America LLC
8.50%, 01/18/31	18,000,000	24,720,762

		24,720,762

Security	Principal	Value
BANKS – 25.85%
Abbey National Treasury Services PLC
4.00%, 04/27/16[a]	$12,500,000	$11,849,825
American Express Bank FSB
6.00%, 09/13/17	2,500,000	2,865,576
Bank of America Corp.
3.63%, 03/17/16[a]	20,000,000	19,595,635
3.70%, 09/01/15	16,000,000	15,671,472
3.75%, 07/12/16[a]	18,300,000	17,856,900
4.50%, 04/01/15	36,000,000	36,208,872
4.75%, 08/01/15	11,050,000	11,212,104
5.00%, 05/13/21[a]	31,000,000	30,284,657
5.42%, 03/15/17[a]	5,280,000	5,184,089
5.63%, 07/01/20	25,500,000	25,754,617
5.65%, 05/01/18	17,950,000	18,372,274
5.75%, 12/01/17[a]	12,000,000	12,400,308
5.88%, 01/05/21	10,000,000	10,277,544
6.00%, 09/01/17[a]	13,815,000	14,335,637
6.50%, 08/01/16	36,000,000	38,580,480
7.63%, 06/01/19	10,000,000	11,306,900
Bank of America N.A.
5.30%, 03/15/17	1,000,000	972,021
6.00%, 10/15/36	4,655,000	4,032,859
Bank of New York Mellon Corp. (The)
2.30%, 07/28/16	10,000,000	10,132,440
Bank of Nova Scotia
2.05%, 10/07/15	2,500,000	2,533,736
2.90%, 03/29/16[a]	23,000,000	23,982,069
3.40%, 01/22/15[a]	32,379,000	34,375,643
4.38%, 01/13/21	10,000,000	10,800,750
Barclays Bank PLC
3.90%, 04/07/15[a]	18,000,000	18,084,359
5.00%, 09/22/16	31,650,000	32,524,823
5.13%, 01/08/20	35,925,000	36,089,927
5.14%, 10/14/20[a]	10,250,000	9,426,788
5.20%, 07/10/14[a]	12,350,000	12,928,673
6.75%, 05/22/19	28,058,000	30,784,523
BB&T Corp.
5.20%, 12/23/15	11,000,000	12,026,080
BNP Paribas SA
3.25%, 03/11/15	30,000,000	29,596,172

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

August 31, 2011

Security	Principal	Value
3.60%, 02/23/16	$35,000,000	$34,858,567
5.00%, 01/15/21[a]	34,500,000	35,537,329
Capital One Bank (USA) N.A.
8.80%, 07/15/19	54,360,000	66,985,382
Capital One Financial Corp.
3.15%, 07/15/16[a]	14,740,000	14,626,674
4.75%, 07/15/21	7,750,000	7,747,975
Citigroup Inc.
3.95%, 06/15/16[a]	22,470,000	22,954,068
4.59%, 12/15/15[a]	16,000,000	16,712,885
4.75%, 05/19/15	26,601,000	27,817,400
5.00%, 09/15/14[a]	38,627,000	39,453,232
5.38%, 08/09/20[a]	3,500,000	3,711,913
5.50%, 10/15/14	7,750,000	8,254,436
5.50%, 02/15/17	40,000,000	40,314,800
5.88%, 02/22/33[a]	2,250,000	2,018,679
5.88%, 05/29/37	8,900,000	8,449,996
6.00%, 08/15/17	12,525,000	13,477,004
6.01%, 01/15/15[a]	20,590,000	22,235,278
6.13%, 11/21/17	12,810,000	13,890,584
6.13%, 05/15/18	8,075,000	8,846,943
6.13%, 08/25/36	14,960,000	13,930,228
6.38%, 08/12/14[a]	15,500,000	16,757,863
6.63%, 06/15/32	1,500,000	1,540,643
6.88%, 03/05/38	3,000,000	3,179,544
8.13%, 07/15/39	50,710,000	60,895,103
8.50%, 05/22/19	80,384,000	98,514,209
Credit Suisse New York
3.50%, 03/23/15	60,750,000	61,894,986
4.38%, 08/05/20[a]	15,500,000	15,220,581
5.30%, 08/13/19[a]	92,560,000	96,005,199
5.40%, 01/14/20[a]	28,960,000	28,696,254
5.50%, 05/01/14[a]	3,300,000	3,557,065
6.00%, 02/15/18[a]	11,500,000	12,067,787
Deutsche Bank AG London
3.25%, 01/11/16[a]	12,000,000	12,052,581
3.45%, 03/30/15	10,500,000	10,682,090
3.88%, 08/18/14	28,300,000	29,389,137
6.00%, 09/01/17[a]	50,000,000	56,315,996
Deutsche Bank Financial LLC
5.38%, 03/02/15	5,000,000	5,238,375

Security	Principal	Value
Fifth Third Bancorp
3.63%, 01/25/16	$8,650,000	$8,814,494
8.25%, 03/01/38	12,600,000	14,334,012
Goldman Sachs Group Inc. (The)
3.63%, 02/07/16[a]	28,750,000	28,644,370
3.70%, 08/01/15[a]	30,520,000	30,568,359
5.00%, 10/01/14[a]	10,000,000	10,460,567
5.13%, 01/15/15	17,155,000	17,822,320
5.25%, 07/27/21	10,000,000	10,099,581
5.35%, 01/15/16	30,500,000	32,220,200
5.38%, 03/15/20[a]	21,312,000	21,368,796
5.75%, 10/01/16[a]	15,000,000	16,091,025
5.95%, 01/15/27[a]	5,000,000	4,876,733
6.00%, 06/15/20	5,000,000	5,318,650
6.15%, 04/01/18	84,286,000	89,860,971
6.25%, 09/01/17	23,100,000	24,980,571
6.25%, 02/01/41[a]	10,600,000	10,210,623
6.35%, 02/15/34[a]	17,000,000	15,372,749
6.75%, 10/01/37	90,387,000	85,892,205
7.50%, 02/15/19	20,380,000	23,304,013
HSBC Bank (USA) N.A.
4.88%, 08/24/20	8,000,000	7,797,940
HSBC Holdings PLC
5.10%, 04/05/21[a]	32,800,000	34,868,939
6.50%, 09/15/37	79,293,000	79,962,194
6.80%, 06/01/38	5,852,000	6,105,889
JPMorgan Chase & Co.
2.60%, 01/15/16[a]	10,000,000	9,952,367
3.15%, 07/05/16	32,600,000	33,044,075
3.40%, 06/24/15[a]	22,750,000	23,419,536
3.45%, 03/01/16[a]	30,000,000	30,739,631
4.25%, 10/15/20[a]	16,000,000	16,206,403
4.35%, 08/15/21[a]	3,400,000	3,504,720
4.63%, 05/10/21[a]	19,250,000	20,132,757
5.13%, 09/15/14	14,935,000	15,930,875
5.50%, 10/15/40	5,000,000	5,068,256
6.00%, 01/15/18[a]	10,400,000	11,617,608
6.30%, 04/23/19[a]	90,090,000	102,869,617
6.40%, 05/15/38	31,805,000	36,007,421
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	20,500,000	22,691,710

20	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

August 31, 2011

Security	Principal	Value
KeyCorp
3.75%, 08/13/15[a]	$10,000,000	$10,543,353
5.10%, 03/24/21	18,750,000	19,208,575
Lloyds TSB Bank PLC
4.88%, 01/21/16[a]	29,500,000	29,657,058
6.38%, 01/21/21	32,000,000	33,082,400
Morgan Stanley
3.45%, 11/02/15	12,000,000	11,576,602
3.80%, 04/29/16[a]	47,500,000	46,478,953
4.10%, 01/26/15	4,000,000	3,967,048
4.20%, 11/20/14	20,500,000	20,547,457
5.38%, 10/15/15	4,050,000	4,203,716
5.45%, 01/09/17	15,750,000	16,061,075
5.50%, 01/26/20	11,063,000	11,117,070
5.50%, 07/24/20[a]	11,750,000	11,657,234
5.63%, 09/23/19	10,500,000	10,502,173
5.75%, 10/18/16	5,000,000	5,241,259
5.75%, 01/25/21[a]	35,000,000	35,664,562
5.95%, 12/28/17	23,135,000	24,044,650
6.00%, 04/28/15	66,176,000	69,342,144
6.25%, 08/28/17	24,500,000	25,933,238
6.63%, 04/01/18	40,000,000	42,792,960
7.25%, 04/01/32	14,842,000	16,797,879
7.30%, 05/13/19	55,085,000	61,535,453
Morgan Stanley
Series F
5.55%, 04/27/17	12,250,000	12,565,917
PNC Funding Corp.
3.63%, 02/08/15[a,b]	17,514,000	18,520,276
4.38%, 08/11/20[b]	8,500,000	8,992,653
5.13%, 02/08/20[b]	10,500,000	11,704,017
Rabobank Nederland
2.13%, 10/13/15[a]	15,000,000	15,126,855
4.50%, 01/11/21[a]	22,000,000	23,715,711
5.25%, 05/24/41	23,000,000	24,180,134
Royal Bank of Canada
2.30%, 07/20/16[a]	19,000,000	19,228,646
2.63%, 12/15/15	12,500,000	13,007,812
2.88%, 04/19/16	13,600,000	14,152,242
Royal Bank of Scotland Group PLC
3.95%, 09/21/15[a]	18,000,000	17,483,637
4.38%, 03/16/16[a]	22,643,000	22,316,507
4.88%, 03/16/15[a]	26,090,000	26,152,998

Security	Principal	Value
5.00%, 10/01/14	$14,900,000	$14,320,943
5.63%, 08/24/20	10,400,000	10,381,297
6.13%, 01/11/21[a]	22,000,000	22,806,667
6.40%, 10/21/19	26,200,000	25,678,271
Svenska Handelsbanken AB
3.13%, 07/12/16	15,000,000	15,164,773
U.S. Bancorp
2.45%, 07/27/15[a]	4,976,000	5,122,248
4.13%, 05/24/21[a]	10,700,000	11,410,869
UBS AG Stamford
3.88%, 01/15/15	10,000,000	10,483,699
4.88%, 08/04/20[a]	11,965,000	11,966,635
5.75%, 04/25/18[a]	71,751,000	76,253,196
5.88%, 12/20/17	27,340,000	29,157,688
UBS AG Stamford
Series 10
5.88%, 07/15/16	15,000,000	16,293,375
US Bank N.A.
4.95%, 10/30/14	15,500,000	17,149,975
Wachovia Bank N.A./Wells Fargo & Co.
5.85%, 02/01/37	14,000,000	14,703,010
6.60%, 01/15/38	64,354,000	73,705,416
Wachovia Corp./Wells Fargo & Co.
5.25%, 08/01/14[a]	22,000,000	23,649,670
5.50%, 08/01/35	17,668,000	17,736,994
5.63%, 10/15/16[a]	3,427,000	3,785,441
Wells Fargo & Co.
3.63%, 04/15/15[a]	13,750,000	14,498,651
3.68%, 06/15/16[a]	29,050,000	30,578,271
3.75%, 10/01/14[a]	38,172,000	40,540,368
4.60%, 04/01/21[a]	26,000,000	28,120,560
5.63%, 12/11/17	99,608,000	113,705,919
Wells Fargo Bank N.A.
4.75%, 02/09/15	36,500,000	38,764,451
5.75%, 05/16/16[a]	4,575,000	5,148,363
Wells Fargo Capital X
5.95%, 12/15/36	7,270,000	7,129,040

		3,789,396,770

BEVERAGES – 2.98%
Anheuser-Busch InBev Worldwide Inc.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

August 31, 2011

Security	Principal	Value
4.13%, 01/15/15[a]	$25,500,000	$27,933,580
5.00%, 04/15/20	3,000,000	3,420,360
5.38%, 11/15/14[a]	3,000,000	3,382,914
5.38%, 01/15/20	37,290,000	43,726,254
6.88%, 11/15/19[a]	15,750,000	20,085,975
7.75%, 01/15/19	35,503,000	46,741,475
8.20%, 01/15/39	22,000,000	32,330,210
Bottling Group LLC
5.13%, 01/15/19	21,320,000	24,753,415
Coca-Cola Co. (The)
1.50%, 11/15/15	15,750,000	15,986,526
3.15%, 11/15/20	33,776,000	34,428,749
5.35%, 11/15/17	300,000	359,778
Diageo Capital PLC
5.75%, 10/23/17	19,000,000	22,416,390
Diageo Finance BV
5.30%, 10/28/15[a]	3,500,000	4,010,720
Pepsi Bottling Group Inc.
Series B
7.00%, 03/01/29	15,000,000	20,221,350
PepsiCo Inc.
2.50%, 05/10/16[a]	22,250,000	23,086,097
3.00%, 08/25/21	7,200,000	7,218,603
3.10%, 01/15/15	5,650,000	6,061,091
3.13%, 11/01/20[a]	11,900,000	12,032,529
4.50%, 01/15/20[a]	10,600,000	11,924,136
4.88%, 11/01/40	1,500,000	1,591,720
5.50%, 01/15/40[a]	14,345,000	16,597,254
7.90%, 11/01/18[a]	43,767,000	58,375,696

		436,684,822

BIOTECHNOLOGY – 0.86%
Amgen Inc.
2.30%, 06/15/16[a]	29,757,000	30,514,464
3.45%, 10/01/20	3,000,000	3,069,661
4.85%, 11/18/14	1,000,000	1,119,605
5.70%, 02/01/19	34,665,000	41,088,043
6.38%, 06/01/37	5,000,000	6,044,862
6.40%, 02/01/39[a]	20,500,000	24,774,865
Genentech Inc.
4.75%, 07/15/15	16,750,000	18,721,927

		125,333,427

Security	Principal	Value
CHEMICALS – 1.31%
Dow Chemical Co. (The)
2.50%, 02/15/16[a]	$28,750,000	$28,884,167
4.25%, 11/15/20	2,400,000	2,460,606
5.90%, 02/15/15	5,000,000	5,632,267
8.55%, 05/15/19	35,500,000	46,042,399
9.40%, 05/15/39	31,279,000	47,597,098
E.I. du Pont de Nemours and Co.
3.25%, 01/15/15	7,400,000	7,926,219
3.63%, 01/15/21[a]	15,700,000	16,171,471
4.63%, 01/15/20[a]	12,500,000	13,876,708
6.00%, 07/15/18[a]	17,400,000	21,087,965
Rohm and Haas Co.
6.00%, 09/15/17	1,500,000	1,712,285

		191,391,185

COMPUTERS – 1.56%
Hewlett-Packard Co.
2.65%, 06/01/16[a]	7,550,000	7,744,865
3.75%, 12/01/20[a]	15,500,000	15,441,456
4.30%, 06/01/21	18,500,000	19,257,452
4.75%, 06/02/14	18,090,000	19,611,838
5.50%, 03/01/18	13,377,000	15,601,461
International Business Machines Corp.
1.95%, 07/22/16	26,000,000	26,434,058
2.00%, 01/05/16	13,375,000	13,655,518
5.60%, 11/30/39	21,160,000	24,647,803
5.70%, 09/14/17	35,140,000	42,240,698
7.63%, 10/15/18	24,387,000	32,149,608
8.38%, 11/01/19[a]	8,000,000	11,229,083

		228,013,840

COSMETICS & PERSONAL CARE – 0.55%
Procter & Gamble Co. (The)
1.80%, 11/15/15[a]	6,500,000	6,675,413
3.50%, 02/15/15	16,965,000	18,317,044
4.70%, 02/15/19[a]	22,865,000	26,505,856
4.95%, 08/15/14	4,000,000	4,488,873
5.55%, 03/05/37	21,150,000	25,172,636

		81,159,822

22	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

August 31, 2011

Security	Principal	Value
DIVERSIFIED FINANCIAL SERVICES – 7.59%
American Express Co.
6.15%, 08/28/17[a]	$16,000,000	$18,493,067
7.00%, 03/19/18	2,500,000	2,970,150
8.13%, 05/20/19[a]	52,692,000	67,453,839
8.15%, 03/19/38	16,661,000	24,107,634
American Express Credit Corp.
Series D
2.75%, 09/15/15[a]	33,750,000	34,448,734
5.13%, 08/25/14	20,500,000	22,406,746
Bear Stearns Companies Inc. (The)/JPMorgan Chase & Co.
5.70%, 11/15/14	15,600,000	17,192,916
6.40%, 10/02/17	15,000,000	17,091,755
Capital One Capital V
10.25%, 08/15/39	7,060,000	7,280,625
Capital One Capital VI
8.88%, 05/15/40	8,310,000	8,382,713
Caterpillar Financial Services Corp.
7.15%, 02/15/19	19,310,000	24,912,903
Credit Suisse (USA) Inc.
4.88%, 01/15/15	5,000,000	5,353,600
General Electric Capital Corp.
2.25%, 11/09/15	7,000,000	7,013,002
2.95%, 05/09/16[a]	14,000,000	14,080,993
3.50%, 06/29/15	4,500,000	4,714,882
4.63%, 01/07/21[a]	47,000,000	48,334,356
5.30%, 02/11/21[a]	16,700,000	17,612,832
5.63%, 09/15/17	1,300,000	1,445,681
5.63%, 05/01/18	88,281,000	97,784,450
5.88%, 01/14/38	81,087,000	83,008,762
6.00%, 08/07/19	19,000,000	21,239,783
6.75%, 03/15/32	28,775,000	32,422,759
6.88%, 01/10/39	20,000,000	22,976,133
General Electric Capital Corp.
Series A
3.75%, 11/14/14	40,000,000	42,157,100
5.55%, 05/04/20	390,000	422,644
6.15%, 08/07/37	2,000,000	2,101,784
HSBC Finance Corp.
5.00%, 06/30/15[a]	36,353,000	38,633,859
5.50%, 01/19/16	13,000,000	13,980,720
6.68%, 01/15/21[c]	27,772,000	27,028,426

Security	Principal	Value
Jefferies Group Inc.
5.13%, 04/13/18	$14,000,000	$13,957,720
JPMorgan Chase Capital XVIII
6.95%, 08/17/36	10,000,000	10,027,468
JPMorgan Chase Capital XX
Series T
6.55%, 09/29/36	10,000,000	9,952,953
JPMorgan Chase Capital XXII
6.45%, 02/02/37	3,205,000	3,185,001
JPMorgan Chase Capital XXV
6.80%, 10/01/37	9,655,000	9,688,068
JPMorgan Chase Capital XXVII
Series AA
7.00%, 11/01/39[a]	11,610,000	11,671,115
Merrill Lynch & Co. Inc.
5.00%, 01/15/15[a]	14,000,000	14,111,989
6.05%, 05/16/16	13,000,000	12,711,667
6.88%, 04/25/18	79,400,000	83,810,988
7.75%, 05/14/38	37,424,000	37,669,501
Nomura Holdings Inc.
5.00%, 03/04/15[a]	34,000,000	35,930,095
6.70%, 03/04/20	18,000,000	20,218,847
SLM Corp.
5.63%, 08/01/33	10,000,000	8,213,133
6.25%, 01/25/16[a]	25,400,000	25,223,521
8.00%, 03/25/20[a]	9,000,000	9,298,170
8.45%, 06/15/18[a]	43,921,000	46,446,545
Toyota Motor Credit Corp.
3.20%, 06/17/15	13,465,000	14,263,637
4.25%, 01/11/21	5,000,000	5,363,056
Toyota Motor Credit Corp.
Series B
4.50%, 06/17/20[a]	13,650,000	14,964,973

		1,111,761,295

ELECTRIC – 1.34%
Duke Energy Carolinas LLC
5.30%, 02/15/40[a]	11,000,000	12,155,836
Exelon Corp.
4.90%, 06/15/15	9,226,000	10,121,315
Exelon Generation Co. LLC
6.25%, 10/01/39	13,000,000	14,319,063

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

August 31, 2011

Security	Principal	Value
Florida Power Corp.
6.40%, 06/15/38[a]	$11,068,000	$13,838,044
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	23,000,000	26,548,172
6.50%, 09/15/37	10,310,000	12,599,721
National Grid PLC
6.30%, 08/01/16[a]	9,200,000	10,788,268
Nisource Finance Corp.
6.40%, 03/15/18	10,005,000	11,812,418
Pacific Gas & Electric Co.
5.40%, 01/15/40	23,000,000	24,687,199
5.80%, 03/01/37	5,100,000	5,800,367
6.05%, 03/01/34	30,700,000	35,462,062
8.25%, 10/15/18	13,705,000	18,152,199

		196,284,664

ENVIRONMENTAL CONTROL – 0.09%
Republic Services Inc.
5.00%, 03/01/20	11,500,000	12,728,781

		12,728,781

FOOD – 2.60%
General Mills Inc.
5.20%, 03/17/15	12,600,000	14,253,899
5.65%, 02/15/19	12,350,000	14,571,117
5.70%, 02/15/17[a]	12,100,000	14,231,661
Kellogg Co.
4.00%, 12/15/20	13,500,000	14,282,553
4.45%, 05/30/16	5,800,000	6,498,707
Kellogg Co.
Series B
7.45%, 04/01/31	15,000,000	20,777,200
Kraft Foods Inc.
4.13%, 02/09/16	31,336,000	33,772,165
5.38%, 02/10/20	52,500,000	59,648,400
6.13%, 02/01/18	4,905,000	5,809,392
6.13%, 08/23/18	42,806,000	50,839,117
6.50%, 08/11/17	15,026,000	18,118,095
6.50%, 02/09/40[a]	42,600,000	49,924,139
6.88%, 02/01/38	18,000,000	21,749,580
7.00%, 08/11/37	15,000,000	18,380,450
Kroger Co. (The)
6.15%, 01/15/20[a]	8,000,000	9,545,907

Security	Principal	Value
Unilever Capital Corp.
4.25%, 02/10/21	$23,000,000	$25,681,954
4.80%, 02/15/19	3,000,000	3,460,470

		381,544,806

FOREST PRODUCTS & PAPER – 0.49%
International Paper Co.
7.30%, 11/15/39[a]	8,000,000	8,939,380
7.50%, 08/15/21[a]	7,000,000	8,294,568
7.95%, 06/15/18	46,069,000	55,029,531

		72,263,479

GAS – 0.12%
Sempra Energy
6.00%, 10/15/39	10,000,000	11,529,025
6.50%, 06/01/16	5,450,000	6,511,360

		18,040,385

HEALTH CARE – PRODUCTS – 0.87%
Covidien International Finance SA
6.00%, 10/15/17[a]	13,734,000	16,456,294
6.55%, 10/15/37	10,000,000	12,185,720
Johnson & Johnson
2.15%, 05/15/16[a]	14,640,000	15,255,173
3.55%, 05/15/21[a]	5,000,000	5,373,923
5.15%, 07/15/18[a]	10,975,000	13,156,391
5.55%, 08/15/17[a]	10,400,000	12,544,482
5.95%, 08/15/37	16,055,000	19,959,940
Medtronic Inc.
3.00%, 03/15/15	17,025,000	18,069,759
4.45%, 03/15/20	13,560,000	15,146,558

		128,148,240

HEALTH CARE – SERVICES – 0.81%
Aetna Inc.
3.95%, 09/01/20[a]	14,340,000	14,761,116
6.00%, 06/15/16	10,000,000	11,637,933
6.63%, 06/15/36	8,560,000	10,397,575
UnitedHealth Group Inc.
5.80%, 03/15/36	1,000,000	1,084,252
6.00%, 02/15/18	9,328,000	11,033,025
6.88%, 02/15/38	25,248,000	30,915,587

24	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

August 31, 2011

Security	Principal	Value
WellPoint Inc.
5.25%, 01/15/16[a]	$9,000,000	$10,198,572
5.85%, 01/15/36[a]	14,000,000	15,477,863
6.38%, 06/15/37	11,100,000	13,130,585

		118,636,508

INSURANCE – 3.06%
Allstate Corp. (The)
5.55%, 05/09/35	10,000,000	10,159,405
American International Group Inc.
5.45%, 05/18/17	1,000,000	1,011,683
5.85%, 01/16/18	97,360,000	99,112,650
6.25%, 05/01/36	7,000,000	6,816,250
6.25%, 03/15/37	12,000,000	9,780,000
6.40%, 12/15/20[a]	13,500,000	14,306,099
8.25%, 08/15/18	25,500,000	28,596,868
Berkshire Hathaway Finance Corp.
3.20%, 02/11/15	34,000,000	35,886,169
4.25%, 01/15/21[a]	10,000,000	10,642,473
4.85%, 01/15/15	4,655,000	5,223,296
5.40%, 05/15/18[a]	7,999,000	9,117,180
5.75%, 01/15/40[a]	13,250,000	14,375,323
MetLife Inc.
4.75%, 02/08/21[a]	20,000,000	21,016,600
5.00%, 06/15/15	1,000,000	1,105,892
5.70%, 06/15/35	15,000,000	15,452,100
5.88%, 02/06/41[a]	12,250,000	12,844,429
6.38%, 06/15/34	5,000,000	5,502,200
6.75%, 06/01/16	22,247,000	26,038,512
7.72%, 02/15/19	9,500,000	11,571,095
MetLife Inc.
Series A
6.82%, 08/15/18	12,229,000	14,354,407
Prudential Financial Inc.
7.38%, 06/15/19[a]	10,550,000	12,560,672
Prudential Financial Inc.
Series D
3.88%, 01/14/15[a]	6,000,000	6,214,620
4.75%, 09/17/15	20,000,000	21,534,560
6.00%, 12/01/17	11,000,000	12,266,650
6.63%, 12/01/37	18,750,000	20,677,885

Security	Principal	Value
Travelers Companies Inc. (The)
5.35%, 11/01/40[a]	$17,000,000	$17,051,680
6.25%, 06/15/37	5,000,000	5,599,800

		448,818,498
INTERNET – 0.18%
Google Inc.
2.13%, 05/19/16	14,550,000	15,067,516
3.63%, 05/19/21[a]	10,000,000	10,613,227

		25,680,743

IRON & STEEL – 0.94%
ArcelorMittal SA
3.75%, 08/05/15[a]	9,830,000	9,617,721
5.25%, 08/05/20[a]	15,000,000	14,557,900
5.50%, 03/01/21[a]	25,500,000	24,960,845
6.13%, 06/01/18[a]	21,250,000	21,776,810
6.75%, 03/01/41[a]	15,556,000	14,093,628
7.00%, 10/15/39	14,000,000	13,118,244
9.00%, 02/15/15[a]	13,335,000	15,277,830
9.85%, 06/01/19	19,994,000	24,526,240

		137,929,218

MACHINERY – 0.60%
Caterpillar Inc.
3.90%, 05/27/21[a]	33,385,000	35,528,359
5.20%, 05/27/41[a]	13,000,000	13,965,968
6.05%, 08/15/36[a]	9,000,000	10,836,436
7.90%, 12/15/18	12,310,000	16,432,422
Deere & Co.
4.38%, 10/16/19	10,077,000	11,283,977

		88,047,162

MANUFACTURING – 0.50%
General Electric Co.
5.25%, 12/06/17	28,700,000	32,073,055
Honeywell International Inc.
4.25%, 03/01/21[a]	8,250,000	9,086,268
5.00%, 02/15/19	9,000,000	10,438,959
5.30%, 03/01/18	19,000,000	22,421,425

		74,019,707

MEDIA – 7.88%
AOL Time Warner Inc.
7.63%, 04/15/31[a]	22,213,000	27,302,104

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

August 31, 2011

Security	Principal	Value
Comcast Corp.
4.95%, 06/15/16	$15,000,000	$16,883,475
5.15%, 03/01/20[a]	48,500,000	55,199,790
5.70%, 05/15/18[a]	7,500,000	8,722,956
5.85%, 11/15/15[a]	15,000,000	17,331,261
5.90%, 03/15/16[a]	10,000,000	11,596,850
6.30%, 11/15/17	15,000,000	17,943,508
6.40%, 03/01/40	21,000,000	23,864,085
6.50%, 01/15/15	10,000,000	11,461,697
6.50%, 01/15/17	14,279,000	17,025,721
6.55%, 07/01/39	17,750,000	20,204,174
6.95%, 08/15/37	75,710,000	88,931,970
COX Communications Inc.
5.45%, 12/15/14	18,000,000	20,207,683
DIRECTV Holdings LLC
3.55%, 03/15/15[a]	21,787,000	23,123,415
5.20%, 03/15/20	12,000,000	13,262,342
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.13%, 02/15/16[a]	7,000,000	7,207,881
3.50%, 03/01/16	17,700,000	18,513,403
4.60%, 02/15/21	12,000,000	12,701,601
4.75%, 10/01/14	13,500,000	14,785,180
5.00%, 03/01/21	24,900,000	26,821,948
5.88%, 10/01/19	16,200,000	18,743,291
6.00%, 08/15/40[a]	12,575,000	13,082,665
6.35%, 03/15/40	4,645,000	5,087,212
6.38%, 03/01/41	10,705,000	11,920,606
Discovery Communications LLC
3.70%, 06/01/15	10,430,000	11,212,678
5.05%, 06/01/20[a]	17,000,000	18,835,528
6.35%, 06/01/40[a]	10,000,000	11,322,800
Historic TW Inc.
6.63%, 05/15/29	3,000,000	3,370,210
NBCUniversal Media LLC
4.38%, 04/01/21	10,000,000	10,360,370
5.95%, 04/01/41	16,900,000	18,024,441
News America Inc.
6.20%, 12/15/34[a]	25,000,000	26,362,875
6.65%, 11/15/37	36,517,000	40,324,810
Thomson Reuters Corp.
5.70%, 10/01/14	15,000,000	16,834,830
6.50%, 07/15/18[a]	11,500,000	14,064,845

Security	Principal	Value
Time Warner Cable Inc.
5.00%, 02/01/20	$35,000,000	$37,473,625
6.75%, 07/01/18	26,750,000	31,560,426
6.75%, 06/15/39	67,284,000	75,948,609
7.30%, 07/01/38	8,000,000	9,580,800
7.50%, 04/01/14	25,870,000	29,815,049
8.25%, 04/01/19	52,487,000	66,650,617
Time Warner Inc.
3.15%, 07/15/15	15,500,000	16,220,208
4.70%, 01/15/21	14,750,000	15,818,378
4.75%, 03/29/21[a]	13,500,000	14,367,942
4.88%, 03/15/20[a]	18,000,000	19,396,080
5.88%, 11/15/16	20,551,000	23,953,286
6.10%, 07/15/40	8,000,000	8,633,917
6.25%, 03/29/41[a]	19,020,000	21,166,344
6.50%, 11/15/36	24,300,000	27,272,133
7.70%, 05/01/32	25,200,000	31,290,395
Viacom Inc.
6.25%, 04/30/16	14,000,000	16,408,742
6.88%, 04/30/36	20,900,000	24,911,677
Walt Disney Co. (The)
5.63%, 09/15/16	10,000,000	11,924,941

		1,155,031,374

MINING – 0.54%
Alcoa Inc.
5.40%, 04/15/21[a]	13,750,000	13,779,939
5.55%, 02/01/17[a]	5,000,000	5,299,110
5.72%, 02/23/19	13,350,000	13,722,131
6.15%, 08/15/20[a]	12,500,000	13,021,319
6.75%, 07/15/18	5,700,000	6,208,240
Barrick Gold Corp.
6.95%, 04/01/19	10,140,000	12,466,273
Rio Tinto Finance (USA) Ltd.
6.50%, 07/15/18[a]	12,000,000	14,490,923

		78,987,935

OFFICE & BUSINESS EQUIPMENT – 0.20%
Xerox Corp.
4.25%, 02/15/15	15,000,000	16,209,949
6.35%, 05/15/18	11,000,000	12,880,763

		29,090,712

26	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

August 31, 2011

Security	Principal	Value
OIL & GAS – 8.83%
Anadarko Petroleum Corp.
5.95%, 09/15/16	$31,425,000	$35,331,138
6.20%, 03/15/40[a]	20,000,000	20,387,539
6.38%, 09/15/17	26,000,000	29,985,670
6.45%, 09/15/36	20,567,000	21,622,305
Apache Corp.
5.10%, 09/01/40	23,500,000	24,745,990
6.00%, 01/15/37[a]	10,000,000	11,911,204
BP Capital Markets PLC
3.13%, 10/01/15	13,000,000	13,618,800
3.20%, 03/11/16[a]	23,800,000	25,064,494
3.88%, 03/10/15	28,950,000	31,141,998
4.50%, 10/01/20[a]	21,300,000	22,974,606
4.74%, 03/11/21[a]	14,200,000	15,563,945
4.75%, 03/10/19	16,300,000	18,021,008
Cenovus Energy Inc.
4.50%, 09/15/14	10,000,000	10,888,978
5.70%, 10/15/19[a]	19,815,000	22,911,292
6.75%, 11/15/39	18,000,000	21,197,760
Chevron Corp.
4.95%, 03/03/19	22,000,000	25,714,590
ConocoPhillips
4.60%, 01/15/15	9,000,000	10,057,503
5.75%, 02/01/19	43,224,000	51,866,724
6.00%, 01/15/20	5,000,000	6,170,508
6.50%, 02/01/39	56,802,000	71,176,536
ConocoPhillips Canada Funding Co.
5.63%, 10/15/16	11,500,000	13,436,956
Devon Energy Corp.
7.95%, 04/15/32	10,510,000	14,352,281
Devon Financing Corp. ULC
7.88%, 09/30/31	19,650,000	26,353,932
EnCana Corp.
6.50%, 08/15/34	10,000,000	11,180,525
6.50%, 02/01/38[a]	9,000,000	9,967,410
Ensco PLC
3.25%, 03/15/16[a]	3,500,000	3,639,466
4.70%, 03/15/21[a]	33,250,000	34,904,938
EOG Resources Inc.
4.10%, 02/01/21[a]	8,000,000	8,508,488
5.63%, 06/01/19	10,500,000	12,490,123

Security	Principal	Value
Hess Corp.
5.60%, 02/15/41	$21,500,000	$22,386,660
6.00%, 01/15/40	8,300,000	8,992,913
7.30%, 08/15/31	6,060,000	7,518,420
8.13%, 02/15/19	12,500,000	16,368,254
Marathon Oil Corp.
5.90%, 03/15/18	15,000,000	17,401,126
6.60%, 10/01/37[a]	8,000,000	9,306,407
Nabors Industries Inc.
9.25%, 01/15/19	10,000,000	12,720,481
Nexen Inc.
5.88%, 03/10/35	8,000,000	7,625,500
6.40%, 05/15/37	16,354,000	16,481,774
Pemex Project Funding Master Trust
5.75%, 03/01/18	33,750,000	37,611,084
6.63%, 06/15/35[a]	29,293,000	32,126,805
Petro-Canada
6.80%, 05/15/38	6,715,000	7,875,956
Pride International Inc.
6.88%, 08/15/20	10,000,000	11,890,350
Shell International Finance BV
3.10%, 06/28/15	28,000,000	29,815,520
3.25%, 09/22/15	13,000,000	13,967,763
4.30%, 09/22/19	22,500,000	24,879,300
4.38%, 03/25/20	20,750,000	23,114,099
5.50%, 03/25/40	16,250,000	18,911,669
6.38%, 12/15/38	35,541,000	45,514,281
Statoil ASA
2.90%, 10/15/14[a]	15,000,000	15,893,215
3.13%, 08/17/17[a]	5,000,000	5,300,913
5.10%, 08/17/40	10,400,000	11,226,010
5.25%, 04/15/19	24,500,000	28,528,841
Suncor Energy Inc.
6.10%, 06/01/18	17,600,000	20,553,686
6.50%, 06/15/38	18,000,000	20,301,300
6.85%, 06/01/39[a]	10,000,000	11,865,323
Total Capital SA
2.30%, 03/15/16	4,600,000	4,754,461
3.00%, 06/24/15[a]	14,580,000	15,477,804
3.13%, 10/02/15[a]	18,200,000	19,491,581
4.45%, 06/24/20	23,000,000	25,331,050

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

August 31, 2011

Security	Principal	Value
Transocean Inc.
4.95%, 11/15/15	$10,000,000	$10,855,350
6.00%, 03/15/18	15,000,000	16,559,850
6.50%, 11/15/20[a]	19,250,000	21,780,027
6.80%, 03/15/38[a]	8,000,000	8,691,664
Valero Energy Corp.
6.13%, 06/15/17[a]	9,200,000	10,537,119
6.13%, 02/01/20[a]	8,725,000	9,804,283
6.63%, 06/15/37	22,555,000	24,173,829
7.50%, 04/15/32	3,600,000	4,075,884
9.38%, 03/15/19	14,730,000	19,159,311

		1,294,056,570

OIL & GAS SERVICES – 0.18%
Weatherford International Ltd.
5.13%, 09/15/20[a]	3,000,000	3,185,582
9.63%, 03/01/19[a]	17,775,000	23,707,320

		26,892,902

PHARMACEUTICALS – 5.93%
Abbott Laboratories
2.70%, 05/27/15	27,000,000	28,522,782
4.13%, 05/27/20	17,250,000	18,948,651
5.13%, 04/01/19	59,254,000	69,418,628
5.30%, 05/27/40	21,500,000	23,538,345
5.60%, 11/30/17	9,300,000	11,074,951
6.15%, 11/30/37	15,567,000	19,005,802
AstraZeneca PLC
5.90%, 09/15/17	20,450,000	24,573,702
6.45%, 09/15/37	36,008,000	45,247,653
Eli Lilly and Co.
5.20%, 03/15/17	15,000,000	17,521,725
5.55%, 03/15/37	8,500,000	9,632,200
Express Scripts Inc.
3.13%, 05/15/16[a]	17,500,000	17,974,365
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	41,076,000	49,401,462
6.38%, 05/15/38	33,641,000	41,954,633
Merck & Co. Inc.
2.25%, 01/15/16	17,000,000	17,707,160
3.88%, 01/15/21[a]	16,300,000	17,467,406
4.00%, 06/30/15	15,100,000	16,743,771
5.00%, 06/30/19[a]	25,300,000	29,676,141
5.85%, 06/30/39	10,000,000	12,021,175

Security	Principal	Value
Novartis Capital Corp.
2.90%, 04/24/15	$26,450,000	$28,087,374
4.40%, 04/24/20[a]	13,000,000	14,396,980
Novartis Securities Investment Ltd.
5.13%, 02/10/19[a]	37,200,000	43,386,572
Pfizer Inc.
5.35%, 03/15/15	71,234,000	81,151,846
6.20%, 03/15/19	35,639,000	43,921,860
7.20%, 03/15/39	37,941,000	51,223,860
Sanofi-Aventis SA
2.63%, 03/29/16	22,975,000	23,952,464
4.00%, 03/29/21	27,500,000	29,170,992
Schering-Plough Corp./Merck & Co. Inc.
6.00%, 09/15/17	15,000,000	18,337,140
6.50%, 12/01/33	10,665,000	13,542,897
6.55%, 09/15/37	13,200,000	17,152,179
Wyeth
5.50%, 02/15/16	4,067,000	4,739,171
5.95%, 04/01/37[a]	25,793,000	29,873,014

		869,366,901

PIPELINES – 1.46%
Enterprise Products Operating LLC
3.20%, 02/01/16[a]	13,000,000	13,558,223
5.20%, 09/01/20[a]	12,950,000	14,102,891
5.95%, 02/01/41	10,000,000	10,283,235
Enterprise Products Operating LLC
Series L
6.30%, 09/15/17	9,000,000	10,602,858
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	8,800,000	10,075,648
6.95%, 01/15/38	17,100,000	18,996,091
TransCanada PipeLines Ltd.
3.80%, 10/01/20	11,500,000	11,944,777
6.10%, 06/01/40[a]	10,500,000	12,137,148
6.20%, 10/15/37[a]	11,700,000	13,492,346
6.50%, 08/15/18	6,500,000	7,929,240
7.13%, 01/15/19[a]	17,065,000	21,740,426
7.63%, 01/15/39	17,000,000	22,757,843
Williams Partners LP
3.80%, 02/15/15	5,000,000	5,311,050

28	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

August 31, 2011

Security	Principal	Value
5.25%, 03/15/20[a]	$21,000,000	$23,239,177
6.30%, 04/15/40	17,000,000	18,453,160

		214,624,113

REAL ESTATE INVESTMENT TRUSTS – 0.31%
Boston Properties LP
4.13%, 05/15/21	8,500,000	8,238,138
Simon Property Group LP
4.38%, 03/01/21	9,000,000	8,930,970
5.65%, 02/01/20	15,000,000	16,443,400
6.13%, 05/30/18	10,000,000	11,308,000

		44,920,508

RETAIL – 4.83%
CVS Caremark Corp.
5.75%, 06/01/17	39,365,000	45,296,067
6.13%, 09/15/39[a]	29,000,000	31,679,017
Home Depot Inc. (The)
4.40%, 04/01/21	6,000,000	6,401,059
5.40%, 03/01/16[a]	37,000,000	42,064,065
5.88%, 12/16/36	34,200,000	37,370,589
5.95%, 04/01/41	8,000,000	8,743,336
McDonald’s Corp.
5.35%, 03/01/18[a]	15,000,000	17,699,900
6.30%, 10/15/37	11,500,000	14,547,994
6.30%, 03/01/38	9,000,000	11,344,176
Target Corp.
3.88%, 07/15/20[a]	15,000,000	15,906,855
6.00%, 01/15/18	26,950,000	32,693,875
6.50%, 10/15/37	14,400,000	17,610,381
7.00%, 01/15/38	32,350,000	41,899,912
Wal-Mart Stores Inc.
1.50%, 10/25/15[a]	14,750,000	14,867,876
2.25%, 07/08/15[a]	9,000,000	9,425,119
2.80%, 04/15/16[a]	17,000,000	18,002,452
2.88%, 04/01/15	20,000,000	21,178,900
3.25%, 10/25/20	27,950,000	28,369,766
3.63%, 07/08/20	15,130,000	15,910,171
4.25%, 04/15/21[a]	24,000,000	26,184,908
4.50%, 07/01/15	10,000,000	11,266,800
4.88%, 07/08/40	12,000,000	12,282,756
5.00%, 10/25/40	12,000,000	12,478,563
5.25%, 09/01/35	12,500,000	13,418,992
5.38%, 04/05/17[a]	13,070,000	15,349,201

Security	Principal	Value
5.63%, 04/01/40	$5,500,000	$6,276,842
5.63%, 04/15/41[a]	30,000,000	34,197,005
5.80%, 02/15/18[a]	15,000,000	18,120,075
6.20%, 04/15/38[a]	18,000,000	21,930,986
6.50%, 08/15/37	84,616,000	105,544,180

		708,061,818

SOFTWARE – 1.65%
Microsoft Corp.
1.63%, 09/25/15	17,750,000	18,128,667
3.00%, 10/01/20	13,000,000	13,288,228
4.20%, 06/01/19[a]	31,000,000	34,586,719
4.50%, 10/01/40	13,300,000	13,669,962
5.20%, 06/01/39	2,500,000	2,856,863
5.30%, 02/08/41	16,000,000	18,407,580
Oracle Corp.
3.75%, 07/08/14	1,000,000	1,081,189
5.00%, 07/08/19	56,937,000	65,934,374
5.25%, 01/15/16	25,500,000	29,421,680
5.75%, 04/15/18	10,000,000	12,030,042
6.13%, 07/08/39[a]	24,500,000	29,501,382
6.50%, 04/15/38	2,500,000	3,133,983

		242,040,669

TELECOMMUNICATIONS – 10.51%
AT&T Corp.
8.00%, 11/15/31	1,339,000	1,823,419
AT&T Inc.
2.50%, 08/15/15	5,000,000	5,115,337
2.95%, 05/15/16[a]	23,502,000	24,360,692
4.45%, 05/15/21	3,750,000	4,016,227
5.10%, 09/15/14	35,500,000	39,210,512
5.35%, 09/01/40	20,500,000	20,832,983
5.50%, 02/01/18[a]	105,183,000	121,797,707
5.63%, 06/15/16[a]	22,500,000	26,041,349
5.80%, 02/15/19[a]	19,250,000	22,893,513
6.15%, 09/15/34	2,185,000	2,379,755
6.30%, 01/15/38	33,800,000	37,587,797
6.50%, 09/01/37	29,000,000	33,093,740
6.55%, 02/15/39[a]	89,845,000	103,171,959
British Telecom PLC
5.95%, 01/15/18	16,750,000	19,065,636

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

August 31, 2011

Security	Principal	Value
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	$28,000,000	$37,913,650
Cisco Systems Inc.
3.15%, 03/14/17[a]	21,750,000	22,992,991
4.45%, 01/15/20[a]	36,700,000	40,567,538
4.95%, 02/15/19	22,000,000	25,126,876
5.50%, 02/22/16	36,000,000	41,960,869
5.50%, 01/15/40	28,125,000	30,690,534
5.90%, 02/15/39	23,350,000	26,607,451
Deutsche Telekom International Finance BV
4.88%, 07/08/14	3,000,000	3,254,253
5.75%, 03/23/16	15,595,000	17,724,197
6.00%, 07/08/19[a]	16,200,000	19,222,368
France Telecom SA
2.13%, 09/16/15	5,000,000	5,032,025
5.38%, 07/08/19	26,337,000	29,981,237
8.50%, 03/01/31	28,600,000	38,560,577
New Cingular Wireless Services Inc.
8.75%, 03/01/31	5,650,000	8,118,618
Telecom Italia Capital SA
4.95%, 09/30/14[a]	39,806,000	39,240,451
5.25%, 10/01/15[a]	12,297,000	12,093,096
7.00%, 06/04/18[a]	3,695,000	3,813,548
7.18%, 06/18/19[a]	9,081,000	9,469,125
7.20%, 07/18/36	2,000,000	1,858,120
7.72%, 06/04/38[a]	44,573,000	43,534,226
Telefonica Emisiones SAU
3.73%, 04/27/15[a]	8,355,000	8,238,565
3.99%, 02/16/16[a]	23,750,000	23,465,892
4.95%, 01/15/15[a]	16,353,000	16,708,983
5.13%, 04/27/20	17,380,000	16,576,776
5.46%, 02/16/21	18,350,000	17,775,850
5.88%, 07/15/19	26,899,000	27,035,626
6.42%, 06/20/16[a]	9,300,000	9,837,611
7.05%, 06/20/36	24,000,000	23,899,936
Telefonica Europe BV
8.25%, 09/15/30	12,000,000	13,616,918

Security	Shares or Principal	Value
Verizon Communications Inc.
3.00%, 04/01/16[a]	$19,000,000	$19,756,580
4.60%, 04/01/21[a]	24,500,000	26,758,483
5.50%, 02/15/18[a]	3,500,000	4,054,136
5.85%, 09/15/35	13,000,000	14,297,496
6.00%, 04/01/41[a]	18,000,000	20,367,582
6.10%, 04/15/18	5,000,000	5,976,487
6.35%, 04/01/19	31,500,000	38,363,692
6.40%, 02/15/38	73,683,000	85,226,670
7.35%, 04/01/39	5,200,000	6,686,299
7.75%, 12/01/30	17,965,000	23,521,137
8.75%, 11/01/18[a]	73,393,000	98,977,800
8.95%, 03/01/39	13,000,000	19,223,035
Vodafone Group PLC
5.00%, 09/15/15[a]	8,740,000	9,844,808
5.45%, 06/10/19	21,500,000	25,161,235
5.63%, 02/27/17	26,000,000	30,096,604
5.75%, 03/15/16[a]	11,500,000	13,303,525
6.15%, 02/27/37	20,000,000	23,122,552

		1,541,046,654

TRANSPORTATION – 0.67%
Burlington Northern Santa Fe Corp.
4.70%, 10/01/19	19,827,000	21,939,582
United Parcel Service Inc.
3.13%, 01/15/21[a]	20,000,000	20,550,105
5.13%, 04/01/19[a]	24,000,000	28,709,218
5.50%, 01/15/18	750,000	892,147
6.20%, 01/15/38	20,210,000	25,529,024

		97,620,076

TOTAL CORPORATE BONDS & NOTES
(Cost: $13,437,612,978)		14,456,860,897

SHORT-TERM INVESTMENTS – 6.66%

MONEY MARKET FUNDS – 6.66%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[b,d,e]	781,704,173	781,704,173
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[b,d,e]	105,328,418	105,328,418

30	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

August 31, 2011

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,d]	88,604,821	$88,604,821

		975,637,412

TOTAL SHORT-TERM INVESTMENTS
(Cost: $975,637,412)		975,637,412

TOTAL INVESTMENTS IN SECURITIES – 105.29%
(Cost: $14,413,250,390)		15,432,498,309

Other Assets, Less Liabilities – (5.29)%		(774,683,066)

NET ASSETS – 100.00%		$14,657,815,243

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

August 31, 2011

	iShares iBoxx $ High Yield Corporate Bond Fund	iShares iBoxx $ Investment Grade Corporate Bond Fund

ASSETS
Investments, at cost:
Unaffiliated	$8,117,288,234	$13,400,527,814
Affiliated (Note 2)	1,363,617,119	1,012,722,576

Total cost of investments	$9,480,905,353	$14,413,250,390

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$8,069,634,479	$14,417,643,951
Affiliated (Note 2)	1,363,617,119	1,014,854,358

Total fair value of investments	9,433,251,598	15,432,498,309
Receivables:
Investment securities sold	3,396,851	3,680,776
Interest	173,160,843	188,820,240
Capital shares sold	4,739,174	39,320

Total Assets	9,614,548,466	15,625,038,645

LIABILITIES
Payables:
Investment securities purchased	29,559,883	78,371,995
Collateral for securities on loan (Note 5)	1,272,723,500	887,032,591
Securities related to in-kind transactions (Note 4)	2,635,514	–
Investment advisory fees (Note 2)	3,511,781	1,818,816

Total Liabilities	1,308,430,678	967,223,402

NET ASSETS	$8,306,117,788	$14,657,815,243

Net assets consist of:
Paid-in capital	$8,170,448,729	$13,462,361,587
Undistributed net investment income	54,368,461	51,025,583
Undistributed net realized gain	128,954,353	125,180,154
Net unrealized appreciation (depreciation)	(47,653,755)	1,019,247,919

NET ASSETS	$8,306,117,788	$14,657,815,243

Shares outstanding[b]	95,800,000	130,700,000

Net asset value per share	$86.70	$112.15

[a]	Securities on loan with values of $1,252,570,537 and $866,856,448, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

32	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended August 31, 2011

	iShares iBoxx $ High Yield Corporate Bond Fund	iShares iBoxx $ Investment Grade Corporate Bond Fund

NET INVESTMENT INCOME
Interest – unaffiliated	$345,484,530	$323,307,517
Interest – affiliated (Note 2)	13,222	629,567
Securities lending income – affiliated (Note 2)	2,019,012	471,834

Total investment income	347,516,764	324,408,918

EXPENSES
Investment advisory fees (Note 2)	21,572,614	10,253,688

Total expenses	21,572,614	10,253,688

Net investment income	325,944,150	314,155,230

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments – unaffiliated	5,194,306	15,649,607
In-kind redemptions – unaffiliated	133,619,286	114,049,755

Net realized gain	138,813,592	129,699,362

Net change in unrealized appreciation/depreciation	(636,736,145)	297,101,756

Net realized and unrealized gain (loss)	(497,922,553)	426,801,118

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(171,978,403)	$740,956,348

See notes to financial statements.

FINANCIAL STATEMENTS	33

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares iBoxx $ High Yield Corporate Bond Fund		iShares iBoxx $ Investment Grade Corporate Bond Fund
	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$325,944,150	$530,819,844	$314,155,230	$644,315,210
Net realized gain	138,813,592	158,548,435	129,699,362	296,594,039
Net change in unrealized appreciation/depreciation	(636,736,145)	268,515,702	297,101,756	128,251,715

Net increase (decrease) in net assets resulting from operations	(171,978,403)	957,883,981	740,956,348	1,069,160,964

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(323,547,527)	(512,978,954)	(313,945,329)	(646,717,272)

Total distributions to shareholders	(323,547,527)	(512,978,954)	(313,945,329)	(646,717,272)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,987,123,796	4,210,959,675	2,851,913,626	3,636,990,777
Cost of shares redeemed	(1,443,407,641)	(1,009,351,450)	(1,561,270,123)	(3,310,078,964)

Net increase in net assets from capital share transactions	543,716,155	3,201,608,225	1,290,643,503	326,911,813

INCREASE IN NET ASSETS	48,190,225	3,646,513,252	1,717,654,522	749,355,505

NET ASSETS
Beginning of period	8,257,927,563	4,611,414,311	12,940,160,721	12,190,805,216

End of period	$8,306,117,788	$8,257,927,563	$14,657,815,243	$12,940,160,721

Undistributed net investment income included in net assets at end of period	$54,368,461	$51,971,838	$51,025,583	$50,815,682

SHARES ISSUED AND REDEEMED
Shares sold	21,900,000	47,900,000	25,800,000	33,600,000
Shares redeemed	(16,100,000)	(11,500,000)	(14,100,000)	(30,500,000)

Net increase in shares outstanding	5,800,000	36,400,000	11,700,000	3,100,000

See notes to financial statements.

34	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBoxx $ High Yield Corporate Bond Fund
	Six months ended Aug. 31, 2011 (Unaudited)	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Period from Apr. 4, 2007[a] to Feb. 29, 2008
Net asset value, beginning of period	$91.75	$86.03	$68.49	$95.31	$103.03

Income from investment operations:
Net investment income[b]	3.43	7.45	8.31	8.77	7.02
Net realized and unrealized gain (loss)[c]	(5.06)	5.65	17.47	(27.84)	(8.81)

Total from investment operations	(1.63)	13.10	25.78	(19.07)	(1.79)

Less distributions from:
Net investment income	(3.42)	(7.38)	(8.24)	(7.75)	(5.93)

Total distributions	(3.42)	(7.38)	(8.24)	(7.75)	(5.93)

Net asset value, end of period	$86.70	$91.75	$86.03	$68.49	$95.31

Total return	(1.89)%[d]	16.11%	39.50%	(21.06)%	(1.89)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$8,306,118	$8,257,928	$4,611,414	$2,089,054	$352,636
Ratio of expenses to average net assets[e]	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[e]	7.53%	8.44%	10.30%	11.18%	7.87%
Portfolio turnover rate[f]	5%	16%	67%	27%	55%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	35

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBoxx $ Investment Grade Corporate Bond Fund
	Six months ended Aug. 31, 2011 (Unaudited)	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Year ended Feb. 28, 2007
Net asset value, beginning of period	$108.74	$105.18	$93.78	$105.21	$108.00	$107.20

Income from investment operations:
Net investment income[a]	2.55	5.24	5.76	5.78	5.79	5.54
Net realized and unrealized gain (loss)[b]	3.42	3.58	11.33	(11.75)	(2.83)	0.68

Total from investment operations	5.97	8.82	17.09	(5.97)	2.96	6.22

Less distributions from:
Net investment income	(2.56)	(5.26)	(5.69)	(5.46)	(5.75)	(5.42)

Total distributions	(2.56)	(5.26)	(5.69)	(5.46)	(5.75)	(5.42)

Net asset value, end of period	$112.15	$108.74	$105.18	$93.78	$105.21	$108.00

Total return	5.57%[c]	8.59%	18.70%	(5.96)%	3.04%	6.03%

Ratios/Supplemental data:
Net assets, end of period (000s)	$14,657,815	$12,940,161	$12,190,805	$8,646,439	$3,356,320	$2,872,906
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	4.58%	4.83%	5.71%	5.96%	5.51%	5.26%
Portfolio turnover rate[e]	2%	7%	79%	48%	95%	89%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

36	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” collectively, the “Funds”):

iShares Bond Fund	Diversification Classification
iBoxx $ High Yield Corporate	Non-diversified
iBoxx $ Investment Grade Corporate	Diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in

38	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of August 31, 2011. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares Bond Fund	Level 1	Level 2	Level 3	Total
iBoxx $ High Yield Corporate
Corporate Bonds & Notes	$–	$7,998,983,526	$70,650,953	$8,069,634,479
Short-Term Investments	1,363,617,119	–	–	1,363,617,119

	$1,363,617,119	$7,998,983,526	$70,650,953	$9,433,251,598

iBoxx $ Investment Grade Corporate
Corporate Bonds & Notes	$–	$14,456,860,897	$–	$14,456,860,897
Short-Term Investments	975,637,412	–	–	975,637,412

	$975,637,412	$14,456,860,897	$–	$15,432,498,309

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The Funds had tax basis net capital loss carryforwards as of February 28, 2011, the tax year-end of the Funds, as follows:

iShares Bond Fund	Expiring 2017	Expiring 2018	Total
iBoxx $ High Yield Corporate	$6,496,723	$177,819	$6,674,542

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by funds for taxable years beginning after December 22, 2010 will not be subject to expiration. In addition, such losses must be utilized prior to the losses incurred in the tax years preceding enactment.

As of August 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBoxx $ High Yield Corporate	$9,481,686,788	$186,286,138	$(234,721,328)	$(48,435,190)
iBoxx $ Investment Grade Corporate	14,417,206,421	1,057,171,798	(41,879,910)	1,015,291,888

Management has reviewed the tax positions as of August 31, 2011, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is

40	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Bond Fund	Investment Advisory Fee
iBoxx $ High Yield Corporate	0.50%
iBoxx $ Investment Grade Corporate	0.15

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the combined income earned from the investment of cash collateral received for the loan of securities and any fees paid by borrowers. For the six months ended August 31, 2011, BTC earned securities lending agent fees from the Funds as follows:

iShares Bond Fund	Securities Lending Agent Fees
iBoxx $ High Yield Corporate	$1,087,160
iBoxx $ Investment Grade Corporate	254,064

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the six months ended August 31, 2011, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Bond Fund and Name of Affiliated Issuer	Principal Amount Held Beginning of Period	Gross Additions	Gross Reductions	Principal Amount Held End of Period	Value at End of Period	Interest Income	Net Realized Gain
iBoxx $ Investment Grade Corporate
PNC Funding Corp.
3.63%, 02/08/15	$13,596,000	$3,918,000	$–	$17,514,000	$18,520,276	$219,581	$–
4.38%, 08/11/20	6,000,000	2,500,000	–	8,500,000	8,992,653	150,721	–
5.13%, 02/08/20	10,000,000	500,000	–	10,500,000	11,704,017	249,092	–

					$39,216,946	$619,394	$–

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended August 31, 2011 were as follows:

iShares Bond Fund	Purchases	Sales
iBoxx $ High Yield Corporate	$1,367,490,718	$449,461,583
iBoxx $ Investment Grade Corporate	1,545,066,595	214,758,114

In-kind transactions (see Note 4) for the six months ended August 31, 2011 were as follows:

iShares Bond Fund	In-kind Purchases	In-kind Sales
iBoxx $ High Yield Corporate	$1,067,011,658	$1,401,075,023
iBoxx $ Investment Grade Corporate	1,511,075,063	1,482,497,294

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and an amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either

42	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates; such reinvestments are subject to investment risk.

As of August 31, 2011, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of August 31, 2011 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, plus any fees paid by borrowers and less the fees paid to BTC as securities lending agent which are subject to adjustments pursuant to the securities lending agreement.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	43

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BFA provided such information as the Board, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. An ad-hoc sub-committee of the Independent Trustees (the “Ad-Hoc Sub-Committee”), with independent counsel, met with management on April 19, 2011, and April 26, 2011, to discuss the types of information the Board required and the manner in which management would organize and present such information. At a meeting held on May 16, 2011, management presented information to the Board relating to the continuance of the Advisory Contract and the Board reviewed and discussed such information at length. The Board also requested from management certain additional information. At a meeting held on June 22-23, 2011, the Board reviewed additional information provided by management in response to the Board’s requests. The Board approved the selection of BFA and the continuance of the Advisory Contract for the Funds, based on its review of qualitative and quantitative information provided by BFA, including its review of supplemental information management provided at the request of the Board. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In selecting BFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Nature, Extent and Quality of Services Provided by BFA – Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, supporting the Funds and their shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Funds and their shareholders were added in 2010, for example, in such areas as investor education, product management, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Expenses and Performance of the Funds – The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size or other differentiating factors, but were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board

44	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fees and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2010, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates – The Board reviewed information about the profitability to BFA of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares Funds and how such profitability methodology differed from the methodology used to calculate profitability prior to the acquisition of BFA by BlackRock, noting that such matters were focused on by the Ad-Hoc Sub-Committee during its meetings and addressed by management. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale – In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory rates as the assets of the Funds increase. However, the Board further noted management’s assertion that future economies of scale for iShares iBoxx $ Investment Grade Corporate Bond Fund had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving Fund shareholders, from inception, the benefits of lower fees. The Board noted that should material economies of scale exist in the future, a breakpoint structure for iShares iBoxx $ High Yield Corporate Bond Fund may be appropriate. The Board also reviewed BFA’s historic profitability as investment adviser to the iShares fund complex and noted that BFA and BlackRock had continued to make significant investments in the iShares fund complex and the infrastructure supporting the iShares funds. Based on this review, as well as the discussions described above in connection with the Lipper Group and performance benchmark comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	45

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates – The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as any of the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different services provided as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchanged traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates – The Board reviewed any ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as any payment of revenue to BTC, the Funds’ securities lending agent, for loaning any portfolio securities, and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Funds and their shareholders to approve the continuance of the Advisory Contract for the coming year.

46	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Bond Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
iBoxx $ High Yield Corporate	$3.37953	$–	$0.03972	$3.41925	99%	–%	1%	100%
iBoxx $ Investment Grade Corporate	2.54115	–	0.01971	2.56086	99	–	1	100

SUPPLEMENTAL INFORMATION	47

Notes:

48	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	49

Notes:

50	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (“SEI”). BlackRock Fund Advisors (“BFA”) serves as the investment advisor to the Funds. BFA is a subsidiary of BlackRock Institutional Trust Company, N.A., neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by iBoxx®, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2011 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

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iS-SAR-24-0811

August 31, 2011

2011 Semi-Annual Report

iShares Trust

iShares Barclays Aggregate Bond Fund  |  AGG  |  NYSE Arca

iShares Barclays TIPS Bond Fund  |  TIP  |  NYSE Arca

Fund Performance Overview

iSHARES® BARCLAYS AGGREGATE BOND FUND

Performance as of August 31, 2011

			Average Annual Total Returns

Year Ended 8/31/11			Five Years Ended 8/31/11			Inception to 8/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
4.33%	4.20%	4.62%	6.36%	6.31%	6.56%	5.21%	5.23%	5.45%

Cumulative Total Returns

Year Ended 8/31/11			Five Years Ended 8/31/11			Inception to 8/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
4.33%	4.20%	4.62%	36.09%	35.81%	37.38%	49.76%	49.91%	52.44%

Total returns for the period since inception are calculated from the inception date of the Fund (9/22/03). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/26/03), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

The iShares Barclays Aggregate Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Aggregate Bond Index (the “Index”). The Index measures the performance of the total U.S. investment grade bond market. The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2011, the total return for the Fund was 5.31%, net of fees, while the total return for the Index was 5.49%.

PORTFOLIO ALLOCATION As of 8/31/11
Sector/Investment Type	Percentage of Net Assets
Mortgage-Backed Securities	34.91%

U.S. Government Obligations	33.91

Financial	8.30

U.S. Government Agency Obligations	5.57

Consumer Non-Cyclical	3.06

Communications	2.49

Energy	2.22

Utilities	1.72

Foreign Government Obligations	1.48

Multi-National	1.28

Industrial	1.18

Basic Materials	0.97

Consumer Cyclical	0.85

Municipal Debt Obligations	0.83

Technology	0.67

Short-Term and Other Net Assets	0.56

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/11
Security	Percentage of Net Assets
U.S. Treasury Notes, 4.75%, 05/15/14	3.86%

U.S. Treasury Bonds, 7.50%, 11/15/16	2.68

U.S. Treasury Notes, 3.63%, 02/15/20	2.56

U.S. Treasury Notes, 3.13%, 08/31/13	2.41

U.S. Treasury Notes, 8.13%, 08/15/19	2.12

U.S. Treasury Notes, 3.38%, 07/31/13	1.97

Federal Home Loan Mortgage Corp.,
4.50%, 01/15/13	1.92

U.S. Treasury Bonds, 7.63%, 02/15/25	1.58

U.S. Treasury Notes, 1.75%, 08/15/12	1.45

U.S. Treasury Bonds, 4.63%, 02/15/40	1.40

TOTAL	21.95%

6	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® BARCLAYS TIPS BOND FUND

Performance as of August 31, 2011

			Average Annual Total Returns

Year Ended 8/31/11			Five Years Ended 8/31/11			Inception to 8/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
10.59%	10.46%	10.80%	7.05%	7.00%	7.19%	6.23%	6.20%	6.40%

Cumulative Total Returns

Year Ended 8/31/11			Five Years Ended 8/31/11			Inception to 8/31/11
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
10.59%	10.46%	10.80%	40.57%	40.24%	41.50%	59.65%	59.39%	61.59%

Total returns for the period since inception are calculated from the inception date of the Fund (12/4/03). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/5/03), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Barclays TIPS Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (the “Index”). The Index measures the performance of the inflation-protected public obligations of the U.S. Treasury. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2011, the total return for the Fund was 9.61%, net of fees, while the total return for the Index was 9.69%.

PORTFOLIO ALLOCATION As of 8/31/11
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	99.66%

Short-Term and Other Net Assets	0.34

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 8/31/11
Security	Percentage of Net Assets
U.S. Treasury Inflation-Indexed Bonds,
1.13%, 01/15/21	5.36%

U.S. Treasury Inflation-Indexed Bonds,
2.38%, 01/15/25	4.90

U.S. Treasury Inflation-Indexed Bonds,
3.88%, 04/15/29	4.83

U.S. Treasury Inflation-Indexed Bonds,
1.88%, 07/15/13	4.49

U.S. Treasury Inflation-Indexed Bonds,
3.63%, 04/15/28	4.38

TOTAL	23.96%

FUND PERFORMANCE OVERVIEWS	7

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2011 to August 31, 2011.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Bond Fund	Beginning Account Value (3/1/11)	Ending Account Value (8/31/11)	Annualized Expense Ratio	Expenses Paid During Period[a] (3/1/11 to 8/31/11)
Barclays Aggregate
Actual	$1,000.00	$1,053.10	0.20%	$1.03
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02
Barclays TIPS
Actual	1,000.00	1,096.10	0.20	1.06
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

8	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2011

Security	Principal	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – 2.30%

MORTGAGE-BACKED SECURITIES – 2.30%
Banc of America Merrill Lynch Commercial Mortgage Inc.
Series 2006-6 Class A3
5.37%, 10/10/45	$14,250,000	$14,882,328
Banc of America Merrill Lynch Commercial Mortgage Inc.
Series 2006-6 Class AM
5.39%, 10/10/45	10,000,000	8,851,702
Banc of America Merrill Lynch Commercial Mortgage Inc.
Series 2007-2 Class A4
5.82%, 04/10/49[a]	9,950,000	10,482,521
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 Class A4
5.41%, 12/11/40[a]	17,000,000	18,509,142
Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9 Class AAB
4.80%, 09/11/42	8,201,647	8,573,957
Bear Stearns Commercial Mortgage Securities
Series 2006-PW13 Class A4
5.54%, 09/11/41	12,000,000	12,900,492
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD Class A4
5.32%, 12/11/49	18,000,000	18,744,078
Credit Suisse Mortgage Capital Certificates
Series 2006-C4 Class A3
5.47%, 09/15/39	15,000,000	15,723,174
GE Capital Commercial Mortgage Corp.
Series 2005-C1 Class A3
4.58%, 06/10/48	10,900,000	11,267,118
GS Mortgage Securities Corp. II
Series 2007-GG10 Class A4
6.00%, 08/10/45[a]	57,000,000	60,132,516

Security	Principal	Value
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP4 Class AM
5.00%, 10/15/42[a]	$10,000,000	$10,080,319
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2007-CB20 Class A4
5.79%, 02/12/51[a]	10,000,000	10,567,216
LB-UBS Commercial Mortgage Trust
Series 2004-C1 Class A4
4.57%, 01/15/31	18,000,000	18,974,588
LB-UBS Commercial Mortgage Trust
Series 2004-C4 Class A4
5.50%, 06/15/29[a]	17,000,000	18,338,224
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3 Class AJ
5.49%, 07/12/46[a]	4,000,000	3,056,211
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4 Class AM
5.20%, 12/12/49[a]	11,408,019	9,978,565
Morgan Stanley Capital I
Series 2005-HQ6 Class A4A
4.99%, 08/13/42	18,597,000	20,203,144
Wells Fargo Bank/Wachovia Bank Commercial Mortgage Trust
Series 2004-C11 Class A5
5.22%, 01/15/41[a]	15,000,000	16,161,552
Wells Fargo Bank/Wachovia Bank Commercial Mortgage Trust
Series 2006-C23 Class AJ
5.52%, 01/15/45[a]	5,000,000	4,032,077

		291,458,924

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost: $256,203,683)		291,458,924

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2011

Security	Principal	Value
CORPORATE BONDS & NOTES – 22.74%

ADVERTISING – 0.01%
Interpublic Group of Companies Inc. (The)
10.00%, 07/15/17	$1,200,000	$1,383,000

		1,383,000

AEROSPACE & DEFENSE – 0.17%
General Dynamics Corp.
1.38%, 01/15/15[b]	1,000,000	1,013,653
2.25%, 07/15/16[b]	300,000	309,776
3.88%, 07/15/21	1,400,000	1,495,322
L-3 Communications Corp.
4.75%, 07/15/20	1,100,000	1,130,424
4.95%, 02/15/21	300,000	311,001
Lockheed Martin Corp.
6.15%, 09/01/36	2,410,000	2,775,600
Northrop Grumman Corp.
1.85%, 11/15/15[b]	350,000	349,957
3.50%, 03/15/21	2,000,000	2,004,829
Raytheon Co.
6.40%, 12/15/18	4,299,000	5,196,155
United Technologies Corp.
4.50%, 04/15/20	750,000	830,688
4.88%, 05/01/15	1,100,000	1,246,571
6.13%, 02/01/19	2,022,000	2,466,378
6.13%, 07/15/38	2,022,000	2,486,615

		21,616,969

AGRICULTURE – 0.37%
Altria Group Inc.
4.75%, 05/05/21	3,450,000	3,552,383
9.70%, 11/10/18	11,444,000	15,172,324
Archer-Daniels-Midland Co.
4.48%, 03/01/21[b]	1,750,000	1,944,242
5.77%, 03/01/41	1,500,000	1,734,351
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	1,150,000	1,205,647
Lorillard Tobacco Co.
3.50%, 08/04/16	450,000	450,947
6.88%, 05/01/20[b]	600,000	661,866
7.00%, 08/04/41	550,000	558,812
Philip Morris International Inc.
2.50%, 05/16/16	1,500,000	1,543,560

Security	Principal	Value
4.13%, 05/17/21	$2,500,000	$2,644,507
5.65%, 05/16/18	1,726,000	2,034,125
6.88%, 03/17/14	3,800,000	4,322,088
Reynolds American Inc.
6.75%, 06/15/17[b]	9,618,000	11,296,037

		47,120,889

AIRLINES – 0.02%
American Airlines Inc. 2011-1 Pass Through Trust Class A
5.25%, 01/31/21[b]	449,335	406,648
Continental Airlines Inc. 2010-1 Pass Through Trust Class A
4.75%, 01/12/21[b]	1,150,000	1,086,750
Delta Air Lines Inc. 2010-2A Pass Through Trust Class A
4.95%, 05/23/19[b]	936,394	908,302

		2,401,700

APPAREL – 0.00%
VF Corp.
3.50%, 09/01/21	400,000	403,365

		403,365

AUTO MANUFACTURERS – 0.16%
Daimler Finance North America LLC
7.30%, 01/15/12	20,042,000	20,506,293

		20,506,293

AUTO PARTS & EQUIPMENT – 0.04%
BorgWarner Inc.
4.63%, 09/15/20	2,500,000	2,633,037
Johnson Controls Inc.
4.25%, 03/01/21	1,900,000	1,979,983
5.70%, 03/01/41	600,000	642,871

		5,255,891

BANKS – 5.14%
Abbey National Treasury Services PLC
4.00%, 04/27/16	8,500,000	8,031,185
BAC Capital Trust XI
6.63%, 05/23/36	2,000,000	1,740,000
Bank of America Corp.
3.75%, 07/12/16	8,500,000	8,405,583
4.88%, 01/15/13	9,042,000	9,182,770

10	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2011

Security	Principal	Value
5.63%, 07/01/20	$9,500,000	$9,634,543
6.50%, 08/01/16	4,250,000	4,571,970
Bank of America Corp.
Series L (FDIC Guaranteed)
3.13%, 06/15/12	51,741,000	52,881,734
Bank of America N.A.
6.00%, 10/15/36	8,601,000	7,998,617
Bank of Montreal
1.75%, 04/29/14[b]	750,000	763,491
Bank of New York Mellon Corp. (The)
2.30%, 07/28/16	1,250,000	1,270,211
4.30%, 05/15/14[b]	3,344,000	3,631,944
4.60%, 01/15/20	4,120,000	4,518,381
4.95%, 11/01/12	400,000	420,206
Bank of Nova Scotia
2.05%, 10/07/15	500,000	504,861
2.90%, 03/29/16[b]	6,250,000	6,521,955
3.40%, 01/22/15	2,250,000	2,379,123
4.38%, 01/13/21	1,000,000	1,063,582
Barclays Bank PLC
5.13%, 01/08/20	10,035,000	10,004,056
5.20%, 07/10/14[b]	5,085,000	5,323,263
BB&T Corp.
5.20%, 12/23/15	3,011,000	3,314,932
5.25%, 11/01/19[b]	1,200,000	1,306,184
6.85%, 04/30/19[b]	1,824,000	2,208,326
BBVA U.S. Senior SA Unipersonal
3.25%, 05/16/14	900,000	870,186
BNP Paribas SA
3.60%, 02/23/16[b]	5,000,000	4,978,943
5.00%, 01/15/21[b]	4,000,000	4,083,846
Canadian Imperial Bank of Commerce
2.35%, 12/11/15	1,500,000	1,530,519
Capital One Financial Corp.
4.75%, 07/15/21	1,000,000	1,002,309
6.15%, 09/01/16	10,992,000	11,820,061
Citigroup Inc.
3.95%, 06/15/16	2,750,000	2,804,039
4.59%, 12/15/15	3,000,000	3,122,279
4.75%, 05/19/15	3,250,000	3,384,196

Security	Principal	Value
5.38%, 08/09/20[b]	$4,750,000	$5,027,909
5.50%, 02/15/17	5,000,000	5,141,305
5.63%, 08/27/12	500,000	510,248
6.38%, 08/12/14	10,000,000	10,852,989
8.13%, 07/15/39	14,614,000	17,494,957
Comerica Inc.
3.00%, 09/16/15	400,000	410,702
Credit Suisse New York
2.20%, 01/14/14	1,000,000	999,703
5.40%, 01/14/20	500,000	497,642
Deutsche Bank AG London
6.00%, 09/01/17[b]	10,407,000	11,653,071
Export-Import Bank of Korea (The)
8.13%, 01/21/14	7,240,000	8,215,508
Fifth Third Bancorp
3.63%, 01/25/16	3,250,000	3,292,486
8.25%, 03/01/38	1,000,000	1,140,097
First Horizon National Corp.
5.38%, 12/15/15	250,000	267,447
Goldman Sachs Group Inc. (The)
3.63%, 02/07/16[b]	3,950,000	3,937,472
5.00%, 10/01/14	34,437,000	36,126,145
5.25%, 10/15/13	200,000	209,188
5.38%, 03/15/20	2,010,000	2,031,207
6.00%, 06/15/20	6,100,000	6,431,442
6.15%, 04/01/18	250,000	263,512
6.75%, 10/01/37	9,618,000	9,033,402
HSBC Bank (USA) N.A.
4.88%, 08/24/20	2,500,000	2,456,330
HSBC Holdings PLC
5.10%, 04/05/21[b]	850,000	898,176
6.50%, 09/15/37	3,000,000	2,900,483
JPMorgan Chase & Co.
3.15%, 07/05/16	350,000	357,373
4.25%, 10/15/20	4,800,000	4,846,889
5.50%, 10/15/40[b]	2,000,000	2,037,194
5.75%, 01/02/13	18,142,000	19,083,901
6.30%, 04/23/19	15,000,000	17,230,886
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	200,000	221,940
KeyCorp
6.50%, 05/14/13	5,670,000	6,038,550

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2011

Security	Principal	Value
KfW
3.25%, 10/14/11	$57,686,000	$57,864,250
4.88%, 06/17/19	5,520,000	6,620,516
KfW
Series G
4.38%, 03/15/18	5,215,000	6,035,459
Landwirtschaftliche Rentenbank
Series G
5.00%, 11/08/16	19,232,000	22,610,949
Lloyds TSB Bank PLC
4.88%, 01/21/16[b]	2,000,000	1,986,056
6.38%, 01/21/21[b]	2,000,000	2,050,210
Morgan Stanley
3.80%, 04/29/16	3,500,000	3,433,480
4.10%, 01/26/15	8,500,000	8,432,433
5.30%, 03/01/13[b]	25,311,000	26,272,908
5.50%, 07/24/20	2,000,000	1,997,107
5.75%, 01/25/21	9,950,000	10,115,527
6.25%, 08/09/26	551,000	560,489
6.63%, 04/01/18	5,234,000	5,639,002
7.30%, 05/13/19	3,615,000	4,013,820
Northern Trust Corp.
3.38%, 08/23/21	950,000	950,399
3.45%, 11/04/20	200,000	203,624
Oesterreichische Kontrollbank AG
1.38%, 01/21/14[b]	1,500,000	1,528,028
1.88%, 03/21/12	5,020,000	5,060,873
PNC Funding Corp.
5.25%, 11/15/15[c]	9,135,000	10,149,818
5.40%, 06/10/14[c]	998,000	1,103,022
6.70%, 06/10/19[c]	998,000	1,200,870
Rabobank Nederland
4.50%, 01/11/21	3,250,000	3,488,619
5.25%, 05/24/41	2,100,000	2,223,647
Royal Bank of Canada
1.13%, 01/15/14	1,800,000	1,811,069
1.92%, 07/30/15	400,000	407,848
2.30%, 07/20/16[b]	2,250,000	2,275,714
Royal Bank of Scotland Group PLC
3.25%, 01/11/14[b]	750,000	741,371
4.38%, 03/16/16[b]	3,000,000	2,936,170

Security	Principal	Value
5.00%, 10/01/14	$1,757,000	$1,693,201
5.63%, 08/24/20	5,000,000	4,984,291
6.40%, 10/21/19	2,100,000	2,058,182
State Street Corp.
2.88%, 03/07/16	1,300,000	1,351,588
4.38%, 03/07/21	600,000	646,213
4.96%, 03/15/18	800,000	859,836
SunTrust Bank
6.00%, 09/11/17	2,298,000	2,614,064
7.25%, 03/15/18	1,000,000	1,171,554
Toronto-Dominion Bank (The)
1.38%, 07/14/14	400,000	404,658
2.50%, 07/14/16	1,100,000	1,125,243
U.S. Bancorp
4.13%, 05/24/21	1,000,000	1,066,436
UBS AG Stamford
5.88%, 12/20/17	13,234,000	13,996,763
US Bank N.A.
4.95%, 10/30/14[b]	8,972,000	9,950,529
Wachovia Bank N.A./Wells Fargo & Co.
6.60%, 01/15/38	3,000,000	3,469,006
Wachovia Corp./Wells Fargo & Co.
5.25%, 08/01/14[b]	16,372,000	17,672,492
Wells Fargo & Co.
4.60%, 04/01/21	3,000,000	3,223,639
5.00%, 11/15/14[b]	19,542,000	20,967,044
5.63%, 12/11/17	1,750,000	2,016,099
Wells Fargo Capital XIII
Series G
7.70%, 03/26/13[a,b]	2,750,000	2,750,000
Westpac Banking Corp.
3.00%, 08/04/15	2,000,000	2,040,695
3.00%, 12/09/15[b]	5,600,000	5,702,910

		650,359,170

BEVERAGES – 0.57%
Anheuser-Busch Companies Inc.
5.50%, 01/15/18[b]	200,000	234,236
Anheuser-Busch InBev Worldwide Inc.
2.88%, 02/15/16[b]	2,000,000	2,108,987
3.00%, 10/15/12	1,000,000	1,023,982

12	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2011

Security	Principal	Value
4.13%, 01/15/15	$1,214,000	$1,325,402
4.38%, 02/15/21	2,475,000	2,727,636
5.38%, 01/15/20	4,015,000	4,680,666
7.75%, 01/15/19	7,500,000	9,846,000
8.00%, 11/15/39	2,000,000	2,834,105
8.20%, 01/15/39	750,000	1,087,661
Coca-Cola Co. (The)
1.50%, 11/15/15[b]	3,500,000	3,542,521
1.80%, 09/01/16[d]	400,000	402,620
3.15%, 11/15/20	6,950,000	7,078,074
3.30%, 09/01/21[d]	850,000	877,820
Coca-Cola Enterprises Inc.
1.13%, 11/12/13	450,000	451,435
4.50%, 09/01/21	1,284,000	1,389,309
Diageo Finance BV
5.30%, 10/28/15[b]	12,657,000	14,367,975
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	1,000,000	1,039,499
Pepsi Bottling Group Inc.
Series B
7.00%, 03/01/29	6,731,000	8,878,368
PepsiCo Inc.
0.80%, 08/25/14	900,000	898,348
2.50%, 05/10/16	1,400,000	1,446,902
3.00%, 08/25/21	2,000,000	2,005,168
7.90%, 11/01/18	3,210,000	4,273,580

		72,520,294

BIOTECHNOLOGY – 0.11%
Amgen Inc.
2.30%, 06/15/16	550,000	561,727
3.45%, 10/01/20	250,000	251,550
5.65%, 06/15/42	3,900,000	4,281,258
5.70%, 02/01/19	5,080,000	5,960,060
Celgene Corp.
3.95%, 10/15/20	1,200,000	1,235,207
Gilead Sciences Inc.
4.50%, 04/01/21	1,200,000	1,284,845
Life Technologies Corp.
5.00%, 01/15/21	650,000	673,593

		14,248,240

Security	Principal	Value

BUILDING MATERIALS – 0.06%
CRH America Inc.
6.00%, 09/30/16	$6,618,000	$7,235,872
Martin Marietta Materials Inc.
6.60%, 04/15/18	233,000	261,873

		7,497,745

CHEMICALS – 0.34%
Air Products & Chemicals Inc.
2.00%, 08/02/16	1,500,000	1,524,504
Albemarle Corp.
4.50%, 12/15/20	800,000	845,375
Dow Chemical Co. (The)
4.25%, 11/15/20[b]	790,000	809,949
5.90%, 02/15/15	1,000,000	1,120,587
8.55%, 05/15/19	9,355,000	12,210,846
E.I. du Pont de Nemours and Co.
5.25%, 12/15/16[b]	9,618,000	11,177,651
Eastman Chemical Co.
3.00%, 12/15/15	1,000,000	1,036,595
Monsanto Co.
5.88%, 04/15/38	100,000	119,930
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	850,000	884,015
4.88%, 03/30/20[b]	2,500,000	2,798,055
PPG Industries Inc.
1.90%, 01/15/16	1,500,000	1,490,451
3.60%, 11/15/20	1,500,000	1,515,208
Praxair Inc.
3.00%, 09/01/21	250,000	247,932
4.05%, 03/15/21	4,200,000	4,538,105
RPM International Inc.
6.50%, 02/15/18[b]	1,500,000	1,655,831
Sigma-Aldrich Corp.
3.38%, 11/01/20[b]	550,000	556,708

		42,531,742

COMMERCIAL SERVICES – 0.04%
Cornell University
4.35%, 02/01/14	1,000,000	1,084,481
President and Fellows of Harvard College
4.88%, 10/15/40	500,000	532,563

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2011

Security	Principal	Value
Western Union Co. (The)
3.65%, 08/22/18	$2,500,000	$2,513,893
Yale University
2.90%, 10/15/14	1,000,000	1,063,267

		5,194,204

COMPUTERS – 0.33%
Dell Inc.
1.40%, 09/10/13[b]	500,000	504,524
2.30%, 09/10/15	500,000	509,610
5.88%, 06/15/19[b]	3,010,000	3,455,928
Hewlett-Packard Co.
4.25%, 02/24/12	4,851,000	4,932,055
4.30%, 06/01/21[b]	800,000	817,883
6.13%, 03/01/14	7,030,000	7,795,109
International Business Machines Corp.
5.70%, 09/14/17	19,232,000	22,953,888
Lexmark International Inc.
6.65%, 06/01/18[b]	1,000,000	1,100,000

		42,068,997

COSMETICS & PERSONAL CARE – 0.09%
Colgate-Palmolive Co.
2.95%, 11/01/20	1,600,000	1,642,756
Procter & Gamble Co. (The)
5.55%, 03/05/37	8,743,000	10,182,504

		11,825,260

DIVERSIFIED FINANCIAL SERVICES – 1.90%
Alterra Finance LLC
6.25%, 09/30/20	900,000	956,288
American Express Co.
4.88%, 07/15/13[b]	11,807,000	12,472,727
6.80%, 09/01/16[a,b]	5,547,000	5,463,795
7.00%, 03/19/18	5,000,000	5,961,499
American Express Credit Corp.
Series D
5.13%, 08/25/14	100,000	108,665
AngloGold Ashanti Holdings PLC
5.38%, 04/15/20	1,100,000	1,104,075
Bear Stearns Companies Inc. (The)/JPMorgan Chase & Co.
6.95%, 08/10/12	8,654,000	9,143,964
7.25%, 02/01/18	7,695,000	9,112,062

Security	Principal	Value
Boeing Capital Corp.
5.80%, 01/15/13	$16,292,000	$17,448,410
Caterpillar Financial Services Corp.
2.05%, 08/01/16	2,000,000	2,013,745
6.13%, 02/17/14	5,215,000	5,837,019
7.15%, 02/15/19	5,505,000	6,991,515
Credit Suisse (USA) Inc.
7.13%, 07/15/32[b]	14,767,000	17,779,823
General Electric Capital Corp.
2.95%, 05/09/16[b]	6,250,000	6,290,021
4.63%, 01/07/21	4,000,000	4,139,556
4.88%, 03/04/15[b]	200,000	216,891
5.25%, 10/19/12	2,000,000	2,097,909
5.88%, 02/15/12[b]	11,432,000	11,698,228
5.88%, 01/14/38	4,500,000	4,561,725
6.75%, 03/15/32	9,042,000	10,097,058
HSBC Finance Corp.
6.38%, 11/27/12	18,627,000	19,572,037
6.68%, 01/15/21[d]	8,862,000	8,624,727
Jefferies Group Inc.
6.88%, 04/15/21	2,500,000	2,692,032
7.75%, 03/15/12[b]	2,510,000	2,588,616
John Deere Capital Corp.
3.90%, 07/12/21	1,500,000	1,598,649
7.00%, 03/15/12	9,242,000	9,550,332
JPMorgan Chase Capital XXV
6.80%, 10/01/37	7,410,000	7,391,475
Merrill Lynch & Co. Inc.
5.00%, 01/15/15	24,960,000	24,994,763
5.45%, 02/05/13	500,000	508,572
6.88%, 04/25/18	9,618,000	10,197,183
NASDAQ OMX Group Inc. (The)
4.00%, 01/15/15	1,000,000	1,004,579
5.25%, 01/16/18	333,000	342,602
Nomura Holdings Inc.
6.70%, 03/04/20	3,000,000	3,323,636
ORIX Corp.
5.00%, 01/12/16	1,750,000	1,840,627
Raymond James Financial Inc.
4.25%, 04/15/16	200,000	204,603
SLM Corp.
5.38%, 05/15/14	10,577,000	10,471,230

14	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2011

Security	Principal	Value
Toyota Motor Credit Corp.
4.25%, 01/11/21	$2,500,000	$2,681,528

		241,082,166

ELECTRIC – 1.64%
Alabama Power Co.
Series 11-C
5.20%, 06/01/41	1,500,000	1,626,356
Ameren Illinois Co.
6.13%, 11/15/17	600,000	703,458
Appalachian Power Co.
7.95%, 01/15/20[b]	5,104,000	6,644,661
Arizona Public Service Co.
5.05%, 09/01/41	1,450,000	1,412,275
Carolina Power & Light Co.
5.30%, 01/15/19	1,325,000	1,547,114
Consolidated Edison Co. of New York Inc.
7.13%, 12/01/18	3,052,000	3,884,925
Constellation Energy Group Inc.
4.55%, 06/15/15	9,657,000	10,403,363
Detroit Edison Co. (The)
3.90%, 06/01/21	1,300,000	1,379,007
Dominion Resources Inc.
5.15%, 07/15/15	22,333,000	25,205,683
Duke Capital LLC
6.25%, 02/15/13	21,282,000	22,668,832
Duke Energy Carolinas LLC
3.90%, 06/15/21[b]	1,200,000	1,267,981
Duke Energy Corp.
3.55%, 09/15/21	700,000	695,894
Duke Energy Indiana Inc.
6.45%, 04/01/39	3,300,000	3,998,997
Duke Energy Ohio Inc.
5.45%, 04/01/19	5,726,000	6,662,647
Edison International
3.75%, 09/15/17	1,100,000	1,141,599
Entergy Arkansas Inc.
3.75%, 02/15/21	3,400,000	3,394,608
Exelon Generation Co. LLC
5.35%, 01/15/14	12,668,000	13,657,620
FirstEnergy Corp.
7.38%, 11/15/31	7,051,000	8,247,607

Security	Principal	Value
Florida Power & Light Co.
5.25%, 02/01/41	$700,000	$776,256
5.95%, 02/01/38	4,104,000	4,965,657
Florida Power Corp.
3.10%, 08/15/21	500,000	501,279
6.40%, 06/15/38	1,000,000	1,262,348
FPL Group Capital Inc.
7.88%, 12/15/15	500,000	605,163
Georgia Power Co.
5.40%, 06/01/40[b]	1,100,000	1,216,480
Great Plains Energy Inc.
4.85%, 06/01/21	200,000	210,790
Hydro-Quebec
2.00%, 06/30/16	1,250,000	1,283,762
Integrys Energy Group Inc.
4.17%, 11/01/20	850,000	869,489
Kentucky Utilities Co.
1.63%, 11/01/15	200,000	201,387
3.25%, 11/01/20[b]	250,000	252,568
5.13%, 11/01/40	500,000	544,222
LG&E and KU Energy LLC
2.13%, 11/15/15	1,000,000	996,879
3.75%, 11/15/20	1,100,000	1,094,031
Louisville Gas & Electric Co.
1.63%, 11/15/15[b]	250,000	251,749
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	15,431,000	17,461,998
Nevada Power Co.
5.45%, 05/15/41	1,850,000	2,047,778
Nisource Finance Corp.
5.45%, 09/15/20	500,000	547,781
Oglethorpe Power Corp.
5.38%, 11/01/40	800,000	842,875
Oklahoma Gas & Electric Co.
5.25%, 05/15/41	1,600,000	1,707,305
Oncor Electric Delivery Co.
7.00%, 09/01/22	8,168,000	10,273,310
Pacific Gas & Electric Co.
6.05%, 03/01/34	14,218,000	16,490,815
Portland General Electric Co.
6.10%, 04/15/19	1,200,000	1,459,043

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2011

Security	Principal	Value
PPL Electric Utilities Corp.
3.00%, 09/15/21	$750,000	$738,465
5.20%, 07/15/41	300,000	327,892
Progress Energy Inc.
4.40%, 01/15/21[b]	3,200,000	3,423,057
Public Service Co. of Colorado
4.75%, 08/15/41	200,000	209,103
5.13%, 06/01/19[b]	6,600,000	7,577,908
Public Service Co. of Oklahoma
4.40%, 02/01/21	1,200,000	1,274,102
SCANA Corp.
6.25%, 04/01/20	3,300,000	3,842,653
Scottish Power Ltd.
5.38%, 03/15/15[b]	300,000	317,513
Southern California Edison Co.
6.05%, 03/15/39	3,052,000	3,754,157
Southern Power Co.
4.88%, 07/15/15	4,915,000	5,419,044
UIL Holdings Corp.
4.63%, 10/01/20	800,000	809,151

		208,098,637

ELECTRICAL COMPONENTS & EQUIPMENT – 0.04%
Emerson Electric Co.
4.25%, 11/15/20[b]	4,450,000	4,905,705

		4,905,705

ELECTRONICS – 0.05%
Agilent Technologies Inc.
5.50%, 09/14/15[b]	1,000,000	1,114,372
Arrow Electronics Inc.
5.13%, 03/01/21	1,300,000	1,300,492
Thermo Fisher Scientific Inc.
3.20%, 03/01/16	2,600,000	2,748,260
4.50%, 03/01/21	600,000	650,667

		5,813,791

ENTERTAINMENT – 0.01%
International Game Technology
7.50%, 06/15/19	1,000,000	1,186,512

		1,186,512

ENVIRONMENTAL CONTROL – 0.12%
Republic Services Inc.
4.75%, 05/15/23	6,500,000	6,939,233
5.50%, 09/15/19	500,000	563,195

Security	Principal	Value
Waste Management Inc.
7.38%, 03/11/19	$6,230,000	$7,829,540

		15,331,968

FOOD – 0.46%
Campbell Soup Co.
4.25%, 04/15/21[b]	2,000,000	2,135,072
Corn Products International Inc.
4.63%, 11/01/20	1,000,000	1,034,323
General Mills Inc.
5.40%, 06/15/40	1,100,000	1,198,230
5.65%, 02/15/19	4,520,000	5,341,331
Hershey Co. (The)
4.13%, 12/01/20	800,000	864,143
Kellogg Co.
3.25%, 05/21/18	1,300,000	1,355,104
4.00%, 12/15/20	750,000	784,343
4.45%, 05/30/16	40,000	44,507
Kraft Foods Inc.
6.50%, 08/11/17	21,108,000	25,353,516
Kroger Co. (The)
5.40%, 07/15/40[b]	2,500,000	2,565,625
5.50%, 02/01/13	9,618,000	10,211,469
McCormick & Co. Inc.
3.90%, 07/15/21	1,300,000	1,351,865
Sara Lee Corp.
2.75%, 09/15/15[b]	1,000,000	1,021,032
Unilever Capital Corp.
4.25%, 02/10/21	750,000	831,790
5.90%, 11/15/32[b]	3,820,000	4,650,883

		58,743,233

FOREST PRODUCTS & PAPER – 0.04%
International Paper Co.
7.95%, 06/15/18	4,520,000	5,359,176
Plum Creek Timberlands LP
4.70%, 03/15/21[b]	300,000	305,307

		5,664,483

GAS – 0.07%
AGL Capital Corp.
5.88%, 03/15/41	1,300,000	1,437,463
Atmos Energy Corp.
5.50%, 06/15/41	975,000	1,062,427

16	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2011

Security	Principal	Value
Questar Corp.
2.75%, 02/01/16	$150,000	$153,754
Sempra Energy
2.00%, 03/15/14	1,000,000	1,014,600
6.50%, 06/01/16[b]	2,452,000	2,906,378
Southern California Gas Co.
5.13%, 11/15/40	2,500,000	2,742,667

		9,317,289

HAND & MACHINE TOOLS – 0.02%
Snap-On Inc.
4.25%, 01/15/18	450,000	485,919
Stanley Black & Decker Inc.
5.20%, 09/01/40	2,200,000	2,276,430

		2,762,349

HEALTH CARE – PRODUCTS – 0.17%
Becton, Dickinson and Co.
3.25%, 11/12/20[b]	700,000	708,330
5.00%, 11/12/40[b]	500,000	531,712
Boston Scientific Corp.
6.00%, 01/15/20	2,500,000	2,773,779
Covidien International Finance SA
6.00%, 10/15/17	1,826,000	2,215,209
CR Bard Inc.
2.88%, 01/15/16	400,000	419,671
Hospira Inc.
5.60%, 09/15/40	150,000	153,868
Johnson & Johnson
2.15%, 05/15/16[b]	1,000,000	1,038,544
3.55%, 05/15/21[b]	1,300,000	1,397,220
5.55%, 08/15/17	800,000	966,048
5.95%, 08/15/37	3,950,000	4,875,846
Medtronic Inc.
3.00%, 03/15/15	1,100,000	1,164,362
4.13%, 03/15/21[b]	2,800,000	3,042,659
St. Jude Medical Inc.
2.50%, 01/15/16	1,000,000	1,033,444
3.75%, 07/15/14	1,400,000	1,499,969

		21,820,661

HEALTH CARE – SERVICES – 0.31%
Aetna Inc.
3.95%, 09/01/20	500,000	512,581

Security	Principal	Value
4.13%, 06/01/21	$1,300,000	$1,353,464
6.63%, 06/15/36	2,026,000	2,418,290
CIGNA Corp.
4.38%, 12/15/20	1,250,000	1,313,756
4.50%, 03/15/21	1,100,000	1,163,828
Coventry Health Care Inc.
5.45%, 06/15/21	550,000	585,576
Laboratory Corp. of America Holdings
4.63%, 11/15/20	1,600,000	1,731,381
5.50%, 02/01/13	850,000	900,587
Quest Diagnostics Inc.
4.70%, 04/01/21	3,750,000	4,075,404
UnitedHealth Group Inc.
4.88%, 03/15/15[b]	13,907,000	15,415,795
WellPoint Inc.
5.25%, 01/15/16	8,743,000	9,789,362

		39,260,024

HOME FURNISHINGS – 0.01%
Whirlpool Corp.
4.85%, 06/15/21[b]	1,250,000	1,257,652

		1,257,652

HOUSEHOLD PRODUCTS & WARES – 0.03%
Church & Dwight Co. Inc.
3.35%, 12/15/15	350,000	364,879
Clorox Co.
5.00%, 01/15/15[b]	1,226,000	1,303,932
Kimberly-Clark Corp.
3.88%, 03/01/21	250,000	266,476
5.30%, 03/01/41	1,000,000	1,091,428
Tupperware Brands Corp.
4.75%, 06/01/21[d]	1,200,000	1,221,500

		4,248,215

INSURANCE – 0.92%
ACE INA Holdings Inc.
2.60%, 11/23/15	100,000	101,189
5.70%, 02/15/17[b]	2,520,000	2,900,700
Aegon NV
4.75%, 06/01/13	1,200,000	1,250,152
Alleghany Corp.
5.63%, 09/15/20	500,000	523,606

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2011

Security	Principal	Value
Allied World Assurance Co. Holdings Ltd.
5.50%, 11/15/20[b]	$150,000	$150,309
Allstate Corp. (The)
5.55%, 05/09/35	9,618,000	9,715,449
American International Group Inc.
3.65%, 01/15/14	1,900,000	1,899,407
5.85%, 01/16/18	4,250,000	4,324,220
8.18%, 05/15/38[a]	3,000,000	2,925,000
8.25%, 08/15/18	5,104,000	5,712,168
AON Corp.
3.13%, 05/27/16	400,000	403,015
Aspen Insurance Holdings Ltd.
6.00%, 12/15/20[b]	500,000	519,053
Berkshire Hathaway Finance Corp.
4.00%, 04/15/12	5,060,000	5,170,106
Berkshire Hathaway Inc.
1.40%, 02/10/12	400,000	401,288
Chubb Corp. (The)
6.00%, 05/11/37	3,020,000	3,372,785
CNA Financial Corp.
5.75%, 08/15/21	150,000	154,932
Genworth Financial Inc.
5.75%, 06/15/14[b]	4,717,000	4,622,660
Hanover Insurance Group Inc. (The)
6.38%, 06/15/21	1,000,000	1,037,099
Hartford Financial Services Group Inc.
5.38%, 03/15/17[b]	3,020,000	3,117,924
Kemper Corp.
6.00%, 11/30/15	900,000	971,328
Lincoln National Corp.
4.85%, 06/24/21	200,000	195,862
7.00%, 06/15/40[b]	1,000,000	1,048,128
8.75%, 07/01/19	1,000,000	1,231,726
Manulife Financial Corp.
3.40%, 09/17/15	100,000	100,742
Markel Corp.
5.35%, 06/01/21	1,200,000	1,225,505

Security	Principal	Value
Marsh & McLennan Companies Inc.
5.75%, 09/15/15	$13,082,000	$14,518,078
MetLife Inc.
5.00%, 06/15/15	23,167,000	25,288,891
Principal Financial Group Inc.
6.05%, 10/15/36	2,005,000	2,024,920
8.88%, 05/15/19	1,224,000	1,572,079
Progressive Corp. (The)
3.75%, 08/23/21[b]	350,000	352,321
6.70%, 06/15/17[a]	1,605,000	1,588,950
Prudential Financial Inc.
3.00%, 05/12/16[b]	650,000	648,492
5.10%, 09/20/14	4,803,000	5,195,379
5.63%, 05/12/41	1,000,000	958,546
6.20%, 11/15/40	1,000,000	1,038,225
Prudential Financial Inc. Series D
6.00%, 12/01/17	3,052,000	3,394,810
Reinsurance Group of America Inc.
5.00%, 06/01/21[b]	1,400,000	1,463,662
Travelers Companies Inc. (The)
3.90%, 11/01/20[b]	2,250,000	2,272,417
5.35%, 11/01/40	1,000,000	1,003,972
Willis Group Holdings PLC
5.75%, 03/15/21	1,150,000	1,199,708
WR Berkley Corp.
5.38%, 09/15/20[b]	1,000,000	1,029,185

		116,623,988

INTERNET – 0.03%
eBay Inc.
0.88%, 10/15/13	150,000	150,086
1.63%, 10/15/15	400,000	401,147
3.25%, 10/15/20	400,000	394,702
Google Inc.
1.25%, 05/19/14[b]	800,000	813,719
2.13%, 05/19/16[b]	500,000	516,421
3.63%, 05/19/21[b]	950,000	1,004,631

		3,280,706

18	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2011

Security	Principal	Value
IRON & STEEL – 0.12%
ArcelorMittal SA
9.85%, 06/01/19	$10,625,000	$12,893,513
Cliffs Natural Resources Inc.
4.80%, 10/01/20	2,000,000	1,997,018

		14,890,531

MACHINERY – 0.03%
Caterpillar Inc.
3.90%, 05/27/21[b]	1,000,000	1,060,726
5.20%, 05/27/41	2,000,000	2,134,936

		3,195,662

MANUFACTURING – 0.45%
Cooper US Inc.
3.88%, 12/15/20	100,000	103,996
Danaher Corp.
1.30%, 06/23/14	150,000	152,238
2.30%, 06/23/16[b]	150,000	154,120
3.90%, 06/23/21[b]	1,700,000	1,803,892
Dover Corp.
4.30%, 03/01/21	1,000,000	1,096,376
5.38%, 03/01/41	900,000	992,971
GE Capital Trust I
6.38%, 11/15/17[a]	2,000,000	1,960,000
General Electric Co.
5.25%, 12/06/17	30,587,000	34,390,943
Harsco Corp.
2.70%, 10/15/15	700,000	719,210
Honeywell International Inc.
5.00%, 02/15/19	6,125,000	7,061,608
Illinois Tool Works Inc.
3.38%, 09/15/21[d]	1,300,000	1,328,377
4.88%, 09/15/41[d]	800,000	812,994
ITT Corp.
4.90%, 05/01/14	2,100,000	2,299,657
Pentair Inc.
5.00%, 05/15/21	500,000	532,816
Tyco International Ltd.
6.88%, 01/15/21	3,010,000	3,728,572

		57,137,770

Security	Principal	Value
MEDIA – 0.94%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	$17,492,000	$19,400,471
Comcast Corp.
6.45%, 03/15/37	9,618,000	10,620,034
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16[b]	1,000,000	1,044,362
5.00%, 03/01/21	1,000,000	1,076,761
5.20%, 03/15/20[b]	5,000,000	5,479,586
6.38%, 03/01/41	3,500,000	3,893,493
7.63%, 05/15/16	2,600,000	2,782,000
Discovery Communications LLC
4.38%, 06/15/21	1,800,000	1,873,417
5.05%, 06/01/20	1,100,000	1,212,679
NBCUniversal Media LLC
4.38%, 04/01/21	3,100,000	3,211,715
5.95%, 04/01/41	600,000	639,883
News America Inc.
6.20%, 12/15/34	11,207,000	11,712,179
6.90%, 03/01/19	1,100,000	1,284,007
Time Warner Cable Inc.
6.55%, 05/01/37	9,618,000	10,611,793
7.50%, 04/01/14	5,250,000	6,050,599
8.25%, 04/01/19	2,010,000	2,568,496
Time Warner Inc.
7.70%, 05/01/32	12,657,000	15,666,427
Viacom Inc.
3.50%, 04/01/17	3,000,000	3,099,513
4.50%, 03/01/21	2,700,000	2,823,235
7.88%, 07/30/30	5,743,000	7,121,346
Walt Disney Co. (The)
1.35%, 08/16/16	3,250,000	3,227,904
3.75%, 06/01/21	3,000,000	3,204,597

		118,604,497

MINING – 0.48%
Alcoa Inc.
5.40%, 04/15/21	2,000,000	2,004,355
6.15%, 08/15/20[b]	4,250,000	4,437,079
Barrick Gold Corp.
2.90%, 05/30/16[d]	1,000,000	1,028,966

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2011

Security	Principal	Value
Barrick North America Finance LLC
4.40%, 05/30/21[d]	$1,900,000	$1,996,803
5.70%, 05/30/41[b,d]	3,100,000	3,297,620
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	9,618,000	10,220,995
Freeport-McMoRan Copper & Gold Inc.
8.38%, 04/01/17	5,021,000	5,397,575
Newmont Mining Corp.
5.88%, 04/01/35	250,000	264,941
Rio Tinto Finance (USA) Ltd.
9.00%, 05/01/19	9,235,000	12,608,940
Southern Copper Corp.
6.75%, 04/16/40	2,000,000	2,112,270
Teck Resources Ltd.
10.25%, 05/15/16[b]	6,000,000	6,945,000
Vale Overseas Ltd.
6.88%, 11/21/36	8,618,000	9,820,959

		60,135,503

MULTI-NATIONAL – 1.28%
African Development Bank
3.00%, 05/27/14	5,020,000	5,354,458
Asian Development Bank
1.63%, 07/15/13	3,000,000	3,072,567
2.63%, 02/09/15	5,020,000	5,344,499
2.75%, 05/21/14[b]	7,383,000	7,820,842
Corporacion Andina de Fomento SA
3.75%, 01/15/16	3,000,000	3,078,738
European Investment Bank
1.63%, 09/01/15	250,000	256,621
2.13%, 07/15/16	6,000,000	6,260,897
2.50%, 05/16/16	9,100,000	9,652,870
2.88%, 09/15/20	2,000,000	2,075,807
3.13%, 06/04/14	5,500,000	5,877,650
4.63%, 05/15/14[b]	48,087,000	53,245,547
Inter-American Development Bank
4.38%, 09/20/12	18,764,000	19,558,303

Security	Principal	Value
Inter-American Development Bank
Series E
3.88%, 09/17/19	$5,000,000	$5,684,815
International Bank for Reconstruction and Development
1.75%, 07/15/13	5,000,000	5,130,690
2.00%, 04/02/12	10,214,000	10,317,406
5.00%, 04/01/16	5,020,000	5,895,004
7.63%, 01/19/23	1,000,000	1,458,070
International Finance Corp.
2.75%, 04/20/15	3,000,000	3,214,433
International Finance Corp.
Series G
3.00%, 04/22/14	3,046,000	3,245,023
Nordic Investment Bank
2.63%, 10/06/14	5,020,000	5,324,319

		161,868,559

OFFICE & BUSINESS EQUIPMENT – 0.09%
Pitney Bowes Inc.
4.75%, 05/15/18	1,863,000	1,931,059
5.25%, 01/15/37	2,100,000	2,226,000
Xerox Corp.
4.50%, 05/15/21[b]	850,000	875,586
6.35%, 05/15/18[b]	5,020,000	5,861,691

		10,894,336

OIL & GAS – 1.48%
Anadarko Petroleum Corp.
5.95%, 09/15/16	11,032,000	12,431,815
6.45%, 09/15/36	1,000,000	1,061,598
Apache Corp.
5.25%, 04/15/13[b]	6,731,000	7,201,663
6.00%, 01/15/37	1,000,000	1,196,031
BP Capital Markets PLC
3.13%, 10/01/15	800,000	835,024
3.20%, 03/11/16	500,000	524,679
3.63%, 05/08/14	1,626,000	1,716,060
3.88%, 03/10/15	1,755,000	1,875,559
4.74%, 03/11/21[b]	1,500,000	1,640,926
4.75%, 03/10/19	2,100,000	2,305,837
5.25%, 11/07/13	2,500,000	2,709,148

20	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2011

Security	Principal	Value
Canadian Natural Resources Ltd.
5.70%, 05/15/17[b]	$9,618,000	$11,215,324
Cenovus Energy Inc.
5.70%, 10/15/19	4,500,000	5,204,822
Chevron Corp.
3.95%, 03/03/14	4,515,000	4,853,961
ConocoPhillips
5.90%, 10/15/32	20,292,000	23,314,381
Devon Energy Corp.
4.00%, 07/15/21	500,000	519,854
5.60%, 07/15/41	900,000	965,310
6.30%, 01/15/19[b]	6,250,000	7,618,678
EnCana Corp.
5.90%, 12/01/17[b]	5,080,000	5,912,762
6.50%, 02/01/38	2,000,000	2,254,827
Ensco PLC
3.25%, 03/15/16	350,000	360,849
4.70%, 03/15/21	450,000	470,411
EOG Resources Inc.
2.50%, 02/01/16[b]	1,500,000	1,544,198
4.10%, 02/01/21[b]	1,650,000	1,746,472
Hess Corp.
5.60%, 02/15/41	4,500,000	4,616,703
Marathon Petroleum Corp.
3.50%, 03/01/16[d]	150,000	156,004
5.13%, 03/01/21[d]	1,100,000	1,164,015
6.50%, 03/01/41[d]	1,700,000	1,836,135
Nexen Inc.
6.20%, 07/30/19[b]	2,000,000	2,344,748
6.40%, 05/15/37	250,000	255,626
7.50%, 07/30/39	1,000,000	1,153,387
Noble Energy Inc.
6.00%, 03/01/41	1,300,000	1,409,886
Noble Holding International Ltd.
3.45%, 08/01/15	500,000	530,032
4.90%, 08/01/20	1,000,000	1,084,875
6.20%, 08/01/40	1,000,000	1,128,714
Occidental Petroleum Corp.
2.50%, 02/01/16[b]	1,000,000	1,042,454
4.10%, 02/01/21[b]	500,000	541,832
Pemex Project Funding Master Trust
5.75%, 03/01/18	5,020,000	5,609,850

Security	Principal	Value
Petrobras International Finance Co.
5.75%, 01/20/20	$7,530,000	$8,088,593
6.75%, 01/27/41[b]	1,750,000	1,937,316
7.88%, 03/15/19	2,548,000	3,070,884
Petroleos Mexicanos
6.50%, 06/02/41[b,d]	800,000	856,000
8.00%, 05/03/19	5,020,000	6,300,100
Shell International Finance BV
4.00%, 03/21/14	1,700,000	1,832,280
6.38%, 12/15/38	6,451,000	8,229,028
Statoil ASA
5.10%, 08/17/40	1,500,000	1,626,292
5.25%, 04/15/19	5,000,000	5,827,973
Suncor Energy Inc.
6.10%, 06/01/18	1,451,000	1,693,057
6.50%, 06/15/38	4,520,000	5,133,646
6.85%, 06/01/39	1,226,000	1,441,871
Talisman Energy Inc.
3.75%, 02/01/21[b]	2,250,000	2,220,080
Total Capital SA
2.30%, 03/15/16	1,000,000	1,030,403
4.45%, 06/24/20	5,000,000	5,500,736
Transocean Inc.
4.95%, 11/15/15	250,000	269,088
6.50%, 11/15/20[b]	1,000,000	1,123,634
6.80%, 03/15/38	3,000,000	3,223,553
Valero Energy Corp.
9.38%, 03/15/19	4,070,000	5,275,063

		187,034,047

OIL & GAS SERVICES – 0.18%
Baker Hughes Inc.
3.20%, 08/15/21[b,d]	3,400,000	3,437,667
5.13%, 09/15/40	750,000	803,621
Cameron International Corp.
4.50%, 06/01/21	1,000,000	1,042,457
5.95%, 06/01/41	500,000	534,824
Halliburton Co.
6.15%, 09/15/19	3,750,000	4,522,734
Weatherford International Ltd.
9.63%, 03/01/19[b]	9,125,000	11,992,306

		22,333,609

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2011

Security	Principal	Value
PHARMACEUTICALS – 0.89%
Abbott Laboratories
2.70%, 05/27/15	$200,000	$210,914
4.13%, 05/27/20[b]	1,100,000	1,192,715
5.13%, 04/01/19	5,039,000	5,826,920
5.88%, 05/15/16	8,743,000	10,342,079
AmerisourceBergen Corp.
5.88%, 09/15/15	4,507,000	5,171,397
AstraZeneca PLC
6.45%, 09/15/37	8,243,000	10,248,734
Bristol-Myers Squibb Co.
5.88%, 11/15/36	3,440,000	4,048,652
Cardinal Health Inc.
5.50%, 06/15/13[b]	1,750,000	1,879,585
Eli Lilly and Co.
5.55%, 03/15/37	5,618,000	6,303,418
Express Scripts Inc.
3.13%, 05/15/16	4,750,000	4,859,052
GlaxoSmithKline Capital Inc.
4.38%, 04/15/14[b]	100,000	109,087
4.85%, 05/15/13	1,250,000	1,337,833
5.65%, 05/15/18	5,009,000	6,004,729
Medco Health Solutions Inc.
2.75%, 09/15/15	1,000,000	1,021,032
7.13%, 03/15/18	1,726,000	2,069,862
Merck & Co. Inc.
5.00%, 06/30/19	7,568,000	8,864,678
Novartis Capital Corp.
2.90%, 04/24/15	5,750,000	6,086,595
Novartis Securities Investment Ltd.
5.13%, 02/10/19	2,010,000	2,333,658
Pfizer Inc.
6.20%, 03/15/19	12,670,000	15,511,826
Sanofi-Aventis SA
1.63%, 03/28/14	500,000	509,688
2.63%, 03/29/16	500,000	517,983
4.00%, 03/29/21	1,600,000	1,681,905
Schering-Plough Corp./Merck & Co. Inc.
6.00%, 09/15/17	250,000	305,776
6.55%, 09/15/37	2,750,000	3,547,758

Security	Principal	Value
Teva Pharmaceutical Finance II/ III LLC
3.00%, 06/15/15	$410,000	$428,968
Teva Pharmaceutical Finance III BV
1.70%, 03/21/14	1,050,000	1,063,372
Wyeth
5.50%, 02/01/14	9,918,000	10,990,393

		112,468,609

PIPELINES – 0.56%
Buckeye Partners LP
4.88%, 02/01/21	250,000	261,620
CenterPoint Energy Resources Corp.
4.50%, 01/15/21[d]	450,000	473,902
6.00%, 05/15/18[b]	2,500,000	2,899,685
Enbridge Energy Partners LP
5.50%, 09/15/40	250,000	247,400
Energy Transfer Partners LP
9.70%, 03/15/19	5,330,000	6,764,200
Enterprise Products Operating LP
5.60%, 10/15/14	18,756,000	20,572,797
Kinder Morgan Energy Partners LP
6.95%, 01/15/38	12,222,000	13,365,776
Magellan Midstream Partners LP
4.25%, 02/01/21	2,000,000	2,067,441
NuStar Pipeline Operating Partnership LP
5.88%, 06/01/13	500,000	529,601
ONEOK Partners LP
6.13%, 02/01/41	2,250,000	2,394,723
Plains All American Pipeline LP
5.00%, 02/01/21[b]	2,650,000	2,819,775
8.75%, 05/01/19	250,000	320,662
Southern Natural Gas Co./ Southern Natural Issuing Corp.
4.40%, 06/15/21[d]	850,000	882,858
Spectra Energy Partners LP
4.60%, 06/15/21	700,000	721,108
TC Pipelines LP
4.65%, 06/15/21	550,000	568,778

22	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2011

Security	Principal	Value
Tennessee Gas Pipeline Co.
7.50%, 04/01/17	$1,800,000	$2,208,012
TransCanada PipeLines Ltd.
3.80%, 10/01/20	1,000,000	1,045,350
6.50%, 08/15/18	250,000	303,336
7.13%, 01/15/19	3,978,000	5,019,848
7.63%, 01/15/39	1,524,000	2,026,594
Williams Companies Inc. (The)
8.75%, 03/15/32	1,000,000	1,276,982
Williams Partners LP
4.13%, 11/15/20	1,450,000	1,456,008
5.25%, 03/15/20	500,000	545,962
7.25%, 02/01/17	2,300,000	2,753,131

		71,525,549

REAL ESTATE – 0.03%
Prologis LP
6.25%, 03/15/17[b]	600,000	625,494
6.88%, 03/15/20	400,000	422,563
7.63%, 08/15/14[b]	2,100,000	2,321,736

		3,369,793

REAL ESTATE INVESTMENT TRUSTS – 0.31%
AvalonBay Communities Inc.
3.95%, 01/15/21	450,000	447,546
Boston Properties LP
6.25%, 01/15/13	2,903,000	3,086,600
Digital Realty Trust LP
5.25%, 03/15/21	1,500,000	1,497,743
ERP Operating LP
4.75%, 07/15/20[b]	6,500,000	6,728,217
HCP Inc.
2.70%, 02/01/14	400,000	398,025
3.75%, 02/01/16	200,000	201,595
5.38%, 02/01/21[b]	5,650,000	5,756,356
Health Care REIT Inc.
3.63%, 03/15/16	200,000	198,940
4.95%, 01/15/21	1,200,000	1,163,195
6.50%, 03/15/41	1,000,000	965,350
Healthcare Realty Trust Inc.
5.75%, 01/15/21	500,000	508,293
Kilroy Realty LP
4.80%, 07/15/18	1,000,000	1,002,291

Security	Principal	Value
Liberty Property LP
4.75%, 10/01/20	$1,000,000	$1,013,228
National Retail Properties Inc.
5.50%, 07/15/21	700,000	668,122
Simon Property Group LP
5.10%, 06/15/15	9,618,000	10,478,893
5.65%, 02/01/20	3,100,000	3,376,834
UDR Inc.
4.25%, 06/01/18	550,000	533,621
Ventas Realty LP/Ventas Capital Corp.
3.13%, 11/30/15	750,000	734,531
4.75%, 06/01/21	500,000	484,029

		39,243,409

RETAIL – 0.60%
Best Buy Co. Inc.
3.75%, 03/15/16	150,000	151,542
5.50%, 03/15/21[b]	400,000	385,061
CVS Caremark Corp.
4.75%, 05/18/20	1,100,000	1,192,136
6.13%, 09/15/39	5,270,000	5,696,215
6.30%, 06/01/37[a]	808,000	787,800
Gap Inc. (The)
5.95%, 04/12/21	1,700,000	1,598,000
Home Depot Inc. (The)
5.40%, 03/01/16	8,962,000	10,286,729
5.95%, 04/01/41	1,500,000	1,639,375
Lowe’s Companies Inc.
3.75%, 04/15/21[b]	2,000,000	2,045,434
5.80%, 04/15/40	2,000,000	2,170,455
Macy’s Retail Holdings Inc.
5.90%, 12/01/16	2,400,000	2,661,434
6.38%, 03/15/37	1,400,000	1,418,103
McDonald’s Corp.
3.63%, 05/20/21[b]	2,000,000	2,153,632
5.35%, 03/01/18	3,052,000	3,637,443
5.80%, 10/15/17	200,000	242,264
Nordstrom Inc.
4.75%, 05/01/20[b]	1,100,000	1,174,828
Target Corp.
7.00%, 01/15/38	7,232,000	9,309,155
TJX Companies Inc. (The)
6.95%, 04/15/19	100,000	125,799

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2011

Security	Principal	Value
Wal-Mart Stores Inc.
2.80%, 04/15/16	$1,000,000	$1,055,413
4.55%, 05/01/13	10,932,000	11,656,823
6.50%, 08/15/37[b]	11,722,000	14,615,438
Yum! Brands Inc.
3.75%, 11/01/21	1,300,000	1,297,724
3.88%, 11/01/20[b]	900,000	914,223

		76,215,026

SAVINGS & LOANS – 0.00%
Santander Holdings USA Inc.
4.63%, 04/19/16[b]	550,000	542,587

		542,587

SEMICONDUCTORS – 0.05%
Analog Devices Inc.
3.00%, 04/15/16	150,000	156,233
Applied Materials Inc.
2.65%, 06/15/16	250,000	255,623
4.30%, 06/15/21	800,000	831,075
5.85%, 06/15/41[b]	750,000	797,032
Broadcom Corp.
2.38%, 11/01/15[d]	150,000	151,919
Texas Instruments Inc.
1.38%, 05/15/14	2,750,000	2,783,908
2.38%, 05/16/16	700,000	722,804

		5,698,594

SOFTWARE – 0.21%
Fiserv Inc.
3.13%, 06/15/16	125,000	127,353
4.75%, 06/15/21	1,000,000	1,042,087
Intuit Inc.
5.75%, 03/15/17	1,000,000	1,145,000
Microsoft Corp.
0.88%, 09/27/13	1,000,000	1,006,733
4.00%, 02/08/21[b]	3,750,000	4,088,364
4.20%, 06/01/19[b]	3,010,000	3,352,697
4.50%, 10/01/40[b]	700,000	709,956
Oracle Corp.
5.25%, 01/15/16	9,657,000	11,138,324
5.38%, 07/15/40[d]	4,000,000	4,375,354

		26,985,868

Security	Principal	Value
TELECOMMUNICATIONS – 1.52%
Alltel Corp.
7.00%, 07/01/12	$500,000	$524,854
America Movil SAB de CV
2.38%, 09/08/16	700,000	694,316
5.00%, 03/30/20	5,250,000	5,679,520
6.13%, 03/30/40	2,150,000	2,384,844
American Tower Corp.
4.50%, 01/15/18	2,750,000	2,848,601
AT&T Inc.
2.95%, 05/15/16[b]	2,000,000	2,070,942
4.45%, 05/15/21[b]	2,700,000	2,891,015
BellSouth Corp.
6.00%, 11/15/34[b]	20,292,000	21,411,890
British Telecom PLC
9.88%, 12/15/30	2,540,000	3,761,965
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	12,168,000	13,390,442
Cisco Systems Inc.
4.45%, 01/15/20[b]	6,750,000	7,329,060
5.90%, 02/15/39	6,230,000	7,009,271
Deutsche Telekom International Finance BV
8.75%, 06/15/30	6,618,000	8,905,356
Embarq Corp.
7.08%, 06/01/16	10,532,000	11,377,333
France Telecom SA
4.38%, 07/08/14	2,026,000	2,169,670
5.38%, 07/08/19	1,626,000	1,819,472
8.50%, 03/01/31	1,400,000	1,853,371
GTE Corp.
6.84%, 04/15/18	500,000	600,544
Harris Corp.
4.40%, 12/15/20	1,950,000	2,037,658
Juniper Networks Inc.
3.10%, 03/15/16	50,000	51,927
4.60%, 03/15/21	50,000	52,278
5.95%, 03/15/41	150,000	157,034
Qwest Corp.
8.88%, 03/15/12	9,618,000	9,942,608

24	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2011

Security	Principal	Value
SBC Communications Inc./ AT&T Inc.
5.88%, 02/01/12	$23,042,000	$23,515,144
Telecom Italia Capital SA
5.25%, 11/15/13[b]	350,000	350,348
7.72%, 06/04/38	6,148,000	6,010,035
Telefonica Emisiones SAU
4.95%, 01/15/15	1,105,000	1,125,402
5.13%, 04/27/20	5,000,000	4,736,423
5.46%, 02/16/21	1,300,000	1,261,888
7.05%, 06/20/36	1,524,000	1,527,781
Verizon Communications Inc.
1.95%, 03/28/14	1,000,000	1,023,768
3.00%, 04/01/16[b]	500,000	518,389
4.60%, 04/01/21	500,000	544,867
6.00%, 04/01/41[b]	1,000,000	1,141,250
7.75%, 12/01/30	18,542,000	24,458,337
Virgin Media Secured Finance PLC
5.25%, 01/15/21[d]	200,000	215,802
Vodafone Group PLC
5.63%, 02/27/17	14,407,000	16,580,874

		191,974,279

TEXTILES – 0.01%
Cintas Corp. No. 2
2.85%, 06/01/16	650,000	671,833

		671,833

TOYS, GAMES & HOBBIES – 0.00%
Mattel Inc.
4.35%, 10/01/20	400,000	421,157

		421,157

TRANSPORTATION – 0.23%
Burlington Northern Santa Fe Corp.
6.15%, 05/01/37	4,803,000	5,458,078
CSX Corp.
6.00%, 10/01/36	7,207,000	8,138,206
Norfolk Southern Corp.
7.90%, 05/15/97[b]	4,078,000	5,715,071
Ryder System Inc.
3.50%, 06/01/17[b]	700,000	720,096
3.60%, 03/01/16	1,000,000	1,046,423

Security	Principal	Value
Union Pacific Corp.
4.00%, 02/01/21	$2,250,000	$2,341,385
6.15%, 05/01/37	250,000	288,403
United Parcel Service Inc.
3.13%, 01/15/21	3,000,000	3,074,857
6.20%, 01/15/38	1,826,000	2,294,939

		29,077,458

TRUCKING & LEASING – 0.01%
GATX Corp.
3.50%, 07/15/16[b]	1,000,000	1,038,463
4.85%, 06/01/21	600,000	634,842

		1,673,305

WATER – 0.00%
Veolia Environnement
5.25%, 06/03/13	200,000	211,695

		211,695

TOTAL CORPORATE BONDS & NOTES
(Cost: $2,692,770,073)		2,880,504,814

FOREIGN GOVERNMENT BONDS & NOTES[e] – 1.48%

BRAZIL – 0.27%
Brazil (Federative Republic of)
5.88%, 01/15/19	2,010,000	2,384,865
7.13%, 01/20/37[b]	13,042,000	17,345,860
8.00%, 01/15/18	12,232,278	14,770,476

		34,501,201

CANADA – 0.32%
Canada (Government of)
2.38%, 09/10/14	1,000,000	1,058,740
Ontario (Province of)
2.30%, 05/10/16	6,500,000	6,751,452
2.63%, 01/20/12	10,234,000	10,318,195
2.95%, 02/05/15	950,000	1,011,095
3.15%, 12/15/17	3,000,000	3,203,450
4.10%, 06/16/14	5,094,000	5,561,926
Quebec (Province of)
7.50%, 09/15/29	8,977,000	13,129,917

		41,034,775

COLOMBIA – 0.10%
Colombia (Republic of)
4.38%, 07/12/21	3,200,000	3,368,000

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2011

Security	Principal	Value
7.38%, 01/27/17	$1,500,000	$1,848,750
7.38%, 03/18/19	2,000,000	2,550,000
7.38%, 09/18/37	2,500,000	3,368,750
8.25%, 12/22/14	1,000,000	1,202,500

		12,338,000

ITALY – 0.20%
Italy (Republic of)
5.25%, 09/20/16	24,042,000	25,432,714

		25,432,714

JAPAN – 0.09%
Japan Finance Corp.
2.13%, 11/05/12	10,035,000	10,221,135
2.50%, 05/18/16	1,100,000	1,154,407

		11,375,542

MEXICO – 0.24%
United Mexican States
5.63%, 01/15/17	10,182,000	11,683,845
6.38%, 01/16/13[b]	6,157,000	6,560,284
6.75%, 09/27/34	9,618,000	12,022,500

		30,266,629

PANAMA – 0.05%
Panama (Republic of)
6.70%, 01/26/36	5,000,000	6,225,000

		6,225,000

PERU – 0.08%
Peru (Republic of)
6.55%, 03/14/37	2,000,000	2,457,000
7.13%, 03/30/19[b]	6,305,000	7,944,300

		10,401,300

POLAND – 0.07%
Poland (Republic of)
3.88%, 07/16/15	5,000,000	5,181,250
6.38%, 07/15/19	3,000,000	3,442,500

		8,623,750

SOUTH AFRICA – 0.03%
South Africa (Republic of)
5.50%, 03/09/20	3,000,000	3,386,400

		3,386,400

Security	Principal	Value
SOUTH KOREA – 0.03%
Korea (Republic of)
7.13%, 04/16/19	$3,000,000	$3,740,346

		3,740,346

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $173,077,649)		187,325,657

MUNICIPAL DEBT OBLIGATIONS – 0.83%

CALIFORNIA – 0.32%
Bay Area Toll Authority RB Highway Revenue Tolls BAB
Series S1
7.04%, 04/01/41	2,500,000	3,074,475
East Bay Municipal Utility District RB Water Revenue BAB
5.87%, 06/01/40	4,000,000	4,574,320
Los Angeles Community College District GO BAB
6.75%, 08/01/42	2,000,000	2,510,680
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue BAB
5.74%, 06/01/39	815,000	912,939
Los Angeles Department of Water & Power RB Electric Power & Light Revenues BAB
Series A
5.72%, 07/01/39	1,000,000	1,084,450
Series D
6.57%, 07/01/41	1,600,000	1,931,504
Los Angeles Department of Water & Power RB Water Revenue BAB
Series A
6.60%, 07/01/45	325,000	398,846
Los Angeles Unified School District GO BAB
5.75%, 07/01/34	1,000,000	1,069,200
6.76%, 07/01/34	1,250,000	1,484,375

26	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2011

Security	Principal	Value
San Francisco City & County Public Utilities Commission RB Water Revenue BAB
6.00%, 11/01/40	$2,500,000	$2,755,950
Santa Clara Valley Transportation Authority RB Sales Tax Revenue BAB
5.88%, 04/01/32	500,000	571,620
State of California GO
5.95%, 04/01/16	7,127,000	8,050,232
State of California GO BAB
7.30%, 10/01/39	7,000,000	8,130,150
7.55%, 04/01/39	1,000,000	1,200,460
7.70%, 11/01/30	500,000	551,595
University of California RB College & University Revenue BAB
5.95%, 05/15/26	900,000	937,863
University of California RB Health Hospital Nursing Home Revenue BAB
Series F
6.58%, 05/15/30	1,000,000	1,158,370

		40,397,029

COLORADO – 0.00%
Regional Transportation District RB Sales Tax Revenue BAB
Series B
5.84%, 11/01/46	500,000	590,630

		590,630

CONNECTICUT – 0.01%
State of Connecticut GO
Series A
5.85%, 03/15/32	1,500,000	1,690,320

		1,690,320

GEORGIA – 0.02%
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues BAB Project J, Series 2010A
6.64%, 04/01/18	1,000,000	1,014,690

Security	Principal	Value
Project M, Series 2010A
6.66%, 04/01/18	$750,000	$750,660
Project P, Series 2010A
7.06%, 04/01/18	300,000	296,817

		2,062,167

ILLINOIS – 0.12%
Chicago Transit Authority RB Sales Tax Revenue
Series A
6.90%, 12/01/40	2,000,000	2,297,580
City of Chicago GO
7.78%, 01/01/35	400,000	477,312
City of Chicago RB Port Airport & Marina Revenue BAB
6.40%, 01/01/40	500,000	560,890
City of Chicago RB Water Revenue BAB
6.74%, 11/01/40	300,000	360,801
State of Illinois GO
5.10%, 06/01/33	9,233,000	8,039,173
5.37%, 03/01/17	2,500,000	2,655,225
5.88%, 03/01/19	450,000	481,185

		14,872,166

INDIANA – 0.01%
Indianapolis Local Public Improvement Bond Bank RB Miscellaneous Revenue BAB
Series B-2
6.12%, 01/15/40	1,000,000	1,147,070

		1,147,070

MARYLAND – 0.01%
Maryland State Transportation Authority RB Transit Revenue BAB
5.89%, 07/01/30	1,500,000	1,719,585

		1,719,585

MASSACHUSETTS – 0.01%
Commonwealth of Massachusetts GO BAB
5.46%, 12/01/39	1,000,000	1,112,530

		1,112,530

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2011

Security	Principal	Value
MISSOURI – 0.01%
Missouri Highway & Transportation Commission RB Highway Revenue Tolls BAB
5.45%, 05/01/33	$1,050,000	$1,141,654

		1,141,654

NEW JERSEY – 0.06%
New Jersey Economic Development Authority RB Lease Appropriation
Series B
0.00%, 02/15/19 (AGM)	500,000	340,990
0.01%, 02/15/21 (AGM)	1,000,000	585,070
New Jersey State Turnpike Authority RB Miscellaneous Revenue BAB
Series F
7.41%, 01/01/40	3,044,000	3,931,387
New Jersey Transportation Trust Fund Authority RB Transit Revenue BAB
Series C
5.75%, 12/15/28	660,000	672,315
6.10%, 12/15/28	1,000,000	1,037,910
Rutgers – State University of New Jersey/New Brunswick RB College & University Revenue BAB
5.67%, 05/01/40	900,000	988,245

		7,555,917

NEW YORK – 0.10%
Metropolitan Transportation Authority RB Transit Revenue BAB
6.81%, 11/15/40	500,000	570,360
7.34%, 11/15/39	790,000	1,026,305
Series C-1
6.69%, 11/15/40	1,000,000	1,159,770
New York City Municipal Water Finance Authority RB Water Revenue BAB
5.72%, 06/15/42	2,645,000	3,023,658

Security	Principal	Value
New York City Transitional Finance Authority RB Sales Tax Revenue BAB
5.51%, 08/01/37	$1,000,000	$1,098,590
New York State Dormitory Authority RB Income Tax Revenue BAB
5.60%, 03/15/40	1,500,000	1,641,915
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
5.65%, 11/01/40	1,205,000	1,308,738
State of New York GO BAB
5.52%, 10/01/37	1,000,000	1,087,470
5.97%, 03/01/36	1,250,000	1,432,313

		12,349,119

OHIO – 0.03%
American Municipal Power Inc. RB Electric Power & Light Revenues BAB
5.94%, 02/15/44	1,300,000	1,342,887
Series E
6.27%, 02/15/21	1,200,000	1,268,184
Northeast Regional Sewer District RB Sewer Revenue BAB
6.04%, 11/15/40	900,000	963,765
Ohio State University (The) RB General Receipts Revenue BAB
4.91%, 06/01/40	535,000	552,040

		4,126,876

PENNSYLVANIA – 0.02%
Commonwealth of Pennsylvania GO BAB
4.65%, 02/15/26	1,000,000	1,097,840
Pennsylvania Turnpike Commission RB Highway Revenue Tolls BAB
Series B
5.51%, 12/01/40	1,000,000	1,047,060

		2,144,900

28	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2011

Security	Principal	Value
PUERTO RICO – 0.01%
Government Development Bank for Puerto Rico RB Miscellaneous Revenue
Series B
3.67%, 05/01/14	$1,300,000	$1,322,685

		1,322,685

TEXAS – 0.09%
Dallas Area Rapid Transit RB Sales Tax Revenue BAB
4.92%, 12/01/37	1,285,000	1,325,979
5.02%, 12/01/42	500,000	521,530
Dallas Convention Center Hotel Development Corp. RB Hotel Occupancy Tax BAB
7.09%, 01/01/26	700,000	765,016
State of Texas GO BAB
Series A
4.68%, 04/01/40	2,000,000	2,058,860
Texas State Transportation Commission RB Highway Revenue Tolls BAB
Series B
5.18%, 04/01/30	5,000,000	5,448,950
University of Texas System RB College & University Revenue BAB
Series C
4.79%, 08/15/31	1,500,000	1,555,545

		11,675,880

WASHINGTON – 0.01%
State of Washington GO BAB
5.14%, 08/01/40	1,000,000	1,063,140

		1,063,140

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $97,727,157)		104,971,668

Security	Principal	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS – 72.09%

MORTGAGE-BACKED SECURITIES – 32.61%
Federal Home Loan Mortgage Corp.
2.99%, 11/01/40[a]	$25,696,869	$26,801,752
3.15%, 11/01/40[a]	15,019,700	15,753,346
3.26%, 08/01/41[a]	8,444,521	8,829,140
3.35%, 11/01/40[a]	13,527,705	14,145,686
3.50%, 03/01/26	23,250,220	24,284,974
3.50%, 09/01/41[f]	19,470,000	20,288,348
4.00%, 10/01/25	35,588,740	37,480,639
4.00%, 02/01/26	12,348,029	13,009,143
4.00%, 05/01/26	17,152,715	18,071,072
4.00%, 01/01/41	67,744,439	70,239,439
4.00%, 02/01/41	16,681,605	17,295,982
4.00%, 03/01/41	14,757,412	15,300,921
4.00%, 09/01/41[f]	28,519,000	29,587,832
4.50%, 04/01/22	19,460,355	20,851,701
4.50%, 07/01/24	8,180,813	8,712,486
4.50%, 09/01/24	5,122,728	5,455,656
4.50%, 08/01/30	29,543,182	31,386,598
4.50%, 03/01/39	5,289,546	5,586,456
4.50%, 06/01/39	25,982,541	27,440,981
4.50%, 09/01/39	10,252,707	10,828,207
4.50%, 10/01/39	21,805,875	23,029,873
4.50%, 11/01/39	9,204,579	9,721,246
4.50%, 12/01/39	23,954,957	25,299,587
4.50%, 01/01/40	10,092,992	10,659,528
4.50%, 08/01/40	35,113,280	37,094,805
4.50%, 11/01/40	43,442,852	45,894,435
4.50%, 02/01/41	43,062,235	45,601,501
4.50%, 09/01/41[f]	54,568,000	57,686,514
5.00%, 12/01/24	26,315,818	28,453,717
5.00%, 08/01/25	19,836,619	21,543,085
5.00%, 06/01/33	7,734,753	8,340,118
5.00%, 12/01/33	30,327,135	32,700,708
5.00%, 07/01/35	26,009,210	28,045,084
5.00%, 01/01/36	27,423,708	29,572,393
5.00%, 03/01/38	65,942,891	70,847,555
5.00%, 08/01/40	8,565,317	9,245,335
5.00%, 09/01/40	30,629,255	33,060,972
5.00%, 09/01/41[f]	21,228,000	22,819,332
5.10%, 12/01/38[a]	16,904,470	18,073,455

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2011

Security	Principal	Value
5.50%, 02/01/34	$27,548,622	$30,222,097
5.50%, 05/01/35	20,750,409	22,765,344
5.50%, 05/01/36	22,633,498	24,728,603
5.50%, 07/01/36	45,220,941	49,406,888
5.50%, 03/01/38	28,795,054	31,429,810
5.50%, 04/01/38	8,030,389	8,765,172
5.50%, 09/01/41[f]	17,052,000	18,600,002
6.00%, 10/01/36	10,723,870	11,922,501
6.00%, 02/01/37	14,779,086	16,378,853
6.00%, 11/01/37	67,494,909	74,763,016
6.00%, 09/01/41[f]	12,610,000	13,961,634
Federal National Mortgage Association
1.83%, 02/01/36[a]	8,870,361	9,159,535
2.75%, 08/01/41[a]	11,581,822	12,054,106
3.00%, 09/01/41[f]	9,000,000	9,212,344
3.50%, 01/01/26	14,450,342	15,092,432
3.50%, 02/01/26	28,575,575	29,845,308
3.50%, 08/01/26	12,794,549	13,363,065
3.50%, 09/01/40	9,991,963	10,069,651
3.50%, 11/01/40	11,157,540	11,244,291
3.50%, 12/01/40	5,007,201	5,046,133
3.50%, 03/01/41	7,291,058	7,347,782
3.50%, 09/01/41[f]	11,978,000	12,424,857
3.60%, 05/01/40[a]	15,869,610	16,697,192
4.00%, 10/01/25	58,539,687	61,792,542
4.00%, 11/01/25	5,753,725	6,072,840
4.00%, 03/01/26	10,263,251	10,837,299
4.00%, 06/01/26	8,913,857	9,412,430
4.00%, 12/01/30	16,501,849	17,325,266
4.00%, 01/01/31	4,897,572	5,142,993
4.00%, 02/01/31	4,862,024	5,105,664
4.00%, 12/01/39	902,998	936,975
4.00%, 07/01/40	85,193,701	88,399,193
4.00%, 09/01/40	36,700,666	38,086,793
4.00%, 12/01/40	69,078,495	71,687,483
4.00%, 09/01/41[f]	39,184,000	40,880,931
4.50%, 09/01/18	15,750,849	16,868,431
4.50%, 10/01/24	20,715,518	22,088,607
4.50%, 03/01/36	12,413,323	13,181,961
4.50%, 09/01/39	46,345,072	49,040,099
4.50%, 12/01/39	18,811,136	19,905,029
4.50%, 08/01/40	125,111,279	132,442,021

Security	Principal	Value
4.50%, 09/01/40	$62,241,259	$65,888,209
4.50%, 01/01/41	54,490,999	57,683,832
4.50%, 04/01/41	11,035,885	11,704,730
4.50%, 09/01/41[f]	66,123,000	70,106,727
4.74%, 04/01/38[a]	12,424,873	13,108,635
5.00%, 08/01/20	21,451,360	23,134,622
5.00%, 12/01/23	10,416,165	11,236,870
5.00%, 11/01/33	59,479,768	64,213,006
5.00%, 04/01/35	36,916,790	39,859,356
5.00%, 02/01/36	47,665,523	51,463,203
5.00%, 06/01/39	74,868,314	80,685,901
5.00%, 03/01/40	26,090,983	28,270,880
5.00%, 09/01/41[f]	34,637,000	37,308,464
5.50%, 01/01/24	27,704,198	30,077,939
5.50%, 02/01/30	14,223,293	15,555,963
5.50%, 05/01/33	25,153,099	27,628,280
5.50%, 11/01/33	45,266,665	49,721,113
5.50%, 09/01/34	64,581,969	70,951,336
5.50%, 05/01/37	61,555,543	67,337,229
5.50%, 03/01/38	32,889,486	35,957,288
5.50%, 06/01/38	23,974,485	26,210,731
5.50%, 09/01/41[f]	32,919,000	35,924,164
6.00%, 01/01/25	15,571,958	16,993,447
6.00%, 03/01/34	28,016,882	31,502,924
6.00%, 09/01/36	55,761,778	61,827,203
6.00%, 09/01/41	53,247,271	58,970,169
6.00%, 09/01/41[f]	26,317,000	29,137,853
6.50%, 08/01/36	907,395	1,023,271
6.50%, 09/01/36	5,231,950	5,900,083
6.50%, 10/01/36	857,345	966,830
6.50%, 12/01/36	783,260	883,285
6.50%, 07/01/37	1,277,255	1,440,364
6.50%, 08/01/37	47,999,605	54,131,669
6.50%, 10/01/37	2,576,480	2,905,503
6.50%, 11/01/37	697,291	786,372
6.50%, 12/01/37	18,378,293	20,733,562
6.50%, 06/01/38	736,965	831,008
6.50%, 09/01/41[f]	5,040,000	5,627,475
7.00%, 04/01/37	15,743,098	17,924,272
Government National Mortgage Association
4.00%, 09/20/40	35,712,947	37,895,479
4.00%, 01/20/41	10,598,397	11,242,044

30	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2011

Security	Principal	Value
4.00%, 02/15/41	$25,615,233	$27,151,016
4.00%, 07/15/41	17,974,792	19,052,486
4.00%, 09/01/41[f]	18,084,000	19,123,830
4.50%, 03/15/39	16,611,436	18,040,647
4.50%, 04/15/39	12,106,153	13,147,740
4.50%, 08/15/39	35,755,260	38,831,562
4.50%, 11/20/39	14,508,113	15,761,945
4.50%, 01/20/40	3,778,722	4,102,364
4.50%, 07/15/40	9,546,805	10,362,814
4.50%, 08/20/40	26,425,330	28,688,619
4.50%, 09/15/40	39,145,350	42,491,283
4.50%, 10/20/40	49,883,593	54,156,048
4.50%, 06/20/41	51,778,361	56,210,778
4.50%, 09/01/41[f]	37,599,000	40,648,044
5.00%, 01/15/39	37,736,240	41,589,618
5.00%, 05/15/40	24,529,140	27,046,634
5.00%, 07/20/40	70,093,154	77,442,622
5.00%, 08/20/40	29,555,993	32,655,023
5.00%, 09/01/41[f]	46,226,000	50,928,051
5.50%, 03/15/36	9,972,212	11,181,510
5.50%, 03/20/39	19,957,819	22,343,134
5.50%, 12/15/39	7,350,167	8,205,848
5.50%, 01/15/40	44,187,948	49,348,962
5.50%, 09/01/41[f]	9,310,000	10,385,014
6.00%, 03/15/37	34,276,924	38,693,320
6.00%, 11/15/39	8,796,534	9,921,950
6.00%, 09/01/41[f]	16,503,000	18,583,925
6.50%, 10/20/38	23,302,373	26,405,018

		4,129,997,871

U.S. GOVERNMENT AGENCY OBLIGATIONS – 5.57%
Federal Home Loan Banks
5.00%, 11/17/17[b]	5,135,000	6,162,640
Federal Home Loan Mortgage Corp.
2.13%, 03/23/12	38,282,000	38,686,066
2.50%, 05/27/16	20,100,000	21,346,170
4.50%, 01/15/13[b]	230,149,000	243,392,280
6.25%, 07/15/32[b]	25,101,000	34,323,903
Federal National Mortgage Association
1.50%, 06/26/13[b]	24,470,000	24,995,743
2.63%, 11/20/14[b]	84,997,000	90,517,139
5.00%, 04/15/15[b]	70,519,000	81,334,555

Security	Principal	Value
5.00%, 05/11/17[b]	$101,566,000	$120,766,788
6.63%, 11/15/30[b]	10,300,000	14,506,199
7.25%, 05/15/30[b]	4,540,000	6,760,261
Tennessee Valley Authority
4.88%, 01/15/48	10,480,000	11,814,774
5.50%, 07/18/17	9,270,000	11,235,620

		705,842,138

U.S. GOVERNMENT OBLIGATIONS – 33.91%
U.S. Treasury Bonds
3.75%, 08/15/41	20,000,000	20,565,601
3.88%, 08/15/40	12,630,000	13,284,991
4.25%, 11/15/40	1,240,000	1,390,276
4.38%, 11/15/39[b]	36,892,000	42,249,826
4.38%, 05/15/40	12,718,000	14,556,514
4.38%, 05/15/41	10,400,000	11,919,647
4.50%, 08/15/39[b]	55,840,000	65,248,476
4.63%, 02/15/40[b]	148,862,000	177,343,783
4.75%, 02/15/41[b]	70,080,000	85,226,390
6.25%, 05/15/30	35,168,000	50,751,643
7.50%, 11/15/16[b]	254,831,000	339,208,072
7.63%, 02/15/25[b]	128,445,000	199,918,225
8.75%, 05/15/17[b]	2,350,000	3,342,475
U.S. Treasury Notes
0.38%, 10/31/12	1,290,000	1,293,186
0.75%, 09/15/13	142,820,000	144,382,464
1.13%, 06/15/13	85,700,000	87,112,332
1.25%, 09/30/15	22,540,000	23,090,652
1.38%, 02/15/13	53,250,000	54,173,360
1.38%, 03/15/13	1,330,000	1,354,206
1.38%, 05/15/13	96,892,000	98,841,468
1.75%, 08/15/12[b]	180,933,000	183,703,068
1.75%, 04/15/13	10,234,000	10,492,204
1.88%, 10/31/17	129,140,000	133,316,399
2.00%, 04/30/16	2,510,000	2,644,436
2.13%, 05/31/15	24,490,000	25,936,134
2.13%, 08/15/21	25,000,000	24,788,999
2.38%, 09/30/14[b]	152,206,000	161,635,162
2.38%, 02/28/15[b]	34,822,000	37,131,396
2.38%, 05/31/18	41,600,000	44,001,572
2.50%, 03/31/15[b]	103,647,000	111,062,942
2.50%, 06/30/17	2,350,000	2,517,649
2.63%, 12/31/14[b]	58,112,000	62,350,108
2.63%, 04/30/18	51,600,000	55,470,512

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

August 31, 2011

Security	Shares or Principal	Value
2.63%, 08/15/20[b]	$13,720,000	$14,387,066
3.00%, 08/31/16[b]	108,560,000	119,409,490
3.13%, 08/31/13	288,560,000	305,310,908
3.13%, 01/31/17[b]	57,392,000	63,547,291
3.13%, 05/15/21	14,250,000	15,435,314
3.38%, 07/31/13[b]	235,098,000	249,408,392
3.50%, 05/15/20[b]	50,380,000	56,704,202
3.63%, 02/15/20	284,929,000	323,912,983
3.63%, 02/15/21	17,833,000	20,131,497
4.25%, 08/15/15[b]	44,270,000	50,570,507
4.75%, 05/15/14[b]	436,652,000	489,320,982
8.13%, 08/15/19[b]	181,578,000	268,602,892
8.88%, 08/15/17[b]	19,190,000	27,696,544

		4,294,742,236

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost: $8,701,355,458)		9,130,582,245

SHORT-TERM INVESTMENTS – 20.09%

MONEY MARKET FUNDS – 20.09%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.16%[c,g,h]	1,776,975,514	1,776,975,514
BlackRock Cash Funds: Prime, SL Agency Shares 0.17%[c,g,h]	766,881,143	766,881,143
BlackRock Cash Funds: Treasury, SL Agency Shares 0.00%[c,g]	100,000	100,000

		2,543,956,657

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,543,956,657)		2,543,956,657

TOTAL INVESTMENTS IN SECURITIES – 119.53% (Cost: $14,465,090,677)		15,138,799,965

Other Assets, Less Liabilities – (19.53)%		(2,473,001,184)

NET ASSETS – 100.00%		$12,665,798,781

BAB – Build America Bonds

FDIC – Federal Deposit Insurance Corp.

GO – General Obligation

RB – Revenue Bond

Insured by:

AGM – Assured Guaranty Municipal Corp.

[a]	Variable rate security. Rate shown is as of report date.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Investments are denominated in U.S. dollars.
[f]	To-be-announced (TBA). See Note 1.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

32	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS TIPS BOND FUND

August 31, 2011

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 99.66%
U.S. Treasury Inflation- Indexed Bonds
0.13%, 04/15/16[a]	$707,979,641	$740,391,834
0.50%, 04/15/15[a]	496,826,159	522,133,242
0.63%, 04/15/13	337,538,411	345,396,728
0.63%, 07/15/21[a]	533,590,536	558,685,966
1.13%, 01/15/21[a]	1,009,598,707	1,107,561,330
1.25%, 04/15/14[a]	486,957,763	514,044,788
1.25%, 07/15/20[a]	655,177,397	728,168,254
1.38%, 07/15/18[a]	435,488,143	488,359,125
1.38%, 01/15/20[a]	751,260,918	842,586,073
1.63%, 01/15/15[a]	659,747,990	717,166,682
1.63%, 01/15/18[a]	429,111,523	485,834,702
1.75%, 01/15/28[a]	457,960,782	527,799,802
1.88%, 07/15/13[a]	880,748,802	927,813,817
1.88%, 07/15/15[a]	664,427,947	737,722,655
1.88%, 07/15/19[a]	540,967,345	629,128,117
2.00%, 01/15/14[a]	752,428,732	805,333,877
2.00%, 07/15/14[a]	810,106,404	880,104,660
2.00%, 01/15/16[a]	575,357,690	646,827,903
2.00%, 01/15/26[a]	584,229,391	693,042,115
2.13%, 01/15/19[a]	406,255,399	478,302,255
2.13%, 02/15/40[a]	401,978,064	494,495,828
2.13%, 02/15/41[a]	403,708,197	499,588,894
2.38%, 01/15/17[a]	538,825,378	626,889,650
2.38%, 01/15/25[a]	819,905,793	1,012,071,213
2.38%, 01/15/27[a]	437,053,728	544,200,181
2.50%, 07/15/16[a]	672,222,328	781,878,596
2.50%, 01/15/29[a]	452,980,704	577,125,728
2.63%, 07/15/17[a]	385,877,051	459,495,158
3.00%, 07/15/12	36,689,149	37,984,735
3.38%, 04/15/32	187,971,813	274,585,700
3.63%, 04/15/28[a]	631,839,024	904,418,328
3.88%, 04/15/29	668,681,857	998,321,116

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $18,550,594,978)		20,587,459,052

Security	Shares	Value
SHORT-TERM INVESTMENTS – 25.30%

MONEY MARKET FUNDS – 25.30%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.16%[b,c,d]	4,595,413,865	$4,595,413,865
BlackRock Cash Funds: Prime, SL Agency Shares 0.17%[b,c,d]	619,195,455	619,195,455
BlackRock Cash Funds: Treasury, SL Agency Shares 0.00%[b,c]	12,099,631	12,099,631

		5,226,708,951

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,226,708,951)		5,226,708,951

TOTAL INVESTMENTS IN SECURITIES – 124.96% (Cost: $23,777,303,929)		25,814,168,003

Other Assets, Less Liabilities – (24.96)%		(5,156,190,548)

NET ASSETS – 100.00%		$20,657,977,455

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

August 31, 2011

	iShares Barclays Aggregate Bond Fund	iShares Barclays TIPS Bond Fund

ASSETS
Investments, at cost:
Unaffiliated	$11,909,750,065	$18,550,594,978
Affiliated (Note 2)	2,555,340,612	5,226,708,951

Total cost of investments	$14,465,090,677	$23,777,303,929

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$12,582,389,598	$20,587,459,052
Affiliated (Note 2)	2,556,410,367	5,226,708,951

Total fair value of investments	15,138,799,965	25,814,168,003
Cash	1,344,113	–
Receivables:
Investment securities sold	252,323,484	–
Due from custodian (Note 4)	406,088	–
Interest	88,730,259	59,174,243
Capital shares sold	41,188,414	92,010,112

Total Assets	15,522,792,323	25,965,352,358

LIABILITIES
Payables:
Investment securities purchased	838,469,743	77,511,985
Collateral for securities on loan (Note 5)	2,016,408,826	5,214,609,320
Capital shares redeemed	–	11,618,305
Investment advisory fees (Note 2)	2,114,973	3,635,293

Total Liabilities	2,856,993,542	5,307,374,903

NET ASSETS	$12,665,798,781	$20,657,977,455

Net assets consist of:
Paid-in capital	$11,843,678,845	$18,274,884,120
Undistributed (distributions in excess of) net investment income	(10,236,424)	1,696,106
Undistributed net realized gain	158,647,072	344,533,155
Net unrealized appreciation	673,709,288	2,036,864,074

NET ASSETS	$12,665,798,781	$20,657,977,455

Shares outstanding[b]	115,900,000	180,400,000

Net asset value per share	$109.28	$114.51

[a]	Securities on loan with values of $1,974,028,845 and $5,111,970,223, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

34	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended August 31, 2011

	iShares Barclays Aggregate Bond Fund	iShares Barclays TIPS Bond Fund

NET INVESTMENT INCOME
Interest – unaffiliated	$185,196,230	$680,511,848	[a]
Interest – affiliated (Note 2)	656,068	18,230
Securities lending income – affiliated (Note 2)	1,646,291	3,181,141

Total investment income	187,498,589	683,711,219

EXPENSES
Investment advisory fees (Note 2)	11,590,620	20,730,956

Total expenses	11,590,620	20,730,956

Net investment income	175,907,969	662,980,263

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments – unaffiliated	24,497,007	34,510,323
In-kind redemptions – unaffiliated	10,917,020	402,489,098

Net realized gain	35,414,027	436,999,421

Net change in unrealized appreciation/depreciation	391,292,068	814,861,940

Net realized and unrealized gain	426,706,095	1,251,861,361

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$602,614,064	$1,914,841,624

[a]	Includes monthly inflationary and deflationary adjustments to income. See Note 1.

See notes to financial statements.

FINANCIAL STATEMENTS	35

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Barclays Aggregate Bond Fund		iShares Barclays TIPS Bond Fund
	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$175,907,969	$297,183,673	$662,980,263	$549,981,582
Net realized gain	35,414,027	236,957,962	436,999,421	279,581,870
Net change in unrealized appreciation/depreciation	391,292,068	16,640,262	814,861,940	494,223,649

Net increase in net assets resulting from operations	602,614,064	550,781,897	1,914,841,624	1,323,787,101

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(195,776,652)	(323,158,134)	(710,800,375)	(500,411,426)
From net realized gain	–	(115,853,309)	–	–

Total distributions to shareholders	(195,776,652)	(439,011,443)	(710,800,375)	(500,411,426)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,737,297,066	1,843,886,951	4,024,357,324	1,945,503,306
Cost of shares redeemed	(519,462,773)	(2,260,229,045)	(4,018,425,137)	(3,421,707,620)

Net increase (decrease) in net assets from capital share transactions	1,217,834,293	(416,342,094)	5,932,187	(1,476,204,314)

INCREASE (DECREASE) IN NET ASSETS	1,624,671,705	(304,571,640)	1,209,973,436	(652,828,639)

NET ASSETS
Beginning of period	11,041,127,076	11,345,698,716	19,448,004,019	20,100,832,658

End of period	$12,665,798,781	$11,041,127,076	$20,657,977,455	$19,448,004,019

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(10,236,424)	$9,632,259	$1,696,106	$49,516,218

SHARES ISSUED AND REDEEMED
Shares sold	16,200,000	17,300,000	36,000,000	18,400,000
Shares redeemed	(4,900,000)	(21,200,000)	(35,400,000)	(32,100,000)

Net increase (decrease) in shares outstanding	11,300,000	(3,900,000)	600,000	(13,700,000)

See notes to financial statements.

36	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays Aggregate Bond Fund
	Six months ended Aug. 31, 2011 (Unaudited)	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Year ended Feb. 28, 2007
Net asset value, beginning of period	$105.56	$104.57	$100.08	$102.67	$100.50	$100.08

Income from investment operations:
Net investment income[a]	1.63	2.66	2.48	3.58	4.86	4.71
Net realized and unrealized gain (loss)[b]	3.92	2.27	5.98	(1.54)	2.25	0.41

Total from investment operations	5.55	4.93	8.46	2.04	7.11	5.12

Less distributions from:
Net investment income	(1.83)	(2.90)	(3.97)	(4.63)	(4.94)	(4.70)
Net realized gain	–	(1.04)	–	–	–	–

Total distributions	(1.83)	(3.94)	(3.97)	(4.63)	(4.94)	(4.70)

Net asset value, end of period	$109.28	$105.56	$104.57	$100.08	$102.67	$100.50

Total return	5.31%[c]	4.82%	8.62%	2.08%	7.32%	5.31%

Ratios/Supplemental data:
Net assets, end of period (000s)	$12,665,799	$11,041,127	$11,345,699	$9,657,470	$8,521,609	$5,396,824
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	3.03%	2.51%	2.42%	3.58%	4.86%	4.76%
Portfolio turnover rate[e,f]	56%	406%	488%	519%	458%	483%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[f]	Portfolio turnover rates include to-be-announced (TBA) transactions. See Note 1.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	37

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays TIPS Bond Fund
	Six months ended Aug. 31, 2011 (Unaudited)	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Year ended Feb. 28, 2007
Net asset value, beginning of period	$108.16	$103.88	$96.71	$110.30	$100.96	$102.75

Income from investment operations:
Net investment income[a]	3.58	2.92	4.04	0.80	5.86	4.08
Net realized and unrealized gain (loss)[b]	6.61	4.01	7.38	(8.70)	8.53	(1.60)

Total from investment operations	10.19	6.93	11.42	(7.90)	14.39	2.48

Less distributions from:
Net investment income	(3.84)	(2.65)	(4.25)	(4.52)	(5.05)	(4.11)
Return of capital	–	–	–	(1.17)	–	(0.16)

Total distributions	(3.84)	(2.65)	(4.25)	(5.69)	(5.05)	(4.27)

Net asset value, end of period	$114.51	$108.16	$103.88	$96.71	$110.30	$100.96

Total return	9.61%[c]	6.74%	12.00%	(7.50)%	14.78%	2.56%

Ratios/Supplemental data:
Net assets, end of period (000s)	$20,657,977	$19,448,004	$20,100,833	$10,271,118	$6,408,389	$4,129,080
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	6.40%	2.74%	3.95%	0.78%	5.71%	4.09%
Portfolio turnover rate[e]	10%	13%	15%	10%	10%	17%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

38	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” collectively, the “Funds”):

iShares Bond Fund	Diversification Classification
Barclays Aggregate	Diversified
Barclays TIPS	Diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Certain Funds may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in

40	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of August 31, 2011. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares Bond Fund	Level 1	Level 2	Level 3	Total

Barclays Aggregate
Collateralized Mortgage Obligations	$–	$291,458,924	$–	$291,458,924
Corporate Bonds & Notes	–	2,880,504,814	–	2,880,504,814
Foreign Government Bonds & Notes	–	187,325,657	–	187,325,657
Municipal Debt Obligations	–	104,971,668	–	104,971,668
U.S. Government & Agency Obligations	–	9,130,582,245	–	9,130,582,245
Short-Term Investments	2,543,956,657	–	–	2,543,956,657

	$2,543,956,657	$12,594,843,308	$–	$15,138,799,965

Barclays TIPS
U.S. Government Obligations	$–	$20,587,459,052	$–	$20,587,459,052
Short-Term Investments	5,226,708,951	–	–	5,226,708,951

	$5,226,708,951	$20,587,459,052	$–	$25,814,168,003

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

Inflation-protected public obligations are income-generating instruments whose interest and principal payments are adjusted for inflation (or deflation). The inflation (deflation) adjustment is applied to the principal of each bond on a monthly basis and is accounted for as interest income in the Statements of Operations.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

The Funds had tax basis net capital loss carryforwards as of February 28, 2011, the tax year-end of the Funds, as follows:

iShares Bond Fund	Expiring 2016	Expiring 2017	Expiring 2018	Total
Barclays TIPS	$1,916,335	$1,248,214	$528,715	$3,693,264

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by funds for taxable years beginning after December 22, 2010 will not be subject to expiration. In addition, such losses must be utilized prior to the losses incurred in the tax years preceding enactment.

As of August 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Barclays Aggregate	$14,465,584,013	$680,580,449	$(7,364,497)	$673,215,952
Barclays TIPS	23,830,520,933	1,983,647,070	–	1,983,647,070

Management has reviewed the tax positions as of August 31, 2011, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

WHEN-ISSUED/TBA TRANSACTIONS

The iShares Barclays Aggregate Bond Fund may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of

42	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.20% based on the average daily net assets of each Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the combined income earned from the investment of cash collateral received for the loan of securities and any fees paid by borrowers. For the six months ended August 31, 2011, BTC earned securities lending agent fees from the Funds as follows:

iShares Bond Fund	Securities Lending Agent Fees
Barclays Aggregate	$886,464
Barclays TIPS	1,712,922

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the six months ended August 31, 2011, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Bond Fund and Name of Affiliated Issuer	Principal Amount Held Beginning of Period	Gross Additions	Gross Reductions	Principal Amount Held End of Period	Value at End of Period	Interest Income	Net Realized Gain

Barclays Aggregate
PNC Funding Corp.
5.25%, 11/15/15	$9,135,000	$–	$–	$9,135,000	$10,149,818	$213,040	$–
5.40%, 06/10/14	998,000	–	–	998,000	1,103,022	24,736	–
6.70%, 06/10/19	998,000	–	–	998,000	1,200,870	32,032	–

					$12,453,710	$269,808	$–

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended August 31, 2011 were as follows:

	U.S. Government Obligations		Other Securities
iShares Bond Fund	Purchases	Sales	Purchases	Sales
Barclays Aggregate	$7,064,629,341	$6,367,140,512	$239,671,127	$26,113,004
Barclays TIPS	4,014,906,759	2,076,173,208	–	–

In-kind transactions (see Note 4) for the six months ended August 31, 2011 were as follows:

iShares Bond Fund	In-kind Purchases	In-kind Sales
Barclays Aggregate	$867,435,975	$474,203,199
Barclays TIPS	1,492,439,207	3,924,768,640

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and an amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s

44	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates; such reinvestments are subject to investment risk.

As of August 31, 2011, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of August 31, 2011 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, plus any fees paid by borrowers and less the fees paid to BTC as securities lending agent which are subject to adjustments pursuant to the securities lending agreement.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	45

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BFA provided such information as the Board, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. An ad-hoc sub-committee of the Independent Trustees (the “Ad-Hoc Sub-Committee”), with independent counsel, met with management on April 19, 2011, and April 26, 2011, to discuss the types of information the Board required and the manner in which management would organize and present such information. At a meeting held on May 16, 2011, management presented information to the Board relating to the continuance of the Advisory Contract and the Board reviewed and discussed such information at length. The Board also requested from management certain additional information. At a meeting held on June 22-23, 2011, the Board reviewed additional information provided by management in response to the Board’s requests. The Board approved the selection of BFA and the continuance of the Advisory Contract for the Funds, based on its review of qualitative and quantitative information provided by BFA, including its review of supplemental information management provided at the request of the Board. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In selecting BFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Nature, Extent and Quality of Services Provided by BFA – Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, supporting the Funds and their shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Funds and their shareholders were added in 2010, for example, in such areas as investor education, product management, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Expenses and Performance of the Funds – The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size or other differentiating factors, but were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board

46	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fees and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2010, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

The Board also reviewed the performance of other series of registered investment companies with substantially similar investment objectives and strategies as iShares Barclays Aggregate Bond Fund for which BFA provides investment advisory services, noting that such other services generally performed in line with relevant benchmarks over relevant periods.

Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates – The Board reviewed information about the profitability to BFA of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares Funds and how such profitability methodology differed from the methodology used to calculate profitability prior to the acquisition of BFA by BlackRock, noting that such matters were focused on by the Ad-Hoc Sub-Committee during its meetings and addressed by management. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale – In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory rates as the assets of the Funds increase. However, the Board further noted management’s assertion that future economies of scale for each Fund had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving Fund shareholders, from inception, the benefits of lower fees. The Board also reviewed BFA’s historic profitability as investment adviser to the iShares fund complex and noted that BFA and BlackRock had continued to make significant investments in the iShares fund complex and the infrastructure supporting the iShares funds. Based on this review, as well as the discussions described above in connection with the Lipper Group and performance benchmark comparisons, the Board, recognizing its

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	47

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates – The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do manage Other Accounts with substantially similar investment objectives and strategies as any of the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different services provided as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchanged traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates – The Board reviewed any ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as any payment of revenue to BTC, the Funds’ securities lending agent, for loaning any portfolio securities, and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Funds and their shareholders to approve the continuance of the Advisory Contract for the coming year.

48	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Bond Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Barclays Aggregate	$1.61559	$–	$0.21504	$1.83063	88%	–%	12%		100%
Barclays TIPS	3.82751	–	0.00833	3.83584	100	–	0	[a]	100

[a]	Rounds to less than 1%.

SUPPLEMENTAL INFORMATION	49

Notes:

50	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (“SEI”). BlackRock Fund Advisors (“BFA”) serves as the investment advisor to the Funds. BFA is a subsidiary of BlackRock Institutional Trust Company, N.A., neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed or issued by Barclays Capital, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2011 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

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iS-SAR-23-0811

Item 2.	Code of Ethics.

Not applicable to this semi-annual filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6.	Schedule of Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date: October 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date: October 21, 2011

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: October 21, 2011